UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07803
Name of Registrant: Vanguard Scottsdale Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: August 31
Date of reporting period: November 30, 2017
Item 1: Schedule of Investments

Vanguard Short-Term Government Bond Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (92.2%)
United States Treasury Note/Bond	3.500%	2/15/18	7,850	7,884
United States Treasury Note/Bond	1.250%	12/15/18	7,359	7,326
United States Treasury Note/Bond	1.250%	12/31/18	31,975	31,825
United States Treasury Note/Bond	1.375%	12/31/18	21,195	21,122
United States Treasury Note/Bond	1.500%	12/31/18	58,803	58,674
United States Treasury Note/Bond	1.125%	1/15/19	37,622	37,381
United States Treasury Note/Bond	1.125%	1/31/19	21,000	20,859
United States Treasury Note/Bond	1.250%	1/31/19	10,000	9,947
United States Treasury Note/Bond	1.500%	1/31/19	28,555	28,484
United States Treasury Note/Bond	0.750%	2/15/19	57,723	57,056
United States Treasury Note/Bond	2.750%	2/15/19	11,600	11,741
United States Treasury Note/Bond	1.125%	2/28/19	17,230	17,104
United States Treasury Note/Bond	1.375%	2/28/19	10,000	9,956
United States Treasury Note/Bond	1.500%	2/28/19	19,000	18,947
United States Treasury Note/Bond	1.000%	3/15/19	21,006	20,809
United States Treasury Note/Bond	1.250%	3/31/19	16,000	15,897
United States Treasury Note/Bond	1.500%	3/31/19	5,500	5,483
United States Treasury Note/Bond	1.625%	3/31/19	57,035	56,946
United States Treasury Note/Bond	0.875%	4/15/19	21,580	21,327
United States Treasury Note/Bond	1.250%	4/30/19	11,925	11,843
United States Treasury Note/Bond	1.625%	4/30/19	51,025	50,937
United States Treasury Note/Bond	0.875%	5/15/19	61,234	60,469
United States Treasury Note/Bond	3.125%	5/15/19	13,580	13,849
United States Treasury Note/Bond	1.125%	5/31/19	5,000	4,954
United States Treasury Note/Bond	1.250%	5/31/19	34,430	34,177
United States Treasury Note/Bond	1.500%	5/31/19	15,000	14,941
United States Treasury Note/Bond	0.875%	6/15/19	14,000	13,814
United States Treasury Note/Bond	1.000%	6/30/19	13,000	12,850
United States Treasury Note/Bond	1.250%	6/30/19	1,820	1,805
United States Treasury Note/Bond	1.625%	6/30/19	54,630	54,502
United States Treasury Note/Bond	0.750%	7/15/19	22,950	22,581
United States Treasury Note/Bond	0.875%	7/31/19	2,500	2,464
United States Treasury Note/Bond	1.375%	7/31/19	22,000	21,859
United States Treasury Note/Bond	1.625%	7/31/19	56,490	56,349
United States Treasury Note/Bond	0.750%	8/15/19	45,630	44,853
United States Treasury Note/Bond	3.625%	8/15/19	15,000	15,464
United States Treasury Note/Bond	1.000%	8/31/19	9,950	9,818
United States Treasury Note/Bond	1.250%	8/31/19	32,000	31,710
United States Treasury Note/Bond	1.625%	8/31/19	45,900	45,771
United States Treasury Note/Bond	0.875%	9/15/19	16,315	16,055
United States Treasury Note/Bond	1.000%	9/30/19	12,000	11,831
United States Treasury Note/Bond	1.375%	9/30/19	35,695	35,433
United States Treasury Note/Bond	1.750%	9/30/19	22,635	22,617
United States Treasury Note/Bond	1.000%	10/15/19	17,000	16,753
United States Treasury Note/Bond	1.250%	10/31/19	9,100	9,009
United States Treasury Note/Bond	1.500%	10/31/19	68,075	67,703
United States Treasury Note/Bond	1.000%	11/15/19	15,625	15,388
United States Treasury Note/Bond	3.375%	11/15/19	15,000	15,455
United States Treasury Note/Bond	1.000%	11/30/19	56,030	55,155

United States Treasury Note/Bond	1.500%	11/30/19	17,010	16,909
United States Treasury Note/Bond	1.750%	11/30/19	8,000	7,994
United States Treasury Note/Bond	1.375%	12/15/19	61,300	60,783
United States Treasury Note/Bond	1.125%	12/31/19	10,000	9,863
United States Treasury Note/Bond	1.625%	12/31/19	19,200	19,125
United States Treasury Note/Bond	1.375%	1/15/20	65,050	64,461
United States Treasury Note/Bond	1.250%	1/31/20	18,125	17,910
United States Treasury Note/Bond	1.375%	1/31/20	8,310	8,233
United States Treasury Note/Bond	1.375%	2/15/20	55,006	54,473
United States Treasury Note/Bond	3.625%	2/15/20	15,000	15,584
United States Treasury Note/Bond	1.250%	2/29/20	15,000	14,810
United States Treasury Note/Bond	1.375%	2/29/20	51,500	50,985
United States Treasury Note/Bond	1.625%	3/15/20	19,718	19,626
United States Treasury Note/Bond	1.125%	3/31/20	8,000	7,872
United States Treasury Note/Bond	1.375%	3/31/20	59,460	58,829
United States Treasury Note/Bond	1.500%	4/15/20	65,330	64,809
United States Treasury Note/Bond	1.125%	4/30/20	10,000	9,831
United States Treasury Note/Bond	1.375%	4/30/20	10,300	10,184
United States Treasury Note/Bond	1.500%	5/15/20	26,380	26,157
United States Treasury Note/Bond	3.500%	5/15/20	36,095	37,516
United States Treasury Note/Bond	1.375%	5/31/20	10,000	9,881
United States Treasury Note/Bond	1.500%	5/31/20	51,225	50,777
United States Treasury Note/Bond	1.500%	6/15/20	34,000	33,692
United States Treasury Note/Bond	1.625%	6/30/20	30,000	29,813
United States Treasury Note/Bond	1.875%	6/30/20	14,000	14,004
United States Treasury Note/Bond	1.500%	7/15/20	61,690	61,102
United States Treasury Note/Bond	1.625%	7/31/20	31,430	31,224
United States Treasury Note/Bond	2.000%	7/31/20	10,000	10,031
United States Treasury Note/Bond	1.500%	8/15/20	25,261	25,012
United States Treasury Note/Bond	2.625%	8/15/20	20,000	20,388
United States Treasury Note/Bond	1.375%	8/31/20	33,000	32,556
United States Treasury Note/Bond	2.125%	8/31/20	20,000	20,131
United States Treasury Note/Bond	1.375%	9/15/20	36,614	36,122
United States Treasury Note/Bond	1.375%	9/30/20	17,365	17,118
United States Treasury Note/Bond	2.000%	9/30/20	15,000	15,045
United States Treasury Note/Bond	1.625%	10/15/20	44,388	44,055
United States Treasury Note/Bond	1.375%	10/31/20	35,000	34,475
United States Treasury Note/Bond	1.750%	10/31/20	28,000	27,882
United States Treasury Note/Bond	1.750%	11/15/20	57,500	57,257
United States Treasury Note/Bond	2.625%	11/15/20	45,000	45,921
United States Treasury Note/Bond	1.625%	11/30/20	25,000	24,785
United States Treasury Note/Bond	2.000%	11/30/20	13,000	13,033
				2,479,435
Agency Bonds and Notes (7.4%)
1 AID-Jordan	1.945%	6/23/19	200	200
1 AID-Ukraine	1.844%	5/16/19	200	199
2 Federal Farm Credit Banks	5.150%	11/15/19	300	319
2 Federal Farm Credit Banks	1.680%	10/13/20	1,050	1,042
2 Federal Home Loan Banks	1.250%	1/16/19	7,285	7,245
2 Federal Home Loan Banks	1.500%	3/8/19	1,000	997
2 Federal Home Loan Banks	1.875%	3/8/19	1,070	1,071
2 Federal Home Loan Banks	1.375%	3/18/19	2,500	2,487
2 Federal Home Loan Banks	1.375%	5/28/19	2,500	2,485
2 Federal Home Loan Banks	1.125%	6/21/19	21,675	21,452
2 Federal Home Loan Banks	0.875%	8/5/19	4,000	3,937
2 Federal Home Loan Banks	1.000%	9/26/19	1,500	1,478
2 Federal Home Loan Banks	1.500%	10/21/19	3,925	3,900

2 Federal Home Loan Banks	1.375%	11/15/19	4,875	4,830
2 Federal Home Loan Banks	1.875%	3/13/20	150	150
2 Federal Home Loan Banks	4.125%	3/13/20	8,760	9,193
2 Federal Home Loan Banks	3.375%	6/12/20	125	129
2 Federal Home Loan Banks	1.375%	9/28/20	2,450	2,411
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	25,145	25,792
3 Federal Home Loan Mortgage Corp.	1.125%	4/15/19	4,300	4,263
3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	400	400
3 Federal Home Loan Mortgage Corp.	0.875%	7/19/19	6,500	6,402
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	3,450	3,417
3 Federal Home Loan Mortgage Corp.	1.375%	8/15/19	3,000	2,977
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	3,229	3,194
3 Federal Home Loan Mortgage Corp.	1.500%	1/17/20	2,000	1,984
3 Federal Home Loan Mortgage Corp.	1.375%	4/20/20	753	744
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,472	1,453
3 Federal Home Loan Mortgage Corp.	1.625%	9/29/20	4,000	3,964
3 Federal Home Loan Mortgage Corp.	1.875%	11/17/20	8,500	8,477
3 Federal National Mortgage Assn.	1.125%	12/14/18	5,712	5,679
3 Federal National Mortgage Assn.	1.375%	1/28/19	2,720	2,708
3 Federal National Mortgage Assn.	1.875%	2/19/19	1,750	1,752
3 Federal National Mortgage Assn.	1.000%	2/26/19	10,455	10,357
3 Federal National Mortgage Assn.	1.750%	6/20/19	800	799
3 Federal National Mortgage Assn.	0.875%	8/2/19	8,500	8,367
3 Federal National Mortgage Assn.	1.000%	8/28/19	4,160	4,101
3 Federal National Mortgage Assn.	1.750%	9/12/19	5,350	5,342
3 Federal National Mortgage Assn.	0.000%	10/9/19	2,585	2,492
3 Federal National Mortgage Assn.	1.000%	10/24/19	6,000	5,905
3 Federal National Mortgage Assn.	1.750%	11/26/19	750	748
3 Federal National Mortgage Assn.	1.625%	1/21/20	18,500	18,397
3 Federal National Mortgage Assn.	1.500%	2/28/20	2,340	2,320
3 Federal National Mortgage Assn.	1.500%	6/22/20	1,200	1,188
3 Federal National Mortgage Assn.	1.500%	7/30/20	2,000	1,977
2 Financing Corp.	9.700%	4/5/19	50	55
NCUA Guaranteed Notes	3.000%	6/12/19	180	183
Private Export Funding Corp.	4.375%	3/15/19	700	722
Private Export Funding Corp.	1.450%	8/15/19	125	124
				199,808
Total U.S. Government and Agency Obligations (Cost $2,700,455)				2,679,243

			Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
4 Vanguard Market Liquidity Fund (Cost $10,430)	1.309%		104,291	10,430
Total Investments (100.0%) (Cost $2,710,885)				2,689,673
Other Assets and Liabilities-Net (0.0%)				(380)
Net Assets (100%)				2,689,293

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Short-Term Government Bond Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,679,243	—
Temporary Cash Investments	10,430	—	—
Total	10,430	2,679,243	—

C. At November 30, 2017, the cost of investment securities for tax purposes was $2,710,885,000. Net unrealized depreciation of investment securities for tax purposes was $21,212,000, consisting of unrealized gains of $3,000 on securities that had risen in value since their purchase and $21,215,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Government Bond Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (97.0%)
United States Treasury Note/Bond	1.625%	11/30/20	2,200	2,181
United States Treasury Note/Bond	1.750%	12/31/20	22,910	22,781
United States Treasury Note/Bond	2.375%	12/31/20	10,580	10,722
United States Treasury Note/Bond	1.375%	1/31/21	31,517	30,960
United States Treasury Note/Bond	2.125%	1/31/21	17,122	17,216
United States Treasury Note/Bond	3.625%	2/15/21	12,857	13,528
United States Treasury Note/Bond	7.875%	2/15/21	1,966	2,329
United States Treasury Note/Bond	1.125%	2/28/21	8,800	8,569
United States Treasury Note/Bond	2.000%	2/28/21	35,430	35,480
United States Treasury Note/Bond	1.250%	3/31/21	47,230	46,131
United States Treasury Note/Bond	2.250%	3/31/21	7,485	7,551
United States Treasury Note/Bond	1.375%	4/30/21	16,290	15,959
United States Treasury Note/Bond	2.250%	4/30/21	4,000	4,034
United States Treasury Note/Bond	3.125%	5/15/21	50,637	52,567
United States Treasury Note/Bond	8.125%	5/15/21	1,340	1,615
United States Treasury Note/Bond	1.375%	5/31/21	25,925	25,382
United States Treasury Note/Bond	2.000%	5/31/21	34,810	34,810
United States Treasury Note/Bond	1.125%	6/30/21	16,150	15,661
United States Treasury Note/Bond	2.125%	6/30/21	40,895	41,061
United States Treasury Note/Bond	1.125%	7/31/21	15,490	15,004
United States Treasury Note/Bond	2.250%	7/31/21	6,200	6,250
United States Treasury Note/Bond	2.125%	8/15/21	52,927	53,109
United States Treasury Note/Bond	8.125%	8/15/21	1,775	2,162
United States Treasury Note/Bond	1.125%	8/31/21	19,628	18,984
United States Treasury Note/Bond	2.000%	8/31/21	21,325	21,302
United States Treasury Note/Bond	1.125%	9/30/21	33,040	31,925
United States Treasury Note/Bond	2.125%	9/30/21	50,760	50,918
United States Treasury Note/Bond	1.250%	10/31/21	11,750	11,399
United States Treasury Note/Bond	2.000%	10/31/21	56,315	56,218
United States Treasury Note/Bond	2.000%	11/15/21	6,013	6,005
United States Treasury Note/Bond	1.750%	11/30/21	11,327	11,192
United States Treasury Note/Bond	1.875%	11/30/21	26,960	26,792
United States Treasury Note/Bond	2.000%	12/31/21	12,185	12,151
United States Treasury Note/Bond	2.125%	12/31/21	20,975	21,027
United States Treasury Note/Bond	1.500%	1/31/22	21,519	21,028
United States Treasury Note/Bond	1.875%	1/31/22	13,500	13,386
United States Treasury Note/Bond	2.000%	2/15/22	31,394	31,321
United States Treasury Note/Bond	1.750%	2/28/22	13,346	13,171
United States Treasury Note/Bond	1.875%	2/28/22	27,300	27,061
United States Treasury Note/Bond	1.750%	3/31/22	14,606	14,401
United States Treasury Note/Bond	1.875%	3/31/22	40,510	40,130
United States Treasury Note/Bond	1.750%	4/30/22	8,500	8,374
United States Treasury Note/Bond	1.875%	4/30/22	15,000	14,850
United States Treasury Note/Bond	1.750%	5/15/22	5,000	4,928
United States Treasury Note/Bond	1.750%	5/31/22	54,840	53,992
United States Treasury Note/Bond	1.875%	5/31/22	11,375	11,267
United States Treasury Note/Bond	1.750%	6/30/22	6,250	6,147
United States Treasury Note/Bond	2.125%	6/30/22	9,150	9,153
United States Treasury Note/Bond	1.875%	7/31/22	28,225	27,903

United States Treasury Note/Bond	2.000%	7/31/22	35,780	35,584
United States Treasury Note/Bond	1.625%	8/15/22	3,627	3,549
United States Treasury Note/Bond	7.250%	8/15/22	975	1,199
United States Treasury Note/Bond	1.625%	8/31/22	30,990	30,283
United States Treasury Note/Bond	1.875%	8/31/22	16,398	16,206
United States Treasury Note/Bond	1.750%	9/30/22	8,300	8,151
United States Treasury Note/Bond	1.875%	9/30/22	14,525	14,348
United States Treasury Note/Bond	1.875%	10/31/22	7,300	7,209
United States Treasury Note/Bond	2.000%	10/31/22	18,670	18,553
United States Treasury Note/Bond	1.625%	11/15/22	51,285	50,059
United States Treasury Note/Bond	7.625%	11/15/22	2,075	2,609
United States Treasury Note/Bond	2.000%	11/30/22	73,595,000	73,094
United States Treasury Note/Bond	2.125%	12/31/22	15,177	15,153
United States Treasury Note/Bond	1.750%	1/31/23	22,875	22,403
United States Treasury Note/Bond	2.000%	2/15/23	34,100	33,802
United States Treasury Note/Bond	7.125%	2/15/23	2,590	3,220
United States Treasury Note/Bond	1.500%	2/28/23	40,790	39,420
United States Treasury Note/Bond	1.500%	3/31/23	39,620	38,252
United States Treasury Note/Bond	1.625%	4/30/23	16,430	15,953
United States Treasury Note/Bond	1.750%	5/15/23	41,015	40,067
United States Treasury Note/Bond	1.625%	5/31/23	27,205	26,389
United States Treasury Note/Bond	1.375%	6/30/23	27,005	25,819
United States Treasury Note/Bond	1.250%	7/31/23	16,725	15,863
United States Treasury Note/Bond	2.500%	8/15/23	11,495	11,667
United States Treasury Note/Bond	6.250%	8/15/23	1,725	2,098
United States Treasury Note/Bond	1.375%	8/31/23	18,975	18,103
United States Treasury Note/Bond	1.375%	9/30/23	20,600	19,638
United States Treasury Note/Bond	1.625%	10/31/23	23,350	22,562
United States Treasury Note/Bond	2.750%	11/15/23	11,995	12,336
United States Treasury Note/Bond	2.125%	11/30/23	14,360	14,270
United States Treasury Note/Bond	2.250%	12/31/23	12,500	12,492
United States Treasury Note/Bond	2.250%	1/31/24	8,500	8,492
United States Treasury Note/Bond	2.750%	2/15/24	58,555	60,165
United States Treasury Note/Bond	2.125%	2/29/24	36,275	35,958
United States Treasury Note/Bond	2.125%	3/31/24	19,000	18,825
United States Treasury Note/Bond	2.000%	4/30/24	10,200	10,025
United States Treasury Note/Bond	2.500%	5/15/24	46,330	46,902
United States Treasury Note/Bond	2.000%	5/31/24	30,100	29,568
United States Treasury Note/Bond	2.000%	6/30/24	28,400	27,885
United States Treasury Note/Bond	2.125%	7/31/24	26,500	26,210
United States Treasury Note/Bond	2.375%	8/15/24	67,155	67,428
United States Treasury Note/Bond	1.875%	8/31/24	22,250	21,659
United States Treasury Note/Bond	2.125%	9/30/24	18,133	17,921
United States Treasury Note/Bond	2.250%	10/31/24	20,595	20,511
United States Treasury Note/Bond	2.250%	11/15/24	26,416	26,296
United States Treasury Note/Bond	7.500%	11/15/24	340	454
United States Treasury Note/Bond	2.125%	11/30/24	25,500	25,185
United States Treasury Note/Bond	2.000%	2/15/25	59,453	58,143
United States Treasury Note/Bond	7.625%	2/15/25	300	406
United States Treasury Note/Bond	2.125%	5/15/25	60,510	59,602
United States Treasury Note/Bond	2.000%	8/15/25	27,840	27,135
United States Treasury Note/Bond	6.875%	8/15/25	1,150	1,519
United States Treasury Note/Bond	2.250%	11/15/25	55,815	55,327
United States Treasury Note/Bond	1.625%	2/15/26	38,755	36,563
United States Treasury Note/Bond	1.625%	5/15/26	38,090	35,852
United States Treasury Note/Bond	1.500%	8/15/26	55,645	51,715
United States Treasury Note/Bond	2.000%	11/15/26	40,887	39,539

United States Treasury Note/Bond	6.500%	11/15/26	3,000	3,994
United States Treasury Note/Bond	2.250%	2/15/27	52,710	51,969
United States Treasury Note/Bond	2.375%	5/15/27	51,840	51,621
United States Treasury Note/Bond	2.250%	8/15/27	46,570	45,843
United States Treasury Note/Bond	6.375%	8/15/27	3,000	4,031
United States Treasury Note/Bond	2.250%	11/15/27	17,000	16,748
United States Treasury Note/Bond	6.125%	11/15/27	7,000	9,290
				2,673,219
Agency Bonds and Notes (2.5%)
1 AID-Iraq	2.149%	1/18/22	825	822
1 AID-Israel	5.500%	9/18/23	125	146
1 AID-Israel	5.500%	12/4/23	500	585
1 AID-Israel	5.500%	4/26/24	500	589
1 AID-Jordan	2.503%	10/30/20	175	177
1 AID-Jordan	2.578%	6/30/22	500	504
1 AID-Jordan	3.000%	6/30/25	325	334
1 AID-Tunisia	1.416%	8/5/21	510	493
1 AID-Ukraine	1.847%	5/29/20	300	296
1 AID-Ukraine	1.471%	9/29/21	525	510
2 Federal Farm Credit Banks	3.500%	12/20/23	100	107
2 Federal Home Loan Banks	3.125%	12/11/20	1,000	1,033
2 Federal Home Loan Banks	5.250%	12/11/20	250	274
2 Federal Home Loan Banks	1.375%	2/18/21	2,645	2,595
2 Federal Home Loan Banks	5.625%	6/11/21	400	449
2 Federal Home Loan Banks	1.125%	7/14/21	1,500	1,452
2 Federal Home Loan Banks	1.875%	11/29/21	6,140	6,095
2 Federal Home Loan Banks	2.000%	9/9/22	1,265	1,254
2 Federal Home Loan Banks	2.125%	3/10/23	475	472
2 Federal Home Loan Banks	2.875%	6/14/24	200	206
2 Federal Home Loan Banks	2.875%	9/13/24	1,000	1,028
3 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	1,000	967
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	14,315	14,455
3 Federal National Mortgage Assn.	1.875%	12/28/20	2,000	1,994
3 Federal National Mortgage Assn.	1.375%	2/26/21	3,285	3,222
3 Federal National Mortgage Assn.	1.250%	8/17/21	5,125	4,978
3 Federal National Mortgage Assn.	1.375%	10/7/21	2,200	2,144
3 Federal National Mortgage Assn.	2.000%	1/5/22	1,000	995
3 Federal National Mortgage Assn.	1.875%	4/5/22	1,000	988
3 Federal National Mortgage Assn.	2.000%	10/5/22	1,675	1,659
3 Federal National Mortgage Assn.	2.625%	9/6/24	6,695	6,794
3 Federal National Mortgage Assn.	2.125%	4/24/26	2,200	2,130
3 Federal National Mortgage Assn.	1.875%	9/24/26	4,435	4,187
Private Export Funding Corp.	2.250%	3/15/20	150	151
Private Export Funding Corp.	2.300%	9/15/20	1,075	1,081
Private Export Funding Corp.	2.050%	11/15/22	175	173
Private Export Funding Corp.	3.550%	1/15/24	75	80
Private Export Funding Corp.	2.450%	7/15/24	205	204
Private Export Funding Corp.	3.250%	6/15/25	75	78
2 Tennessee Valley Authority	3.875%	2/15/21	225	238
2 Tennessee Valley Authority	1.875%	8/15/22	125	123
2 Tennessee Valley Authority	2.875%	9/15/24	400	410
2 Tennessee Valley Authority	6.750%	11/1/25	1,225	1,582
2 Tennessee Valley Authority	2.875%	2/1/27	750	761
				68,815
Total U.S. Government and Agency Obligations (Cost $2,789,648)				2,742,034

		Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
4 Vanguard Market Liquidity Fund (Cost $15,039)	1.309%	150,375	15,039
Total Investments (100.0%) (Cost $2,804,687)			2,757,073
Other Assets and Liabilities-Net (0.0%)			(1,468)
Net Assets (100%)			2,755,605

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,742,034	—
Temporary Cash Investments	15,039	—	—
Total	15,039	2,742,034	—

C. At November 30, 2017, the cost of investment securities for tax purposes was $2,804,687,000. Net unrealized depreciation of investment securities for tax purposes was $47,614,000, consisting of unrealized gains of $277,000 on securities that had risen in value since their purchase and $47,891,000 in unrealized losses on securities that had fallen in value since their purchase.

Intermediate-Term Government Bond Index Fund

Vanguard Long-Term Government Bond Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (95.8%)
United States Treasury Note/Bond	5.500%	8/15/28	6,859	8,831
United States Treasury Note/Bond	5.250%	11/15/28	8,149	10,331
United States Treasury Note/Bond	5.250%	2/15/29	8,262	10,514
United States Treasury Note/Bond	6.125%	8/15/29	4,285	5,875
United States Treasury Note/Bond	6.250%	5/15/30	8,318	11,667
United States Treasury Note/Bond	5.375%	2/15/31	19,915	26,375
United States Treasury Note/Bond	4.500%	2/15/36	6,492	8,305
United States Treasury Note/Bond	4.750%	2/15/37	7,626	10,082
United States Treasury Note/Bond	5.000%	5/15/37	4,855	6,609
United States Treasury Note/Bond	4.375%	2/15/38	6,839	8,662
United States Treasury Note/Bond	4.500%	5/15/38	10,360	13,335
United States Treasury Note/Bond	3.500%	2/15/39	14,106	15,913
United States Treasury Note/Bond	4.250%	5/15/39	13,698	17,114
United States Treasury Note/Bond	4.500%	8/15/39	17,364	22,421
United States Treasury Note/Bond	4.375%	11/15/39	17,181	21,831
United States Treasury Note/Bond	4.625%	2/15/40	25,895	34,024
United States Treasury Note/Bond	4.375%	5/15/40	20,776	26,447
United States Treasury Note/Bond	3.875%	8/15/40	16,458	19,567
United States Treasury Note/Bond	4.250%	11/15/40	17,096	21,426
United States Treasury Note/Bond	4.750%	2/15/41	19,078	25,583
United States Treasury Note/Bond	4.375%	5/15/41	20,610	26,329
United States Treasury Note/Bond	3.750%	8/15/41	25,988	30,374
United States Treasury Note/Bond	3.125%	11/15/41	17,431	18,452
United States Treasury Note/Bond	3.125%	2/15/42	16,866	17,846
United States Treasury Note/Bond	3.000%	5/15/42	16,217	16,797
United States Treasury Note/Bond	2.750%	8/15/42	36,674	36,296
United States Treasury Note/Bond	2.750%	11/15/42	41,379	40,920
United States Treasury Note/Bond	3.125%	2/15/43	33,934	35,848
United States Treasury Note/Bond	2.875%	5/15/43	48,966	49,464
United States Treasury Note/Bond	3.625%	8/15/43	33,767	38,779
United States Treasury Note/Bond	3.750%	11/15/43	38,219	44,824
United States Treasury Note/Bond	3.625%	2/15/44	48,321	55,569
United States Treasury Note/Bond	3.375%	5/15/44	43,653	48,182
United States Treasury Note/Bond	3.125%	8/15/44	51,718	54,643
United States Treasury Note/Bond	3.000%	11/15/44	36,490	37,687
United States Treasury Note/Bond	2.500%	2/15/45	35,404	33,125
United States Treasury Note/Bond	3.000%	5/15/45	40,183	41,470
United States Treasury Note/Bond	2.875%	8/15/45	42,035	42,350
United States Treasury Note/Bond	3.000%	11/15/45	43,951	45,345
United States Treasury Note/Bond	2.500%	2/15/46	55,027	51,373
United States Treasury Note/Bond	2.500%	5/15/46	45,392	42,349
United States Treasury Note/Bond	2.250%	8/15/46	32,196	28,453
United States Treasury Note/Bond	2.875%	11/15/46	44,387	44,693
United States Treasury Note/Bond	3.000%	2/15/47	43,753	45,141
United States Treasury Note/Bond	3.000%	5/15/47	58,355	60,206
United States Treasury Note/Bond	2.750%	8/15/47	47,289	46,439
United States Treasury Note/Bond	2.750%	11/15/47	18,300	17,980
				1,375,846

Agency Bonds and Notes (3.6%)
1 AID-Israel	5.500%	9/18/33	150	200
2 Federal Home Loan Banks	5.500%	7/15/36	2,240	3,028
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	1,423	1,981
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	3,070	4,383
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	4,796	6,707
3 Federal National Mortgage Assn.	6.250%	5/15/29	1,700	2,270
3 Federal National Mortgage Assn.	7.125%	1/15/30	1,730	2,486
3 Federal National Mortgage Assn.	7.250%	5/15/30	3,835	5,594
3 Federal National Mortgage Assn.	6.625%	11/15/30	6,140	8,645
3 Federal National Mortgage Assn.	5.625%	7/15/37	675	930
3 Federal National Mortgage Assn.	6.210%	8/6/38	300	434
2 Tennessee Valley Authority	7.125%	5/1/30	650	930
2 Tennessee Valley Authority	4.700%	7/15/33	100	119
2 Tennessee Valley Authority	4.650%	6/15/35	575	686
2 Tennessee Valley Authority	5.880%	4/1/36	2,530	3,487
2 Tennessee Valley Authority	6.150%	1/15/38	665	955
2 Tennessee Valley Authority	5.500%	6/15/38	586	780
2 Tennessee Valley Authority	5.250%	9/15/39	3,765	4,971
2 Tennessee Valley Authority	4.875%	1/15/48	245	311
2 Tennessee Valley Authority	5.375%	4/1/56	815	1,128
2 Tennessee Valley Authority	4.625%	9/15/60	850	1,049
2 Tennessee Valley Authority	4.250%	9/15/65	600	692
				51,766
Total U.S. Government and Agency Obligations (Cost $1,452,021)				1,427,612
			Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
4 Vanguard Market Liquidity Fund (Cost $10,721)	1.309%		107,205	10,722
Total Investments (100.2%) (Cost $1,462,742)				1,438,334
Other Assets and Liabilities-Net (-0.2%)				(2,429)
Net Assets (100%)				1,435,905

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Long-Term Government Bond Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,427,612	—
Temporary Cash Investments	10,722	—	—
Total	10,722	1,427,612	—

C. At November 30, 2017, the cost of investment securities for tax purposes was $1,462,742,000. Net unrealized appreciation of investment securities for tax purposes was $24,408,000, consisting of unrealized gains of $4,844,000 on securities that had risen in value since their purchase and $29,252,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Corporate Bond Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
	United States Treasury Note/Bond	1.750%	11/15/20	4,500	4,481
	United States Treasury Note/Bond	2.000%	10/31/22	225	223
	United States Treasury Note/Bond	2.000%	11/30/22	57,195	56,791
Total U.S. Government and Agency Obligations (Cost $61,530)					61,495
Corporate Bonds (99.0%)
Finance (40.5%)
	Banking (33.1%)
	American Express Co.	8.125%	5/20/19	2,000	2,167
	American Express Co.	2.200%	10/30/20	13,350	13,269
	American Express Co.	2.500%	8/1/22	33,975	33,450
	American Express Credit Corp.	2.125%	3/18/19	23,378	23,391
	American Express Credit Corp.	1.875%	5/3/19	21,423	21,356
	American Express Credit Corp.	2.250%	8/15/19	21,395	21,430
	American Express Credit Corp.	1.700%	10/30/19	2,932	2,902
	American Express Credit Corp.	2.200%	3/3/20	17,347	17,325
	American Express Credit Corp.	2.375%	5/26/20	28,375	28,373
	American Express Credit Corp.	2.600%	9/14/20	22,530	22,694
	American Express Credit Corp.	2.250%	5/5/21	26,986	26,682
	American Express Credit Corp.	2.700%	3/3/22	27,200	27,236
	Associates Corp. of North America	6.950%	11/1/18	170	177
	Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	4,130	4,131
	Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	11,380	11,390
	Australia & New Zealand Banking Group Ltd.	1.600%	7/15/19	18,239	18,049
	Australia & New Zealand Banking Group Ltd.	2.050%	9/23/19	10,600	10,568
	Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	13,000	12,894
	Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	8,000	7,967
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	9,824	9,902
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	12,410	12,301
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	14,500	14,426
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	14,000	13,988
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	8,000	7,952
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	15,125	15,301
	Banco Santander SA	3.500%	4/11/22	10,000	10,184
	Bancolombia SA	5.950%	6/3/21	8,225	8,943
	Bank of America Corp.	2.600%	1/15/19	59,710	60,022
	Bank of America Corp.	5.490%	3/15/19	3,700	3,841
	Bank of America Corp.	2.650%	4/1/19	33,808	34,031
	Bank of America Corp.	7.625%	6/1/19	39,385	42,400
	Bank of America Corp.	2.250%	4/21/20	37,480	37,361
	Bank of America Corp.	5.625%	7/1/20	35,145	37,896
	Bank of America Corp.	2.625%	10/19/20	39,611	39,739
	Bank of America Corp.	2.151%	11/9/20	11,620	11,520
	Bank of America Corp.	5.875%	1/5/21	17,491	19,215
	Bank of America Corp.	2.625%	4/19/21	17,803	17,849
	Bank of America Corp.	5.000%	5/13/21	24,131	26,005
1	Bank of America Corp.	2.369%	7/21/21	36,650	36,503
1	Bank of America Corp.	2.328%	10/1/21	30,350	30,014
	Bank of America Corp.	5.700%	1/24/22	35,318	39,330

Bank of America Corp.	2.503%	10/21/22	18,500	18,239
1 Bank of America Corp.	3.124%	1/20/23	18,365	18,549
1 Bank of America Corp.	2.881%	4/24/23	23,475	23,462
1 Bank of America Corp.	2.816%	7/21/23	26,000	25,912
Bank of America NA	2.050%	12/7/18	19,155	19,185
Bank of Montreal	2.375%	1/25/19	23,366	23,451
Bank of Montreal	1.500%	7/18/19	21,139	20,958
Bank of Montreal	2.100%	12/12/19	15,605	15,589
Bank of Montreal	2.100%	6/15/20	11,618	11,573
Bank of Montreal	1.900%	8/27/21	29,414	28,783
Bank of Montreal	2.350%	9/11/22	1,600	1,577
Bank of Montreal	2.550%	11/6/22	19,509	19,316
Bank of New York Mellon Corp.	2.100%	1/15/19	10,991	10,992
Bank of New York Mellon Corp.	2.200%	3/4/19	8,650	8,658
Bank of New York Mellon Corp.	2.200%	5/15/19	12,097	12,110
Bank of New York Mellon Corp.	5.450%	5/15/19	4,250	4,451
Bank of New York Mellon Corp.	2.300%	9/11/19	14,653	14,677
Bank of New York Mellon Corp.	4.600%	1/15/20	1,766	1,853
Bank of New York Mellon Corp.	2.150%	2/24/20	18,466	18,439
Bank of New York Mellon Corp.	2.600%	8/17/20	17,200	17,323
Bank of New York Mellon Corp.	2.450%	11/27/20	17,377	17,461
Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,102
Bank of New York Mellon Corp.	2.500%	4/15/21	16,036	16,104
Bank of New York Mellon Corp.	2.050%	5/3/21	22,680	22,433
Bank of New York Mellon Corp.	3.550%	9/23/21	13,015	13,528
Bank of New York Mellon Corp.	2.600%	2/7/22	13,650	13,663
1 Bank of New York Mellon Corp.	2.661%	5/16/23	17,375	17,286
Bank of Nova Scotia	1.950%	1/15/19	14,938	14,936
Bank of Nova Scotia	2.050%	6/5/19	29,183	29,149
Bank of Nova Scotia	1.650%	6/14/19	26,545	26,358
Bank of Nova Scotia	2.150%	7/14/20	15,301	15,244
Bank of Nova Scotia	2.350%	10/21/20	19,385	19,386
Bank of Nova Scotia	4.375%	1/13/21	5,900	6,231
Bank of Nova Scotia	2.450%	3/22/21	12,968	12,990
Bank of Nova Scotia	2.800%	7/21/21	11,364	11,487
Bank of Nova Scotia	2.700%	3/7/22	31,902	31,971
Bank of Nova Scotia	2.450%	9/19/22	2,850	2,820
Barclays Bank plc	5.125%	1/8/20	7,070	7,447
Barclays Bank plc	5.140%	10/14/20	13,435	14,230
Barclays plc	2.750%	11/8/19	28,985	29,115
Barclays plc	2.875%	6/8/20	21,090	21,180
Barclays plc	3.250%	1/12/21	26,140	26,436
Barclays plc	3.200%	8/10/21	19,105	19,273
BB&T Corp.	2.050%	6/19/18	13,333	13,347
BB&T Corp.	2.250%	2/1/19	15,595	15,626
BB&T Corp.	6.850%	4/30/19	3,150	3,357
BB&T Corp.	5.250%	11/1/19	5,582	5,886
BB&T Corp.	2.450%	1/15/20	21,813	21,926
BB&T Corp.	2.625%	6/29/20	7,263	7,325
BB&T Corp.	2.150%	2/1/21	11,700	11,588
BB&T Corp.	2.050%	5/10/21	16,280	16,054
BB&T Corp.	3.950%	3/22/22	2,809	2,937
BB&T Corp.	2.750%	4/1/22	19,035	19,161
BNP Paribas SA	2.400%	12/12/18	27,433	27,538
BNP Paribas SA	2.450%	3/17/19	17,385	17,481
BNP Paribas SA	2.375%	5/21/20	20,608	20,646
BNP Paribas SA	5.000%	1/15/21	29,641	31,869

BPCE SA	2.500%	12/10/18	12,950	12,997
BPCE SA	2.500%	7/15/19	9,875	9,926
BPCE SA	2.250%	1/27/20	18,355	18,321
BPCE SA	2.650%	2/3/21	7,120	7,129
BPCE SA	2.750%	12/2/21	21,845	21,947
2 BPCE SA	3.000%	5/22/22	4,800	4,811
Branch Banking & Trust Co.	1.450%	5/10/19	20,099	19,918
Branch Banking & Trust Co.	2.100%	1/15/20	7,025	7,012
Branch Banking & Trust Co.	2.850%	4/1/21	7,346	7,466
Branch Banking & Trust Co.	2.625%	1/15/22	9,190	9,218
Canadian Imperial Bank of Commerce	1.600%	9/6/19	18,620	18,479
Canadian Imperial Bank of Commerce	2.100%	10/5/20	14,900	14,789
Canadian Imperial Bank of Commerce	2.550%	6/16/22	16,595	16,506
Capital One Bank USA NA	2.250%	2/13/19	22,725	22,727
Capital One Bank USA NA	2.300%	6/5/19	6,925	6,913
Capital One Bank USA NA	8.800%	7/15/19	5,327	5,838
Capital One Financial Corp.	2.450%	4/24/19	18,090	18,138
Capital One Financial Corp.	2.500%	5/12/20	16,750	16,736
Capital One Financial Corp.	2.400%	10/30/20	4,925	4,895
Capital One Financial Corp.	4.750%	7/15/21	16,350	17,465
Capital One Financial Corp.	3.050%	3/9/22	12,775	12,837
Capital One NA	2.400%	9/5/19	10,096	10,099
Capital One NA	1.850%	9/13/19	13,040	12,929
Capital One NA	2.350%	1/31/20	18,455	18,406
Capital One NA	2.950%	7/23/21	10,890	10,962
Capital One NA	2.250%	9/13/21	20,978	20,556
Capital One NA	2.650%	8/8/22	15,000	14,821
Citibank NA	2.000%	3/20/19	25,975	25,953
Citibank NA	1.850%	9/18/19	27,250	27,111
Citibank NA	2.100%	6/12/20	25,575	25,421
Citibank NA	2.125%	10/20/20	30,050	29,840
Citigroup Inc.	2.050%	12/7/18	25,981	25,983
Citigroup Inc.	2.550%	4/8/19	28,144	28,280
Citigroup Inc.	8.500%	5/22/19	2,350	2,556
Citigroup Inc.	2.050%	6/7/19	14,850	14,786
Citigroup Inc.	2.500%	7/29/19	21,724	21,783
Citigroup Inc.	2.450%	1/10/20	26,390	26,397
Citigroup Inc.	2.400%	2/18/20	33,805	33,799
Citigroup Inc.	5.375%	8/9/20	8,504	9,164
Citigroup Inc.	2.650%	10/26/20	34,812	34,882
Citigroup Inc.	2.700%	3/30/21	45,132	45,310
Citigroup Inc.	2.350%	8/2/21	9,697	9,578
Citigroup Inc.	2.900%	12/8/21	43,271	43,440
Citigroup Inc.	4.500%	1/14/22	36,387	38,824
Citigroup Inc.	2.750%	4/25/22	36,475	36,348
Citigroup Inc.	4.050%	7/30/22	9,337	9,713
Citigroup Inc.	2.700%	10/27/22	15,500	15,335
1 Citigroup Inc.	2.876%	7/24/23	26,250	26,093
Citizens Bank NA	1.600%	12/4/17	3,600	3,600
Citizens Bank NA	2.300%	12/3/18	7,140	7,146
Citizens Bank NA	2.500%	3/14/19	3,887	3,900
Citizens Bank NA	2.450%	12/4/19	7,114	7,126
Citizens Bank NA	2.250%	3/2/20	10,385	10,334
Citizens Bank NA	2.200%	5/26/20	12,450	12,364
Citizens Bank NA	2.250%	10/30/20	12,000	11,894
Citizens Bank NA	2.550%	5/13/21	18,525	18,462
Citizens Bank NA	2.650%	5/26/22	9,300	9,236

Citizens Financial Group Inc.	2.375%	7/28/21	2,000	1,974
Comerica Inc.	2.125%	5/23/19	7,575	7,545
Commonwealth Bank of Australia	2.250%	3/13/19	19,500	19,549
Commonwealth Bank of Australia	2.050%	3/15/19	8,265	8,252
Commonwealth Bank of Australia	2.300%	9/6/19	14,950	14,963
Commonwealth Bank of Australia	2.300%	3/12/20	2,800	2,795
Commonwealth Bank of Australia	2.400%	11/2/20	13,133	13,134
Commonwealth Bank of Australia	2.550%	3/15/21	13,557	13,558
2 Commonwealth Bank of Australia	2.750%	3/10/22	12,000	12,055
Compass Bank	2.750%	9/29/19	3,443	3,468
Compass Bank	2.875%	6/29/22	15,500	15,395
Cooperatieve Rabobank UA	2.250%	1/14/19	25,536	25,594
Cooperatieve Rabobank UA	1.375%	8/9/19	12,070	11,914
Cooperatieve Rabobank UA	2.250%	1/14/20	15,800	15,810
Cooperatieve Rabobank UA	4.500%	1/11/21	17,628	18,730
Cooperatieve Rabobank UA	2.500%	1/19/21	33,655	33,840
Cooperatieve Rabobank UA	2.750%	1/10/22	28,000	28,243
Cooperatieve Rabobank UA	3.875%	2/8/22	28,135	29,608
Cooperatieve Rabobank UA	3.950%	11/9/22	18,025	18,841
Credit Suisse AG	2.300%	5/28/19	42,871	42,963
Credit Suisse AG	5.300%	8/13/19	11,578	12,162
Credit Suisse AG	5.400%	1/14/20	19,942	21,070
Credit Suisse AG	4.375%	8/5/20	3,555	3,732
Credit Suisse AG	3.000%	10/29/21	26,237	26,629
2 Credit Suisse Group AG	3.574%	1/9/23	12,250	12,426
Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	20,960	21,082
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	33,608	34,002
Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	26,042	26,594
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	14,475	14,970
Deutsche Bank AG	2.500%	2/13/19	27,677	27,702
Deutsche Bank AG	2.850%	5/10/19	29,537	29,665
Deutsche Bank AG	2.700%	7/13/20	28,000	27,910
Deutsche Bank AG	2.950%	8/20/20	13,840	13,902
Deutsche Bank AG	3.125%	1/13/21	13,373	13,424
Deutsche Bank AG	3.375%	5/12/21	19,480	19,675
Deutsche Bank AG	4.250%	10/14/21	46,600	48,507
Deutsche Bank AG	3.300%	11/16/22	8,500	8,475
Discover Bank	7.000%	4/15/20	3,900	4,264
Discover Bank	3.100%	6/4/20	28,092	28,434
Discover Bank	3.200%	8/9/21	6,500	6,594
Discover Financial Services	5.200%	4/27/22	2,806	3,028
Discover Financial Services	3.850%	11/21/22	8,168	8,416
Fifth Third Bancorp	2.300%	3/1/19	8,375	8,386
Fifth Third Bancorp	2.875%	7/27/20	17,129	17,319
Fifth Third Bancorp	3.500%	3/15/22	4,704	4,855
Fifth Third Bancorp	2.600%	6/15/22	7,776	7,700
Fifth Third Bank	2.300%	3/15/19	13,710	13,751
Fifth Third Bank	2.375%	4/25/19	8,950	8,980
Fifth Third Bank	1.625%	9/27/19	7,875	7,789
Fifth Third Bank	2.200%	10/30/20	10,500	10,442
Fifth Third Bank	2.250%	6/14/21	13,188	13,067
Fifth Third Bank	2.875%	10/1/21	17,565	17,746
First Horizon National Corp.	3.500%	12/15/20	7,079	7,221
First Niagara Financial Group Inc.	6.750%	3/19/20	3,200	3,504
First Republic Bank	2.375%	6/17/19	4,220	4,221
First Republic Bank	2.500%	6/6/22	12,000	11,831
Goldman Sachs Group Inc.	2.625%	1/31/19	38,059	38,269

Goldman Sachs Group Inc.	7.500%	2/15/19	45,798	48,614
Goldman Sachs Group Inc.	2.000%	4/25/19	4,390	4,373
Goldman Sachs Group Inc.	1.950%	7/23/19	8,202	8,153
Goldman Sachs Group Inc.	2.550%	10/23/19	30,806	30,918
Goldman Sachs Group Inc.	2.300%	12/13/19	41,185	41,122
Goldman Sachs Group Inc.	5.375%	3/15/20	29,036	30,876
Goldman Sachs Group Inc.	2.600%	4/23/20	23,073	23,115
Goldman Sachs Group Inc.	6.000%	6/15/20	23,094	25,030
Goldman Sachs Group Inc.	2.750%	9/15/20	35,167	35,306
Goldman Sachs Group Inc.	2.600%	12/27/20	4,025	4,021
Goldman Sachs Group Inc.	2.875%	2/25/21	33,344	33,584
Goldman Sachs Group Inc.	2.625%	4/25/21	32,609	32,599
Goldman Sachs Group Inc.	5.250%	7/27/21	51,121	55,592
Goldman Sachs Group Inc.	2.350%	11/15/21	18,265	17,943
Goldman Sachs Group Inc.	5.750%	1/24/22	67,066	74,455
Goldman Sachs Group Inc.	3.000%	4/26/22	58,450	58,647
1 Goldman Sachs Group Inc.	2.876%	10/31/22	20,300	20,202
1 Goldman Sachs Group Inc.	2.908%	6/5/23	26,700	26,448
1 Goldman Sachs Group Inc.	2.905%	7/24/23	32,000	31,766
HSBC Bank USA NA	4.875%	8/24/20	12,601	13,340
HSBC Holdings plc	3.400%	3/8/21	40,630	41,593
HSBC Holdings plc	5.100%	4/5/21	30,040	32,368
HSBC Holdings plc	2.950%	5/25/21	31,029	31,340
HSBC Holdings plc	2.650%	1/5/22	50,435	50,210
HSBC Holdings plc	4.875%	1/14/22	7,615	8,223
HSBC Holdings plc	4.000%	3/30/22	22,560	23,649
1 HSBC Holdings plc	3.262%	3/13/23	42,812	43,372
1 HSBC Holdings plc	3.033%	11/22/23	4,000	4,020
HSBC USA Inc.	2.250%	6/23/19	9,600	9,610
HSBC USA Inc.	2.375%	11/13/19	24,795	24,857
HSBC USA Inc.	2.350%	3/5/20	25,730	25,748
HSBC USA Inc.	2.750%	8/7/20	20,739	20,922
HSBC USA Inc.	5.000%	9/27/20	8,954	9,509
Huntington Bancshares Inc.	7.000%	12/15/20	4,075	4,568
Huntington Bancshares Inc.	3.150%	3/14/21	10,778	10,974
Huntington Bancshares Inc.	2.300%	1/14/22	14,633	14,359
Huntington National Bank	2.200%	4/1/19	9,240	9,241
Huntington National Bank	2.375%	3/10/20	8,550	8,553
Huntington National Bank	2.400%	4/1/20	11,575	11,560
Huntington National Bank	2.875%	8/20/20	4,410	4,452
Huntington National Bank	2.500%	8/7/22	13,000	12,799
ING Groep NV	3.150%	3/29/22	24,126	24,333
Intesa Sanpaolo SPA	3.875%	1/15/19	15,937	16,192
2 Itau Corpbanca	3.875%	9/22/19	2,000	2,047
JPMorgan Chase & Co.	2.350%	1/28/19	25,275	25,346
JPMorgan Chase & Co.	1.850%	3/22/19	24,829	24,746
JPMorgan Chase & Co.	6.300%	4/23/19	36,302	38,336
JPMorgan Chase & Co.	2.200%	10/22/19	14,869	14,866
JPMorgan Chase & Co.	2.250%	1/23/20	60,899	60,813
JPMorgan Chase & Co.	4.950%	3/25/20	18,119	19,180
JPMorgan Chase & Co.	2.750%	6/23/20	43,498	43,876
JPMorgan Chase & Co.	4.400%	7/22/20	26,846	28,195
JPMorgan Chase & Co.	4.250%	10/15/20	41,848	43,921
JPMorgan Chase & Co.	2.550%	10/29/20	35,503	35,630
JPMorgan Chase & Co.	2.550%	3/1/21	44,521	44,568
JPMorgan Chase & Co.	4.625%	5/10/21	23,505	25,111
JPMorgan Chase & Co.	2.400%	6/7/21	21,861	21,770

JPMorgan Chase & Co.	2.295%	8/15/21	49,711	49,240
JPMorgan Chase & Co.	4.350%	8/15/21	30,510	32,419
JPMorgan Chase & Co.	4.500%	1/24/22	45,467	48,531
JPMorgan Chase & Co.	3.250%	9/23/22	38,420	39,288
1 JPMorgan Chase & Co.	2.776%	4/25/23	17,700	17,686
JPMorgan Chase Bank NA	1.650%	9/23/19	13,173	13,066
KeyBank NA	2.350%	3/8/19	14,820	14,862
KeyBank NA	1.600%	8/22/19	9,665	9,571
KeyBank NA	2.500%	12/15/19	9,815	9,851
KeyBank NA	2.250%	3/16/20	13,748	13,715
KeyBank NA	2.500%	11/22/21	13,250	13,208
KeyBank NA	2.400%	6/9/22	1,000	988
KeyBank NA	2.300%	9/14/22	10,250	10,056
1 KeyBank NA	3.180%	10/15/27	250	253
KeyCorp	2.300%	12/13/18	15,141	15,161
KeyCorp	2.900%	9/15/20	11,565	11,702
KeyCorp	5.100%	3/24/21	9,296	10,053
Lloyds Bank plc	2.300%	11/27/18	8,200	8,225
Lloyds Bank plc	2.700%	8/17/20	17,450	17,583
Lloyds Bank plc	6.375%	1/21/21	15,765	17,540
Lloyds Banking Group plc	3.100%	7/6/21	13,570	13,738
Lloyds Banking Group plc	3.000%	1/11/22	33,855	33,977
1 Lloyds Banking Group plc	2.907%	11/7/23	21,000	20,820
Manufacturers & Traders Trust Co.	2.300%	1/30/19	17,800	17,832
Manufacturers & Traders Trust Co.	2.250%	7/25/19	13,000	13,029
Manufacturers & Traders Trust Co.	2.100%	2/6/20	6,325	6,312
Manufacturers & Traders Trust Co.	2.050%	8/17/20	7,450	7,406
Manufacturers & Traders Trust Co.	2.500%	5/18/22	990	986
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	41,257	41,669
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	21,800	21,391
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	16,226	16,342
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	29,800	29,490
Mizuho Financial Group Inc.	2.273%	9/13/21	16,580	16,265
Mizuho Financial Group Inc.	2.953%	2/28/22	20,583	20,629
Mizuho Financial Group Inc.	2.601%	9/11/22	15,000	14,771
Morgan Stanley	2.200%	12/7/18	6,725	6,733
Morgan Stanley	2.500%	1/24/19	27,386	27,474
Morgan Stanley	2.450%	2/1/19	36,177	36,295
Morgan Stanley	7.300%	5/13/19	29,632	31,715
Morgan Stanley	2.375%	7/23/19	35,098	35,150
Morgan Stanley	5.625%	9/23/19	44,553	47,094
Morgan Stanley	5.500%	1/26/20	21,564	22,926
Morgan Stanley	2.650%	1/27/20	48,261	48,565
Morgan Stanley	2.800%	6/16/20	38,490	38,831
Morgan Stanley	5.500%	7/24/20	25,906	27,845
Morgan Stanley	5.750%	1/25/21	15,210	16,629
Morgan Stanley	2.500%	4/21/21	47,225	47,035
Morgan Stanley	5.500%	7/28/21	25,156	27,602
Morgan Stanley	2.625%	11/17/21	52,301	52,126
Morgan Stanley	2.750%	5/19/22	61,400	61,184
Morgan Stanley	4.875%	11/1/22	27,400	29,463
MUFG Americas Holdings Corp.	2.250%	2/10/20	16,425	16,363
MUFG Americas Holdings Corp.	3.500%	6/18/22	3,025	3,091
MUFG Union Bank NA	2.250%	5/6/19	5,366	5,365
National Australia Bank Ltd.	2.000%	1/14/19	7,086	7,084
National Australia Bank Ltd.	1.375%	7/12/19	11,670	11,535
National Australia Bank Ltd.	2.250%	1/10/20	2,450	2,446

National Australia Bank Ltd.	2.125%	5/22/20	24,500	24,393
National Australia Bank Ltd.	2.625%	7/23/20	17,375	17,493
National Australia Bank Ltd.	2.625%	1/14/21	18,730	18,802
National Australia Bank Ltd.	1.875%	7/12/21	16,925	16,525
National Australia Bank Ltd.	2.800%	1/10/22	21,500	21,628
National Australia Bank Ltd.	2.500%	5/22/22	11,717	11,645
National Bank of Canada	2.100%	12/14/18	11,650	11,648
National Bank of Canada	2.150%	6/12/20	12,469	12,409
National Bank of Canada	2.200%	11/2/20	14,500	14,404
National City Corp.	6.875%	5/15/19	10,935	11,649
Northern Trust Corp.	3.450%	11/4/20	6,175	6,364
Northern Trust Corp.	3.375%	8/23/21	5,855	6,014
Northern Trust Corp.	2.375%	8/2/22	8,226	8,183
PNC Bank NA	1.700%	12/7/18	11,250	11,223
PNC Bank NA	2.200%	1/28/19	12,992	13,004
PNC Bank NA	1.950%	3/4/19	24,150	24,120
PNC Bank NA	2.250%	7/2/19	13,276	13,298
PNC Bank NA	1.450%	7/29/19	18,325	18,111
PNC Bank NA	2.400%	10/18/19	21,257	21,331
PNC Bank NA	2.000%	5/19/20	11,175	11,085
PNC Bank NA	2.300%	6/1/20	8,665	8,647
PNC Bank NA	2.600%	7/21/20	2,950	2,969
PNC Bank NA	2.450%	11/5/20	29,213	29,263
PNC Bank NA	2.150%	4/29/21	16,310	16,133
PNC Bank NA	2.550%	12/9/21	7,450	7,460
PNC Bank NA	2.625%	2/17/22	17,125	17,178
PNC Bank NA	2.700%	11/1/22	7,725	7,692
PNC Financial Services Group Inc.	2.854%	11/9/22	6,935	6,941
PNC Funding Corp.	6.700%	6/10/19	5,705	6,080
PNC Funding Corp.	5.125%	2/8/20	15,513	16,436
PNC Funding Corp.	4.375%	8/11/20	5,350	5,625
PNC Funding Corp.	3.300%	3/8/22	19,525	20,035
RBC USA Holdco Corp.	5.250%	9/15/20	2,050	2,205
Regions Financial Corp.	3.200%	2/8/21	12,924	13,167
Regions Financial Corp.	2.750%	8/14/22	13,700	13,607
Royal Bank of Canada	2.000%	12/10/18	18,007	18,021
Royal Bank of Canada	2.150%	3/15/19	15,192	15,203
Royal Bank of Canada	1.625%	4/15/19	23,102	23,004
Royal Bank of Canada	1.500%	7/29/19	26,400	26,131
Royal Bank of Canada	2.125%	3/2/20	24,200	24,135
Royal Bank of Canada	2.150%	3/6/20	10,502	10,477
Royal Bank of Canada	2.150%	10/26/20	13,541	13,470
Royal Bank of Canada	2.350%	10/30/20	23,321	23,316
Royal Bank of Canada	2.500%	1/19/21	19,600	19,678
Royal Bank of Canada	2.750%	2/1/22	8,575	8,664
Royal Bank of Scotland Group plc	6.400%	10/21/19	9,146	9,806
1 Royal Bank of Scotland Group plc	3.498%	5/15/23	33,200	33,223
Royal Bank of Scotland plc	5.625%	8/24/20	100	107
Santander Holdings USA Inc.	2.700%	5/24/19	18,585	18,649
Santander Holdings USA Inc.	2.650%	4/17/20	9,329	9,336
2 Santander Holdings USA Inc.	3.700%	3/28/22	23,500	23,860
Santander UK Group Holdings plc	2.875%	10/16/20	7,216	7,247
Santander UK Group Holdings plc	3.125%	1/8/21	23,930	24,176
Santander UK Group Holdings plc	2.875%	8/5/21	18,049	18,054
Santander UK plc	2.500%	3/14/19	32,970	33,085
Santander UK plc	2.350%	9/10/19	13,875	13,896
Santander UK plc	2.375%	3/16/20	2,906	2,911

Santander UK plc	2.125%	11/3/20	13,900	13,786
Skandinaviska Enskilda Banken AB	1.500%	9/13/19	1,000	988
Skandinaviska Enskilda Banken AB	2.300%	3/11/20	13,720	13,711
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	16,164	16,244
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	23,790	23,227
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	9,850	9,934
State Street Corp.	2.550%	8/18/20	22,766	22,993
State Street Corp.	4.375%	3/7/21	7,069	7,503
State Street Corp.	1.950%	5/19/21	9,527	9,400
1 State Street Corp.	2.653%	5/15/23	11,700	11,714
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	15,770	15,806
Sumitomo Mitsui Banking Corp.	1.966%	1/11/19	6,770	6,760
Sumitomo Mitsui Banking Corp.	2.050%	1/18/19	2,750	2,746
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	16,061	16,056
Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	13,050	13,005
Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	25,291	25,354
Sumitomo Mitsui Banking Corp.	2.650%	7/23/20	8,240	8,303
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	3,775	3,778
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	8,417	8,549
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	21,027	21,228
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	12,840	12,560
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	27,350	27,086
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	14,000	14,043
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	30,400	30,241
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	5,500	5,468
SunTrust Bank	2.250%	1/31/20	12,312	12,312
SunTrust Bank	2.450%	8/1/22	13,800	13,605
SunTrust Banks Inc.	2.500%	5/1/19	8,423	8,454
SunTrust Banks Inc.	2.900%	3/3/21	10,164	10,282
SunTrust Banks Inc.	2.700%	1/27/22	13,113	13,075
Svenska Handelsbanken AB	2.500%	1/25/19	16,803	16,861
Svenska Handelsbanken AB	2.250%	6/17/19	11,172	11,195
Svenska Handelsbanken AB	1.500%	9/6/19	15,420	15,240
Svenska Handelsbanken AB	1.950%	9/8/20	13,500	13,371
Svenska Handelsbanken AB	2.400%	10/1/20	15,866	15,914
Svenska Handelsbanken AB	2.450%	3/30/21	22,694	22,697
Svenska Handelsbanken AB	1.875%	9/7/21	13,600	13,294
Synchrony Bank	3.000%	6/15/22	14,500	14,376
Synchrony Financial	2.600%	1/15/19	8,520	8,549
Synchrony Financial	3.000%	8/15/19	20,770	20,955
Synchrony Financial	2.700%	2/3/20	11,630	11,649
Synchrony Financial	3.750%	8/15/21	13,568	13,927
Synovus Financial Corp.	3.125%	11/1/22	3,775	3,751
Toronto-Dominion Bank	1.950%	1/22/19	6,430	6,424
Toronto-Dominion Bank	2.125%	7/2/19	30,800	30,845
Toronto-Dominion Bank	1.450%	8/13/19	23,200	22,947
Toronto-Dominion Bank	2.250%	11/5/19	23,331	23,357
Toronto-Dominion Bank	1.850%	9/11/20	1,800	1,780
Toronto-Dominion Bank	2.500%	12/14/20	31,919	32,116
Toronto-Dominion Bank	2.125%	4/7/21	27,065	26,865
Toronto-Dominion Bank	1.800%	7/13/21	23,281	22,820
UBS AG	2.375%	8/14/19	45,162	45,336
UBS AG	2.350%	3/26/20	23,135	23,126
UBS AG	4.875%	8/4/20	8,377	8,903
US Bancorp	2.200%	4/25/19	11,632	11,660
US Bancorp	2.350%	1/29/21	9,030	9,045
US Bancorp	4.125%	5/24/21	11,433	12,065

US Bancorp	2.625%	1/24/22	17,589	17,657
US Bancorp	3.000%	3/15/22	13,607	13,885
US Bancorp	2.950%	7/15/22	23,866	24,264
US Bank NA	1.400%	4/26/19	19,025	18,873
US Bank NA	2.125%	10/28/19	19,825	19,819
US Bank NA	2.000%	1/24/20	17,100	17,023
US Bank NA	2.050%	10/23/20	16,625	16,557
Wells Fargo & Co.	2.150%	1/15/19	27,051	27,083
Wells Fargo & Co.	2.125%	4/22/19	34,517	34,523
Wells Fargo & Co.	2.150%	1/30/20	24,727	24,651
Wells Fargo & Co.	2.600%	7/22/20	37,981	38,224
Wells Fargo & Co.	2.550%	12/7/20	37,034	37,144
Wells Fargo & Co.	3.000%	1/22/21	15,141	15,384
Wells Fargo & Co.	2.500%	3/4/21	34,200	34,184
Wells Fargo & Co.	4.600%	4/1/21	32,849	34,955
Wells Fargo & Co.	2.100%	7/26/21	43,275	42,579
Wells Fargo & Co.	3.500%	3/8/22	33,034	34,031
Wells Fargo & Co.	2.625%	7/22/22	51,050	50,610
Wells Fargo Bank NA	1.750%	5/24/19	39,720	39,524
Wells Fargo Bank NA	2.150%	12/6/19	30,656	30,619
Westpac Banking Corp.	2.250%	1/17/19	18,473	18,565
Westpac Banking Corp.	1.650%	5/13/19	10,100	10,033
Westpac Banking Corp.	1.600%	8/19/19	28,250	27,990
Westpac Banking Corp.	4.875%	11/19/19	26,335	27,641
Westpac Banking Corp.	2.150%	3/6/20	21,321	21,257
Westpac Banking Corp.	2.300%	5/26/20	15,320	15,310
Westpac Banking Corp.	2.600%	11/23/20	18,167	18,282
Westpac Banking Corp.	2.100%	5/13/21	13,230	13,080
Westpac Banking Corp.	2.000%	8/19/21	21,625	21,217
Westpac Banking Corp.	2.800%	1/11/22	16,000	16,157
Westpac Banking Corp.	2.500%	6/28/22	23,850	23,762

Brokerage (0.8%)
Ameriprise Financial Inc.	7.300%	6/28/19	5,075	5,463
Ameriprise Financial Inc.	5.300%	3/15/20	10,395	11,051
BGC Partners Inc.	5.375%	12/9/19	2,050	2,139
BGC Partners Inc.	5.125%	5/27/21	2,250	2,369
BlackRock Inc.	5.000%	12/10/19	21,363	22,558
BlackRock Inc.	4.250%	5/24/21	9,172	9,723
BlackRock Inc.	3.375%	6/1/22	5,775	5,974
CBOE Global Markets Inc.	1.950%	6/28/19	3,450	3,432
Charles Schwab Corp.	4.450%	7/22/20	6,268	6,612
CME Group Inc.	3.000%	9/15/22	3,800	3,869
E*TRADE Financial Corp.	2.950%	8/24/22	10,050	9,965
Franklin Resources Inc.	4.625%	5/20/20	3,225	3,396
Franklin Resources Inc.	2.800%	9/15/22	3,200	3,215
Intercontinental Exchange Inc.	2.750%	12/1/20	15,295	15,472
Intercontinental Exchange Inc.	2.350%	9/15/22	4,330	4,271
Invesco Finance plc	3.125%	11/30/22	7,592	7,655
Jefferies Group LLC	8.500%	7/15/19	7,102	7,768
Jefferies Group LLC	6.875%	4/15/21	10,285	11,532
Lazard Group LLC	4.250%	11/14/20	7,680	8,020
Nasdaq Inc.	5.550%	1/15/20	9,612	10,222
Nomura Holdings Inc.	2.750%	3/19/19	14,450	14,523
Nomura Holdings Inc.	6.700%	3/4/20	16,250	17,697
Stifel Financial Corp.	3.500%	12/1/20	6,575	6,671
TD Ameritrade Holding Corp.	5.600%	12/1/19	5,000	5,321

TD Ameritrade Holding Corp.	2.950%	4/1/22	13,135	13,328

Finance Companies (1.4%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.750%	5/15/19	13,886	14,108
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.250%	7/1/20	7,970	8,269
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	10/30/20	15,972	16,771
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.500%	5/15/21	14,236	14,983
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	5.000%	10/1/21	14,987	16,073
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.950%	2/1/22	13,353	13,807
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	6,365	6,468
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	7/1/22	10,714	11,410
Air Lease Corp.	3.375%	1/15/19	12,048	12,180
Air Lease Corp.	2.125%	1/15/20	6,224	6,178
Air Lease Corp.	4.750%	3/1/20	4,769	5,006
Air Lease Corp.	3.875%	4/1/21	6,827	7,097
Air Lease Corp.	3.375%	6/1/21	13,800	14,073
Air Lease Corp.	3.750%	2/1/22	3,225	3,344
Air Lease Corp.	2.625%	7/1/22	9,040	8,917
Air Lease Corp.	2.750%	1/15/23	2,000	1,970
Ares Capital Corp.	3.875%	1/15/20	7,325	7,449
Ares Capital Corp.	3.625%	1/19/22	10,225	10,286
FS Investment Corp.	4.000%	7/15/19	4,000	4,027
FS Investment Corp.	4.250%	1/15/20	3,475	3,540
GATX Corp.	2.500%	3/15/19	1,190	1,191
GATX Corp.	2.500%	7/30/19	3,875	3,874
GATX Corp.	2.600%	3/30/20	5,050	5,056
GATX Corp.	4.850%	6/1/21	3,925	4,193
GE Capital International Funding Co.	2.342%	11/15/20	89,130	88,663
HSBC Finance Corp.	6.676%	1/15/21	11,110	12,401
International Lease Finance Corp.	5.875%	4/1/19	9,905	10,336
International Lease Finance Corp.	6.250%	5/15/19	13,037	13,738
International Lease Finance Corp.	8.250%	12/15/20	19,924	22,987
International Lease Finance Corp.	4.625%	4/15/21	5,850	6,161
International Lease Finance Corp.	8.625%	1/15/22	7,390	8,951
International Lease Finance Corp.	5.875%	8/15/22	10,294	11,503
Prospect Capital Corp.	5.000%	7/15/19	2,383	2,454

Insurance (3.2%)
AEGON Funding Co. LLC	5.750%	12/15/20	5,901	6,409
Aetna Inc.	2.200%	3/15/19	9,730	9,720
Aetna Inc.	4.125%	6/1/21	5,224	5,452
Aetna Inc.	2.750%	11/15/22	7,861	7,751
Aflac Inc.	2.400%	3/16/20	5,946	5,957
Aflac Inc.	4.000%	2/15/22	5,425	5,708
Alleghany Corp.	5.625%	9/15/20	1,400	1,499
Alleghany Corp.	4.950%	6/27/22	7,000	7,576
Allied World Assurance Co. Holdings Ltd.	5.500%	11/15/20	2,625	2,799
Allstate Corp.	7.450%	5/16/19	328	351
Alterra Finance LLC	6.250%	9/30/20	5,870	6,408

American Financial Group Inc.	9.875%	6/15/19	2,927	3,268
American International Group Inc.	2.300%	7/16/19	13,959	13,969
American International Group Inc.	3.375%	8/15/20	8,780	8,993
American International Group Inc.	6.400%	12/15/20	8,525	9,477
American International Group Inc.	3.300%	3/1/21	20,422	20,861
American International Group Inc.	4.875%	6/1/22	22,153	23,939
Anthem Inc.	2.250%	8/15/19	15,645	15,596
Anthem Inc.	4.350%	8/15/20	7,655	8,033
Anthem Inc.	2.500%	11/21/20	4,000	3,991
Anthem Inc.	3.700%	8/15/21	8,160	8,391
Anthem Inc.	3.125%	5/15/22	13,359	13,436
Aon Corp.	5.000%	9/30/20	8,956	9,565
Aon plc	2.800%	3/15/21	4,687	4,705
AXIS Specialty Finance LLC	5.875%	6/1/20	6,842	7,342
Berkshire Hathaway Finance Corp.	1.700%	3/15/19	24,554	24,480
Berkshire Hathaway Finance Corp.	1.300%	8/15/19	13,200	13,055
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	6,666	6,803
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	9,427	9,972
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	15,370	15,707
Berkshire Hathaway Inc.	2.100%	8/14/19	13,027	13,040
Berkshire Hathaway Inc.	2.200%	3/15/21	11,237	11,161
Berkshire Hathaway Inc.	3.750%	8/15/21	6,332	6,656
Berkshire Hathaway Inc.	3.400%	1/31/22	5,334	5,540
Chubb INA Holdings Inc.	5.900%	6/15/19	4,585	4,852
Chubb INA Holdings Inc.	2.300%	11/3/20	23,287	23,315
Chubb INA Holdings Inc.	2.875%	11/3/22	10,700	10,817
Cigna Corp.	5.125%	6/15/20	4,380	4,656
Cigna Corp.	4.375%	12/15/20	1,750	1,832
Cigna Corp.	4.500%	3/15/21	3,074	3,239
Cigna Corp.	4.000%	2/15/22	10,290	10,752
CNA Financial Corp.	5.875%	8/15/20	6,758	7,302
CNA Financial Corp.	5.750%	8/15/21	4,850	5,323
Coventry Health Care Inc.	5.450%	6/15/21	8,729	9,460
Enstar Group Ltd.	4.500%	3/10/22	4,100	4,203
Hartford Financial Services Group Inc.	6.000%	1/15/19	6,660	6,926
Hartford Financial Services Group Inc.	5.500%	3/30/20	8,604	9,193
Hartford Financial Services Group Inc.	5.125%	4/15/22	13,394	14,644
Humana Inc.	2.625%	10/1/19	7,205	7,240
Lincoln National Corp.	8.750%	7/1/19	1,827	2,005
Lincoln National Corp.	6.250%	2/15/20	3,675	3,969
Lincoln National Corp.	4.850%	6/24/21	3,325	3,562
Lincoln National Corp.	4.200%	3/15/22	3,612	3,809
Manulife Financial Corp.	4.900%	9/17/20	7,100	7,532
Markel Corp.	4.900%	7/1/22	4,955	5,342
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	7,310	7,350
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	6,126	6,122
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	7,781	8,355
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	14,785	14,793
MetLife Inc.	7.717%	2/15/19	12,521	13,354
MetLife Inc.	4.750%	2/8/21	16,925	18,094
PartnerRe Finance B LLC	5.500%	6/1/20	6,710	7,159
Primerica Inc.	4.750%	7/15/22	4,944	5,319
Principal Financial Group Inc.	3.300%	9/15/22	5,735	5,856
1 Principal Financial Group Inc.	4.700%	5/15/55	3,800	3,882
Progressive Corp.	3.750%	8/23/21	7,749	8,078
Protective Life Corp.	7.375%	10/15/19	5,425	5,913
Prudential Financial Inc.	7.375%	6/15/19	10,549	11,366

Prudential Financial Inc.	2.350%	8/15/19	6,200	6,211
Prudential Financial Inc.	5.375%	6/21/20	14,519	15,600
Prudential Financial Inc.	4.500%	11/15/20	6,400	6,764
Prudential Financial Inc.	4.500%	11/16/21	6,200	6,633
1 Prudential Financial Inc.	5.875%	9/15/42	11,500	12,530
Reinsurance Group of America Inc.	6.450%	11/15/19	4,845	5,211
Reinsurance Group of America Inc.	5.000%	6/1/21	7,125	7,632
Torchmark Corp.	9.250%	6/15/19	3,000	3,301
Torchmark Corp.	3.800%	9/15/22	3,080	3,163
Travelers Cos. Inc.	5.900%	6/2/19	6,024	6,358
Travelers Cos. Inc.	3.900%	11/1/20	4,265	4,444
Trinity Acquisition plc	3.500%	9/15/21	5,454	5,524
UnitedHealth Group Inc.	1.700%	2/15/19	9,571	9,539
UnitedHealth Group Inc.	1.625%	3/15/19	9,690	9,644
UnitedHealth Group Inc.	2.300%	12/15/19	10,575	10,604
UnitedHealth Group Inc.	2.700%	7/15/20	24,021	24,332
UnitedHealth Group Inc.	1.950%	10/15/20	11,065	10,920
UnitedHealth Group Inc.	3.875%	10/15/20	4,804	4,999
UnitedHealth Group Inc.	4.700%	2/15/21	5,692	6,044
UnitedHealth Group Inc.	2.125%	3/15/21	11,282	11,186
UnitedHealth Group Inc.	3.375%	11/15/21	7,100	7,320
UnitedHealth Group Inc.	2.875%	12/15/21	15,600	15,831
UnitedHealth Group Inc.	2.875%	3/15/22	10,127	10,257
UnitedHealth Group Inc.	3.350%	7/15/22	11,078	11,400
UnitedHealth Group Inc.	2.375%	10/15/22	11,100	10,954
Unum Group	5.625%	9/15/20	2,143	2,299
Unum Group	3.000%	5/15/21	4,500	4,528
Willis Towers Watson plc	5.750%	3/15/21	4,165	4,530
WR Berkley Corp.	7.375%	9/15/19	1,282	1,387
WR Berkley Corp.	5.375%	9/15/20	3,175	3,398
WR Berkley Corp.	4.625%	3/15/22	6,191	6,621
XLIT Ltd.	2.300%	12/15/18	8,555	8,566
XLIT Ltd.	5.750%	10/1/21	4,435	4,892

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	10,100	10,058

Real Estate Investment Trusts (2.0%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	4,405	4,425
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	8,636	9,176
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	5,520	5,637
AvalonBay Communities Inc.	6.100%	3/15/20	750	811
AvalonBay Communities Inc.	3.625%	10/1/20	6,305	6,505
AvalonBay Communities Inc.	3.950%	1/15/21	1,125	1,170
AvalonBay Communities Inc.	2.950%	9/15/22	5,200	5,249
Boston Properties LP	5.875%	10/15/19	10,494	11,105
Boston Properties LP	5.625%	11/15/20	6,275	6,796
Boston Properties LP	4.125%	5/15/21	8,810	9,234
Brixmor Operating Partnership LP	3.875%	8/15/22	5,352	5,497
Camden Property Trust	4.625%	6/15/21	1,100	1,167
Corporate Office Properties LP	3.700%	6/15/21	4,020	4,103
DDR Corp.	3.500%	1/15/21	9,599	9,707
DDR Corp.	4.625%	7/15/22	8,525	8,935
Digital Realty Trust LP	5.875%	2/1/20	6,100	6,501
Digital Realty Trust LP	3.400%	10/1/20	4,550	4,653
Digital Realty Trust LP	5.250%	3/15/21	11,479	12,356

Digital Realty Trust LP	3.950%	7/1/22	6,910	7,226
Digital Realty Trust LP	3.625%	10/1/22	6,286	6,488
Duke Realty LP	3.875%	2/15/21	3,050	3,159
Duke Realty LP	4.375%	6/15/22	550	584
Duke Realty LP	3.875%	10/15/22	5,293	5,509
EPR Properties	7.750%	7/15/20	1,000	1,113
EPR Properties	5.750%	8/15/22	4,845	5,292
ERP Operating LP	2.375%	7/1/19	5,965	5,987
ERP Operating LP	4.750%	7/15/20	3,975	4,196
ERP Operating LP	4.625%	12/15/21	13,256	14,247
Essex Portfolio LP	5.200%	3/15/21	2,700	2,899
Essex Portfolio LP	3.625%	8/15/22	1,300	1,337
Government Properties Income Trust	3.750%	8/15/19	2,745	2,776
Government Properties Income Trust	4.000%	7/15/22	6,500	6,625
HCP Inc.	3.750%	2/1/19	6,967	7,052
HCP Inc.	2.625%	2/1/20	23,108	23,208
HCP Inc.	5.375%	2/1/21	2,480	2,673
HCP Inc.	3.150%	8/1/22	3,771	3,808
Healthcare Realty Trust Inc.	5.750%	1/15/21	1,877	2,055
Healthcare Trust of America Holdings LP	3.375%	7/15/21	4,040	4,125
Healthcare Trust of America Holdings LP	2.950%	7/1/22	8,603	8,601
Highwoods Realty LP	3.200%	6/15/21	2,700	2,727
Hospitality Properties Trust	4.250%	2/15/21	4,600	4,763
Hospitality Properties Trust	5.000%	8/15/22	7,726	8,267
Host Hotels & Resorts LP	6.000%	10/1/21	4,297	4,740
Host Hotels & Resorts LP	5.250%	3/15/22	3,415	3,653
Kimco Realty Corp.	6.875%	10/1/19	5,075	5,481
Kimco Realty Corp.	3.200%	5/1/21	6,040	6,138
Kimco Realty Corp.	3.400%	11/1/22	4,175	4,261
Liberty Property LP	4.750%	10/1/20	5,485	5,789
Liberty Property LP	4.125%	6/15/22	4,300	4,530
National Retail Properties Inc.	5.500%	7/15/21	300	326
National Retail Properties Inc.	3.800%	10/15/22	4,133	4,256
ProLogis LP	3.350%	2/1/21	6,748	6,993
Public Storage	2.370%	9/15/22	6,098	6,031
Realty Income Corp.	6.750%	8/15/19	11,815	12,745
Realty Income Corp.	3.250%	10/15/22	15,225	15,461
Regency Centers Corp.	3.750%	11/15/22	4,105	4,210
Regency Centers LP	4.800%	4/15/21	5,275	5,591
Select Income REIT	3.600%	2/1/20	500	506
Select Income REIT	4.150%	2/1/22	3,835	3,882
Senior Housing Properties Trust	3.250%	5/1/19	6,300	6,345
Simon Property Group LP	2.200%	2/1/19	13,672	13,703
Simon Property Group LP	2.500%	9/1/20	6,098	6,132
Simon Property Group LP	4.375%	3/1/21	10,350	10,948
Simon Property Group LP	2.500%	7/15/21	4,975	5,000
Simon Property Group LP	4.125%	12/1/21	7,650	8,079
Simon Property Group LP	2.350%	1/30/22	5,950	5,900
Simon Property Group LP	3.375%	3/15/22	6,284	6,450
Simon Property Group LP	2.625%	6/15/22	15,300	15,286
SL Green Operating Partnership LP	3.250%	10/15/22	4,200	4,195
SL Green Realty Corp.	7.750%	3/15/20	2,500	2,764
SL Green Realty Corp.	4.500%	12/1/22	2,100	2,204
UDR Inc.	3.700%	10/1/20	8,875	9,135
UDR Inc.	4.625%	1/10/22	900	957
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	6,510	6,644
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	8,018	8,053

Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	8,981	9,539
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	7,804	8,204
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	7,350	7,441
VEREIT Operating Partnership LP	3.000%	2/6/19	4,760	4,790
VEREIT Operating Partnership LP	4.125%	6/1/21	9,950	10,347
Vornado Realty LP	2.500%	6/30/19	7,727	7,736
Vornado Realty LP	5.000%	1/15/22	4,050	4,359
Washington Prime Group LP	3.850%	4/1/20	2,200	2,215
Washington REIT	4.950%	10/1/20	2,150	2,250
Washington REIT	3.950%	10/15/22	2,300	2,362
Welltower Inc.	4.125%	4/1/19	11,585	11,827
Welltower Inc.	6.125%	4/15/20	5,525	5,985
Welltower Inc.	4.950%	1/15/21	6,986	7,453
Welltower Inc.	5.250%	1/15/22	5,151	5,595
Welltower Inc.	3.750%	3/15/23	2,000	2,068
				10,851,778
Industrial (54.1%)
Basic Industry (2.7%)
Agrium Inc.	6.750%	1/15/19	4,599	4,823
Agrium Inc.	3.150%	10/1/22	14,478	14,681
Air Products & Chemicals Inc.	4.375%	8/21/19	4,040	4,190
Air Products & Chemicals Inc.	3.000%	11/3/21	11,400	11,643
Airgas Inc.	2.375%	2/15/20	2,200	2,201
Airgas Inc.	3.050%	8/1/20	6,450	6,611
Barrick Gold Corp.	3.850%	4/1/22	1,635	1,716
Barrick North America Finance LLC	4.400%	5/30/21	16,752	17,812
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	550	566
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	17,370	17,625
Cabot Corp.	3.700%	7/15/22	5,000	5,155
Celanese US Holdings LLC	5.875%	6/15/21	5,325	5,850
Celanese US Holdings LLC	4.625%	11/15/22	6,373	6,799
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	5,480	5,903
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	4,925	5,233
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	7,825	8,277
Domtar Corp.	4.400%	4/1/22	1,446	1,513
Dow Chemical Co.	8.550%	5/15/19	29,895	32,499
Dow Chemical Co.	4.250%	11/15/20	20,805	21,762
Dow Chemical Co.	4.125%	11/15/21	16,810	17,672
Dow Chemical Co.	3.000%	11/15/22	14,385	14,473
Eastman Chemical Co.	2.700%	1/15/20	14,675	14,796
Eastman Chemical Co.	4.500%	1/15/21	51	53
Eastman Chemical Co.	3.600%	8/15/22	7,800	8,039
Ecolab Inc.	2.000%	1/14/19	7,250	7,244
Ecolab Inc.	2.250%	1/12/20	4,495	4,492
Ecolab Inc.	4.350%	12/8/21	17,082	18,230
Ecolab Inc.	2.375%	8/10/22	7,000	6,902
EI du Pont de Nemours & Co.	5.750%	3/15/19	200	209
EI du Pont de Nemours & Co.	4.625%	1/15/20	12,162	12,768
EI du Pont de Nemours & Co.	2.200%	5/1/20	31,615	31,558
EI du Pont de Nemours & Co.	3.625%	1/15/21	11,025	11,426
EI du Pont de Nemours & Co.	4.250%	4/1/21	6,295	6,649
FMC Corp.	5.200%	12/15/19	3,150	3,306
FMC Corp.	3.950%	2/1/22	1,775	1,828
Goldcorp Inc.	3.625%	6/9/21	10,550	10,812
International Paper Co.	7.500%	8/15/21	6,236	7,278
International Paper Co.	4.750%	2/15/22	15,975	17,190
LyondellBasell Industries NV	5.000%	4/15/19	14,136	14,536

LyondellBasell Industries NV	6.000%	11/15/21	13,378	14,879
Methanex Corp.	3.250%	12/15/19	3,450	3,469
Monsanto Co.	2.125%	7/15/19	10,500	10,456
Monsanto Co.	2.750%	7/15/21	4,905	4,926
Mosaic Co.	3.750%	11/15/21	4,520	4,632
Mosaic Co.	3.250%	11/15/22	9,055	8,999
Newmont Mining Corp.	5.125%	10/1/19	7,336	7,653
Newmont Mining Corp.	3.500%	3/15/22	15,566	15,891
Packaging Corp. of America	3.900%	6/15/22	5,366	5,572
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	5,170	5,452
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	5,125	5,370
PPG Industries Inc.	2.300%	11/15/19	6,700	6,697
PPG Industries Inc.	3.600%	11/15/20	3,975	4,116
Praxair Inc.	4.500%	8/15/19	7,275	7,571
Praxair Inc.	2.250%	9/24/20	3,900	3,902
Praxair Inc.	4.050%	3/15/21	5,075	5,335
Praxair Inc.	3.000%	9/1/21	6,307	6,436
Praxair Inc.	2.450%	2/15/22	5,625	5,630
Praxair Inc.	2.200%	8/15/22	8,825	8,710
Rayonier Inc.	3.750%	4/1/22	3,400	3,407
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	3,729	3,938
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	5,181	5,394
Rio Tinto Finance USA plc	3.500%	3/22/22	7,516	7,747
Rio Tinto Finance USA plc	2.875%	8/21/22	5,120	5,156
RPM International Inc.	6.125%	10/15/19	4,450	4,747
RPM International Inc.	3.450%	11/15/22	5,880	6,024
Sherwin-Williams Co.	7.250%	6/15/19	1,525	1,638
Sherwin-Williams Co.	2.250%	5/15/20	24,335	24,394
Sherwin-Williams Co.	4.200%	1/15/22	3,990	4,176
Sherwin-Williams Co.	2.750%	6/1/22	15,580	15,485
Southern Copper Corp.	5.375%	4/16/20	5,100	5,463
Southern Copper Corp.	3.500%	11/8/22	4,505	4,627
Syngenta Finance NV	3.125%	3/28/22	7,365	7,164
Vale Overseas Ltd.	4.625%	9/15/20	4,653	4,926
Vale Overseas Ltd.	5.875%	6/10/21	17,443	19,122
Vale Overseas Ltd.	4.375%	1/11/22	33,524	34,739
Westlake Chemical Corp.	4.625%	2/15/21	7,750	8,002
WestRock MWV LLC	7.375%	9/1/19	950	1,028
WestRock RKT Co.	4.450%	3/1/19	5,480	5,608
WestRock RKT Co.	3.500%	3/1/20	2,770	2,824
WestRock RKT Co.	4.900%	3/1/22	2,200	2,376
Weyerhaeuser Co.	7.375%	10/1/19	6,215	6,772
Weyerhaeuser Co.	4.700%	3/15/21	5,475	5,784

Capital Goods (5.1%)
3M Co.	1.625%	6/15/19	7,225	7,194
3M Co.	2.000%	8/7/20	7,675	7,656
3M Co.	1.625%	9/19/21	7,750	7,565
3M Co.	2.000%	6/26/22	6,100	5,986
3 ABB Finance USA Inc.	2.875%	5/8/22	14,552	14,727
Acuity Brands Lighting Inc.	6.000%	12/15/19	4,175	4,449
Bemis Co. Inc.	6.800%	8/1/19	3,550	3,797
Bemis Co. Inc.	4.500%	10/15/21	5,520	5,837
Boeing Capital Corp.	4.700%	10/27/19	6,384	6,695
Boeing Co.	6.000%	3/15/19	5,935	6,235
Boeing Co.	4.875%	2/15/20	12,015	12,728
Boeing Co.	1.650%	10/30/20	6,030	5,943

Boeing Co.	8.750%	8/15/21	1,800	2,189
Boeing Co.	2.350%	10/30/21	9,600	9,612
Boeing Co.	2.125%	3/1/22	3,450	3,428
Carlisle Cos. Inc.	3.750%	11/15/22	3,775	3,887
Caterpillar Financial Services Corp.	7.150%	2/15/19	17,852	18,925
Caterpillar Financial Services Corp.	1.900%	3/22/19	7,185	7,179
Caterpillar Financial Services Corp.	1.350%	5/18/19	7,903	7,831
Caterpillar Financial Services Corp.	2.100%	6/9/19	18,750	18,775
Caterpillar Financial Services Corp.	2.000%	11/29/19	8,500	8,492
Caterpillar Financial Services Corp.	2.250%	12/1/19	5,267	5,281
Caterpillar Financial Services Corp.	2.100%	1/10/20	14,264	14,215
Caterpillar Financial Services Corp.	2.000%	3/5/20	7,945	7,911
Caterpillar Financial Services Corp.	1.850%	9/4/20	7,250	7,181
Caterpillar Financial Services Corp.	2.500%	11/13/20	4,950	4,971
Caterpillar Financial Services Corp.	1.700%	8/9/21	14,759	14,445
Caterpillar Financial Services Corp.	2.750%	8/20/21	2,000	2,010
Caterpillar Financial Services Corp.	1.931%	10/1/21	9,904	9,719
Caterpillar Financial Services Corp.	2.850%	6/1/22	7,502	7,601
Caterpillar Financial Services Corp.	2.400%	6/6/22	3,950	3,934
Caterpillar Financial Services Corp.	2.550%	11/29/22	7,700	7,673
Caterpillar Inc.	3.900%	5/27/21	18,167	19,074
Caterpillar Inc.	2.600%	6/26/22	4,300	4,310
CNH Industrial Capital LLC	3.375%	7/15/19	1,100	1,111
CNH Industrial Capital LLC	4.375%	11/6/20	7,780	8,101
CNH Industrial Capital LLC	3.875%	10/15/21	1,889	1,936
CNH Industrial Capital LLC	4.375%	4/5/22	7,250	7,558
Crane Co.	2.750%	12/15/18	4,050	4,064
CRH America Inc.	5.750%	1/15/21	5,359	5,828
Deere & Co.	4.375%	10/16/19	8,872	9,234
Deere & Co.	2.600%	6/8/22	18,790	18,809
Dover Corp.	4.300%	3/1/21	5,150	5,428
Eaton Corp.	6.950%	3/20/19	75	79
Eaton Corp.	2.750%	11/2/22	23,578	23,561
Embraer SA	5.150%	6/15/22	7,743	8,265
Emerson Electric Co.	4.875%	10/15/19	4,441	4,656
Emerson Electric Co.	4.250%	11/15/20	5,150	5,429
Emerson Electric Co.	2.625%	12/1/21	8,610	8,681
Exelis Inc.	5.550%	10/1/21	9,010	9,887
FLIR Systems Inc.	3.125%	6/15/21	5,418	5,459
Flowserve Corp.	3.500%	9/15/22	7,130	7,162
Fortive Corp.	1.800%	6/15/19	4,750	4,707
Fortive Corp.	2.350%	6/15/21	10,100	9,996
Fortune Brands Home & Security Inc.	3.000%	6/15/20	4,990	5,049
General Dynamics Corp.	3.875%	7/15/21	3,553	3,730
General Dynamics Corp.	2.250%	11/15/22	17,007	16,837
General Electric Capital Corp.	2.300%	1/14/19	1,050	1,053
General Electric Capital Corp.	6.000%	8/7/19	19,009	20,080
General Electric Capital Corp.	2.100%	12/11/19	2,666	2,665
General Electric Capital Corp.	5.500%	1/8/20	17,508	18,637
General Electric Capital Corp.	2.200%	1/9/20	18,426	18,393
General Electric Capital Corp.	5.550%	5/4/20	11,436	12,272
General Electric Capital Corp.	4.375%	9/16/20	15,927	16,717
General Electric Capital Corp.	4.625%	1/7/21	15,050	15,974
General Electric Capital Corp.	5.300%	2/11/21	17,279	18,665
General Electric Capital Corp.	4.650%	10/17/21	13,555	14,553
General Electric Capital Corp.	3.150%	9/7/22	14,407	14,626
General Electric Co.	2.700%	10/9/22	42,313	42,206

Harris Corp.	2.700%	4/27/20	7,350	7,391
Harris Corp.	4.400%	12/15/20	5,125	5,377
Honeywell International Inc.	1.400%	10/30/19	15,875	15,721
Honeywell International Inc.	1.800%	10/30/19	11,100	11,028
Honeywell International Inc.	4.250%	3/1/21	9,250	9,796
Honeywell International Inc.	1.850%	11/1/21	21,337	20,874
IDEX Corp.	4.200%	12/15/21	3,175	3,274
Illinois Tool Works Inc.	1.950%	3/1/19	10,073	10,070
Illinois Tool Works Inc.	6.250%	4/1/19	15,476	16,317
Illinois Tool Works Inc.	3.375%	9/15/21	4,902	5,049
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	6,136	6,172
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	3,400	3,407
John Deere Capital Corp.	1.950%	12/13/18	12,779	12,789
John Deere Capital Corp.	1.950%	1/8/19	13,620	13,607
John Deere Capital Corp.	1.950%	3/4/19	7,150	7,152
John Deere Capital Corp.	2.250%	4/17/19	11,642	11,675
John Deere Capital Corp.	2.300%	9/16/19	3,199	3,216
John Deere Capital Corp.	1.250%	10/9/19	7,150	7,042
John Deere Capital Corp.	1.700%	1/15/20	7,401	7,331
John Deere Capital Corp.	2.050%	3/10/20	7,065	7,044
John Deere Capital Corp.	2.200%	3/13/20	2,500	2,498
John Deere Capital Corp.	1.950%	6/22/20	10,150	10,081
John Deere Capital Corp.	2.375%	7/14/20	5,715	5,725
John Deere Capital Corp.	2.450%	9/11/20	3,500	3,515
John Deere Capital Corp.	2.550%	1/8/21	5,400	5,420
John Deere Capital Corp.	2.800%	3/4/21	3,723	3,765
John Deere Capital Corp.	3.900%	7/12/21	7,398	7,777
John Deere Capital Corp.	3.150%	10/15/21	5,364	5,504
John Deere Capital Corp.	2.650%	1/6/22	7,300	7,355
John Deere Capital Corp.	2.750%	3/15/22	5,675	5,731
John Deere Capital Corp.	2.150%	9/8/22	4,427	4,325
Johnson Controls International plc	5.000%	3/30/20	6,700	7,081
Johnson Controls International plc	4.250%	3/1/21	5,014	5,272
Johnson Controls International plc	3.750%	12/1/21	6,151	6,374
Kennametal Inc.	2.650%	11/1/19	5,074	5,059
Kennametal Inc.	3.875%	2/15/22	3,450	3,475
Komatsu Mining Corp.	5.125%	10/15/21	7,415	8,109
L3 Technologies Inc.	5.200%	10/15/19	11,430	12,016
L3 Technologies Inc.	4.750%	7/15/20	11,719	12,358
L3 Technologies Inc.	4.950%	2/15/21	12,650	13,442
Lockheed Martin Corp.	4.250%	11/15/19	8,601	8,940
Lockheed Martin Corp.	2.500%	11/23/20	22,173	22,301
Lockheed Martin Corp.	3.350%	9/15/21	9,964	10,273
Masco Corp.	7.125%	3/15/20	1,445	1,582
Masco Corp.	3.500%	4/1/21	5,804	5,935
Masco Corp.	5.950%	3/15/22	2,578	2,861
Northrop Grumman Corp.	5.050%	8/1/19	2,930	3,069
Northrop Grumman Corp.	2.080%	10/15/20	16,250	16,094
Northrop Grumman Corp.	3.500%	3/15/21	8,025	8,282
Northrop Grumman Corp.	2.550%	10/15/22	22,050	21,854
Parker-Hannifin Corp.	3.500%	9/15/22	3,150	3,261
Pentair Finance SA	2.650%	12/1/19	750	747
Precision Castparts Corp.	2.250%	6/15/20	8,235	8,256
Raytheon Co.	4.400%	2/15/20	8,050	8,437
Raytheon Co.	3.125%	10/15/20	13,520	13,855
Republic Services Inc.	5.500%	9/15/19	6,995	7,377
Republic Services Inc.	5.000%	3/1/20	10,447	11,041

Republic Services Inc.	5.250%	11/15/21	7,288	7,983
Republic Services Inc.	3.550%	6/1/22	16,362	16,914
Rockwell Automation Inc.	2.050%	3/1/20	5,725	5,688
Rockwell Collins Inc.	1.950%	7/15/19	4,375	4,354
Rockwell Collins Inc.	5.250%	7/15/19	2,750	2,876
Rockwell Collins Inc.	3.100%	11/15/21	1,884	1,912
Rockwell Collins Inc.	2.800%	3/15/22	17,030	17,067
Roper Technologies Inc.	6.250%	9/1/19	5,898	6,293
Roper Technologies Inc.	3.000%	12/15/20	16,281	16,514
Roper Technologies Inc.	2.800%	12/15/21	9,845	9,850
Roper Technologies Inc.	3.125%	11/15/22	2,500	2,525
Snap-on Inc.	6.125%	9/1/21	3,000	3,395
Stanley Black & Decker Inc.	2.451%	11/17/18	12,193	12,246
Stanley Black & Decker Inc.	3.400%	12/1/21	4,480	4,614
Stanley Black & Decker Inc.	2.900%	11/1/22	11,374	11,438
1 Stanley Black & Decker Inc.	5.750%	12/15/53	2,800	2,884
United Technologies Corp.	1.500%	11/1/19	9,200	9,097
United Technologies Corp.	4.500%	4/15/20	19,789	20,814
United Technologies Corp.	1.900%	5/4/20	13,377	13,268
United Technologies Corp.	1.950%	11/1/21	12,950	12,655
United Technologies Corp.	2.300%	5/4/22	250	247
United Technologies Corp.	3.100%	6/1/22	31,812	32,434
Vulcan Materials Co.	7.500%	6/15/21	7,811	9,069
Waste Management Inc.	4.750%	6/30/20	11,625	12,342
Waste Management Inc.	4.600%	3/1/21	4,577	4,869
Waste Management Inc.	2.900%	9/15/22	5,800	5,860
Xylem Inc.	4.875%	10/1/21	5,970	6,460

Communication (6.2%)
21st Century Fox America Inc.	6.900%	3/1/19	7,325	7,736
21st Century Fox America Inc.	5.650%	8/15/20	7,250	7,836
21st Century Fox America Inc.	4.500%	2/15/21	9,151	9,682
21st Century Fox America Inc.	3.000%	9/15/22	15,476	15,595
Activision Blizzard Inc.	2.300%	9/15/21	13,568	13,414
Activision Blizzard Inc.	2.600%	6/15/22	6,900	6,837
America Movil SAB de CV	5.000%	10/16/19	16,360	17,178
America Movil SAB de CV	5.000%	3/30/20	26,535	27,981
America Movil SAB de CV	3.125%	7/16/22	21,772	22,014
American Tower Corp.	3.400%	2/15/19	15,545	15,732
American Tower Corp.	2.800%	6/1/20	12,755	12,848
American Tower Corp.	5.050%	9/1/20	9,726	10,334
American Tower Corp.	3.300%	2/15/21	16,527	16,841
American Tower Corp.	3.450%	9/15/21	6,644	6,799
American Tower Corp.	5.900%	11/1/21	6,328	7,043
American Tower Corp.	2.250%	1/15/22	6,205	6,041
American Tower Corp.	4.700%	3/15/22	7,260	7,802
AT&T Inc.	5.800%	2/15/19	28,908	30,085
AT&T Inc.	2.300%	3/11/19	25,991	26,026
AT&T Inc.	5.875%	10/1/19	10,543	11,234
AT&T Inc.	5.200%	3/15/20	18,165	19,263
AT&T Inc.	2.450%	6/30/20	43,020	42,927
AT&T Inc.	4.600%	2/15/21	13,120	13,843
AT&T Inc.	2.800%	2/17/21	21,732	21,794
AT&T Inc.	5.000%	3/1/21	22,445	24,046
AT&T Inc.	4.450%	5/15/21	16,665	17,632
AT&T Inc.	3.875%	8/15/21	18,286	19,000
AT&T Inc.	3.000%	2/15/22	25,545	25,599

AT&T Inc.	3.200%	3/1/22	20,250	20,477
AT&T Inc.	3.800%	3/15/22	19,670	20,348
AT&T Inc.	3.000%	6/30/22	37,430	37,436
AT&T Inc.	2.850%	2/14/23	2,500	2,484
British Telecommunications plc	2.350%	2/14/19	11,215	11,241
CBS Corp.	2.300%	8/15/19	8,471	8,458
CBS Corp.	4.300%	2/15/21	5,475	5,728
CBS Corp.	3.375%	3/1/22	9,456	9,624
Charter Communications Operating LLC /
Charter Communications Operating Capital	3.579%	7/23/20	29,940	30,477
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.464%	7/23/22	44,112	45,981
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	12,292	16,096
Comcast Corp.	5.700%	7/1/19	11,457	12,094
Comcast Corp.	5.150%	3/1/20	19,814	21,073
Comcast Corp.	1.625%	1/15/22	11,190	10,811
Comcast Corp.	3.125%	7/15/22	9,550	9,760
Crown Castle International Corp.	3.400%	2/15/21	11,738	12,004
Crown Castle International Corp.	2.250%	9/1/21	14,410	14,172
Crown Castle International Corp.	4.875%	4/15/22	10,971	11,803
Deutsche Telekom International Finance BV	6.000%	7/8/19	5,375	5,694
Discovery Communications LLC	5.625%	8/15/19	4,430	4,652
Discovery Communications LLC	2.200%	9/20/19	7,900	7,860
Discovery Communications LLC	4.375%	6/15/21	8,600	8,986
Discovery Communications LLC	3.300%	5/15/22	12,609	12,658
Electronic Arts Inc.	3.700%	3/1/21	12,525	12,909
Moody's Corp.	2.750%	7/15/19	8,361	8,420
Moody's Corp.	5.500%	9/1/20	6,100	6,591
Moody's Corp.	2.750%	12/15/21	6,950	6,967
Moody's Corp.	4.500%	9/1/22	5,721	6,119
NBCUniversal Media LLC	5.150%	4/30/20	32,434	34,626
NBCUniversal Media LLC	4.375%	4/1/21	24,774	26,307
Omnicom Group Inc.	6.250%	7/15/19	8,210	8,719
Omnicom Group Inc.	4.450%	8/15/20	13,402	14,087
Omnicom Group Inc.	3.625%	5/1/22	21,007	21,777
Orange SA	2.750%	2/6/19	13,920	14,026
Orange SA	5.375%	7/8/19	12,080	12,670
Orange SA	1.625%	11/3/19	23,025	22,771
Orange SA	4.125%	9/14/21	13,400	14,207
RELX Capital Inc.	8.625%	1/15/19	985	1,050
RELX Capital Inc.	3.125%	10/15/22	14,469	14,592
S&P Global Inc.	3.300%	8/14/20	7,822	7,972
Scripps Networks Interactive Inc.	2.750%	11/15/19	6,798	6,818
Scripps Networks Interactive Inc.	2.800%	6/15/20	6,854	6,858
Scripps Networks Interactive Inc.	3.500%	6/15/22	6,095	6,157
Telefonica Emisiones SAU	5.877%	7/15/19	9,261	9,771
Telefonica Emisiones SAU	5.134%	4/27/20	23,372	24,791
Telefonica Emisiones SAU	5.462%	2/16/21	20,807	22,480
Telefonos de Mexico SAB de CV	5.500%	11/15/19	1,750	1,856
Thomson Reuters Corp.	4.700%	10/15/19	4,825	5,016
Thomson Reuters Corp.	3.950%	9/30/21	3,807	3,936
Time Warner Cable LLC	8.750%	2/14/19	17,405	18,672
Time Warner Cable LLC	8.250%	4/1/19	19,812	21,276
Time Warner Cable LLC	5.000%	2/1/20	20,266	21,202
Time Warner Cable LLC	4.125%	2/15/21	11,502	11,839
Time Warner Cable LLC	4.000%	9/1/21	19,474	19,955

Time Warner Inc.	2.100%	6/1/19	6,660	6,638
Time Warner Inc.	4.875%	3/15/20	26,127	27,477
Time Warner Inc.	4.700%	1/15/21	10,375	10,966
Time Warner Inc.	4.750%	3/29/21	15,927	16,938
Time Warner Inc.	4.000%	1/15/22	5,325	5,549
Time Warner Inc.	3.400%	6/15/22	6,526	6,637
Verizon Communications Inc.	2.625%	2/21/20	14,677	14,783
Verizon Communications Inc.	3.450%	3/15/21	12,967	13,350
Verizon Communications Inc.	4.600%	4/1/21	8,271	8,817
Verizon Communications Inc.	1.750%	8/15/21	15,345	14,906
Verizon Communications Inc.	3.000%	11/1/21	22,130	22,378
Verizon Communications Inc.	3.500%	11/1/21	23,273	23,936
Verizon Communications Inc.	2.946%	3/15/22	42,379	42,633
Verizon Communications Inc.	3.125%	3/16/22	30,044	30,440
Verizon Communications Inc.	2.450%	11/1/22	18,727	18,389
Viacom Inc.	5.625%	9/15/19	10,150	10,655
Viacom Inc.	2.750%	12/15/19	1,323	1,321
Viacom Inc.	3.875%	12/15/21	7,264	7,367
Viacom Inc.	3.125%	6/15/22	6,350	6,200
Vodafone Group plc	5.450%	6/10/19	12,942	13,568
Vodafone Group plc	4.375%	3/16/21	7,449	7,887
Vodafone Group plc	2.500%	9/26/22	14,887	14,763
Walt Disney Co.	1.650%	1/8/19	6,550	6,531
Walt Disney Co.	5.500%	3/15/19	2,180	2,276
Walt Disney Co.	1.850%	5/30/19	12,345	12,320
Walt Disney Co.	0.875%	7/12/19	7,775	7,643
Walt Disney Co.	1.950%	3/4/20	11,800	11,741
Walt Disney Co.	1.800%	6/5/20	6,150	6,100
Walt Disney Co.	2.150%	9/17/20	12,175	12,159
Walt Disney Co.	2.300%	2/12/21	10,723	10,711
Walt Disney Co.	3.750%	6/1/21	4,050	4,233
Walt Disney Co.	2.750%	8/16/21	10,141	10,278
Walt Disney Co.	2.550%	2/15/22	1,725	1,731
Walt Disney Co.	2.450%	3/4/22	6,015	6,014
WPP Finance 2010	4.750%	11/21/21	11,702	12,554
WPP Finance 2010	3.625%	9/7/22	6,360	6,556

Consumer Cyclical (7.9%)
Advance Auto Parts Inc.	5.750%	5/1/20	2,175	2,320
Advance Auto Parts Inc.	4.500%	1/15/22	5,050	5,314
Alibaba Group Holding Ltd.	2.500%	11/28/19	26,950	27,009
Alibaba Group Holding Ltd.	3.125%	11/28/21	19,200	19,429
Amazon.com Inc.	2.600%	12/5/19	18,229	18,425
2 Amazon.com Inc.	1.900%	8/21/20	15,800	15,697
Amazon.com Inc.	3.300%	12/5/21	7,043	7,279
Amazon.com Inc.	2.500%	11/29/22	23,891	23,807
American Honda Finance Corp.	1.700%	2/22/19	6,093	6,066
American Honda Finance Corp.	1.200%	7/12/19	11,739	11,575
American Honda Finance Corp.	2.250%	8/15/19	15,508	15,531
American Honda Finance Corp.	2.000%	11/13/19	8,000	7,982
American Honda Finance Corp.	2.000%	2/14/20	15,034	14,967
American Honda Finance Corp.	2.150%	3/13/20	4,845	4,839
American Honda Finance Corp.	1.950%	7/20/20	12,250	12,145
American Honda Finance Corp.	2.450%	9/24/20	16,740	16,813
American Honda Finance Corp.	1.650%	7/12/21	7,250	7,057
American Honda Finance Corp.	1.700%	9/9/21	15,056	14,660
American Honda Finance Corp.	2.600%	11/16/22	9,000	9,002

Aptiv plc	3.150%	11/19/20	4,050	4,121
Automatic Data Processing Inc.	2.250%	9/15/20	16,726	16,767
AutoNation Inc.	5.500%	2/1/20	3,768	3,989
AutoNation Inc.	3.350%	1/15/21	5,725	5,802
AutoZone Inc.	4.000%	11/15/20	2,484	2,584
AutoZone Inc.	3.700%	4/15/22	9,927	10,264
Best Buy Co. Inc.	5.500%	3/15/21	9,060	9,751
Block Financial LLC	4.125%	10/1/20	14,848	15,290
Block Financial LLC	5.500%	11/1/22	1,175	1,264
BorgWarner Inc.	4.625%	9/15/20	575	605
Carnival Corp.	3.950%	10/15/20	7,620	7,939
Costco Wholesale Corp.	1.700%	12/15/19	16,604	16,509
Costco Wholesale Corp.	1.750%	2/15/20	5,835	5,802
Costco Wholesale Corp.	2.150%	5/18/21	13,406	13,341
Costco Wholesale Corp.	2.250%	2/15/22	8,335	8,280
Costco Wholesale Corp.	2.300%	5/18/22	14,510	14,433
CVS Health Corp.	2.250%	12/5/18	23,734	23,786
CVS Health Corp.	2.250%	8/12/19	12,685	12,670
CVS Health Corp.	2.800%	7/20/20	41,384	41,658
CVS Health Corp.	2.125%	6/1/21	23,698	23,199
CVS Health Corp.	3.500%	7/20/22	18,742	19,131
DR Horton Inc.	3.750%	3/1/19	9,045	9,167
DR Horton Inc.	4.000%	2/15/20	3,928	4,048
DR Horton Inc.	2.550%	12/1/20	4,500	4,494
DR Horton Inc.	4.375%	9/15/22	5,955	6,296
eBay Inc.	2.200%	8/1/19	14,669	14,664
eBay Inc.	2.150%	6/5/20	11,615	11,548
eBay Inc.	3.250%	10/15/20	7,665	7,815
eBay Inc.	2.875%	8/1/21	9,542	9,624
eBay Inc.	3.800%	3/9/22	8,383	8,715
eBay Inc.	2.600%	7/15/22	12,016	11,935
Expedia Inc.	5.950%	8/15/20	7,809	8,438
Ford Motor Credit Co. LLC	2.943%	1/8/19	12,250	12,333
Ford Motor Credit Co. LLC	2.375%	3/12/19	22,992	23,004
Ford Motor Credit Co. LLC	2.262%	3/28/19	6,000	5,989
Ford Motor Credit Co. LLC	2.021%	5/3/19	18,988	18,891
Ford Motor Credit Co. LLC	1.897%	8/12/19	11,130	11,030
Ford Motor Credit Co. LLC	2.597%	11/4/19	19,127	19,157
Ford Motor Credit Co. LLC	2.681%	1/9/20	19,250	19,310
Ford Motor Credit Co. LLC	8.125%	1/15/20	13,175	14,663
Ford Motor Credit Co. LLC	2.459%	3/27/20	12,618	12,593
Ford Motor Credit Co. LLC	2.425%	6/12/20	100	99
Ford Motor Credit Co. LLC	3.157%	8/4/20	22,207	22,513
Ford Motor Credit Co. LLC	2.343%	11/2/20	13,600	13,481
Ford Motor Credit Co. LLC	3.200%	1/15/21	22,288	22,629
Ford Motor Credit Co. LLC	5.750%	2/1/21	13,460	14,628
Ford Motor Credit Co. LLC	3.336%	3/18/21	27,046	27,520
Ford Motor Credit Co. LLC	5.875%	8/2/21	20,767	22,947
Ford Motor Credit Co. LLC	3.219%	1/9/22	21,690	21,918
Ford Motor Credit Co. LLC	3.339%	3/28/22	13,340	13,497
Ford Motor Credit Co. LLC	2.979%	8/3/22	11,100	11,030
Ford Motor Credit Co. LLC	4.250%	9/20/22	7,950	8,338
General Motors Financial Co. Inc.	3.100%	1/15/19	14,010	14,131
General Motors Financial Co. Inc.	2.400%	5/9/19	20,295	20,283
General Motors Financial Co. Inc.	3.500%	7/10/19	11,282	11,468
General Motors Financial Co. Inc.	2.350%	10/4/19	10,718	10,691
General Motors Financial Co. Inc.	3.150%	1/15/20	13,384	13,538

General Motors Financial Co. Inc.	2.650%	4/13/20	16,980	17,005
General Motors Financial Co. Inc.	3.200%	7/13/20	31,656	32,078
General Motors Financial Co. Inc.	2.450%	11/6/20	12,500	12,414
General Motors Financial Co. Inc.	3.700%	11/24/20	24,379	25,018
General Motors Financial Co. Inc.	4.200%	3/1/21	23,096	24,036
General Motors Financial Co. Inc.	3.200%	7/6/21	17,755	17,932
General Motors Financial Co. Inc.	4.375%	9/25/21	14,100	14,847
General Motors Financial Co. Inc.	3.450%	1/14/22	16,447	16,690
General Motors Financial Co. Inc.	3.450%	4/10/22	19,939	20,201
General Motors Financial Co. Inc.	3.150%	6/30/22	11,550	11,562
Home Depot Inc.	2.000%	6/15/19	19,105	19,079
Home Depot Inc.	1.800%	6/5/20	13,250	13,171
Home Depot Inc.	3.950%	9/15/20	4,251	4,455
Home Depot Inc.	2.000%	4/1/21	17,521	17,356
Home Depot Inc.	4.400%	4/1/21	12,605	13,395
Home Depot Inc.	2.625%	6/1/22	17,385	17,487
Hyatt Hotels Corp.	5.375%	8/15/21	2,125	2,305
JD.com Inc.	3.125%	4/29/21	6,700	6,676
Kohl's Corp.	4.000%	11/1/21	7,395	7,598
Lowe's Cos. Inc.	1.150%	4/15/19	4,500	4,450
Lowe's Cos. Inc.	4.625%	4/15/20	8,295	8,676
Lowe's Cos. Inc.	3.750%	4/15/21	4,293	4,493
Lowe's Cos. Inc.	3.800%	11/15/21	9,598	10,084
Lowe's Cos. Inc.	3.120%	4/15/22	9,092	9,321
Macy's Retail Holdings Inc.	3.450%	1/15/21	5,200	5,189
Macy's Retail Holdings Inc.	3.875%	1/15/22	7,950	7,857
Marriott International Inc.	3.000%	3/1/19	11,821	11,906
Marriott International Inc.	3.375%	10/15/20	5,825	5,936
Marriott International Inc.	2.875%	3/1/21	4,140	4,167
Marriott International Inc.	3.125%	10/15/21	2,750	2,786
Marriott International Inc.	2.300%	1/15/22	13,910	13,649
Marriott International Inc.	3.250%	9/15/22	3,050	3,084
Mastercard Inc.	2.000%	4/1/19	5,007	5,014
Mastercard Inc.	2.000%	11/21/21	9,488	9,343
McDonald's Corp.	2.100%	12/7/18	10,420	10,438
McDonald's Corp.	5.000%	2/1/19	7,135	7,374
McDonald's Corp.	1.875%	5/29/19	7,134	7,114
McDonald's Corp.	2.200%	5/26/20	9,670	9,661
McDonald's Corp.	3.500%	7/15/20	5,825	6,003
McDonald's Corp.	2.750%	12/9/20	19,299	19,535
McDonald's Corp.	3.625%	5/20/21	5,246	5,450
McDonald's Corp.	2.625%	1/15/22	15,491	15,569
Nordstrom Inc.	4.750%	5/1/20	5,695	5,925
Nordstrom Inc.	4.000%	10/15/21	5,900	6,086
NVR Inc.	3.950%	9/15/22	4,852	5,092
O'Reilly Automotive Inc.	4.875%	1/14/21	5,715	6,074
O'Reilly Automotive Inc.	4.625%	9/15/21	5,036	5,360
O'Reilly Automotive Inc.	3.800%	9/1/22	5,750	6,025
PACCAR Financial Corp.	1.650%	2/25/19	1,000	996
PACCAR Financial Corp.	1.300%	5/10/19	8,850	8,765
PACCAR Financial Corp.	2.200%	9/15/19	1,850	1,854
PACCAR Financial Corp.	2.500%	8/14/20	3,000	3,020
PACCAR Financial Corp.	2.050%	11/13/20	7,300	7,274
PACCAR Financial Corp.	2.250%	2/25/21	2,680	2,670
QVC Inc.	3.125%	4/1/19	2,250	2,264
QVC Inc.	5.125%	7/2/22	7,447	7,901
Ralph Lauren Corp.	2.625%	8/18/20	3,750	3,780

Royal Caribbean Cruises Ltd.	2.650%	11/28/20	3,375	3,379
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	7,825	8,608
Starbucks Corp.	2.000%	12/5/18	6,105	6,111
Starbucks Corp.	2.200%	11/22/20	5,000	4,993
Starbucks Corp.	2.100%	2/4/21	12,739	12,663
Starbucks Corp.	2.700%	6/15/22	2,075	2,092
Tapestry Inc.	3.000%	7/15/22	5,525	5,495
Target Corp.	2.300%	6/26/19	10,702	10,751
Target Corp.	3.875%	7/15/20	15,960	16,628
Target Corp.	2.900%	1/15/22	14,510	14,732
TJX Cos. Inc.	2.750%	6/15/21	11,335	11,470
Toyota Motor Credit Corp.	1.700%	1/9/19	12,975	12,938
Toyota Motor Credit Corp.	2.100%	1/17/19	18,974	18,990
Toyota Motor Credit Corp.	1.700%	2/19/19	17,438	17,378
Toyota Motor Credit Corp.	1.400%	5/20/19	13,681	13,557
Toyota Motor Credit Corp.	2.125%	7/18/19	12,302	12,322
Toyota Motor Credit Corp.	1.550%	10/18/19	14,125	13,990
Toyota Motor Credit Corp.	2.150%	3/12/20	18,748	18,724
Toyota Motor Credit Corp.	1.950%	4/17/20	16,000	15,902
Toyota Motor Credit Corp.	4.500%	6/17/20	4,250	4,483
Toyota Motor Credit Corp.	4.250%	1/11/21	4,875	5,139
Toyota Motor Credit Corp.	1.900%	4/8/21	16,572	16,326
Toyota Motor Credit Corp.	2.750%	5/17/21	5,859	5,926
Toyota Motor Credit Corp.	3.400%	9/15/21	12,677	13,112
Toyota Motor Credit Corp.	2.600%	1/11/22	14,675	14,758
Toyota Motor Credit Corp.	3.300%	1/12/22	18,302	18,924
Toyota Motor Credit Corp.	2.800%	7/13/22	9,972	10,104
Toyota Motor Credit Corp.	2.150%	9/8/22	12,137	11,929
VF Corp.	3.500%	9/1/21	4,150	4,289
Visa Inc.	2.200%	12/14/20	46,636	46,449
Visa Inc.	2.150%	9/15/22	11,700	11,493
Wal-Mart Stores Inc.	1.950%	12/15/18	13,839	13,868
Wal-Mart Stores Inc.	1.750%	10/9/19	24,000	23,926
Wal-Mart Stores Inc.	3.250%	10/25/20	26,597	27,475
Wal-Mart Stores Inc.	1.900%	12/15/20	29,070	28,851
Wal-Mart Stores Inc.	4.250%	4/15/21	10,740	11,426
Walgreen Co.	5.250%	1/15/19	1,352	1,392
Walgreen Co.	3.100%	9/15/22	16,338	16,456
Walgreens Boots Alliance Inc.	2.700%	11/18/19	20,607	20,752
Walgreens Boots Alliance Inc.	3.300%	11/18/21	14,100	14,348
Western Union Co.	5.253%	4/1/20	2,825	2,992
Western Union Co.	3.600%	3/15/22	12,200	12,317
Wyndham Worldwide Corp.	5.625%	3/1/21	500	535
Wyndham Worldwide Corp.	4.250%	3/1/22	7,750	7,932

Consumer Noncyclical (15.1%)
Abbott Laboratories	5.125%	4/1/19	5,242	5,437
Abbott Laboratories	2.350%	11/22/19	45,530	45,565
Abbott Laboratories	2.000%	3/15/20	10,650	10,566
Abbott Laboratories	4.125%	5/27/20	7,190	7,491
Abbott Laboratories	2.800%	9/15/20	6,295	6,346
Abbott Laboratories	2.900%	11/30/21	47,298	47,572
Abbott Laboratories	2.550%	3/15/22	9,108	9,004
AbbVie Inc.	2.500%	5/14/20	57,985	58,166
AbbVie Inc.	2.300%	5/14/21	21,729	21,511
AbbVie Inc.	2.900%	11/6/22	38,226	38,215
AbbVie Inc.	3.200%	11/6/22	14,748	14,959

Actavis Inc.	3.250%	10/1/22	16,725	16,832
Agilent Technologies Inc.	5.000%	7/15/20	5,975	6,351
Agilent Technologies Inc.	3.200%	10/1/22	6,475	6,545
Allergan Funding SCS	2.450%	6/15/19	10,479	10,491
Allergan Funding SCS	3.000%	3/12/20	52,180	52,602
Allergan Funding SCS	3.450%	3/15/22	41,585	42,270
Allergan Inc.	3.375%	9/15/20	12,643	12,884
Altria Group Inc.	9.250%	8/6/19	11,172	12,471
Altria Group Inc.	2.625%	1/14/20	24,968	25,171
Altria Group Inc.	4.750%	5/5/21	22,396	24,094
Altria Group Inc.	2.850%	8/9/22	32,128	32,274
AmerisourceBergen Corp.	4.875%	11/15/19	2,850	2,978
AmerisourceBergen Corp.	3.500%	11/15/21	9,555	9,808
Amgen Inc.	5.700%	2/1/19	10,486	10,915
Amgen Inc.	1.900%	5/10/19	13,559	13,521
Amgen Inc.	2.200%	5/22/19	20,472	20,501
Amgen Inc.	4.500%	3/15/20	1,936	2,027
Amgen Inc.	2.125%	5/1/20	12,238	12,169
Amgen Inc.	2.200%	5/11/20	14,179	14,133
Amgen Inc.	3.450%	10/1/20	11,997	12,316
Amgen Inc.	4.100%	6/15/21	9,770	10,229
Amgen Inc.	1.850%	8/19/21	9,628	9,389
Amgen Inc.	3.875%	11/15/21	21,168	22,056
Amgen Inc.	2.700%	5/1/22	5,172	5,156
Amgen Inc.	2.650%	5/11/22	17,900	17,829
Amgen Inc.	3.625%	5/15/22	16,950	17,469
Anheuser-Busch Cos. LLC	5.000%	3/1/19	6,406	6,628
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	65,504	65,414
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	17,372	17,399
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	107,752	108,578
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	23,933	25,391
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	14,134	15,372
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	38,166	40,608
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	10,700	11,377
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	4,400	4,654
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	33,050	34,489
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	45,999	45,649
2 Anheuser-Busch North American Holding
Corp.	3.750%	1/15/22	750	768
Archer-Daniels-Midland Co.	4.479%	3/1/21	6,633	7,081
AstraZeneca plc	1.950%	9/18/19	10,137	10,082
AstraZeneca plc	2.375%	11/16/20	18,240	18,214
AstraZeneca plc	2.375%	6/12/22	15,800	15,566
2 BAT Capital Corp.	2.297%	8/14/20	34,032	33,846
2 BAT Capital Corp.	2.764%	8/15/22	33,550	33,283
Baxalta Inc.	2.875%	6/23/20	12,949	13,053
Baxalta Inc.	3.600%	6/23/22	8,150	8,365
Baxter International Inc.	1.700%	8/15/21	4,650	4,514
Beam Suntory Inc.	3.250%	5/15/22	2,450	2,486
Becton Dickinson & Co.	2.133%	6/6/19	16,050	15,999
Becton Dickinson & Co.	2.675%	12/15/19	19,193	19,305
Becton Dickinson & Co.	2.404%	6/5/20	14,150	14,060
Becton Dickinson & Co.	3.250%	11/12/20	9,812	9,964
Becton Dickinson & Co.	3.125%	11/8/21	11,470	11,554
Becton Dickinson & Co.	2.894%	6/6/22	20,225	20,071
Bio-Rad Laboratories Inc.	4.875%	12/15/20	5,800	6,165
Biogen Inc.	2.900%	9/15/20	25,376	25,703

Biogen Inc.	3.625%	9/15/22	11,335	11,706
Boston Scientific Corp.	6.000%	1/15/20	9,954	10,669
Boston Scientific Corp.	2.850%	5/15/20	4,586	4,623
Boston Scientific Corp.	3.375%	5/15/22	6,775	6,884
Bristol-Myers Squibb Co.	1.600%	2/27/19	10,925	10,881
Bristol-Myers Squibb Co.	1.750%	3/1/19	6,100	6,083
Bristol-Myers Squibb Co.	2.000%	8/1/22	11,823	11,551
Bunge Ltd. Finance Corp.	8.500%	6/15/19	9,885	10,772
Bunge Ltd. Finance Corp.	3.500%	11/24/20	4,315	4,398
Bunge Ltd. Finance Corp.	3.000%	9/25/22	12,250	12,170
Campbell Soup Co.	4.500%	2/15/19	1,699	1,745
Campbell Soup Co.	4.250%	4/15/21	2,360	2,487
Campbell Soup Co.	2.500%	8/2/22	7,475	7,389
Cardinal Health Inc.	1.948%	6/14/19	13,150	13,079
Cardinal Health Inc.	2.400%	11/15/19	1,390	1,389
Cardinal Health Inc.	4.625%	12/15/20	8,300	8,770
Cardinal Health Inc.	2.616%	6/15/22	18,418	18,116
Cardinal Health Inc.	3.200%	6/15/22	1,942	1,956
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	6,290	6,257
Celgene Corp.	2.250%	5/15/19	8,641	8,635
Celgene Corp.	2.875%	8/15/20	22,184	22,407
Celgene Corp.	3.950%	10/15/20	7,300	7,587
Celgene Corp.	3.250%	8/15/22	21,394	21,696
Celgene Corp.	3.550%	8/15/22	12,921	13,278
Church & Dwight Co. Inc.	2.450%	12/15/19	3,325	3,335
Church & Dwight Co. Inc.	2.450%	8/1/22	4,750	4,689
Church & Dwight Co. Inc.	2.875%	10/1/22	875	877
Clorox Co.	3.800%	11/15/21	2,900	3,027
Clorox Co.	3.050%	9/15/22	9,315	9,516
Coca-Cola Co.	1.375%	5/30/19	11,362	11,273
Coca-Cola Co.	1.875%	10/27/20	19,487	19,349
Coca-Cola Co.	2.450%	11/1/20	17,494	17,642
Coca-Cola Co.	3.150%	11/15/20	14,150	14,574
Coca-Cola Co.	1.550%	9/1/21	14,275	13,935
Coca-Cola Co.	3.300%	9/1/21	15,864	16,397
Coca-Cola Co.	2.200%	5/25/22	10,879	10,803
Coca-Cola Enterprises Inc.	3.500%	9/15/20	5,635	5,799
Coca-Cola Enterprises Inc.	3.250%	8/19/21	674	688
Coca-Cola Enterprises Inc.	4.500%	9/1/21	4,925	5,208
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,175	2,272
Colgate-Palmolive Co.	1.750%	3/15/19	7,119	7,114
Colgate-Palmolive Co.	2.450%	11/15/21	3,895	3,923
Colgate-Palmolive Co.	2.300%	5/3/22	6,649	6,622
Colgate-Palmolive Co.	2.250%	11/15/22	5,625	5,569
Constellation Brands Inc.	2.000%	11/7/19	7,000	6,961
Constellation Brands Inc.	3.875%	11/15/19	8,975	9,234
Constellation Brands Inc.	2.250%	11/6/20	7,000	6,951
Constellation Brands Inc.	3.750%	5/1/21	5,433	5,629
Constellation Brands Inc.	6.000%	5/1/22	7,292	8,213
Constellation Brands Inc.	2.700%	5/9/22	12,250	12,176
Constellation Brands Inc.	2.650%	11/7/22	10,700	10,580
Covidien International Finance SA	4.200%	6/15/20	9,995	10,460
Covidien International Finance SA	3.200%	6/15/22	7,075	7,240
CR Bard Inc.	4.400%	1/15/21	5,203	5,444
Danaher Corp.	2.400%	9/15/20	5,753	5,776
Diageo Capital plc	4.828%	7/15/20	5,660	6,024
Diageo Investment Corp.	2.875%	5/11/22	15,750	15,979

Dignity Health California GO	2.637%	11/1/19	2,450	2,455
Dignity Health California GO	3.125%	11/1/22	2,633	2,632
Dr Pepper Snapple Group Inc.	2.530%	11/15/21	1,000	996
Eli Lilly & Co.	1.950%	3/15/19	9,466	9,470
Eli Lilly & Co.	2.350%	5/15/22	6,446	6,436
Estee Lauder Cos. Inc.	1.800%	2/7/20	7,350	7,301
Estee Lauder Cos. Inc.	1.700%	5/10/21	7,959	7,780
Express Scripts Holding Co.	2.250%	6/15/19	17,569	17,551
Express Scripts Holding Co.	2.600%	11/30/20	6,450	6,450
Express Scripts Holding Co.	3.300%	2/25/21	13,800	14,021
Express Scripts Holding Co.	4.750%	11/15/21	26,521	28,302
Express Scripts Holding Co.	3.900%	2/15/22	11,228	11,648
Express Scripts Holding Co.	3.050%	11/30/22	6,500	6,489
Express Scripts Inc.	7.250%	6/15/19	750	804
Flowers Foods Inc.	4.375%	4/1/22	4,895	5,206
General Mills Inc.	5.650%	2/15/19	11,567	12,041
General Mills Inc.	2.200%	10/21/19	11,768	11,764
General Mills Inc.	3.150%	12/15/21	12,025	12,292
General Mills Inc.	2.600%	10/12/22	9,000	8,957
Genzyme Corp.	5.000%	6/15/20	1,169	1,244
Gilead Sciences Inc.	2.050%	4/1/19	5,438	5,437
Gilead Sciences Inc.	1.850%	9/20/19	8,405	8,370
Gilead Sciences Inc.	2.350%	2/1/20	9,619	9,660
Gilead Sciences Inc.	2.550%	9/1/20	30,501	30,785
Gilead Sciences Inc.	4.500%	4/1/21	17,346	18,431
Gilead Sciences Inc.	4.400%	12/1/21	20,035	21,405
Gilead Sciences Inc.	1.950%	3/1/22	6,600	6,451
Gilead Sciences Inc.	3.250%	9/1/22	15,441	15,854
GlaxoSmithKline Capital plc	2.850%	5/8/22	26,693	27,019
Hasbro Inc.	3.150%	5/15/21	4,350	4,376
Hershey Co.	4.125%	12/1/20	4,625	4,882
Hillshire Brands Co.	4.100%	9/15/20	2,707	2,810
Ingredion Inc.	4.625%	11/1/20	2,525	2,652
JM Smucker Co.	2.500%	3/15/20	9,399	9,416
JM Smucker Co.	3.500%	10/15/21	5,750	5,916
JM Smucker Co.	3.000%	3/15/22	8,727	8,802
Johnson & Johnson	1.650%	12/5/18	7,953	7,944
Johnson & Johnson	1.125%	3/1/19	11,612	11,508
Johnson & Johnson	1.875%	12/5/19	4,930	4,922
Johnson & Johnson	2.950%	9/1/20	7,055	7,218
Johnson & Johnson	1.950%	11/10/20	10,825	10,789
Johnson & Johnson	1.650%	3/1/21	14,182	13,954
Johnson & Johnson	3.550%	5/15/21	3,400	3,557
Johnson & Johnson	2.450%	12/5/21	4,995	5,030
Johnson & Johnson	2.250%	3/3/22	15,896	15,866
Kaiser Foundation Hospitals	3.500%	4/1/22	4,000	4,129
Kellogg Co.	4.150%	11/15/19	8,725	9,025
Kellogg Co.	4.000%	12/15/20	8,130	8,499
Kellogg Co.	3.125%	5/17/22	2,775	2,830
Kimberly-Clark Corp.	1.400%	2/15/19	6,110	6,063
Kimberly-Clark Corp.	1.900%	5/22/19	3,199	3,190
Kimberly-Clark Corp.	3.625%	8/1/20	2,279	2,354
Kimberly-Clark Corp.	3.875%	3/1/21	2,195	2,294
Kimberly-Clark Corp.	2.400%	3/1/22	5,025	5,000
Koninklijke Philips NV	3.750%	3/15/22	14,405	14,991
Kraft Foods Group Inc.	5.375%	2/10/20	12,845	13,645
Kraft Foods Group Inc.	3.500%	6/6/22	25,846	26,424

Kraft Heinz Foods Co.	2.800%	7/2/20	23,325	23,500
Kraft Heinz Foods Co.	3.500%	7/15/22	11,975	12,238
Laboratory Corp. of America Holdings	2.625%	2/1/20	7,067	7,095
Laboratory Corp. of America Holdings	4.625%	11/15/20	3,450	3,636
Laboratory Corp. of America Holdings	3.200%	2/1/22	6,530	6,651
Laboratory Corp. of America Holdings	3.750%	8/23/22	4,577	4,736
Life Technologies Corp.	6.000%	3/1/20	5,313	5,698
Life Technologies Corp.	5.000%	1/15/21	5,418	5,737
Mattel Inc.	2.350%	5/6/19	5,155	5,095
Mattel Inc.	4.350%	10/1/20	75	77
Mattel Inc.	2.350%	8/15/21	6,000	5,636
McCormick & Co. Inc.	3.900%	7/15/21	2,755	2,871
McCormick & Co. Inc.	2.700%	8/15/22	7,750	7,738
McKesson Corp.	7.500%	2/15/19	5,009	5,315
McKesson Corp.	2.284%	3/15/19	15,775	15,791
McKesson Corp.	4.750%	3/1/21	7,850	8,340
Mead Johnson Nutrition Co.	4.900%	11/1/19	6,475	6,796
Mead Johnson Nutrition Co.	3.000%	11/15/20	13,389	13,625
Medco Health Solutions Inc.	4.125%	9/15/20	6,000	6,243
Medtronic Global Holdings SCA	1.700%	3/28/19	18,479	18,405
Medtronic Inc.	5.600%	3/15/19	4,632	4,833
Medtronic Inc.	2.500%	3/15/20	45,141	45,452
Medtronic Inc.	4.450%	3/15/20	208	218
Medtronic Inc.	4.125%	3/15/21	5,603	5,885
Medtronic Inc.	3.125%	3/15/22	5,817	5,950
Medtronic Inc.	3.150%	3/15/22	42,472	43,558
Merck & Co. Inc.	1.850%	2/10/20	20,047	19,971
Merck & Co. Inc.	3.875%	1/15/21	11,833	12,399
Merck & Co. Inc.	2.350%	2/10/22	20,003	19,998
Merck & Co. Inc.	2.400%	9/15/22	13,750	13,685
Merck Sharp & Dohme Corp.	5.000%	6/30/19	15,186	15,895
2 Molson Coors Brewing Co.	1.900%	3/15/19	8,370	8,339
Molson Coors Brewing Co.	1.450%	7/15/19	8,700	8,588
2 Molson Coors Brewing Co.	2.250%	3/15/20	6,980	6,963
Molson Coors Brewing Co.	2.100%	7/15/21	12,460	12,193
Molson Coors Brewing Co.	3.500%	5/1/22	6,300	6,448
2 Mondelez International Holdings Netherlands
BV	1.625%	10/28/19	6,100	6,010
Mylan Inc.	2.550%	3/28/19	12,539	12,550
Mylan NV	3.000%	12/15/18	1,875	1,886
Mylan NV	2.500%	6/7/19	7,196	7,187
Mylan NV	3.750%	12/15/20	10,500	10,755
Mylan NV	3.150%	6/15/21	23,371	23,522
Newell Brands Inc.	2.875%	12/1/19	5,400	5,454
Newell Brands Inc.	3.150%	4/1/21	23,423	23,691
Novartis Capital Corp.	1.800%	2/14/20	15,180	15,100
Novartis Capital Corp.	4.400%	4/24/20	14,565	15,321
Novartis Capital Corp.	2.400%	5/17/22	15,755	15,711
Novartis Capital Corp.	2.400%	9/21/22	15,675	15,572
Novartis Securities Investment Ltd.	5.125%	2/10/19	41,518	42,962
Pall Corp.	5.000%	6/15/20	1,900	2,029
PepsiCo Inc.	2.250%	1/7/19	6,271	6,293
PepsiCo Inc.	1.500%	2/22/19	7,800	7,764
PepsiCo Inc.	1.550%	5/2/19	16,400	16,323
PepsiCo Inc.	1.350%	10/4/19	14,803	14,631
PepsiCo Inc.	4.500%	1/15/20	10,475	10,995
PepsiCo Inc.	1.850%	4/30/20	14,026	13,942

PepsiCo Inc.	2.150%	10/14/20	18,675	18,666
PepsiCo Inc.	3.125%	11/1/20	12,238	12,570
PepsiCo Inc.	2.000%	4/15/21	9,600	9,502
PepsiCo Inc.	3.000%	8/25/21	8,280	8,475
PepsiCo Inc.	1.700%	10/6/21	10,110	9,868
PepsiCo Inc.	2.750%	3/5/22	15,992	16,200
PepsiCo Inc.	2.250%	5/2/22	7,125	7,052
PepsiCo Inc.	3.100%	7/17/22	11,325	11,607
PerkinElmer Inc.	5.000%	11/15/21	5,175	5,574
Perrigo Finance Unlimited Co.	3.500%	3/15/21	1,896	1,930
Perrigo Finance Unlimited Co.	3.500%	12/15/21	7,344	7,492
Pfizer Inc.	2.100%	5/15/19	19,726	19,776
Pfizer Inc.	1.450%	6/3/19	15,474	15,360
Pfizer Inc.	1.700%	12/15/19	14,969	14,886
Pfizer Inc.	5.200%	8/12/20	3,425	3,697
Pfizer Inc.	1.950%	6/3/21	16,021	15,868
Pfizer Inc.	2.200%	12/15/21	15,010	14,949
Pharmacia LLC	6.500%	12/1/18	2,150	2,241
Philip Morris International Inc.	1.875%	1/15/19	15,410	15,385
Philip Morris International Inc.	1.625%	2/21/19	6,210	6,180
Philip Morris International Inc.	1.375%	2/25/19	7,650	7,589
Philip Morris International Inc.	2.000%	2/21/20	14,234	14,149
Philip Morris International Inc.	4.500%	3/26/20	12,825	13,451
Philip Morris International Inc.	1.875%	2/25/21	17,723	17,389
Philip Morris International Inc.	4.125%	5/17/21	6,650	6,995
Philip Morris International Inc.	2.900%	11/15/21	4,525	4,575
Philip Morris International Inc.	2.625%	2/18/22	8,050	8,062
Philip Morris International Inc.	2.375%	8/17/22	7,400	7,276
Philip Morris International Inc.	2.500%	8/22/22	8,320	8,201
1 Procter & Gamble - Esop	9.360%	1/1/21	969	1,079
Procter & Gamble Co.	1.750%	10/25/19	11,375	11,337
Procter & Gamble Co.	1.900%	11/1/19	15,235	15,229
Procter & Gamble Co.	1.900%	10/23/20	11,300	11,275
Procter & Gamble Co.	1.850%	2/2/21	16,655	16,500
Procter & Gamble Co.	1.700%	11/3/21	9,500	9,293
Procter & Gamble Co.	2.300%	2/6/22	17,013	17,009
Procter & Gamble Co.	2.150%	8/11/22	1,476	1,461
Quest Diagnostics Inc.	2.700%	4/1/19	5,075	5,105
Quest Diagnostics Inc.	4.750%	1/30/20	3,375	3,541
Quest Diagnostics Inc.	2.500%	3/30/20	5,130	5,137
Quest Diagnostics Inc.	4.700%	4/1/21	3,525	3,746
Reynolds American Inc.	8.125%	6/23/19	7,142	7,765
Reynolds American Inc.	6.875%	5/1/20	6,452	7,100
Reynolds American Inc.	3.250%	6/12/20	14,048	14,295
Reynolds American Inc.	4.000%	6/12/22	13,800	14,382
Sanofi	4.000%	3/29/21	27,862	29,407
Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	48,397	47,932
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	46,054	45,318
Stryker Corp.	2.000%	3/8/19	8,083	8,070
Stryker Corp.	4.375%	1/15/20	4,200	4,375
Stryker Corp.	2.625%	3/15/21	21,740	21,821
Sysco Corp.	5.375%	3/17/19	150	156
Sysco Corp.	1.900%	4/1/19	8,713	8,690
Sysco Corp.	2.600%	10/1/20	5,211	5,241
Sysco Corp.	2.500%	7/15/21	6,624	6,600
Sysco Corp.	2.600%	6/12/22	7,375	7,351
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	11,270	10,707

Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	1,250	1,122
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	3,249	3,102
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	8,600	8,240
Teva Pharmaceutical Finance Netherlands III
BV	1.700%	7/19/19	27,174	26,249
Teva Pharmaceutical Finance Netherlands III
BV	2.200%	7/21/21	40,749	37,262
The Kroger Co.	6.800%	12/15/18	1,885	1,968
The Kroger Co.	2.000%	1/15/19	10,275	10,259
The Kroger Co.	2.300%	1/15/19	9,106	9,100
The Kroger Co.	1.500%	9/30/19	6,819	6,721
The Kroger Co.	6.150%	1/15/20	6,877	7,400
The Kroger Co.	3.300%	1/15/21	15,156	15,491
The Kroger Co.	2.600%	2/1/21	7,605	7,610
The Kroger Co.	2.950%	11/1/21	3,700	3,735
The Kroger Co.	3.400%	4/15/22	5,950	6,101
The Kroger Co.	2.800%	8/1/22	900	898
Thermo Fisher Scientific Inc.	2.150%	12/14/18	7,150	7,145
Thermo Fisher Scientific Inc.	2.400%	2/1/19	15,825	15,863
Thermo Fisher Scientific Inc.	4.700%	5/1/20	1,275	1,341
Thermo Fisher Scientific Inc.	4.500%	3/1/21	13,632	14,434
Thermo Fisher Scientific Inc.	3.600%	8/15/21	9,895	10,218
Thermo Fisher Scientific Inc.	3.300%	2/15/22	13,345	13,625
Tupperware Brands Corp.	4.750%	6/1/21	6,300	6,647
Tyson Foods Inc.	2.650%	8/15/19	14,587	14,671
Tyson Foods Inc.	2.250%	8/23/21	7,190	7,090
Tyson Foods Inc.	4.500%	6/15/22	15,120	16,189
Unilever Capital Corp.	4.800%	2/15/19	6,292	6,497
Unilever Capital Corp.	2.200%	3/6/19	9,990	10,016
Unilever Capital Corp.	1.800%	5/5/20	4,750	4,711
Unilever Capital Corp.	2.100%	7/30/20	8,380	8,363
Unilever Capital Corp.	4.250%	2/10/21	10,963	11,599
Unilever Capital Corp.	1.375%	7/28/21	5,190	5,015
Unilever Capital Corp.	2.200%	5/5/22	11,050	10,937
Whirlpool Corp.	2.400%	3/1/19	2,645	2,651
Whirlpool Corp.	4.850%	6/15/21	4,223	4,524
Whirlpool Corp.	4.700%	6/1/22	3,625	3,875
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	4,025	4,189
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	28,707	28,740
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	2,400	2,433
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	12,593	12,625
Zoetis Inc.	3.450%	11/13/20	7,291	7,476

Energy (7.1%)
Anadarko Petroleum Corp.	8.700%	3/15/19	4,095	4,411
Anadarko Petroleum Corp.	6.950%	6/15/19	950	1,011
Anadarko Petroleum Corp.	4.850%	3/15/21	20,855	22,081
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	3.500%	12/1/22	1,800	1,800
Apache Corp.	3.625%	2/1/21	10,150	10,409
Apache Corp.	3.250%	4/15/22	9,105	9,136
Baker Hughes a GE Co. LLC	3.200%	8/15/21	7,983	8,166
Boardwalk Pipelines LP	5.750%	9/15/19	3,605	3,770
BP Capital Markets plc	4.750%	3/10/19	10,565	10,924
BP Capital Markets plc	1.676%	5/3/19	12,870	12,800
BP Capital Markets plc	2.237%	5/10/19	18,816	18,865
BP Capital Markets plc	1.768%	9/19/19	8,700	8,645

BP Capital Markets plc	2.521%	1/15/20	18,541	18,702
BP Capital Markets plc	2.315%	2/13/20	21,277	21,303
BP Capital Markets plc	4.500%	10/1/20	19,749	20,965
BP Capital Markets plc	4.742%	3/11/21	12,643	13,574
BP Capital Markets plc	2.112%	9/16/21	18,589	18,286
BP Capital Markets plc	3.561%	11/1/21	15,781	16,427
BP Capital Markets plc	3.062%	3/17/22	7,904	8,030
BP Capital Markets plc	3.245%	5/6/22	28,886	29,677
BP Capital Markets plc	2.520%	9/19/22	9,100	9,057
BP Capital Markets plc	2.500%	11/6/22	13,025	12,920
Buckeye Partners LP	4.875%	2/1/21	9,433	9,905
Canadian Natural Resources Ltd.	3.450%	11/15/21	5,555	5,700
Cenovus Energy Inc.	5.700%	10/15/19	22,275	23,438
Cenovus Energy Inc.	3.000%	8/15/22	6,200	6,060
Chevron Corp.	1.686%	2/28/19	7,250	7,226
Chevron Corp.	4.950%	3/3/19	20,143	20,848
Chevron Corp.	1.561%	5/16/19	15,650	15,546
Chevron Corp.	2.193%	11/15/19	8,120	8,140
Chevron Corp.	1.961%	3/3/20	27,881	27,798
Chevron Corp.	1.991%	3/3/20	6,761	6,757
Chevron Corp.	2.427%	6/24/20	12,025	12,084
Chevron Corp.	2.419%	11/17/20	15,512	15,596
Chevron Corp.	2.100%	5/16/21	24,638	24,422
Chevron Corp.	2.411%	3/3/22	16,825	16,795
Chevron Corp.	2.498%	3/3/22	5,905	5,896
Columbia Pipeline Group Inc.	3.300%	6/1/20	8,620	8,755
ConocoPhillips Co.	2.200%	5/15/20	11,768	11,755
ConocoPhillips Co.	4.200%	3/15/21	15,136	15,958
ConocoPhillips Co.	2.875%	11/15/21	8,585	8,690
Devon Energy Corp.	4.000%	7/15/21	6,663	6,932
Devon Energy Corp.	3.250%	5/15/22	16,445	16,659
Dominion Energy Gas Holdings LLC	2.500%	12/15/19	10,300	10,270
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	9,750	9,831
Enable Midstream Partners LP	2.400%	5/15/19	5,331	5,305
Enbridge Energy Partners LP	9.875%	3/1/19	4,325	4,702
Enbridge Energy Partners LP	5.200%	3/15/20	7,942	8,355
Enbridge Energy Partners LP	4.375%	10/15/20	7,870	8,229
Enbridge Energy Partners LP	4.200%	9/15/21	7,869	8,205
Enbridge Inc.	2.900%	7/15/22	8,450	8,422
Encana Corp.	6.500%	5/15/19	5,480	5,773
Encana Corp.	3.900%	11/15/21	7,264	7,479
Energy Transfer LP	9.700%	3/15/19	2,900	3,158
Energy Transfer LP	9.000%	4/15/19	2,646	2,869
Energy Transfer LP	4.150%	10/1/20	14,355	14,879
Energy Transfer LP	4.650%	6/1/21	17,249	18,089
Energy Transfer LP	5.200%	2/1/22	10,602	11,316
EnLink Midstream Partners LP	2.700%	4/1/19	5,370	5,355
Enterprise Products Operating LLC	6.500%	1/31/19	11,842	12,387
Enterprise Products Operating LLC	2.550%	10/15/19	14,735	14,786
Enterprise Products Operating LLC	5.250%	1/31/20	7,482	7,898
Enterprise Products Operating LLC	5.200%	9/1/20	10,875	11,616
Enterprise Products Operating LLC	2.850%	4/15/21	9,142	9,192
Enterprise Products Operating LLC	4.050%	2/15/22	7,068	7,391
1 Enterprise Products Operating LLC	4.875%	8/16/77	3,500	3,491
EOG Resources Inc.	5.625%	6/1/19	17,483	18,338
EOG Resources Inc.	2.450%	4/1/20	6,505	6,520
EOG Resources Inc.	4.400%	6/1/20	7,750	8,064

EOG Resources Inc.	4.100%	2/1/21	6,225	6,507
EQT Corp.	8.125%	6/1/19	5,975	6,466
EQT Corp.	2.500%	10/1/20	7,500	7,458
EQT Corp.	4.875%	11/15/21	11,072	11,790
EQT Corp.	3.000%	10/1/22	10,500	10,395
Exxon Mobil Corp.	1.708%	3/1/19	13,720	13,686
Exxon Mobil Corp.	1.819%	3/15/19	24,190	24,170
Exxon Mobil Corp.	1.912%	3/6/20	26,725	26,581
Exxon Mobil Corp.	2.222%	3/1/21	35,731	35,748
Exxon Mobil Corp.	2.397%	3/6/22	15,278	15,267
Halliburton Co.	3.250%	11/15/21	4,447	4,540
Hess Corp.	8.125%	2/15/19	1,300	1,383
Husky Energy Inc.	6.150%	6/15/19	1,535	1,617
Husky Energy Inc.	7.250%	12/15/19	9,020	9,848
Husky Energy Inc.	3.950%	4/15/22	7,884	8,177
Kinder Morgan Energy Partners LP	2.650%	2/1/19	11,248	11,259
Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,260	5,646
Kinder Morgan Energy Partners LP	6.850%	2/15/20	6,550	7,128
Kinder Morgan Energy Partners LP	6.500%	4/1/20	8,270	8,968
Kinder Morgan Energy Partners LP	5.300%	9/15/20	5,855	6,239
Kinder Morgan Energy Partners LP	3.500%	3/1/21	12,951	13,231
Kinder Morgan Energy Partners LP	5.800%	3/1/21	5,000	5,438
Kinder Morgan Energy Partners LP	5.000%	10/1/21	12,925	13,806
Kinder Morgan Energy Partners LP	4.150%	3/1/22	3,400	3,532
Kinder Morgan Energy Partners LP	3.950%	9/1/22	11,201	11,589
Kinder Morgan Inc.	3.050%	12/1/19	25,570	25,797
Kinder Morgan Inc.	6.500%	9/15/20	3,878	4,220
Magellan Midstream Partners LP	6.550%	7/15/19	6,476	6,895
Magellan Midstream Partners LP	4.250%	2/1/21	4,056	4,243
Marathon Oil Corp.	2.700%	6/1/20	9,660	9,637
Marathon Oil Corp.	2.800%	11/1/22	15,869	15,664
Marathon Petroleum Corp.	2.700%	12/14/18	7,650	7,687
Marathon Petroleum Corp.	3.400%	12/15/20	14,350	14,646
Marathon Petroleum Corp.	5.125%	3/1/21	11,004	11,803
Nabors Industries Inc.	6.150%	2/15/18	7,224	7,262
Nabors Industries Inc.	9.250%	1/15/19	1,550	1,641
National Fuel Gas Co.	4.900%	12/1/21	5,250	5,544
Noble Energy Inc.	5.625%	5/1/21	1,752	1,778
Noble Energy Inc.	4.150%	12/15/21	13,811	14,448
Occidental Petroleum Corp.	4.100%	2/1/21	14,548	15,283
Occidental Petroleum Corp.	3.125%	2/15/22	10,442	10,673
Occidental Petroleum Corp.	2.600%	4/15/22	10,220	10,264
ONEOK Inc.	4.250%	2/1/22	10,000	10,324
ONEOK Partners LP	8.625%	3/1/19	6,175	6,621
ONEOK Partners LP	3.375%	10/1/22	14,915	15,033
Petro-Canada	9.250%	10/15/21	2,795	3,433
Phillips 66	4.300%	4/1/22	27,915	29,555
Phillips 66 Partners LP	2.646%	2/15/20	4,075	4,074
Pioneer Natural Resources Co.	7.500%	1/15/20	5,200	5,727
Pioneer Natural Resources Co.	3.450%	1/15/21	7,375	7,562
Pioneer Natural Resources Co.	3.950%	7/15/22	8,801	9,179
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	8,165	8,829
Plains All American Pipeline LP / PAA
Finance Corp.	2.600%	12/15/19	2,500	2,490
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	9,652	10,202

Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	7,359	7,736
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	8,905	8,941
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.750%	9/1/20	8,018	8,659
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	15,476	16,985
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	6,700	7,177
Repsol Oil & Gas Canada Inc.	3.750%	2/1/21	5,045	5,039
Sabine Pass Liquefaction LLC	5.625%	2/1/21	33,735	36,282
Sabine Pass Liquefaction LLC	6.250%	3/15/22	12,915	14,449
Shell International Finance BV	1.375%	5/10/19	9,448	9,362
Shell International Finance BV	1.375%	9/12/19	20,240	20,003
Shell International Finance BV	4.300%	9/22/19	23,422	24,301
Shell International Finance BV	4.375%	3/25/20	16,185	16,985
Shell International Finance BV	2.125%	5/11/20	32,229	32,212
Shell International Finance BV	2.250%	11/10/20	16,890	16,896
Shell International Finance BV	1.875%	5/10/21	32,633	32,159
Shell International Finance BV	1.750%	9/12/21	12,000	11,734
Shell International Finance BV	2.375%	8/21/22	14,562	14,445
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	3,120	3,277
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	12,766	13,312
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	2,600	2,741
TC Pipelines LP	4.650%	6/15/21	2,608	2,724
Total Capital International SA	2.125%	1/10/19	14,324	14,343
Total Capital International SA	2.100%	6/19/19	21,395	21,450
Total Capital International SA	2.750%	6/19/21	10,756	10,932
Total Capital International SA	2.875%	2/17/22	11,530	11,726
Total Capital SA	4.450%	6/24/20	19,680	20,792
Total Capital SA	4.125%	1/28/21	9,010	9,519
Total Capital SA	4.250%	12/15/21	1,950	2,087
TransCanada PipeLines Ltd.	3.125%	1/15/19	6,449	6,521
TransCanada PipeLines Ltd.	7.125%	1/15/19	3,957	4,170
TransCanada PipeLines Ltd.	2.125%	11/15/19	4,000	3,994
TransCanada PipeLines Ltd.	3.800%	10/1/20	15,475	16,068
TransCanada PipeLines Ltd.	2.500%	8/1/22	24,560	24,329
Valero Energy Corp.	9.375%	3/15/19	8,849	9,622
Valero Energy Corp.	6.125%	2/1/20	9,696	10,434
Western Gas Partners LP	5.375%	6/1/21	5,002	5,315
Western Gas Partners LP	4.000%	7/1/22	14,806	15,131
Williams Partners LP	5.250%	3/15/20	22,459	23,825
Williams Partners LP	4.125%	11/15/20	7,212	7,477
Williams Partners LP	4.000%	11/15/21	7,600	7,876
Williams Partners LP	3.600%	3/15/22	13,751	14,060
Williams Partners LP	3.350%	8/15/22	16,410	16,634
XTO Energy Inc.	6.500%	12/15/18	3,485	3,644

Other Industrial (0.1%)
Cintas Corp. No 2	4.300%	6/1/21	2,015	2,128
Cintas Corp. No 2	2.900%	4/1/22	5,750	5,788
Cintas Corp. No 2	3.250%	6/1/22	3,225	3,296
Fluor Corp.	3.375%	9/15/21	5,000	5,125
Yale University Connecticut GO	2.086%	4/15/19	1,400	1,404

Technology (8.6%)
Adobe Systems Inc.	4.750%	2/1/20	15,130	15,933
Alphabet Inc.	3.625%	5/19/21	10,055	10,521
Amphenol Corp.	2.550%	1/30/19	11,003	11,038
Amphenol Corp.	2.200%	4/1/20	10,178	10,119
Amphenol Corp.	3.125%	9/15/21	470	478
Amphenol Corp.	4.000%	2/1/22	4,560	4,778
Analog Devices Inc.	2.500%	12/5/21	8,375	8,310
Apple Inc.	1.550%	2/8/19	8,560	8,525
Apple Inc.	1.700%	2/22/19	10,269	10,246
Apple Inc.	2.100%	5/6/19	27,671	27,733
Apple Inc.	1.100%	8/2/19	16,555	16,323
Apple Inc.	1.500%	9/12/19	6,800	6,746
Apple Inc.	1.800%	11/13/19	10,000	9,973
Apple Inc.	1.550%	2/7/20	21,497	21,261
Apple Inc.	1.900%	2/7/20	14,676	14,624
Apple Inc.	2.000%	5/6/20	21,975	21,904
Apple Inc.	1.800%	5/11/20	17,300	17,158
Apple Inc.	2.000%	11/13/20	7,000	6,967
Apple Inc.	2.250%	2/23/21	41,464	41,379
Apple Inc.	2.850%	5/6/21	38,325	38,944
Apple Inc.	1.550%	8/4/21	15,562	15,113
Apple Inc.	2.150%	2/9/22	23,654	23,405
Apple Inc.	2.500%	2/9/22	21,360	21,414
Apple Inc.	2.300%	5/11/22	19,275	19,157
Apple Inc.	2.700%	5/13/22	18,461	18,618
Apple Inc.	2.100%	9/12/22	6,000	5,888
Applied Materials Inc.	2.625%	10/1/20	6,875	6,949
Applied Materials Inc.	4.300%	6/15/21	10,230	10,886
Arrow Electronics Inc.	3.500%	4/1/22	4,706	4,754
Autodesk Inc.	3.125%	6/15/20	5,000	5,072
Avnet Inc.	5.875%	6/15/20	2,339	2,493
Avnet Inc.	3.750%	12/1/21	5,175	5,272
Baidu Inc.	2.750%	6/9/19	12,816	12,827
Baidu Inc.	3.000%	6/30/20	6,550	6,599
Baidu Inc.	2.875%	7/6/22	16,375	16,263
Baidu Inc.	3.500%	11/28/22	10,199	10,387
2 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.375%	1/15/20	39,790	39,455
2 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.200%	1/15/21	10,750	10,472
2 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.000%	1/15/22	50,867	50,272
Broadridge Financial Solutions Inc.	3.950%	9/1/20	2,800	2,899
CA Inc.	5.375%	12/1/19	9,525	10,020
CA Inc.	3.600%	8/1/20	5,669	5,771
CA Inc.	3.600%	8/15/22	7,000	7,058
Cisco Systems Inc.	4.950%	2/15/19	30,221	31,288
Cisco Systems Inc.	1.600%	2/28/19	14,846	14,792
Cisco Systems Inc.	2.125%	3/1/19	28,697	28,751
Cisco Systems Inc.	1.400%	9/20/19	11,258	11,141
Cisco Systems Inc.	4.450%	1/15/20	35,379	37,083
Cisco Systems Inc.	2.450%	6/15/20	25,075	25,279
Cisco Systems Inc.	2.200%	2/28/21	30,587	30,477
Cisco Systems Inc.	2.900%	3/4/21	8,850	9,019
Cisco Systems Inc.	1.850%	9/20/21	29,445	28,907
Cisco Systems Inc.	3.000%	6/15/22	2,500	2,553

Corning Inc.	6.625%	5/15/19	3,155	3,347
Corning Inc.	4.250%	8/15/20	2,000	2,090
Corning Inc.	2.900%	5/15/22	4,150	4,154
2 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	3.480%	6/1/19	52,592	53,257
2 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	4.420%	6/15/21	65,851	68,746
DXC Technology Co.	2.875%	3/27/20	8,450	8,512
DXC Technology Co.	4.450%	9/18/22	2,250	2,359
Equifax Inc.	2.300%	6/1/21	5,475	5,311
Fidelity National Information Services Inc.	3.625%	10/15/20	15,392	15,843
Fidelity National Information Services Inc.	2.250%	8/15/21	14,700	14,471
Fidelity National Information Services Inc.	4.500%	10/15/22	3,476	3,717
Fiserv Inc.	2.700%	6/1/20	11,970	12,112
Fiserv Inc.	4.625%	10/1/20	5,454	5,764
Fiserv Inc.	4.750%	6/15/21	615	656
Fiserv Inc.	3.500%	10/1/22	9,614	9,887
Flex Ltd.	4.625%	2/15/20	5,200	5,392
Hewlett Packard Enterprise Co.	3.600%	10/15/20	42,681	43,723
Hewlett Packard Enterprise Co.	4.400%	10/15/22	18,192	19,104
HP Inc.	3.750%	12/1/20	1,655	1,701
HP Inc.	4.300%	6/1/21	15,296	16,062
HP Inc.	4.375%	9/15/21	18,449	19,466
HP Inc.	4.650%	12/9/21	28,196	30,079
HP Inc.	4.050%	9/15/22	3,375	3,517
IBM Credit LLC	1.625%	9/6/19	11,100	11,032
IBM Credit LLC	1.800%	1/20/21	8,500	8,371
IBM Credit LLC	2.200%	9/8/22	7,250	7,100
Intel Corp.	1.850%	5/11/20	14,075	13,983
Intel Corp.	2.450%	7/29/20	24,412	24,601
Intel Corp.	1.700%	5/19/21	10,498	10,295
Intel Corp.	3.300%	10/1/21	18,230	18,876
Intel Corp.	2.350%	5/11/22	10,850	10,779
Intel Corp.	3.100%	7/29/22	12,118	12,379
International Business Machines Corp.	1.950%	2/12/19	11,930	11,944
International Business Machines Corp.	1.875%	5/15/19	6,260	6,254
International Business Machines Corp.	1.800%	5/17/19	16,700	16,659
International Business Machines Corp.	8.375%	11/1/19	4,206	4,698
International Business Machines Corp.	1.900%	1/27/20	11,950	11,898
International Business Machines Corp.	1.625%	5/15/20	22,058	21,795
International Business Machines Corp.	2.250%	2/19/21	11,907	11,879
International Business Machines Corp.	2.900%	11/1/21	7,905	8,059
International Business Machines Corp.	2.500%	1/27/22	14,015	14,028
International Business Machines Corp.	1.875%	8/1/22	11,866	11,498
International Business Machines Corp.	2.875%	11/9/22	9,125	9,225
Jabil Inc.	5.625%	12/15/20	3,500	3,751
Jabil Inc.	4.700%	9/15/22	4,550	4,799
Juniper Networks Inc.	3.125%	2/26/19	2,845	2,866
Juniper Networks Inc.	3.300%	6/15/20	2,450	2,485
Juniper Networks Inc.	4.600%	3/15/21	2,155	2,265
Keysight Technologies Inc.	3.300%	10/30/19	3,800	3,836
KLA-Tencor Corp.	3.375%	11/1/19	1,200	1,225
KLA-Tencor Corp.	4.125%	11/1/21	6,655	6,953
Lam Research Corp.	2.750%	3/15/20	5,630	5,677
Lam Research Corp.	2.800%	6/15/21	11,850	11,931
Microsoft Corp.	1.625%	12/6/18	5,802	5,792
Microsoft Corp.	4.200%	6/1/19	16,615	17,169

Microsoft Corp.	1.100%	8/8/19	34,640	34,184
Microsoft Corp.	1.850%	2/6/20	21,020	20,954
Microsoft Corp.	1.850%	2/12/20	21,185	21,091
Microsoft Corp.	3.000%	10/1/20	18,331	18,797
Microsoft Corp.	2.000%	11/3/20	41,091	40,978
Microsoft Corp.	4.000%	2/8/21	753	793
Microsoft Corp.	1.550%	8/8/21	40,224	39,171
Microsoft Corp.	2.400%	2/6/22	22,900	22,958
Microsoft Corp.	2.375%	2/12/22	21,320	21,302
Microsoft Corp.	2.650%	11/3/22	14,501	14,624
Microsoft Corp.	2.125%	11/15/22	8,259	8,132
Motorola Solutions Inc.	3.500%	9/1/21	4,600	4,698
Motorola Solutions Inc.	3.750%	5/15/22	10,903	11,084
NetApp Inc.	2.000%	9/27/19	6,950	6,900
NetApp Inc.	3.375%	6/15/21	5,925	6,038
NVIDIA Corp.	2.200%	9/16/21	13,500	13,371
Oracle Corp.	2.375%	1/15/19	21,944	22,070
Oracle Corp.	5.000%	7/8/19	26,179	27,413
Oracle Corp.	2.250%	10/8/19	28,359	28,486
Oracle Corp.	3.875%	7/15/20	13,828	14,450
Oracle Corp.	2.800%	7/8/21	21,453	21,839
Oracle Corp.	1.900%	9/15/21	56,804	55,953
Oracle Corp.	2.500%	5/15/22	32,042	32,101
Oracle Corp.	2.500%	10/15/22	32,874	32,820
Pitney Bowes Inc.	6.250%	3/15/19	780	807
Pitney Bowes Inc.	3.625%	10/1/21	9,640	9,053
Pitney Bowes Inc.	4.125%	5/15/22	6,351	5,870
QUALCOMM Inc.	1.850%	5/20/19	16,425	16,338
QUALCOMM Inc.	2.100%	5/20/20	23,980	23,782
QUALCOMM Inc.	2.250%	5/20/20	27,510	27,264
QUALCOMM Inc.	3.000%	5/20/22	27,361	27,320
2 Seagate HDD Cayman	4.250%	3/1/22	11,725	11,710
Tech Data Corp.	3.700%	2/15/22	9,855	9,887
Texas Instruments Inc.	1.650%	8/3/19	7,586	7,545
Texas Instruments Inc.	1.750%	5/1/20	3,058	3,030
Texas Instruments Inc.	2.750%	3/12/21	12,050	12,240
Texas Instruments Inc.	1.850%	5/15/22	4,884	4,764
Total System Services Inc.	3.800%	4/1/21	12,694	13,027
Tyco Electronics Group SA	2.375%	12/17/18	3,707	3,715
Tyco Electronics Group SA	2.350%	8/1/19	4,117	4,116
Tyco Electronics Group SA	4.875%	1/15/21	180	192
Tyco Electronics Group SA	3.500%	2/3/22	8,622	8,900
Verisk Analytics Inc.	5.800%	5/1/21	5,089	5,572
Verisk Analytics Inc.	4.125%	9/12/22	5,822	6,075
VMware Inc.	2.300%	8/21/20	20,170	20,029
VMware Inc.	2.950%	8/21/22	20,425	20,242
Xerox Corp.	2.750%	3/15/19	5,636	5,640
Xerox Corp.	5.625%	12/15/19	6,725	7,092
Xerox Corp.	2.800%	5/15/20	3,100	3,083
Xerox Corp.	3.500%	8/20/20	300	303
Xerox Corp.	2.750%	9/1/20	4,865	4,811
Xerox Corp.	4.500%	5/15/21	15,724	16,300
Xerox Corp.	4.070%	3/17/22	3,205	3,224
Xilinx Inc.	2.125%	3/15/19	5,980	5,971
Xilinx Inc.	3.000%	3/15/21	7,416	7,491

Transportation (1.3%)
Burlington Northern Santa Fe LLC	4.700%	10/1/19	12,489	13,049
Burlington Northern Santa Fe LLC	3.450%	9/15/21	6,634	6,883
Burlington Northern Santa Fe LLC	3.050%	3/15/22	9,750	9,976
Burlington Northern Santa Fe LLC	3.050%	9/1/22	10,786	11,027
Canadian National Railway Co.	5.550%	3/1/19	6,823	7,107
Canadian National Railway Co.	2.850%	12/15/21	3,925	3,967
Canadian Pacific Railway Co.	7.250%	5/15/19	5,054	5,407
Canadian Pacific Railway Co.	9.450%	8/1/21	2,250	2,756
1 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	5,122	5,640
1 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	2,385	2,581
1 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	1,817	1,900
CSX Corp.	3.700%	10/30/20	4,212	4,365
CSX Corp.	4.250%	6/1/21	8,365	8,833
1 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	4,455	5,069
1 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	6/17/21	1,685	1,815
1 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	11/23/20	1,253	1,287
1 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	11/7/21	1,322	1,372
Delta Air Lines Inc.	2.875%	3/13/20	5,150	5,185
Delta Air Lines Inc.	2.600%	12/4/20	14,900	14,883
Delta Air Lines Inc.	3.625%	3/15/22	13,900	14,125
FedEx Corp.	8.000%	1/15/19	5,550	5,905
FedEx Corp.	2.300%	2/1/20	9,990	9,993
FedEx Corp.	2.625%	8/1/22	6,550	6,541
JB Hunt Transport Services Inc.	2.400%	3/15/19	2,150	2,150
JB Hunt Transport Services Inc.	3.300%	8/15/22	4,900	4,982
Norfolk Southern Corp.	5.900%	6/15/19	6,915	7,295
Norfolk Southern Corp.	3.250%	12/1/21	10,314	10,568
Norfolk Southern Corp.	3.000%	4/1/22	5,925	5,998
Norfolk Southern Railway Co.	9.750%	6/15/20	1,980	2,330
1 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	1,460	1,575
Ryder System Inc.	2.550%	6/1/19	5,805	5,830
Ryder System Inc.	2.450%	9/3/19	6,670	6,688
Ryder System Inc.	2.650%	3/2/20	6,000	6,026
Ryder System Inc.	2.500%	5/11/20	5,100	5,118
Ryder System Inc.	2.875%	9/1/20	4,896	4,936
Ryder System Inc.	2.250%	9/1/21	4,490	4,427
Ryder System Inc.	3.450%	11/15/21	250	257
Ryder System Inc.	2.800%	3/1/22	8,075	8,063
Ryder System Inc.	2.500%	9/1/22	1,150	1,134
Southwest Airlines Co.	2.750%	11/6/19	4,040	4,074
Southwest Airlines Co.	2.650%	11/5/20	5,609	5,641
Southwest Airlines Co.	2.750%	11/16/22	5,500	5,488
Union Pacific Corp.	2.250%	2/15/19	6,680	6,698
Union Pacific Corp.	2.250%	6/19/20	5,450	5,460
Union Pacific Corp.	4.000%	2/1/21	6,854	7,188
Union Pacific Corp.	4.163%	7/15/22	8,075	8,695
United Parcel Service Inc.	5.125%	4/1/19	20,626	21,445
United Parcel Service Inc.	3.125%	1/15/21	16,091	16,465

United Parcel Service Inc.	2.050%	4/1/21	9,175	9,118
United Parcel Service Inc.	2.350%	5/16/22	11,562	11,477
United Parcel Service Inc.	2.450%	10/1/22	12,744	12,706
United Parcel Service of America Inc.	8.375%	4/1/20	2,400	2,730
				14,468,205
Utilities (4.4%)
Electric (4.1%)
2 AEP Texas Inc.	2.400%	10/1/22	7,675	7,528
Alabama Power Co.	3.375%	10/1/20	745	764
Alabama Power Co.	2.450%	3/30/22	7,925	7,884
Ameren Corp.	2.700%	11/15/20	7,352	7,394
Ameren Illinois Co.	2.700%	9/1/22	6,835	6,860
American Electric Power Co. Inc.	2.150%	11/13/20	5,000	4,975
Appalachian Power Co.	4.600%	3/30/21	4,500	4,770
Arizona Public Service Co.	8.750%	3/1/19	6,402	6,906
Baltimore Gas & Electric Co.	3.500%	11/15/21	5,347	5,541
Berkshire Hathaway Energy Co.	2.400%	2/1/20	5,000	5,018
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	8,000	7,841
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	2,887	2,843
CenterPoint Energy Inc.	2.500%	9/1/22	7,675	7,588
CMS Energy Corp.	8.750%	6/15/19	10,336	11,302
CMS Energy Corp.	6.250%	2/1/20	2,775	2,995
CMS Energy Corp.	5.050%	3/15/22	4,200	4,567
Commonwealth Edison Co.	2.150%	1/15/19	7,375	7,364
Commonwealth Edison Co.	4.000%	8/1/20	2,625	2,729
Commonwealth Edison Co.	3.400%	9/1/21	7,100	7,312
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	5,102	5,346
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	7,450	7,876
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	2,750	2,893
Consolidated Edison Inc.	2.000%	3/15/20	7,284	7,246
Consolidated Edison Inc.	2.000%	5/15/21	10,250	10,073
Constellation Energy Group Inc.	5.150%	12/1/20	9,482	10,121
Consumers Energy Co.	6.125%	3/15/19	6,590	6,918
Consumers Energy Co.	6.700%	9/15/19	275	296
Consumers Energy Co.	5.650%	4/15/20	2,875	3,100
Consumers Energy Co.	2.850%	5/15/22	5,444	5,497
Dominion Energy Inc.	1.875%	1/15/19	6,150	6,125
Dominion Energy Inc.	2.962%	7/1/19	9,875	9,959
Dominion Energy Inc.	1.600%	8/15/19	3,800	3,756
Dominion Energy Inc.	5.200%	8/15/19	6,285	6,574
Dominion Energy Inc.	2.500%	12/1/19	16,351	16,345
Dominion Energy Inc.	2.579%	7/1/20	14,576	14,605
Dominion Energy Inc.	4.450%	3/15/21	8,806	9,325
Dominion Energy Inc.	4.104%	4/1/21	5,350	5,574
Dominion Energy Inc.	2.000%	8/15/21	6,545	6,406
Dominion Energy Inc.	2.750%	1/15/22	4,250	4,244
Dominion Energy Inc.	2.750%	9/15/22	550	546
DTE Electric Co.	3.450%	10/1/20	5,050	5,198
DTE Energy Co.	1.500%	10/1/19	4,930	4,862
DTE Energy Co.	2.400%	12/1/19	7,850	7,850
DTE Energy Co.	3.300%	6/15/22	1,600	1,627
Duke Energy Carolinas LLC	4.300%	6/15/20	3,325	3,494
Duke Energy Carolinas LLC	3.900%	6/15/21	5,625	5,900
Duke Energy Corp.	5.050%	9/15/19	7,920	8,303
Duke Energy Corp.	1.800%	9/1/21	15,150	14,733
Duke Energy Corp.	3.550%	9/15/21	7,650	7,900
Duke Energy Corp.	2.400%	8/15/22	7,700	7,583

Duke Energy Corp.	3.050%	8/15/22	8,918	9,037
Duke Energy Florida LLC	3.100%	8/15/21	2,675	2,732
Duke Energy Indiana LLC	3.750%	7/15/20	4,350	4,505
Duke Energy Ohio Inc.	5.450%	4/1/19	11,179	11,651
Duke Energy Progress Llc	5.300%	1/15/19	17,328	17,947
Duke Energy Progress Llc	3.000%	9/15/21	2,500	2,547
Duke Energy Progress Llc	2.800%	5/15/22	7,350	7,431
Edison International	2.125%	4/15/20	7,100	7,061
Edison International	2.400%	9/15/22	4,900	4,874
Emera US Finance LP	2.150%	6/15/19	6,584	6,563
Emera US Finance LP	2.700%	6/15/21	16,070	16,008
Entergy Arkansas Inc.	3.750%	2/15/21	4,592	4,759
Entergy Corp.	5.125%	9/15/20	3,575	3,778
Entergy Corp.	4.000%	7/15/22	10,024	10,499
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	3,810	3,960
Entergy Texas Inc.	7.125%	2/1/19	6,332	6,671
Eversource Energy	4.500%	11/15/19	4,032	4,192
Eversource Energy	2.750%	3/15/22	8,550	8,562
Exelon Corp.	2.850%	6/15/20	13,625	13,772
Exelon Corp.	2.450%	4/15/21	4,100	4,076
Exelon Corp.	3.497%	6/1/22	10,895	11,151
Exelon Generation Co. LLC	5.200%	10/1/19	9,440	9,909
Exelon Generation Co. LLC	2.950%	1/15/20	20,146	20,366
Exelon Generation Co. LLC	4.000%	10/1/20	9,551	9,903
Exelon Generation Co. LLC	3.400%	3/15/22	5,800	5,907
Exelon Generation Co. LLC	4.250%	6/15/22	7,264	7,663
FirstEnergy Corp.	2.850%	7/15/22	9,125	9,021
Fortis Inc.	2.100%	10/4/21	13,648	13,334
Georgia Power Co.	1.950%	12/1/18	14,493	14,470
Georgia Power Co.	4.250%	12/1/19	6,745	7,030
Georgia Power Co.	2.000%	3/30/20	8,380	8,354
Georgia Power Co.	2.000%	9/8/20	2,500	2,486
Georgia Power Co.	2.400%	4/1/21	5,058	5,038
Georgia Power Co.	2.850%	5/15/22	3,800	3,816
Great Plains Energy Inc.	4.850%	6/1/21	4,630	4,891
Indiana Michigan Power Co.	7.000%	3/15/19	5,367	5,674
2 ITC Holdings Corp.	2.700%	11/15/22	4,025	4,011
Kansas City Power & Light Co.	7.150%	4/1/19	5,488	5,829
Kentucky Utilities Co.	3.250%	11/1/20	3,925	4,011
LG&E & KU Energy LLC	3.750%	11/15/20	6,200	6,398
LG&E & KU Energy LLC	4.375%	10/1/21	1,575	1,654
Metropolitan Edison Co.	7.700%	1/15/19	2,017	2,130
MidAmerican Energy Co.	2.400%	3/15/19	6,333	6,363
National Rural Utilities Cooperative Finance
Corp.	2.150%	2/1/19	6,650	6,655
National Rural Utilities Cooperative Finance
Corp.	1.650%	2/8/19	5,847	5,820
National Rural Utilities Cooperative Finance
Corp.	1.500%	11/1/19	8,865	8,765
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	3,100	3,112
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	9,650	9,608
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	3,585	3,591
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	2,115	2,116

National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	6,982	7,121
National Rural Utilities Cooperative Finance
Corp.	2.400%	4/25/22	6,930	6,886
Nevada Power Co.	7.125%	3/15/19	12,217	12,962
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	10,835	11,336
NextEra Energy Capital Holdings Inc.	2.300%	4/1/19	8,790	8,799
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	7,070	7,085
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	5,289	5,320
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	3,315	3,514
4 NextEra Energy Capital Holdings Inc.	4.664%	9/1/67	1,005	1,005
Northern States Power Co.	2.200%	8/15/20	3,200	3,199
Northern States Power Co.	2.150%	8/15/22	2,875	2,824
NV Energy Inc.	6.250%	11/15/20	2,750	3,023
Oglethorpe Power Corp.	6.100%	3/15/19	1,915	1,998
Ohio Power Co.	5.375%	10/1/21	5,512	6,094
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	2,599	2,592
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	4,628	4,887
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	9,161	10,864
Pacific Gas & Electric Co.	3.500%	10/1/20	9,159	9,405
Pacific Gas & Electric Co.	4.250%	5/15/21	3,362	3,535
Pacific Gas & Electric Co.	2.450%	8/15/22	6,235	6,116
PacifiCorp	5.500%	1/15/19	4,748	4,919
PacifiCorp	3.850%	6/15/21	4,502	4,705
PacifiCorp	2.950%	2/1/22	6,387	6,483
PECO Energy Co.	1.700%	9/15/21	4,225	4,104
PECO Energy Co.	2.375%	9/15/22	1,875	1,861
Pennsylvania Electric Co.	5.200%	4/1/20	3,725	3,933
PG&E Corp.	2.400%	3/1/19	5,208	5,207
Pinnacle West Capital Corp.	2.250%	11/30/20	3,125	3,116
Portland General Electric Co.	6.100%	4/15/19	2,510	2,635
PPL Capital Funding Inc.	4.200%	6/15/22	7,855	8,294
PPL Electric Utilities Corp.	3.000%	9/15/21	4,300	4,376
Progress Energy Inc.	7.050%	3/15/19	1,485	1,572
Progress Energy Inc.	4.875%	12/1/19	4,856	5,091
Progress Energy Inc.	4.400%	1/15/21	4,475	4,689
Progress Energy Inc.	3.150%	4/1/22	8,252	8,333
PSEG Power LLC	5.125%	4/15/20	4,280	4,518
PSEG Power LLC	3.000%	6/15/21	6,425	6,482
Public Service Co. of Colorado	5.125%	6/1/19	5,000	5,211
Public Service Co. of Colorado	3.200%	11/15/20	3,175	3,241
Public Service Co. of Colorado	2.250%	9/15/22	5,835	5,753
Public Service Co. of Oklahoma	5.150%	12/1/19	1,372	1,437
Public Service Electric & Gas Co.	1.900%	3/15/21	8,350	8,228
Public Service Enterprise Group Inc.	1.600%	11/15/19	7,200	7,091
Public Service Enterprise Group Inc.	2.000%	11/15/21	1,100	1,066
Public Service Enterprise Group Inc.	2.650%	11/15/22	8,450	8,393
Puget Energy Inc.	6.500%	12/15/20	6,175	6,850
Puget Energy Inc.	6.000%	9/1/21	6,326	7,015
Puget Energy Inc.	5.625%	7/15/22	7,725	8,515
San Diego Gas & Electric Co.	3.000%	8/15/21	3,431	3,511
SCANA Corp.	4.750%	5/15/21	4,850	4,997
Southern California Edison Co.	3.875%	6/1/21	5,600	5,878
1 Southern California Edison Co.	1.845%	2/1/22	1,784	1,767
Southern California Edison Co.	2.400%	2/1/22	850	846
Southern Co.	1.850%	7/1/19	10,900	10,840
Southern Co.	2.150%	9/1/19	5,875	5,858

Southern Co.	2.750%	6/15/20	9,796	9,859
Southern Co.	2.350%	7/1/21	17,866	17,645
1 Southern Co.	5.500%	3/15/57	5,925	6,258
Southern Power Co.	1.950%	12/15/19	8,400	8,334
Southern Power Co.	2.375%	6/1/20	2,460	2,453
Southern Power Co.	2.500%	12/15/21	5,450	5,383
Southwestern Electric Power Co.	6.450%	1/15/19	4,630	4,837
Tampa Electric Co.	5.400%	5/15/21	2,225	2,417
TECO Finance Inc.	5.150%	3/15/20	3,855	4,065
TransAlta Corp.	4.500%	11/15/22	6,594	6,757
UIL Holdings Corp.	4.625%	10/1/20	1,220	1,284
Union Electric Co.	6.700%	2/1/19	5,475	5,754
Virginia Electric & Power Co.	5.000%	6/30/19	1,419	1,481
Virginia Electric & Power Co.	2.950%	1/15/22	4,450	4,525
Virginia Electric & Power Co.	3.450%	9/1/22	4,765	4,928
WEC Energy Group Inc.	2.450%	6/15/20	3,633	3,640
Wisconsin Electric Power Co.	2.950%	9/15/21	2,870	2,917
Wisconsin Public Service Corp.	1.650%	12/4/18	3,145	3,134
Xcel Energy Inc.	4.700%	5/15/20	6,315	6,608
Xcel Energy Inc.	2.400%	3/15/21	12,995	12,944
Xcel Energy Inc.	2.600%	3/15/22	3,700	3,702

Natural Gas (0.3%)
Atmos Energy Corp.	8.500%	3/15/19	2,787	3,006
CenterPoint Energy Resources Corp.	4.500%	1/15/21	5,251	5,502
NiSource Finance Corp.	6.800%	1/15/19	503	528
NiSource Finance Corp.	5.450%	9/15/20	4,425	4,760
NiSource Finance Corp.	2.650%	11/17/22	5,000	4,971
ONE Gas Inc.	2.070%	2/1/19	4,085	4,074
Sempra Energy	9.800%	2/15/19	2,596	2,826
Sempra Energy	1.625%	10/7/19	13,718	13,559
Sempra Energy	2.400%	3/15/20	9,039	9,023
Sempra Energy	2.850%	11/15/20	5,572	5,632
Sempra Energy	2.875%	10/1/22	4,743	4,743
Sempra Energy	4.050%	12/1/23	300	314
Southern Co. Gas Capital Corp.	5.250%	8/15/19	2,825	2,955
Southern Co. Gas Capital Corp.	3.500%	9/15/21	5,100	5,237

Other Utility (0.0%)
United Utilities plc	5.375%	2/1/19	3,000	3,101
				1,166,693
Total Corporate Bonds (Cost $26,557,253)				26,486,676
Taxable Municipal Bonds (0.0%)
Emory University Georgia GO	5.625%	9/1/19	1,980	2,084
Princeton University New Jersey GO	4.950%	3/1/19	4,482	4,643
Stanford University California GO	4.750%	5/1/19	2,800	2,908
Total Taxable Municipal Bonds (Cost $9,725)				9,635
			Shares
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
5 Vanguard Market Liquidity Fund (Cost $65,087)	1.309%		650,807	65,087
Total Investments (99.5%) (Cost $26,693,595)				26,622,893
Other Assets and Liabilities-Net (0.5%)				142,459
Net Assets (100%)				26,765,352

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate value of these securities was $405,556,000, representing 1.5% of net assets.
3 Securities with a value of $3,436,000 have been segregated as initial margin for open futures contracts.
4 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2018	350	40,720	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Short-Term Corporate Bond Index Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	61,495	—
Corporate Bonds	—	26,486,676	—
Taxable Municipal Bonds	—	9,635	—
Temporary Cash Investments	65,087	—	—
Futures Contracts—Assets[1]	1,477	—	—
Futures Contracts—Liabilities[1]	(8)	—	—
Total	66,556	26,557,806	—
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2017, the cost of investment securities for tax purposes was $26,695,196,000. Net unrealized depreciation of investment securities for tax purposes was $72,303,000, consisting of unrealized gains of $43,580,000 on securities that had risen in value since their purchase and $115,883,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Corporate Bond Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.8%)
U.S. Government Securities (0.8%)
	United States Treasury Note/Bond	2.000%	11/30/22	47,905	47,575
	United States Treasury Note/Bond	2.125%	11/30/24	86,556	85,488
	United States Treasury Note/Bond	2.250%	11/15/27	20,340	20,038
Total U.S. Government and Agency Obligations (Cost $153,111)					153,101
Corporate Bonds (98.2%)
Finance (34.6%)
	Banking (23.7%)
	American Express Co.	2.650%	12/2/22	13,672	13,529
	American Express Co.	3.000%	10/30/24	22,600	22,422
	American Express Co.	3.625%	12/5/24	9,482	9,736
	American Express Credit Corp.	3.300%	5/3/27	26,636	26,818
	Associated Banc-Corp	4.250%	1/15/25	500	517
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	6,350	6,663
	Banco Santander SA	3.125%	2/23/23	12,840	12,797
	Banco Santander SA	4.250%	4/11/27	15,720	16,211
	Bank of America Corp.	3.300%	1/11/23	56,446	57,496
	Bank of America Corp.	4.100%	7/24/23	22,099	23,393
	Bank of America Corp.	4.125%	1/22/24	30,107	31,872
	Bank of America Corp.	4.000%	4/1/24	30,495	32,062
	Bank of America Corp.	4.200%	8/26/24	37,485	39,276
	Bank of America Corp.	4.000%	1/22/25	30,883	31,891
	Bank of America Corp.	3.950%	4/21/25	34,832	35,755
	Bank of America Corp.	3.875%	8/1/25	39,564	41,313
1	Bank of America Corp.	3.093%	10/1/25	23,225	23,002
	Bank of America Corp.	4.450%	3/3/26	32,592	34,412
	Bank of America Corp.	3.500%	4/19/26	36,917	37,510
	Bank of America Corp.	6.220%	9/15/26	400	467
	Bank of America Corp.	4.250%	10/22/26	21,650	22,596
	Bank of America Corp.	3.248%	10/21/27	34,932	34,522
	Bank of America Corp.	4.183%	11/25/27	9,917	10,296
1	Bank of America Corp.	3.824%	1/20/28	30,175	31,174
1	Bank of America Corp.	3.705%	4/24/28	23,350	23,770
1	Bank of America Corp.	3.593%	7/21/28	31,750	32,122
	Bank of New York Mellon Corp.	2.200%	8/16/23	12,972	12,535
	Bank of New York Mellon Corp.	3.650%	2/4/24	8,851	9,245
	Bank of New York Mellon Corp.	3.400%	5/15/24	5,266	5,446
	Bank of New York Mellon Corp.	3.250%	9/11/24	9,028	9,181
	Bank of New York Mellon Corp.	3.000%	2/24/25	11,094	11,088
	Bank of New York Mellon Corp.	3.950%	11/18/25	4,100	4,345
	Bank of New York Mellon Corp.	2.800%	5/4/26	6,590	6,431
	Bank of New York Mellon Corp.	2.450%	8/17/26	9,890	9,338
	Bank of New York Mellon Corp.	3.250%	5/16/27	12,375	12,416
1	Bank of New York Mellon Corp.	3.442%	2/7/28	11,670	11,875
	Bank of Nova Scotia	4.500%	12/16/25	15,919	16,764
	Bank One Corp.	7.625%	10/15/26	7,020	9,019
	Bank One Corp.	8.000%	4/29/27	8,410	11,095
	Barclays Bank plc	3.750%	5/15/24	1,600	1,649
	Barclays plc	3.684%	1/10/23	27,805	28,307

Barclays plc	4.375%	9/11/24	16,471	16,854
Barclays plc	3.650%	3/16/25	27,682	27,596
Barclays plc	4.375%	1/12/26	28,298	29,326
Barclays plc	5.200%	5/12/26	23,986	25,666
BB&T Corp.	2.850%	10/26/24	15,525	15,425
BNP Paribas SA	3.250%	3/3/23	12,670	12,899
BNP Paribas SA	4.250%	10/15/24	11,568	12,116
BPCE SA	4.000%	4/15/24	20,746	21,904
BPCE SA	3.375%	12/2/26	4,875	4,938
Branch Banking & Trust Co.	3.625%	9/16/25	18,220	18,822
Branch Banking & Trust Co.	3.800%	10/30/26	7,087	7,390
Capital One Bank USA NA	3.375%	2/15/23	23,266	23,498
Capital One Financial Corp.	3.500%	6/15/23	10,232	10,431
Capital One Financial Corp.	3.750%	4/24/24	12,561	12,917
Capital One Financial Corp.	3.300%	10/30/24	17,670	17,579
Capital One Financial Corp.	3.200%	2/5/25	11,295	11,188
Capital One Financial Corp.	4.200%	10/29/25	23,325	23,874
Capital One Financial Corp.	3.750%	7/28/26	14,710	14,593
Capital One Financial Corp.	3.750%	3/9/27	16,047	16,148
Citigroup Inc.	3.375%	3/1/23	2,750	2,778
Citigroup Inc.	3.500%	5/15/23	19,482	19,816
Citigroup Inc.	3.875%	10/25/23	13,384	13,891
Citigroup Inc.	3.750%	6/16/24	12,752	13,171
Citigroup Inc.	4.000%	8/5/24	10,425	10,809
Citigroup Inc.	3.875%	3/26/25	15,358	15,598
Citigroup Inc.	3.300%	4/27/25	15,732	15,805
Citigroup Inc.	4.400%	6/10/25	36,546	38,460
Citigroup Inc.	5.500%	9/13/25	19,319	21,734
Citigroup Inc.	3.700%	1/12/26	27,351	28,028
Citigroup Inc.	4.600%	3/9/26	21,769	23,074
Citigroup Inc.	3.400%	5/1/26	21,203	21,235
Citigroup Inc.	3.200%	10/21/26	43,127	42,312
Citigroup Inc.	4.300%	11/20/26	13,782	14,292
Citigroup Inc.	4.450%	9/29/27	30,529	32,068
1 Citigroup Inc.	3.887%	1/10/28	32,050	32,811
1 Citigroup Inc.	3.668%	7/24/28	33,400	33,749
1 Citigroup Inc.	3.520%	10/27/28	27,650	27,487
Citizens Financial Group Inc.	4.300%	12/3/25	8,073	8,392
Comerica Bank	4.000%	7/27/25	3,500	3,612
Comerica Inc.	3.800%	7/22/26	159	160
Compass Bank	3.875%	4/10/25	9,173	9,147
Cooperatieve Rabobank UA	4.625%	12/1/23	30,761	33,002
Cooperatieve Rabobank UA	3.375%	5/21/25	10,120	10,353
Cooperatieve Rabobank UA	4.375%	8/4/25	17,683	18,619
Cooperatieve Rabobank UA	3.750%	7/21/26	19,306	19,449
Credit Suisse AG	3.625%	9/9/24	39,645	41,031
2 Credit Suisse Group AG	3.574%	1/9/23	3,250	3,297
2 Credit Suisse Group AG	4.282%	1/9/28	7,375	7,628
Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	20,130	20,720
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	20,962	21,421
Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	27,595	29,436
Deutsche Bank AG	3.700%	5/30/24	20,890	21,012
Deutsche Bank AG	4.100%	1/13/26	7,260	7,391
Discover Bank	4.200%	8/8/23	17,324	18,249
Discover Bank	4.250%	3/13/26	3,512	3,636
Discover Bank	3.450%	7/27/26	15,560	15,219
Discover Financial Services	3.950%	11/6/24	8,403	8,587

Discover Financial Services	3.750%	3/4/25	9,204	9,268
Discover Financial Services	4.100%	2/9/27	8,231	8,349
Fifth Third Bancorp	4.300%	1/16/24	9,277	9,818
Fifth Third Bank	3.850%	3/15/26	9,870	10,122
FirstMerit Bank NA	4.270%	11/25/26	450	463
FirstMerit Corp.	4.350%	2/4/23	1,600	1,666
Goldman Sachs Group Inc.	3.625%	1/22/23	29,166	29,922
Goldman Sachs Group Inc.	4.000%	3/3/24	39,233	41,022
Goldman Sachs Group Inc.	3.850%	7/8/24	29,647	30,679
Goldman Sachs Group Inc.	3.500%	1/23/25	34,995	35,340
Goldman Sachs Group Inc.	3.750%	5/22/25	27,120	27,726
1 Goldman Sachs Group Inc.	3.272%	9/29/25	32,350	32,032
Goldman Sachs Group Inc.	4.250%	10/21/25	24,475	25,457
Goldman Sachs Group Inc.	3.750%	2/25/26	21,506	21,985
Goldman Sachs Group Inc.	3.500%	11/16/26	38,108	37,996
Goldman Sachs Group Inc.	5.950%	1/15/27	10,937	12,698
Goldman Sachs Group Inc.	3.850%	1/26/27	31,898	32,549
1 Goldman Sachs Group Inc.	3.691%	6/5/28	33,050	33,215
HSBC Holdings plc	5.100%	4/5/21	—	—
HSBC Holdings plc	3.600%	5/25/23	25,996	26,797
HSBC Holdings plc	4.250%	3/14/24	25,531	26,574
HSBC Holdings plc	4.250%	8/18/25	22,319	23,137
HSBC Holdings plc	4.300%	3/8/26	37,955	40,203
HSBC Holdings plc	3.900%	5/25/26	30,034	30,934
HSBC Holdings plc	4.375%	11/23/26	23,378	24,286
1 HSBC Holdings plc	4.041%	3/13/28	30,775	31,881
HSBC USA Inc.	3.500%	6/23/24	8,355	8,557
ING Groep NV	3.950%	3/29/27	19,380	20,180
Intesa Sanpaolo SPA	5.250%	1/12/24	12,737	13,953
JPMorgan Chase & Co.	2.972%	1/15/23	24,350	24,469
JPMorgan Chase & Co.	3.200%	1/25/23	32,335	32,912
JPMorgan Chase & Co.	3.375%	5/1/23	25,864	26,300
JPMorgan Chase & Co.	2.700%	5/18/23	26,249	26,058
JPMorgan Chase & Co.	3.875%	2/1/24	21,361	22,517
JPMorgan Chase & Co.	3.625%	5/13/24	31,758	32,877
JPMorgan Chase & Co.	3.875%	9/10/24	36,157	37,655
JPMorgan Chase & Co.	3.125%	1/23/25	37,845	37,739
1 JPMorgan Chase & Co.	3.220%	3/1/25	17,199	17,262
JPMorgan Chase & Co.	3.900%	7/15/25	34,194	35,708
JPMorgan Chase & Co.	3.300%	4/1/26	40,609	40,700
JPMorgan Chase & Co.	3.200%	6/15/26	27,955	27,731
JPMorgan Chase & Co.	2.950%	10/1/26	29,185	28,303
JPMorgan Chase & Co.	4.125%	12/15/26	21,502	22,402
JPMorgan Chase & Co.	4.250%	10/1/27	17,775	18,650
1 JPMorgan Chase & Co.	3.782%	2/1/28	31,707	32,631
1 JPMorgan Chase & Co.	3.540%	5/1/28	28,225	28,340
KeyBank NA	3.300%	6/1/25	5,345	5,420
KeyBank NA	3.400%	5/20/26	9,586	9,503
Lloyds Banking Group plc	4.500%	11/4/24	12,459	13,009
Lloyds Banking Group plc	4.582%	12/10/25	18,251	19,128
Lloyds Banking Group plc	4.650%	3/24/26	14,471	15,246
Lloyds Banking Group plc	3.750%	1/11/27	23,761	24,093
1 Lloyds Banking Group plc	3.574%	11/7/28	15,000	14,883
Manufacturers & Traders Trust Co.	2.900%	2/6/25	11,150	11,008
Manufacturers & Traders Trust Co.	3.400%	8/17/27	4,250	4,261
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	8,300	8,065
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	29,789	30,769

Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	9,600	9,157
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	16,395	16,779
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	19,730	19,486
Mizuho Financial Group Inc.	2.839%	9/13/26	10,525	10,097
Mizuho Financial Group Inc.	3.663%	2/28/27	3,400	3,454
Mizuho Financial Group Inc.	3.170%	9/11/27	19,060	18,669
Morgan Stanley	3.750%	2/25/23	28,932	29,868
Morgan Stanley	4.100%	5/22/23	25,958	27,036
Morgan Stanley	3.875%	4/29/24	41,963	43,841
Morgan Stanley	3.700%	10/23/24	36,660	37,741
Morgan Stanley	4.000%	7/23/25	38,441	40,088
Morgan Stanley	5.000%	11/24/25	31,446	34,249
Morgan Stanley	3.875%	1/27/26	42,738	44,144
Morgan Stanley	3.125%	7/27/26	35,972	35,107
Morgan Stanley	6.250%	8/9/26	3,210	3,808
Morgan Stanley	4.350%	9/8/26	29,600	30,776
Morgan Stanley	3.625%	1/20/27	36,831	37,277
Morgan Stanley	3.950%	4/23/27	29,845	30,245
1 Morgan Stanley	3.591%	7/22/28	41,030	40,904
MUFG Americas Holdings Corp.	3.000%	2/10/25	3,874	3,805
National Australia Bank Ltd.	3.000%	1/20/23	9,286	9,349
National Australia Bank Ltd.	3.375%	1/14/26	8,275	8,390
National Australia Bank Ltd.	2.500%	7/12/26	15,820	14,994
Northern Trust Corp.	3.950%	10/30/25	10,521	11,084
1 Northern Trust Corp.	3.375%	5/8/32	3,175	3,146
People's United Bank NA	4.000%	7/15/24	1,500	1,523
People's United Financial Inc.	3.650%	12/6/22	2,913	2,979
PNC Bank NA	2.950%	1/30/23	8,115	8,167
PNC Bank NA	3.800%	7/25/23	7,667	8,017
PNC Bank NA	3.300%	10/30/24	6,650	6,789
PNC Bank NA	2.950%	2/23/25	8,446	8,392
PNC Bank NA	3.250%	6/1/25	9,634	9,730
PNC Bank NA	4.200%	11/1/25	6,075	6,511
PNC Bank NA	3.100%	10/25/27	11,000	10,872
PNC Financial Services Group Inc.	3.900%	4/29/24	10,025	10,489
PNC Financial Services Group Inc.	3.150%	5/19/27	12,710	12,557
Royal Bank of Canada	4.650%	1/27/26	21,174	22,780
Royal Bank of Scotland Group plc	3.875%	9/12/23	42,693	43,419
Royal Bank of Scotland Group plc	4.800%	4/5/26	11,505	12,296
Santander Holdings USA Inc.	4.500%	7/17/25	18,488	19,214
2 Santander Holdings USA Inc.	4.400%	7/13/27	9,150	9,309
Santander Issuances SAU	5.179%	11/19/25	15,135	16,257
Santander UK Group Holdings plc	3.571%	1/10/23	10,799	10,942
1 Santander UK Group Holdings plc	3.823%	11/3/28	13,000	12,951
Santander UK plc	4.000%	3/13/24	13,656	14,329
State Street Corp.	3.100%	5/15/23	11,067	11,175
State Street Corp.	3.700%	11/20/23	13,207	13,897
State Street Corp.	3.300%	12/16/24	11,306	11,615
State Street Corp.	3.550%	8/18/25	14,813	15,319
State Street Corp.	2.650%	5/19/26	11,543	11,177
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	1,375	1,376
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	4,600	4,821
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	3,180	3,349
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	10,900	11,140
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,500	2,586
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	19,947	20,525
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	32,980	31,177

Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	26,320	25,502
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	14,980	15,035
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	12,400	12,355
Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	10,975	10,923
SunTrust Bank	2.750%	5/1/23	4,650	4,612
SunTrust Bank	3.300%	5/15/26	9,937	9,801
SVB Financial Group	3.500%	1/29/25	3,125	3,127
Synchrony Financial	4.250%	8/15/24	20,248	21,001
Synchrony Financial	4.500%	7/23/25	14,883	15,462
Synchrony Financial	3.700%	8/4/26	8,074	7,939
Synchrony Financial	3.950%	12/1/27	2,500	2,466
1 Toronto-Dominion Bank	3.625%	9/15/31	19,425	19,190
US Bancorp	3.700%	1/30/24	13,568	14,255
US Bancorp	3.600%	9/11/24	11,890	12,288
US Bancorp	3.100%	4/27/26	10,840	10,707
US Bancorp	2.375%	7/22/26	11,100	10,447
US Bancorp	3.150%	4/27/27	16,678	16,599
US Bank NA	2.800%	1/27/25	14,328	14,182
Wachovia Corp.	6.605%	10/1/25	475	568
Wachovia Corp.	7.574%	8/1/26	1,788	2,274
Wells Fargo & Co.	3.069%	1/24/23	48,227	48,552
Wells Fargo & Co.	3.450%	2/13/23	25,905	26,405
Wells Fargo & Co.	4.125%	8/15/23	20,538	21,613
Wells Fargo & Co.	4.480%	1/16/24	9,210	9,861
Wells Fargo & Co.	3.300%	9/9/24	31,240	31,582
Wells Fargo & Co.	3.000%	2/19/25	28,782	28,434
Wells Fargo & Co.	3.550%	9/29/25	30,422	30,986
Wells Fargo & Co.	3.000%	4/22/26	41,763	40,646
Wells Fargo & Co.	4.100%	6/3/26	36,689	38,135
Wells Fargo & Co.	3.000%	10/23/26	43,446	42,387
Wells Fargo & Co.	4.300%	7/22/27	27,735	29,144
1 Wells Fargo & Co.	3.584%	5/22/28	33,571	33,880
Westpac Banking Corp.	2.850%	5/13/26	17,450	16,978
Westpac Banking Corp.	2.700%	8/19/26	10,594	10,156
Westpac Banking Corp.	3.350%	3/8/27	20,241	20,339
1 Westpac Banking Corp.	4.322%	11/23/31	16,600	16,985

Brokerage (1.4%)
Affiliated Managers Group Inc.	4.250%	2/15/24	5,727	5,961
Affiliated Managers Group Inc.	3.500%	8/1/25	2,191	2,200
Ameriprise Financial Inc.	4.000%	10/15/23	13,412	14,205
Ameriprise Financial Inc.	3.700%	10/15/24	7,975	8,279
Ameriprise Financial Inc.	2.875%	9/15/26	4,980	4,831
Apollo Investment Corp.	5.250%	3/3/25	4,375	4,473
BlackRock Inc.	3.500%	3/18/24	16,705	17,366
BlackRock Inc.	3.200%	3/15/27	8,775	8,867
Brookfield Asset Management Inc.	4.000%	1/15/25	4,643	4,777
Brookfield Finance Inc.	4.250%	6/2/26	4,685	4,831
Brookfield Finance LLC	4.000%	4/1/24	8,445	8,693
CBOE Holdings Inc.	3.650%	1/12/27	7,980	8,175
Charles Schwab Corp.	3.225%	9/1/22	1,500	1,527
Charles Schwab Corp.	3.000%	3/10/25	1,725	1,712
Charles Schwab Corp.	3.450%	2/13/26	4,095	4,175
Charles Schwab Corp.	3.200%	3/2/27	11,608	11,673
CME Group Inc.	3.000%	3/15/25	9,395	9,485
E*TRADE Financial Corp.	3.800%	8/24/27	5,300	5,266
Eaton Vance Corp.	3.625%	6/15/23	2,100	2,162

Eaton Vance Corp.	3.500%	4/6/27	5,045	5,144
Franklin Resources Inc.	2.850%	3/30/25	4,902	4,854
Intercontinental Exchange Inc.	4.000%	10/15/23	9,343	9,907
Intercontinental Exchange Inc.	3.750%	12/1/25	15,310	15,982
Intercontinental Exchange Inc.	3.100%	9/15/27	4,265	4,209
Invesco Finance plc	4.000%	1/30/24	6,332	6,668
Invesco Finance plc	3.750%	1/15/26	7,340	7,542
Janus Capital Group Inc.	4.875%	8/1/25	3,590	3,830
Jefferies Group LLC	5.125%	1/20/23	3,890	4,206
Jefferies Group LLC	4.850%	1/15/27	12,875	13,564
Jefferies Group LLC	6.450%	6/8/27	4,159	4,837
Lazard Group LLC	3.750%	2/13/25	3,635	3,704
Lazard Group LLC	3.625%	3/1/27	5,225	5,179
Legg Mason Inc.	3.950%	7/15/24	1,265	1,290
Legg Mason Inc.	4.750%	3/15/26	4,300	4,538
Leucadia National Corp.	5.500%	10/18/23	9,166	9,709
Nasdaq Inc.	4.250%	6/1/24	3,813	4,025
Nasdaq Inc.	3.850%	6/30/26	8,927	9,152
Raymond James Financial Inc.	3.625%	9/15/26	5,372	5,374
Stifel Financial Corp.	4.250%	7/18/24	5,715	5,844
TD Ameritrade Holding Corp.	3.625%	4/1/25	6,575	6,781
TD Ameritrade Holding Corp.	3.300%	4/1/27	12,400	12,480

Finance Companies (0.4%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	1/15/25	6,300	6,250
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.650%	7/21/27	16,150	15,867
Air Lease Corp.	3.000%	9/15/23	10,522	10,441
Air Lease Corp.	4.250%	9/15/24	6,484	6,820
Air Lease Corp.	3.625%	4/1/27	8,845	8,794
Air Lease Corp.	3.625%	12/1/27	3,000	2,977
Ares Capital Corp.	3.500%	2/10/23	5,990	5,888
GATX Corp.	3.900%	3/30/23	1,775	1,838
GATX Corp.	3.250%	3/30/25	2,650	2,601
GATX Corp.	3.250%	9/15/26	4,060	3,942
GATX Corp.	3.850%	3/30/27	1,550	1,572
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	25,192	25,586

Insurance (4.1%)
Aetna Inc.	2.800%	6/15/23	21,069	20,694
Aetna Inc.	3.500%	11/15/24	8,670	8,804
Aflac Inc.	3.625%	6/15/23	11,305	11,776
Aflac Inc.	3.625%	11/15/24	6,875	7,161
Aflac Inc.	3.250%	3/17/25	3,575	3,631
Aflac Inc.	2.875%	10/15/26	5,905	5,790
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,223	5,257
Allstate Corp.	3.150%	6/15/23	8,217	8,323
Allstate Corp.	3.280%	12/15/26	7,744	7,823
1 Allstate Corp.	5.750%	8/15/53	7,105	7,744
American Financial Group Inc.	3.500%	8/15/26	5,495	5,418
American International Group Inc.	4.125%	2/15/24	11,635	12,256
American International Group Inc.	3.750%	7/10/25	15,947	16,292
American International Group Inc.	3.900%	4/1/26	18,088	18,634
Anthem Inc.	2.950%	12/1/22	5,000	5,005
Anthem Inc.	3.300%	1/15/23	14,074	14,276

Anthem Inc.	3.500%	8/15/24	8,934	9,063
Anthem Inc.	3.350%	12/1/24	6,575	6,621
Aon Corp.	8.205%	1/1/27	3,595	4,709
Aon plc	4.000%	11/27/23	8,225	8,650
Aon plc	3.500%	6/14/24	8,102	8,288
Aon plc	3.875%	12/15/25	11,009	11,422
Arch Capital Finance LLC	4.011%	12/15/26	8,787	9,085
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	3,365	3,581
Assurant Inc.	4.000%	3/15/23	3,270	3,358
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	4,796	5,183
Berkshire Hathaway Inc.	3.000%	2/11/23	8,281	8,462
Berkshire Hathaway Inc.	2.750%	3/15/23	29,891	29,984
Berkshire Hathaway Inc.	3.125%	3/15/26	31,794	31,923
2 Brighthouse Financial Inc.	3.700%	6/22/27	19,310	18,816
Brown & Brown Inc.	4.200%	9/15/24	5,985	6,277
Chubb INA Holdings Inc.	2.700%	3/13/23	4,947	4,926
Chubb INA Holdings Inc.	3.350%	5/15/24	3,168	3,245
Chubb INA Holdings Inc.	3.150%	3/15/25	10,729	10,785
Chubb INA Holdings Inc.	3.350%	5/3/26	22,577	22,944
Cigna Corp.	3.250%	4/15/25	10,200	10,207
Cigna Corp.	7.875%	5/15/27	836	1,122
Cigna Corp.	3.050%	10/15/27	7,650	7,384
CNA Financial Corp.	3.950%	5/15/24	3,895	4,035
CNA Financial Corp.	4.500%	3/1/26	5,740	6,116
CNA Financial Corp.	3.450%	8/15/27	5,050	4,958
First American Financial Corp.	4.600%	11/15/24	2,850	2,934
Hanover Insurance Group Inc.	4.500%	4/15/26	4,850	5,056
Humana Inc.	3.150%	12/1/22	7,716	7,771
Humana Inc.	3.850%	10/1/24	6,728	6,946
Humana Inc.	3.950%	3/15/27	10,305	10,564
Kemper Corp.	4.350%	2/15/25	5,187	5,274
Lincoln National Corp.	4.000%	9/1/23	3,202	3,348
Lincoln National Corp.	3.350%	3/9/25	5,585	5,589
Lincoln National Corp.	3.625%	12/12/26	6,395	6,477
Loews Corp.	2.625%	5/15/23	8,283	8,216
Loews Corp.	3.750%	4/1/26	5,427	5,576
Manulife Financial Corp.	4.150%	3/4/26	17,723	18,739
1 Manulife Financial Corp.	4.061%	2/24/32	6,650	6,665
Markel Corp.	3.500%	11/1/27	2,300	2,270
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	7,847	8,020
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	925	979
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	6,445	6,624
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	9,946	10,223
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	9,690	10,090
Mercury General Corp.	4.400%	3/15/27	4,200	4,293
MetLife Inc.	3.048%	12/15/22	4,934	5,011
MetLife Inc.	4.368%	9/15/23	14,728	15,862
MetLife Inc.	3.600%	4/10/24	12,397	12,920
MetLife Inc.	3.000%	3/1/25	5,133	5,100
MetLife Inc.	3.600%	11/13/25	6,335	6,557
Munich Re America Corp.	7.450%	12/15/26	1,350	1,711
Old Republic International Corp.	4.875%	10/1/24	3,725	4,006
Old Republic International Corp.	3.875%	8/26/26	7,920	7,984
Principal Financial Group Inc.	3.125%	5/15/23	3,913	3,944
Principal Financial Group Inc.	3.400%	5/15/25	4,808	4,875
Principal Financial Group Inc.	3.100%	11/15/26	4,989	4,920
Progressive Corp.	2.450%	1/15/27	5,447	5,156

Prudential Financial Inc.	3.500%	5/15/24	14,416	14,932
1 Prudential Financial Inc.	5.625%	6/15/43	16,746	18,086
1 Prudential Financial Inc.	5.200%	3/15/44	6,215	6,596
1 Prudential Financial Inc.	5.375%	5/15/45	12,248	13,129
1 Prudential Financial Inc.	4.500%	9/15/47	8,325	8,418
Reinsurance Group of America Inc.	4.700%	9/15/23	3,200	3,433
Reinsurance Group of America Inc.	3.950%	9/15/26	3,850	3,890
RenaissanceRe Finance Inc.	3.450%	7/1/27	5,215	5,113
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,548	3,116
Trinity Acquisition plc	4.400%	3/15/26	5,864	6,100
UnitedHealth Group Inc.	2.750%	2/15/23	5,850	5,837
UnitedHealth Group Inc.	2.875%	3/15/23	11,461	11,567
UnitedHealth Group Inc.	3.750%	7/15/25	26,653	28,013
UnitedHealth Group Inc.	3.100%	3/15/26	10,634	10,650
UnitedHealth Group Inc.	3.450%	1/15/27	17,017	17,520
UnitedHealth Group Inc.	3.375%	4/15/27	6,125	6,252
UnitedHealth Group Inc.	2.950%	10/15/27	10,310	10,137
Unum Group	4.000%	3/15/24	5,177	5,367
Voya Financial Inc.	3.125%	7/15/24	4,200	4,162
Voya Financial Inc.	3.650%	6/15/26	6,000	6,001
Willis North America Inc.	3.600%	5/15/24	10,190	10,326
XLIT Ltd.	6.375%	11/15/24	2,154	2,486
XLIT Ltd.	4.450%	3/31/25	7,266	7,402
XLIT Ltd.	6.250%	5/15/27	2,968	3,518

Other Finance (0.1%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	925	969
ORIX Corp.	3.250%	12/4/24	8,500	8,436
ORIX Corp.	3.700%	7/18/27	5,784	5,826

Real Estate Investment Trusts (4.9%)
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	3,525	3,634
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	7,200	7,173
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	4,306	4,504
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	4,675	4,769
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	5,959	6,129
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	3,299	3,433
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	2,063	2,045
AvalonBay Communities Inc.	2.850%	3/15/23	1,650	1,653
AvalonBay Communities Inc.	4.200%	12/15/23	5,900	6,299
AvalonBay Communities Inc.	3.500%	11/15/24	3,733	3,828
AvalonBay Communities Inc.	3.450%	6/1/25	6,401	6,546
AvalonBay Communities Inc.	3.500%	11/15/25	3,460	3,525
AvalonBay Communities Inc.	2.950%	5/11/26	7,240	7,071
AvalonBay Communities Inc.	2.900%	10/15/26	3,725	3,623
AvalonBay Communities Inc.	3.350%	5/15/27	4,965	4,990
Boston Properties LP	3.850%	2/1/23	9,477	9,912
Boston Properties LP	3.125%	9/1/23	6,649	6,711
Boston Properties LP	3.800%	2/1/24	10,651	11,042
Boston Properties LP	3.200%	1/15/25	9,900	9,863
Boston Properties LP	3.650%	2/1/26	15,161	15,354
Boston Properties LP	2.750%	10/1/26	9,373	8,837
Brandywine Operating Partnership LP	3.950%	2/15/23	3,800	3,887
Brandywine Operating Partnership LP	3.950%	11/15/27	7,850	7,768

Brixmor Operating Partnership LP	3.250%	9/15/23	6,594	6,449
Brixmor Operating Partnership LP	3.650%	6/15/24	3,550	3,522
Brixmor Operating Partnership LP	3.850%	2/1/25	8,917	8,901
Brixmor Operating Partnership LP	4.125%	6/15/26	8,145	8,207
Brixmor Operating Partnership LP	3.900%	3/15/27	6,925	6,840
Camden Property Trust	2.950%	12/15/22	5,825	5,837
CBL & Associates LP	5.250%	12/1/23	7,435	7,084
CBL & Associates LP	4.600%	10/15/24	6,120	5,509
CBL & Associates LP	5.950%	12/15/26	3,575	3,327
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	4,918	5,005
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	5,128	4,998
Corporate Office Properties LP	3.600%	5/15/23	3,629	3,642
Corporate Office Properties LP	5.250%	2/15/24	3,075	3,310
Corporate Office Properties LP	5.000%	7/1/25	1,000	1,068
CubeSmart LP	4.375%	12/15/23	3,397	3,581
CubeSmart LP	4.000%	11/15/25	3,525	3,622
CubeSmart LP	3.125%	9/1/26	3,420	3,262
DCT Industrial Operating Partnership LP	4.500%	10/15/23	2,300	2,408
DDR Corp.	3.375%	5/15/23	7,805	7,675
DDR Corp.	3.900%	8/15/24	6,775	6,748
DDR Corp.	3.625%	2/1/25	10,125	9,824
DDR Corp.	4.250%	2/1/26	4,204	4,224
DDR Corp.	4.700%	6/1/27	5,425	5,585
Digital Realty Trust LP	2.750%	2/1/23	2,437	2,414
Digital Realty Trust LP	4.750%	10/1/25	3,823	4,161
Digital Realty Trust LP	3.700%	8/15/27	14,175	14,222
Duke Realty LP	3.625%	4/15/23	2,500	2,564
Duke Realty LP	3.750%	12/1/24	3,672	3,784
Duke Realty LP	3.250%	6/30/26	2,050	2,017
EPR Properties	4.500%	4/1/25	3,850	3,947
EPR Properties	4.750%	12/15/26	5,100	5,251
EPR Properties	4.500%	6/1/27	6,375	6,430
ERP Operating LP	3.000%	4/15/23	4,125	4,169
ERP Operating LP	3.375%	6/1/25	2,950	2,998
ERP Operating LP	2.850%	11/1/26	6,390	6,180
ERP Operating LP	3.250%	8/1/27	3,850	3,835
Essex Portfolio LP	3.250%	5/1/23	3,715	3,765
Essex Portfolio LP	3.875%	5/1/24	5,076	5,250
Essex Portfolio LP	3.500%	4/1/25	5,644	5,688
Essex Portfolio LP	3.375%	4/15/26	5,206	5,156
Essex Portfolio LP	3.625%	5/1/27	4,350	4,369
Federal Realty Investment Trust	2.750%	6/1/23	5,352	5,272
Federal Realty Investment Trust	3.250%	7/15/27	3,064	3,022
HCP Inc.	4.000%	12/1/22	9,160	9,558
HCP Inc.	4.250%	11/15/23	16,724	17,570
HCP Inc.	4.200%	3/1/24	5,300	5,546
HCP Inc.	3.875%	8/15/24	9,129	9,332
HCP Inc.	3.400%	2/1/25	10,333	10,282
HCP Inc.	4.000%	6/1/25	8,169	8,388
Healthcare Realty Trust Inc.	3.625%	1/15/28	2,000	1,969
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,875	1,921
Healthcare Trust of America Holdings LP	3.500%	8/1/26	3,050	3,008
Healthcare Trust of America Holdings LP	3.750%	7/1/27	10,747	10,698
Highwoods Realty LP	3.625%	1/15/23	800	805
Highwoods Realty LP	3.875%	3/1/27	4,600	4,606

Hospitality Properties Trust	4.500%	6/15/23	2,825	2,965
Hospitality Properties Trust	4.650%	3/15/24	3,140	3,299
Hospitality Properties Trust	4.500%	3/15/25	3,220	3,342
Hospitality Properties Trust	5.250%	2/15/26	6,442	6,935
Hospitality Properties Trust	4.950%	2/15/27	6,350	6,715
Hospitality Properties Trust	3.950%	1/15/28	2,000	1,948
Host Hotels & Resorts LP	4.750%	3/1/23	5,552	5,929
Host Hotels & Resorts LP	3.750%	10/15/23	9,605	9,759
Host Hotels & Resorts LP	3.875%	4/1/24	8,114	8,208
Host Hotels & Resorts LP	4.000%	6/15/25	7,110	7,254
Hudson Pacific Properties LP	3.950%	11/1/27	2,550	2,540
Kilroy Realty LP	3.800%	1/15/23	4,350	4,463
Kilroy Realty LP	3.450%	12/15/24	3,500	3,483
Kilroy Realty LP	4.375%	10/1/25	7,567	7,943
Kimco Realty Corp.	3.125%	6/1/23	3,673	3,671
Kimco Realty Corp.	2.700%	3/1/24	4,295	4,167
Kimco Realty Corp.	3.300%	2/1/25	4,325	4,284
Kimco Realty Corp.	2.800%	10/1/26	6,855	6,439
Kimco Realty Corp.	3.800%	4/1/27	8,077	8,128
Kite Realty Group LP	4.000%	10/1/26	2,875	2,729
Liberty Property LP	3.375%	6/15/23	4,223	4,278
Liberty Property LP	4.400%	2/15/24	3,824	4,074
Liberty Property LP	3.750%	4/1/25	4,550	4,647
Liberty Property LP	3.250%	10/1/26	4,974	4,881
Life Storage LP	3.875%	12/15/27	2,800	2,772
LifeStorage LP	3.500%	7/1/26	7,306	7,080
Mack-Cali Realty LP	3.150%	5/15/23	985	914
Mid-America Apartments LP	4.300%	10/15/23	2,475	2,612
Mid-America Apartments LP	3.750%	6/15/24	5,240	5,375
Mid-America Apartments LP	4.000%	11/15/25	6,320	6,534
Mid-America Apartments LP	3.600%	6/1/27	9,325	9,304
National Retail Properties Inc.	3.300%	4/15/23	2,775	2,784
National Retail Properties Inc.	3.900%	6/15/24	4,391	4,503
National Retail Properties Inc.	4.000%	11/15/25	3,618	3,695
National Retail Properties Inc.	3.600%	12/15/26	7,249	7,156
National Retail Properties Inc.	3.500%	10/15/27	3,450	3,363
Omega Healthcare Investors Inc.	4.375%	8/1/23	12,225	12,424
Omega Healthcare Investors Inc.	4.950%	4/1/24	7,030	7,364
Omega Healthcare Investors Inc.	4.500%	1/15/25	4,450	4,450
Omega Healthcare Investors Inc.	5.250%	1/15/26	9,050	9,412
Omega Healthcare Investors Inc.	4.500%	4/1/27	4,635	4,560
Omega Healthcare Investors Inc.	4.750%	1/15/28	1,500	1,489
Physicians Realty LP	4.300%	3/15/27	4,400	4,481
Physicians Realty LP	3.950%	1/15/28	2,300	2,279
Piedmont Operating Partnership LP	3.400%	6/1/23	1,580	1,576
Piedmont Operating Partnership LP	4.450%	3/15/24	4,525	4,725
ProLogis LP	4.250%	8/15/23	10,522	11,305
Prologis LP	3.750%	11/1/25	6,285	6,584
Public Storage	3.094%	9/15/27	4,012	3,970
Realty Income Corp.	4.650%	8/1/23	6,605	7,130
Realty Income Corp.	3.875%	7/15/24	2,679	2,741
Realty Income Corp.	4.125%	10/15/26	11,098	11,503
Realty Income Corp.	3.000%	1/15/27	4,750	4,506
Realty Income Corp.	3.650%	1/15/28	3,500	3,480
Regency Centers LP	3.600%	2/1/27	8,233	8,208
Sabra Health Care LP	5.125%	8/15/26	4,625	4,692
Select Income REIT	4.250%	5/15/24	4,450	4,440

Select Income REIT	4.500%	2/1/25	4,775	4,821
Simon Property Group LP	2.750%	2/1/23	8,027	8,025
Simon Property Group LP	2.750%	6/1/23	8,000	7,985
Simon Property Group LP	3.750%	2/1/24	4,654	4,836
Simon Property Group LP	3.375%	10/1/24	8,559	8,740
Simon Property Group LP	3.500%	9/1/25	7,183	7,335
Simon Property Group LP	3.300%	1/15/26	12,433	12,381
Simon Property Group LP	3.250%	11/30/26	6,356	6,298
Simon Property Group LP	3.375%	6/15/27	12,850	12,877
Simon Property Group LP	3.375%	12/1/27	9,000	8,929
SL Green Realty Corp.	4.500%	12/1/22	3,675	3,856
Tanger Properties LP	3.750%	12/1/24	1,100	1,102
Tanger Properties LP	3.125%	9/1/26	3,690	3,488
Tanger Properties LP	3.875%	7/15/27	4,475	4,445
UDR Inc.	3.750%	7/1/24	5,086	5,215
UDR Inc.	4.000%	10/1/25	3,690	3,833
UDR Inc.	2.950%	9/1/26	4,181	3,997
UDR Inc.	3.500%	7/1/27	2,950	2,934
UDR Inc.	3.500%	1/15/28	1,500	1,491
Ventas Realty LP	3.100%	1/15/23	7,833	7,819
Ventas Realty LP	3.125%	6/15/23	3,724	3,713
Ventas Realty LP	3.750%	5/1/24	3,850	3,947
Ventas Realty LP	3.500%	2/1/25	5,907	5,937
Ventas Realty LP	4.125%	1/15/26	4,726	4,903
Ventas Realty LP	3.250%	10/15/26	7,867	7,649
Ventas Realty LP	3.850%	4/1/27	2,764	2,808
VEREIT Operating Partnership LP	4.600%	2/6/24	7,621	8,002
VEREIT Operating Partnership LP	4.875%	6/1/26	7,342	7,819
VEREIT Operating Partnership LP	3.950%	8/15/27	11,656	11,536
Washington Prime Group LP	5.950%	8/15/24	6,725	6,739
Weingarten Realty Investors	3.500%	4/15/23	3,245	3,266
Weingarten Realty Investors	4.450%	1/15/24	725	761
Weingarten Realty Investors	3.850%	6/1/25	600	606
Welltower Inc.	3.750%	3/15/23	8,010	8,283
Welltower Inc.	4.500%	1/15/24	3,794	4,042
Welltower Inc.	4.000%	6/1/25	14,872	15,360
Welltower Inc.	4.250%	4/1/26	12,972	13,537
WP Carey Inc.	4.600%	4/1/24	5,858	6,109
WP Carey Inc.	4.000%	2/1/25	2,974	2,987
WP Carey Inc.	4.250%	10/1/26	2,575	2,626
				6,952,430
Industrial (58.8%)
Basic Industry (2.5%)
Agrium Inc.	3.500%	6/1/23	8,214	8,410
Agrium Inc.	3.375%	3/15/25	8,163	8,192
Air Products & Chemicals Inc.	2.750%	2/3/23	2,850	2,874
Air Products & Chemicals Inc.	3.350%	7/31/24	8,545	8,807
Airgas Inc.	3.650%	7/15/24	3,444	3,567
Albemarle Corp.	4.150%	12/1/24	4,900	5,177
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	10,565	11,271
Braskem Finance Ltd.	6.450%	2/3/24	9,600	10,800
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	6,050	6,388
2 Celulosa Arauco y Constitucion SA	3.875%	11/2/27	6,500	6,393
Dow Chemical Co.	3.500%	10/1/24	13,039	13,407
Eastman Chemical Co.	3.800%	3/15/25	12,189	12,637
Ecolab Inc.	3.250%	1/14/23	3,093	3,188
Ecolab Inc.	2.700%	11/1/26	11,812	11,314

EI du Pont de Nemours & Co.	2.800%	2/15/23	15,130	15,140
Fibria Overseas Finance Ltd.	5.250%	5/12/24	6,118	6,546
Fibria Overseas Finance Ltd.	4.000%	1/14/25	5,500	5,455
Fibria Overseas Finance Ltd.	5.500%	1/17/27	9,728	10,446
FMC Corp.	4.100%	2/1/24	4,400	4,513
Georgia-Pacific LLC	8.000%	1/15/24	2,766	3,523
Georgia-Pacific LLC	7.375%	12/1/25	2,427	3,094
Goldcorp Inc.	3.700%	3/15/23	16,272	16,731
International Flavors & Fragrances Inc.	3.200%	5/1/23	1,475	1,487
International Paper Co.	3.650%	6/15/24	6,919	7,159
International Paper Co.	3.800%	1/15/26	12,025	12,407
International Paper Co.	3.000%	2/15/27	14,358	13,854
LYB International Finance BV	4.000%	7/15/23	8,610	8,984
LYB International Finance II BV	3.500%	3/2/27	14,750	14,658
LyondellBasell Industries NV	5.750%	4/15/24	12,911	14,638
Methanex Corp.	4.250%	12/1/24	4,040	4,104
Monsanto Co.	2.200%	7/15/22	1,350	1,309
Monsanto Co.	3.375%	7/15/24	9,405	9,537
Monsanto Co.	2.850%	4/15/25	4,975	4,859
Monsanto Co.	5.500%	8/15/25	975	1,106
Mosaic Co.	4.250%	11/15/23	11,969	12,437
Mosaic Co.	4.050%	11/15/27	5,750	5,704
NewMarket Corp.	4.100%	12/15/22	1,360	1,428
Nucor Corp.	4.000%	8/1/23	5,864	6,159
Packaging Corp. of America	4.500%	11/1/23	8,580	9,269
Packaging Corp. of America	3.650%	9/15/24	5,480	5,593
Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	5,395	5,479
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	5,550	5,398
Potash Corp. of Saskatchewan Inc.	4.000%	12/15/26	17,150	17,788
Praxair Inc.	2.700%	2/21/23	3,175	3,189
Praxair Inc.	2.650%	2/5/25	5,269	5,205
Praxair Inc.	3.200%	1/30/26	10,385	10,595
Reliance Steel & Aluminum Co.	4.500%	4/15/23	4,325	4,579
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	14,695	15,444
RPM International Inc.	3.750%	3/15/27	8,894	8,936
Sherwin-Williams Co.	3.125%	6/1/24	13,049	13,054
Sherwin-Williams Co.	3.450%	8/1/25	5,100	5,159
Sherwin-Williams Co.	3.950%	1/15/26	3,200	3,340
Sherwin-Williams Co.	3.450%	6/1/27	13,975	14,112
Southern Copper Corp.	3.875%	4/23/25	7,025	7,307
Vale Overseas Ltd.	6.250%	8/10/26	24,690	28,640
Westlake Chemical Corp.	4.875%	5/15/23	1,000	1,042
Westlake Chemical Corp.	3.600%	8/15/26	14,580	14,613
2 WestRock Co.	3.000%	9/15/24	6,575	6,496
2 WestRock Co.	3.375%	9/15/27	2,225	2,201
WestRock RKT Co.	4.000%	3/1/23	5,870	6,128
Weyerhaeuser Co.	3.250%	3/15/23	750	756
Weyerhaeuser Co.	4.625%	9/15/23	5,580	6,044
Weyerhaeuser Co.	8.500%	1/15/25	1,375	1,800
Weyerhaeuser Co.	6.950%	10/1/27	375	470
Yamana Gold Inc.	4.950%	7/15/24	3,085	3,197
2 Yamana Gold Inc.	4.625%	12/15/27	2,000	1,990

Capital Goods (4.4%)
3M Co.	2.250%	3/15/23	6,610	6,534
3M Co.	3.000%	8/7/25	4,624	4,678
3M Co.	2.250%	9/19/26	8,980	8,490

3M Co.	2.875%	10/15/27	9,565	9,498
Allegion US Holding Co. Inc.	3.200%	10/1/24	4,300	4,265
Allegion US Holding Co. Inc.	3.550%	10/1/27	5,650	5,595
Bemis Co. Inc.	3.100%	9/15/26	2,400	2,311
Boeing Co.	1.875%	6/15/23	5,450	5,257
Boeing Co.	7.950%	8/15/24	3,780	4,916
Boeing Co.	2.850%	10/30/24	6,108	6,150
Boeing Co.	2.500%	3/1/25	220	213
Boeing Co.	2.600%	10/30/25	3,150	3,095
Boeing Co.	2.250%	6/15/26	2,725	2,594
Boeing Co.	2.800%	3/1/27	2,550	2,528
Carlisle Cos. Inc.	3.500%	12/1/24	7,400	7,410
Carlisle Cos. Inc.	3.750%	12/1/27	6,000	6,030
Caterpillar Financial Services Corp.	2.625%	3/1/23	2,735	2,730
Caterpillar Financial Services Corp.	3.750%	11/24/23	6,435	6,763
Caterpillar Financial Services Corp.	3.300%	6/9/24	4,893	5,023
Caterpillar Financial Services Corp.	3.250%	12/1/24	5,240	5,356
Caterpillar Financial Services Corp.	2.400%	8/9/26	5,650	5,397
Caterpillar Inc.	3.400%	5/15/24	16,727	17,230
CNH Industrial NV	4.500%	8/15/23	1,500	1,577
CNH Industrial NV	3.850%	11/15/27	12,000	11,955
Crane Co.	4.450%	12/15/23	2,550	2,673
Dover Corp.	3.150%	11/15/25	6,450	6,532
Eagle Materials Inc.	4.500%	8/1/26	2,297	2,372
Eaton Corp.	3.103%	9/15/27	9,725	9,548
Embraer Netherlands Finance BV	5.050%	6/15/25	15,121	15,746
Embraer Netherlands Finance BV	5.400%	2/1/27	7,975	8,411
2 Embraer Overseas Ltd.	5.696%	9/16/23	2,725	2,946
Emerson Electric Co.	2.625%	2/15/23	4,800	4,788
Emerson Electric Co.	3.150%	6/1/25	4,550	4,590
Flowserve Corp.	4.000%	11/15/23	4,400	4,457
Fortive Corp.	3.150%	6/15/26	11,327	11,211
Fortune Brands Home & Security Inc.	4.000%	6/15/25	3,600	3,755
General Dynamics Corp.	1.875%	8/15/23	8,804	8,447
General Dynamics Corp.	2.375%	11/15/24	8,500	8,279
General Dynamics Corp.	2.125%	8/15/26	8,099	7,579
General Dynamics Corp.	2.625%	11/15/27	3,375	3,253
General Electric Co.	3.100%	1/9/23	19,747	19,955
General Electric Co.	3.375%	3/11/24	11,656	11,999
General Electric Co.	3.450%	5/15/24	8,028	8,310
Harris Corp.	3.832%	4/27/25	4,950	5,132
Hexcel Corp.	4.700%	8/15/25	500	535
Hexcel Corp.	3.950%	2/15/27	7,355	7,458
Honeywell International Inc.	3.350%	12/1/23	2,775	2,876
Honeywell International Inc.	2.500%	11/1/26	18,592	17,731
Hubbell Inc.	3.350%	3/1/26	3,704	3,728
Hubbell Inc.	3.150%	8/15/27	4,300	4,240
2 Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,000	3,995
Illinois Tool Works Inc.	3.500%	3/1/24	11,164	11,655
Illinois Tool Works Inc.	2.650%	11/15/26	16,560	16,110
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	11,127	11,868
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	3,438	3,551
John Deere Capital Corp.	2.800%	1/27/23	4,464	4,484
John Deere Capital Corp.	2.800%	3/6/23	15,094	15,200
John Deere Capital Corp.	3.350%	6/12/24	6,745	6,965
John Deere Capital Corp.	2.650%	6/24/24	13,633	13,512
John Deere Capital Corp.	3.400%	9/11/25	2,175	2,241

John Deere Capital Corp.	2.650%	6/10/26	6,475	6,297
John Deere Capital Corp.	2.800%	9/8/27	1,382	1,353
Johnson Controls International plc	3.625%	7/2/24	4,099	4,246
Johnson Controls International plc	3.900%	2/14/26	8,164	8,556
L3 Technologies Inc.	3.950%	5/28/24	4,678	4,854
L3 Technologies Inc.	3.850%	12/15/26	9,430	9,699
Leggett & Platt Inc.	3.800%	11/15/24	2,700	2,762
Leggett & Platt Inc.	3.500%	11/15/27	7,500	7,401
Legrand France SA	8.500%	2/15/25	3,485	4,500
Lennox International Inc.	3.000%	11/15/23	3,575	3,541
Lockheed Martin Corp.	3.100%	1/15/23	3,600	3,660
Lockheed Martin Corp.	2.900%	3/1/25	10,934	10,864
Lockheed Martin Corp.	3.550%	1/15/26	25,758	26,661
Martin Marietta Materials Inc.	4.250%	7/2/24	2,550	2,691
Martin Marietta Materials Inc.	3.450%	6/1/27	3,875	3,817
Masco Corp.	4.450%	4/1/25	6,919	7,320
Masco Corp.	4.375%	4/1/26	9,476	9,994
Mohawk Industries Inc.	3.850%	2/1/23	5,007	5,180
Northrop Grumman Corp.	3.250%	8/1/23	13,223	13,486
Northrop Grumman Corp.	2.930%	1/15/25	16,850	16,775
Northrop Grumman Corp.	3.200%	2/1/27	8,610	8,618
Northrop Grumman Systems Corp.	7.875%	3/1/26	1,300	1,701
Owens Corning	4.200%	12/15/22	6,437	6,750
Owens Corning	4.200%	12/1/24	3,600	3,765
Owens Corning	3.400%	8/15/26	11,470	11,242
Parker-Hannifin Corp.	3.300%	11/21/24	4,613	4,717
2 Parker-Hannifin Corp.	3.250%	3/1/27	16,278	16,357
Precision Castparts Corp.	2.500%	1/15/23	13,847	13,751
Precision Castparts Corp.	3.250%	6/15/25	15,713	16,032
Raytheon Co.	2.500%	12/15/22	13,120	13,086
Raytheon Co.	3.150%	12/15/24	2,375	2,422
Raytheon Co.	7.200%	8/15/27	1,705	2,270
Republic Services Inc.	4.750%	5/15/23	10,568	11,488
Republic Services Inc.	3.200%	3/15/25	6,419	6,411
Republic Services Inc.	2.900%	7/1/26	5,825	5,665
Republic Services Inc.	3.375%	11/15/27	4,500	4,518
Rockwell Automation Inc.	2.875%	3/1/25	1,504	1,481
Rockwell Collins Inc.	3.700%	12/15/23	4,465	4,635
Rockwell Collins Inc.	3.200%	3/15/24	14,837	14,973
Rockwell Collins Inc.	3.500%	3/15/27	15,980	16,235
Roper Technologies Inc.	3.850%	12/15/25	4,250	4,378
Roper Technologies Inc.	3.800%	12/15/26	14,900	15,315
Snap-on Inc.	3.250%	3/1/27	2,910	2,940
Spirit AeroSystems Inc.	3.850%	6/15/26	3,767	3,786
Textron Inc.	4.300%	3/1/24	2,740	2,914
Textron Inc.	3.875%	3/1/25	3,250	3,374
Textron Inc.	4.000%	3/15/26	5,500	5,737
Textron Inc.	3.650%	3/15/27	7,045	7,134
The Timken Co.	3.875%	9/1/24	2,685	2,694
United Technologies Corp.	2.800%	5/4/24	10,903	10,834
United Technologies Corp.	2.650%	11/1/26	12,425	11,928
United Technologies Corp.	3.125%	5/4/27	11,445	11,414
Vulcan Materials Co.	4.500%	4/1/25	4,805	5,113
Vulcan Materials Co.	3.900%	4/1/27	7,233	7,358
Wabtec Corp.	3.450%	11/15/26	9,152	8,939
Waste Management Inc.	2.400%	5/15/23	11,301	11,054
Waste Management Inc.	3.500%	5/15/24	5,294	5,467

Waste Management Inc.	3.125%	3/1/25	6,611	6,661
Waste Management Inc.	7.100%	8/1/26	2,600	3,328
Waste Management Inc.	3.150%	11/15/27	6,050	6,025
Xylem Inc.	3.250%	11/1/26	5,125	5,078

Communication (7.7%)
21st Century Fox America Inc.	4.000%	10/1/23	4,000	4,198
21st Century Fox America Inc.	3.700%	9/15/24	6,018	6,208
21st Century Fox America Inc.	3.700%	10/15/25	2,068	2,119
21st Century Fox America Inc.	7.700%	10/30/25	685	878
21st Century Fox America Inc.	3.375%	11/15/26	7,391	7,378
Activision Blizzard Inc.	3.400%	9/15/26	13,188	13,249
Activision Blizzard Inc.	3.400%	6/15/27	4,550	4,565
American Tower Corp.	3.500%	1/31/23	16,548	16,855
American Tower Corp.	5.000%	2/15/24	12,319	13,528
American Tower Corp.	4.000%	6/1/25	10,213	10,499
American Tower Corp.	4.400%	2/15/26	9,358	9,866
American Tower Corp.	3.375%	10/15/26	10,237	10,026
American Tower Corp.	3.125%	1/15/27	3,625	3,476
American Tower Corp.	3.550%	7/15/27	10,095	9,990
AT&T Inc.	2.625%	12/1/22	17,039	16,694
AT&T Inc.	2.850%	2/14/23	23,910	23,754
AT&T Inc.	3.600%	2/17/23	32,110	32,835
AT&T Inc.	3.800%	3/1/24	10,333	10,535
AT&T Inc.	3.900%	3/11/24	9,945	10,185
AT&T Inc.	4.450%	4/1/24	14,752	15,559
AT&T Inc.	3.400%	8/14/24	37,336	37,139
AT&T Inc.	3.950%	1/15/25	21,300	21,685
AT&T Inc.	3.400%	5/15/25	62,128	60,929
AT&T Inc.	4.125%	2/17/26	36,224	36,870
AT&T Inc.	4.250%	3/1/27	26,816	27,415
AT&T Inc.	3.900%	8/14/27	64,300	63,842
CBS Corp.	2.500%	2/15/23	8,050	7,840
2 CBS Corp.	2.900%	6/1/23	3,261	3,203
CBS Corp.	3.700%	8/15/24	7,633	7,760
CBS Corp.	3.500%	1/15/25	5,400	5,400
CBS Corp.	4.000%	1/15/26	10,614	10,769
CBS Corp.	2.900%	1/15/27	8,399	7,828
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	13,366	13,806
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.908%	7/23/25	58,531	61,607
Comcast Corp.	2.850%	1/15/23	8,547	8,609
Comcast Corp.	2.750%	3/1/23	19,570	19,555
Comcast Corp.	3.000%	2/1/24	19,551	19,706
Comcast Corp.	3.600%	3/1/24	13,916	14,380
Comcast Corp.	3.375%	2/15/25	11,383	11,658
Comcast Corp.	3.375%	8/15/25	20,026	20,402
Comcast Corp.	3.150%	3/1/26	26,725	26,688
Comcast Corp.	2.350%	1/15/27	17,000	15,841
Comcast Corp.	3.300%	2/1/27	18,050	18,108
Crown Castle International Corp.	5.250%	1/15/23	21,113	23,175
Crown Castle International Corp.	3.200%	9/1/24	13,415	13,231
Crown Castle International Corp.	4.450%	2/15/26	11,218	11,768
Crown Castle International Corp.	3.700%	6/15/26	9,866	9,838
Crown Castle International Corp.	4.000%	3/1/27	7,195	7,324
Crown Castle International Corp.	3.650%	9/1/27	11,135	11,036

Discovery Communications LLC	2.950%	3/20/23	16,300	16,028
Discovery Communications LLC	3.250%	4/1/23	2,270	2,255
Discovery Communications LLC	3.800%	3/13/24	6,425	6,461
Discovery Communications LLC	3.450%	3/15/25	4,651	4,557
Discovery Communications LLC	4.900%	3/11/26	11,177	11,840
Electronic Arts Inc.	4.800%	3/1/26	5,396	5,923
Grupo Televisa SAB	6.625%	3/18/25	7,900	9,343
Grupo Televisa SAB	4.625%	1/30/26	3,090	3,261
Historic TW Inc.	9.150%	2/1/23	2,810	3,615
Interpublic Group of Cos. Inc.	3.750%	2/15/23	4,914	5,070
Interpublic Group of Cos. Inc.	4.200%	4/15/24	10,297	10,765
2 Moody's Corp.	2.625%	1/15/23	6,258	6,175
Moody's Corp.	4.875%	2/15/24	8,189	9,003
NBCUniversal Media LLC	2.875%	1/15/23	15,964	16,062
Omnicom Group Inc.	3.650%	11/1/24	12,112	12,358
Omnicom Group Inc.	3.600%	4/15/26	15,484	15,552
Rogers Communications Inc.	3.000%	3/15/23	6,591	6,599
Rogers Communications Inc.	4.100%	10/1/23	10,360	10,910
Rogers Communications Inc.	3.625%	12/15/25	8,727	8,889
Rogers Communications Inc.	2.900%	11/15/26	6,171	5,977
S&P Global Inc.	4.000%	6/15/25	9,456	9,940
S&P Global Inc.	4.400%	2/15/26	10,977	11,855
S&P Global Inc.	2.950%	1/22/27	6,350	6,152
Scripps Networks Interactive Inc.	3.900%	11/15/24	6,732	6,827
Scripps Networks Interactive Inc.	3.950%	6/15/25	8,200	8,249
TCI Communications Inc.	7.875%	2/15/26	1,457	1,937
Telefonica Emisiones SAU	4.570%	4/27/23	7,100	7,635
Telefonica Emisiones SAU	4.103%	3/8/27	20,870	21,312
TELUS Corp.	2.800%	2/16/27	7,575	7,173
TELUS Corp.	3.700%	9/15/27	2,675	2,708
Thomson Reuters Corp.	4.300%	11/23/23	3,750	3,969
Thomson Reuters Corp.	3.850%	9/29/24	6,075	6,304
Thomson Reuters Corp.	3.350%	5/15/26	9,000	8,909
Time Warner Cos. Inc.	7.570%	2/1/24	4,220	5,206
Time Warner Entertainment Co. LP	8.375%	3/15/23	10,623	12,913
Time Warner Inc.	4.050%	12/15/23	5,778	6,040
Time Warner Inc.	3.550%	6/1/24	11,175	11,352
Time Warner Inc.	3.600%	7/15/25	21,202	21,218
Time Warner Inc.	3.875%	1/15/26	7,140	7,207
Time Warner Inc.	2.950%	7/15/26	6,093	5,750
Time Warner Inc.	3.800%	2/15/27	23,795	23,705
Verizon Communications Inc.	5.150%	9/15/23	71,994	79,643
Verizon Communications Inc.	4.150%	3/15/24	15,934	16,716
Verizon Communications Inc.	3.500%	11/1/24	32,467	32,847
2 Verizon Communications Inc.	3.376%	2/15/25	50,542	50,605
Verizon Communications Inc.	2.625%	8/15/26	30,018	28,087
Verizon Communications Inc.	4.125%	3/16/27	43,635	45,502
Viacom Inc.	4.250%	9/1/23	11,135	11,233
Viacom Inc.	3.875%	4/1/24	9,413	9,296
Viacom Inc.	3.450%	10/4/26	10,060	9,494
Vodafone Group plc	2.950%	2/19/23	19,214	19,254
Walt Disney Co.	2.350%	12/1/22	8,873	8,751
Walt Disney Co.	3.150%	9/17/25	14,385	14,615
Walt Disney Co.	3.000%	2/13/26	10,884	10,861
Walt Disney Co.	1.850%	7/30/26	15,880	14,498
Walt Disney Co.	2.950%	6/15/27	7,022	6,942

WPP Finance 2010	3.750%	9/19/24	8,141	8,303

Consumer Cyclical (7.7%)
Advance Auto Parts Inc.	4.500%	12/1/23	4,900	5,137
Alibaba Group Holding Ltd.	2.800%	6/6/23	10,500	10,513
Alibaba Group Holding Ltd.	3.600%	11/28/24	25,375	26,075
Alibaba Group Holding Ltd.	3.400%	12/6/27	28,000	27,792
2 Amazon.com Inc.	2.400%	2/22/23	16,225	16,027
2 Amazon.com Inc.	2.800%	8/22/24	27,905	27,704
Amazon.com Inc.	3.800%	12/5/24	10,884	11,459
2 Amazon.com Inc.	3.150%	8/22/27	39,405	39,310
American Honda Finance Corp.	2.900%	2/16/24	10,040	10,089
American Honda Finance Corp.	2.300%	9/9/26	2,938	2,772
Aptiv plc	4.250%	1/15/26	7,600	8,061
Automatic Data Processing Inc.	3.375%	9/15/25	9,676	9,974
AutoNation Inc.	3.500%	11/15/24	5,625	5,572
AutoNation Inc.	4.500%	10/1/25	5,930	6,217
AutoNation Inc.	3.800%	11/15/27	3,900	3,857
AutoZone Inc.	2.875%	1/15/23	4,954	4,910
AutoZone Inc.	3.125%	7/15/23	1,542	1,544
AutoZone Inc.	3.250%	4/15/25	6,905	6,834
AutoZone Inc.	3.125%	4/21/26	6,576	6,362
AutoZone Inc.	3.750%	6/1/27	8,563	8,605
Bed Bath & Beyond Inc.	3.749%	8/1/24	2,656	2,622
Block Financial LLC	5.250%	10/1/25	5,050	5,404
BorgWarner Inc.	3.375%	3/15/25	4,575	4,583
Costco Wholesale Corp.	2.750%	5/18/24	15,102	15,094
Costco Wholesale Corp.	3.000%	5/18/27	12,170	12,072
Cummins Inc.	3.650%	10/1/23	4,527	4,721
CVS Health Corp.	2.750%	12/1/22	16,637	16,380
CVS Health Corp.	4.750%	12/1/22	3,424	3,684
CVS Health Corp.	4.000%	12/5/23	18,146	18,887
CVS Health Corp.	3.375%	8/12/24	7,100	7,119
CVS Health Corp.	3.875%	7/20/25	35,031	35,812
CVS Health Corp.	2.875%	6/1/26	25,169	23,847
Darden Restaurants Inc.	3.850%	5/1/27	5,500	5,561
Delphi Corp.	4.150%	3/15/24	7,977	8,410
Dollar General Corp.	3.250%	4/15/23	8,168	8,270
Dollar General Corp.	4.150%	11/1/25	5,029	5,318
Dollar General Corp.	3.875%	4/15/27	8,075	8,361
DR Horton Inc.	4.750%	2/15/23	5,100	5,474
DR Horton Inc.	5.750%	8/15/23	3,300	3,712
eBay Inc.	2.750%	1/30/23	12,214	12,088
eBay Inc.	3.450%	8/1/24	6,259	6,341
eBay Inc.	3.600%	6/5/27	10,710	10,609
Expedia Inc.	4.500%	8/15/24	6,392	6,682
Expedia Inc.	5.000%	2/15/26	9,043	9,696
Ford Motor Co.	4.346%	12/8/26	14,656	15,203
Ford Motor Credit Co. LLC	3.096%	5/4/23	12,318	12,155
Ford Motor Credit Co. LLC	4.375%	8/6/23	11,489	12,096
Ford Motor Credit Co. LLC	3.810%	1/9/24	17,789	18,125
Ford Motor Credit Co. LLC	3.664%	9/8/24	7,410	7,456
Ford Motor Credit Co. LLC	4.134%	8/4/25	21,517	22,166
Ford Motor Credit Co. LLC	4.389%	1/8/26	12,755	13,311
Ford Motor Credit Co. LLC	3.815%	11/2/27	9,450	9,401
General Motors Co.	4.875%	10/2/23	21,529	23,212
General Motors Co.	4.000%	4/1/25	4,570	4,640

General Motors Co.	4.200%	10/1/27	8,070	8,193
General Motors Financial Co. Inc.	3.700%	5/9/23	14,959	15,243
General Motors Financial Co. Inc.	4.250%	5/15/23	8,313	8,676
General Motors Financial Co. Inc.	3.950%	4/13/24	13,825	14,166
General Motors Financial Co. Inc.	3.500%	11/7/24	3,600	3,593
General Motors Financial Co. Inc.	4.000%	1/15/25	16,253	16,536
General Motors Financial Co. Inc.	4.300%	7/13/25	9,707	10,039
General Motors Financial Co. Inc.	5.250%	3/1/26	15,790	17,107
General Motors Financial Co. Inc.	4.000%	10/6/26	11,577	11,681
General Motors Financial Co. Inc.	4.350%	1/17/27	22,713	23,299
Harley-Davidson Inc.	3.500%	7/28/25	6,900	7,064
Harman International Industries Inc.	4.150%	5/15/25	3,971	4,076
Home Depot Inc.	2.700%	4/1/23	14,630	14,683
Home Depot Inc.	3.750%	2/15/24	14,371	15,144
Home Depot Inc.	3.350%	9/15/25	12,045	12,413
Home Depot Inc.	3.000%	4/1/26	14,068	14,028
Home Depot Inc.	2.125%	9/15/26	9,899	9,250
Home Depot Inc.	2.800%	9/14/27	12,650	12,336
Hyatt Hotels Corp.	3.375%	7/15/23	3,925	3,981
Hyatt Hotels Corp.	4.850%	3/15/26	4,912	5,341
JD.com Inc.	3.875%	4/29/26	6,075	6,078
Kohl's Corp.	3.250%	2/1/23	4,325	4,237
Kohl's Corp.	4.750%	12/15/23	3,063	3,202
Kohl's Corp.	4.250%	7/17/25	7,724	7,845
Lear Corp.	5.375%	3/15/24	5,000	5,306
Lear Corp.	5.250%	1/15/25	6,465	6,901
Lear Corp.	3.800%	9/15/27	9,000	8,973
Lowe's Cos. Inc.	3.875%	9/15/23	6,366	6,741
Lowe's Cos. Inc.	3.125%	9/15/24	4,279	4,330
Lowe's Cos. Inc.	3.375%	9/15/25	9,502	9,702
Lowe's Cos. Inc.	2.500%	4/15/26	19,433	18,443
Lowe's Cos. Inc.	3.100%	5/3/27	22,048	21,890
Macy's Retail Holdings Inc.	2.875%	2/15/23	11,268	10,307
Macy's Retail Holdings Inc.	4.375%	9/1/23	4,935	4,798
Macy's Retail Holdings Inc.	3.625%	6/1/24	6,143	5,742
Macy's Retail Holdings Inc.	6.650%	7/15/24	991	1,073
Magna International Inc.	3.625%	6/15/24	9,383	9,673
Magna International Inc.	4.150%	10/1/25	6,962	7,422
Marriott International Inc.	3.750%	3/15/25	7,165	7,368
Marriott International Inc.	3.750%	10/1/25	2,110	2,172
Marriott International Inc.	3.125%	6/15/26	9,834	9,658
Mastercard Inc.	3.375%	4/1/24	13,691	14,185
Mastercard Inc.	2.950%	11/21/26	8,475	8,449
McDonald's Corp.	2.625%	1/15/22	—	—
McDonald's Corp.	3.250%	6/10/24	1,973	2,019
McDonald's Corp.	3.375%	5/26/25	12,139	12,402
McDonald's Corp.	3.700%	1/30/26	22,160	23,032
McDonald's Corp.	3.500%	3/1/27	14,010	14,345
NIKE Inc.	2.250%	5/1/23	2,175	2,150
NIKE Inc.	2.375%	11/1/26	16,472	15,612
Nordstrom Inc.	4.000%	3/15/27	3,600	3,543
O'Reilly Automotive Inc.	3.850%	6/15/23	6,633	6,934
O'Reilly Automotive Inc.	3.550%	3/15/26	4,196	4,220
O'Reilly Automotive Inc.	3.600%	9/1/27	9,300	9,263
Priceline Group Inc.	2.750%	3/15/23	7,790	7,708
Priceline Group Inc.	3.650%	3/15/25	7,850	7,921
Priceline Group Inc.	3.600%	6/1/26	15,738	15,762

QVC Inc.	4.375%	3/15/23	9,068	9,317
QVC Inc.	4.850%	4/1/24	8,708	9,103
QVC Inc.	4.450%	2/15/25	6,750	6,879
Royal Caribbean Cruises Ltd.	7.500%	10/15/27	2,177	2,808
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	5,250	5,204
Starbucks Corp.	3.850%	10/1/23	10,273	10,931
Starbucks Corp.	2.450%	6/15/26	6,355	6,094
Tapestry Inc.	4.250%	4/1/25	7,693	7,868
Tapestry Inc.	4.125%	7/15/27	7,290	7,305
Target Corp.	3.500%	7/1/24	10,123	10,460
Target Corp.	2.500%	4/15/26	12,895	12,266
TJX Cos. Inc.	2.500%	5/15/23	7,609	7,519
TJX Cos. Inc.	2.250%	9/15/26	10,081	9,369
Toyota Motor Credit Corp.	2.625%	1/10/23	5,839	5,836
Toyota Motor Credit Corp.	2.250%	10/18/23	7,082	6,916
Toyota Motor Credit Corp.	2.900%	4/17/24	9,785	9,856
Toyota Motor Credit Corp.	3.200%	1/11/27	7,333	7,421
Visa Inc.	2.800%	12/14/22	30,852	31,074
Visa Inc.	3.150%	12/14/25	55,840	56,773
Visa Inc.	2.750%	9/15/27	7,125	6,982
Wal-Mart Stores Inc.	2.350%	12/15/22	16,000	15,867
Wal-Mart Stores Inc.	2.550%	4/11/23	26,729	26,774
Wal-Mart Stores Inc.	3.300%	4/22/24	18,213	18,971
Wal-Mart Stores Inc.	2.650%	12/15/24	13,150	13,075
Wal-Mart Stores Inc.	5.875%	4/5/27	6,021	7,483
Walgreens Boots Alliance Inc.	3.800%	11/18/24	26,373	26,892
Walgreens Boots Alliance Inc.	3.450%	6/1/26	26,757	26,257
Wyndham Worldwide Corp.	3.900%	3/1/23	4,020	3,985
Wyndham Worldwide Corp.	4.150%	4/1/24	3,225	3,239
Wyndham Worldwide Corp.	5.100%	10/1/25	4,647	4,898
Wyndham Worldwide Corp.	4.500%	4/1/27	4,450	4,508

Consumer Noncyclical (14.7%)
Abbott Laboratories	3.250%	4/15/23	8,780	8,890
Abbott Laboratories	3.400%	11/30/23	25,144	25,490
Abbott Laboratories	2.950%	3/15/25	12,891	12,561
Abbott Laboratories	3.875%	9/15/25	2,508	2,591
Abbott Laboratories	3.750%	11/30/26	42,900	43,659
AbbVie Inc.	2.850%	5/14/23	16,353	16,258
AbbVie Inc.	3.600%	5/14/25	46,954	47,912
AbbVie Inc.	3.200%	5/14/26	29,808	29,441
Agilent Technologies Inc.	3.875%	7/15/23	5,175	5,365
Agilent Technologies Inc.	3.050%	9/22/26	3,004	2,887
Allergan Funding SCS	3.850%	6/15/24	17,492	17,889
Allergan Funding SCS	3.800%	3/15/25	54,380	54,723
Allergan Inc.	2.800%	3/15/23	3,650	3,570
Altria Group Inc.	2.950%	5/2/23	3,372	3,391
Altria Group Inc.	4.000%	1/31/24	21,095	22,467
Altria Group Inc.	2.625%	9/16/26	3,785	3,645
AmerisourceBergen Corp.	3.400%	5/15/24	4,310	4,365
AmerisourceBergen Corp.	3.250%	3/1/25	5,675	5,664
AmerisourceBergen Corp.	3.450%	12/15/27	9,000	8,956
Amgen Inc.	2.250%	8/19/23	6,721	6,494
Amgen Inc.	3.625%	5/22/24	21,287	22,129
Amgen Inc.	3.125%	5/1/25	9,646	9,650
Amgen Inc.	2.600%	8/19/26	17,992	17,073
Amgen Inc.	3.200%	11/2/27	4,316	4,280

Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	13,049	12,980
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	78,974	80,681
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	19,627	20,451
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	141,273	144,794
Archer-Daniels-Midland Co.	2.500%	8/11/26	11,618	11,006
AstraZeneca plc	3.375%	11/16/25	22,661	22,939
AstraZeneca plc	3.125%	6/12/27	8,010	7,878
2 BAT Capital Corp.	3.222%	8/15/24	28,255	28,161
2 BAT Capital Corp.	3.557%	8/15/27	47,000	46,844
Baxalta Inc.	4.000%	6/23/25	28,699	29,493
Baxter International Inc.	2.600%	8/15/26	9,045	8,603
Becton Dickinson & Co.	3.875%	5/15/24	3,500	3,525
Becton Dickinson & Co.	3.363%	6/6/24	20,650	20,655
Becton Dickinson & Co.	3.734%	12/15/24	18,090	18,432
Becton Dickinson & Co.	3.700%	6/6/27	25,051	24,954
Bestfoods	7.250%	12/15/26	519	683
Biogen Inc.	4.050%	9/15/25	24,599	25,875
Boston Scientific Corp.	4.125%	10/1/23	2,710	2,850
Boston Scientific Corp.	3.850%	5/15/25	11,754	12,139
Bristol-Myers Squibb Co.	7.150%	6/15/23	900	1,095
Bristol-Myers Squibb Co.	3.250%	11/1/23	14,821	15,250
Bristol-Myers Squibb Co.	3.250%	2/27/27	4,200	4,281
Bunge Ltd. Finance Corp.	3.250%	8/15/26	9,460	9,072
Bunge Ltd. Finance Corp.	3.750%	9/25/27	8,685	8,566
Campbell Soup Co.	3.300%	3/19/25	2,856	2,878
Cardinal Health Inc.	3.200%	3/15/23	5,769	5,790
Cardinal Health Inc.	3.079%	6/15/24	19,488	19,159
Cardinal Health Inc.	3.500%	11/15/24	2,208	2,231
Cardinal Health Inc.	3.750%	9/15/25	2,430	2,483
Cardinal Health Inc.	3.410%	6/15/27	15,345	15,016
Celgene Corp.	2.750%	2/15/23	3,985	3,952
Celgene Corp.	4.000%	8/15/23	7,393	7,751
Celgene Corp.	3.625%	5/15/24	12,892	13,187
Celgene Corp.	3.875%	8/15/25	32,835	33,818
Celgene Corp.	3.450%	11/15/27	4,100	4,077
Church & Dwight Co. Inc.	3.150%	8/1/27	5,785	5,677
Clorox Co.	3.500%	12/15/24	5,428	5,613
Clorox Co.	3.100%	10/1/27	5,700	5,643
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	4,950	4,974
Coca-Cola Co.	2.500%	4/1/23	11,593	11,549
Coca-Cola Co.	3.200%	11/1/23	14,047	14,524
Coca-Cola Co.	2.875%	10/27/25	21,992	22,017
Coca-Cola Co.	2.550%	6/1/26	6,170	6,009
Coca-Cola Co.	2.250%	9/1/26	12,799	12,133
Coca-Cola Co.	2.900%	5/25/27	5,200	5,166
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	10,930	11,379
Colgate-Palmolive Co.	1.950%	2/1/23	4,575	4,446
Colgate-Palmolive Co.	2.100%	5/1/23	4,576	4,464
Colgate-Palmolive Co.	3.250%	3/15/24	7,209	7,437
Conagra Brands Inc.	3.250%	9/15/22	2,675	2,700
Conagra Brands Inc.	3.200%	1/25/23	7,130	7,216
Constellation Brands Inc.	4.250%	5/1/23	15,641	16,549
Constellation Brands Inc.	4.750%	11/15/24	10,459	11,428
Constellation Brands Inc.	3.700%	12/6/26	8,562	8,747
Constellation Brands Inc.	3.500%	5/9/27	6,730	6,758
Covidien International Finance SA	2.950%	6/15/23	5,290	5,334
CR Bard Inc.	3.000%	5/15/26	4,350	4,277

Danaher Corp.	3.350%	9/15/25	5,010	5,166
Diageo Capital plc	2.625%	4/29/23	18,025	18,014
Dignity Health California GO	3.812%	11/1/24	2,600	2,692
Dr Pepper Snapple Group Inc.	3.130%	12/15/23	9,680	9,767
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	2,504	2,527
Dr Pepper Snapple Group Inc.	2.550%	9/15/26	6,450	6,051
Dr Pepper Snapple Group Inc.	3.430%	6/15/27	3,723	3,717
2 Dr Pepper Snapple Group Inc.	3.430%	6/15/27	1,000	999
Eli Lilly & Co.	2.750%	6/1/25	10,813	10,800
Eli Lilly & Co.	5.500%	3/15/27	559	668
Eli Lilly & Co.	3.100%	5/15/27	10,000	10,075
Estee Lauder Cos. Inc.	3.150%	3/15/27	5,987	6,021
Express Scripts Holding Co.	3.000%	7/15/23	20,322	20,129
Express Scripts Holding Co.	3.500%	6/15/24	10,871	10,916
Express Scripts Holding Co.	4.500%	2/25/26	19,655	20,663
Express Scripts Holding Co.	3.400%	3/1/27	21,307	20,763
Flowers Foods Inc.	3.500%	10/1/26	4,575	4,493
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	2,500	2,472
General Mills Inc.	3.650%	2/15/24	5,551	5,825
General Mills Inc.	3.200%	2/10/27	7,175	7,142
Gilead Sciences Inc.	2.500%	9/1/23	14,836	14,612
Gilead Sciences Inc.	3.700%	4/1/24	23,653	24,741
Gilead Sciences Inc.	3.500%	2/1/25	19,551	20,013
Gilead Sciences Inc.	3.650%	3/1/26	34,709	35,835
Gilead Sciences Inc.	2.950%	3/1/27	18,817	18,386
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	16,883	17,077
Hasbro Inc.	3.500%	9/15/27	3,850	3,757
Hershey Co.	2.625%	5/1/23	750	748
Hershey Co.	3.200%	8/21/25	1,500	1,516
Hershey Co.	2.300%	8/15/26	4,297	4,021
Hershey Co.	7.200%	8/15/27	146	187
Ingredion Inc.	3.200%	10/1/26	6,615	6,496
JM Smucker Co.	3.500%	3/15/25	10,808	11,004
Johnson & Johnson	2.050%	3/1/23	7,145	7,000
Johnson & Johnson	6.730%	11/15/23	50	61
Johnson & Johnson	3.375%	12/5/23	8,095	8,462
Johnson & Johnson	2.625%	1/15/25	10,800	10,748
Johnson & Johnson	2.450%	3/1/26	26,929	26,203
Johnson & Johnson	2.950%	3/3/27	15,275	15,375
Kaiser Foundation Hospitals	3.150%	5/1/27	4,500	4,493
Kellogg Co.	2.650%	12/1/23	9,550	9,365
Kellogg Co.	3.250%	4/1/26	6,306	6,243
Kellogg Co.	3.400%	11/15/27	8,250	8,189
Kimberly-Clark Corp.	2.400%	6/1/23	3,382	3,347
Kimberly-Clark Corp.	3.050%	8/15/25	3,000	3,008
Kimberly-Clark Corp.	2.750%	2/15/26	4,750	4,658
Kraft Heinz Foods Co.	3.950%	7/15/25	21,681	22,300
Kraft Heinz Foods Co.	3.000%	6/1/26	27,717	26,493
Laboratory Corp. of America Holdings	4.000%	11/1/23	2,050	2,130
Laboratory Corp. of America Holdings	3.250%	9/1/24	10,690	10,697
Laboratory Corp. of America Holdings	3.600%	2/1/25	12,025	12,239
Laboratory Corp. of America Holdings	3.600%	9/1/27	8,200	8,207
McCormick & Co. Inc.	3.150%	8/15/24	11,840	11,890
McCormick & Co. Inc.	3.400%	8/15/27	13,450	13,562
McKesson Corp.	2.700%	12/15/22	4,045	4,027
McKesson Corp.	2.850%	3/15/23	4,980	4,957
McKesson Corp.	3.796%	3/15/24	14,665	15,134

Mead Johnson Nutrition Co.	4.125%	11/15/25	9,865	10,459
Medtronic Global Holdings SCA	3.350%	4/1/27	17,202	17,521
Medtronic Inc.	2.750%	4/1/23	2,072	2,070
Medtronic Inc.	3.625%	3/15/24	13,226	13,828
Medtronic Inc.	3.500%	3/15/25	53,165	54,825
Merck & Co. Inc.	2.800%	5/18/23	20,738	20,920
Merck & Co. Inc.	2.750%	2/10/25	31,427	31,186
Molson Coors Brewing Co.	3.000%	7/15/26	28,437	27,555
Mylan Inc.	4.200%	11/29/23	5,845	6,053
Mylan NV	3.950%	6/15/26	26,865	26,829
Newell Brands Inc.	3.850%	4/1/23	27,155	28,112
Newell Brands Inc.	4.000%	12/1/24	5,952	6,166
Newell Brands Inc.	3.900%	11/1/25	5,210	5,361
Newell Brands Inc.	4.200%	4/1/26	28,926	30,251
Novartis Capital Corp.	3.400%	5/6/24	24,366	25,294
Novartis Capital Corp.	3.000%	11/20/25	20,656	20,731
Novartis Capital Corp.	3.100%	5/17/27	12,729	12,876
PepsiCo Inc.	2.750%	3/1/23	18,997	19,158
PepsiCo Inc.	3.600%	3/1/24	11,275	11,828
PepsiCo Inc.	2.750%	4/30/25	12,842	12,749
PepsiCo Inc.	3.500%	7/17/25	6,860	7,135
PepsiCo Inc.	2.850%	2/24/26	7,660	7,583
PepsiCo Inc.	2.375%	10/6/26	17,461	16,621
PepsiCo Inc.	3.000%	10/15/27	18,800	18,643
Perrigo Finance Unlimited Co.	3.900%	12/15/24	11,787	11,933
Perrigo Finance Unlimited Co.	4.375%	3/15/26	12,982	13,423
Pfizer Inc.	3.000%	6/15/23	10,305	10,518
Pfizer Inc.	3.400%	5/15/24	14,973	15,555
Pfizer Inc.	2.750%	6/3/26	23,135	22,723
Pfizer Inc.	3.000%	12/15/26	14,702	14,761
Philip Morris International Inc.	2.625%	3/6/23	7,200	7,126
Philip Morris International Inc.	2.125%	5/10/23	4,879	4,701
Philip Morris International Inc.	3.600%	11/15/23	8,009	8,288
Philip Morris International Inc.	3.250%	11/10/24	16,698	16,927
Philip Morris International Inc.	3.375%	8/11/25	9,037	9,213
Philip Morris International Inc.	2.750%	2/25/26	10,310	10,051
Procter & Gamble Co.	3.100%	8/15/23	13,657	14,056
Procter & Gamble Co.	2.700%	2/2/26	6,212	6,127
Procter & Gamble Co.	2.450%	11/3/26	9,050	8,719
Procter & Gamble Co.	2.850%	8/11/27	11,490	11,357
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	2,225	2,136
Quest Diagnostics Inc.	4.250%	4/1/24	1,650	1,738
Quest Diagnostics Inc.	3.500%	3/30/25	2,840	2,869
Quest Diagnostics Inc.	3.450%	6/1/26	15,883	15,885
Reynolds American Inc.	4.850%	9/15/23	8,207	8,936
Reynolds American Inc.	4.450%	6/12/25	35,372	37,749
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	34,830	34,097
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	32,122	31,002
SSM Health Care Corp.	3.823%	6/1/27	4,500	4,655
Stryker Corp.	3.375%	5/15/24	6,114	6,270
Stryker Corp.	3.375%	11/1/25	6,565	6,701
Stryker Corp.	3.500%	3/15/26	13,127	13,499
Sysco Corp.	3.750%	10/1/25	7,968	8,270
Sysco Corp.	3.300%	7/15/26	9,385	9,442
Sysco Corp.	3.250%	7/15/27	10,960	10,871
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	13,175	11,829

Teva Pharmaceutical Finance Netherlands III
BV	2.800%	7/21/23	35,884	31,555
Teva Pharmaceutical Finance Netherlands III
BV	3.150%	10/1/26	40,286	33,638
The Kroger Co.	3.850%	8/1/23	9,132	9,477
The Kroger Co.	4.000%	2/1/24	6,060	6,288
The Kroger Co.	3.500%	2/1/26	4,174	4,133
The Kroger Co.	2.650%	10/15/26	9,709	8,980
The Kroger Co.	3.700%	8/1/27	8,475	8,476
Thermo Fisher Scientific Inc.	3.150%	1/15/23	9,721	9,842
Thermo Fisher Scientific Inc.	3.000%	4/15/23	14,627	14,680
Thermo Fisher Scientific Inc.	4.150%	2/1/24	10,582	11,189
Thermo Fisher Scientific Inc.	3.650%	12/15/25	3,705	3,799
Thermo Fisher Scientific Inc.	2.950%	9/19/26	13,556	13,137
Thermo Fisher Scientific Inc.	3.200%	8/15/27	9,750	9,599
Tyson Foods Inc.	3.950%	8/15/24	17,349	18,214
Tyson Foods Inc.	3.550%	6/2/27	17,905	18,167
Unilever Capital Corp.	2.600%	5/5/24	16,750	16,518
Unilever Capital Corp.	3.100%	7/30/25	4,725	4,774
Unilever Capital Corp.	2.000%	7/28/26	11,200	10,305
Unilever Capital Corp.	2.900%	5/5/27	500	494
Whirlpool Corp.	4.000%	3/1/24	3,550	3,720
Whirlpool Corp.	3.700%	5/1/25	4,650	4,769
Whole Foods Market Inc.	5.200%	12/3/25	13,198	14,931
Wyeth LLC	6.450%	2/1/24	7,434	8,983
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	25,371	25,356
Zoetis Inc.	3.250%	2/1/23	18,275	18,574
Zoetis Inc.	4.500%	11/13/25	8,653	9,418
Zoetis Inc.	3.000%	9/12/27	950	921

Energy (9.7%)
Anadarko Petroleum Corp.	3.450%	7/15/24	9,233	9,142
Anadarko Petroleum Corp.	5.550%	3/15/26	16,686	18,532
2 Andeavor	4.750%	12/15/23	17,959	19,306
Andeavor	5.125%	4/1/24	2,000	2,105
2 Andeavor	5.125%	12/15/26	10,700	11,716
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	3.500%	12/1/22	1,700	1,700
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	6.375%	5/1/24	550	599
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.250%	1/15/25	10,400	10,972
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	4.250%	12/1/27	2,900	2,904
Apache Corp.	2.625%	1/15/23	1,275	1,246
Boardwalk Pipelines LP	3.375%	2/1/23	4,075	4,018
Boardwalk Pipelines LP	4.950%	12/15/24	7,275	7,691
Boardwalk Pipelines LP	5.950%	6/1/26	6,740	7,520
Boardwalk Pipelines LP	4.450%	7/15/27	6,362	6,427
BP Capital Markets plc	2.500%	11/6/22	—	—
BP Capital Markets plc	2.750%	5/10/23	26,084	25,998
BP Capital Markets plc	3.994%	9/26/23	6,275	6,671
BP Capital Markets plc	3.216%	11/28/23	14,975	15,278
BP Capital Markets plc	3.814%	2/10/24	10,120	10,635
BP Capital Markets plc	3.224%	4/14/24	12,717	12,912
BP Capital Markets plc	3.535%	11/4/24	10,943	11,335
BP Capital Markets plc	3.506%	3/17/25	9,660	9,953

BP Capital Markets plc	3.119%	5/4/26	11,310	11,288
BP Capital Markets plc	3.017%	1/16/27	10,830	10,684
BP Capital Markets plc	3.588%	4/14/27	16,575	17,057
BP Capital Markets plc	3.279%	9/19/27	20,300	20,351
Buckeye Partners LP	4.150%	7/1/23	6,181	6,337
Buckeye Partners LP	4.350%	10/15/24	682	705
Buckeye Partners LP	3.950%	12/1/26	9,790	9,545
Buckeye Partners LP	4.125%	12/1/27	500	491
Canadian Natural Resources Ltd.	2.950%	1/15/23	16,600	16,517
Canadian Natural Resources Ltd.	3.800%	4/15/24	7,604	7,786
Canadian Natural Resources Ltd.	3.900%	2/1/25	3,667	3,764
Canadian Natural Resources Ltd.	3.850%	6/1/27	18,296	18,516
Cenovus Energy Inc.	3.800%	9/15/23	7,150	7,230
2 Cenovus Energy Inc.	4.250%	4/15/27	16,285	16,143
Chevron Corp.	2.355%	12/5/22	18,074	17,863
Chevron Corp.	2.566%	5/16/23	10,838	10,772
Chevron Corp.	3.191%	6/24/23	34,628	35,363
Chevron Corp.	2.895%	3/3/24	12,770	12,825
Chevron Corp.	3.326%	11/17/25	10,520	10,800
Chevron Corp.	2.954%	5/16/26	30,015	29,893
Cimarex Energy Co.	4.375%	6/1/24	12,303	12,997
Cimarex Energy Co.	3.900%	5/15/27	9,150	9,307
Columbia Pipeline Group Inc.	4.500%	6/1/25	10,858	11,540
Concho Resources Inc.	4.375%	1/15/25	3,150	3,280
Concho Resources Inc.	3.750%	10/1/27	15,900	15,979
ConocoPhillips Co.	2.400%	12/15/22	12,959	12,798
ConocoPhillips Co.	3.350%	11/15/24	14,997	15,325
ConocoPhillips Co.	3.350%	5/15/25	1,465	1,498
ConocoPhillips Co.	4.950%	3/15/26	20,917	23,563
Devon Energy Corp.	5.850%	12/15/25	7,300	8,450
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	3,025	3,072
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	5,725	5,843
Enable Midstream Partners LP	3.900%	5/15/24	4,200	4,205
Enable Midstream Partners LP	4.400%	3/15/27	10,850	11,016
Enbridge Energy Partners LP	5.875%	10/15/25	6,825	7,736
Enbridge Inc.	4.000%	10/1/23	4,505	4,675
Enbridge Inc.	3.500%	6/10/24	6,834	6,890
Enbridge Inc.	4.250%	12/1/26	14,625	15,294
Enbridge Inc.	3.700%	7/15/27	13,007	13,008
1 Enbridge Inc.	6.000%	1/15/77	5,885	6,165
Energy Transfer LP	3.600%	2/1/23	11,670	11,716
Energy Transfer LP	4.900%	2/1/24	3,840	4,050
Energy Transfer LP	4.050%	3/15/25	13,223	13,282
Energy Transfer LP	4.750%	1/15/26	18,770	19,566
Energy Transfer LP	4.200%	4/15/27	6,454	6,435
EnLink Midstream Partners LP	4.400%	4/1/24	11,212	11,544
EnLink Midstream Partners LP	4.150%	6/1/25	4,595	4,621
EnLink Midstream Partners LP	4.850%	7/15/26	4,910	5,120
Enterprise Products Operating LLC	3.350%	3/15/23	23,857	24,336
Enterprise Products Operating LLC	3.900%	2/15/24	6,554	6,794
Enterprise Products Operating LLC	3.750%	2/15/25	14,337	14,730
Enterprise Products Operating LLC	3.700%	2/15/26	13,573	13,844
Enterprise Products Operating LLC	3.950%	2/15/27	4,635	4,809
1 Enterprise Products Operating LLC	5.250%	8/16/77	9,000	8,992
EOG Resources Inc.	2.625%	3/15/23	12,878	12,677
EOG Resources Inc.	3.150%	4/1/25	4,301	4,265
EOG Resources Inc.	4.150%	1/15/26	12,934	13,674

EQT Corp.	3.900%	10/1/27	17,125	16,784
EQT Midstream Partners LP	4.000%	8/1/24	3,830	3,843
EQT Midstream Partners LP	4.125%	12/1/26	7,500	7,448
Exxon Mobil Corp.	2.726%	3/1/23	21,652	21,796
Exxon Mobil Corp.	3.176%	3/15/24	6,440	6,635
Exxon Mobil Corp.	2.709%	3/6/25	23,470	23,307
Exxon Mobil Corp.	3.043%	3/1/26	32,354	32,754
Halliburton Co.	3.500%	8/1/23	11,754	12,091
Halliburton Co.	3.800%	11/15/25	28,773	29,591
Helmerich & Payne International Drilling Co.	4.650%	3/15/25	6,050	6,377
Hess Corp.	3.500%	7/15/24	3,200	3,168
Hess Corp.	4.300%	4/1/27	14,367	14,302
HollyFrontier Corp.	5.875%	4/1/26	11,809	13,073
Husky Energy Inc.	4.000%	4/15/24	10,225	10,625
Kerr-McGee Corp.	6.950%	7/1/24	5,508	6,485
Kinder Morgan Energy Partners LP	3.450%	2/15/23	8,349	8,374
Kinder Morgan Energy Partners LP	3.500%	9/1/23	10,780	10,843
Kinder Morgan Energy Partners LP	4.150%	2/1/24	7,683	7,932
Kinder Morgan Energy Partners LP	4.300%	5/1/24	10,623	11,058
Kinder Morgan Energy Partners LP	4.250%	9/1/24	7,652	7,948
Kinder Morgan Inc.	3.150%	1/15/23	9,550	9,480
Kinder Morgan Inc.	4.300%	6/1/25	21,905	22,572
Magellan Midstream Partners LP	5.000%	3/1/26	7,350	8,156
Marathon Oil Corp.	3.850%	6/1/25	17,962	18,139
Marathon Oil Corp.	4.400%	7/15/27	9,760	10,023
Marathon Petroleum Corp.	3.625%	9/15/24	9,189	9,336
MPLX LP	5.500%	2/15/23	638	656
MPLX LP	4.500%	7/15/23	18,096	19,078
MPLX LP	4.875%	12/1/24	21,048	22,581
MPLX LP	4.000%	2/15/25	6,720	6,814
MPLX LP	4.875%	6/1/25	19,070	20,423
MPLX LP	4.125%	3/1/27	8,700	8,817
National Fuel Gas Co.	3.750%	3/1/23	6,225	6,318
National Fuel Gas Co.	5.200%	7/15/25	3,600	3,854
National Fuel Gas Co.	3.950%	9/15/27	4,250	4,196
National Oilwell Varco Inc.	2.600%	12/1/22	15,273	14,891
Noble Energy Inc.	3.900%	11/15/24	8,041	8,223
Occidental Petroleum Corp.	2.700%	2/15/23	17,628	17,623
Occidental Petroleum Corp.	3.500%	6/15/25	9,218	9,515
Occidental Petroleum Corp.	3.400%	4/15/26	17,276	17,618
Occidental Petroleum Corp.	3.000%	2/15/27	5,977	5,916
Oceaneering International Inc.	4.650%	11/15/24	6,170	5,968
ONEOK Inc.	7.500%	9/1/23	10,515	12,603
ONEOK Inc.	4.000%	7/13/27	3,100	3,100
ONEOK Partners LP	5.000%	9/15/23	4,755	5,116
ONEOK Partners LP	4.900%	3/15/25	5,934	6,395
Phillips 66 Partners LP	3.605%	2/15/25	6,495	6,506
Phillips 66 Partners LP	3.550%	10/1/26	5,225	5,136
Pioneer Natural Resources Co.	4.450%	1/15/26	5,730	6,120
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	4,600	4,402
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	8,003	7,965
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	7,574	7,340
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	7,655	7,807

Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	9,560	9,596
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	8,682	9,008
Sabine Pass Liquefaction LLC	5.625%	4/15/23	21,165	23,281
Sabine Pass Liquefaction LLC	5.750%	5/15/24	30,318	33,653
Sabine Pass Liquefaction LLC	5.625%	3/1/25	27,676	30,478
Sabine Pass Liquefaction LLC	5.875%	6/30/26	16,703	18,707
Sabine Pass Liquefaction LLC	5.000%	3/15/27	15,440	16,444
Schlumberger Investment SA	3.650%	12/1/23	16,870	17,682
Shell International Finance BV	2.250%	1/6/23	8,201	8,043
Shell International Finance BV	3.400%	8/12/23	12,844	13,337
Shell International Finance BV	3.250%	5/11/25	31,823	32,416
Shell International Finance BV	2.875%	5/10/26	27,334	26,950
Shell International Finance BV	2.500%	9/12/26	16,632	15,921
Spectra Energy Capital LLC	3.300%	3/15/23	3,425	3,424
Spectra Energy Partners LP	4.750%	3/15/24	12,872	13,969
Spectra Energy Partners LP	3.500%	3/15/25	6,800	6,813
Spectra Energy Partners LP	3.375%	10/15/26	7,018	6,889
Suncor Energy Inc.	3.600%	12/1/24	8,190	8,378
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,570	1,570
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	11,298	11,592
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	6,405	7,158
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	2,540	2,482
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	4,700	4,623
TC PipeLines LP	4.375%	3/13/25	575	597
TC PipeLines LP	3.900%	5/25/27	7,765	7,784
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	950	1,131
Tosco Corp.	7.800%	1/1/27	998	1,309
Total Capital Canada Ltd.	2.750%	7/15/23	22,368	22,523
Total Capital International SA	2.700%	1/25/23	9,859	9,907
Total Capital International SA	3.700%	1/15/24	13,417	14,169
Total Capital International SA	3.750%	4/10/24	11,454	12,125
TransCanada PipeLines Ltd.	3.750%	10/16/23	11,634	12,205
TransCanada PipeLines Ltd.	4.875%	1/15/26	7,934	8,908
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	8,130	10,428
Valero Energy Corp.	3.650%	3/15/25	7,369	7,550
Valero Energy Corp.	3.400%	9/15/26	15,571	15,444
Valero Energy Partners LP	4.375%	12/15/26	6,240	6,493
Western Gas Partners LP	3.950%	6/1/25	8,706	8,668
Western Gas Partners LP	4.650%	7/1/26	3,917	4,066
Williams Partners LP	4.500%	11/15/23	6,381	6,757
Williams Partners LP	4.300%	3/4/24	11,227	11,715
Williams Partners LP	3.900%	1/15/25	13,360	13,568
Williams Partners LP	4.000%	9/15/25	15,403	15,703
Williams Partners LP	3.750%	6/15/27	20,245	20,023
Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	8,843	9,241

Other Industrial (0.2%)
CBRE Services Inc.	5.000%	3/15/23	4,601	4,731
CBRE Services Inc.	5.250%	3/15/25	5,170	5,671
CBRE Services Inc.	4.875%	3/1/26	7,845	8,518
Cintas Corp. No 2	3.700%	4/1/27	10,700	11,103
Fluor Corp.	3.500%	12/15/24	5,375	5,476
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	11,427	11,993

Technology (9.9%)
Adobe Systems Inc.	3.250%	2/1/25	13,394	13,731
Alphabet Inc.	3.375%	2/25/24	18,344	19,157
Alphabet Inc.	1.998%	8/15/26	16,764	15,709
Altera Corp.	4.100%	11/15/23	4,400	4,737
Amphenol Corp.	3.200%	4/1/24	3,760	3,762
Analog Devices Inc.	2.875%	6/1/23	6,450	6,414
Analog Devices Inc.	3.125%	12/5/23	6,757	6,794
Analog Devices Inc.	3.900%	12/15/25	9,676	10,077
Analog Devices Inc.	3.500%	12/5/26	11,771	11,854
Apple Inc.	2.850%	2/23/23	22,742	23,033
3 Apple Inc.	2.400%	5/3/23	70,795	70,028
Apple Inc.	3.000%	2/9/24	21,158	21,446
Apple Inc.	3.450%	5/6/24	33,608	34,907
Apple Inc.	2.850%	5/11/24	24,009	24,081
Apple Inc.	2.750%	1/13/25	10,500	10,413
Apple Inc.	2.500%	2/9/25	18,838	18,342
Apple Inc.	3.200%	5/13/25	24,097	24,580
Apple Inc.	3.250%	2/23/26	42,102	42,774
Apple Inc.	2.450%	8/4/26	22,264	21,337
Apple Inc.	3.350%	2/9/27	29,161	29,789
Apple Inc.	3.200%	5/11/27	25,930	26,207
Apple Inc.	3.000%	6/20/27	12,200	12,091
Apple Inc.	2.900%	9/12/27	25,831	25,486
Apple Inc.	3.000%	11/13/27	19,500	19,336
Applied Materials Inc.	3.900%	10/1/25	8,062	8,571
Applied Materials Inc.	3.300%	4/1/27	17,515	17,741
Arrow Electronics Inc.	4.500%	3/1/23	2,325	2,436
Arrow Electronics Inc.	3.250%	9/8/24	6,600	6,494
Arrow Electronics Inc.	4.000%	4/1/25	5,420	5,514
Autodesk Inc.	3.600%	12/15/22	1,343	1,376
Autodesk Inc.	4.375%	6/15/25	1,950	2,058
Autodesk Inc.	3.500%	6/15/27	5,300	5,224
Avnet Inc.	4.875%	12/1/22	4,275	4,529
Avnet Inc.	4.625%	4/15/26	6,950	7,172
Baidu Inc.	4.125%	6/30/25	4,585	4,762
Baidu Inc.	3.625%	7/6/27	7,575	7,488
Broadcom Corp.	2.500%	8/15/22	500	472
2 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.650%	1/15/23	8,500	8,130
2 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.625%	1/15/24	32,698	32,337
2 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.125%	1/15/25	18,920	18,004
2 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.875%	1/15/27	65,278	63,980
Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,744	4,668
CA Inc.	4.700%	3/15/27	4,300	4,441
Cadence Design Systems Inc.	4.375%	10/15/24	1,575	1,668
Cisco Systems Inc.	2.600%	2/28/23	7,850	7,859
Cisco Systems Inc.	2.200%	9/20/23	10,091	9,835
Cisco Systems Inc.	3.625%	3/4/24	17,031	17,952
Cisco Systems Inc.	2.950%	2/28/26	9,953	9,932
Cisco Systems Inc.	2.500%	9/20/26	17,916	17,270
2 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	5.450%	6/15/23	49,420	53,086

2 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	6.020%	6/15/26	57,817	63,476
DXC Technology Co.	4.250%	4/15/24	11,675	12,171
DXC Technology Co.	4.750%	4/15/27	8,025	8,537
Equifax Inc.	3.300%	12/15/22	3,955	3,914
Fidelity National Information Services Inc.	3.500%	4/15/23	10,843	11,085
Fidelity National Information Services Inc.	3.875%	6/5/24	2,864	2,962
Fidelity National Information Services Inc.	5.000%	10/15/25	8,634	9,512
Fidelity National Information Services Inc.	3.000%	8/15/26	23,431	22,527
Fiserv Inc.	3.850%	6/1/25	11,350	11,808
Flex Ltd.	5.000%	2/15/23	5,960	6,379
Flex Ltd.	4.750%	6/15/25	7,295	7,845
Google Inc.	3.375%	2/25/24	—	—
Hewlett Packard Enterprise Co.	4.900%	10/15/25	31,497	32,769
Intel Corp.	2.700%	12/15/22	17,315	17,399
Intel Corp.	2.875%	5/11/24	25,550	25,576
Intel Corp.	3.700%	7/29/25	29,288	30,847
Intel Corp.	2.600%	5/19/26	12,276	11,949
Intel Corp.	3.150%	5/11/27	14,031	14,193
International Business Machines Corp.	3.375%	8/1/23	19,827	20,455
International Business Machines Corp.	3.625%	2/12/24	27,494	28,792
International Business Machines Corp.	7.000%	10/30/25	6,498	8,337
International Business Machines Corp.	3.450%	2/19/26	16,690	17,160
International Business Machines Corp.	3.300%	1/27/27	6,240	6,334
International Business Machines Corp.	6.220%	8/1/27	3,001	3,729
Juniper Networks Inc.	4.500%	3/15/24	4,912	5,125
Juniper Networks Inc.	4.350%	6/15/25	1,550	1,597
Keysight Technologies Inc.	4.550%	10/30/24	6,650	7,034
Keysight Technologies Inc.	4.600%	4/6/27	8,350	8,791
KLA-Tencor Corp.	4.650%	11/1/24	15,665	16,993
Lam Research Corp.	3.800%	3/15/25	4,025	4,184
Maxim Integrated Products Inc.	3.375%	3/15/23	4,512	4,555
Maxim Integrated Products Inc.	3.450%	6/15/27	7,050	7,074
Microsoft Corp.	2.375%	5/1/23	15,537	15,357
Microsoft Corp.	2.000%	8/8/23	29,450	28,559
Microsoft Corp.	3.625%	12/15/23	15,068	15,894
Microsoft Corp.	2.875%	2/6/24	29,842	30,156
Microsoft Corp.	2.700%	2/12/25	30,536	30,400
Microsoft Corp.	3.125%	11/3/25	30,630	31,226
Microsoft Corp.	2.400%	8/8/26	49,400	47,595
Microsoft Corp.	3.300%	2/6/27	48,927	50,180
Motorola Solutions Inc.	3.500%	3/1/23	8,699	8,705
Motorola Solutions Inc.	4.000%	9/1/24	10,056	10,205
Motorola Solutions Inc.	7.500%	5/15/25	1,971	2,365
NetApp Inc.	3.300%	9/29/24	5,150	5,128
NVIDIA Corp.	3.200%	9/16/26	12,226	12,227
Oracle Corp.	2.625%	2/15/23	1,500	1,501
Oracle Corp.	3.625%	7/15/23	15,356	16,095
Oracle Corp.	2.400%	9/15/23	34,063	33,544
Oracle Corp.	3.400%	7/8/24	24,530	25,338
Oracle Corp.	2.950%	11/15/24	30,255	30,390
Oracle Corp.	2.950%	5/15/25	21,657	21,716
Oracle Corp.	2.650%	7/15/26	37,323	36,148
Oracle Corp.	3.250%	11/15/27	36,625	37,065
Pitney Bowes Inc.	4.625%	3/15/24	5,627	5,120
QUALCOMM Inc.	2.600%	1/30/23	21,627	20,978
QUALCOMM Inc.	2.900%	5/20/24	21,792	21,080

QUALCOMM Inc.	3.450%	5/20/25	26,916	26,760
QUALCOMM Inc.	3.250%	5/20/27	26,600	25,551
Seagate HDD Cayman	4.750%	6/1/23	8,832	8,920
2 Seagate HDD Cayman	4.875%	3/1/24	7,415	7,406
Seagate HDD Cayman	4.750%	1/1/25	12,709	12,391
Seagate HDD Cayman	4.875%	6/1/27	8,300	7,906
Tech Data Corp.	4.950%	2/15/27	6,161	6,458
Texas Instruments Inc.	2.250%	5/1/23	2,685	2,632
Texas Instruments Inc.	2.625%	5/15/24	6,631	6,571
Texas Instruments Inc.	2.900%	11/3/27	6,500	6,440
Total System Services Inc.	3.750%	6/1/23	8,150	8,359
Total System Services Inc.	4.800%	4/1/26	10,964	11,863
Trimble Navigation Ltd.	4.750%	12/1/24	2,975	3,185
Tyco Electronics Group SA	3.450%	8/1/24	5,461	5,589
Tyco Electronics Group SA	3.700%	2/15/26	4,200	4,341
Tyco Electronics Group SA	3.125%	8/15/27	5,150	5,074
Verisk Analytics Inc.	4.000%	6/15/25	12,900	13,308
VMware Inc.	3.900%	8/21/27	16,767	16,836
Xerox Corp.	3.625%	3/15/23	11,000	10,654
Xerox Corp.	3.800%	5/15/24	1,650	1,632
Xilinx Inc.	2.950%	6/1/24	8,412	8,368

Transportation (2.0%)
1 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	3,485	3,598
1 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	10,778	11,423
1 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	5,586	5,688
1 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	12,060	12,006
1 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	1,833	1,831
1 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	3,182	3,263
1 American Airlines 2017-1B Class B Pass
Through Trust	4.950%	2/15/25	2,075	2,181
1 BNSF Funding Trust I	6.613%	12/15/55	1,890	2,158
Burlington Northern Santa Fe LLC	3.000%	3/15/23	13,816	14,042
Burlington Northern Santa Fe LLC	3.850%	9/1/23	13,861	14,737
Burlington Northern Santa Fe LLC	3.750%	4/1/24	12,100	12,799
Burlington Northern Santa Fe LLC	3.400%	9/1/24	7,492	7,758
Burlington Northern Santa Fe LLC	3.000%	4/1/25	9,872	9,924
Burlington Northern Santa Fe LLC	3.650%	9/1/25	7,880	8,226
Burlington Northern Santa Fe LLC	7.000%	12/15/25	2,901	3,653
Burlington Northern Santa Fe LLC	3.250%	6/15/27	2,850	2,892
Canadian National Railway Co.	2.950%	11/21/24	5,983	6,044
Canadian National Railway Co.	2.750%	3/1/26	3,818	3,768
Canadian Pacific Railway Co.	4.450%	3/15/23	3,390	3,626
Canadian Pacific Railway Co.	2.900%	2/1/25	13,708	13,525
1 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	8,050	8,421
1 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	5,602	5,819
CSX Corp.	3.700%	11/1/23	3,175	3,300
CSX Corp.	3.400%	8/1/24	8,977	9,220
CSX Corp.	3.350%	11/1/25	7,310	7,422

CSX Corp.	2.600%	11/1/26	10,451	9,946
CSX Corp.	3.250%	6/1/27	10,150	10,086
1 CSX Transportation Inc.	6.251%	1/15/23	28	31
1 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	343	353
FedEx Corp.	2.700%	4/15/23	1,700	1,674
FedEx Corp.	4.000%	1/15/24	6,015	6,377
FedEx Corp.	3.200%	2/1/25	7,883	7,944
FedEx Corp.	3.250%	4/1/26	12,855	12,912
FedEx Corp.	3.300%	3/15/27	4,020	4,017
Kansas City Southern	3.000%	5/15/23	6,294	6,267
1 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	3,817	3,855
Norfolk Southern Corp.	2.903%	2/15/23	8,116	8,156
Norfolk Southern Corp.	3.850%	1/15/24	2,635	2,784
Norfolk Southern Corp.	5.590%	5/17/25	3,270	3,724
Norfolk Southern Corp.	2.900%	6/15/26	7,075	6,934
Norfolk Southern Corp.	7.800%	5/15/27	3,692	5,017
Norfolk Southern Corp.	3.150%	6/1/27	7,287	7,264
Southwest Airlines Co.	3.000%	11/15/26	3,500	3,349
Southwest Airlines Co.	3.450%	11/16/27	3,900	3,855
1 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	1,096	1,191
Trinity Industries Inc.	4.550%	10/1/24	3,090	3,154
Union Pacific Corp.	2.950%	1/15/23	3,707	3,768
Union Pacific Corp.	2.750%	4/15/23	2,590	2,603
Union Pacific Corp.	3.646%	2/15/24	6,635	6,976
Union Pacific Corp.	3.750%	3/15/24	6,155	6,512
Union Pacific Corp.	3.250%	1/15/25	4,357	4,472
Union Pacific Corp.	3.250%	8/15/25	6,676	6,851
Union Pacific Corp.	2.750%	3/1/26	9,608	9,469
Union Pacific Corp.	3.000%	4/15/27	7,077	7,072
1 United Airlines 2014-2 Class A Pass Through
Trust	3.750%	3/3/28	6,166	6,315
1 United Airlines 2013-1 Pass Through Trust
Series	4.300%	2/15/27	6,712	7,071
1 United Airlines 2014-1 Pass Through Trust
Series	4.000%	10/11/27	5,420	5,620
United Parcel Service Inc.	2.500%	4/1/23	8,500	8,444
United Parcel Service Inc.	2.800%	11/15/24	7,350	7,315
United Parcel Service Inc.	2.400%	11/15/26	8,617	8,208
United Parcel Service Inc.	3.050%	11/15/27	10,500	10,466
1 US Airways 2012-1 Class A Pass Through
Trust	5.900%	4/1/26	854	951
1 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	2,743	2,826
1 US Airways 2012-2 Class A Pass Through
Trust	4.625%	12/3/26	1,753	1,864
				11,797,061
Utilities (4.8%)
Electric (4.4%)
AEP Transmission Co. LLC	3.100%	12/1/26	6,125	6,088
Alabama Power Co.	3.550%	12/1/23	8,075	8,400
Ameren Corp.	3.650%	2/15/26	3,150	3,227
Ameren Illinois Co.	3.250%	3/1/25	3,991	4,048
American Electric Power Co. Inc.	2.950%	12/15/22	4,851	4,929
American Electric Power Co. Inc.	3.200%	11/13/27	5,250	5,189
Appalachian Power Co.	3.400%	6/1/25	1,275	1,300

Appalachian Power Co.	3.300%	6/1/27	3,500	3,515
Arizona Public Service Co.	3.150%	5/15/25	3,565	3,554
Arizona Public Service Co.	2.950%	9/15/27	4,150	4,084
Avangrid Inc.	3.150%	12/1/24	7,000	6,971
Baltimore Gas & Electric Co.	3.350%	7/1/23	3,725	3,808
Baltimore Gas & Electric Co.	2.400%	8/15/26	2,800	2,629
Berkshire Hathaway Energy Co.	3.750%	11/15/23	10,055	10,515
Berkshire Hathaway Energy Co.	3.500%	2/1/25	4,725	4,876
Black Hills Corp.	4.250%	11/30/23	1,050	1,105
Black Hills Corp.	3.950%	1/15/26	3,720	3,838
Black Hills Corp.	3.150%	1/15/27	3,750	3,640
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,140	2,023
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	3,351	3,293
Cleco Corporate Holdings LLC	3.743%	5/1/26	10,366	10,384
Cleveland Electric Illuminating Co.	5.500%	8/15/24	2,900	3,268
CMS Energy Corp.	3.000%	5/15/26	3,130	3,068
CMS Energy Corp.	3.450%	8/15/27	775	776
Commonwealth Edison Co.	2.550%	6/15/26	6,120	5,910
Commonwealth Edison Co.	2.950%	8/15/27	4,100	4,022
Connecticut Light & Power Co.	2.500%	1/15/23	4,475	4,440
Connecticut Light & Power Co.	3.200%	3/15/27	5,400	5,452
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	5,375	5,401
Consumers Energy Co.	3.375%	8/15/23	3,620	3,737
Delmarva Power & Light Co.	3.500%	11/15/23	4,674	4,832
Dominion Energy Inc.	3.625%	12/1/24	4,737	4,890
Dominion Energy Inc.	3.900%	10/1/25	8,637	9,011
Dominion Energy Inc.	2.850%	8/15/26	9,550	9,186
1 Dominion Energy Inc.	5.750%	10/1/54	4,975	5,352
DTE Electric Co.	3.650%	3/15/24	8,725	9,114
DTE Electric Co.	3.375%	3/1/25	3,661	3,745
DTE Energy Co.	3.850%	12/1/23	3,425	3,560
DTE Energy Co.	3.500%	6/1/24	3,350	3,432
DTE Energy Co.	2.850%	10/1/26	10,205	9,819
DTE Energy Co.	3.800%	3/15/27	5,300	5,459
Duke Energy Carolinas LLC	2.500%	3/15/23	3,679	3,662
Duke Energy Carolinas LLC	2.950%	12/1/26	7,375	7,307
Duke Energy Corp.	3.950%	10/15/23	4,700	4,939
Duke Energy Corp.	3.750%	4/15/24	15,042	15,657
Duke Energy Corp.	2.650%	9/1/26	18,806	17,927
Duke Energy Corp.	3.150%	8/15/27	9,000	8,875
Duke Energy Florida LLC	3.200%	1/15/27	7,850	7,919
Duke Energy Ohio Inc.	3.800%	9/1/23	6,211	6,509
Duke Energy Progress LLC	3.250%	8/15/25	7,173	7,306
Edison International	2.950%	3/15/23	2,711	2,713
Emera US Finance LP	3.550%	6/15/26	12,026	12,010
Enel Americas SA	4.250%	4/15/24	2,200	2,296
Enel Americas SA	4.000%	10/25/26	2,155	2,184
Entergy Arkansas Inc.	3.700%	6/1/24	3,175	3,325
Entergy Arkansas Inc.	3.500%	4/1/26	7,084	7,275
Entergy Corp.	2.950%	9/1/26	9,175	8,866
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,799	3,208
Entergy Louisiana LLC	4.050%	9/1/23	5,150	5,462
Entergy Louisiana LLC	5.400%	11/1/24	3,815	4,375
Entergy Louisiana LLC	2.400%	10/1/26	10,300	9,672
Entergy Louisiana LLC	3.120%	9/1/27	8,300	8,273
Eversource Energy	2.800%	5/1/23	5,000	4,991
Eversource Energy	2.900%	10/1/24	6,850	6,801

Eversource Energy	3.150%	1/15/25	3,429	3,449
Exelon Corp.	3.950%	6/15/25	17,844	18,625
Exelon Corp.	3.400%	4/15/26	10,146	10,184
FirstEnergy Corp.	4.250%	3/15/23	14,444	15,128
FirstEnergy Corp.	3.900%	7/15/27	19,052	19,406
Florida Power & Light Co.	2.750%	6/1/23	2,550	2,548
Florida Power & Light Co.	3.250%	6/1/24	4,570	4,686
Florida Power & Light Co.	3.125%	12/1/25	9,856	9,965
Fortis Inc.	3.055%	10/4/26	25,205	24,454
Georgia Power Co.	3.250%	4/1/26	3,650	3,648
Georgia Power Co.	3.250%	3/30/27	4,558	4,529
Gulf Power Co.	3.300%	5/30/27	7,225	7,237
Interstate Power & Light Co.	3.250%	12/1/24	6,500	6,578
ITC Holdings Corp.	4.050%	7/1/23	1,925	1,992
ITC Holdings Corp.	3.650%	6/15/24	4,045	4,135
ITC Holdings Corp.	3.250%	6/30/26	5,052	5,004
2 ITC Holdings Corp.	3.350%	11/15/27	9,050	9,028
Kansas City Power & Light Co.	3.150%	3/15/23	6,220	6,258
Kansas City Power & Light Co.	3.650%	8/15/25	400	409
Louisville Gas & Electric Co.	3.300%	10/1/25	1,700	1,731
MidAmerican Energy Co.	3.500%	10/15/24	5,690	5,937
MidAmerican Energy Co.	3.100%	5/1/27	3,800	3,797
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	5,995	5,990
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	1,375	1,419
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	10,500	10,560
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	6,160	6,109
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	6,178	6,252
National Rural Utilities Cooperative Finance
Corp.	3.050%	4/25/27	4,000	3,966
1 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	1,850	1,919
1 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	3,125	3,323
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	16,750	17,061
Northern States Power Co.	2.600%	5/15/23	5,185	5,157
NSTAR Electric Co.	3.200%	5/15/27	8,350	8,419
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	2,730	2,711
Pacific Gas & Electric Co.	3.250%	6/15/23	4,675	4,726
Pacific Gas & Electric Co.	3.850%	11/15/23	2,113	2,201
Pacific Gas & Electric Co.	3.750%	2/15/24	6,383	6,619
Pacific Gas & Electric Co.	3.400%	8/15/24	5,911	6,007
Pacific Gas & Electric Co.	3.500%	6/15/25	5,899	5,978
Pacific Gas & Electric Co.	2.950%	3/1/26	10,782	10,512
Pacific Gas & Electric Co.	3.300%	3/15/27	3,900	3,897
2 Pacific Gas & Electric Co.	3.300%	12/1/27	4,000	3,963
PacifiCorp	2.950%	6/1/23	3,600	3,657
PacifiCorp	3.600%	4/1/24	2,650	2,758
PECO Energy Co.	3.150%	10/15/25	1,265	1,273
Potomac Electric Power Co.	3.600%	3/15/24	3,900	4,072
PPL Capital Funding Inc.	3.500%	12/1/22	2,695	2,771
PPL Capital Funding Inc.	3.400%	6/1/23	8,749	8,909
PPL Capital Funding Inc.	3.950%	3/15/24	2,363	2,480

PPL Capital Funding Inc.	3.100%	5/15/26	13,401	13,157
Public Service Co. of New Hampshire	3.500%	11/1/23	3,550	3,668
Public Service Electric & Gas Co.	2.375%	5/15/23	5,127	5,036
Public Service Electric & Gas Co.	3.000%	5/15/25	4,274	4,286
Public Service Electric & Gas Co.	2.250%	9/15/26	6,941	6,517
Public Service Electric & Gas Co.	3.000%	5/15/27	6,350	6,087
Puget Energy Inc.	3.650%	5/15/25	4,920	4,978
San Diego Gas & Electric Co.	3.600%	9/1/23	3,200	3,342
San Diego Gas & Electric Co.	2.500%	5/15/26	9,954	9,500
Scottish Power Ltd.	5.810%	3/15/25	1,760	2,013
Sierra Pacific Power Co.	2.600%	5/1/26	4,700	4,534
Southern California Edison Co.	3.500%	10/1/23	4,556	4,725
Southern Co.	2.950%	7/1/23	19,371	19,375
Southern Co.	3.250%	7/1/26	13,808	13,596
Southern Power Co.	4.150%	12/1/25	4,125	4,337
Southwestern Electric Power Co.	2.750%	10/1/26	4,950	4,754
Southwestern Public Service Co.	3.300%	6/15/24	4,050	4,139
Tucson Electric Power Co.	3.050%	3/15/25	2,750	2,683
Union Electric Co.	3.500%	4/15/24	4,400	4,553
Union Electric Co.	2.950%	6/15/27	5,300	5,240
Virginia Electric & Power Co.	2.750%	3/15/23	6,492	6,487
Virginia Electric & Power Co.	3.450%	2/15/24	2,430	2,501
Virginia Electric & Power Co.	3.100%	5/15/25	3,008	3,028
Virginia Electric & Power Co.	3.150%	1/15/26	10,991	11,078
Virginia Electric & Power Co.	2.950%	11/15/26	9,480	9,356
Virginia Electric & Power Co.	3.500%	3/15/27	13,519	13,920
WEC Energy Group Inc.	3.550%	6/15/25	5,156	5,287
Westar Energy Inc.	2.550%	7/1/26	5,674	5,454
Westar Energy Inc.	3.100%	4/1/27	2,957	2,957
Wisconsin Power & Light Co.	3.050%	10/15/27	3,600	3,579
Xcel Energy Inc.	3.300%	6/1/25	6,495	6,586
Xcel Energy Inc.	3.350%	12/1/26	6,170	6,233

Natural Gas (0.3%)
Atmos Energy Corp.	3.000%	6/15/27	6,758	6,659
NiSource Finance Corp.	3.490%	5/15/27	12,542	12,684
ONE Gas Inc.	3.610%	2/1/24	2,004	2,078
Sempra Energy	4.050%	12/1/23	6,491	6,802
Sempra Energy	3.550%	6/15/24	5,244	5,361
Sempra Energy	3.750%	11/15/25	4,922	5,059
Sempra Energy	3.250%	6/15/27	10,450	10,333
Southern California Gas Co.	3.150%	9/15/24	4,350	4,438
Southern California Gas Co.	3.200%	6/15/25	1,900	1,931
Southern California Gas Co.	2.600%	6/15/26	9,060	8,770
Southern Co. Gas Capital Corp.	2.450%	10/1/23	5,566	5,396
Southern Co. Gas Capital Corp.	3.250%	6/15/26	2,875	2,825

Other Utility (0.1%)
American Water Capital Corp.	3.850%	3/1/24	3,366	3,544
American Water Capital Corp.	3.400%	3/1/25	6,430	6,596
American Water Capital Corp.	2.950%	9/1/27	7,500	7,415
				967,756
Total Corporate Bonds (Cost $19,599,013)				19,717,247

		Shares
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)

4 Vanguard Market Liquidity Fund (Cost $338,017)	1.309%	3,379,833	338,017
Total Investments (100.7%) (Cost $20,090,141)			20,208,365
Other Assets and Liabilities-Net (-0.7%)			(136,750)
Net Assets (100%)			20,071,615

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate value of these securities was $605,031,000, representing 3.0% of net assets.
3 Securities with a value of $1,414,000 have been segregated as initial margin for recently closed futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at November 30, 2017.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Intermediate-Term Corporate Bond Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	153,101	—
Corporate Bonds	—	19,717,247	—
Temporary Cash Investments	338,017	—	—
Futures Contracts—Assets[1]	1,178	—	—
Futures Contracts—Liabilities[1]	(1,014)	—	—
Total	338,181	19,870,348	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

D. At November 30, 2017, the cost of investment securities for tax purposes was $20,093,727,000. Net unrealized appreciation of investment securities for tax purposes was $114,638,000, consisting of unrealized gains of $196,850,000 on securities that had risen in value since their purchase and $82,212,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Corporate Bond Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
	United States Treasury Note/Bond	2.250%	11/15/27	4,730	4,660
	United States Treasury Note/Bond	2.750%	8/15/47	580	569
Total U.S. Government and Agency Obligations (Cost $5,229)					5,229
Corporate Bonds (98.5%)
Finance (16.9%)
	Banking (9.3%)
	American Express Co.	4.050%	12/3/42	2,272	2,335
	Banco Santander SA	3.800%	2/23/28	1,975	1,964
	Bank of America Corp.	6.750%	6/1/28	490	600
	Bank of America Corp.	6.110%	1/29/37	4,945	6,240
1	Bank of America Corp.	4.244%	4/24/38	4,551	4,839
	Bank of America Corp.	7.750%	5/14/38	4,013	5,876
	Bank of America Corp.	5.875%	2/7/42	3,054	3,919
	Bank of America Corp.	5.000%	1/21/44	4,360	5,134
	Bank of America Corp.	4.875%	4/1/44	2,497	2,900
	Bank of America Corp.	4.750%	4/21/45	1,211	1,344
1	Bank of America Corp.	4.443%	1/20/48	2,370	2,584
	Bank of America NA	6.000%	10/15/36	2,567	3,302
	Bank of New York Mellon Corp.	3.000%	10/30/28	953	919
	Bank of New York Mellon Corp.	3.300%	8/23/29	1,375	1,358
	Bank One Capital III	8.750%	9/1/30	633	926
	Barclays plc	4.337%	1/10/28	3,645	3,750
	Barclays plc	4.836%	5/9/28	2,965	3,075
	Barclays plc	5.250%	8/17/45	2,565	2,922
	Barclays plc	4.950%	1/10/47	2,550	2,793
	Citigroup Inc.	6.625%	1/15/28	200	245
	Citigroup Inc.	4.125%	7/25/28	3,632	3,722
	Citigroup Inc.	6.625%	6/15/32	2,948	3,739
	Citigroup Inc.	6.000%	10/31/33	1,869	2,244
	Citigroup Inc.	6.125%	8/25/36	1,433	1,763
	Citigroup Inc.	8.125%	7/15/39	3,512	5,451
	Citigroup Inc.	5.875%	1/30/42	1,598	2,030
	Citigroup Inc.	6.675%	9/13/43	2,290	3,084
	Citigroup Inc.	5.300%	5/6/44	2,489	2,858
	Citigroup Inc.	4.650%	7/30/45	2,100	2,335
	Citigroup Inc.	4.750%	5/18/46	3,050	3,264
1	Citigroup Inc.	4.281%	4/24/48	1,600	1,686
	Cooperatieve Rabobank UA	5.250%	5/24/41	3,055	3,757
	Cooperatieve Rabobank UA	5.750%	12/1/43	3,675	4,634
	Cooperatieve Rabobank UA	5.250%	8/4/45	1,669	1,973
2	Credit Suisse Group AG	4.282%	1/9/28	1,010	1,045
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	3,302	3,711
	Credit Suisse USA Inc.	7.125%	7/15/32	1,098	1,511
	Fifth Third Bancorp	8.250%	3/1/38	1,717	2,569
	First Republic Bank	4.375%	8/1/46	463	457
	First Republic Bank	4.625%	2/13/47	1,000	1,043
	Goldman Sachs Capital I	6.345%	2/15/34	2,422	3,052

Goldman Sachs Group Inc.	6.125%	2/15/33	4,324	5,453
Goldman Sachs Group Inc.	6.450%	5/1/36	1,456	1,851
Goldman Sachs Group Inc.	6.750%	10/1/37	10,610	13,935
1 Goldman Sachs Group Inc.	4.017%	10/31/38	6,225	6,296
Goldman Sachs Group Inc.	6.250%	2/1/41	5,422	7,203
Goldman Sachs Group Inc.	4.800%	7/8/44	4,051	4,538
Goldman Sachs Group Inc.	5.150%	5/22/45	3,590	4,067
Goldman Sachs Group Inc.	4.750%	10/21/45	2,998	3,338
HSBC Bank USA NA	5.875%	11/1/34	2,185	2,731
HSBC Bank USA NA	5.625%	8/15/35	1,661	2,056
HSBC Bank USA NA	7.000%	1/15/39	1,175	1,683
HSBC Holdings plc	7.625%	5/17/32	958	1,274
HSBC Holdings plc	6.500%	5/2/36	4,625	5,967
HSBC Holdings plc	6.500%	9/15/37	5,175	6,749
HSBC Holdings plc	6.800%	6/1/38	2,353	3,177
HSBC Holdings plc	6.100%	1/14/42	978	1,311
HSBC Holdings plc	5.250%	3/14/44	3,757	4,390
JPMorgan Chase & Co.	3.625%	12/1/27	1,220	1,225
JPMorgan Chase & Co.	6.400%	5/15/38	4,176	5,616
1 JPMorgan Chase & Co.	3.882%	7/24/38	5,850	5,908
JPMorgan Chase & Co.	5.500%	10/15/40	2,506	3,066
JPMorgan Chase & Co.	5.600%	7/15/41	2,866	3,552
JPMorgan Chase & Co.	5.400%	1/6/42	2,400	2,904
JPMorgan Chase & Co.	5.625%	8/16/43	3,023	3,658
JPMorgan Chase & Co.	4.850%	2/1/44	2,240	2,595
JPMorgan Chase & Co.	4.950%	6/1/45	3,091	3,505
1 JPMorgan Chase & Co.	4.260%	2/22/48	3,345	3,494
1 JPMorgan Chase & Co.	4.032%	7/24/48	2,750	2,765
KeyBank NA	6.950%	2/1/28	256	322
Lloyds Banking Group plc	5.300%	12/1/45	1,388	1,621
Morgan Stanley	7.250%	4/1/32	1,905	2,606
1 Morgan Stanley	3.971%	7/22/38	4,392	4,434
Morgan Stanley	6.375%	7/24/42	3,481	4,709
Morgan Stanley	4.300%	1/27/45	4,451	4,641
Morgan Stanley	4.375%	1/22/47	3,825	4,057
Regions Bank	6.450%	6/26/37	885	1,109
Regions Financial Corp.	7.375%	12/10/37	1,146	1,572
Synchrony Financial	3.950%	12/1/27	2,400	2,367
Wachovia Bank NA	5.850%	2/1/37	1,513	1,897
Wachovia Corp.	7.500%	4/15/35	420	562
Wachovia Corp.	5.500%	8/1/35	1,913	2,239
Wachovia Corp.	6.550%	10/15/35	25	31
Wells Fargo & Co.	5.375%	2/7/35	1,505	1,798
Wells Fargo & Co.	5.375%	11/2/43	4,408	5,167
Wells Fargo & Co.	5.606%	1/15/44	4,667	5,676
Wells Fargo & Co.	4.650%	11/4/44	3,502	3,755
Wells Fargo & Co.	3.900%	5/1/45	3,795	3,833
Wells Fargo & Co.	4.900%	11/17/45	4,271	4,686
Wells Fargo & Co.	4.400%	6/14/46	4,556	4,684
Wells Fargo & Co.	4.750%	12/7/46	3,483	3,809
Wells Fargo Bank NA	5.950%	8/26/36	1,770	2,227
Wells Fargo Bank NA	6.600%	1/15/38	2,263	3,117
1 Wells Fargo Capital X	5.950%	12/1/86	1,350	1,542

Brokerage (0.3%)
Brookfield Finance Inc.	4.700%	9/20/47	1,163	1,201
CME Group Inc.	5.300%	9/15/43	1,470	1,854

Invesco Finance plc	5.375%	11/30/43	1,273	1,546
Jefferies Group LLC	6.250%	1/15/36	893	1,001
Jefferies Group LLC	6.500%	1/20/43	708	812
Legg Mason Inc.	5.625%	1/15/44	1,150	1,265
Raymond James Financial Inc.	4.950%	7/15/46	1,416	1,547

Finance Companies (0.9%)
Air Lease Corp.	3.625%	12/1/27	975	967
GATX Corp.	3.500%	3/15/28	250	246
GATX Corp.	5.200%	3/15/44	410	464
GATX Corp.	4.500%	3/30/45	295	303
GE Capital International Funding Co.	4.418%	11/15/35	22,642	24,057
1 JPMorgan Chase & Co.	3.964%	11/15/48	3,500	3,490

Insurance (5.6%)
ACE Capital Trust II	9.700%	4/1/30	507	761
Aetna Inc.	6.625%	6/15/36	1,618	2,112
Aetna Inc.	6.750%	12/15/37	981	1,337
Aetna Inc.	4.500%	5/15/42	802	832
Aetna Inc.	4.125%	11/15/42	763	751
Aetna Inc.	4.750%	3/15/44	550	586
Aetna Inc.	3.875%	8/15/47	2,350	2,226
Aflac Inc.	4.000%	10/15/46	738	752
Alleghany Corp.	4.900%	9/15/44	742	788
Allstate Corp.	5.350%	6/1/33	882	1,021
Allstate Corp.	5.550%	5/9/35	611	742
Allstate Corp.	5.950%	4/1/36	985	1,261
Allstate Corp.	4.500%	6/15/43	1,163	1,271
Allstate Corp.	4.200%	12/15/46	884	940
1 Allstate Corp.	6.500%	5/15/67	800	960
American Financial Group Inc.	4.500%	6/15/47	683	694
American International Group Inc.	3.875%	1/15/35	3,828	3,723
American International Group Inc.	4.700%	7/10/35	1,173	1,252
American International Group Inc.	6.250%	5/1/36	570	719
American International Group Inc.	4.500%	7/16/44	3,754	3,926
American International Group Inc.	4.800%	7/10/45	2,175	2,370
American International Group Inc.	4.375%	1/15/55	1,359	1,336
1 American International Group Inc.	8.175%	5/15/68	675	920
Anthem Inc.	3.650%	12/1/27	2,000	2,015
Anthem Inc.	4.625%	5/15/42	2,656	2,815
Anthem Inc.	4.650%	1/15/43	1,490	1,589
Anthem Inc.	5.100%	1/15/44	1,350	1,532
Anthem Inc.	4.650%	8/15/44	1,200	1,277
Anthem Inc.	4.375%	12/1/47	1,800	1,851
Anthem Inc.	4.850%	8/15/54	675	742
Aon Corp.	6.250%	9/30/40	620	796
Aon plc	4.600%	6/14/44	890	947
Aon plc	4.750%	5/15/45	1,089	1,196
Arch Capital Finance LLC	5.031%	12/15/46	1,038	1,165
Arch Capital Group Ltd.	7.350%	5/1/34	375	505
Arch Capital Group US Inc.	5.144%	11/1/43	773	878
Assurant Inc.	6.750%	2/15/34	684	835
AXA Financial Inc.	7.000%	4/1/28	1,000	1,260
AXA SA	8.600%	12/15/30	1,978	2,832
AXIS Specialty Finance plc	4.000%	12/6/27	1,100	1,098
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	994	1,274
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,738	1,903

Berkshire Hathaway Finance Corp.	4.300%	5/15/43	983	1,075
Berkshire Hathaway Inc.	4.500%	2/11/43	2,266	2,550
2 Brighthouse Financial Inc.	4.700%	6/22/47	3,180	3,111
Chubb Corp.	6.000%	5/11/37	1,766	2,320
Chubb Corp.	6.500%	5/15/38	1,018	1,417
Chubb INA Holdings Inc.	6.700%	5/15/36	990	1,375
Chubb INA Holdings Inc.	4.150%	3/13/43	756	801
Chubb INA Holdings Inc.	4.350%	11/3/45	2,968	3,266
Cigna Corp.	5.375%	2/15/42	600	711
Cigna Corp.	3.875%	10/15/47	1,850	1,786
Cincinnati Financial Corp.	6.920%	5/15/28	788	1,015
Cincinnati Financial Corp.	6.125%	11/1/34	569	714
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	595	743
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	703	734
Hartford Financial Services Group Inc.	5.950%	10/15/36	379	476
Hartford Financial Services Group Inc.	6.100%	10/1/41	1,325	1,699
Hartford Financial Services Group Inc.	4.300%	4/15/43	688	711
Humana Inc.	4.625%	12/1/42	799	863
Humana Inc.	4.950%	10/1/44	1,833	2,034
Humana Inc.	4.800%	3/15/47	850	931
Lincoln National Corp.	6.150%	4/7/36	714	874
Lincoln National Corp.	6.300%	10/9/37	588	728
Lincoln National Corp.	7.000%	6/15/40	1,073	1,452
Loews Corp.	6.000%	2/1/35	678	843
Loews Corp.	4.125%	5/15/43	698	694
Manulife Financial Corp.	5.375%	3/4/46	1,290	1,577
Markel Corp.	5.000%	4/5/46	850	946
Markel Corp.	4.300%	11/1/47	700	695
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	723	889
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,908	2,074
MetLife Inc.	6.500%	12/15/32	676	870
MetLife Inc.	6.375%	6/15/34	1,946	2,574
MetLife Inc.	5.700%	6/15/35	2,338	2,937
MetLife Inc.	5.875%	2/6/41	1,054	1,336
MetLife Inc.	4.125%	8/13/42	1,493	1,525
MetLife Inc.	4.875%	11/13/43	1,945	2,222
MetLife Inc.	4.721%	12/15/44	1,097	1,231
MetLife Inc.	4.050%	3/1/45	1,920	1,942
MetLife Inc.	4.600%	5/13/46	1,924	2,135
1 MetLife Inc.	6.400%	12/15/66	2,762	3,169
1 MetLife Inc.	10.750%	8/1/69	523	875
1 Nationwide Financial Services Inc.	6.750%	5/15/87	653	730
Principal Financial Group Inc.	4.625%	9/15/42	640	695
Principal Financial Group Inc.	4.350%	5/15/43	715	745
Principal Financial Group Inc.	4.300%	11/15/46	1,200	1,247
Progressive Corp.	6.625%	3/1/29	488	610
Progressive Corp.	6.250%	12/1/32	462	592
Progressive Corp.	4.350%	4/25/44	1,075	1,154
Progressive Corp.	3.700%	1/26/45	150	146
Progressive Corp.	4.125%	4/15/47	2,350	2,480
Prudential Financial Inc.	5.750%	7/15/33	926	1,112
Prudential Financial Inc.	5.400%	6/13/35	411	496
Prudential Financial Inc.	5.900%	3/17/36	320	409
Prudential Financial Inc.	5.700%	12/14/36	1,459	1,814
Prudential Financial Inc.	6.625%	12/1/37	1,698	2,351
Prudential Financial Inc.	6.625%	6/21/40	1,345	1,844
Prudential Financial Inc.	6.200%	11/15/40	620	828

Prudential Financial Inc.	5.625%	5/12/41	568	720
Prudential Financial Inc.	5.800%	11/16/41	700	903
Prudential Financial Inc.	5.100%	8/15/43	506	598
Prudential Financial Inc.	4.600%	5/15/44	1,771	1,934
Transatlantic Holdings Inc.	8.000%	11/30/39	536	724
Travelers Cos. Inc.	6.750%	6/20/36	955	1,336
Travelers Cos. Inc.	6.250%	6/15/37	910	1,220
Travelers Cos. Inc.	5.350%	11/1/40	1,463	1,818
Travelers Cos. Inc.	4.600%	8/1/43	1,116	1,260
Travelers Cos. Inc.	4.300%	8/25/45	1,238	1,337
Travelers Cos. Inc.	3.750%	5/15/46	638	633
Travelers Cos. Inc.	4.000%	5/30/47	1,321	1,375
Travelers Property Casualty Corp.	6.375%	3/15/33	600	777
UnitedHealth Group Inc.	4.625%	7/15/35	2,816	3,214
UnitedHealth Group Inc.	5.800%	3/15/36	1,547	1,978
UnitedHealth Group Inc.	6.500%	6/15/37	1,440	1,985
UnitedHealth Group Inc.	6.625%	11/15/37	975	1,365
UnitedHealth Group Inc.	6.875%	2/15/38	2,336	3,338
UnitedHealth Group Inc.	5.700%	10/15/40	209	266
UnitedHealth Group Inc.	5.950%	2/15/41	423	549
UnitedHealth Group Inc.	4.625%	11/15/41	798	892
UnitedHealth Group Inc.	4.375%	3/15/42	398	431
UnitedHealth Group Inc.	3.950%	10/15/42	933	949
UnitedHealth Group Inc.	4.250%	3/15/43	1,003	1,068
UnitedHealth Group Inc.	4.750%	7/15/45	5,117	5,858
UnitedHealth Group Inc.	4.200%	1/15/47	2,250	2,398
UnitedHealth Group Inc.	4.250%	4/15/47	1,490	1,602
UnitedHealth Group Inc.	3.750%	10/15/47	1,650	1,648
Unum Group	5.750%	8/15/42	975	1,169
Voya Financial Inc.	5.700%	7/15/43	816	967
Voya Financial Inc.	4.800%	6/15/46	557	597
WR Berkley Corp.	4.750%	8/1/44	659	698
XLIT Ltd.	5.250%	12/15/43	622	699
XLIT Ltd.	5.500%	3/31/45	940	991

Real Estate Investment Trusts (0.8%)
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,625	1,663
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	304	322
AvalonBay Communities Inc.	3.200%	1/15/28	850	841
AvalonBay Communities Inc.	3.900%	10/15/46	1,050	1,038
AvalonBay Communities Inc.	4.150%	7/1/47	213	218
ERP Operating LP	4.500%	7/1/44	1,395	1,497
ERP Operating LP	4.500%	6/1/45	383	413
ERP Operating LP	4.000%	8/1/47	513	512
Federal Realty Investment Trust	4.500%	12/1/44	1,403	1,495
HCP Inc.	6.750%	2/1/41	559	732
Healthcare Realty Trust Inc.	3.625%	1/15/28	600	591
Hospitality Properties Trust	3.950%	1/15/28	700	682
Kilroy Realty LP	4.250%	8/15/29	1,100	1,138
Kimco Realty Corp.	4.250%	4/1/45	838	811
Kimco Realty Corp.	4.125%	12/1/46	538	510
Kimco Realty Corp.	4.450%	9/1/47	600	598
LifeStorage LP	3.875%	12/15/27	900	891
Omega Healthcare Investors Inc.	4.750%	1/15/28	1,425	1,414
Physicians Realty LP	3.950%	1/15/28	700	694
Realty Income Corp.	3.650%	1/15/28	850	845
Realty Income Corp.	4.650%	3/15/47	2,150	2,268

Regency Centers LP	4.400%	2/1/47	1,100	1,115
Simon Property Group LP	6.750%	2/1/40	846	1,169
Simon Property Group LP	4.750%	3/15/42	1,290	1,417
Simon Property Group LP	4.250%	10/1/44	888	911
Simon Property Group LP	4.250%	11/30/46	1,136	1,167
3 UDR Inc.	3.500%	1/15/28	650	646
Ventas Realty LP	5.700%	9/30/43	439	527
Ventas Realty LP	4.375%	2/1/45	388	393
Welltower Inc.	6.500%	3/15/41	479	615
				547,867
Industrial (70.0%)
Basic Industry (4.5%)
Agrium Inc.	4.125%	3/15/35	1,783	1,825
Agrium Inc.	7.125%	5/23/36	380	508
Agrium Inc.	6.125%	1/15/41	1,096	1,356
Agrium Inc.	4.900%	6/1/43	1,053	1,152
Agrium Inc.	5.250%	1/15/45	1,091	1,256
Albemarle Corp.	5.450%	12/1/44	678	781
Barrick Gold Corp.	5.250%	4/1/42	2,006	2,299
Barrick North America Finance LLC	5.700%	5/30/41	1,763	2,124
Barrick North America Finance LLC	5.750%	5/1/43	1,906	2,342
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,536	1,878
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,050	2,129
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	4,640	5,485
2 Celulosa Arauco y Constitucion SA	5.500%	11/2/47	950	970
Domtar Corp.	6.750%	2/15/44	275	310
Dow Chemical Co.	7.375%	11/1/29	1,575	2,091
Dow Chemical Co.	4.250%	10/1/34	1,621	1,683
Dow Chemical Co.	9.400%	5/15/39	1,070	1,806
Dow Chemical Co.	5.250%	11/15/41	2,155	2,464
Dow Chemical Co.	4.375%	11/15/42	3,100	3,185
Dow Chemical Co.	4.625%	10/1/44	1,095	1,170
Eastman Chemical Co.	4.800%	9/1/42	650	704
Eastman Chemical Co.	4.650%	10/15/44	2,508	2,677
2 Ecolab Inc.	3.250%	12/1/27	1,000	995
Ecolab Inc.	5.500%	12/8/41	1,564	1,916
EI du Pont de Nemours & Co.	6.500%	1/15/28	425	527
EI du Pont de Nemours & Co.	4.900%	1/15/41	1,591	1,781
EI du Pont de Nemours & Co.	4.150%	2/15/43	1,845	1,884
Georgia-Pacific LLC	7.250%	6/1/28	366	476
Georgia-Pacific LLC	7.750%	11/15/29	591	821
Georgia-Pacific LLC	8.875%	5/15/31	678	1,039
Goldcorp Inc.	5.450%	6/9/44	783	889
International Flavors & Fragrances Inc.	4.375%	6/1/47	1,065	1,110
International Paper Co.	5.000%	9/15/35	788	881
International Paper Co.	7.300%	11/15/39	1,334	1,838
International Paper Co.	6.000%	11/15/41	405	496
International Paper Co.	4.800%	6/15/44	1,130	1,215
International Paper Co.	5.150%	5/15/46	1,410	1,591
International Paper Co.	4.400%	8/15/47	3,840	3,924
International Paper Co.	4.350%	8/15/48	2,675	2,716
Lubrizol Corp.	6.500%	10/1/34	403	529
LYB International Finance BV	5.250%	7/15/43	975	1,112
LYB International Finance BV	4.875%	3/15/44	2,220	2,424
LyondellBasell Industries NV	4.625%	2/26/55	2,087	2,123
Meadwestvaco Corp.	7.950%	2/15/31	1,038	1,444
Methanex Corp.	5.650%	12/1/44	539	547

Monsanto Co.	4.200%	7/15/34	1,096	1,132
Monsanto Co.	5.875%	4/15/38	555	669
Monsanto Co.	3.600%	7/15/42	665	590
Monsanto Co.	4.650%	11/15/43	126	132
Monsanto Co.	4.400%	7/15/44	300	308
Monsanto Co.	3.950%	4/15/45	1,475	1,425
Monsanto Co.	4.700%	7/15/64	1,645	1,674
Mosaic Co.	5.450%	11/15/33	988	1,057
Mosaic Co.	4.875%	11/15/41	205	202
Mosaic Co.	5.625%	11/15/43	1,491	1,583
Newmont Mining Corp.	5.875%	4/1/35	687	825
Newmont Mining Corp.	6.250%	10/1/39	1,317	1,650
Newmont Mining Corp.	4.875%	3/15/42	3,055	3,328
Nucor Corp.	6.400%	12/1/37	943	1,242
Nucor Corp.	5.200%	8/1/43	1,170	1,384
Placer Dome Inc.	6.450%	10/15/35	234	295
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,261	1,507
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	410	484
Praxair Inc.	3.550%	11/7/42	1,033	1,020
Rio Tinto Alcan Inc.	7.250%	3/15/31	843	1,113
Rio Tinto Alcan Inc.	6.125%	12/15/33	569	718
Rio Tinto Alcan Inc.	5.750%	6/1/35	810	986
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,364	1,809
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,137	2,549
Rio Tinto Finance USA plc	4.750%	3/22/42	1,340	1,516
Rio Tinto Finance USA plc	4.125%	8/21/42	1,733	1,811
Rohm & Haas Co.	7.850%	7/15/29	1,090	1,487
RPM International Inc.	5.250%	6/1/45	513	580
Sherwin-Williams Co.	4.000%	12/15/42	354	342
Sherwin-Williams Co.	4.550%	8/1/45	713	752
Sherwin-Williams Co.	4.500%	6/1/47	2,565	2,691
Southern Copper Corp.	7.500%	7/27/35	2,696	3,635
Southern Copper Corp.	6.750%	4/16/40	1,965	2,529
Southern Copper Corp.	5.250%	11/8/42	1,365	1,514
Southern Copper Corp.	5.875%	4/23/45	2,975	3,594
Syngenta Finance NV	4.375%	3/28/42	225	192
Vale Canada Ltd.	7.200%	9/15/32	510	573
Vale Overseas Ltd.	8.250%	1/17/34	708	937
Vale Overseas Ltd.	6.875%	11/21/36	5,763	7,045
Vale Overseas Ltd.	6.875%	11/10/39	3,002	3,677
Vale SA	5.625%	9/11/42	3,475	3,770
Westlake Chemical Corp.	5.000%	8/15/46	1,263	1,386
Westlake Chemical Corp.	4.375%	11/15/47	1,250	1,260
Westrock MWV LLC	8.200%	1/15/30	676	947
Weyerhaeuser Co.	7.375%	3/15/32	1,769	2,437
Weyerhaeuser Co.	6.875%	12/15/33	625	808
2 Yamana Gold Inc.	4.625%	12/15/27	658	655

Capital Goods (5.2%)
3M Co.	3.875%	6/15/44	390	405
3M Co.	3.125%	9/19/46	1,025	938
3M Co.	3.625%	10/15/47	2,450	2,467
4 ABB Finance USA Inc.	4.375%	5/8/42	1,159	1,247
Boeing Co.	6.125%	2/15/33	1,026	1,349
Boeing Co.	3.300%	3/1/35	70	67
Boeing Co.	6.625%	2/15/38	298	417
Boeing Co.	6.875%	3/15/39	958	1,393

Boeing Co.	5.875%	2/15/40	721	946
Boeing Co.	3.375%	6/15/46	1,228	1,163
Boeing Co.	3.650%	3/1/47	635	630
Carlisle Cos. Inc.	3.750%	12/1/27	1,000	1,005
Caterpillar Inc.	5.300%	9/15/35	648	774
Caterpillar Inc.	6.050%	8/15/36	933	1,230
Caterpillar Inc.	5.200%	5/27/41	889	1,096
Caterpillar Inc.	3.803%	8/15/42	4,735	4,925
Caterpillar Inc.	4.300%	5/15/44	570	641
Caterpillar Inc.	4.750%	5/15/64	894	1,018
Deere & Co.	5.375%	10/16/29	627	756
Deere & Co.	8.100%	5/15/30	204	295
Deere & Co.	7.125%	3/3/31	313	434
Deere & Co.	3.900%	6/9/42	2,803	2,955
Dover Corp.	5.375%	10/15/35	500	602
Dover Corp.	6.600%	3/15/38	125	167
Dover Corp.	5.375%	3/1/41	436	532
Eaton Corp.	4.000%	11/2/32	1,500	1,548
Eaton Corp.	4.150%	11/2/42	1,775	1,811
Eaton Corp.	3.915%	9/15/47	623	607
Emerson Electric Co.	5.250%	11/15/39	115	136
Fortive Corp.	4.300%	6/15/46	825	864
General Dynamics Corp.	3.600%	11/15/42	582	581
General Electric Capital Corp.	6.750%	3/15/32	6,360	8,620
General Electric Capital Corp.	6.150%	8/7/37	2,319	2,986
General Electric Capital Corp.	5.875%	1/14/38	6,253	7,894
General Electric Capital Corp.	6.875%	1/10/39	3,150	4,438
General Electric Co.	4.125%	10/9/42	3,705	3,778
General Electric Co.	4.500%	3/11/44	4,260	4,612
Harris Corp.	4.854%	4/27/35	1,319	1,463
Harris Corp.	6.150%	12/15/40	548	680
Harris Corp.	5.054%	4/27/45	923	1,057
Honeywell International Inc.	5.700%	3/15/36	863	1,110
Honeywell International Inc.	5.700%	3/15/37	1,491	1,926
Honeywell International Inc.	5.375%	3/1/41	516	652
2 Huntington Ingalls Industries Inc.	3.483%	12/1/27	1,100	1,099
Illinois Tool Works Inc.	4.875%	9/15/41	1,096	1,299
Illinois Tool Works Inc.	3.900%	9/1/42	2,651	2,751
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	1,261	1,570
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	878	958
Johnson Controls International plc	6.000%	1/15/36	510	634
Johnson Controls International plc	5.700%	3/1/41	430	498
Johnson Controls International plc	4.625%	7/2/44	1,005	1,076
Johnson Controls International plc	5.125%	9/14/45	1,251	1,440
Johnson Controls International plc	4.500%	2/15/47	1,122	1,196
Johnson Controls International plc	4.950%	7/2/64	655	712
Lafarge SA	7.125%	7/15/36	1,000	1,302
Lockheed Martin Corp.	3.600%	3/1/35	956	947
Lockheed Martin Corp.	4.500%	5/15/36	420	461
Lockheed Martin Corp.	6.150%	9/1/36	815	1,063
Lockheed Martin Corp.	5.720%	6/1/40	779	980
Lockheed Martin Corp.	4.850%	9/15/41	1,330	1,494
Lockheed Martin Corp.	4.070%	12/15/42	2,825	2,912
Lockheed Martin Corp.	3.800%	3/1/45	2,412	2,377
Lockheed Martin Corp.	4.700%	5/15/46	3,645	4,145
Lockheed Martin Corp.	4.090%	9/15/52	767	786
Masco Corp.	7.750%	8/1/29	140	183

Masco Corp.	6.500%	8/15/32	140	170
Masco Corp.	4.500%	5/15/47	753	758
Northrop Grumman Corp.	3.250%	1/15/28	3,290	3,290
Northrop Grumman Corp.	5.050%	11/15/40	871	1,006
Northrop Grumman Corp.	4.750%	6/1/43	1,863	2,114
Northrop Grumman Corp.	3.850%	4/15/45	1,939	1,920
Northrop Grumman Corp.	4.030%	10/15/47	3,770	3,851
Northrop Grumman Systems Corp.	7.750%	2/15/31	1,056	1,489
Owens Corning	7.000%	12/1/36	563	734
Owens Corning	4.300%	7/15/47	1,358	1,320
Parker-Hannifin Corp.	4.200%	11/21/34	853	907
Parker-Hannifin Corp.	6.250%	5/15/38	940	1,243
Parker-Hannifin Corp.	4.450%	11/21/44	498	545
2 Parker-Hannifin Corp.	4.100%	3/1/47	2,130	2,228
Precision Castparts Corp.	4.200%	6/15/35	225	237
Precision Castparts Corp.	3.900%	1/15/43	442	451
Precision Castparts Corp.	4.375%	6/15/45	1,263	1,399
Raytheon Co.	4.875%	10/15/40	733	864
Raytheon Co.	4.700%	12/15/41	773	894
Raytheon Co.	4.200%	12/15/44	753	821
Republic Services Inc.	6.200%	3/1/40	700	905
Republic Services Inc.	5.700%	5/15/41	620	766
Rockwell Collins Inc.	4.800%	12/15/43	648	730
Rockwell Collins Inc.	4.350%	4/15/47	2,090	2,235
Sonoco Products Co.	5.750%	11/1/40	1,018	1,204
Stanley Black & Decker Inc.	5.200%	9/1/40	590	687
Textron Inc.	3.375%	3/1/28	1,188	1,179
United Technologies Corp.	6.700%	8/1/28	600	776
United Technologies Corp.	7.500%	9/15/29	975	1,349
United Technologies Corp.	5.400%	5/1/35	1,028	1,223
United Technologies Corp.	6.050%	6/1/36	978	1,252
United Technologies Corp.	6.125%	7/15/38	1,674	2,188
United Technologies Corp.	5.700%	4/15/40	2,039	2,556
United Technologies Corp.	4.500%	6/1/42	6,890	7,496
United Technologies Corp.	4.150%	5/15/45	1,409	1,461
United Technologies Corp.	3.750%	11/1/46	2,425	2,372
United Technologies Corp.	4.050%	5/4/47	1,050	1,082
Vulcan Materials Co.	4.500%	6/15/47	1,408	1,420
Waste Management Inc.	7.000%	7/15/28	230	299
Waste Management Inc.	3.900%	3/1/35	1,930	2,007
Waste Management Inc.	6.125%	11/30/39	350	455
Waste Management Inc.	4.100%	3/1/45	1,188	1,251
WW Grainger Inc.	4.600%	6/15/45	2,191	2,367
WW Grainger Inc.	3.750%	5/15/46	1,038	984
WW Grainger Inc.	4.200%	5/15/47	275	281
Xylem Inc.	4.375%	11/1/46	709	742

Communication (15.0%)
21st Century Fox America Inc.	6.550%	3/15/33	576	723
21st Century Fox America Inc.	6.200%	12/15/34	2,075	2,551
21st Century Fox America Inc.	6.400%	12/15/35	2,290	2,873
21st Century Fox America Inc.	8.150%	10/17/36	481	703
21st Century Fox America Inc.	6.150%	3/1/37	2,805	3,454
21st Century Fox America Inc.	6.650%	11/15/37	2,572	3,348
21st Century Fox America Inc.	7.850%	3/1/39	345	491
21st Century Fox America Inc.	6.900%	8/15/39	1,185	1,564
21st Century Fox America Inc.	6.150%	2/15/41	2,485	3,072

21st Century Fox America Inc.	5.400%	10/1/43	1,245	1,423
21st Century Fox America Inc.	4.750%	9/15/44	1,325	1,393
21st Century Fox America Inc.	4.950%	10/15/45	700	751
21st Century Fox America Inc.	7.750%	12/1/45	405	598
21st Century Fox America Inc.	4.750%	11/15/46	1,125	1,184
Activision Blizzard Inc.	4.500%	6/15/47	1,263	1,297
America Movil SAB de CV	6.375%	3/1/35	1,980	2,469
America Movil SAB de CV	6.125%	11/15/37	800	981
America Movil SAB de CV	6.125%	3/30/40	3,951	4,902
America Movil SAB de CV	4.375%	7/16/42	2,300	2,409
Ameritech Capital Funding Corp.	6.550%	1/15/28	435	508
AT&T Corp.	8.250%	11/15/31	972	1,349
2 AT&T Inc.	4.300%	2/15/30	6,300	6,351
AT&T Inc.	6.450%	6/15/34	550	638
AT&T Inc.	4.500%	5/15/35	5,985	5,818
AT&T Inc.	5.250%	3/1/37	7,159	7,471
AT&T Inc.	4.900%	8/14/37	8,700	8,670
AT&T Inc.	6.500%	9/1/37	1,310	1,564
AT&T Inc.	6.300%	1/15/38	2,405	2,783
AT&T Inc.	6.550%	2/15/39	404	485
AT&T Inc.	6.350%	3/15/40	1,113	1,289
AT&T Inc.	6.000%	8/15/40	1,301	1,469
AT&T Inc.	5.350%	9/1/40	4,114	4,264
AT&T Inc.	6.375%	3/1/41	2,070	2,412
AT&T Inc.	5.550%	8/15/41	1,699	1,814
AT&T Inc.	5.150%	3/15/42	3,809	3,847
AT&T Inc.	4.300%	12/15/42	3,659	3,376
AT&T Inc.	4.800%	6/15/44	5,188	5,024
AT&T Inc.	4.350%	6/15/45	6,781	6,100
AT&T Inc.	4.750%	5/15/46	6,893	6,595
AT&T Inc.	5.450%	3/1/47	6,284	6,619
AT&T Inc.	4.500%	3/9/48	8,608	7,844
AT&T Inc.	4.550%	3/9/49	3,932	3,626
AT&T Inc.	5.150%	2/14/50	9,800	9,712
AT&T Inc.	5.700%	3/1/57	1,660	1,779
AT&T Inc.	5.300%	8/14/58	5,350	5,308
AT&T Mobility LLC	7.125%	12/15/31	841	1,070
Bellsouth Capital Funding Corp.	7.875%	2/15/30	1,144	1,511
BellSouth LLC	6.875%	10/15/31	836	1,020
BellSouth LLC	6.550%	6/15/34	445	520
BellSouth LLC	6.000%	11/15/34	450	495
BellSouth Telecommunications LLC	6.375%	6/1/28	597	691
British Telecommunications plc	9.125%	12/15/30	5,452	8,084
CBS Corp.	3.375%	2/15/28	1,545	1,471
2 CBS Corp.	3.700%	6/1/28	1,150	1,121
CBS Corp.	7.875%	7/30/30	931	1,259
CBS Corp.	5.500%	5/15/33	741	818
CBS Corp.	5.900%	10/15/40	546	636
CBS Corp.	4.850%	7/1/42	923	946
CBS Corp.	4.900%	8/15/44	1,412	1,446
CBS Corp.	4.600%	1/15/45	1,080	1,068
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	5/1/47	5,210	5,236
Charter Communications Operating LLC /
Charter Communications Operating Capital	3.750%	2/15/28	1,950	1,852
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.200%	3/15/28	2,800	2,753

Charter Communications Operating LLC /
Charter Communications Operating Capital	6.384%	10/23/35	3,745	4,310
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	8,275	9,433
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.834%	10/23/55	460	530
Comcast Corp.	3.150%	2/15/28	3,715	3,656
Comcast Corp.	4.250%	1/15/33	4,068	4,365
Comcast Corp.	7.050%	3/15/33	1,180	1,610
Comcast Corp.	4.200%	8/15/34	2,909	3,078
Comcast Corp.	5.650%	6/15/35	1,290	1,582
Comcast Corp.	4.400%	8/15/35	1,826	1,974
Comcast Corp.	6.500%	11/15/35	1,838	2,454
Comcast Corp.	3.200%	7/15/36	2,146	2,005
Comcast Corp.	6.450%	3/15/37	1,615	2,146
Comcast Corp.	6.950%	8/15/37	1,602	2,234
Comcast Corp.	6.400%	5/15/38	1,043	1,382
Comcast Corp.	6.400%	3/1/40	911	1,208
Comcast Corp.	4.650%	7/15/42	2,344	2,550
Comcast Corp.	4.500%	1/15/43	1,535	1,648
Comcast Corp.	4.750%	3/1/44	1,995	2,216
Comcast Corp.	4.600%	8/15/45	2,920	3,181
Comcast Corp.	3.400%	7/15/46	2,786	2,538
Comcast Corp.	4.000%	8/15/47	1,342	1,340
2 Comcast Corp.	3.969%	11/1/47	3,876	3,877
2 Comcast Corp.	3.999%	11/1/49	3,967	3,926
2 Comcast Corp.	4.049%	11/1/52	2,980	2,953
Crown Castle International Corp.	4.750%	5/15/47	1,375	1,420
Deutsche Telekom International Finance BV	8.750%	6/15/30	7,950	11,626
Discovery Communications LLC	3.950%	3/20/28	4,365	4,271
Discovery Communications LLC	5.000%	9/20/37	2,888	2,907
Discovery Communications LLC	6.350%	6/1/40	1,535	1,754
Discovery Communications LLC	4.950%	5/15/42	1,855	1,794
Discovery Communications LLC	4.875%	4/1/43	1,894	1,810
Discovery Communications LLC	5.200%	9/20/47	2,175	2,163
Grupo Televisa SAB	8.500%	3/11/32	515	681
Grupo Televisa SAB	6.625%	1/15/40	1,169	1,417
Grupo Televisa SAB	5.000%	5/13/45	1,738	1,739
Grupo Televisa SAB	6.125%	1/31/46	2,651	3,091
Historic TW Inc.	6.625%	5/15/29	793	979
Koninklijke KPN NV	8.375%	10/1/30	1,326	1,820
2 Moody's Corp.	3.250%	1/15/28	793	785
Moody's Corp.	5.250%	7/15/44	1,095	1,298
NBCUniversal Media LLC	6.400%	4/30/40	1,175	1,556
NBCUniversal Media LLC	5.950%	4/1/41	2,300	2,911
NBCUniversal Media LLC	4.450%	1/15/43	1,900	2,013
New Cingular Wireless Services Inc.	8.750%	3/1/31	1,145	1,629
Orange SA	9.000%	3/1/31	5,040	7,531
Orange SA	5.375%	1/13/42	1,781	2,115
Orange SA	5.500%	2/6/44	1,449	1,752
Qwest Corp.	6.875%	9/15/33	442	417
Rogers Communications Inc.	7.500%	8/15/38	675	940
Rogers Communications Inc.	4.500%	3/15/43	934	982
Rogers Communications Inc.	5.450%	10/1/43	1,288	1,543
Rogers Communications Inc.	5.000%	3/15/44	2,101	2,393
S&P Global Inc.	6.550%	11/15/37	1,039	1,354
TCI Communications Inc.	7.125%	2/15/28	571	740

Telefonica Emisiones SAU	7.045%	6/20/36	4,238	5,586
Telefonica Emisiones SAU	5.213%	3/8/47	5,081	5,547
Telefonica Europe BV	8.250%	9/15/30	1,957	2,750
Thomson Reuters Corp.	5.500%	8/15/35	750	852
Thomson Reuters Corp.	5.850%	4/15/40	967	1,152
Thomson Reuters Corp.	4.500%	5/23/43	275	278
Thomson Reuters Corp.	5.650%	11/23/43	1,067	1,251
Time Warner Cable LLC	6.550%	5/1/37	2,939	3,369
Time Warner Cable LLC	7.300%	7/1/38	2,650	3,271
Time Warner Cable LLC	6.750%	6/15/39	3,416	3,999
Time Warner Cable LLC	5.875%	11/15/40	2,458	2,653
Time Warner Cable LLC	5.500%	9/1/41	2,550	2,660
Time Warner Cable LLC	4.500%	9/15/42	2,280	2,085
Time Warner Cos. Inc.	6.950%	1/15/28	1,093	1,360
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,448	1,968
Time Warner Inc.	7.625%	4/15/31	1,448	1,971
Time Warner Inc.	7.700%	5/1/32	1,313	1,804
Time Warner Inc.	6.500%	11/15/36	1,216	1,501
Time Warner Inc.	6.200%	3/15/40	922	1,106
Time Warner Inc.	6.100%	7/15/40	1,773	2,105
Time Warner Inc.	6.250%	3/29/41	1,375	1,653
Time Warner Inc.	5.375%	10/15/41	1,170	1,284
Time Warner Inc.	4.900%	6/15/42	1,448	1,492
Time Warner Inc.	5.350%	12/15/43	963	1,050
Time Warner Inc.	4.650%	6/1/44	1,177	1,170
Time Warner Inc.	4.850%	7/15/45	2,699	2,778
Verizon Communications Inc.	4.500%	8/10/33	6,475	6,706
Verizon Communications Inc.	4.400%	11/1/34	6,357	6,382
Verizon Communications Inc.	4.272%	1/15/36	6,725	6,612
Verizon Communications Inc.	5.250%	3/16/37	6,705	7,333
Verizon Communications Inc.	4.812%	3/15/39	4,608	4,735
Verizon Communications Inc.	4.750%	11/1/41	1,395	1,412
Verizon Communications Inc.	3.850%	11/1/42	3,661	3,248
Verizon Communications Inc.	6.550%	9/15/43	875	1,104
Verizon Communications Inc.	4.125%	8/15/46	3,890	3,541
Verizon Communications Inc.	4.862%	8/21/46	10,143	10,324
Verizon Communications Inc.	5.500%	3/16/47	3,435	3,836
Verizon Communications Inc.	4.522%	9/15/48	9,124	8,807
Verizon Communications Inc.	5.012%	4/15/49	8,254	8,553
Verizon Communications Inc.	5.012%	8/21/54	10,674	10,736
Verizon Communications Inc.	4.672%	3/15/55	9,969	9,471
Viacom Inc.	4.850%	12/15/34	1,650	1,545
Viacom Inc.	6.875%	4/30/36	993	1,102
Viacom Inc.	4.375%	3/15/43	4,225	3,535
Viacom Inc.	5.850%	9/1/43	1,710	1,703
Viacom Inc.	5.250%	4/1/44	696	655
Vodafone Group plc	7.875%	2/15/30	1,533	2,056
Vodafone Group plc	6.250%	11/30/32	1,404	1,701
Vodafone Group plc	6.150%	2/27/37	2,635	3,222
Vodafone Group plc	4.375%	2/19/43	2,833	2,841
Walt Disney Co.	7.000%	3/1/32	840	1,168
Walt Disney Co.	4.375%	8/16/41	766	837
Walt Disney Co.	4.125%	12/1/41	1,458	1,521
Walt Disney Co.	3.700%	12/1/42	1,540	1,518
Walt Disney Co.	4.125%	6/1/44	1,870	1,978
Walt Disney Co.	3.000%	7/30/46	575	504
WPP Finance 2010	5.125%	9/7/42	600	627

WPP Finance 2010	5.625%	11/15/43	998	1,139

Consumer Cyclical (6.8%)
Alibaba Group Holding Ltd.	3.400%	12/6/27	4,200	4,169
Alibaba Group Holding Ltd.	4.500%	11/28/34	1,993	2,178
Alibaba Group Holding Ltd.	4.000%	12/6/37	1,800	1,825
Alibaba Group Holding Ltd.	4.200%	12/6/47	3,300	3,341
Alibaba Group Holding Ltd.	4.400%	12/6/57	2,000	2,032
Amazon.com Inc.	4.800%	12/5/34	2,467	2,846
2 Amazon.com Inc.	3.875%	8/22/37	6,235	6,487
Amazon.com Inc.	4.950%	12/5/44	2,684	3,149
2 Amazon.com Inc.	4.050%	8/22/47	6,380	6,643
2 Amazon.com Inc.	4.250%	8/22/57	4,400	4,620
Bed Bath & Beyond Inc.	4.915%	8/1/34	750	658
Bed Bath & Beyond Inc.	5.165%	8/1/44	1,595	1,348
BorgWarner Inc.	4.375%	3/15/45	915	933
Cummins Inc.	7.125%	3/1/28	425	561
Cummins Inc.	4.875%	10/1/43	588	686
CVS Health Corp.	4.875%	7/20/35	1,200	1,285
CVS Health Corp.	5.300%	12/5/43	2,243	2,521
CVS Health Corp.	5.125%	7/20/45	6,453	7,092
Daimler Finance North America LLC	8.500%	1/18/31	2,837	4,235
Darden Restaurants Inc.	6.800%	10/15/37	500	657
Delphi Automotive plc	4.400%	10/1/46	605	612
eBay Inc.	4.000%	7/15/42	1,197	1,086
2 Expedia Inc.	3.800%	2/15/28	1,850	1,776
Ford Holdings LLC	9.300%	3/1/30	345	485
Ford Motor Co.	6.625%	10/1/28	1,208	1,468
Ford Motor Co.	6.375%	2/1/29	546	631
Ford Motor Co.	7.450%	7/16/31	3,607	4,656
Ford Motor Co.	4.750%	1/15/43	2,976	2,950
Ford Motor Co.	7.400%	11/1/46	598	793
Ford Motor Co.	5.291%	12/8/46	2,715	2,887
General Motors Co.	5.000%	4/1/35	1,391	1,443
General Motors Co.	6.600%	4/1/36	2,190	2,616
General Motors Co.	5.150%	4/1/38	2,448	2,561
General Motors Co.	6.250%	10/2/43	2,814	3,271
General Motors Co.	5.200%	4/1/45	3,133	3,207
General Motors Co.	6.750%	4/1/46	1,870	2,287
General Motors Co.	5.400%	4/1/48	1,488	1,578
Harley-Davidson Inc.	4.625%	7/28/45	363	386
Home Depot Inc.	5.875%	12/16/36	5,952	7,846
Home Depot Inc.	5.400%	9/15/40	1,230	1,528
Home Depot Inc.	5.950%	4/1/41	1,675	2,210
Home Depot Inc.	4.200%	4/1/43	2,834	3,032
Home Depot Inc.	4.875%	2/15/44	878	1,027
Home Depot Inc.	4.400%	3/15/45	2,940	3,228
Home Depot Inc.	4.250%	4/1/46	2,740	2,948
Home Depot Inc.	3.900%	6/15/47	1,850	1,893
Home Depot Inc.	3.500%	9/15/56	1,563	1,442
Kohl's Corp.	5.550%	7/17/45	785	763
Lowe's Cos. Inc.	6.500%	3/15/29	331	424
Lowe's Cos. Inc.	4.650%	4/15/42	1,210	1,356
Lowe's Cos. Inc.	4.250%	9/15/44	818	864
Lowe's Cos. Inc.	4.375%	9/15/45	1,901	2,043
Lowe's Cos. Inc.	3.700%	4/15/46	3,455	3,384
Lowe's Cos. Inc.	4.050%	5/3/47	3,234	3,336

Macy's Retail Holdings Inc.	7.000%	2/15/28	450	475
Macy's Retail Holdings Inc.	6.900%	4/1/29	690	728
Macy's Retail Holdings Inc.	6.900%	1/15/32	225	229
Macy's Retail Holdings Inc.	6.700%	7/15/34	340	346
Macy's Retail Holdings Inc.	4.500%	12/15/34	905	746
Macy's Retail Holdings Inc.	6.375%	3/15/37	860	862
Mastercard Inc.	3.800%	11/21/46	1,160	1,195
McDonald's Corp.	4.700%	12/9/35	2,755	3,085
McDonald's Corp.	6.300%	10/15/37	1,300	1,697
McDonald's Corp.	6.300%	3/1/38	1,371	1,793
McDonald's Corp.	5.700%	2/1/39	420	515
McDonald's Corp.	3.700%	2/15/42	1,002	961
McDonald's Corp.	3.625%	5/1/43	1,003	944
McDonald's Corp.	4.600%	5/26/45	1,089	1,188
McDonald's Corp.	4.875%	12/9/45	3,677	4,144
McDonald's Corp.	4.450%	3/1/47	1,081	1,151
NIKE Inc.	3.625%	5/1/43	408	400
NIKE Inc.	3.875%	11/1/45	2,096	2,145
NIKE Inc.	3.375%	11/1/46	1,065	1,000
Nordstrom Inc.	6.950%	3/15/28	555	619
Nordstrom Inc.	5.000%	1/15/44	1,799	1,694
Priceline Group Inc.	3.550%	3/15/28	2,397	2,371
QVC Inc.	5.450%	8/15/34	685	680
QVC Inc.	5.950%	3/15/43	105	103
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	1,000	991
Starbucks Corp.	4.300%	6/15/45	440	478
Starbucks Corp.	3.750%	12/1/47	1,300	1,296
Target Corp.	6.350%	11/1/32	344	443
Target Corp.	6.500%	10/15/37	1,027	1,411
Target Corp.	7.000%	1/15/38	1,175	1,709
Target Corp.	4.000%	7/1/42	2,557	2,577
Target Corp.	3.625%	4/15/46	2,210	2,081
Target Corp.	3.900%	11/15/47	1,750	1,717
VF Corp.	6.450%	11/1/37	720	938
Visa Inc.	4.150%	12/14/35	3,685	4,029
Visa Inc.	4.300%	12/14/45	6,297	6,971
Visa Inc.	3.650%	9/15/47	1,475	1,478
Wal-Mart Stores Inc.	7.550%	2/15/30	1,743	2,524
Wal-Mart Stores Inc.	5.250%	9/1/35	5,525	6,881
Wal-Mart Stores Inc.	6.200%	4/15/38	3,784	5,244
Wal-Mart Stores Inc.	5.625%	4/1/40	2,397	3,178
Wal-Mart Stores Inc.	4.875%	7/8/40	1,025	1,243
Wal-Mart Stores Inc.	5.000%	10/25/40	1,333	1,637
Wal-Mart Stores Inc.	5.625%	4/15/41	2,631	3,504
Wal-Mart Stores Inc.	4.000%	4/11/43	1,411	1,527
Wal-Mart Stores Inc.	4.750%	10/2/43	850	1,024
Wal-Mart Stores Inc.	4.300%	4/22/44	1,027	1,168
Wal-Mart Stores Inc.	3.625%	12/15/47	1,913	1,973
Walgreen Co.	4.400%	9/15/42	610	602
Walgreens Boots Alliance Inc.	4.500%	11/18/34	1,251	1,295
Walgreens Boots Alliance Inc.	4.800%	11/18/44	2,969	3,090
Walgreens Boots Alliance Inc.	4.650%	6/1/46	1,475	1,516
Western Union Co.	6.200%	11/17/36	823	885
Western Union Co.	6.200%	6/21/40	180	189

Consumer Noncyclical (16.6%)
Abbott Laboratories	4.750%	11/30/36	4,710	5,152

Abbott Laboratories	6.150%	11/30/37	920	1,143
Abbott Laboratories	6.000%	4/1/39	814	997
Abbott Laboratories	5.300%	5/27/40	1,318	1,505
Abbott Laboratories	4.750%	4/15/43	1,263	1,378
Abbott Laboratories	4.900%	11/30/46	6,575	7,358
AbbVie Inc.	4.500%	5/14/35	5,435	5,816
AbbVie Inc.	4.300%	5/14/36	2,403	2,507
AbbVie Inc.	4.400%	11/6/42	5,109	5,341
AbbVie Inc.	4.700%	5/14/45	4,855	5,259
AbbVie Inc.	4.450%	5/14/46	4,351	4,562
Actavis Inc.	4.625%	10/1/42	650	664
AHS Hospital Corp.	5.024%	7/1/45	763	910
Allergan Funding SCS	4.550%	3/15/35	6,200	6,431
Allergan Funding SCS	4.850%	6/15/44	2,886	3,023
Allergan Funding SCS	4.750%	3/15/45	1,985	2,073
Altria Group Inc.	4.250%	8/9/42	2,896	2,955
Altria Group Inc.	4.500%	5/2/43	1,180	1,251
Altria Group Inc.	5.375%	1/31/44	3,741	4,469
Altria Group Inc.	3.875%	9/16/46	1,810	1,763
AmerisourceBergen Corp.	3.450%	12/15/27	1,000	995
AmerisourceBergen Corp.	4.250%	3/1/45	898	886
AmerisourceBergen Corp.	4.300%	12/15/47	1,800	1,792
Amgen Inc.	6.400%	2/1/39	2,445	3,159
Amgen Inc.	4.950%	10/1/41	1,535	1,735
Amgen Inc.	5.150%	11/15/41	2,725	3,169
Amgen Inc.	4.400%	5/1/45	5,676	5,967
Amgen Inc.	4.563%	6/15/48	2,550	2,737
Amgen Inc.	4.663%	6/15/51	6,157	6,640
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	11,852	13,065
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,490	1,474
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	1,025	1,113
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	19,212	21,636
Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,475	1,826
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	2,360	3,706
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	728	1,140
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	3,479	3,896
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	2,724	2,603
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,710	4,965
Archer-Daniels-Midland Co.	5.935%	10/1/32	605	756
Archer-Daniels-Midland Co.	5.375%	9/15/35	935	1,127
Archer-Daniels-Midland Co.	4.535%	3/26/42	1,396	1,544
Archer-Daniels-Midland Co.	4.016%	4/16/43	1,657	1,707
Archer-Daniels-Midland Co.	3.750%	9/15/47	1,400	1,386
Ascension Health	3.945%	11/15/46	2,325	2,398
1 Ascension Health	4.847%	11/15/53	738	857
AstraZeneca plc	6.450%	9/15/37	5,208	6,943
AstraZeneca plc	4.000%	9/18/42	2,922	2,919
AstraZeneca plc	4.375%	11/16/45	1,319	1,402
2 BAT Capital Corp.	4.390%	8/15/37	5,950	6,128
2 BAT Capital Corp.	4.540%	8/15/47	4,430	4,563
Baxalta Inc.	5.250%	6/23/45	1,975	2,242
Baxter International Inc.	3.500%	8/15/46	758	676
Baylor Scott & White Holdings	3.967%	11/15/46	200	205
Baylor Scott & White Holdings Texas
Revenue	4.185%	11/15/45	1,456	1,563
Becton Dickinson & Co.	5.000%	11/12/40	657	709
Becton Dickinson & Co.	4.875%	5/15/44	1,000	1,041

Becton Dickinson & Co.	4.685%	12/15/44	2,046	2,152
Becton Dickinson & Co.	4.669%	6/6/47	2,200	2,306
Biogen Inc.	5.200%	9/15/45	3,458	3,974
Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	585	624
Boston Scientific Corp.	7.000%	11/15/35	650	840
Boston Scientific Corp.	7.375%	1/15/40	528	719
Bristol-Myers Squibb Co.	3.250%	8/1/42	1,817	1,703
Bristol-Myers Squibb Co.	4.500%	3/1/44	163	184
Brown-Forman Corp.	4.500%	7/15/45	1,041	1,158
Campbell Soup Co.	3.800%	8/2/42	925	888
Cardinal Health Inc.	4.600%	3/15/43	752	764
Cardinal Health Inc.	4.500%	11/15/44	947	946
Cardinal Health Inc.	4.900%	9/15/45	575	607
Cardinal Health Inc.	4.368%	6/15/47	1,125	1,110
1 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	1,504	1,401
Celgene Corp.	5.250%	8/15/43	585	658
Celgene Corp.	4.625%	5/15/44	1,560	1,628
Celgene Corp.	5.000%	8/15/45	4,135	4,560
Celgene Corp.	4.350%	11/15/47	900	909
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	425	455
Church & Dwight Co. Inc.	3.950%	8/1/47	713	701
City of Hope	5.623%	11/15/43	575	722
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	788	881
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,200	1,390
Colgate-Palmolive Co.	4.000%	8/15/45	1,421	1,490
Colgate-Palmolive Co.	3.700%	8/1/47	1,160	1,163
Conagra Brands Inc.	7.000%	10/1/28	1,001	1,244
Conagra Brands Inc.	8.250%	9/15/30	548	753
Constellation Brands Inc.	4.500%	5/9/47	1,388	1,468
Danaher Corp.	4.375%	9/15/45	747	829
Delhaize America LLC	9.000%	4/15/31	320	457
Diageo Capital plc	5.875%	9/30/36	1,056	1,379
Diageo Capital plc	3.875%	4/29/43	783	810
Diageo Investment Corp.	7.450%	4/15/35	787	1,154
Diageo Investment Corp.	4.250%	5/11/42	1,382	1,486
Dignity Health California GO	4.500%	11/1/42	625	604
Dignity Health California GO	5.267%	11/1/64	413	435
2 Dr Pepper Snapple Group Inc.	4.500%	11/15/45	763	802
Dr Pepper Snapple Group Inc.	4.420%	12/15/46	663	688
Duke University Health System Inc.	3.920%	6/1/47	1,068	1,101
Eli Lilly & Co.	5.550%	3/15/37	1,071	1,341
Eli Lilly & Co.	3.700%	3/1/45	1,661	1,665
Eli Lilly & Co.	3.950%	5/15/47	875	916
Estee Lauder Cos. Inc.	6.000%	5/15/37	740	948
Estee Lauder Cos. Inc.	4.375%	6/15/45	928	1,016
Estee Lauder Cos. Inc.	4.150%	3/15/47	933	1,008
Express Scripts Holding Co.	6.125%	11/15/41	928	1,111
Express Scripts Holding Co.	4.800%	7/15/46	4,155	4,295
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	898	927
Genentech Inc.	5.250%	7/15/35	488	583
General Mills Inc.	5.400%	6/15/40	923	1,090
General Mills Inc.	4.150%	2/15/43	625	631
Gilead Sciences Inc.	4.600%	9/1/35	2,099	2,318
Gilead Sciences Inc.	4.000%	9/1/36	2,825	2,905
Gilead Sciences Inc.	5.650%	12/1/41	973	1,214
Gilead Sciences Inc.	4.800%	4/1/44	3,704	4,140
Gilead Sciences Inc.	4.500%	2/1/45	4,834	5,176

Gilead Sciences Inc.	4.750%	3/1/46	3,875	4,352
Gilead Sciences Inc.	4.150%	3/1/47	2,952	3,024
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,055	1,268
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	5,100	7,038
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,402	1,512
Hackensack Meridian Health	4.500%	7/1/57	413	454
Hasbro Inc.	6.350%	3/15/40	588	701
Hasbro Inc.	5.100%	5/15/44	868	891
JM Smucker Co.	4.250%	3/15/35	1,200	1,251
JM Smucker Co.	4.375%	3/15/45	1,238	1,288
Johns Hopkins Health System Corp.	3.837%	5/15/46	713	715
Johnson & Johnson	2.900%	1/15/28	2,980	2,978
Johnson & Johnson	6.950%	9/1/29	410	556
Johnson & Johnson	4.950%	5/15/33	768	915
Johnson & Johnson	4.375%	12/5/33	1,440	1,624
Johnson & Johnson	3.550%	3/1/36	2,559	2,612
Johnson & Johnson	3.625%	3/3/37	4,093	4,230
Johnson & Johnson	5.950%	8/15/37	1,293	1,753
Johnson & Johnson	3.400%	1/15/38	1,800	1,803
Johnson & Johnson	5.850%	7/15/38	803	1,072
Johnson & Johnson	4.500%	9/1/40	747	847
Johnson & Johnson	4.850%	5/15/41	420	501
Johnson & Johnson	4.500%	12/5/43	800	915
Johnson & Johnson	3.700%	3/1/46	2,820	2,891
Johnson & Johnson	3.750%	3/3/47	2,850	2,949
Johnson & Johnson	3.500%	1/15/48	2,825	2,816
Kaiser Foundation Hospitals	4.875%	4/1/42	1,820	2,136
Kaiser Foundation Hospitals	4.150%	5/1/47	2,400	2,571
Kellogg Co.	7.450%	4/1/31	997	1,334
Kellogg Co.	4.500%	4/1/46	1,300	1,358
Kimberly-Clark Corp.	6.625%	8/1/37	808	1,132
Kimberly-Clark Corp.	5.300%	3/1/41	950	1,178
Kimberly-Clark Corp.	3.700%	6/1/43	644	629
Kimberly-Clark Corp.	3.200%	7/30/46	1,750	1,606
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,239	2,589
Koninklijke Philips NV	6.875%	3/11/38	175	235
Koninklijke Philips NV	5.000%	3/15/42	2,298	2,662
Kraft Foods Group Inc.	6.875%	1/26/39	2,120	2,721
Kraft Foods Group Inc.	6.500%	2/9/40	1,878	2,341
Kraft Foods Group Inc.	5.000%	6/4/42	3,441	3,612
Kraft Heinz Foods Co.	5.000%	7/15/35	1,998	2,170
Kraft Heinz Foods Co.	5.200%	7/15/45	4,386	4,747
Kraft Heinz Foods Co.	4.375%	6/1/46	5,640	5,433
Laboratory Corp. of America Holdings	4.700%	2/1/45	1,896	2,002
Mattel Inc.	5.450%	11/1/41	450	424
1 Mayo Clinic	3.774%	11/15/43	750	744
1 Mayo Clinic	4.000%	11/15/47	648	662
1 Mayo Clinic	4.128%	11/15/52	400	420
McCormick & Co. Inc.	4.200%	8/15/47	825	857
McKesson Corp.	6.000%	3/1/41	1,120	1,354
McKesson Corp.	4.883%	3/15/44	1,199	1,289
Mead Johnson Nutrition Co.	5.900%	11/1/39	595	745
Mead Johnson Nutrition Co.	4.600%	6/1/44	814	888
Medtronic Inc.	4.375%	3/15/35	6,252	6,840
Medtronic Inc.	6.500%	3/15/39	155	211
Medtronic Inc.	5.550%	3/15/40	1,468	1,813
Medtronic Inc.	4.500%	3/15/42	1,757	1,919

Medtronic Inc.	4.625%	3/15/44	1,407	1,587
Medtronic Inc.	4.625%	3/15/45	8,228	9,379
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	635	751
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	895	942
Memorial Sloan-Kettering Cancer Center New
York GO	4.200%	7/1/55	753	798
Merck & Co. Inc.	3.600%	9/15/42	865	861
Merck & Co. Inc.	4.150%	5/18/43	1,650	1,781
Merck & Co. Inc.	3.700%	2/10/45	4,145	4,182
Molson Coors Brewing Co.	5.000%	5/1/42	2,942	3,243
Molson Coors Brewing Co.	4.200%	7/15/46	3,182	3,152
Mondelez International Inc.	6.500%	2/9/40	909	1,172
Mylan Inc.	5.400%	11/29/43	682	726
Mylan NV	5.250%	6/15/46	1,900	2,030
New York & Presbyterian Hospital	4.024%	8/1/45	1,438	1,484
New York & Presbyterian Hospital	4.063%	8/1/56	713	729
Newell Brands Inc.	5.375%	4/1/36	1,625	1,870
Newell Brands Inc.	5.500%	4/1/46	3,576	4,237
Northwell Healthcare Inc.	3.979%	11/1/46	1,000	965
Northwell Healthcare Inc.	4.260%	11/1/47	1,600	1,614
Novartis Capital Corp.	3.700%	9/21/42	871	880
Novartis Capital Corp.	4.400%	5/6/44	4,625	5,168
Novartis Capital Corp.	4.000%	11/20/45	1,525	1,613
NYU Hospitals Center	4.784%	7/1/44	438	493
1 NYU Hospitals Center	4.368%	7/1/47	1,188	1,276
Partners Healthcare System Inc.	4.117%	7/1/55	475	502
PepsiCo Inc.	5.500%	1/15/40	1,688	2,133
PepsiCo Inc.	4.875%	11/1/40	1,404	1,646
PepsiCo Inc.	4.000%	3/5/42	1,195	1,241
PepsiCo Inc.	3.600%	8/13/42	350	344
PepsiCo Inc.	4.250%	10/22/44	1,697	1,823
PepsiCo Inc.	4.600%	7/17/45	662	749
PepsiCo Inc.	4.450%	4/14/46	3,815	4,245
PepsiCo Inc.	3.450%	10/6/46	2,403	2,294
PepsiCo Inc.	4.000%	5/2/47	2,305	2,408
Perrigo Finance Unlimited Co.	4.900%	12/15/44	1,509	1,546
Pfizer Inc.	4.000%	12/15/36	1,123	1,206
Pfizer Inc.	7.200%	3/15/39	5,612	8,425
Pfizer Inc.	5.600%	9/15/40	36	46
Pfizer Inc.	4.300%	6/15/43	1,420	1,556
Pfizer Inc.	4.400%	5/15/44	2,360	2,630
Pfizer Inc.	4.125%	12/15/46	2,878	3,075
Pharmacia LLC	6.600%	12/1/28	1,105	1,439
Philip Morris International Inc.	6.375%	5/16/38	2,199	2,928
Philip Morris International Inc.	4.375%	11/15/41	1,280	1,344
Philip Morris International Inc.	4.500%	3/20/42	1,219	1,298
Philip Morris International Inc.	3.875%	8/21/42	1,395	1,366
Philip Morris International Inc.	4.125%	3/4/43	2,405	2,434
Philip Morris International Inc.	4.875%	11/15/43	1,515	1,696
Philip Morris International Inc.	4.250%	11/10/44	2,817	2,909
Procter & Gamble Co.	5.500%	2/1/34	1,975	2,511
Procter & Gamble Co.	5.550%	3/5/37	1,800	2,359
Procter & Gamble Co.	3.500%	10/25/47	1,250	1,241
1 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	800	778

Quest Diagnostics Inc.	4.700%	3/30/45	513	536
Reynolds American Inc.	5.700%	8/15/35	2,445	2,880
Reynolds American Inc.	7.250%	6/15/37	1,026	1,410
Reynolds American Inc.	6.150%	9/15/43	238	299
Reynolds American Inc.	5.850%	8/15/45	4,289	5,216
RWJ Barnabas Health Inc.	3.949%	7/1/46	838	844
Stryker Corp.	4.100%	4/1/43	858	873
Stryker Corp.	4.375%	5/15/44	600	638
Stryker Corp.	4.625%	3/15/46	1,920	2,140
Sysco Corp.	5.375%	9/21/35	1,389	1,639
Sysco Corp.	4.850%	10/1/45	350	390
Sysco Corp.	4.500%	4/1/46	935	991
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	1,478	1,475
Teva Pharmaceutical Finance Netherlands III
BV	4.100%	10/1/46	3,702	2,797
1 Texas Health Resources	4.330%	11/15/55	552	575
The Kroger Co.	7.700%	6/1/29	680	883
The Kroger Co.	8.000%	9/15/29	200	264
The Kroger Co.	7.500%	4/1/31	581	757
The Kroger Co.	6.900%	4/15/38	233	293
The Kroger Co.	5.400%	7/15/40	1,063	1,143
The Kroger Co.	5.150%	8/1/43	940	988
The Kroger Co.	3.875%	10/15/46	725	646
The Kroger Co.	4.450%	2/1/47	2,700	2,611
The Kroger Co.	4.650%	1/15/48	925	925
The Pepsi Bottling Group Inc.	7.000%	3/1/29	2,390	3,229
Thermo Fisher Scientific Inc.	5.300%	2/1/44	708	840
Thermo Fisher Scientific Inc.	4.100%	8/15/47	1,400	1,405
Trinity Health Corp.	4.125%	12/1/45	600	603
Tyson Foods Inc.	4.875%	8/15/34	951	1,056
Tyson Foods Inc.	5.150%	8/15/44	1,455	1,671
Tyson Foods Inc.	4.550%	6/2/47	905	968
Unilever Capital Corp.	5.900%	11/15/32	1,449	1,889
Whirlpool Corp.	4.500%	6/1/46	850	886
Wyeth LLC	6.500%	2/1/34	1,568	2,110
Wyeth LLC	6.000%	2/15/36	1,572	2,058
Wyeth LLC	5.950%	4/1/37	3,794	5,023
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	650	747
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	1,202	1,186
Zoetis Inc.	4.700%	2/1/43	1,785	1,953
Zoetis Inc.	3.950%	9/12/47	763	757

Energy (11.0%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	720	921
Anadarko Finance Co.	7.500%	5/1/31	1,777	2,276
Anadarko Petroleum Corp.	6.450%	9/15/36	3,276	3,949
Anadarko Petroleum Corp.	7.950%	6/15/39	295	397
Anadarko Petroleum Corp.	6.200%	3/15/40	2,128	2,504
Anadarko Petroleum Corp.	4.500%	7/15/44	1,063	1,033
Anadarko Petroleum Corp.	6.600%	3/15/46	3,205	4,028
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	4.250%	12/1/27	400	401
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.200%	12/1/47	1,300	1,308
Apache Corp.	6.000%	1/15/37	2,261	2,632
Apache Corp.	5.100%	9/1/40	3,071	3,222
Apache Corp.	5.250%	2/1/42	581	619

Apache Corp.	4.750%	4/15/43	2,528	2,551
Apache Corp.	4.250%	1/15/44	875	825
Apache Finance Canada Corp.	7.750%	12/15/29	775	1,007
Baker Hughes a GE Co. LLC	5.125%	9/15/40	2,245	2,598
BP Capital Markets plc	3.723%	11/28/28	1,980	2,061
Buckeye Partners LP	4.125%	12/1/27	400	393
Buckeye Partners LP	5.850%	11/15/43	808	856
Buckeye Partners LP	5.600%	10/15/44	519	532
Burlington Resources Finance Co.	7.200%	8/15/31	1,682	2,273
Burlington Resources Finance Co.	7.400%	12/1/31	1,419	1,968
Canadian Natural Resources Ltd.	7.200%	1/15/32	843	1,056
Canadian Natural Resources Ltd.	6.450%	6/30/33	761	916
Canadian Natural Resources Ltd.	5.850%	2/1/35	400	459
Canadian Natural Resources Ltd.	6.500%	2/15/37	681	847
Canadian Natural Resources Ltd.	6.250%	3/15/38	2,329	2,830
Canadian Natural Resources Ltd.	6.750%	2/1/39	840	1,071
Canadian Natural Resources Ltd.	4.950%	6/1/47	1,265	1,367
2 Cenovus Energy Inc.	5.250%	6/15/37	1,927	1,956
Cenovus Energy Inc.	6.750%	11/15/39	2,850	3,367
Cenovus Energy Inc.	4.450%	9/15/42	775	700
Cenovus Energy Inc.	5.200%	9/15/43	750	742
2 Cenovus Energy Inc.	5.400%	6/15/47	2,497	2,532
Columbia Pipeline Group Inc.	5.800%	6/1/45	905	1,093
Concho Resources Inc.	4.875%	10/1/47	1,563	1,657
Conoco Funding Co.	7.250%	10/15/31	788	1,067
ConocoPhillips	5.900%	10/15/32	828	1,011
ConocoPhillips	5.900%	5/15/38	946	1,197
ConocoPhillips	6.500%	2/1/39	5,940	8,057
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,027	1,287
ConocoPhillips Co.	4.150%	11/15/34	1,088	1,140
ConocoPhillips Co.	4.300%	11/15/44	1,403	1,477
ConocoPhillips Co.	5.950%	3/15/46	671	870
ConocoPhillips Holding Co.	6.950%	4/15/29	3,132	4,080
Devon Energy Corp.	7.950%	4/15/32	1,880	2,520
Devon Energy Corp.	5.600%	7/15/41	2,217	2,538
Devon Energy Corp.	4.750%	5/15/42	1,826	1,885
Devon Energy Corp.	5.000%	6/15/45	1,827	1,968
Devon Financing Co. LLC	7.875%	9/30/31	1,695	2,285
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	1,266	1,373
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	802	854
Enable Midstream Partners LP	5.000%	5/15/44	836	812
Enbridge Energy Partners LP	7.500%	4/15/38	1,373	1,747
Enbridge Energy Partners LP	5.500%	9/15/40	733	782
Enbridge Energy Partners LP	7.375%	10/15/45	625	817
Enbridge Inc.	4.500%	6/10/44	700	708
Enbridge Inc.	5.500%	12/1/46	1,700	1,963
Encana Corp.	8.125%	9/15/30	650	873
Encana Corp.	6.500%	8/15/34	1,198	1,466
Encana Corp.	6.625%	8/15/37	1,300	1,654
Encana Corp.	6.500%	2/1/38	2,096	2,594
Encana Corp.	5.150%	11/15/41	50	53
Energy Transfer LP	8.250%	11/15/29	264	341
Energy Transfer LP	4.900%	3/15/35	1,518	1,485
Energy Transfer LP	6.625%	10/15/36	895	1,019
Energy Transfer LP	7.500%	7/1/38	943	1,155
Energy Transfer LP	6.050%	6/1/41	1,600	1,696
Energy Transfer LP	6.500%	2/1/42	1,620	1,826

Energy Transfer LP	5.150%	2/1/43	445	422
Energy Transfer LP	5.950%	10/1/43	715	755
Energy Transfer LP	5.150%	3/15/45	2,166	2,071
Energy Transfer LP	6.125%	12/15/45	2,599	2,783
Energy Transfer LP	5.300%	4/15/47	1,805	1,748
EnLink Midstream Partners LP	5.600%	4/1/44	653	669
EnLink Midstream Partners LP	5.050%	4/1/45	713	688
EnLink Midstream Partners LP	5.450%	6/1/47	1,116	1,149
Enterprise Products Operating LLC	6.875%	3/1/33	942	1,220
Enterprise Products Operating LLC	6.650%	10/15/34	873	1,119
Enterprise Products Operating LLC	7.550%	4/15/38	868	1,201
Enterprise Products Operating LLC	6.125%	10/15/39	1,306	1,612
Enterprise Products Operating LLC	6.450%	9/1/40	710	909
Enterprise Products Operating LLC	5.950%	2/1/41	926	1,123
Enterprise Products Operating LLC	5.700%	2/15/42	1,262	1,496
Enterprise Products Operating LLC	4.850%	8/15/42	2,785	2,964
Enterprise Products Operating LLC	4.450%	2/15/43	1,588	1,603
Enterprise Products Operating LLC	4.850%	3/15/44	4,013	4,267
Enterprise Products Operating LLC	5.100%	2/15/45	1,706	1,883
Enterprise Products Operating LLC	4.900%	5/15/46	1,970	2,122
Enterprise Products Operating LLC	4.950%	10/15/54	650	683
EOG Resources Inc.	3.900%	4/1/35	900	910
Exxon Mobil Corp.	3.567%	3/6/45	1,558	1,531
Exxon Mobil Corp.	4.114%	3/1/46	5,110	5,485
Halliburton Co.	4.850%	11/15/35	3,045	3,325
Halliburton Co.	6.700%	9/15/38	1,486	1,963
Halliburton Co.	7.450%	9/15/39	1,359	1,907
Halliburton Co.	4.500%	11/15/41	1,093	1,103
Halliburton Co.	4.750%	8/1/43	1,143	1,199
Halliburton Co.	5.000%	11/15/45	4,679	5,112
Hess Corp.	7.875%	10/1/29	1,045	1,299
Hess Corp.	7.300%	8/15/31	820	981
Hess Corp.	7.125%	3/15/33	1,050	1,240
Hess Corp.	6.000%	1/15/40	1,792	1,940
Hess Corp.	5.600%	2/15/41	2,661	2,760
Hess Corp.	5.800%	4/1/47	800	858
Husky Energy Inc.	6.800%	9/15/37	690	875
Kerr-McGee Corp.	7.875%	9/15/31	478	621
Kinder Morgan Energy Partners LP	7.400%	3/15/31	251	308
Kinder Morgan Energy Partners LP	7.750%	3/15/32	1,492	1,900
Kinder Morgan Energy Partners LP	7.300%	8/15/33	625	771
Kinder Morgan Energy Partners LP	5.800%	3/15/35	988	1,079
Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,248	1,445
Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,005	2,457
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,466	1,698
Kinder Morgan Energy Partners LP	6.550%	9/15/40	925	1,076
Kinder Morgan Energy Partners LP	7.500%	11/15/40	613	773
Kinder Morgan Energy Partners LP	6.375%	3/1/41	938	1,067
Kinder Morgan Energy Partners LP	5.625%	9/1/41	803	842
Kinder Morgan Energy Partners LP	5.000%	8/15/42	732	733
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,142	1,091
Kinder Morgan Energy Partners LP	5.000%	3/1/43	309	307
Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,933	3,085
Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,500	1,550
Kinder Morgan Inc.	7.800%	8/1/31	325	414
Kinder Morgan Inc.	7.750%	1/15/32	1,130	1,446
Kinder Morgan Inc.	5.300%	12/1/34	2,203	2,333

Kinder Morgan Inc.	5.550%	6/1/45	3,735	3,961
Kinder Morgan Inc.	5.050%	2/15/46	1,800	1,811
Magellan Midstream Partners LP	5.150%	10/15/43	915	1,020
Magellan Midstream Partners LP	4.250%	9/15/46	898	886
Magellan Midstream Partners LP	4.200%	10/3/47	1,825	1,802
Marathon Oil Corp.	6.800%	3/15/32	1,237	1,482
Marathon Oil Corp.	6.600%	10/1/37	1,396	1,671
Marathon Oil Corp.	5.200%	6/1/45	1,508	1,578
Marathon Petroleum Corp.	6.500%	3/1/41	1,773	2,184
Marathon Petroleum Corp.	4.750%	9/15/44	1,744	1,778
Marathon Petroleum Corp.	5.850%	12/15/45	310	353
Marathon Petroleum Corp.	5.000%	9/15/54	1,088	1,090
MPLX LP	5.200%	3/1/47	2,025	2,121
National Oilwell Varco Inc.	3.950%	12/1/42	1,807	1,564
Noble Energy Inc.	3.850%	1/15/28	875	866
Noble Energy Inc.	6.000%	3/1/41	1,696	1,966
Noble Energy Inc.	5.250%	11/15/43	1,742	1,875
Noble Energy Inc.	5.050%	11/15/44	1,443	1,513
Noble Energy Inc.	4.950%	8/15/47	1,413	1,465
Occidental Petroleum Corp.	4.625%	6/15/45	1,909	2,111
Occidental Petroleum Corp.	4.400%	4/15/46	2,230	2,391
Occidental Petroleum Corp.	4.100%	2/15/47	1,053	1,088
ONEOK Inc.	6.000%	6/15/35	515	578
ONEOK Inc.	4.950%	7/13/47	1,313	1,324
ONEOK Partners LP	6.650%	10/1/36	909	1,098
ONEOK Partners LP	6.850%	10/15/37	1,400	1,714
ONEOK Partners LP	6.125%	2/1/41	921	1,057
ONEOK Partners LP	6.200%	9/15/43	1,247	1,459
Petro-Canada	5.350%	7/15/33	573	665
Petro-Canada	5.950%	5/15/35	1,320	1,638
Petro-Canada	6.800%	5/15/38	1,474	1,990
Phillips 66	4.650%	11/15/34	2,384	2,574
Phillips 66	5.875%	5/1/42	2,966	3,689
Phillips 66	4.875%	11/15/44	2,699	2,982
Phillips 66 Partners LP	3.750%	3/1/28	1,300	1,288
Phillips 66 Partners LP	4.680%	2/15/45	775	777
Phillips 66 Partners LP	4.900%	10/1/46	800	826
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	685	778
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	745	702
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	990	848
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	1,655	1,497
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	475	441
Sabine Pass Liquefaction LLC	4.200%	3/15/28	3,123	3,162
Shell International Finance BV	4.125%	5/11/35	2,799	3,000
Shell International Finance BV	6.375%	12/15/38	6,366	8,627
Shell International Finance BV	5.500%	3/25/40	1,529	1,884
Shell International Finance BV	3.625%	8/21/42	1,217	1,167
Shell International Finance BV	4.550%	8/12/43	2,767	3,049
Shell International Finance BV	4.375%	5/11/45	5,528	5,971
Shell International Finance BV	4.000%	5/10/46	4,285	4,368
Shell International Finance BV	3.750%	9/12/46	2,250	2,204
Spectra Energy Partners LP	5.950%	9/25/43	981	1,174

Spectra Energy Partners LP	4.500%	3/15/45	1,225	1,227
Suncor Energy Inc.	7.150%	2/1/32	735	965
Suncor Energy Inc.	5.950%	12/1/34	825	1,012
Suncor Energy Inc.	6.500%	6/15/38	2,211	2,900
Suncor Energy Inc.	6.850%	6/1/39	1,400	1,913
Suncor Energy Inc.	4.000%	11/15/47	2,000	1,994
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	738	775
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,063	980
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	1,488	1,449
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	1,880	1,843
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	1,593	1,587
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	375	455
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	634	816
Texas Eastern Transmission LP	7.000%	7/15/32	779	988
Tosco Corp.	8.125%	2/15/30	573	812
TransCanada PipeLines Ltd.	4.625%	3/1/34	2,488	2,755
TransCanada PipeLines Ltd.	5.600%	3/31/34	448	541
TransCanada PipeLines Ltd.	5.850%	3/15/36	875	1,080
TransCanada PipeLines Ltd.	6.200%	10/15/37	905	1,191
TransCanada PipeLines Ltd.	7.250%	8/15/38	1,792	2,559
TransCanada PipeLines Ltd.	7.625%	1/15/39	2,475	3,705
TransCanada PipeLines Ltd.	6.100%	6/1/40	2,408	3,163
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,225	1,426
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	875	1,020
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	335	344
Valero Energy Corp.	7.500%	4/15/32	1,189	1,572
Valero Energy Corp.	6.625%	6/15/37	2,971	3,813
Valero Energy Corp.	4.900%	3/15/45	1,139	1,242
Western Gas Partners LP	5.450%	4/1/44	1,063	1,112
Williams Partners LP	6.300%	4/15/40	2,570	3,100
Williams Partners LP	5.800%	11/15/43	1,041	1,205
Williams Partners LP	5.400%	3/4/44	991	1,086
Williams Partners LP	4.900%	1/15/45	1,076	1,119
Williams Partners LP	5.100%	9/15/45	1,993	2,136

Other Industrial (0.5%)
California Institute of Technology GO	4.321%	8/1/45	605	683
California Institute of Technology GO	4.700%	11/1/11	668	705
1 Johns Hopkins University Maryland GO	4.083%	7/1/53	610	638
1 Massachusetts Institute of Technology GO	3.959%	7/1/38	725	788
Massachusetts Institute of Technology GO	5.600%	7/1/11	1,520	2,060
Massachusetts Institute of Technology GO	4.678%	7/1/14	1,025	1,167
Massachusetts Institute of Technology GO	3.885%	7/1/16	950	906
1 Northwestern University Illinois GO	3.662%	12/1/57	883	891
1 Northwestern University Illinois GO	4.643%	12/1/44	975	1,169
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	436	458
President & Fellows of Harvard College
Massachusetts Revenue	3.300%	7/15/56	1,000	960
1 Rice University Texas GO	3.574%	5/15/45	920	917
Stanford University California GO	3.647%	5/1/48	1,430	1,495
1 University of Notre Dame du Lac Indiana GO	3.438%	2/15/45	875	874
University of Pennsylvania GO	4.674%	9/1/12	450	494
1 University of Southern California GO	3.028%	10/1/39	1,847	1,721
1 University of Southern California GO	3.841%	10/1/47	200	213

Technology (7.0%)
Analog Devices Inc.	4.500%	12/5/36	300	311
Analog Devices Inc.	5.300%	12/15/45	413	482
Apple Inc.	4.500%	2/23/36	3,620	4,090
Apple Inc.	3.850%	5/4/43	6,227	6,352
Apple Inc.	4.450%	5/6/44	1,758	1,942
Apple Inc.	3.450%	2/9/45	3,912	3,702
Apple Inc.	4.375%	5/13/45	3,730	4,095
Apple Inc.	4.650%	2/23/46	6,973	7,958
Apple Inc.	3.850%	8/4/46	3,648	3,675
Apple Inc.	4.250%	2/9/47	3,230	3,469
Apple Inc.	3.750%	9/12/47	725	721
Apple Inc.	3.750%	11/13/47	1,500	1,498
Applied Materials Inc.	5.100%	10/1/35	733	875
Applied Materials Inc.	5.850%	6/15/41	1,078	1,386
Applied Materials Inc.	4.350%	4/1/47	2,065	2,265
Arrow Electronics Inc.	3.875%	1/12/28	975	971
2 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.500%	1/15/28	2,225	2,106
Cisco Systems Inc.	5.900%	2/15/39	4,397	5,858
Cisco Systems Inc.	5.500%	1/15/40	4,539	5,857
Citrix Systems Inc.	4.500%	12/1/27	1,175	1,187
Corning Inc.	5.750%	8/15/40	861	1,038
Corning Inc.	4.750%	3/15/42	281	306
Corning Inc.	4.375%	11/15/57	2,175	2,138
2 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.100%	7/15/36	3,265	4,033
2 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.350%	7/15/46	3,736	4,687
Enterprise Services LLC	7.450%	10/15/29	475	591
Fidelity National Information Services Inc.	4.500%	8/15/46	955	974
Hewlett Packard Enterprise Co.	6.200%	10/15/35	1,407	1,489
Hewlett Packard Enterprise Co.	6.350%	10/15/45	3,514	3,589
HP Inc.	6.000%	9/15/41	2,367	2,501
Intel Corp.	4.000%	12/15/32	896	958
Intel Corp.	4.800%	10/1/41	2,379	2,855
Intel Corp.	4.250%	12/15/42	2,225	2,490
Intel Corp.	4.900%	7/29/45	3,950	4,751
Intel Corp.	4.100%	5/19/46	1,857	1,972
Intel Corp.	4.100%	5/11/47	2,875	3,057
International Business Machines Corp.	6.500%	1/15/28	555	711
International Business Machines Corp.	5.875%	11/29/32	1,545	1,960
International Business Machines Corp.	5.600%	11/30/39	1,357	1,731
International Business Machines Corp.	4.000%	6/20/42	2,206	2,288
International Business Machines Corp.	4.700%	2/19/46	1,863	2,145
Juniper Networks Inc.	5.950%	3/15/41	793	898
Microsoft Corp.	3.500%	2/12/35	3,632	3,709
Microsoft Corp.	4.200%	11/3/35	2,678	2,972
Microsoft Corp.	3.450%	8/8/36	4,330	4,349
Microsoft Corp.	4.100%	2/6/37	6,244	6,858
Microsoft Corp.	5.200%	6/1/39	785	976
Microsoft Corp.	4.500%	10/1/40	1,996	2,275
Microsoft Corp.	5.300%	2/8/41	1,354	1,707
Microsoft Corp.	3.500%	11/15/42	1,818	1,807
Microsoft Corp.	3.750%	5/1/43	1,427	1,454
Microsoft Corp.	4.875%	12/15/43	913	1,092
Microsoft Corp.	3.750%	2/12/45	3,965	4,049

Microsoft Corp.	4.450%	11/3/45	5,100	5,813
Microsoft Corp.	3.700%	8/8/46	7,956	8,101
Microsoft Corp.	4.250%	2/6/47	5,765	6,408
Microsoft Corp.	4.000%	2/12/55	4,204	4,373
Microsoft Corp.	4.750%	11/3/55	1,918	2,271
Microsoft Corp.	3.950%	8/8/56	4,422	4,614
Microsoft Corp.	4.500%	2/6/57	3,750	4,302
Motorola Solutions Inc.	5.500%	9/1/44	764	774
Oracle Corp.	3.250%	5/15/30	579	583
Oracle Corp.	4.300%	7/8/34	3,292	3,584
Oracle Corp.	3.900%	5/15/35	3,106	3,231
Oracle Corp.	3.850%	7/15/36	2,290	2,368
Oracle Corp.	3.800%	11/15/37	3,825	3,913
Oracle Corp.	6.500%	4/15/38	2,039	2,826
Oracle Corp.	6.125%	7/8/39	2,080	2,800
Oracle Corp.	5.375%	7/15/40	4,128	5,061
Oracle Corp.	4.500%	7/8/44	1,170	1,294
Oracle Corp.	4.125%	5/15/45	3,794	3,985
Oracle Corp.	4.000%	7/15/46	5,365	5,544
Oracle Corp.	4.000%	11/15/47	4,725	4,870
Oracle Corp.	4.375%	5/15/55	2,220	2,373
QUALCOMM Inc.	4.650%	5/20/35	1,768	1,844
QUALCOMM Inc.	4.800%	5/20/45	3,419	3,516
QUALCOMM Inc.	4.300%	5/20/47	3,575	3,432
Seagate HDD Cayman	5.750%	12/1/34	845	809
Tyco Electronics Group SA	7.125%	10/1/37	883	1,260
Verisk Analytics Inc.	5.500%	6/15/45	713	806
Xerox Corp.	6.750%	12/15/39	522	529

Transportation (3.4%)
1 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	285	297
1 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	642	655
1 American Airlines 2016-2 Class A Pass
Through Trust	3.650%	6/15/28	292	296
1 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	1,120	1,118
1 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	267	264
1 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	924	905
1 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	600	613
1 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	1,700	1,705
Burlington Northern Santa Fe LLC	6.200%	8/15/36	788	1,031
Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,332	1,700
Burlington Northern Santa Fe LLC	5.050%	3/1/41	979	1,153
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,023	1,258
Burlington Northern Santa Fe LLC	4.950%	9/15/41	313	364
Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,578	1,712
Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,309	1,423
Burlington Northern Santa Fe LLC	4.450%	3/15/43	2,976	3,294
Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,149	1,377
Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,919	2,251
Burlington Northern Santa Fe LLC	4.550%	9/1/44	2,400	2,683

Burlington Northern Santa Fe LLC	4.150%	4/1/45	1,587	1,681
Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,738	1,985
Burlington Northern Santa Fe LLC	3.900%	8/1/46	950	983
Burlington Northern Santa Fe LLC	4.125%	6/15/47	1,480	1,571
Canadian National Railway Co.	6.900%	7/15/28	847	1,125
Canadian National Railway Co.	6.250%	8/1/34	813	1,075
Canadian National Railway Co.	6.200%	6/1/36	680	907
Canadian National Railway Co.	6.375%	11/15/37	1,110	1,527
Canadian National Railway Co.	4.500%	11/7/43	200	223
Canadian National Railway Co.	3.200%	8/2/46	260	243
Canadian Pacific Railway Co.	7.125%	10/15/31	1,279	1,759
Canadian Pacific Railway Co.	5.750%	3/15/33	170	201
Canadian Pacific Railway Co.	4.800%	9/15/35	418	477
Canadian Pacific Railway Co.	5.950%	5/15/37	410	525
Canadian Pacific Railway Co.	5.750%	1/15/42	315	395
Canadian Pacific Railway Co.	4.800%	8/1/45	625	729
Canadian Pacific Railway Co.	6.125%	9/15/15	1,755	2,254
CSX Corp.	6.000%	10/1/36	773	977
CSX Corp.	6.150%	5/1/37	988	1,268
CSX Corp.	6.220%	4/30/40	985	1,281
CSX Corp.	5.500%	4/15/41	1,096	1,325
CSX Corp.	4.750%	5/30/42	1,015	1,123
CSX Corp.	4.400%	3/1/43	500	529
CSX Corp.	4.100%	3/15/44	2,112	2,160
CSX Corp.	3.800%	11/1/46	1,676	1,633
CSX Corp.	3.950%	5/1/50	1,550	1,498
CSX Corp.	4.500%	8/1/54	626	653
CSX Corp.	4.250%	11/1/66	1,230	1,198
FedEx Corp.	4.900%	1/15/34	1,468	1,641
FedEx Corp.	3.900%	2/1/35	857	865
FedEx Corp.	3.875%	8/1/42	349	333
FedEx Corp.	4.100%	4/15/43	663	656
FedEx Corp.	5.100%	1/15/44	2,011	2,269
FedEx Corp.	4.100%	2/1/45	993	987
FedEx Corp.	4.750%	11/15/45	1,490	1,619
FedEx Corp.	4.550%	4/1/46	1,660	1,753
FedEx Corp.	4.400%	1/15/47	2,655	2,744
FedEx Corp.	4.500%	2/1/65	384	378
Kansas City Southern	4.300%	5/15/43	1,645	1,697
Kansas City Southern	4.950%	8/15/45	993	1,111
Norfolk Southern Corp.	7.250%	2/15/31	545	786
Norfolk Southern Corp.	7.050%	5/1/37	255	373
Norfolk Southern Corp.	4.837%	10/1/41	1,241	1,414
Norfolk Southern Corp.	3.950%	10/1/42	980	989
Norfolk Southern Corp.	4.450%	6/15/45	1,292	1,414
Norfolk Southern Corp.	4.650%	1/15/46	1,135	1,282
2 Norfolk Southern Corp.	4.050%	8/15/52	1,670	1,686
Norfolk Southern Corp.	6.000%	3/15/05	473	622
1 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	569	590
Union Pacific Corp.	3.375%	2/1/35	396	393
Union Pacific Corp.	3.600%	9/15/37	2,160	2,179
Union Pacific Corp.	4.750%	9/15/41	100	114
Union Pacific Corp.	4.300%	6/15/42	556	599
Union Pacific Corp.	4.250%	4/15/43	1,142	1,219
Union Pacific Corp.	4.821%	2/1/44	625	726
Union Pacific Corp.	4.150%	1/15/45	325	345

Union Pacific Corp.	4.050%	11/15/45	751	787
Union Pacific Corp.	4.050%	3/1/46	861	903
Union Pacific Corp.	3.350%	8/15/46	382	359
Union Pacific Corp.	4.000%	4/15/47	1,676	1,747
Union Pacific Corp.	3.799%	10/1/51	3,303	3,272
Union Pacific Corp.	3.875%	2/1/55	903	885
Union Pacific Corp.	4.375%	11/15/65	985	1,042
Union Pacific Corp.	4.100%	9/15/67	1,125	1,138
1 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	428	433
1 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	450	452
1 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	1,250	1,242
1 United Airlines 2016-2 Class A Pass Through
Trust	3.100%	10/7/28	475	466
1 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	850	830
United Parcel Service Inc.	6.200%	1/15/38	2,087	2,826
United Parcel Service Inc.	4.875%	11/15/40	1,553	1,831
United Parcel Service Inc.	3.625%	10/1/42	653	648
United Parcel Service Inc.	3.400%	11/15/46	549	524
United Parcel Service Inc.	3.750%	11/15/47	3,600	3,634
United Parcel Service of America Inc.	8.375%	4/1/30	325	454
				2,270,259
Utilities (11.6%)
Electric (10.6%)
2 AEP Texas Inc.	3.800%	10/1/47	550	553
AEP Transmission Co. LLC	4.000%	12/1/46	800	834
2 AEP Transmission Co. LLC	3.750%	12/1/47	1,138	1,151
Alabama Power Co.	6.125%	5/15/38	790	1,031
Alabama Power Co.	6.000%	3/1/39	600	778
Alabama Power Co.	3.850%	12/1/42	565	574
Alabama Power Co.	4.150%	8/15/44	1,033	1,099
Alabama Power Co.	3.750%	3/1/45	750	753
Alabama Power Co.	4.300%	1/2/46	1,435	1,564
Alabama Power Co.	3.700%	12/1/47	1,000	997
Ameren Illinois Co.	4.150%	3/15/46	596	646
Ameren Illinois Co.	3.700%	12/1/47	1,625	1,623
Appalachian Power Co.	7.000%	4/1/38	883	1,233
Appalachian Power Co.	4.400%	5/15/44	497	537
Appalachian Power Co.	4.450%	6/1/45	625	683
Arizona Public Service Co.	5.050%	9/1/41	530	624
Arizona Public Service Co.	4.500%	4/1/42	1,256	1,389
Arizona Public Service Co.	4.350%	11/15/45	1,118	1,216
Arizona Public Service Co.	3.750%	5/15/46	650	655
Baltimore Gas & Electric Co.	6.350%	10/1/36	698	920
Baltimore Gas & Electric Co.	3.500%	8/15/46	925	890
Baltimore Gas & Electric Co.	3.750%	8/15/47	525	529
Berkshire Hathaway Energy Co.	8.480%	9/15/28	404	590
Berkshire Hathaway Energy Co.	6.125%	4/1/36	3,901	5,074
Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,896	2,444
Berkshire Hathaway Energy Co.	6.500%	9/15/37	962	1,315
Berkshire Hathaway Energy Co.	5.150%	11/15/43	2,038	2,415
Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,360	1,492
Black Hills Corp.	4.200%	9/15/46	539	547
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	450	626

CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	880	869
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,484	1,697
Cleco Corporate Holdings LLC	4.973%	5/1/46	625	681
Cleveland Electric Illuminating Co.	5.950%	12/15/36	530	654
CMS Energy Corp.	4.875%	3/1/44	1,749	2,000
Commonwealth Edison Co.	5.900%	3/15/36	1,167	1,501
Commonwealth Edison Co.	6.450%	1/15/38	883	1,209
Commonwealth Edison Co.	3.800%	10/1/42	383	389
Commonwealth Edison Co.	4.600%	8/15/43	863	987
Commonwealth Edison Co.	4.700%	1/15/44	620	718
Commonwealth Edison Co.	3.700%	3/1/45	1,145	1,155
Commonwealth Edison Co.	4.350%	11/15/45	909	1,014
Commonwealth Edison Co.	3.650%	6/15/46	680	676
Commonwealth Edison Co.	3.750%	8/15/47	1,325	1,338
Connecticut Light & Power Co.	4.300%	4/15/44	1,088	1,204
Connecticut Light & Power Co.	4.150%	6/1/45	527	575
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	784	929
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	723	920
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	389	513
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,390	1,860
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	618	874
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	440	552
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	910	1,172
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	649	696
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,062	1,108
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	2,050	2,260
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,343	1,507
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,968	2,014
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	2,226	2,281
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	710	790
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	768	817
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	675	681
Consumers Energy Co.	3.950%	5/15/43	745	776
Consumers Energy Co.	3.250%	8/15/46	1,019	949
Consumers Energy Co.	3.950%	7/15/47	613	645
Delmarva Power & Light Co.	4.150%	5/15/45	663	712
Dominion Energy Inc.	6.300%	3/15/33	270	342
Dominion Energy Inc.	5.250%	8/1/33	512	590
Dominion Energy Inc.	5.950%	6/15/35	1,955	2,436
Dominion Energy Inc.	7.000%	6/15/38	591	805
Dominion Energy Inc.	4.900%	8/1/41	780	873
Dominion Energy Inc.	4.050%	9/15/42	805	808
Dominion Energy Inc.	4.700%	12/1/44	1,504	1,662
DTE Electric Co.	4.000%	4/1/43	625	659
DTE Electric Co.	4.300%	7/1/44	861	950
DTE Electric Co.	3.700%	3/15/45	1,053	1,055
DTE Electric Co.	3.700%	6/1/46	388	389
DTE Electric Co.	3.750%	8/15/47	1,013	1,024
DTE Energy Co.	6.375%	4/15/33	820	1,037
Duke Energy Carolinas LLC	6.000%	12/1/28	435	536
Duke Energy Carolinas LLC	6.450%	10/15/32	508	676
Duke Energy Carolinas LLC	6.100%	6/1/37	1,195	1,560
Duke Energy Carolinas LLC	6.000%	1/15/38	710	931
Duke Energy Carolinas LLC	6.050%	4/15/38	1,041	1,379
Duke Energy Carolinas LLC	5.300%	2/15/40	1,080	1,327
Duke Energy Carolinas LLC	4.250%	12/15/41	803	871
Duke Energy Carolinas LLC	4.000%	9/30/42	885	925

Duke Energy Carolinas LLC	3.750%	6/1/45	830	842
Duke Energy Carolinas LLC	3.875%	3/15/46	1,530	1,583
Duke Energy Carolinas LLC	3.700%	12/1/47	1,000	1,008
Duke Energy Corp.	4.800%	12/15/45	1,050	1,189
Duke Energy Corp.	3.750%	9/1/46	4,485	4,379
Duke Energy Corp.	3.950%	8/15/47	2,050	2,065
Duke Energy Florida LLC	6.350%	9/15/37	875	1,203
Duke Energy Florida LLC	6.400%	6/15/38	1,251	1,730
Duke Energy Florida LLC	5.650%	4/1/40	275	354
Duke Energy Florida LLC	3.850%	11/15/42	315	321
Duke Energy Florida LLC	3.400%	10/1/46	1,198	1,137
1 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	1,200	1,160
1 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	300	280
1 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	225	212
Duke Energy Indiana LLC	6.120%	10/15/35	633	818
Duke Energy Indiana LLC	6.350%	8/15/38	1,011	1,368
Duke Energy Indiana LLC	6.450%	4/1/39	618	848
Duke Energy Indiana LLC	4.900%	7/15/43	615	719
Duke Energy Indiana LLC	3.750%	5/15/46	1,300	1,296
Duke Energy Ohio Inc.	3.700%	6/15/46	645	646
Duke Energy Progress LLC	6.300%	4/1/38	778	1,056
Duke Energy Progress LLC	4.100%	5/15/42	843	883
Duke Energy Progress LLC	4.100%	3/15/43	1,235	1,300
Duke Energy Progress LLC	4.375%	3/30/44	620	685
Duke Energy Progress LLC	4.150%	12/1/44	1,005	1,079
Duke Energy Progress LLC	4.200%	8/15/45	700	756
Duke Energy Progress LLC	3.700%	10/15/46	1,915	1,906
Duke Energy Progress LLC	3.600%	9/15/47	1,000	984
El Paso Electric Co.	6.000%	5/15/35	584	689
El Paso Electric Co.	5.000%	12/1/44	663	707
Emera US Finance LP	4.750%	6/15/46	2,751	2,955
Entergy Louisiana LLC	3.250%	4/1/28	248	247
Entergy Louisiana LLC	3.050%	6/1/31	1,103	1,064
Entergy Louisiana LLC	4.950%	1/15/45	813	842
Entergy Mississippi Inc.	2.850%	6/1/28	1,913	1,841
Exelon Corp.	4.950%	6/15/35	575	647
Exelon Corp.	5.625%	6/15/35	996	1,207
Exelon Corp.	5.100%	6/15/45	1,585	1,834
Exelon Corp.	4.450%	4/15/46	2,216	2,366
Exelon Generation Co. LLC	6.250%	10/1/39	1,422	1,616
Exelon Generation Co. LLC	5.750%	10/1/41	535	572
Exelon Generation Co. LLC	5.600%	6/15/42	2,912	3,074
FirstEnergy Corp.	7.375%	11/15/31	2,889	3,850
FirstEnergy Corp.	4.850%	7/15/47	1,515	1,633
Florida Power & Light Co.	5.625%	4/1/34	550	684
Florida Power & Light Co.	4.950%	6/1/35	135	157
Florida Power & Light Co.	5.650%	2/1/37	537	683
Florida Power & Light Co.	5.950%	2/1/38	1,055	1,394
Florida Power & Light Co.	5.960%	4/1/39	855	1,140
Florida Power & Light Co.	5.690%	3/1/40	946	1,237
Florida Power & Light Co.	5.250%	2/1/41	668	824
Florida Power & Light Co.	4.125%	2/1/42	1,505	1,622
Florida Power & Light Co.	4.050%	6/1/42	1,205	1,289
Florida Power & Light Co.	3.800%	12/15/42	1,060	1,092
Florida Power & Light Co.	4.050%	10/1/44	377	406
Florida Power & Light Co.	3.700%	12/1/47	975	999
Georgia Power Co.	5.650%	3/1/37	510	599

Georgia Power Co.	5.950%	2/1/39	935	1,166
Georgia Power Co.	5.400%	6/1/40	406	482
Georgia Power Co.	4.750%	9/1/40	831	906
Georgia Power Co.	4.300%	3/15/42	2,948	3,053
Georgia Power Co.	4.300%	3/15/43	330	342
Iberdrola International BV	6.750%	7/15/36	479	616
Indiana Michigan Power Co.	6.050%	3/15/37	928	1,184
Indiana Michigan Power Co.	4.550%	3/15/46	313	350
Indiana Michigan Power Co.	3.750%	7/1/47	1,013	1,001
Interstate Power & Light Co.	6.250%	7/15/39	540	710
Interstate Power & Light Co.	3.700%	9/15/46	733	729
ITC Holdings Corp.	5.300%	7/1/43	660	782
1 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	875	964
Kansas City Power & Light Co.	6.050%	11/15/35	250	315
Kansas City Power & Light Co.	5.300%	10/1/41	805	934
Kansas City Power & Light Co.	4.200%	6/15/47	340	351
Kentucky Utilities Co.	5.125%	11/1/40	1,322	1,607
MidAmerican Energy Co.	6.750%	12/30/31	705	942
MidAmerican Energy Co.	5.750%	11/1/35	623	780
MidAmerican Energy Co.	5.800%	10/15/36	610	775
MidAmerican Energy Co.	4.800%	9/15/43	1,086	1,272
MidAmerican Energy Co.	4.400%	10/15/44	450	503
MidAmerican Energy Co.	4.250%	5/1/46	1,801	1,958
MidAmerican Energy Co.	3.950%	8/1/47	375	395
MidAmerican Funding LLC	6.927%	3/1/29	250	333
Mississippi Power Co.	4.250%	3/15/42	906	869
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	948	1,379
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	1,167	1,228
Nevada Power Co.	6.650%	4/1/36	913	1,241
Nevada Power Co.	6.750%	7/1/37	636	883
1 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	1,500	1,502
Northern States Power Co.	6.250%	6/1/36	260	349
Northern States Power Co.	6.200%	7/1/37	961	1,289
Northern States Power Co.	5.350%	11/1/39	625	766
Northern States Power Co.	3.400%	8/15/42	880	853
Northern States Power Co.	4.125%	5/15/44	963	1,037
Northern States Power Co.	4.000%	8/15/45	450	477
Northern States Power Co.	3.600%	5/15/46	770	761
Northern States Power Co.	3.600%	9/15/47	813	813
NorthWestern Corp.	4.176%	11/15/44	689	730
NSTAR Electric Co.	5.500%	3/15/40	773	975
NSTAR Electric Co.	4.400%	3/1/44	265	296
Oglethorpe Power Corp.	5.950%	11/1/39	490	610
Oglethorpe Power Corp.	5.375%	11/1/40	951	1,107
Oglethorpe Power Corp.	5.250%	9/1/50	548	617
Ohio Edison Co.	6.875%	7/15/36	883	1,202
Oklahoma Gas & Electric Co.	4.150%	4/1/47	525	565
Oklahoma Gas & Electric Co.	3.850%	8/15/47	625	638
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	839	1,154
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	638	897
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	600	888
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	830	1,013
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	490	554
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,126	1,392
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	910	917

2 Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,345	1,367
2 Pacific Gas & Electric Co.	3.300%	12/1/27	2,300	2,279
Pacific Gas & Electric Co.	6.050%	3/1/34	6,584	8,178
Pacific Gas & Electric Co.	5.800%	3/1/37	1,675	2,062
Pacific Gas & Electric Co.	6.350%	2/15/38	758	982
Pacific Gas & Electric Co.	6.250%	3/1/39	829	1,071
Pacific Gas & Electric Co.	5.400%	1/15/40	1,710	2,046
Pacific Gas & Electric Co.	4.450%	4/15/42	413	438
Pacific Gas & Electric Co.	3.750%	8/15/42	405	388
Pacific Gas & Electric Co.	4.600%	6/15/43	974	1,055
Pacific Gas & Electric Co.	5.125%	11/15/43	741	858
Pacific Gas & Electric Co.	4.750%	2/15/44	1,253	1,384
Pacific Gas & Electric Co.	4.300%	3/15/45	984	1,021
Pacific Gas & Electric Co.	4.250%	3/15/46	983	1,018
Pacific Gas & Electric Co.	4.000%	12/1/46	1,728	1,732
2 Pacific Gas & Electric Co.	3.950%	12/1/47	1,700	1,683
PacifiCorp	7.700%	11/15/31	550	796
PacifiCorp	5.250%	6/15/35	585	704
PacifiCorp	6.100%	8/1/36	365	480
PacifiCorp	5.750%	4/1/37	1,054	1,342
PacifiCorp	6.250%	10/15/37	1,065	1,432
PacifiCorp	6.350%	7/15/38	680	929
PacifiCorp	6.000%	1/15/39	1,053	1,393
PacifiCorp	4.100%	2/1/42	680	722
PECO Energy Co.	5.950%	10/1/36	533	696
PECO Energy Co.	4.150%	10/1/44	445	477
PECO Energy Co.	3.700%	9/15/47	450	453
Potomac Electric Power Co.	6.500%	11/15/37	1,005	1,386
Potomac Electric Power Co.	4.150%	3/15/43	1,190	1,274
PPL Capital Funding Inc.	4.700%	6/1/43	548	605
PPL Capital Funding Inc.	5.000%	3/15/44	800	917
PPL Capital Funding Inc.	4.000%	9/15/47	775	778
PPL Electric Utilities Corp.	6.250%	5/15/39	1,025	1,377
PPL Electric Utilities Corp.	4.750%	7/15/43	290	340
PPL Electric Utilities Corp.	4.125%	6/15/44	980	1,064
PPL Electric Utilities Corp.	3.950%	6/1/47	1,041	1,104
Progress Energy Inc.	7.750%	3/1/31	1,255	1,750
Progress Energy Inc.	7.000%	10/30/31	933	1,239
Progress Energy Inc.	6.000%	12/1/39	865	1,099
PSEG Power LLC	8.625%	4/15/31	1,065	1,404
Public Service Co. of Colorado	6.250%	9/1/37	585	788
Public Service Co. of Colorado	6.500%	8/1/38	230	319
Public Service Co. of Colorado	3.600%	9/15/42	1,120	1,113
Public Service Co. of Colorado	4.300%	3/15/44	1,313	1,450
Public Service Co. of Colorado	3.800%	6/15/47	588	604
Public Service Electric & Gas Co.	5.800%	5/1/37	453	585
Public Service Electric & Gas Co.	5.500%	3/1/40	118	149
Public Service Electric & Gas Co.	3.950%	5/1/42	1,305	1,377
Public Service Electric & Gas Co.	3.650%	9/1/42	1,405	1,403
Public Service Electric & Gas Co.	3.800%	1/1/43	475	483
Public Service Electric & Gas Co.	3.800%	3/1/46	1,101	1,142
Puget Sound Energy Inc.	6.274%	3/15/37	601	790
Puget Sound Energy Inc.	5.757%	10/1/39	610	789
Puget Sound Energy Inc.	5.795%	3/15/40	477	622
Puget Sound Energy Inc.	5.638%	4/15/41	428	545
Puget Sound Energy Inc.	4.300%	5/20/45	1,761	1,946
San Diego Gas & Electric Co.	6.000%	6/1/39	529	695

San Diego Gas & Electric Co.	4.500%	8/15/40	791	894
San Diego Gas & Electric Co.	3.750%	6/1/47	950	976
South Carolina Electric & Gas Co.	6.625%	2/1/32	1,050	1,308
South Carolina Electric & Gas Co.	5.300%	5/15/33	530	591
South Carolina Electric & Gas Co.	6.050%	1/15/38	490	600
South Carolina Electric & Gas Co.	5.450%	2/1/41	461	529
South Carolina Electric & Gas Co.	4.350%	2/1/42	1,011	1,027
South Carolina Electric & Gas Co.	4.600%	6/15/43	806	846
South Carolina Electric & Gas Co.	4.100%	6/15/46	848	830
South Carolina Electric & Gas Co.	4.500%	6/1/64	874	880
South Carolina Electric & Gas Co.	5.100%	6/1/65	1,150	1,264
Southern California Edison Co.	6.650%	4/1/29	488	625
Southern California Edison Co.	6.000%	1/15/34	598	767
Southern California Edison Co.	5.750%	4/1/35	277	351
Southern California Edison Co.	5.350%	7/15/35	681	831
Southern California Edison Co.	5.550%	1/15/36	220	270
Southern California Edison Co.	5.625%	2/1/36	1,540	1,928
Southern California Edison Co.	5.550%	1/15/37	700	874
Southern California Edison Co.	5.950%	2/1/38	1,032	1,355
Southern California Edison Co.	6.050%	3/15/39	925	1,242
Southern California Edison Co.	5.500%	3/15/40	570	725
Southern California Edison Co.	4.500%	9/1/40	621	695
Southern California Edison Co.	4.050%	3/15/42	1,595	1,701
Southern California Edison Co.	3.900%	3/15/43	680	707
Southern California Edison Co.	4.650%	10/1/43	1,316	1,523
Southern California Edison Co.	3.600%	2/1/45	499	496
Southern California Edison Co.	4.000%	4/1/47	2,540	2,705
Southern Co.	4.250%	7/1/36	1,206	1,251
Southern Co.	4.400%	7/1/46	3,200	3,368
Southern Power Co.	5.150%	9/15/41	1,138	1,248
Southern Power Co.	5.250%	7/15/43	520	580
Southern Power Co.	4.950%	12/15/46	650	699
Southwestern Electric Power Co.	6.200%	3/15/40	488	639
Southwestern Electric Power Co.	3.900%	4/1/45	1,048	1,050
Southwestern Public Service Co.	4.500%	8/15/41	370	413
Southwestern Public Service Co.	3.400%	8/15/46	1,000	951
Southwestern Public Service Co.	3.700%	8/15/47	838	841
Tampa Electric Co.	6.550%	5/15/36	50	66
Tampa Electric Co.	6.150%	5/15/37	265	338
Tampa Electric Co.	4.100%	6/15/42	515	522
Tampa Electric Co.	4.350%	5/15/44	540	576
Toledo Edison Co.	6.150%	5/15/37	723	916
TransAlta Corp.	6.500%	3/15/40	793	788
Union Electric Co.	5.300%	8/1/37	558	674
Union Electric Co.	8.450%	3/15/39	560	902
Union Electric Co.	3.900%	9/15/42	777	796
Union Electric Co.	3.650%	4/15/45	840	838
Virginia Electric & Power Co.	6.000%	1/15/36	1,010	1,296
Virginia Electric & Power Co.	6.000%	5/15/37	663	860
Virginia Electric & Power Co.	6.350%	11/30/37	752	1,008
Virginia Electric & Power Co.	8.875%	11/15/38	708	1,199
Virginia Electric & Power Co.	4.000%	1/15/43	923	965
Virginia Electric & Power Co.	4.650%	8/15/43	1,158	1,313
Virginia Electric & Power Co.	4.450%	2/15/44	1,658	1,845
Virginia Electric & Power Co.	4.200%	5/15/45	1,303	1,401
Virginia Electric & Power Co.	4.000%	11/15/46	922	961
Virginia Electric & Power Co.	3.800%	9/15/47	1,100	1,114

Westar Energy Inc.	4.125%	3/1/42	1,463	1,553
Westar Energy Inc.	4.100%	4/1/43	1,011	1,072
Westar Energy Inc.	4.250%	12/1/45	317	344
Wisconsin Electric Power Co.	5.625%	5/15/33	335	405
Wisconsin Electric Power Co.	5.700%	12/1/36	250	314
Wisconsin Electric Power Co.	4.250%	6/1/44	220	238
Wisconsin Electric Power Co.	4.300%	12/15/45	420	448
Wisconsin Power & Light Co.	6.375%	8/15/37	499	667
Wisconsin Public Service Corp.	3.671%	12/1/42	370	368
Wisconsin Public Service Corp.	4.752%	11/1/44	598	702
Xcel Energy Inc.	6.500%	7/1/36	689	920

Natural Gas (0.8%)
Atmos Energy Corp.	5.500%	6/15/41	750	929
Atmos Energy Corp.	4.150%	1/15/43	822	871
Atmos Energy Corp.	4.125%	10/15/44	2,083	2,219
CenterPoint Energy Resources Corp.	5.850%	1/15/41	639	805
CenterPoint Energy Resources Corp.	4.100%	9/1/47	525	537
KeySpan Corp.	5.803%	4/1/35	255	314
NiSource Finance Corp.	5.950%	6/15/41	843	1,055
NiSource Finance Corp.	5.250%	2/15/43	1,254	1,462
NiSource Finance Corp.	4.800%	2/15/44	1,546	1,722
NiSource Finance Corp.	5.650%	2/1/45	175	215
NiSource Finance Corp.	4.375%	5/15/47	2,085	2,213
NiSource Finance Corp.	3.950%	3/30/48	1,750	1,748
ONE Gas Inc.	4.658%	2/1/44	1,071	1,206
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	325	365
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	775	746
Sempra Energy	6.000%	10/15/39	1,489	1,908
Southern California Gas Co.	5.125%	11/15/40	635	776
Southern California Gas Co.	3.750%	9/15/42	725	746
Southern Co. Gas Capital Corp.	6.000%	10/1/34	215	257
Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,410	1,735
Southern Co. Gas Capital Corp.	4.400%	6/1/43	785	824
Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,000	982
Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,420	1,498
Southwest Gas Corp.	4.875%	10/1/43	300	337
Southwest Gas Corp.	3.800%	9/29/46	550	546
Washington Gas Light Co.	3.796%	9/15/46	863	870

Other Utility (0.2%)
American Water Capital Corp.	6.593%	10/15/37	1,658	2,291
American Water Capital Corp.	4.300%	12/1/42	475	511
American Water Capital Corp.	4.300%	9/1/45	1,115	1,213
American Water Capital Corp.	4.000%	12/1/46	325	336
American Water Capital Corp.	3.750%	9/1/47	1,488	1,497
United Utilities plc	6.875%	8/15/28	745	912
Veolia Environnement SA	6.750%	6/1/38	792	1,049
				376,676
Total Corporate Bonds (Cost $3,102,237)				3,194,802
Taxable Municipal Bonds (0.2%)
George Washington University District of
Columbia GO	4.300%	9/15/44	975	1,050
George Washington University District of
Columbia GO	4.868%	9/15/45	40	47

Missouri Health & Educational Facilities
Authority Revenue (Washington University)	3.652%	8/15/57	525	523
New York University Hospitals Center
Revenue	5.750%	7/1/43	745	966
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	443	547
President & Fellows of Harvard College
Massachusetts GO	3.150%	7/15/46	1,065	1,025
Princeton University New Jersey GO	5.700%	3/1/39	1,115	1,481
University of Southern California GO	5.250%	10/1/11	770	940
Total Taxable Municipal Bonds (Cost $6,397)				6,579
			Shares
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
5 Vanguard Market Liquidity Fund (Cost $43,814)	1.309%		438,093	43,813
Total Investments (100.2%) (Cost $3,157,676)				3,250,423
Other Assets and Liabilities-Net (-0.2%)				(6,769)
Net Assets (100%)				3,243,654

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate value of these securities was $84,168,000, representing 2.6% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
November 30, 2017.
4 Securities with a value of $646,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
30-Year U.S. Treasury Bond	March 2018	108	16,386	(172)
Ultra 10-Year U.S. Treasury Note	March 2018	15	1,998	(15)
				(187)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2018	(95)	(15,663)	86
				(101)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Long-Term Corporate Bond Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,229	—
Corporate Bonds	—	3,194,802	—
Taxable Municipal Bonds	—	6,579	—
Temporary Cash Investments	43,813	—	—
Futures Contracts—Assets[1]	310	—	—
Futures Contracts—Liabilities[1]	(331)	—	—
Total	43,792	3,206,610	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Long-Term Corporate Bond Index Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At November 30, 2017, the cost of investment securities for tax purposes was $3,158,819,000. Net unrealized appreciation of investment securities for tax purposes was $91,604,000, consisting of unrealized gains of $102,124,000 on securities that had risen in value since their purchase and $10,520,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mortgage-Backed Securities Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
Conventional Mortgage-Backed Securities (99.5%)
1,2	Fannie Mae Pool	2.000%	11/1/27–11/1/31	13,757	13,463
1,2,3	Fannie Mae Pool	2.500%	11/1/26–10/1/46	170,794	170,592
1,2,3	Fannie Mae Pool	3.000%	11/1/25–1/1/48	581,712	585,481
1,2,3	Fannie Mae Pool	3.500%	10/1/20–12/1/47	642,249	660,583
1,2,3	Fannie Mae Pool	4.000%	7/1/18–12/1/47	434,325	455,213
1,2,3	Fannie Mae Pool	4.500%	2/1/18–12/1/47	169,924	181,484
1,2	Fannie Mae Pool	5.000%	12/1/17–3/1/44	62,226	67,400
1,2	Fannie Mae Pool	5.500%	12/1/17–2/1/42	49,510	54,683
1,2	Fannie Mae Pool	6.000%	12/1/20–5/1/41	32,881	37,054
1,2	Fannie Mae Pool	6.500%	10/1/21–10/1/39	8,304	9,260
1,2	Fannie Mae Pool	7.000%	12/1/22–10/1/37	718	829
1,2	Fannie Mae Pool	7.500%	11/1/22	5	6
1,2	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	7,479	7,336
1,2,3	Freddie Mac Gold Pool	2.500%	8/1/22–10/1/46	123,328	123,381
1,2,3,4	Freddie Mac Gold Pool	3.000%	1/1/26–12/1/47	401,782	403,871
1,2,3	Freddie Mac Gold Pool	3.500%	9/1/25–1/1/48	414,240	425,971
1,2,3	Freddie Mac Gold Pool	4.000%	7/1/18–12/1/47	252,103	264,136
1,2,3	Freddie Mac Gold Pool	4.500%	1/1/18–1/1/48	91,884	97,940
1,2	Freddie Mac Gold Pool	5.000%	12/1/17–3/1/42	37,727	40,798
1,2	Freddie Mac Gold Pool	5.500%	4/1/21–6/1/41	32,492	35,676
1,2	Freddie Mac Gold Pool	6.000%	1/1/24–5/1/40	18,485	20,816
1,2	Freddie Mac Gold Pool	6.500%	10/1/28–9/1/39	3,522	3,917
1,2	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	290	332
1,2	Freddie Mac Gold Pool	8.000%	11/1/22	1	1
1	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	23,500	23,817
1,3	Ginnie Mae I Pool	3.500%	2/15/26–12/1/47	24,756	25,708
1,3	Ginnie Mae I Pool	4.000%	7/15/24–12/1/47	38,553	40,468
1,3	Ginnie Mae I Pool	4.500%	9/15/18–3/15/47	39,481	41,965
1	Ginnie Mae I Pool	5.000%	1/15/18–4/15/41	21,970	23,723
1	Ginnie Mae I Pool	5.500%	10/15/32–3/15/40	9,881	10,978
1	Ginnie Mae I Pool	6.000%	4/15/28–5/15/41	3,625	4,091
1	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	174	199
1	Ginnie Mae I Pool	7.000%	10/15/27	5	6
1	Ginnie Mae II Pool	2.500%	6/20/27–11/20/46	26,640	26,257
1,3	Ginnie Mae II Pool	3.000%	10/20/26–12/1/47	397,917	401,983
1,3	Ginnie Mae II Pool	3.500%	12/20/25–12/1/47	585,909	607,330
1,3	Ginnie Mae II Pool	4.000%	9/20/25–12/1/47	275,623	288,581
1,3	Ginnie Mae II Pool	4.500%	4/20/18–12/1/47	103,244	109,775
1	Ginnie Mae II Pool	5.000%	6/20/33–3/20/46	33,699	36,603
1	Ginnie Mae II Pool	5.500%	11/20/33–5/20/45	13,558	14,828
1	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	5,029	5,616
1	Ginnie Mae II Pool	6.500%	10/20/28–9/20/40	489	549
1	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	88	106
					5,322,806
Nonconventional Mortgage-Backed Securities (0.1%)
1,2	Fannie Mae Pool	2.123%	3/1/43	527	526
1,2	Fannie Mae Pool	2.178%	6/1/43	305	305
1,2	Fannie Mae Pool	2.268%	7/1/43	916	907

1,2	Fannie Mae Pool	2.417%	10/1/42	359	360
1,2,5	Fannie Mae Pool	2.976%	12/1/41	99	101
1,2,5	Fannie Mae Pool	3.060%	9/1/37	27	29
1,2,5	Fannie Mae Pool	3.303%	12/1/40	174	183
1,2	Fannie Mae Pool	3.345%	8/1/42	127	128
1,2,5	Fannie Mae Pool	3.356%	12/1/41	97	102
1,2,5	Fannie Mae Pool	3.400%	11/1/41	28	30
1,2,5	Fannie Mae Pool	3.409%	1/1/42	195	205
1,2,5	Fannie Mae Pool	3.419%	12/1/40	9	10
1,2,5	Fannie Mae Pool	3.422%	10/1/37	93	96
1,2,5	Fannie Mae Pool	3.435%	12/1/40	8	9
1,2,5	Fannie Mae Pool	3.440%	10/1/39–9/1/42	543	565
1,2,5	Fannie Mae Pool	3.445%	6/1/42	1,000	1,040
1,2,5	Fannie Mae Pool	3.447%	1/1/40	3	3
1,2,5	Fannie Mae Pool	3.453%	12/1/39	209	217
1,2,6	Fannie Mae Pool	3.456%	5/1/42	91	95
1,2,5	Fannie Mae Pool	3.467%	11/1/41	92	98
1,2,5	Fannie Mae Pool	3.471%	5/1/42	38	40
1,2,5	Fannie Mae Pool	3.475%	2/1/41	4	4
1,2,5	Fannie Mae Pool	3.481%	4/1/37	12	12
1,2,5	Fannie Mae Pool	3.496%	11/1/40	8	8
1,2,5	Fannie Mae Pool	3.501%	3/1/41	169	178
1,2,5	Fannie Mae Pool	3.556%	3/1/42	78	83
1,2,5	Fannie Mae Pool	3.558%	9/1/40	207	219
1,2,5	Fannie Mae Pool	3.560%	10/1/40	12	12
1,2,5	Fannie Mae Pool	3.568%	11/1/39	21	22
1,2,6	Fannie Mae Pool	3.570%	8/1/39	54	56
1,2,6	Fannie Mae Pool	3.591%	2/1/42	155	166
1,2	Fannie Mae Pool	3.608%	4/1/41	54	55
1,2,5	Fannie Mae Pool	3.632%	5/1/40–5/1/41	53	55
1,2,5	Fannie Mae Pool	5.188%	3/1/38	6	6
1,2	Freddie Mac Non Gold Pool	2.533%	11/1/43	401	402
1,2,5	Freddie Mac Non Gold Pool	3.363%	12/1/40	27	28
1,2,5	Freddie Mac Non Gold Pool	3.364%	2/1/37	17	18
1,2,5	Freddie Mac Non Gold Pool	3.410%	10/1/37	11	11
1,2,5	Freddie Mac Non Gold Pool	3.456%	2/1/42	38	39
1,2,5	Freddie Mac Non Gold Pool	3.581%	12/1/39	19	20
1,2,5	Freddie Mac Non Gold Pool	3.649%	9/1/40	55	58
1,2,5	Freddie Mac Non Gold Pool	3.652%	2/1/41	128	136
1,2,5	Freddie Mac Non Gold Pool	3.660%	2/1/41	6	6
1,2,5	Freddie Mac Non Gold Pool	3.686%	6/1/37	186	197
1,2,5	Freddie Mac Non Gold Pool	3.701%	6/1/41	76	80
1,2,5	Freddie Mac Non Gold Pool	3.706%	5/1/40	2	2
1,2,5	Freddie Mac Non Gold Pool	3.708%	6/1/40	35	37
1,2,5	Freddie Mac Non Gold Pool	3.714%	6/1/40	63	67
1,2	Freddie Mac Non Gold Pool	4.963%	3/1/38	43	45
1,7	Ginnie Mae II Pool	2.250%	11/20/40–12/20/42	517	533
1,7	Ginnie Mae II Pool	2.375%	1/20/41–2/20/41	489	507
1,7	Ginnie Mae II Pool	2.625%	4/20/41	7	7
1,7	Ginnie Mae II Pool	2.750%	7/20/41–8/20/41	123	127
1,7	Ginnie Mae II Pool	3.000%	11/20/40	14	14
1,7	Ginnie Mae II Pool	3.125%	5/20/41	9	9
					8,268
Total U.S. Government and Agency Obligations (Cost $5,385,051)					5,331,074

Mortgage-Backed Securities Index Fund

		Shares
Temporary Cash Investment (14.8%)
Money Market Fund (14.8%)
8 Vanguard Market Liquidity Fund (Cost $790,152)	1.309%	7,901,045	790,184
Total Investments (114.4%) (Cost $6,175,203)			6,121,258
Other Assets and Liabilities-Net (-14.4%)			(772,036)
Net Assets (100%)			5,349,222

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2017.
4 Securities with a value of $451,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
5 Adjustable-rate security based upon 12-month USD LIBOR plus spread.
6 Adjustable-rate security based upon 6-month USD LIBOR plus spread.
7 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

Mortgage-Backed Securities Index Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,331,074	—
Temporary Cash Investments	790,184	—	—
Total	790,184	5,331,074	—

D. At November 30, 2017, the cost of investment securities for tax purposes was $6,175,204,000. Net unrealized depreciation of investment securities for tax purposes was $53,946,000, consisting of unrealized gains of $3,664,000 on securities that had risen in value since their purchase and $57,610,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Explorer Value Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (93.5%)1
Consumer Discretionary (11.3%)
	Six Flags Entertainment Corp.	162,997	10,663
	Nexstar Media Group Inc. Class A	150,537	10,221
^,* LGI Homes Inc.		128,641	9,032
*	Modine Manufacturing Co.	371,966	8,518
	Lithia Motors Inc. Class A	64,828	7,604
*	Career Education Corp.	517,158	6,863
	Wendy's Co.	290,946	4,332
^	Rent-A-Center Inc.	330,954	3,720
*	Boot Barn Holdings Inc.	191,328	2,834
*	Deckers Outdoor Corp.	36,465	2,725
*	Del Taco Restaurants Inc.	195,638	2,402
*	Vista Outdoor Inc.	146,399	2,110
^,* Lands' End Inc.		147,166	1,795
	Libbey Inc.	187,703	1,274
*	Global Eagle Entertainment Inc.	281,574	769
			74,862
Consumer Staples (3.1%)
	Pinnacle Foods Inc.	159,891	9,310
*	HRG Group Inc.	444,025	7,704
*	Central Garden & Pet Co. Class A	48,008	1,852
	Lamb Weston Holdings Inc.	24,749	1,346
			20,212
Energy (4.8%)
*	Parsley Energy Inc. Class A	294,256	7,904
*	RSP Permian Inc.	145,903	5,359
*	Callon Petroleum Co.	380,154	4,197
	SM Energy Co.	173,912	3,589
*	Carrizo Oil & Gas Inc.	174,854	3,380
*	QEP Resources Inc.	313,322	3,027
*	PDC Energy Inc.	65,498	3,010
*	International Seaways Inc.	88,117	1,497
			31,963
Financials (23.5%)
	PacWest Bancorp	335,335	15,982
	MB Financial Inc.	274,788	12,791
	Columbia Banking System Inc.	273,463	12,607
	BGC Partners Inc. Class A	605,778	9,892
	Starwood Property Trust Inc.	411,164	8,914
	Argo Group International Holdings Ltd.	140,660	8,616
	First Horizon National Corp.	427,470	8,289
	South State Corp.	83,012	7,641
	Popular Inc.	212,716	7,522
	Flushing Financial Corp.	264,898	7,491
	Affiliated Managers Group Inc.	37,530	7,456
	Aspen Insurance Holdings Ltd.	171,002	7,011
	Washington Federal Inc.	198,746	6,916
	Renasant Corp.	128,627	5,536
	Navigators Group Inc.	100,218	5,161

	James River Group Holdings Ltd.	114,686	4,643
*	First BanCorp	876,771	4,366
	FirstCash Inc.	64,529	4,349
*	Texas Capital Bancshares Inc.	40,636	3,672
*	Bancorp Inc.	229,280	2,217
	WSFS Financial Corp.	42,262	2,139
	Investment Technology Group Inc.	118,863	2,138
			155,349
Health Care (3.5%)
^,* Ligand Pharmaceuticals Inc.		80,831	10,658
*	Myriad Genetics Inc.	126,979	4,397
*	Diplomat Pharmacy Inc.	217,115	3,886
*	Impax Laboratories Inc.	158,112	2,632
^,* Lannett Co. Inc.		72,272	1,912
			23,485
Industrials (16.4%)
	KAR Auction Services Inc.	261,039	13,149
*	Genesee & Wyoming Inc. Class A	159,487	12,571
*	Teledyne Technologies Inc.	54,879	10,221
*	Beacon Roofing Supply Inc.	142,120	9,107
	BWX Technologies Inc.	119,905	7,488
*	KLX Inc.	106,448	5,973
*	BMC Stock Holdings Inc.	217,792	5,031
	Kaman Corp.	83,077	4,956
	Interface Inc. Class A	185,665	4,632
	Actuant Corp. Class A	161,141	4,254
*	Wesco Aircraft Holdings Inc.	538,430	3,984
	Encore Wire Corp.	82,374	3,839
	HNI Corp.	105,394	3,689
	EnerSys	45,713	3,158
*	MRC Global Inc.	190,584	2,994
	Altra Industrial Motion Corp.	60,395	2,935
*	Saia Inc.	44,550	2,931
*	WESCO International Inc.	42,125	2,761
	Briggs & Stratton Corp.	110,388	2,749
*	DXP Enterprises Inc.	72,724	2,022
			108,444
Information Technology (11.8%)
*	IAC/InterActiveCorp	124,550	15,852
*	ACI Worldwide Inc.	420,631	9,624
	Silicon Motion Technology Corp. ADR	160,653	8,316
*	Integrated Device Technology Inc.	209,583	6,306
*	Conduent Inc.	407,876	6,224
^,* Match Group Inc.		178,190	5,239
	j2 Global Inc.	63,291	4,776
*	Virtusa Corp.	102,956	4,772
	Jabil Inc.	139,318	4,019
*	Semtech Corp.	87,880	2,992
*	Insight Enterprises Inc.	58,573	2,284
*	Itron Inc.	32,784	2,113
*	Veeco Instruments Inc.	112,431	1,816
*	FormFactor Inc.	105,369	1,728
*	Infinera Corp.	237,456	1,719
			77,780
Materials (8.4%)
	FMC Corp.	123,412	11,650

Silgan Holdings Inc.	316,052	9,128
Valvoline Inc.	348,819	8,602
*	Kraton Corp.	160,558	7,554
Carpenter Technology Corp.	84,304	4,167
^,* Allegheny Technologies Inc.	171,834	3,913
Ashland Global Holdings Inc.	49,190	3,639
Innophos Holdings Inc.	73,174	3,390
Eagle Materials Inc.	21,447	2,400
PH Glatfelter Co.	39,153	814
55,257
Real Estate (7.9%)
*	Howard Hughes Corp.	75,190	9,324
Medical Properties Trust Inc.	674,207	9,230
Gaming and Leisure Properties Inc.	225,214	8,180
Sunstone Hotel Investors Inc.	432,159	7,221
Cousins Properties Inc.	599,307	5,376
Invitation Homes Inc.	227,832	5,365
Mack-Cali Realty Corp.	235,641	5,215
National Retail Properties Inc.	59,898	2,460
52,371
Utilities (2.8%)
Portland General Electric Co.	162,020	8,043
MDU Resources Group Inc.	187,967	5,254
Unitil Corp.	98,950	5,169
18,466
Total Common Stocks (Cost $493,109)	618,189

Coupon
Temporary Cash Investments (7.9%)1
Money Market Fund (7.6%)
2,3 Vanguard Market Liquidity Fund	1.309%	503,453	50,350

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.3%)
4	United States Treasury Bill	1.083%	2/1/18	1,000	998
4	United States Treasury Bill	1.087%	3/1/18	1,000	997
1,995
Total Temporary Cash Investments (Cost $52,342)	52,345
Total Investments (101.4%) (Cost $545,451)	670,534
Other Assets and Liabilities-Net (-1.4%)3	(9,055)
Net Assets (100%)	661,479

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,647,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.8% and 4.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $9,925,000 of collateral received for securities on loan.
4 Securities with a value of $1,097,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Explorer Value Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2017	284	21,945	1,785

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	618,189	—	—
Temporary Cash Investments	50,350	1,995	—
Futures Contracts—Assets[1]	60	—	—
Total	668,599	1,995	—
1 Represents variation margin on the last day of the reporting period.

Explorer Value Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At November 30, 2017, the cost of investment securities for tax purposes was $545,451,000. Net unrealized appreciation of investment securities for tax purposes was $125,083,000, consisting of unrealized gains of $145,005,000 on securities that had risen in value since their purchase and $19,922,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Corporate Bond ETF

Schedule of Investments (unaudited)
As of November 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Bond Funds (100.0%)
Vanguard Short-Term Corporate Bond ETF	109,999	8,759
Vanguard Long-Term Corporate Bond ETF	78,593	7,415
Vanguard Intermediate-Term Corporate Bond ETF	81,252	7,109
		23,283
Total Investment Companies (Cost $23,276)		23,283
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.309% (Cost $6)	59	6
Total Investments (100.0%) (Cost $23,282)		23,289
Other Assets and Liabilities-Net (0.0%)		4
Net Assets (100%)		23,293

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At November 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2017, the cost of investment securities for tax purposes was $23,282,000. Net unrealized appreciation of investment securities for tax purposes was $7,000, consisting of unrealized gains of $16,000 on securities that had risen in value since their purchase and $9,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Vanguard Total Corporate Bond ETF

					Current Period Transactions
	Nov. 7,		Proceeds				Capital	Nov 30,
	2017[1]		from	Realized	Change in		Gain	2017
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	—	NA2	NA2	—	—	—	—	6
Vanguard Intermediate-
Term Corporate Bond
ETF	—	7,146	35	—	(2)	—	—	7,109
Vanguard Long-Term
Corporate Bond ETF	—	7,400	—	—	15	—	—	7,415
Vanguard Short-Term
Corporate Bond ETF	—	8,765	—	—	(6)	—	—	8,759
Total	—	23,311	35	—	7	—	—	23,289

1 Inception.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Russell 1000 Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Consumer Discretionary (13.7%)
*	Amazon.com Inc.	45,445	53,477
	Home Depot Inc.	137,481	24,722
	Comcast Corp. Class A	539,022	20,235
	Walt Disney Co.	179,093	18,772
	Wal-Mart Stores Inc.	166,855	16,223
	McDonald's Corp.	93,250	16,036
*	Priceline Group Inc.	5,627	9,789
	Starbucks Corp.	161,630	9,345
	Costco Wholesale Corp.	50,013	9,224
	NIKE Inc. Class B	151,113	9,130
*	Netflix Inc.	46,931	8,803
	Time Warner Inc.	88,709	8,118
	Lowe's Cos. Inc.	96,719	8,063
*	Charter Communications Inc. Class A	21,779	7,104
	General Motors Co.	151,192	6,515
	Ford Motor Co.	447,112	5,598
	TJX Cos. Inc.	73,980	5,589
	Marriott International Inc. Class A	36,194	4,597
*,^ Tesla Inc.		14,854	4,588
*	eBay Inc.	114,460	3,968
	Twenty-First Century Fox Inc. Class A	119,975	3,832
	Target Corp.	62,507	3,744
	Ross Stores Inc.	44,413	3,377
	Yum! Brands Inc.	40,211	3,356
	Delphi Automotive plc	30,769	3,221
	Estee Lauder Cos. Inc. Class A	25,065	3,129
	Carnival Corp.	46,412	3,046
	Las Vegas Sands Corp.	41,511	2,876
	Dollar General Corp.	31,654	2,788
*	Dollar Tree Inc.	26,796	2,754
	VF Corp.	36,680	2,676
	Royal Caribbean Cruises Ltd.	19,732	2,444
*	O'Reilly Automotive Inc.	9,683	2,287
*	AutoZone Inc.	3,232	2,220
	CBS Corp. Class B	39,030	2,188
*	Mohawk Industries Inc.	7,182	2,030
	DR Horton Inc.	39,702	2,025
	MGM Resorts International	58,445	1,994
	Hilton Worldwide Holdings Inc.	25,318	1,964
	Omnicom Group Inc.	26,646	1,904
	Best Buy Co. Inc.	29,492	1,758
	Yum China Holdings Inc.	42,302	1,727
	Expedia Inc.	13,923	1,706
	Newell Brands Inc.	54,828	1,698
	Genuine Parts Co.	16,752	1,557
	L Brands Inc.	27,730	1,555
	Nielsen Holdings plc	41,376	1,519
	Twenty-First Century Fox Inc.	48,735	1,518
*	Ulta Beauty Inc.	6,739	1,494

Lear Corp.	7,975	1,443
Wynn Resorts Ltd.	9,117	1,441
* LKQ Corp.	36,211	1,427
* CarMax Inc.	20,370	1,404
Whirlpool Corp.	8,256	1,392
* Tapestry Inc.	32,923	1,373
Lennar Corp. Class A	21,750	1,365
Wyndham Worldwide Corp.	12,024	1,351
* NVR Inc.	379	1,317
* DISH Network Corp. Class A	25,605	1,297
BorgWarner Inc.	23,157	1,289
Fortune Brands Home & Security Inc.	18,065	1,236
Aramark	28,436	1,211
Darden Restaurants Inc.	14,292	1,205
Tiffany & Co.	12,541	1,185
Hasbro Inc.	12,621	1,174
* Norwegian Cruise Line Holdings Ltd.	21,327	1,155
* Liberty Interactive Corp. QVC Group Class A	47,325	1,155
Viacom Inc. Class B	40,201	1,138
PulteGroup Inc.	32,546	1,111
PVH Corp.	8,211	1,105
Harley-Davidson Inc.	20,672	1,038
Domino's Pizza Inc.	5,483	1,021
Tractor Supply Co.	14,750	1,006
Vail Resorts Inc.	4,292	966
* Liberty Broadband Corp.	10,986	955
Sirius XM Holdings Inc.	168,361	926
Coty Inc. Class A	53,393	920
* Michael Kors Holdings Ltd.	15,587	911
Toll Brothers Inc.	17,838	898
Goodyear Tire & Rubber Co.	27,427	888
* Chipotle Mexican Grill Inc. Class A	2,902	883
Gap Inc.	27,204	879
Hanesbrands Inc.	41,992	877
* WABCO Holdings Inc.	5,859	876
Thor Industries Inc.	5,700	875
Macy's Inc.	36,424	867
Kohl's Corp.	17,861	857
* Burlington Stores Inc.	8,037	855
Polaris Industries Inc.	6,723	854
Adient plc	10,894	853
Interpublic Group of Cos. Inc.	42,701	845
* Liberty Media Corp-Liberty SiriusXM Class C	20,189	824
Advance Auto Parts Inc.	8,082	816
* Liberty Media Corp-Liberty Formula One	22,182	807
Garmin Ltd.	12,907	801
Service Corp. International	20,926	773
* Lululemon Athletica Inc.	11,484	769
Scripps Networks Interactive Inc. Class A	9,297	761
Mattel Inc.	40,429	738
* ServiceMaster Global Holdings Inc.	14,364	702
* Live Nation Entertainment Inc.	15,396	699
Gentex Corp.	33,592	688
KAR Auction Services Inc.	13,538	682
News Corp. Class A	42,106	680
Foot Locker Inc.	15,173	650
H&R Block Inc.	24,509	642

	Ralph Lauren Corp. Class A	6,711	639
	Leggett & Platt Inc.	13,154	635
	Carter's Inc.	5,734	621
*	Discovery Communications Inc. Class A	31,260	595
*	Bright Horizons Family Solutions Inc.	6,423	571
	Brunswick Corp.	10,315	571
	Dunkin' Brands Group Inc.	9,481	566
	Nordstrom Inc.	12,019	546
	Williams-Sonoma Inc.	10,602	542
*	Skechers U.S.A. Inc. Class A	15,410	541
	Six Flags Entertainment Corp.	8,096	530
*	Liberty Ventures Class A	9,469	528
	CalAtlantic Group Inc.	9,358	524
	Pool Corp.	4,173	524
	Cinemark Holdings Inc.	12,825	463
*	Madison Square Garden Co. Class A	1,946	422
*	Liberty Media Corp-Liberty SiriusXM Class A	10,211	416
*	Visteon Corp.	3,160	416
*	TripAdvisor Inc.	11,904	412
	Signet Jewelers Ltd.	7,871	412
*	AutoNation Inc.	7,323	405
	Bed Bath & Beyond Inc.	17,558	393
*	Hyatt Hotels Corp. Class A	5,399	391
*	Lions Gate Entertainment Corp. Class B	12,548	389
	Tupperware Brands Corp.	6,093	385
	Cable One Inc.	558	383
	Extended Stay America Inc.	21,534	376
	Tribune Media Co. Class A	9,036	372
*	Liberty Broadband Corp. Class A	3,997	343
*	Hilton Grand Vacations Inc.	8,154	326
	International Game Technology plc	11,642	320
	John Wiley & Sons Inc. Class A	5,370	318
	Dick's Sporting Goods Inc.	10,780	318
*	Urban Outfitters Inc.	10,064	313
*	AMC Networks Inc. Class A	5,962	307
	Graham Holdings Co. Class B	523	305
*	Michaels Cos. Inc.	14,070	304
*	Wayfair Inc.	4,235	296
*	Under Armour Inc.	24,083	287
*	Tempur Sealy International Inc.	4,673	271
	Regal Entertainment Group Class A	12,849	260
*,^ Under Armour Inc. Class A		19,435	258
	TEGNA Inc.	18,942	252
*	Murphy USA Inc.	3,129	247
	Wendy's Co.	15,975	238
	Choice Hotels International Inc.	3,019	237
	News Corp. Class B	13,886	228
*	Liberty Expedia Holdings Inc. Class A	4,933	222
	Penske Automotive Group Inc.	4,503	218
*	Sally Beauty Holdings Inc.	11,433	195
*	Lions Gate Entertainment Corp. Class A	5,552	182
	AMERCO	479	178
	GameStop Corp. Class A	8,945	168
*	Discovery Communications Inc.	9,046	164
	Lennar Corp. Class B	3,057	157
*	Pandora Media Inc.	28,200	141
*	Floor & Decor Holdings Inc. Class A	2,922	119

*	Liberty Media Corp-Liberty Formula One Class A	1,924	67
	Viacom Inc. Class A	1,690	58
*	Altice USA Inc. Class A	1,263	23
	Entercom Communications Corp. Class A	166	2
			396,029
Consumer Staples (6.6%)
	Procter & Gamble Co.	292,671	26,338
	Coca-Cola Co.	439,529	20,117
	PepsiCo Inc.	163,478	19,048
	Philip Morris International Inc.	177,469	18,235
	Altria Group Inc.	220,997	14,990
	CVS Health Corp.	116,606	8,932
	Walgreens Boots Alliance Inc.	106,106	7,720
	Mondelez International Inc. Class A	167,855	7,208
	Colgate-Palmolive Co.	98,372	7,127
	Kraft Heinz Co.	68,938	5,610
	Kimberly-Clark Corp.	40,814	4,888
	Constellation Brands Inc. Class A	18,478	4,021
	General Mills Inc.	66,677	3,771
	Sysco Corp.	56,934	3,287
*	Monster Beverage Corp.	47,513	2,978
	Kroger Co.	103,105	2,666
	Tyson Foods Inc. Class A	31,649	2,603
	Archer-Daniels-Midland Co.	63,811	2,545
	Clorox Co.	14,977	2,086
	Kellogg Co.	29,022	1,920
	Hershey Co.	16,124	1,789
	Dr Pepper Snapple Group Inc.	19,804	1,786
	Conagra Brands Inc.	44,096	1,646
	Molson Coors Brewing Co. Class B	20,252	1,582
	JM Smucker Co.	11,963	1,396
	McCormick & Co. Inc.	13,282	1,357
	Church & Dwight Co. Inc.	27,309	1,286
	Brown-Forman Corp. Class B	20,240	1,210
	Ingredion Inc.	8,381	1,161
	Bunge Ltd.	16,387	1,096
	Hormel Foods Corp.	29,651	1,081
	Campbell Soup Co.	19,721	972
	Lamb Weston Holdings Inc.	17,218	936
	Pinnacle Foods Inc.	12,645	736
*	Post Holdings Inc.	7,828	622
*	US Foods Holding Corp.	20,603	600
*	Herbalife Ltd.	7,922	556
*	Hain Celestial Group Inc.	12,169	500
	Casey's General Stores Inc.	3,638	439
*	Edgewell Personal Care Co.	6,810	395
	Nu Skin Enterprises Inc. Class A	5,538	376
	Flowers Foods Inc.	18,773	375
	Brown-Forman Corp. Class A	6,138	370
*	Sprouts Farmers Market Inc.	14,947	349
	Energizer Holdings Inc.	7,407	340
*	TreeHouse Foods Inc.	7,002	322
	Spectrum Brands Holdings Inc.	2,739	315
*,^ Blue Buffalo Pet Products Inc.		10,152	312
*	Rite Aid Corp.	123,140	248
*	Pilgrim's Pride Corp.	6,059	222

Seaboard Corp.	34	147
		190,612
Energy (5.7%)
Exxon Mobil Corp.	485,075	40,402
Chevron Corp.	216,507	25,762
Schlumberger Ltd.	158,592	9,967
ConocoPhillips	139,712	7,109
EOG Resources Inc.	65,727	6,725
Occidental Petroleum Corp.	87,893	6,196
Phillips 66	50,012	4,879
Valero Energy Corp.	51,038	4,370
Halliburton Co.	99,588	4,161
Kinder Morgan Inc.	219,604	3,784
Marathon Petroleum Corp.	57,365	3,593
Anadarko Petroleum Corp.	64,974	3,125
Pioneer Natural Resources Co.	19,421	3,030
Williams Cos. Inc.	95,630	2,778
* Concho Resources Inc.	17,029	2,382
Devon Energy Corp.	60,271	2,322
ONEOK Inc.	42,689	2,216
Andeavor	18,002	1,899
Apache Corp.	42,384	1,773
EQT Corp.	27,076	1,614
Cabot Oil & Gas Corp.	52,401	1,517
Marathon Oil Corp.	97,328	1,444
Baker Hughes a GE Co.	47,912	1,424
Hess Corp.	31,016	1,423
Noble Energy Inc.	52,600	1,383
National Oilwell Varco Inc.	40,694	1,365
Cimarex Energy Co.	10,914	1,267
* Diamondback Energy Inc.	11,528	1,260
* Cheniere Energy Inc.	23,502	1,136
Targa Resources Corp.	23,481	1,019
HollyFrontier Corp.	20,476	911
Helmerich & Payne Inc.	12,429	728
* Parsley Energy Inc. Class A	24,558	660
* Newfield Exploration Co.	21,214	656
* Energen Corp.	11,427	645
* WPX Energy Inc.	46,235	586
* RSP Permian Inc.	15,860	582
* First Solar Inc.	9,359	581
Valvoline Inc.	23,369	576
Murphy Oil Corp.	19,454	544
Patterson-UTI Energy Inc.	24,748	534
* Continental Resources Inc.	10,219	484
* Antero Resources Corp.	23,627	449
Range Resources Corp.	24,570	443
* Transocean Ltd.	40,842	414
PBF Energy Inc. Class A	12,569	407
* Southwestern Energy Co.	61,006	388
* CNX Resources Corp.	27,597	385
* Chesapeake Energy Corp.	93,094	379
* Weatherford International plc	106,582	352
* Centennial Resource Development Inc. Class A	15,777	320
SM Energy Co.	13,381	276
* Whiting Petroleum Corp.	10,963	273
* QEP Resources Inc.	27,659	267

Oceaneering International Inc.	12,829	251
World Fuel Services Corp.	8,444	237
* Kosmos Energy Ltd.	28,849	230
* Gulfport Energy Corp.	16,307	209
Nabors Industries Ltd.	34,488	208
RPC Inc.	7,681	185
* Extraction Oil & Gas Inc.	10,996	166
* Laredo Petroleum Inc.	13,939	149
* CONSOL Energy Inc.	3,449	76
		164,876
Financial Services (21.1%)
* Berkshire Hathaway Inc. Class B	219,813	42,426
JPMorgan Chase & Co.	404,630	42,292
Bank of America Corp.	1,127,089	31,750
Wells Fargo & Co.	513,838	29,016
Visa Inc. Class A	211,126	23,771
Citigroup Inc.	311,800	23,541
Mastercard Inc. Class A	107,681	16,203
Goldman Sachs Group Inc.	42,006	10,402
US Bancorp	181,959	10,035
* PayPal Holdings Inc.	129,564	9,812
American Express Co.	84,500	8,256
Chubb Ltd.	53,221	8,095
PNC Financial Services Group Inc.	55,739	7,835
Morgan Stanley	151,505	7,819
BlackRock Inc.	14,231	7,132
American Tower Corp.	48,267	6,947
Charles Schwab Corp.	135,645	6,618
Bank of New York Mellon Corp.	115,439	6,319
American International Group Inc.	102,782	6,163
CME Group Inc.	38,785	5,800
Simon Property Group Inc.	35,589	5,757
Prudential Financial Inc.	49,386	5,721
MetLife Inc.	103,901	5,577
Crown Castle International Corp.	46,074	5,206
Capital One Financial Corp.	55,510	5,107
Marsh & McLennan Cos. Inc.	58,992	4,951
S&P Global Inc.	29,418	4,868
Intercontinental Exchange Inc.	66,812	4,774
BB&T Corp.	93,395	4,616
Travelers Cos. Inc.	31,666	4,293
Allstate Corp.	41,606	4,271
Aon plc	29,876	4,189
Equinix Inc.	8,916	4,141
State Street Corp.	43,042	4,104
Prologis Inc.	60,768	4,025
Aflac Inc.	44,403	3,891
Public Storage	17,035	3,631
Fidelity National Information Services Inc.	37,650	3,552
Progressive Corp.	65,963	3,508
SunTrust Banks Inc.	55,389	3,414
Synchrony Financial	89,685	3,219
* Fiserv Inc.	23,686	3,114
Weyerhaeuser Co.	85,524	3,026
Discover Financial Services	40,938	2,890
AvalonBay Communities Inc.	15,914	2,886
Welltower Inc.	42,374	2,859

Moody's Corp.	18,659	2,833
M&T Bank Corp.	16,385	2,768
T. Rowe Price Group Inc.	26,790	2,757
Equity Residential	41,261	2,757
Ameriprise Financial Inc.	16,879	2,755
Digital Realty Trust Inc.	23,357	2,726
Fifth Third Bancorp	87,487	2,669
Ventas Inc.	41,062	2,628
KeyCorp	127,588	2,422
Hartford Financial Services Group Inc.	42,074	2,417
Northern Trust Corp.	24,096	2,356
* SBA Communications Corp. Class A	13,693	2,324
Willis Towers Watson plc	14,424	2,319
Citizens Financial Group Inc.	55,369	2,254
Boston Properties Inc.	17,969	2,253
Regions Financial Corp.	133,713	2,218
Principal Financial Group Inc.	29,473	2,086
Lincoln National Corp.	25,580	1,958
* FleetCor Technologies Inc.	10,520	1,913
Essex Property Trust Inc.	7,529	1,860
Huntington Bancshares Inc.	125,573	1,808
Global Payments Inc.	17,522	1,762
* Markel Corp.	1,577	1,746
Comerica Inc.	20,641	1,720
Invesco Ltd.	46,687	1,689
First Republic Bank	17,523	1,674
Host Hotels & Resorts Inc.	84,557	1,673
Realty Income Corp.	29,552	1,634
GGP Inc.	68,707	1,615
Franklin Resources Inc.	37,108	1,609
Equifax Inc.	13,789	1,574
CBOE Holdings Inc.	12,638	1,560
Loews Corp.	30,459	1,531
Annaly Capital Management Inc.	130,261	1,520
* E*TRADE Financial Corp.	31,562	1,519
Total System Services Inc.	20,122	1,496
Vornado Realty Trust	19,033	1,477
TD Ameritrade Holding Corp.	28,003	1,433
HCP Inc.	53,989	1,427
Ally Financial Inc.	53,118	1,427
Unum Group	24,842	1,407
* SVB Financial Group	6,069	1,382
* Vantiv Inc. Class A	18,172	1,363
* CBRE Group Inc. Class A	31,358	1,360
Mid-America Apartment Communities Inc.	13,181	1,350
Alexandria Real Estate Equities Inc.	10,534	1,338
Raymond James Financial Inc.	15,086	1,332
* Arch Capital Group Ltd.	14,025	1,328
Alliance Data Systems Corp.	5,550	1,328
Affiliated Managers Group Inc.	6,602	1,312
MSCI Inc. Class A	10,155	1,307
Arthur J Gallagher & Co.	19,153	1,261
Iron Mountain Inc.	30,656	1,253
Cincinnati Financial Corp.	16,653	1,244
Broadridge Financial Solutions Inc.	13,745	1,241
Torchmark Corp.	13,658	1,214
FNF Group	29,951	1,212

Extra Space Storage Inc.	13,945	1,190
Regency Centers Corp.	17,448	1,183
Zions Bancorporation	23,698	1,174
UDR Inc.	29,776	1,171
Duke Realty Corp.	41,569	1,169
SL Green Realty Corp.	11,305	1,156
XL Group Ltd.	29,247	1,135
Federal Realty Investment Trust	8,419	1,113
Reinsurance Group of America Inc. Class A	6,789	1,100
Western Union Co.	55,400	1,091
* Square Inc.	27,288	1,070
Nasdaq Inc.	13,419	1,062
East West Bancorp Inc.	17,083	1,051
Jack Henry & Associates Inc.	8,930	1,030
SEI Investments Co.	14,543	1,023
Everest Re Group Ltd.	4,650	1,021
Macerich Co.	15,734	1,019
* Alleghany Corp.	1,742	1,019
Leucadia National Corp.	37,953	999
Camden Property Trust	10,881	993
Voya Financial Inc.	21,510	951
* TransUnion	16,988	943
WP Carey Inc.	12,665	901
VEREIT Inc.	115,209	899
Kimco Realty Corp.	48,135	891
FactSet Research Systems Inc.	4,448	889
* Signature Bank	6,468	888
AGNC Investment Corp.	44,337	882
Equity LifeStyle Properties Inc.	9,600	867
* First Data Corp. Class A	51,925	854
Gaming and Leisure Properties Inc.	23,345	848
MarketAxess Holdings Inc.	4,316	843
Sun Communities Inc.	8,960	834
Apartment Investment & Management Co.	18,907	834
Jones Lang LaSalle Inc.	5,318	811
Invitation Homes Inc.	33,668	793
WR Berkley Corp.	11,359	785
Synovus Financial Corp.	15,780	783
Colony NorthStar Inc. Class A	64,223	783
American Financial Group Inc.	7,429	780
National Retail Properties Inc.	18,180	747
New York Community Bancorp Inc.	55,743	744
Eaton Vance Corp.	13,412	741
Kilroy Realty Corp.	9,781	737
Lamar Advertising Co. Class A	9,689	729
CIT Group Inc.	14,607	728
Brown & Brown Inc.	13,967	716
Lazard Ltd. Class A	14,408	710
Douglas Emmett Inc.	17,349	699
* Western Alliance Bancorp	11,993	698
Forest City Realty Trust Inc. Class A	28,979	694
PacWest Bancorp	14,551	694
Starwood Property Trust Inc.	31,920	692
Cullen/Frost Bankers Inc.	6,926	682
Liberty Property Trust	15,181	681
Hudson Pacific Properties Inc.	18,780	669
DCT Industrial Trust Inc.	11,028	663

Bank of the Ozarks	13,749	663
Assurant Inc.	6,547	660
Brixmor Property Group Inc.	35,973	650
Webster Financial Corp.	11,263	646
First American Financial Corp.	11,539	641
Old Republic International Corp.	30,194	633
Omega Healthcare Investors Inc.	23,310	626
Medical Properties Trust Inc.	45,345	621
CyrusOne Inc.	10,143	616
Healthcare Trust of America Inc. Class A	19,954	610
* WEX Inc.	4,726	608
American Homes 4 Rent Class A	28,301	608
Hospitality Properties Trust	20,254	607
Pinnacle Financial Partners Inc.	8,820	605
CubeSmart	20,662	590
* Brighthouse Financial Inc.	9,897	582
New Residential Investment Corp.	32,559	576
American Campus Communities Inc.	13,427	569
FNB Corp.	39,576	562
* Athene Holding Ltd. Class A	11,671	561
First Horizon National Corp.	28,756	558
RenaissanceRe Holdings Ltd.	4,185	555
Hanover Insurance Group Inc.	5,024	541
Prosperity Bancshares Inc.	7,694	539
* Euronet Worldwide Inc.	5,892	538
Park Hotels & Resorts Inc.	18,379	537
Axis Capital Holdings Ltd.	10,165	533
Dun & Bradstreet Corp.	4,302	530
LPL Financial Holdings Inc.	10,212	529
STORE Capital Corp.	20,294	524
* Howard Hughes Corp.	4,100	508
People's United Financial Inc.	26,703	508
Rayonier Inc.	15,688	495
Spirit Realty Capital Inc.	57,153	488
Highwoods Properties Inc.	9,553	485
BankUnited Inc.	12,976	483
White Mountains Insurance Group Ltd.	536	478
Life Storage Inc.	5,310	477
Weingarten Realty Investors	14,427	475
* Equity Commonwealth	15,635	470
Interactive Brokers Group Inc.	8,197	468
* SLM Corp.	40,348	467
CoreSite Realty Corp.	4,069	462
Realogy Holdings Corp.	16,269	454
Validus Holdings Ltd.	9,203	453
* CoreLogic Inc.	10,363	452
* Zillow Group Inc.	11,000	451
Senior Housing Properties Trust	22,940	439
Assured Guaranty Ltd.	12,017	436
Popular Inc.	12,334	436
Commerce Bancshares Inc.	7,618	431
TCF Financial Corp.	20,684	420
Legg Mason Inc.	10,510	420
Taubman Centers Inc.	7,005	411
Navient Corp.	32,563	411
MFA Financial Inc.	50,961	408
Outfront Media Inc.	16,905	397

Retail Properties of America Inc.	30,225	395
Erie Indemnity Co. Class A	3,178	394
* Credit Acceptance Corp.	1,295	392
Federated Investors Inc. Class B	11,633	390
BGC Partners Inc. Class A	23,520	384
Columbia Property Trust Inc.	16,556	377
Apple Hospitality REIT Inc.	19,063	371
EPR Properties	5,246	356
* Two Harbors Investment Corp.	22,088	353
Empire State Realty Trust Inc.	16,219	329
Santander Consumer USA Holdings Inc.	18,863	325
Chimera Investment Corp.	17,632	323
CoreCivic Inc.	13,570	319
BOK Financial Corp.	3,566	317
Uniti Group Inc.	19,611	316
ProAssurance Corp.	5,007	310
Aspen Insurance Holdings Ltd.	7,384	303
Associated Banc-Corp	11,625	296
* Zillow Group Inc. Class A	7,082	291
DDR Corp.	36,730	280
Corporate Office Properties Trust	8,734	265
Brandywine Realty Trust	13,308	229
Morningstar Inc.	2,370	219
JBG SMITH Properties	6,196	206
Paramount Group Inc.	12,475	202
CNA Financial Corp.	3,687	201
Mercury General Corp.	3,574	196
Bank of Hawaii Corp.	2,294	195
Tanger Factory Outlet Centers Inc.	7,729	194
* OneMain Holdings Inc. Class A	7,149	185
Piedmont Office Realty Trust Inc. Class A	8,765	175
American National Insurance Co.	1,212	152
TFS Financial Corp.	9,567	146
First Hawaiian Inc.	2,869	84
Granite Point Mortgage Trust Inc.	755	13
		610,457
Health Care (13.2%)
Johnson & Johnson	308,415	42,971
UnitedHealth Group Inc.	109,559	24,998
Pfizer Inc.	676,081	24,515
AbbVie Inc.	182,000	17,639
Merck & Co. Inc.	313,530	17,329
Amgen Inc.	84,200	14,791
Medtronic plc	156,914	12,887
Bristol-Myers Squibb Co.	188,645	11,920
Gilead Sciences Inc.	148,886	11,134
Abbott Laboratories	193,643	10,916
Eli Lilly & Co.	111,853	9,467
* Celgene Corp.	88,646	8,938
Thermo Fisher Scientific Inc.	45,612	8,792
* Biogen Inc.	24,154	7,782
Anthem Inc.	30,261	7,110
Aetna Inc.	37,087	6,682
Allergan plc	38,433	6,681
Danaher Corp.	70,172	6,621
Stryker Corp.	38,938	6,074
Cigna Corp.	28,383	6,009

Becton Dickinson and Co.	25,449	5,808
* Intuitive Surgical Inc.	12,529	5,009
Humana Inc.	16,547	4,316
* Express Scripts Holding Co.	65,985	4,301
* Vertex Pharmaceuticals Inc.	28,863	4,165
* Boston Scientific Corp.	156,496	4,113
Zoetis Inc.	56,192	4,062
* Illumina Inc.	16,652	3,830
Baxter International Inc.	56,801	3,722
McKesson Corp.	24,209	3,577
* Regeneron Pharmaceuticals Inc.	8,983	3,251
* HCA Healthcare Inc.	33,870	2,879
* Edwards Lifesciences Corp.	24,015	2,815
CR Bard Inc.	8,230	2,765
* Alexion Pharmaceuticals Inc.	24,812	2,725
Zimmer Biomet Holdings Inc.	22,992	2,692
Agilent Technologies Inc.	36,650	2,538
* Align Technology Inc.	9,014	2,352
* Cerner Corp.	32,759	2,316
* Mylan NV	60,568	2,213
Cardinal Health Inc.	36,408	2,155
* Centene Corp.	19,400	1,981
* Incyte Corp.	19,344	1,915
* Laboratory Corp. of America Holdings	11,783	1,865
* BioMarin Pharmaceutical Inc.	20,153	1,729
Dentsply Sirona Inc.	25,380	1,701
AmerisourceBergen Corp. Class A	18,456	1,565
* IQVIA Holdings Inc.	15,301	1,561
* IDEXX Laboratories Inc.	9,963	1,558
Quest Diagnostics Inc.	15,037	1,480
ResMed Inc.	15,990	1,366
Teleflex Inc.	5,066	1,345
* Hologic Inc.	31,961	1,333
Perrigo Co. plc	15,284	1,333
Cooper Cos. Inc.	5,522	1,332
* Alnylam Pharmaceuticals Inc.	9,701	1,305
* Henry Schein Inc.	17,384	1,242
* Varian Medical Systems Inc.	10,528	1,176
* WellCare Health Plans Inc.	5,184	1,104
Universal Health Services Inc. Class B	10,182	1,103
* DaVita Inc.	16,545	1,010
PerkinElmer Inc.	12,631	931
* Alkermes plc	17,455	913
* ABIOMED Inc.	4,679	912
* Exelixis Inc.	33,157	898
STERIS plc	9,794	881
West Pharmaceutical Services Inc.	8,394	839
* QIAGEN NV	25,089	800
* Ionis Pharmaceuticals Inc.	13,960	775
* Veeva Systems Inc. Class A	12,730	766
* Neurocrine Biosciences Inc.	9,629	692
* Seattle Genetics Inc.	11,010	671
* Bio-Rad Laboratories Inc. Class A	2,461	668
Hill-Rom Holdings Inc.	7,713	652
* Bioverativ Inc.	12,477	624
* athenahealth Inc.	4,553	605
* United Therapeutics Corp.	4,615	600

	Bio-Techne Corp.	4,417	595
*	DexCom Inc.	9,891	578
*	Charles River Laboratories International Inc.	5,239	546
*	MEDNAX Inc.	10,627	529
*	Envision Healthcare Corp.	13,589	434
	Bruker Corp.	12,186	429
*	Juno Therapeutics Inc.	7,107	388
	Patterson Cos. Inc.	10,257	375
*	TESARO Inc.	4,384	371
*	ACADIA Pharmaceuticals Inc.	11,630	352
*	Akorn Inc.	10,002	326
*	Acadia Healthcare Co. Inc.	9,426	300
*	Agios Pharmaceuticals Inc.	4,566	281
*	Mallinckrodt plc	11,840	258
*	Brookdale Senior Living Inc.	22,353	239
*	LifePoint Health Inc.	4,493	215
*	OPKO Health Inc.	39,198	206
*	Endo International plc	27,867	204
*	Premier Inc. Class A	4,735	137
*	Intercept Pharmaceuticals Inc.	2,072	127
*,^ Intrexon Corp.		7,988	109
*	Quorum Health Corp.	35	—
			383,090
Materials & Processing (3.7%)
	DowDuPont Inc.	266,629	19,187
	Monsanto Co.	49,904	5,906
	Praxair Inc.	32,785	5,046
	Ecolab Inc.	29,523	4,013
	Air Products & Chemicals Inc.	24,055	3,922
	LyondellBasell Industries NV Class A	36,930	3,867
	Sherwin-Williams Co.	9,378	3,746
	PPG Industries Inc.	29,575	3,456
	International Paper Co.	46,274	2,620
	Ingersoll-Rand plc	29,694	2,602
	Newmont Mining Corp.	61,318	2,268
*	Freeport-McMoRan Inc.	155,839	2,169
	Nucor Corp.	37,336	2,147
	Vulcan Materials Co.	15,282	1,920
	Fastenal Co.	33,675	1,764
	WestRock Co.	27,637	1,725
	Celanese Corp. Class A	15,912	1,706
	Albemarle Corp.	12,349	1,659
	Ball Corp.	40,217	1,605
	Eastman Chemical Co.	16,872	1,559
	FMC Corp.	15,251	1,440
	International Flavors & Fragrances Inc.	9,225	1,434
	Martin Marietta Materials Inc.	6,777	1,412
	Masco Corp.	32,048	1,375
	Packaging Corp. of America	10,907	1,294
	Owens Corning	13,219	1,168
	Sealed Air Corp.	23,013	1,106
	Chemours Co.	21,055	1,082
	Mosaic Co.	41,227	1,001
	CF Industries Holdings Inc.	26,651	999
	Steel Dynamics Inc.	25,061	965
	Lennox International Inc.	4,541	952
*	Crown Holdings Inc.	15,661	935

*	Alcoa Corp.	20,652	857
	RPM International Inc.	15,922	843
	Acuity Brands Inc.	4,913	842
*	Berry Global Group Inc.	13,981	836
*	Axalta Coating Systems Ltd.	24,480	775
	Huntsman Corp.	23,635	755
	Olin Corp.	18,957	676
	AptarGroup Inc.	7,410	655
	Royal Gold Inc.	7,646	633
	Eagle Materials Inc.	5,564	623
	Watsco Inc.	3,666	614
	United States Steel Corp.	20,830	602
	Hexcel Corp.	9,218	572
	Ashland Global Holdings Inc.	7,371	545
	Sonoco Products Co.	9,904	530
	Scotts Miracle-Gro Co.	5,258	520
	Reliance Steel & Aluminum Co.	6,520	513
	Bemis Co. Inc.	10,794	506
	Graphic Packaging Holding Co.	33,072	506
	Versum Materials Inc.	13,090	503
	WR Grace & Co.	6,683	490
*	Owens-Illinois Inc.	19,750	478
	Cabot Corp.	7,350	450
	Valmont Industries Inc.	2,576	445
	Southern Copper Corp.	9,969	419
*	USG Corp.	10,741	408
	Westlake Chemical Corp.	4,086	400
*	Univar Inc.	12,735	375
	NewMarket Corp.	889	356
*	Armstrong World Industries Inc.	5,443	326
	Timken Co.	5,854	292
	Domtar Corp.	5,753	277
*	Platform Specialty Products Corp.	27,104	270
	Silgan Holdings Inc.	9,206	266
	Tahoe Resources Inc.	36,759	162
	Ardagh Group SA	2,596	52
			106,422
Other (0.0%)2
*,3 Herbalife Ltd. CVR		1,316	13

Producer Durables (10.8%)
	General Electric Co.	995,522	18,208
	Boeing Co.	63,684	17,628
	3M Co.	66,349	16,132
	Honeywell International Inc.	87,095	13,583
	Union Pacific Corp.	92,567	11,710
	Accenture plc Class A	71,038	10,514
	United Technologies Corp.	85,458	10,379
	United Parcel Service Inc. Class B	79,110	9,608
	Caterpillar Inc.	65,179	9,200
	Lockheed Martin Corp.	28,593	9,125
	FedEx Corp.	28,354	6,563
	Raytheon Co.	33,368	6,378
	General Dynamics Corp.	29,746	6,162
	Illinois Tool Works Inc.	34,988	5,922
	Automatic Data Processing Inc.	51,356	5,878
	Northrop Grumman Corp.	18,425	5,664

CSX Corp.	99,742	5,561
Deere & Co.	36,497	5,469
Emerson Electric Co.	73,452	4,761
Norfolk Southern Corp.	33,251	4,610
Waste Management Inc.	51,026	4,197
Johnson Controls International plc	107,550	4,048
Delta Air Lines Inc.	75,718	4,007
Eaton Corp. plc	51,436	4,001
Southwest Airlines Co.	64,792	3,931
Roper Technologies Inc.	11,664	3,117
Stanley Black & Decker Inc.	17,773	3,015
Cummins Inc.	17,817	2,983
Parker-Hannifin Corp.	15,347	2,877
Rockwell Automation Inc.	14,434	2,787
PACCAR Inc.	39,516	2,779
Fortive Corp.	34,777	2,596
American Airlines Group Inc.	49,777	2,513
Rockwell Collins Inc.	18,357	2,429
Paychex Inc.	35,995	2,423
* United Continental Holdings Inc.	31,910	2,021
* Mettler-Toledo International Inc.	2,915	1,834
AMETEK Inc.	25,153	1,828
Republic Services Inc. Class A	26,639	1,730
* Waters Corp.	8,649	1,705
Textron Inc.	30,577	1,703
* Verisk Analytics Inc. Class A	17,642	1,701
L3 Technologies Inc.	8,471	1,682
Dover Corp.	16,868	1,648
TransDigm Group Inc.	5,626	1,597
Cintas Corp.	10,040	1,581
* United Rentals Inc.	9,704	1,548
Xylem Inc.	20,954	1,453
Pentair plc	19,497	1,387
Expeditors International of Washington Inc.	21,147	1,370
Kansas City Southern	12,066	1,353
CH Robinson Worldwide Inc.	15,472	1,341
WW Grainger Inc.	6,024	1,333
Huntington Ingalls Industries Inc.	5,182	1,252
IDEX Corp.	9,119	1,236
* Trimble Inc.	29,364	1,233
* CoStar Group Inc.	4,042	1,233
Spirit AeroSystems Holdings Inc. Class A	14,119	1,189
Avery Dennison Corp.	10,182	1,162
Snap-on Inc.	6,782	1,149
JB Hunt Transport Services Inc.	10,121	1,125
Arconic Inc.	44,668	1,099
* XPO Logistics Inc.	13,496	1,067
ManpowerGroup Inc.	7,866	1,014
* Sensata Technologies Holding NV	20,029	1,000
* Copart Inc.	23,035	994
Allegion plc	11,274	949
* Keysight Technologies Inc.	21,708	944
Old Dominion Freight Line Inc.	7,262	939
Jacobs Engineering Group Inc.	13,789	905
Alaska Air Group Inc.	13,049	903
AO Smith Corp.	14,143	897
Orbital ATK Inc.	6,650	877

Graco Inc.	6,602	869
* Middleby Corp.	6,663	850
Toro Co.	12,677	827
* JetBlue Airways Corp.	38,374	824
Robert Half International Inc.	14,354	819
Hubbell Inc. Class B	6,496	817
Fluor Corp.	16,467	797
* HD Supply Holdings Inc.	21,024	777
* Teledyne Technologies Inc.	4,122	768
Wabtec Corp.	9,854	758
Nordson Corp.	5,821	747
Carlisle Cos. Inc.	6,372	733
Xerox Corp.	24,512	727
FLIR Systems Inc.	15,402	717
* AECOM	18,662	700
BWX Technologies Inc.	11,107	694
* Zebra Technologies Corp.	6,241	688
Oshkosh Corp.	7,594	684
Booz Allen Hamilton Holding Corp. Class A	17,462	676
Flowserve Corp.	15,378	655
* Quanta Services Inc.	17,227	653
Allison Transmission Holdings Inc.	15,678	643
* Stericycle Inc.	9,674	641
Lincoln Electric Holdings Inc.	7,032	641
Macquarie Infrastructure Corp.	9,403	628
Donaldson Co. Inc.	12,521	625
National Instruments Corp.	13,244	582
Genpact Ltd.	17,427	562
AGCO Corp.	7,914	560
Trinity Industries Inc.	15,659	558
Rollins Inc.	11,485	532
Crane Co.	6,158	526
Ryder System Inc.	6,324	522
Air Lease Corp. Class A	11,594	502
Copa Holdings SA Class A	3,680	494
* Genesee & Wyoming Inc. Class A	6,167	486
Terex Corp.	9,816	459
ITT Inc.	8,383	454
HEICO Corp. Class A	5,940	451
Landstar System Inc.	4,298	444
* Kirby Corp.	6,424	432
* WESCO International Inc.	6,023	395
* Colfax Corp.	10,528	392
MSC Industrial Direct Co. Inc. Class A	4,168	375
* Welbilt Inc.	16,201	364
* Spirit Airlines Inc.	8,496	362
* Conduent Inc.	23,069	352
* Clean Harbors Inc.	6,337	341
Regal Beloit Corp.	3,976	306
* Gardner Denver Holdings Inc.	8,059	261
Pitney Bowes Inc.	23,237	248
HEICO Corp.	2,662	240
		310,898
Technology (20.0%)
Apple Inc.	596,881	102,574
Microsoft Corp.	857,840	72,204
* Facebook Inc. Class A	266,918	47,292

* Alphabet Inc. Class A	34,084	35,317
* Alphabet Inc. Class C	34,540	35,279
Intel Corp.	539,220	24,179
Cisco Systems Inc.	574,206	21,418
Oracle Corp.	328,578	16,120
International Business Machines Corp.	98,398	15,150
NVIDIA Corp.	64,959	13,038
Broadcom Ltd.	46,304	12,870
QUALCOMM Inc.	169,288	11,231
Texas Instruments Inc.	114,190	11,110
* Adobe Systems Inc.	56,550	10,262
* salesforce.com Inc.	77,343	8,068
Applied Materials Inc.	123,709	6,528
Activision Blizzard Inc.	84,745	5,288
* Micron Technology Inc.	122,936	5,211
Cognizant Technology Solutions Corp. Class A	67,056	4,847
* NXP Semiconductors NV	39,019	4,424
Intuit Inc.	27,821	4,374
HP Inc.	194,993	4,183
* Electronic Arts Inc.	34,447	3,663
Analog Devices Inc.	41,644	3,586
Lam Research Corp.	18,494	3,557
Corning Inc.	99,445	3,221
Amphenol Corp. Class A	34,582	3,133
DXC Technology Co.	32,505	3,125
Hewlett Packard Enterprise Co.	188,896	2,635
Western Digital Corp.	33,371	2,632
* Autodesk Inc.	23,885	2,620
* Red Hat Inc.	20,415	2,588
* ServiceNow Inc.	18,766	2,308
Skyworks Solutions Inc.	21,238	2,224
Microchip Technology Inc.	25,540	2,222
Harris Corp.	14,148	2,044
Symantec Corp.	68,610	1,988
Xilinx Inc.	28,127	1,955
* IHS Markit Ltd.	42,549	1,899
* Dell Technologies Inc. Class V	23,262	1,820
KLA-Tencor Corp.	17,574	1,797
NetApp Inc.	31,299	1,769
Maxim Integrated Products Inc.	32,623	1,707
Motorola Solutions Inc.	17,821	1,677
* Synopsys Inc.	17,555	1,587
* Twitter Inc.	76,732	1,579
* Workday Inc. Class A	15,098	1,555
* Citrix Systems Inc.	17,628	1,545
* Palo Alto Networks Inc.	10,336	1,506
* ANSYS Inc.	9,811	1,454
* Arista Networks Inc.	6,085	1,419
* Cadence Design Systems Inc.	31,864	1,399
* Take-Two Interactive Software Inc.	11,863	1,323
Cognex Corp.	9,149	1,268
* Splunk Inc.	15,716	1,259
* Gartner Inc.	9,932	1,201
* VeriSign Inc.	10,157	1,169
CDW Corp.	16,595	1,162
CA Inc.	33,916	1,122
Juniper Networks Inc.	40,269	1,118

* Qorvo Inc.	14,525	1,112
CDK Global Inc.	15,881	1,097
Leidos Holdings Inc.	16,498	1,049
Marvell Technology Group Ltd.	46,189	1,032
Amdocs Ltd.	15,722	1,026
* Advanced Micro Devices Inc.	93,465	1,018
* Akamai Technologies Inc.	18,247	1,018
* F5 Networks Inc.	7,367	989
* VMware Inc. Class A	8,153	979
* IAC/InterActiveCorp	7,661	975
* IPG Photonics Corp.	4,150	950
Teradyne Inc.	23,286	942
* ON Semiconductor Corp.	46,102	926
* PTC Inc.	13,496	859
Universal Display Corp.	4,742	858
* Arrow Electronics Inc.	10,433	842
SS&C Technologies Holdings Inc.	20,366	841
* Coherent Inc.	2,807	820
* CommScope Holding Co. Inc.	21,840	786
LogMeIn Inc.	6,158	733
* Microsemi Corp.	13,689	723
* Fortinet Inc.	17,034	716
* Tyler Technologies Inc.	3,598	658
* Guidewire Software Inc.	8,841	658
* Ultimate Software Group Inc.	3,086	651
* Cavium Inc.	7,581	648
Avnet Inc.	15,447	640
Jabil Inc.	21,080	608
* GoDaddy Inc. Class A	12,298	598
* Teradata Corp.	14,839	564
CSRA Inc.	19,492	564
* Black Knight Inc.	12,509	562
Cypress Semiconductor Corp.	35,051	561
* ARRIS International plc	18,380	551
* Tableau Software Inc. Class A	6,623	466
* NCR Corp.	14,090	441
* Nuance Communications Inc.	28,369	441
Sabre Corp.	20,781	414
DST Systems Inc.	6,149	385
* Atlassian Corp. plc Class A	7,878	368
* EchoStar Corp. Class A	5,901	353
* Zynga Inc. Class A	85,847	352
* Manhattan Associates Inc.	7,914	351
Dolby Laboratories Inc. Class A	5,278	328
* FireEye Inc.	21,254	300
* Match Group Inc.	4,294	126
		578,682
Utilities (5.0%)
AT&T Inc.	704,530	25,631
Verizon Communications Inc.	467,005	23,766
NextEra Energy Inc.	53,158	8,401
Duke Energy Corp.	79,429	7,084
Dominion Energy Inc.	73,309	6,168
Southern Co.	113,647	5,819
Exelon Corp.	109,556	4,570
American Electric Power Co. Inc.	55,821	4,333
Sempra Energy	28,701	3,473

	PG&E Corp.			58,701	3,184
	Consolidated Edison Inc.			35,066	3,122
	Public Service Enterprise Group Inc.			57,981	3,076
	Xcel Energy Inc.			58,204	3,004
	Edison International			36,414	2,959
	PPL Corp.			78,360	2,873
	WEC Energy Group Inc.			36,444	2,533
	DTE Energy Co.			20,631	2,384
	Eversource Energy			36,600	2,374
*	T-Mobile US Inc.			33,848	2,067
	American Water Works Co. Inc.			21,023	1,925
	Ameren Corp.			28,131	1,799
	Entergy Corp.			20,780	1,797
	FirstEnergy Corp.			51,039	1,742
	CenturyLink Inc.			111,029	1,620
	CenterPoint Energy Inc.			50,117	1,504
	CMS Energy Corp.			29,092	1,452
	Pinnacle West Capital Corp.			13,074	1,200
	Alliant Energy Corp.			26,528	1,197
	NiSource Inc.			38,077	1,048
	UGI Corp.			20,446	1,002
	Westar Energy Inc. Class A			16,639	952
	NRG Energy Inc.			33,957	939
	Atmos Energy Corp.			9,839	908
	Great Plains Energy Inc.			25,358	870
	OGE Energy Corp.			24,179	865
	AES Corp.			76,953	814
*	Zayo Group Holdings Inc.			21,287	752
	Aqua America Inc.			17,983	683
	SCANA Corp.			15,544	671
	MDU Resources Group Inc.			23,004	643
*	Calpine Corp.			42,301	635
	Vectren Corp.			8,210	571
	Hawaiian Electric Industries Inc.			13,686	525
*	Vistra Energy Corp.			27,464	519
	National Fuel Gas Co.			8,589	505
*	Sprint Corp.			70,562	423
	Avangrid Inc.			6,843	363
	Telephone & Data Systems Inc.			11,242	311
*	United States Cellular Corp.			2,232	84
					145,140
Total Common Stocks (Cost $2,127,627)					2,886,219
		Coupon
Temporary Cash Investments (0.1%)1
Money Market Fund (0.1%)
4,5 Vanguard Market Liquidity Fund		1.309%		34,578	3,458

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6	United States Treasury Bill	1.084%	2/1/18	400	400
Total Temporary Cash Investments (Cost $3,858)					3,858

Total Investments (99.9%) (Cost $2,131,485)	2,890,077
Other Assets and Liabilities-Net (0.1%)5	3,377
Net Assets (100%)	2,893,454

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,886,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $1,926,000 of collateral received for securities on loan.
6 Securities with a value of $399,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	48	6,355	181

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Russell 1000 Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,886,206	—	13
Temporary Cash Investments	3,458	400	—
Futures Contracts—Assets[1]	55	—	—
Total	2,889,719	400	13
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At November 30, 2017, the cost of investment securities for tax purposes was $2,131,485,000. Net unrealized appreciation of investment securities for tax purposes was $758,592,000, consisting of unrealized gains of $817,945,000 on securities that had risen in value since their purchase and $59,353,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Value Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Consumer Discretionary (8.3%)
	Wal-Mart Stores Inc.	334,320	32,506
	Time Warner Inc.	177,751	16,266
	General Motors Co.	302,644	13,041
	Walt Disney Co.	113,645	11,912
	Ford Motor Co.	894,313	11,197
*	eBay Inc.	229,912	7,971
	Target Corp.	126,879	7,600
	Twenty-First Century Fox Inc. Class A	228,992	7,314
	Carnival Corp.	93,431	6,133
	Royal Caribbean Cruises Ltd.	39,383	4,879
*	Charter Communications Inc. Class A	14,320	4,671
*	Mohawk Industries Inc.	13,254	3,746
	MGM Resorts International	107,426	3,665
	Best Buy Co. Inc.	60,596	3,612
	Dollar General Corp.	38,949	3,431
	Newell Brands Inc.	110,002	3,407
	Comcast Corp. Class A	81,012	3,041
	Nielsen Holdings plc	81,766	3,002
	Twenty-First Century Fox Inc.	93,700	2,919
	Lennar Corp. Class A	45,476	2,855
	L Brands Inc.	46,404	2,602
	Whirlpool Corp.	15,145	2,553
	BorgWarner Inc.	43,627	2,429
	PVH Corp.	17,752	2,389
*	LKQ Corp.	60,482	2,384
	Viacom Inc. Class B	83,016	2,351
	Tiffany & Co.	24,751	2,339
*	Norwegian Cruise Line Holdings Ltd.	42,539	2,304
*	Tapestry Inc.	53,804	2,243
	Genuine Parts Co.	20,567	1,912
*	Liberty Broadband Corp.	21,610	1,879
	Goodyear Tire & Rubber Co.	57,554	1,863
	Coty Inc. Class A	107,909	1,859
	Kohl's Corp.	38,756	1,859
	DR Horton Inc.	35,000	1,785
*	Michael Kors Holdings Ltd.	30,156	1,762
	Garmin Ltd.	27,602	1,714
*	Liberty Media Corp-Liberty SiriusXM Class C	41,464	1,692
	Adient plc	21,581	1,689
	Gap Inc.	51,968	1,679
	Macy's Inc.	69,985	1,666
	News Corp. Class A	99,195	1,603
	PulteGroup Inc.	45,463	1,552
	VF Corp.	19,264	1,405
	Aramark	32,088	1,367
*	Liberty Media Corp-Liberty Formula One	37,047	1,348
	Ralph Lauren Corp. Class A	12,901	1,228
	Advance Auto Parts Inc.	11,945	1,206
	Foot Locker Inc.	27,911	1,196

	Mattel Inc.	63,648	1,162
	H&R Block Inc.	40,157	1,051
*	Liberty Ventures Class A	18,274	1,020
*	Liberty Interactive Corp. QVC Group Class A	41,312	1,008
	CalAtlantic Group Inc.	17,925	1,005
*	Discovery Communications Inc.	51,759	936
	Toll Brothers Inc.	18,426	927
	Cinemark Holdings Inc.	24,443	883
*	Madison Square Garden Co. Class A	3,897	844
	Williams-Sonoma Inc.	16,030	820
	Signet Jewelers Ltd.	15,666	819
*,^ AutoNation Inc.		14,693	814
*	Liberty Media Corp-Liberty SiriusXM Class A	19,908	812
*	Hyatt Hotels Corp. Class A	10,516	761
	Scripps Networks Interactive Inc. Class A	8,906	729
*	Burlington Stores Inc.	6,812	725
	Bed Bath & Beyond Inc.	32,158	720
	Tribune Media Co. Class A	17,163	707
*	Liberty Broadband Corp. Class A	8,042	689
	International Game Technology plc	24,440	672
	TEGNA Inc.	49,197	653
*	AutoZone Inc.	938	644
*	Murphy USA Inc.	7,892	622
*	Urban Outfitters Inc.	19,699	613
	John Wiley & Sons Inc. Class A	10,192	603
*	Skechers U.S.A. Inc. Class A	17,070	599
	Hasbro Inc.	6,350	591
*	DISH Network Corp. Class A	11,616	588
	Graham Holdings Co. Class B	997	581
*	Discovery Communications Inc. Class A	29,044	552
	Harley-Davidson Inc.	10,918	548
	Lear Corp.	2,643	478
	Yum China Holdings Inc.	11,597	473
	Hilton Worldwide Holdings Inc.	5,960	462
*	TripAdvisor Inc.	13,298	460
	Gentex Corp.	22,398	459
*	Liberty Expedia Holdings Inc. Class A	9,926	447
	GameStop Corp. Class A	22,789	427
	AMERCO	1,143	424
*	Liberty Media Corp-Liberty Formula One Class A	11,811	411
	Penske Automotive Group Inc.	8,244	399
	Regal Entertainment Group Class A	19,179	388
*	Tempur Sealy International Inc.	6,519	378
*	Sally Beauty Holdings Inc.	20,548	350
	Extended Stay America Inc.	19,896	348
*	Dollar Tree Inc.	2,809	289
	Leggett & Platt Inc.	5,900	285
	Interpublic Group of Cos. Inc.	13,958	276
*	Lions Gate Entertainment Corp. Class B	8,461	263
	News Corp. Class B	15,933	261
	Brunswick Corp.	3,980	220
	Lennar Corp. Class B	3,668	188
	Fortune Brands Home & Security Inc.	2,450	168
*	Under Armour Inc. Class A	11,852	158
	Dick's Sporting Goods Inc.	4,537	134
*	Under Armour Inc.	11,083	132
*	Lions Gate Entertainment Corp. Class A	3,977	130

* Michaels Cos. Inc.	5,862	127
Sirius XM Holdings Inc.	18,453	101
Viacom Inc. Class A	742	25
		239,385
Consumer Staples (7.4%)
Procter & Gamble Co.	557,841	50,200
Philip Morris International Inc.	324,158	33,307
CVS Health Corp.	233,388	17,878
Mondelez International Inc. Class A	336,236	14,438
Walgreens Boots Alliance Inc.	172,735	12,568
Colgate-Palmolive Co.	166,394	12,055
Kraft Heinz Co.	137,480	11,187
Coca-Cola Co.	221,974	10,160
Tyson Foods Inc. Class A	63,919	5,257
Archer-Daniels-Midland Co.	126,562	5,047
PepsiCo Inc.	42,530	4,956
Conagra Brands Inc.	91,202	3,405
Molson Coors Brewing Co. Class B	39,499	3,085
JM Smucker Co.	25,175	2,937
Kroger Co.	94,250	2,437
Ingredion Inc.	16,347	2,264
Hormel Foods Corp.	61,732	2,250
General Mills Inc.	38,264	2,164
Bunge Ltd.	32,198	2,154
Pinnacle Foods Inc.	27,169	1,582
Kimberly-Clark Corp.	12,026	1,440
Lamb Weston Holdings Inc.	25,921	1,409
* US Foods Holding Corp.	43,850	1,277
* Post Holdings Inc.	14,873	1,182
Casey's General Stores Inc.	8,659	1,046
* Hain Celestial Group Inc.	23,259	956
Flowers Foods Inc.	40,593	811
* Edgewell Personal Care Co.	13,437	779
Campbell Soup Co.	14,119	696
Clorox Co.	4,368	609
Nu Skin Enterprises Inc. Class A	8,625	586
* TreeHouse Foods Inc.	8,974	413
Hershey Co.	3,382	375
Kellogg Co.	4,162	275
* Rite Aid Corp.	128,692	259
Seaboard Corp.	59	255
Brown-Forman Corp. Class A	1,827	110
Brown-Forman Corp. Class B	1,462	88
* Pilgrim's Pride Corp.	1,318	48
		211,945
Energy (10.7%)
Exxon Mobil Corp.	972,902	81,033
Chevron Corp.	433,659	51,601
Schlumberger Ltd.	318,688	20,029
ConocoPhillips	278,884	14,190
Occidental Petroleum Corp.	174,804	12,324
EOG Resources Inc.	119,423	12,219
Phillips 66	99,784	9,735
Valero Energy Corp.	102,589	8,784
Kinder Morgan Inc.	441,499	7,607
Marathon Petroleum Corp.	115,264	7,219

	Anadarko Petroleum Corp.	128,735	6,191
	Pioneer Natural Resources Co.	38,809	6,056
*	Concho Resources Inc.	33,823	4,730
	Williams Cos. Inc.	161,983	4,706
	Devon Energy Corp.	111,984	4,315
	Andeavor	35,716	3,767
	Apache Corp.	82,928	3,469
	Hess Corp.	65,058	2,985
	National Oilwell Varco Inc.	87,216	2,926
	Noble Energy Inc.	110,981	2,919
	Baker Hughes a GE Co.	97,413	2,896
	Marathon Oil Corp.	195,106	2,895
	EQT Corp.	46,503	2,772
	Halliburton Co.	64,501	2,695
	Targa Resources Corp.	48,475	2,104
*	Diamondback Energy Inc.	17,340	1,895
	HollyFrontier Corp.	40,693	1,810
	Helmerich & Payne Inc.	24,470	1,433
*	Energen Corp.	22,305	1,259
	Valvoline Inc.	47,092	1,161
*	First Solar Inc.	18,578	1,154
*	WPX Energy Inc.	90,649	1,148
	Murphy Oil Corp.	37,416	1,046
	Patterson-UTI Energy Inc.	47,844	1,033
	Range Resources Corp.	52,631	948
*,^ Transocean Ltd.		89,101	903
	Cabot Oil & Gas Corp.	31,162	902
	PBF Energy Inc. Class A	25,064	811
*	Chesapeake Energy Corp.	193,849	789
*	Cheniere Energy Inc.	15,989	773
*	Southwestern Energy Co.	115,791	736
*	CNX Resources Corp.	52,252	729
*	Weatherford International plc	202,403	668
*	Centennial Resource Development Inc. Class A	31,249	634
*	RSP Permian Inc.	14,990	551
*	Continental Resources Inc.	11,375	538
*	QEP Resources Inc.	54,874	530
*	Whiting Petroleum Corp.	20,629	515
	SM Energy Co.	24,902	514
*	Antero Resources Corp.	26,756	508
*	Parsley Energy Inc. Class A	18,109	486
	Oceaneering International Inc.	22,509	440
	World Fuel Services Corp.	15,553	437
*	Kosmos Energy Ltd.	54,641	436
*	Gulfport Energy Corp.	32,868	421
*	Extraction Oil & Gas Inc.	27,669	417
	Nabors Industries Ltd.	63,740	385
	Cimarex Energy Co.	1,478	172
*	CONSOL Energy Inc.	6,531	144
	RPC Inc.	1,261	30
			306,523
Financial Services (31.5%)
*	Berkshire Hathaway Inc. Class B	441,861	85,284
	JPMorgan Chase & Co.	811,715	84,840
	Bank of America Corp.	2,261,591	63,709
	Wells Fargo & Co.	1,030,794	58,209
	Citigroup Inc.	625,488	47,224

Goldman Sachs Group Inc.	84,122	20,832
US Bancorp	363,005	20,020
American Express Co.	170,103	16,621
Chubb Ltd.	106,561	16,209
Morgan Stanley	302,301	15,602
PNC Financial Services Group Inc.	110,889	15,587
BlackRock Inc.	28,506	14,287
Bank of New York Mellon Corp.	230,965	12,643
CME Group Inc.	77,599	11,604
Prudential Financial Inc.	98,186	11,374
MetLife Inc.	207,187	11,122
American International Group Inc.	181,326	10,872
Capital One Financial Corp.	104,894	9,650
BB&T Corp.	185,954	9,190
Travelers Cos. Inc.	63,053	8,548
Prologis Inc.	120,875	8,006
State Street Corp.	81,617	7,782
Aflac Inc.	88,766	7,779
SunTrust Banks Inc.	110,823	6,830
Synchrony Financial	184,637	6,627
Allstate Corp.	60,388	6,199
Discover Financial Services	86,880	6,134
Weyerhaeuser Co.	171,358	6,063
AvalonBay Communities Inc.	31,509	5,714
Welltower Inc.	83,937	5,662
M&T Bank Corp.	33,181	5,606
Equity Residential	81,600	5,453
Fifth Third Bancorp	172,388	5,260
Ventas Inc.	81,263	5,202
Intercontinental Exchange Inc.	70,152	5,012
Hartford Financial Services Group Inc.	83,734	4,810
KeyCorp	250,321	4,751
T. Rowe Price Group Inc.	45,676	4,701
Northern Trust Corp.	47,958	4,689
Citizens Financial Group Inc.	115,003	4,681
Willis Towers Watson plc	28,964	4,657
Regions Financial Corp.	275,603	4,572
Principal Financial Group Inc.	61,038	4,321
Lincoln National Corp.	50,745	3,885
Boston Properties Inc.	30,030	3,765
Essex Property Trust Inc.	14,954	3,693
Huntington Bancshares Inc.	247,638	3,566
* Markel Corp.	3,132	3,467
Realty Income Corp.	62,550	3,459
Franklin Resources Inc.	76,910	3,334
Comerica Inc.	39,981	3,331
GGP Inc.	141,404	3,323
Host Hotels & Resorts Inc.	166,596	3,297
Loews Corp.	63,634	3,200
Vornado Realty Trust	39,609	3,074
Fidelity National Information Services Inc.	32,326	3,049
Annaly Capital Management Inc.	261,096	3,047
* E*TRADE Financial Corp.	63,159	3,040
Unum Group	51,757	2,930
HCP Inc.	107,734	2,848
Invesco Ltd.	78,636	2,844
Ally Financial Inc.	105,104	2,823

Charles Schwab Corp.	55,971	2,731
Alexandria Real Estate Equities Inc.	21,259	2,701
Mid-America Apartment Communities Inc.	25,871	2,650
Cincinnati Financial Corp.	35,241	2,634
Affiliated Managers Group Inc.	12,948	2,572
FNF Group	60,165	2,434
* Arch Capital Group Ltd.	25,315	2,397
Reinsurance Group of America Inc. Class A	14,727	2,386
UDR Inc.	60,602	2,383
Torchmark Corp.	26,524	2,357
Regency Centers Corp.	34,275	2,324
Duke Realty Corp.	80,891	2,275
SL Green Realty Corp.	22,066	2,256
Zions Bancorporation	45,184	2,239
Nasdaq Inc.	26,103	2,066
Everest Re Group Ltd.	9,314	2,045
Macerich Co.	31,468	2,038
* Alleghany Corp.	3,380	1,977
Raymond James Financial Inc.	21,924	1,936
East West Bancorp Inc.	31,132	1,916
Camden Property Trust	20,714	1,891
Kimco Realty Corp.	94,819	1,756
VEREIT Inc.	224,822	1,754
Voya Financial Inc.	39,306	1,737
WP Carey Inc.	24,249	1,726
AGNC Investment Corp.	85,883	1,709
American Financial Group Inc.	15,925	1,673
* CBRE Group Inc. Class A	37,935	1,645
Kilroy Realty Corp.	21,755	1,640
Sun Communities Inc.	17,555	1,634
Invitation Homes Inc.	67,674	1,594
Jones Lang LaSalle Inc.	10,372	1,582
Apartment Investment & Management Co.	35,281	1,556
CIT Group Inc.	30,986	1,544
XL Group Ltd.	39,199	1,522
WR Berkley Corp.	21,878	1,512
Leucadia National Corp.	57,088	1,502
Liberty Property Trust	33,463	1,502
People's United Financial Inc.	77,985	1,483
Colony NorthStar Inc. Class A	121,482	1,481
New York Community Bancorp Inc.	108,837	1,452
PacWest Bancorp	29,855	1,423
National Retail Properties Inc.	34,311	1,409
Forest City Realty Trust Inc. Class A	58,402	1,399
Synovus Financial Corp.	28,086	1,394
Healthcare Trust of America Inc. Class A	45,534	1,393
Brown & Brown Inc.	26,834	1,375
First American Financial Corp.	24,638	1,370
Federal Realty Investment Trust	10,214	1,350
American Campus Communities Inc.	30,981	1,313
Digital Realty Trust Inc.	11,094	1,295
Cullen/Frost Bankers Inc.	13,097	1,289
DCT Industrial Trust Inc.	21,215	1,276
Brixmor Property Group Inc.	70,196	1,268
Starwood Property Trust Inc.	57,905	1,255
New Residential Investment Corp.	69,397	1,228
Commerce Bancshares Inc.	21,679	1,227

Webster Financial Corp.	21,193	1,216
Omega Healthcare Investors Inc.	44,902	1,206
American Homes 4 Rent Class A	55,264	1,187
* Athene Holding Ltd. Class A	24,504	1,178
Highwoods Properties Inc.	23,053	1,171
Old Republic International Corp.	55,752	1,169
Gaming and Leisure Properties Inc.	31,114	1,130
RenaissanceRe Holdings Ltd.	8,497	1,127
* Brighthouse Financial Inc.	19,126	1,124
Medical Properties Trust Inc.	81,528	1,116
Hudson Pacific Properties Inc.	31,116	1,109
Hospitality Properties Trust	36,871	1,106
Simon Property Group Inc.	6,748	1,091
Prosperity Bancshares Inc.	15,305	1,072
Park Hotels & Resorts Inc.	36,660	1,070
Hanover Insurance Group Inc.	9,700	1,044
FNB Corp.	73,226	1,039
First Horizon National Corp.	53,240	1,032
Senior Housing Properties Trust	53,617	1,027
STORE Capital Corp.	39,326	1,015
Assurant Inc.	9,953	1,004
Axis Capital Holdings Ltd.	19,067	999
Assured Guaranty Ltd.	26,815	974
EPR Properties	14,349	973
* Howard Hughes Corp.	7,812	969
Spirit Realty Capital Inc.	111,402	951
Life Storage Inc.	10,587	951
Rayonier Inc.	29,495	931
Apple Hospitality REIT Inc.	47,449	924
Weingarten Realty Investors	27,488	906
Interactive Brokers Group Inc.	15,831	903
Associated Banc-Corp	35,003	893
BankUnited Inc.	23,821	887
White Mountains Insurance Group Ltd.	993	885
Realogy Holdings Corp.	31,214	871
Validus Holdings Ltd.	17,631	867
* Equity Commonwealth	28,268	850
Bank of Hawaii Corp.	9,817	833
Arthur J Gallagher & Co.	12,433	818
Popular Inc.	23,027	814
Navient Corp.	64,426	812
Pinnacle Financial Partners Inc.	11,554	793
Chimera Investment Corp.	42,017	769
ProAssurance Corp.	12,256	758
Paramount Group Inc.	46,685	755
TCF Financial Corp.	36,442	740
* SVB Financial Group	3,155	718
Bank of the Ozarks	14,892	718
MFA Financial Inc.	89,712	718
* Signature Bank	5,071	696
Corporate Office Properties Trust	22,803	692
Brandywine Realty Trust	39,877	687
Retail Properties of America Inc.	52,542	686
First Republic Bank	7,095	678
Piedmont Office Realty Trust Inc. Class A	33,984	678
JBG SMITH Properties	19,786	659
Columbia Property Trust Inc.	28,792	656

Outfront Media Inc.	27,404	643
CoreCivic Inc.	27,046	636
Dun & Bradstreet Corp.	5,110	629
* Two Harbors Investment Corp.	39,101	626
BGC Partners Inc. Class A	38,001	621
Santander Consumer USA Holdings Inc.	35,900	619
Uniti Group Inc.	38,223	615
Empire State Realty Trust Inc.	28,983	588
Ameriprise Financial Inc.	3,521	575
* Western Alliance Bancorp	9,748	567
Legg Mason Inc.	14,143	565
DDR Corp.	70,370	537
Federated Investors Inc. Class B	15,939	535
BOK Financial Corp.	5,776	514
Tanger Factory Outlet Centers Inc.	20,267	507
Taubman Centers Inc.	6,831	401
First Hawaiian Inc.	13,247	388
Aspen Insurance Holdings Ltd.	9,328	382
* OneMain Holdings Inc. Class A	14,603	377
Extra Space Storage Inc.	4,336	370
CubeSmart	12,767	364
* CoreLogic Inc.	8,145	355
Mercury General Corp.	6,471	355
CNA Financial Corp.	6,395	348
TD Ameritrade Holding Corp.	6,290	322
Iron Mountain Inc.	7,324	299
* Zillow Group Inc.	6,938	285
Douglas Emmett Inc.	6,321	255
* WEX Inc.	1,836	236
American National Insurance Co.	1,729	217
TFS Financial Corp.	13,717	209
Erie Indemnity Co. Class A	1,608	199
* SLM Corp.	14,644	169
* Zillow Group Inc. Class A	4,081	168
Lamar Advertising Co. Class A	2,184	164
CyrusOne Inc.	2,348	143
Lazard Ltd. Class A	2,877	142
* Credit Acceptance Corp.	326	99
Morningstar Inc.	341	31
		905,089
Health Care (13.5%)
Johnson & Johnson	524,271	73,047
Pfizer Inc.	1,357,593	49,226
Merck & Co. Inc.	593,729	32,815
Medtronic plc	291,367	23,930
Abbott Laboratories	387,774	21,859
Amgen Inc.	120,132	21,102
Anthem Inc.	60,793	14,284
Allergan plc	76,975	13,381
Danaher Corp.	140,464	13,254
Bristol-Myers Squibb Co.	191,869	12,124
Thermo Fisher Scientific Inc.	50,151	9,667
Aetna Inc.	50,308	9,064
* Express Scripts Holding Co.	123,654	8,060
Baxter International Inc.	103,350	6,772
McKesson Corp.	43,621	6,445
Gilead Sciences Inc.	85,201	6,371

Zimmer Biomet Holdings Inc.	46,310	5,423
* HCA Healthcare Inc.	63,025	5,357
* Mylan NV	122,422	4,472
Cardinal Health Inc.	72,596	4,297
Agilent Technologies Inc.	55,997	3,877
* Laboratory Corp. of America Holdings	23,421	3,707
* Centene Corp.	34,083	3,480
Dentsply Sirona Inc.	51,675	3,463
Quest Diagnostics Inc.	31,281	3,080
Perrigo Co. plc	30,660	2,674
Teleflex Inc.	8,639	2,294
Universal Health Services Inc. Class B	19,864	2,152
* DaVita Inc.	35,158	2,147
STERIS plc	19,216	1,729
Cigna Corp.	7,084	1,500
PerkinElmer Inc.	20,306	1,496
* Bio-Rad Laboratories Inc. Class A	4,800	1,302
* United Therapeutics Corp.	9,967	1,296
* Hologic Inc.	27,653	1,154
* QIAGEN NV	34,410	1,098
* IQVIA Holdings Inc.	10,582	1,079
* Alexion Pharmaceuticals Inc.	9,634	1,058
* MEDNAX Inc.	20,878	1,039
* Biogen Inc.	2,932	945
* Envision Healthcare Corp.	26,621	850
* Juno Therapeutics Inc.	14,608	798
Patterson Cos. Inc.	17,140	626
Cooper Cos. Inc.	2,436	587
* Acadia Healthcare Co. Inc.	17,998	573
Bruker Corp.	15,250	536
Humana Inc.	1,965	513
* Mallinckrodt plc	22,648	494
* Brookdale Senior Living Inc.	42,247	452
* Endo International plc	51,187	376
* OPKO Health Inc.	67,507	354
* Alnylam Pharmaceuticals Inc.	2,525	340
* LifePoint Health Inc.	7,103	339
* Premier Inc. Class A	8,155	237
* WellCare Health Plans Inc.	860	183
Hill-Rom Holdings Inc.	1,009	85
* Agios Pharmaceuticals Inc.	920	57
* Intrexon Corp.	3,356	46
* Akorn Inc.	631	21
		388,987
Materials & Processing (3.2%)
DowDuPont Inc.	279,788	20,133
Air Products & Chemicals Inc.	49,052	7,997
Newmont Mining Corp.	122,463	4,530
LyondellBasell Industries NV Class A	42,023	4,400
Nucor Corp.	73,158	4,207
WestRock Co.	56,654	3,536
* Freeport-McMoRan Inc.	249,683	3,476
Eastman Chemical Co.	33,333	3,079
Albemarle Corp.	20,567	2,762
Ingersoll-Rand plc	28,963	2,538
Owens Corning	25,453	2,249
CF Industries Holdings Inc.	53,582	2,008

Mosaic Co.	80,530	1,956
Steel Dynamics Inc.	46,587	1,794
* Alcoa Corp.	42,460	1,762
Ball Corp.	35,321	1,410
Celanese Corp. Class A	12,624	1,354
Olin Corp.	37,830	1,348
Reliance Steel & Aluminum Co.	16,356	1,286
Praxair Inc.	7,964	1,226
Sonoco Products Co.	22,413	1,199
United States Steel Corp.	39,652	1,147
Masco Corp.	25,846	1,109
Ashland Global Holdings Inc.	14,182	1,049
Sealed Air Corp.	21,803	1,048
Bemis Co. Inc.	20,635	968
AptarGroup Inc.	10,720	948
Valmont Industries Inc.	5,078	877
Versum Materials Inc.	22,638	869
Cabot Corp.	14,020	859
Timken Co.	15,945	796
Royal Gold Inc.	9,398	777
* USG Corp.	20,149	766
Huntsman Corp.	23,900	764
Domtar Corp.	14,225	686
* Crown Holdings Inc.	9,072	542
Acuity Brands Inc.	2,992	513
International Paper Co.	8,624	488
PPG Industries Inc.	4,094	478
Hexcel Corp.	6,950	431
Westlake Chemical Corp.	4,125	404
Graphic Packaging Holding Co.	21,539	330
Tahoe Resources Inc.	69,511	306
Martin Marietta Materials Inc.	1,398	291
* Platform Specialty Products Corp.	27,626	275
Vulcan Materials Co.	2,179	274
* Owens-Illinois Inc.	8,115	196
Lennox International Inc.	675	142
RPM International Inc.	2,528	134
Southern Copper Corp.	1,915	80
Scotts Miracle-Gro Co.	657	65
NewMarket Corp.	150	60
Ardagh Group SA	2,360	47
		91,969
Producer Durables (7.9%)
General Electric Co.	1,647,199	30,127
United Technologies Corp.	171,201	20,792
Honeywell International Inc.	72,436	11,297
Norfolk Southern Corp.	66,310	9,193
Emerson Electric Co.	126,638	8,209
Delta Air Lines Inc.	152,819	8,087
Johnson Controls International plc	214,829	8,086
Raytheon Co.	41,892	8,008
Eaton Corp. plc	102,528	7,975
General Dynamics Corp.	35,129	7,277
PACCAR Inc.	78,723	5,537
Stanley Black & Decker Inc.	31,508	5,345
Cummins Inc.	24,719	4,138
* United Continental Holdings Inc.	63,220	4,003

L3 Technologies Inc.	17,813	3,537
Republic Services Inc. Class A	52,497	3,409
Textron Inc.	60,788	3,386
AMETEK Inc.	43,429	3,157
Dover Corp.	31,703	3,098
American Airlines Group Inc.	57,481	2,902
Kansas City Southern	24,117	2,704
Pentair plc	37,946	2,700
Spirit AeroSystems Holdings Inc. Class A	27,698	2,334
Arconic Inc.	89,622	2,206
Union Pacific Corp.	17,158	2,170
ManpowerGroup Inc.	15,446	1,991
Snap-on Inc.	11,444	1,939
* Keysight Technologies Inc.	42,406	1,845
Lockheed Martin Corp.	5,748	1,834
Jacobs Engineering Group Inc.	27,565	1,809
Orbital ATK Inc.	13,168	1,737
Caterpillar Inc.	12,277	1,733
* JetBlue Airways Corp.	77,023	1,654
Carlisle Cos. Inc.	14,194	1,632
Fluor Corp.	32,077	1,553
Xerox Corp.	52,317	1,552
Oshkosh Corp.	17,136	1,543
* Teledyne Technologies Inc.	8,038	1,497
Waste Management Inc.	17,577	1,446
Xylem Inc.	19,667	1,364
* AECOM	35,521	1,332
Flowserve Corp.	29,909	1,273
* Stericycle Inc.	18,905	1,254
Trinity Industries Inc.	34,388	1,226
Macquarie Infrastructure Corp.	17,871	1,193
CSX Corp.	20,230	1,128
ITT Inc.	20,360	1,103
* Genesee & Wyoming Inc. Class A	13,948	1,099
AGCO Corp.	15,269	1,081
Wabtec Corp.	13,338	1,026
Ryder System Inc.	12,152	1,002
Crane Co.	11,515	983
* Quanta Services Inc.	25,321	960
* Sensata Technologies Holding NV	19,105	954
Air Lease Corp. Class A	20,752	899
Copa Holdings SA Class A	6,630	890
Terex Corp.	18,988	888
* Kirby Corp.	12,278	826
Regal Beloit Corp.	10,254	789
Expeditors International of Washington Inc.	12,107	784
Parker-Hannifin Corp.	4,139	776
* Colfax Corp.	20,306	757
* WESCO International Inc.	11,148	731
Old Dominion Freight Line Inc.	5,362	693
FLIR Systems Inc.	14,616	681
* Spirit Airlines Inc.	15,932	679
* Conduent Inc.	43,664	666
MSC Industrial Direct Co. Inc. Class A	6,179	557
Hubbell Inc. Class B	4,329	545
* XPO Logistics Inc.	6,847	541
* Trimble Inc.	12,086	507

Fortive Corp.	6,553	489
Pitney Bowes Inc.	42,806	457
Huntington Ingalls Industries Inc.	1,710	413
Alaska Air Group Inc.	4,934	341
Roper Technologies Inc.	1,131	302
National Instruments Corp.	5,382	237
* Clean Harbors Inc.	3,587	193
IDEX Corp.	1,223	166
WW Grainger Inc.	686	152
Donaldson Co. Inc.	2,463	123
Avery Dennison Corp.	1,044	119
Booz Allen Hamilton Holding Corp. Class A	2,282	88
		225,709
Technology (8.0%)
Intel Corp.	1,081,681	48,503
Cisco Systems Inc.	1,150,018	42,896
Oracle Corp.	605,987	29,730
QUALCOMM Inc.	339,041	22,492
International Business Machines Corp.	61,784	9,513
HP Inc.	389,357	8,352
Corning Inc.	192,407	6,232
Hewlett Packard Enterprise Co.	380,965	5,314
Western Digital Corp.	57,379	4,525
* NXP Semiconductors NV	33,970	3,852
Motorola Solutions Inc.	33,962	3,196
Harris Corp.	20,727	2,995
* Twitter Inc.	143,742	2,958
* Synopsys Inc.	31,207	2,821
* Micron Technology Inc.	60,029	2,545
CA Inc.	72,548	2,399
Juniper Networks Inc.	85,004	2,360
Amdocs Ltd.	33,274	2,172
* Akamai Technologies Inc.	38,639	2,155
Leidos Holdings Inc.	32,693	2,078
Marvell Technology Group Ltd.	92,403	2,064
* IHS Markit Ltd.	37,964	1,694
* Arrow Electronics Inc.	20,271	1,636
* ARRIS International plc	40,320	1,208
Avnet Inc.	27,875	1,154
Jabil Inc.	39,935	1,152
Cypress Semiconductor Corp.	69,210	1,108
* Teradata Corp.	28,818	1,095
* Qorvo Inc.	13,879	1,063
* Nuance Communications Inc.	65,829	1,023
* Autodesk Inc.	8,730	958
DST Systems Inc.	12,623	790
* CommScope Holding Co. Inc.	21,661	780
Dolby Laboratories Inc. Class A	12,530	779
* Guidewire Software Inc.	10,373	772
* Zynga Inc. Class A	171,757	704
* EchoStar Corp. Class A	11,074	663
* FireEye Inc.	40,231	569
LogMeIn Inc.	4,466	531
NetApp Inc.	9,064	512
* Microsemi Corp.	5,017	265
Xilinx Inc.	3,068	213
Sabre Corp.	10,486	209

SS&C Technologies Holdings Inc.	3,219	133
Teradyne Inc.	3,233	131
* ON Semiconductor Corp.	5,458	110
		228,404
Utilities (9.2%)
AT&T Inc.	1,411,559	51,352
Verizon Communications Inc.	468,531	23,844
NextEra Energy Inc.	107,257	16,951
Duke Energy Corp.	160,480	14,312
Dominion Energy Inc.	146,894	12,358
Southern Co.	228,101	11,679
Exelon Corp.	219,675	9,163
American Electric Power Co. Inc.	112,785	8,755
Sempra Energy	57,416	6,947
PG&E Corp.	117,441	6,370
Consolidated Edison Inc.	69,899	6,224
Public Service Enterprise Group Inc.	116,153	6,163
Xcel Energy Inc.	116,469	6,011
Edison International	73,001	5,933
PPL Corp.	157,286	5,768
WEC Energy Group Inc.	72,204	5,017
DTE Energy Co.	41,007	4,739
Eversource Energy	72,681	4,713
American Water Works Co. Inc.	40,845	3,740
Entergy Corp.	41,074	3,552
Ameren Corp.	55,520	3,551
FirstEnergy Corp.	101,514	3,466
CenturyLink Inc.	220,683	3,220
CMS Energy Corp.	63,973	3,192
CenterPoint Energy Inc.	99,173	2,976
Alliant Energy Corp.	52,467	2,367
Pinnacle West Capital Corp.	25,628	2,353
Atmos Energy Corp.	23,828	2,199
NiSource Inc.	74,540	2,052
UGI Corp.	40,043	1,962
Westar Energy Inc. Class A	32,518	1,860
Great Plains Energy Inc.	49,360	1,694
OGE Energy Corp.	46,019	1,646
AES Corp.	150,951	1,597
Aqua America Inc.	41,047	1,559
* T-Mobile US Inc.	25,346	1,548
NRG Energy Inc.	55,089	1,523
Vectren Corp.	19,247	1,338
SCANA Corp.	30,126	1,301
MDU Resources Group Inc.	44,653	1,248
* Calpine Corp.	82,156	1,234
* Vistra Energy Corp.	55,569	1,050
National Fuel Gas Co.	16,891	993
Hawaiian Electric Industries Inc.	24,967	957
* Sprint Corp.	144,608	866
Avangrid Inc.	13,038	692
Telephone & Data Systems Inc.	22,636	627
* United States Cellular Corp.	3,429	130
		262,792
Total Common Stocks (Cost $2,437,278)		2,860,803

	Coupon
Temporary Cash Investments (0.1%)1
Money Market Fund (0.0%)
2,3 Vanguard Market Liquidity Fund	1.309%		2,492	249

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
4 United States Treasury Bill	1.087%	3/1/18	1,000	997
Total Temporary Cash Investments (Cost $1,246)				1,246
Total Investments (99.8%) (Cost $2,438,524)				2,862,049
Other Assets and Liabilities-Net (0.2%)3				6,543
Net Assets (100%)				2,868,592

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $231,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $246,000 of collateral received for securities on loan.
4 Securities with a value of $349,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	50	6,620	456

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Russell 1000 Value Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,860,803	—	—
Temporary Cash Investments	249	997	—
Futures Contracts—Assets[1]	57	—	—
Total	2,861,109	997	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At November 30, 2017, the cost of investment securities for tax purposes was $2,438,530,000. Net unrealized appreciation of investment securities for tax purposes was $423,519,000, consisting of unrealized gains of $522,687,000 on securities that had risen in value since their purchase and $99,168,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Growth Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Consumer Discretionary (18.9%)
*	Amazon.com Inc.	129,194	152,029
	Home Depot Inc.	390,694	70,255
	Comcast Corp. Class A	1,416,125	53,161
	McDonald's Corp.	265,318	45,627
	Walt Disney Co.	347,666	36,442
*	Priceline Group Inc.	15,938	27,728
	Starbucks Corp.	458,420	26,506
	Costco Wholesale Corp.	141,800	26,152
	NIKE Inc. Class B	429,567	25,954
*	Netflix Inc.	133,284	25,001
	Lowe's Cos. Inc.	274,497	22,885
	TJX Cos. Inc.	209,741	15,846
*	Charter Communications Inc. Class A	41,821	13,642
*,^ Tesla Inc.		42,284	13,059
	Marriott International Inc. Class A	102,637	13,035
	Ross Stores Inc.	124,669	9,479
	Yum! Brands Inc.	113,433	9,468
	Delphi Automotive plc	87,085	9,115
	Estee Lauder Cos. Inc. Class A	70,906	8,851
	Las Vegas Sands Corp.	117,479	8,140
*	Dollar Tree Inc.	70,832	7,279
*	O'Reilly Automotive Inc.	28,067	6,630
	CBS Corp. Class B	110,424	6,190
	VF Corp.	78,317	5,714
	Omnicom Group Inc.	74,854	5,348
*	AutoZone Inc.	7,745	5,319
	Hilton Worldwide Holdings Inc.	63,076	4,892
	Expedia Inc.	39,215	4,804
*	Ulta Beauty Inc.	19,238	4,265
	Yum China Holdings Inc.	103,503	4,226
	Wynn Resorts Ltd.	25,996	4,109
*	CarMax Inc.	59,597	4,107
*	NVR Inc.	1,078	3,746
	Wyndham Worldwide Corp.	33,207	3,732
	Darden Restaurants Inc.	40,297	3,398
	Lear Corp.	18,235	3,299
	Fortune Brands Home & Security Inc.	46,346	3,171
	DR Horton Inc.	60,282	3,074
	Dollar General Corp.	34,426	3,032
	Vail Resorts Inc.	12,897	2,904
	Domino's Pizza Inc.	15,590	2,902
	Tractor Supply Co.	41,467	2,830
*	DISH Network Corp. Class A	55,245	2,798
	Hasbro Inc.	27,967	2,602
*	Chipotle Mexican Grill Inc. Class A	8,204	2,497
^	Sirius XM Holdings Inc.	451,998	2,486
*	WABCO Holdings Inc.	16,583	2,478
	Thor Industries Inc.	16,006	2,458
	Hanesbrands Inc.	116,750	2,439

	Polaris Industries Inc.	19,136	2,431
	KAR Auction Services Inc.	44,875	2,260
	Service Corp. International	59,382	2,194
	Interpublic Group of Cos. Inc.	108,861	2,153
*	ServiceMaster Global Holdings Inc.	43,874	2,145
	Harley-Davidson Inc.	41,809	2,099
*	Lululemon Athletica Inc.	31,211	2,090
*	Live Nation Entertainment Inc.	43,397	1,969
*	Liberty Interactive Corp. QVC Group Class A	75,760	1,849
	Nordstrom Inc.	38,167	1,735
	Dunkin' Brands Group Inc.	28,616	1,708
	Leggett & Platt Inc.	34,821	1,680
	Genuine Parts Co.	17,774	1,652
	Carter's Inc.	15,120	1,638
	Pool Corp.	12,907	1,622
*	Bright Horizons Family Solutions Inc.	17,123	1,523
	Six Flags Entertainment Corp.	21,924	1,434
	Aramark	33,090	1,410
*	Burlington Stores Inc.	12,946	1,377
*	Visteon Corp.	10,017	1,319
	Brunswick Corp.	23,758	1,315
	Scripps Networks Interactive Inc. Class A	15,447	1,264
	Gentex Corp.	59,155	1,212
	Toll Brothers Inc.	23,123	1,164
	Cable One Inc.	1,529	1,050
	Tupperware Brands Corp.	16,379	1,034
	Wendy's Co.	61,002	908
*	AMC Networks Inc. Class A	17,483	901
*	Hilton Grand Vacations Inc.	22,428	896
*	Wayfair Inc.	12,717	890
	Choice Hotels International Inc.	11,087	870
	PulteGroup Inc.	24,766	845
*	Lions Gate Entertainment Corp. Class B	22,789	707
	L Brands Inc.	12,277	688
	Dick's Sporting Goods Inc.	22,175	653
*	Tapestry Inc.	15,646	652
*	Skechers U.S.A. Inc. Class A	18,119	636
	Advance Auto Parts Inc.	6,105	617
*	Michaels Cos. Inc.	28,470	615
	Extended Stay America Inc.	35,085	613
*,^ Under Armour Inc. Class A		43,823	582
*	TripAdvisor Inc.	16,701	578
	Twenty-First Century Fox Inc. Class A	17,636	563
*	LKQ Corp.	14,037	553
*	Under Armour Inc.	44,641	533
	BorgWarner Inc.	7,379	411
	MGM Resorts International	11,868	405
	Mattel Inc.	20,913	382
*	Pandora Media Inc.	72,444	362
*	Mohawk Industries Inc.	1,258	356
*	Tempur Sealy International Inc.	5,748	333
	Whirlpool Corp.	1,867	315
*	Lions Gate Entertainment Corp. Class A	9,586	314
	Williams-Sonoma Inc.	5,364	274
	H&R Block Inc.	10,211	267
*	Sally Beauty Holdings Inc.	15,246	260
*	Floor & Decor Holdings Inc. Class A	6,160	250

* Michael Kors Holdings Ltd.	3,656	214
Twenty-First Century Fox Inc.	6,727	210
Regal Entertainment Group Class A	9,776	198
* Liberty Expedia Holdings Inc. Class A	3,414	154
Foot Locker Inc.	2,880	123
Gap Inc.	3,485	113
* Madison Square Garden Co. Class A	442	96
		786,768
Consumer Staples (5.8%)
PepsiCo Inc.	404,068	47,082
Coca-Cola Co.	934,635	42,778
Altria Group Inc.	628,374	42,623
Kimberly-Clark Corp.	98,173	11,757
Constellation Brands Inc. Class A	52,625	11,451
Sysco Corp.	160,186	9,248
* Monster Beverage Corp.	134,460	8,427
General Mills Inc.	133,296	7,539
Dr Pepper Snapple Group Inc.	58,602	5,285
Clorox Co.	35,489	4,943
Kellogg Co.	74,592	4,935
Philip Morris International Inc.	45,183	4,643
Hershey Co.	40,681	4,513
Kroger Co.	157,481	4,072
Walgreens Boots Alliance Inc.	55,663	4,050
McCormick & Co. Inc.	39,164	4,002
Church & Dwight Co. Inc.	81,101	3,819
Procter & Gamble Co.	42,432	3,818
Brown-Forman Corp. Class B	53,806	3,218
Colgate-Palmolive Co.	44,189	3,202
Campbell Soup Co.	37,622	1,855
* Herbalife Ltd.	22,539	1,581
Brown-Forman Corp. Class A	16,986	1,024
* Sprouts Farmers Market Inc.	43,163	1,009
Energizer Holdings Inc.	20,052	921
Spectrum Brands Holdings Inc.	7,995	919
* Blue Buffalo Pet Products Inc.	29,646	910
Lamb Weston Holdings Inc.	10,870	591
* Pilgrim's Pride Corp.	15,195	557
Nu Skin Enterprises Inc. Class A	4,745	322
* Rite Aid Corp.	157,750	317
* TreeHouse Foods Inc.	5,310	244
		241,655
Energy (0.8%)
Halliburton Co.	188,937	7,894
ONEOK Inc.	122,280	6,346
Cimarex Energy Co.	28,478	3,307
Cabot Oil & Gas Corp.	104,794	3,034
* Cheniere Energy Inc.	44,249	2,138
* Newfield Exploration Co.	65,277	2,019
EOG Resources Inc.	17,486	1,789
* Parsley Energy Inc. Class A	49,716	1,335
Williams Cos. Inc.	40,006	1,162
* Diamondback Energy Inc.	7,446	814
* RSP Permian Inc.	21,205	779
* Antero Resources Corp.	36,526	694
EQT Corp.	10,308	614

* Continental Resources Inc.	12,797	606
* Laredo Petroleum Inc.	52,115	557
Devon Energy Corp.	12,229	471
RPC Inc.	17,259	415
Apache Corp.	6,397	268
* Chesapeake Energy Corp.	16,978	69
* Gulfport Energy Corp.	5,099	65
		34,376
Financial Services (10.9%)
Visa Inc. Class A	600,731	67,636
Mastercard Inc. Class A	306,219	46,077
* PayPal Holdings Inc.	367,914	27,862
American Tower Corp.	137,197	19,747
Charles Schwab Corp.	306,647	14,961
Simon Property Group Inc.	91,591	14,815
Crown Castle International Corp.	130,460	14,742
Marsh & McLennan Cos. Inc.	166,885	14,007
S&P Global Inc.	83,870	13,879
Aon plc	84,462	11,843
Equinix Inc.	25,277	11,741
Public Storage	48,107	10,253
Progressive Corp.	187,931	9,994
* Fiserv Inc.	68,968	9,066
Moody's Corp.	54,085	8,211
Ameriprise Financial Inc.	43,817	7,152
* SBA Communications Corp. Class A	38,973	6,616
Intercontinental Exchange Inc.	90,179	6,443
Digital Realty Trust Inc.	50,565	5,901
Fidelity National Information Services Inc.	60,611	5,717
* FleetCor Technologies Inc.	29,770	5,414
Global Payments Inc.	48,974	4,925
CBOE Holdings Inc.	35,964	4,439
Equifax Inc.	38,805	4,428
Total System Services Inc.	59,148	4,398
* Vantiv Inc. Class A	52,211	3,916
First Republic Bank	40,949	3,912
Alliance Data Systems Corp.	15,785	3,777
TD Ameritrade Holding Corp.	73,246	3,748
MSCI Inc. Class A	28,925	3,723
Broadridge Financial Solutions Inc.	38,059	3,435
Allstate Corp.	32,878	3,375
* Square Inc.	79,081	3,102
SEI Investments Co.	43,437	3,056
Iron Mountain Inc.	74,453	3,043
Western Union Co.	153,000	3,013
Jack Henry & Associates Inc.	25,185	2,904
* SVB Financial Group	12,628	2,875
Extra Space Storage Inc.	33,570	2,866
* TransUnion	48,807	2,710
Arthur J Gallagher & Co.	39,512	2,601
FactSet Research Systems Inc.	12,484	2,495
* First Data Corp. Class A	147,721	2,430
Equity LifeStyle Properties Inc.	26,245	2,370
MarketAxess Holdings Inc.	11,722	2,289
American International Group Inc.	35,057	2,102
Eaton Vance Corp.	36,068	1,994
Lamar Advertising Co. Class A	23,911	1,799

* CBRE Group Inc. Class A	41,106	1,782
Lazard Ltd. Class A	35,509	1,749
Douglas Emmett Inc.	38,606	1,556
LPL Financial Holdings Inc.	28,955	1,501
* Euronet Worldwide Inc.	16,361	1,495
CyrusOne Inc.	24,549	1,492
* Signature Bank	10,139	1,392
* WEX Inc.	10,253	1,320
CoreSite Realty Corp.	10,971	1,245
T. Rowe Price Group Inc.	11,687	1,203
Federal Realty Investment Trust	9,011	1,191
CubeSmart	39,555	1,129
* Western Alliance Bancorp	17,844	1,038
XL Group Ltd.	25,449	988
* Credit Acceptance Corp.	3,213	973
* Zillow Group Inc.	23,299	956
Raymond James Financial Inc.	10,776	952
Boston Properties Inc.	7,464	936
Capital One Financial Corp.	9,741	896
Bank of the Ozarks	18,221	879
Gaming and Leisure Properties Inc.	20,383	740
Erie Indemnity Co. Class A	5,940	736
* CoreLogic Inc.	16,384	714
Invesco Ltd.	19,038	689
Leucadia National Corp.	24,549	646
State Street Corp.	6,200	591
Dun & Bradstreet Corp.	4,799	591
Taubman Centers Inc.	9,494	557
Morningstar Inc.	5,967	551
* Arch Capital Group Ltd.	5,710	541
* Zillow Group Inc. Class A	12,409	509
Pinnacle Financial Partners Inc.	7,262	499
Assurant Inc.	3,570	360
BGC Partners Inc. Class A	19,000	310
Legg Mason Inc.	6,492	259
Federated Investors Inc. Class B	7,670	257
Aspen Insurance Holdings Ltd.	5,916	243
East West Bancorp Inc.	2,916	179
Hudson Pacific Properties Inc.	4,974	177
Voya Financial Inc.	3,668	162
Outfront Media Inc.	6,634	156
RenaissanceRe Holdings Ltd.	929	123
Tanger Factory Outlet Centers Inc.	2,324	58
		452,123
Health Care (12.9%)
UnitedHealth Group Inc.	311,694	71,119
AbbVie Inc.	517,698	50,175
Eli Lilly & Co.	317,556	26,878
* Celgene Corp.	251,612	25,370
Gilead Sciences Inc.	302,050	22,587
* Biogen Inc.	64,697	20,843
Johnson & Johnson	134,102	18,684
Stryker Corp.	110,308	17,208
Bristol-Myers Squibb Co.	263,909	16,676
Becton Dickinson and Co.	72,544	16,555
Cigna Corp.	70,478	14,922
* Intuitive Surgical Inc.	35,615	14,238

Amgen Inc.	68,968	12,115
* Vertex Pharmaceuticals Inc.	81,875	11,814
* Boston Scientific Corp.	445,307	11,703
Zoetis Inc.	159,973	11,564
Humana Inc.	44,126	11,511
Thermo Fisher Scientific Inc.	58,529	11,282
* Illumina Inc.	47,389	10,901
* Regeneron Pharmaceuticals Inc.	25,482	9,221
* Edwards Lifesciences Corp.	67,963	7,965
CR Bard Inc.	23,472	7,885
* Align Technology Inc.	25,815	6,735
* Cerner Corp.	93,485	6,608
* Alexion Pharmaceuticals Inc.	57,131	6,274
Aetna Inc.	33,888	6,106
* Incyte Corp.	54,654	5,410
* BioMarin Pharmaceutical Inc.	56,913	4,883
* IDEXX Laboratories Inc.	28,439	4,448
AmerisourceBergen Corp. Class A	51,756	4,390
ResMed Inc.	45,375	3,875
* Henry Schein Inc.	51,525	3,682
* Varian Medical Systems Inc.	29,970	3,349
* Alnylam Pharmaceuticals Inc.	23,328	3,139
Cooper Cos. Inc.	12,218	2,947
* IQVIA Holdings Inc.	28,530	2,910
* WellCare Health Plans Inc.	13,203	2,812
Merck & Co. Inc.	48,974	2,707
Medtronic plc	32,179	2,643
* Alkermes plc	49,756	2,602
* ABIOMED Inc.	13,320	2,595
* Exelixis Inc.	93,079	2,521
West Pharmaceutical Services Inc.	23,578	2,356
* Ionis Pharmaceuticals Inc.	40,388	2,241
* Hologic Inc.	51,828	2,162
* Veeva Systems Inc. Class A	34,961	2,105
* Neurocrine Biosciences Inc.	28,639	2,059
* Seattle Genetics Inc.	31,211	1,902
* Bioverativ Inc.	35,539	1,778
Agilent Technologies Inc.	25,300	1,752
* athenahealth Inc.	12,857	1,709
Hill-Rom Holdings Inc.	19,690	1,665
* DexCom Inc.	28,072	1,640
Bio-Techne Corp.	12,124	1,634
* Charles River Laboratories International Inc.	15,452	1,610
McKesson Corp.	7,240	1,070
* TESARO Inc.	12,169	1,030
Baxter International Inc.	14,960	980
* ACADIA Pharmaceuticals Inc.	31,773	961
* Akorn Inc.	27,002	879
* Express Scripts Holding Co.	12,410	809
* QIAGEN NV	24,129	770
* Agios Pharmaceuticals Inc.	12,124	746
* Centene Corp.	6,891	704
Teleflex Inc.	2,435	647
* HCA Healthcare Inc.	6,798	578
PerkinElmer Inc.	6,991	515
Bruker Corp.	12,229	430
* Intercept Pharmaceuticals Inc.	5,753	353

*,^ Intrexon Corp.		14,707	201
*	Premier Inc. Class A	5,036	146
*	LifePoint Health Inc.	2,018	96
	Patterson Cos. Inc.	2,487	91
*	OPKO Health Inc.	11,693	61
			537,532
Materials & Processing (4.2%)
	DowDuPont Inc.	361,663	26,025
	Monsanto Co.	142,460	16,859
	Praxair Inc.	81,254	12,507
	Ecolab Inc.	83,559	11,357
	Sherwin-Williams Co.	26,621	10,633
	PPG Industries Inc.	77,676	9,076
	International Paper Co.	121,931	6,903
	Vulcan Materials Co.	39,879	5,011
	Fastenal Co.	94,123	4,931
	LyondellBasell Industries NV Class A	45,782	4,793
	FMC Corp.	43,539	4,110
	International Flavors & Fragrances Inc.	25,623	3,983
	Martin Marietta Materials Inc.	18,497	3,855
	Ingersoll-Rand plc	41,623	3,647
	Packaging Corp. of America	30,367	3,602
	Chemours Co.	59,768	3,072
	Masco Corp.	66,949	2,873
	Celanese Corp. Class A	26,597	2,852
	Ball Corp.	62,624	2,499
*	Berry Global Group Inc.	41,744	2,495
	Lennox International Inc.	11,478	2,407
*	Axalta Coating Systems Ltd.	68,493	2,168
	RPM International Inc.	39,333	2,083
*	Crown Holdings Inc.	29,243	1,747
	Eagle Materials Inc.	15,419	1,726
	Watsco Inc.	9,757	1,634
	WR Grace & Co.	22,271	1,633
	Acuity Brands Inc.	9,329	1,599
	Sealed Air Corp.	32,545	1,564
	Scotts Miracle-Gro Co.	13,235	1,309
*	Freeport-McMoRan Inc.	85,712	1,193
	Hexcel Corp.	18,974	1,176
	Graphic Packaging Holding Co.	71,296	1,092
*	Univar Inc.	33,749	994
	Huntsman Corp.	30,962	990
	Southern Copper Corp.	23,334	981
*	Owens-Illinois Inc.	40,359	978
	NewMarket Corp.	2,228	892
	Albemarle Corp.	6,569	882
*	Armstrong World Industries Inc.	14,174	850
	Silgan Holdings Inc.	24,135	697
	Royal Gold Inc.	7,721	639
	Westlake Chemical Corp.	5,706	559
	Steel Dynamics Inc.	10,262	395
	AptarGroup Inc.	4,406	390
*	Platform Specialty Products Corp.	32,406	322
	Versum Materials Inc.	3,208	123
	Ardagh Group SA	3,221	64
			172,170

Other (0.0%)2
*,3 Herbalife Ltd. CVR		3,325	32

Producer Durables (13.5%)
	Boeing Co.	181,080	50,123
	3M Co.	188,519	45,837
	Union Pacific Corp.	238,280	30,142
	Accenture plc Class A	201,640	29,845
	United Parcel Service Inc. Class B	224,153	27,223
	Caterpillar Inc.	167,511	23,644
	Lockheed Martin Corp.	73,216	23,365
	Honeywell International Inc.	144,750	22,575
	FedEx Corp.	80,235	18,571
	Illinois Tool Works Inc.	98,896	16,738
	Automatic Data Processing Inc.	145,308	16,632
	Northrop Grumman Corp.	52,382	16,102
	Deere & Co.	103,275	15,477
	CSX Corp.	254,605	14,194
	Southwest Airlines Co.	182,167	11,052
	Waste Management Inc.	118,159	9,719
	General Electric Co.	492,654	9,011
	Roper Technologies Inc.	30,918	8,262
	Rockwell Automation Inc.	41,742	8,060
	General Dynamics Corp.	34,553	7,158
	Paychex Inc.	103,943	6,996
	Parker-Hannifin Corp.	37,299	6,993
	Rockwell Collins Inc.	52,670	6,969
	Raytheon Co.	35,076	6,705
	Fortive Corp.	89,442	6,677
*	Mettler-Toledo International Inc.	8,199	5,159
*	Waters Corp.	24,652	4,861
*	Verisk Analytics Inc. Class A	49,345	4,758
	TransDigm Group Inc.	15,769	4,475
	Cintas Corp.	27,881	4,390
*	United Rentals Inc.	27,439	4,376
	CH Robinson Worldwide Inc.	45,575	3,949
	WW Grainger Inc.	15,921	3,523
*	CoStar Group Inc.	11,372	3,468
	IDEX Corp.	23,111	3,133
	JB Hunt Transport Services Inc.	28,118	3,125
	American Airlines Group Inc.	61,639	3,112
	Avery Dennison Corp.	26,909	3,071
	AO Smith Corp.	46,668	2,960
	Huntington Ingalls Industries Inc.	12,099	2,924
	Cummins Inc.	16,757	2,805
*	Copart Inc.	64,411	2,780
*	Trimble Inc.	63,952	2,685
	Expeditors International of Washington Inc.	41,415	2,683
	Allegion plc	31,162	2,622
	Nordson Corp.	18,842	2,419
*	HD Supply Holdings Inc.	65,249	2,413
	Graco Inc.	18,066	2,377
*	Middleby Corp.	18,562	2,367
	Robert Half International Inc.	40,341	2,301
	Toro Co.	34,483	2,250
	Alaska Air Group Inc.	32,232	2,229
*	XPO Logistics Inc.	28,018	2,214

Xylem Inc.	30,532	2,117
Donaldson Co. Inc.	40,069	1,999
BWX Technologies Inc.	30,581	1,910
Emerson Electric Co.	29,274	1,898
* Zebra Technologies Corp.	17,180	1,895
Allison Transmission Holdings Inc.	42,938	1,762
Lincoln Electric Holdings Inc.	19,303	1,759
Booz Allen Hamilton Holding Corp. Class A	44,880	1,736
Old Dominion Freight Line Inc.	12,494	1,615
Genpact Ltd.	49,358	1,591
Hubbell Inc. Class B	11,565	1,455
Rollins Inc.	31,223	1,447
* Sensata Technologies Holding NV	28,075	1,402
Landstar System Inc.	13,525	1,396
HEICO Corp. Class A	15,989	1,214
National Instruments Corp.	27,350	1,202
FLIR Systems Inc.	23,032	1,073
* Welbilt Inc.	40,763	915
AMETEK Inc.	12,159	884
Stanley Black & Decker Inc.	4,955	841
* Gardner Denver Holdings Inc.	21,175	686
Wabtec Corp.	8,824	679
HEICO Corp.	7,485	676
* Clean Harbors Inc.	11,893	641
MSC Industrial Direct Co. Inc. Class A	5,932	534
Dover Corp.	5,318	520
* Quanta Services Inc.	12,146	460
Snap-on Inc.	2,444	414
Copa Holdings SA Class A	734	98
Air Lease Corp. Class A	1,927	83
		562,401
Technology (31.8%)
Apple Inc.	1,696,665	291,572
Microsoft Corp.	2,439,030	205,293
* Facebook Inc. Class A	758,936	134,468
* Alphabet Inc. Class C	98,278	100,382
* Alphabet Inc. Class A	96,821	100,323
NVIDIA Corp.	184,810	37,093
Broadcom Ltd.	131,417	36,526
Texas Instruments Inc.	324,353	31,556
International Business Machines Corp.	191,969	29,557
* Adobe Systems Inc.	160,462	29,119
* salesforce.com Inc.	219,898	22,940
Applied Materials Inc.	350,710	18,507
Activision Blizzard Inc.	240,700	15,020
Cognizant Technology Solutions Corp. Class A	189,754	13,715
Intuit Inc.	78,899	12,404
* Micron Technology Inc.	264,381	11,207
* Electronic Arts Inc.	97,498	10,369
Analog Devices Inc.	118,999	10,247
Lam Research Corp.	52,398	10,078
DXC Technology Co.	92,072	8,852
Amphenol Corp. Class A	97,093	8,796
* Red Hat Inc.	57,578	7,299
* NXP Semiconductors NV	62,594	7,098
* ServiceNow Inc.	54,337	6,683
Microchip Technology Inc.	73,986	6,436

Skyworks Solutions Inc.	59,899	6,274
* Autodesk Inc.	55,200	6,055
Symantec Corp.	198,410	5,748
Xilinx Inc.	76,325	5,305
* Dell Technologies Inc. Class V	66,439	5,198
KLA-Tencor Corp.	50,762	5,190
Maxim Integrated Products Inc.	91,197	4,772
* Workday Inc. Class A	42,513	4,379
* Citrix Systems Inc.	49,191	4,311
NetApp Inc.	75,521	4,268
* Palo Alto Networks Inc.	28,735	4,188
* ANSYS Inc.	27,781	4,117
* Arista Networks Inc.	17,238	4,019
* Cadence Design Systems Inc.	90,230	3,962
* Take-Two Interactive Software Inc.	33,923	3,784
Cognex Corp.	26,793	3,713
Oracle Corp.	75,593	3,709
* Splunk Inc.	44,340	3,551
CDW Corp.	49,853	3,490
* Gartner Inc.	28,440	3,438
* VeriSign Inc.	27,658	3,183
* IHS Markit Ltd.	70,519	3,147
CDK Global Inc.	43,885	3,032
* Advanced Micro Devices Inc.	267,557	2,914
* IAC/InterActiveCorp	22,803	2,902
* VMware Inc. Class A	23,067	2,771
* F5 Networks Inc.	20,628	2,768
* IPG Photonics Corp.	11,621	2,661
* ON Semiconductor Corp.	127,376	2,558
Universal Display Corp.	13,611	2,464
Teradyne Inc.	59,986	2,428
* PTC Inc.	37,000	2,356
* Coherent Inc.	7,881	2,301
SS&C Technologies Holdings Inc.	51,878	2,142
* Tyler Technologies Inc.	11,034	2,018
* Fortinet Inc.	47,123	1,982
* Ultimate Software Group Inc.	9,122	1,925
* GoDaddy Inc. Class A	38,150	1,856
* Cavium Inc.	21,550	1,842
* Qorvo Inc.	21,595	1,654
* Microsemi Corp.	30,219	1,597
* Black Knight Inc.	35,448	1,592
CSRA Inc.	52,787	1,527
Harris Corp.	10,226	1,478
* Tableau Software Inc. Class A	19,633	1,380
LogMeIn Inc.	10,556	1,256
* NCR Corp.	39,329	1,231
* CommScope Holding Co. Inc.	31,643	1,139
* Atlassian Corp. plc Class A	23,418	1,093
Western Digital Corp.	13,631	1,075
Sabre Corp.	53,160	1,058
* Manhattan Associates Inc.	21,861	970
* Guidewire Software Inc.	9,335	694
Corning Inc.	16,921	548
Motorola Solutions Inc.	4,923	463
* Match Group Inc.	12,249	360
* Synopsys Inc.	3,699	334

*	Twitter Inc.			13,476	277
	Cypress Semiconductor Corp.			8,762	140
	DST Systems Inc.			2,023	127
					1,322,254
Utilities (1.0%)
	Verizon Communications Inc.			663,883	33,785
*	T-Mobile US Inc.			59,247	3,618
*	Zayo Group Holdings Inc.			59,620	2,107
	NRG Energy Inc.			18,799	520
					40,030
Total Common Stocks (Cost $2,898,508)					4,149,341
		Coupon

Money Market Fund (0.2%)
4,5 Vanguard Market Liquidity Fund		1.309%		73,086	7,310

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6	United States Treasury Bill	1.116%	2/22/18	200	199
6	United States Treasury Bill	1.087%	3/1/18	1,000	997
					1,196
Total Temporary Cash Investments (Cost $8,506)					8,506
Total Investments (100.0%) (Cost $2,907,014)					4,157,847
Other Assets and Liabilities-Net (0.0%)5					(678)
Net Assets (100%)					4,157,169

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,221,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $5,337,000 of collateral received for securities on loan.
6 Securities with a value of $449,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

Russell 1000 Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	67	8,870	470

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,149,309	—	32
Temporary Cash Investments	7,310	1,196	—
Futures Contracts—Assets[1]	76	—	—
Total	4,156,695	1,196	32
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Russell 1000 Growth Index Fund

D. At November 30, 2017, the cost of investment securities for tax purposes was $2,907,014,000. Net unrealized appreciation of investment securities for tax purposes was $1,250,833,000, consisting of unrealized gains of $1,276,750,000 on securities that had risen in value since their purchase and $25,917,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)1
Consumer Discretionary (13.6%)
	Dana Inc.	131,126	4,332
*	Grand Canyon Education Inc.	42,265	4,013
	Texas Roadhouse Inc. Class A	59,510	3,039
*	Five Below Inc.	48,767	3,014
	LCI Industries	21,875	2,863
	Tenneco Inc.	47,049	2,795
	Churchill Downs Inc.	11,885	2,793
	Nexstar Media Group Inc. Class A	40,968	2,782
	Vistaprint NV	22,505	2,741
	Jack in the Box Inc.	26,220	2,714
	ILG Inc.	94,839	2,664
	Cracker Barrel Old Country Store Inc.	16,992	2,656
	Marriott Vacations Worldwide Corp.	19,544	2,624
*	Avis Budget Group Inc.	66,889	2,548
*	2U Inc.	39,493	2,531
	Lithia Motors Inc. Class A	21,290	2,497
*	Scientific Games Corp. Class A	47,356	2,493
*	Planet Fitness Inc. Class A	76,868	2,488
	Wolverine World Wide Inc.	85,444	2,475
	Meredith Corp.	35,306	2,406
	Boyd Gaming Corp.	75,143	2,396
^	Big Lots Inc.	40,452	2,391
*	TRI Pointe Group Inc.	131,884	2,390
*	Stamps.com Inc.	14,157	2,384
	American Eagle Outfitters Inc.	145,127	2,334
*	Adtalem Global Education Inc.	56,249	2,332
	KB Home	73,989	2,320
*	SiteOne Landscape Supply Inc.	30,245	2,262
*	Steven Madden Ltd.	52,174	2,230
	Sinclair Broadcast Group Inc. Class A	65,100	2,217
*	Helen of Troy Ltd.	24,308	2,173
*	Penn National Gaming Inc.	75,377	2,168
*	Buffalo Wild Wings Inc.	13,784	2,150
	Aaron's Inc.	56,482	2,130
	New York Times Co. Class A	113,275	2,130
*	Deckers Outdoor Corp.	28,038	2,095
	Children's Place Inc.	15,290	2,032
*	Ollie's Bargain Outlet Holdings Inc.	42,317	2,008
	Cheesecake Factory Inc.	40,874	2,004
*	Cooper-Standard Holdings Inc.	15,551	1,961
*	Dave & Buster's Entertainment Inc.	36,859	1,955
	Columbia Sportswear Co.	26,894	1,891
	Red Rock Resorts Inc. Class A	60,428	1,864
*	Meritage Homes Corp.	33,733	1,854
*	Meritor Inc.	74,176	1,853
*	RH	17,982	1,823
	Bloomin' Brands Inc.	82,940	1,781
*	Sotheby's	33,854	1,744
	Cooper Tire & Rubber Co.	47,153	1,733

*	Etsy Inc.	103,517	1,704
	PriceSmart Inc.	19,845	1,697
*	Dorman Products Inc.	24,794	1,694
	Time Inc.	89,746	1,669
	Matthews International Corp. Class A	28,896	1,637
	Brinker International Inc.	43,695	1,605
*	Caesars Entertainment Corp.	120,930	1,602
*	American Axle & Manufacturing Holdings Inc.	87,231	1,566
	Winnebago Industries Inc.	28,548	1,563
^,*	Cars.com Inc.	63,715	1,544
	Office Depot Inc.	462,326	1,512
*	Taylor Morrison Home Corp. Class A	62,438	1,509
	Travelport Worldwide Ltd.	110,218	1,476
*	Pinnacle Entertainment Inc.	47,455	1,456
	Papa John's International Inc.	24,793	1,449
	Group 1 Automotive Inc.	17,707	1,435
	Monro Inc.	28,153	1,420
	La-Z-Boy Inc.	42,926	1,412
	MDC Holdings Inc.	38,865	1,392
	Bob Evans Farms Inc.	17,590	1,373
	Nutrisystem Inc.	26,398	1,340
*	Shutterfly Inc.	29,792	1,316
	Entercom Communications Corp. Class A	112,170	1,301
*	Chegg Inc.	85,292	1,297
*	La Quinta Holdings Inc.	72,161	1,285
*	IMAX Corp.	50,301	1,278
*	Sleep Number Corp.	35,874	1,262
*	Eldorado Resorts Inc.	41,070	1,257
	Camping World Holdings Inc. Class A	26,920	1,248
	DSW Inc. Class A	58,069	1,239
*	American Woodmark Corp.	12,385	1,234
	Caleres Inc.	37,324	1,218
*	Fox Factory Holding Corp.	31,005	1,209
	Callaway Golf Co.	82,721	1,200
*	Central Garden & Pet Co. Class A	30,661	1,183
*	G-III Apparel Group Ltd.	38,349	1,181
*	Gentherm Inc.	32,569	1,172
	Gannett Co. Inc.	101,242	1,160
	HSN Inc.	28,529	1,160
*	Cavco Industries Inc.	7,479	1,145
*	Weight Watchers International Inc.	25,096	1,106
*	LGI Homes Inc.	15,728	1,104
*	Asbury Automotive Group Inc.	16,337	1,075
*	Fitbit Inc. Class A	154,491	1,060
	Abercrombie & Fitch Co.	60,517	1,051
^,*	Trade Desk Inc. Class A	21,280	1,046
	Scholastic Corp.	25,247	1,038
	Viad Corp.	17,933	1,033
	Wingstop Inc.	26,028	1,020
	Chico's FAS Inc.	113,930	1,005
	Oxford Industries Inc.	14,341	990
*	Belmond Ltd. Class A	79,775	989
	World Wrestling Entertainment Inc. Class A	34,309	977
*	MSG Networks Inc.	53,080	947
^,*	Hertz Global Holdings Inc.	49,212	933
	Strayer Education Inc.	9,384	931
^	Sonic Corp.	35,920	917

^,*	JC Penney Co. Inc.	275,879	913
	International Speedway Corp. Class A	21,958	906
*	Houghton Mifflin Harcourt Co.	92,792	905
	Capella Education Co.	10,286	877
	Guess? Inc.	53,023	875
	Standard Motor Products Inc.	19,054	861
	Sturm Ruger & Co. Inc.	15,172	831
*	Gray Television Inc.	56,795	818
^,*	GoPro Inc. Class A	94,828	810
*	Career Education Corp.	60,251	800
^,*	Shake Shack Inc. Class A	19,425	798
*	Denny's Corp.	58,590	794
	New Media Investment Group Inc.	45,363	788
*	Quotient Technology Inc.	65,297	777
*	EW Scripps Co. Class A	51,299	773
*	M/I Homes Inc.	21,094	764
	Dillard's Inc. Class A	12,521	753
	Tailored Brands Inc.	43,465	733
*	Vista Outdoor Inc.	50,615	729
*	Crocs Inc.	65,388	715
*	SeaWorld Entertainment Inc.	60,536	711
*	Lumber Liquidators Holdings Inc.	24,932	707
^	AMC Entertainment Holdings Inc. Class A	49,362	703
^,*	Overstock.com Inc.	14,861	700
	DineEquity Inc.	15,237	699
*	Shutterstock Inc.	16,415	697
*	Liberty Media Corp-Liberty Braves Class C	29,992	679
	Inter Parfums Inc.	15,280	677
*	American Outdoor Brands Corp.	48,025	674
*	Instructure Inc.	19,273	670
*	William Lyon Homes Class A	22,382	668
	BJ's Restaurants Inc.	18,635	666
*	Express Inc.	68,315	665
*	Universal Electronics Inc.	12,525	665
	Ethan Allen Interiors Inc.	22,040	648
*	Liberty TripAdvisor Holdings Inc. Class A	64,490	603
	Buckle Inc.	27,073	602
*	Red Robin Gourmet Burgers Inc.	11,408	598
*	Beazer Homes USA Inc.	27,671	586
*	MDC Partners Inc. Class A	49,107	570
	Ruth's Hospitality Group Inc.	26,434	567
	Tower International Inc.	17,476	563
*	Malibu Boats Inc. Class A	17,777	556
*	HealthStream Inc.	22,822	543
*	Stoneridge Inc.	23,754	542
*	Century Communities Inc.	16,874	529
*	Genesco Inc.	16,962	528
*	Conn's Inc.	16,762	518
	Hooker Furniture Corp.	10,044	502
*	Regis Corp.	31,467	502
*	K12 Inc.	30,147	499
*	ZAGG Inc.	24,081	492
*	MarineMax Inc.	22,266	475
	Sonic Automotive Inc. Class A	22,215	472
	Marcus Corp.	16,524	464
	National Presto Industries Inc.	4,373	453
*	Monarch Casino & Resort Inc.	9,583	450

*	Fiesta Restaurant Group Inc.	22,854	432
*	Motorcar Parts of America Inc.	16,524	431
	Movado Group Inc.	14,662	430
*	Laureate Education Inc. Class A	31,490	429
	Rent-A-Center Inc.	37,911	426
*	XO Group Inc.	21,770	421
	Entravision Communications Corp. Class A	58,458	412
	Acushnet Holdings Corp.	20,470	407
^,*	elf Beauty Inc.	18,314	406
*	Carrols Restaurant Group Inc.	30,529	405
*	Central Garden & Pet Co.	10,162	403
	Haverty Furniture Cos. Inc.	16,607	401
*	MCBC Holdings Inc.	16,243	383
	Finish Line Inc. Class A	35,212	380
*	Hibbett Sports Inc.	18,845	376
*	American Public Education Inc.	13,996	376
*	Chuy's Holdings Inc.	14,689	366
	Superior Industries International Inc.	21,802	364
	Barnes & Noble Inc.	52,642	363
	Cato Corp. Class A	22,940	362
*	Central European Media Enterprises Ltd. Class A	72,693	360
*	Del Taco Restaurants Inc.	29,184	358
*	Ascena Retail Group Inc.	152,774	357
*	Zumiez Inc.	16,329	356
*	Nautilus Inc.	26,743	350
	Flexsteel Industries Inc.	6,734	350
	Pier 1 Imports Inc.	71,592	350
	Carriage Services Inc. Class A	13,570	348
*	QuinStreet Inc.	32,404	346
	Bassett Furniture Industries Inc.	9,009	346
*	Biglari Holdings Inc.	1,004	344
	National CineMedia Inc.	54,518	341
*	Drive Shack Inc.	54,967	340
^,*	Party City Holdco Inc.	24,310	338
	Citi Trends Inc.	12,798	330
*	Golden Entertainment Inc.	9,317	320
*	Horizon Global Corp.	22,608	319
	Johnson Outdoors Inc. Class A	4,280	313
*	Hovnanian Enterprises Inc. Class A	109,358	312
^	Emerald Expositions Events Inc.	13,791	308
*	tronc Inc.	17,276	306
*	America's Car-Mart Inc.	6,261	291
	Tile Shop Holdings Inc.	34,558	287
*	Fossil Group Inc.	39,630	281
*	Del Frisco's Restaurant Group Inc.	19,264	280
*	Perry Ellis International Inc.	11,350	278
	Shoe Carnival Inc.	10,316	276
^,*	Eros International plc	21,893	276
	Winmark Corp.	2,064	274
*	Zoe's Kitchen Inc.	16,922	270
	RCI Hospitality Holdings Inc.	7,977	263
*	Potbelly Corp.	20,287	261
*	Francesca's Holdings Corp.	32,661	242
*	Nathan's Famous Inc.	2,503	237
*	1-800-Flowers.com Inc. Class A	23,089	237
*	Reading International Inc. Class A	14,787	236
*	Daily Journal Corp.	987	233

^,*	Revlon Inc. Class A	10,443	229
*	Care.com Inc.	11,881	225
	CSS Industries Inc.	7,898	215
*	Liberty Media Corp-Liberty Braves Class A	9,464	214
*	Bojangles' Inc.	15,360	207
	Hamilton Beach Brands Holding Co. Class A	7,216	206
*	Barnes & Noble Education Inc.	33,863	205
	Speedway Motorsports Inc.	10,297	199
^,*	Carvana Co.	11,971	194
	Collectors Universe Inc.	6,623	191
*	El Pollo Loco Holdings Inc.	18,009	190
	Superior Uniform Group Inc.	7,431	189
	Tilly's Inc. Class A	11,443	189
*	WideOpenWest Inc.	18,609	186
*	Rosetta Stone Inc.	15,011	183
*	Lindblad Expeditions Holdings Inc.	17,713	182
*	Kirkland's Inc.	13,579	177
*	Franklin Covey Co.	8,597	173
*	Century Casinos Inc.	18,707	169
*	Habit Restaurants Inc. Class A	17,880	167
^	Fred's Inc. Class A	31,838	164
^,*	Sportsman's Warehouse Holdings Inc.	32,052	162
*	Duluth Holdings Inc.	8,499	161
*	Boot Barn Holdings Inc.	10,849	161
*	Vera Bradley Inc.	17,791	157
	Weyco Group Inc.	5,576	157
	Lifetime Brands Inc.	8,624	156
*	Hemisphere Media Group Inc. Class A	13,604	152
*	Bridgepoint Education Inc.	16,318	149
	Saga Communications Inc. Class A	3,293	149
	Clear Channel Outdoor Holdings Inc. Class A	31,459	148
*	Lands' End Inc.	11,751	143
	Big 5 Sporting Goods Corp.	18,588	140
*	Clarus Corp.	18,117	139
*	Red Lion Hotels Corp.	14,687	133
	Libbey Inc.	19,414	132
	Escalade Inc.	9,392	128
*	New Home Co. Inc.	10,901	126
*	Ruby Tuesday Inc.	52,493	125
*	Delta Apparel Inc.	6,131	124
*	At Home Group Inc.	4,492	124
*	VOXX International Corp. Class A	17,743	120
*	J Alexander's Holdings Inc.	11,434	116
	Marine Products Corp.	6,919	104
*	FTD Cos. Inc.	14,963	101
*	Gaia Inc. Class A	7,766	99
*	Build-A-Bear Workshop Inc.	12,060	99
*	Fogo De Chao Inc.	8,351	97
*	Iconix Brand Group Inc.	44,317	83
*	Container Store Group Inc.	14,138	81
*	Empire Resorts Inc.	3,016	79
^,*	Cogint Inc.	17,929	76
	Liberty Tax Inc.	6,055	72
*	Cambium Learning Group Inc.	12,182	72
*	Vitamin Shoppe Inc.	18,919	71
*	J. Jill Inc.	10,361	66
*	Funko Inc. Class A	7,350	65

^,*	Sequential Brands Group Inc.	35,178	62
*	Townsquare Media Inc. Class A	7,710	61
^,*	Noodles & Co. Class A	10,422	53
	Salem Media Group Inc. Class A	10,186	49
	Beasley Broadcast Group Inc. Class A	4,277	49
*	Eastman Kodak Co.	14,649	48
^,*	Sears Holdings Corp.	10,533	43
^,*	Inspired Entertainment Inc.	3,512	32
*	ANGI Homeservices Inc. Class A	60	1
			255,764
Consumer Staples (2.3%)
	Sanderson Farms Inc.	18,007	3,056
	Snyder's-Lance Inc.	76,767	2,969
	Lancaster Colony Corp.	17,010	2,267
^	B&G Foods Inc.	58,447	2,262
*	Performance Food Group Co.	75,855	2,249
*	United Natural Foods Inc.	45,732	2,196
	J&J Snack Foods Corp.	13,355	2,018
	Vector Group Ltd.	86,737	1,951
	WD-40 Co.	12,214	1,458
	Fresh Del Monte Produce Inc.	29,009	1,413
*	Cal-Maine Foods Inc.	27,810	1,384
*	Boston Beer Co. Inc. Class A	7,671	1,380
	Core-Mark Holding Co. Inc.	40,554	1,345
	Universal Corp.	21,889	1,168
	National Beverage Corp.	10,423	1,137
	Calavo Growers Inc.	14,374	1,098
*	Hostess Brands Inc. Class A	71,990	1,012
	Coca-Cola Bottling Co. Consolidated	4,174	900
	Dean Foods Co.	80,634	900
	MGP Ingredients Inc.	11,622	864
	SpartanNash Co.	33,421	847
	Andersons Inc.	24,095	778
*	Diplomat Pharmacy Inc.	42,362	758
*	USANA Health Sciences Inc.	10,267	736
	PetMed Express Inc.	17,474	688
	Medifast Inc.	9,367	642
*	SUPERVALU Inc.	34,075	623
^	Tootsie Roll Industries Inc.	14,988	561
	John B Sanfilippo & Son Inc.	7,580	458
	Omega Protein Corp.	19,521	428
*	Freshpet Inc.	21,696	412
*	Chefs' Warehouse Inc.	17,366	352
	Weis Markets Inc.	8,472	349
	Ingles Markets Inc. Class A	12,479	346
^	GNC Holdings Inc. Class A	59,979	335
*	Primo Water Corp.	22,404	294
	Limoneira Co.	11,244	285
*	Farmer Brothers Co.	7,696	263
*	Cadiz Inc.	18,462	253
*	Craft Brew Alliance Inc.	11,234	219
*	Seneca Foods Corp. Class A	6,151	211
	Village Super Market Inc. Class A	7,726	198
*	Smart & Final Stores Inc.	20,019	183
^,*	Amplify Snack Brands Inc.	29,299	170
	Nature's Sunshine Products Inc.	9,518	122
	Natural Health Trends Corp.	6,508	117

^	Orchids Paper Products Co.	7,973	109
*	Castle Brands Inc.	76,486	93
	Alico Inc.	2,756	88
	Turning Point Brands Inc.	4,451	78
*	Natural Grocers by Vitamin Cottage Inc.	8,003	63
*	Lifeway Foods Inc.	4,173	42
			44,128
Energy (3.5%)
*	PDC Energy Inc.	59,734	2,745
	Delek US Holdings Inc.	69,308	2,302
*	Matador Resources Co.	80,220	2,294
*	Oasis Petroleum Inc.	209,546	2,144
	Golar LNG Ltd.	85,130	2,104
	Ensco plc Class A	380,560	2,044
*	Callon Petroleum Co.	180,545	1,993
*	McDermott International Inc.	253,507	1,840
*	SRC Energy Inc.	209,622	1,836
*	Peabody Energy Corp.	55,112	1,836
*	Ultra Petroleum Corp.	173,446	1,663
*	Dril-Quip Inc.	33,784	1,620
	Arch Coal Inc. Class A	18,990	1,568
*	Rowan Cos. plc Class A	104,245	1,508
	SemGroup Corp. Class A	58,885	1,413
*	Carrizo Oil & Gas Inc.	69,491	1,343
*	Superior Energy Services Inc.	136,934	1,321
*	C&J Energy Services Inc.	41,026	1,282
*	Oil States International Inc.	44,599	1,061
*	Unit Corp.	46,585	996
*	NOW Inc.	95,308	984
^,*	Diamond Offshore Drilling Inc.	57,009	914
*	Noble Corp. plc	215,808	902
*	Exterran Corp.	28,367	869
*	Forum Energy Technologies Inc.	60,969	866
*	Helix Energy Solutions Group Inc.	124,367	827
*	Halcon Resources Corp.	114,986	815
^,*	Jagged Peak Energy Inc.	50,582	768
*	Fairmount Santrol Holdings Inc.	141,257	681
*	Newpark Resources Inc.	75,111	665
*	Tellurian Inc.	51,771	653
*	SunCoke Energy Inc.	56,968	649
*	Ring Energy Inc.	44,467	631
*	Denbury Resources Inc.	351,973	616
^,*	California Resources Corp.	37,740	594
	Archrock Inc.	61,638	586
*	Par Pacific Holdings Inc.	28,105	583
	Green Plains Inc.	34,422	580
*	SandRidge Energy Inc.	30,911	575
*	Resolute Energy Corp.	19,212	575
*	Bonanza Creek Energy Inc.	17,900	497
*	TerraForm Power Inc. Class A	40,288	487
*	ProPetro Holding Corp.	25,151	472
*	REX American Resources Corp.	5,144	471
	CVR Energy Inc.	13,968	456
*	Keane Group Inc.	29,263	438
*	Stone Energy Corp.	17,267	438
^,*	SunPower Corp. Class A	52,905	437
*	Penn Virginia Corp.	12,559	431

^,*	Sunrun Inc.	75,206	421
*	TETRA Technologies Inc.	101,379	408
*	Matrix Service Co.	23,192	397
*	Bill Barrett Corp.	66,864	391
^,*	Renewable Energy Group Inc.	33,680	382
*	TerraForm Global Inc. Class A	78,974	371
	Warrior Met Coal Inc.	15,687	349
*	Basic Energy Services Inc.	15,410	345
	Frank's International NV	52,885	329
*	Sanchez Energy Corp.	62,773	325
*	WildHorse Resource Development Corp.	19,034	314
	Panhandle Oil and Gas Inc. Class A	13,901	309
*	Abraxas Petroleum Corp.	145,814	302
*	Natural Gas Services Group Inc.	10,970	280
*	Clean Energy Fuels Corp.	120,814	272
*	Cloud Peak Energy Inc.	65,390	271
*	W&T Offshore Inc.	82,994	261
*	Green Brick Partners Inc.	20,401	246
	Evolution Petroleum Corp.	34,814	244
*	Flotek Industries Inc.	48,986	231
*	Trecora Resources	17,402	218
^,*	CARBO Ceramics Inc.	20,339	204
*	Era Group Inc.	17,443	193
*	Eclipse Resources Corp.	77,359	192
*	RigNet Inc.	11,668	188
*	Lilis Energy Inc.	37,647	186
*	TPI Composites Inc.	9,467	179
*	SEACOR Marine Holdings Inc.	14,367	176
*	Tesco Corp.	41,129	167
*	Geospace Technologies Corp.	11,317	166
*	Select Energy Services Inc. Class A	9,968	164
*	Pacific Ethanol Inc.	36,421	164
*	Midstates Petroleum Co. Inc.	9,805	163
^,*	Gastar Exploration Inc.	153,765	161
*	Smart Sand Inc.	19,355	154
*	Earthstone Energy Inc. Class A	16,519	154
	Gulf Island Fabrication Inc.	12,093	154
*	NCS Multistage Holdings Inc.	9,025	152
*	Solaris Oilfield Infrastructure Inc. Class A	8,903	144
*	Pioneer Energy Services Corp.	67,484	142
*	Ameresco Inc. Class A	16,520	140
*	SilverBow Resources Inc.	6,044	137
*	Mammoth Energy Services Inc.	7,127	134
*	Energy XXI Gulf Coast Inc.	26,159	131
*	Parker Drilling Co.	118,957	117
	Adams Resources & Energy Inc.	2,415	114
*	Independence Contract Drilling Inc.	30,380	108
^,*	Approach Resources Inc.	37,922	95
	Hallador Energy Co.	14,097	92
*	Key Energy Services Inc.	9,118	90
*	Vivint Solar Inc.	23,048	82
*	Isramco Inc.	650	77
*	EP Energy Corp. Class A	34,107	61
*	Contango Oil & Gas Co.	23,974	58
*	Willbros Group Inc.	38,858	51
*	Ranger Energy Services Inc.	5,171	49
^,*	Jones Energy Inc. Class A	40,579	41

^,*	Ramaco Resources Inc.	5,384	26
*	Rosehill Resources Inc.	2,162	20
*	Westmoreland Coal Co.	16,388	19
	Noble Energy Inc.	8	—
			64,884
Financial Services (25.7%)
	Sterling Bancorp	191,974	4,867
*	MGIC Investment Corp.	331,231	4,843
	Umpqua Holdings Corp.	199,811	4,418
	Fair Isaac Corp.	26,929	4,229
	Primerica Inc.	40,635	4,226
	Wintrust Financial Corp.	48,671	4,081
*	Texas Capital Bancshares Inc.	44,854	4,053
	Radian Group Inc.	193,374	3,962
	Gramercy Property Trust	136,862	3,903
	CNO Financial Group Inc.	151,909	3,830
	Hancock Holding Co.	74,345	3,818
	Healthcare Realty Trust Inc.	111,504	3,654
	First Industrial Realty Trust Inc.	108,504	3,532
	Chemical Financial Corp.	62,519	3,525
	IBERIABANK Corp.	44,459	3,457
	United Bankshares Inc.	90,883	3,413
	Stifel Financial Corp.	60,518	3,404
	Cousins Properties Inc.	372,305	3,340
	Investors Bancorp Inc.	233,072	3,326
	Home BancShares Inc.	139,709	3,325
	Sunstone Hotel Investors Inc.	198,748	3,321
	RLJ Lodging Trust	152,906	3,315
	MB Financial Inc.	71,009	3,305
*	Essent Group Ltd.	72,374	3,203
	Selective Insurance Group Inc.	51,251	3,137
	Cathay General Bancorp	70,392	3,054
	Columbia Banking System Inc.	66,067	3,046
	Sabra Health Care REIT Inc.	157,540	3,031
	Evercore Inc. Class A	34,664	3,011
	UMB Financial Corp.	39,690	2,983
	Fulton Financial Corp.	156,511	2,974
	GEO Group Inc.	109,644	2,910
	EastGroup Properties Inc.	30,777	2,895
	Glacier Bancorp Inc.	72,148	2,890
	LaSalle Hotel Properties	100,857	2,868
	First Citizens BancShares Inc.Class A	6,697	2,856
	FirstCash Inc.	42,199	2,844
	Physicians Realty Trust	157,915	2,822
	Valley National Bancorp	237,101	2,821
	First Financial Bankshares Inc.	58,410	2,772
	National Health Investors Inc.	34,977	2,728
	Ryman Hospitality Properties Inc.	38,986	2,709
	Washington Federal Inc.	77,576	2,700
*	BancorpSouth Bank	79,198	2,633
*	Green Dot Corp. Class A	40,681	2,514
	Community Bank System Inc.	44,971	2,490
	American Equity Investment Life Holding Co.	77,725	2,466
	Kemper Corp.	35,421	2,444
	PS Business Parks Inc.	17,950	2,379
	Education Realty Trust Inc.	64,502	2,359
	QTS Realty Trust Inc. Class A	42,295	2,354

Pebblebrook Hotel Trust	60,803	2,339
South State Corp.	25,257	2,325
Washington REIT	71,821	2,321
STAG Industrial Inc.	81,680	2,312
Old National Bancorp	124,803	2,278
* Enstar Group Ltd.	10,190	2,259
Great Western Bancorp Inc.	54,191	2,239
First Midwest Bancorp Inc.	89,250	2,229
CVB Financial Corp.	90,480	2,225
Urban Edge Properties	86,661	2,214
Trustmark Corp.	64,871	2,202
Hope Bancorp Inc.	113,282	2,121
Xenia Hotels & Resorts Inc.	94,162	2,071
RLI Corp.	34,549	2,064
Acadia Realty Trust	73,399	2,057
Kennedy-Wilson Holdings Inc.	107,282	2,054
Rexford Industrial Realty Inc.	64,954	2,038
Simmons First National Corp. Class A	34,774	2,013
Lexington Realty Trust	189,622	1,983
DiamondRock Hospitality Co.	176,903	1,980
International Bancshares Corp.	47,763	1,970
* Eagle Bancorp Inc.	28,768	1,903
United Community Banks Inc.	66,118	1,900
Bank of NT Butterfield & Son Ltd.	47,703	1,898
Retail Opportunity Investments Corp.	94,772	1,855
Potlatch Corp.	35,682	1,841
* HRG Group Inc.	106,105	1,841
* Blackhawk Network Holdings Inc.	48,835	1,795
Terreno Realty Corp.	47,296	1,778
LegacyTexas Financial Group Inc.	41,964	1,757
Mack-Cali Realty Corp.	79,356	1,756
Banner Corp.	30,465	1,754
Invesco Mortgage Capital Inc.	98,961	1,748
Renasant Corp.	40,378	1,738
Apollo Commercial Real Estate Finance Inc.	93,183	1,738
* LendingTree Inc.	5,678	1,714
ServisFirst Bancshares Inc.	40,673	1,708
Independent Bank Corp.	23,452	1,705
Horace Mann Educators Corp.	36,251	1,693
Towne Bank	49,688	1,665
Capitol Federal Financial Inc.	117,723	1,655
* FCB Financial Holdings Inc. Class A	30,935	1,635
Hilltop Holdings Inc.	64,151	1,595
NBT Bancorp Inc.	40,914	1,589
Ameris Bancorp	31,917	1,583
LTC Properties Inc.	34,446	1,579
First Merchants Corp.	35,998	1,577
Argo Group International Holdings Ltd.	25,430	1,558
WesBanco Inc.	36,984	1,556
Artisan Partners Asset Management Inc. Class A	39,327	1,553
Government Properties Income Trust	82,614	1,541
First Financial Bancorp	53,998	1,531
* Genworth Financial Inc. Class A	447,170	1,516
American Assets Trust Inc.	38,154	1,502
Chesapeake Lodging Trust	52,048	1,501
* BofI Holding Inc.	53,612	1,482
Financial Engines Inc.	53,095	1,481

Provident Financial Services Inc.	54,101	1,479
HFF Inc. Class A	32,535	1,469
Waddell & Reed Financial Inc. Class A	72,074	1,463
Union Bankshares Corp.	37,889	1,428
* PRA Group Inc.	40,875	1,422
Northwest Bancshares Inc.	83,132	1,407
Four Corners Property Trust Inc.	53,886	1,406
Kite Realty Group Trust	73,079	1,405
Select Income REIT	55,795	1,400
* Third Point Reinsurance Ltd.	81,667	1,384
Westamerica Bancorporation	22,353	1,382
Employers Holdings Inc.	28,203	1,382
Summit Hotel Properties Inc.	91,156	1,377
Global Net Lease Inc.	63,493	1,373
* Pacific Premier Bancorp Inc.	34,344	1,360
Berkshire Hills Bancorp Inc.	35,035	1,351
WSFS Financial Corp.	26,520	1,342
Park National Corp.	11,712	1,316
Moelis & Co. Class A	27,321	1,309
CenterState Banks Inc.	47,066	1,277
First Commonwealth Financial Corp.	84,218	1,272
S&T Bancorp Inc.	29,909	1,249
* LendingClub Corp.	285,695	1,248
* Quality Care Properties Inc.	84,250	1,238
* Walker & Dunlop Inc.	24,665	1,215
Agree Realty Corp.	24,392	1,206
CareTrust REIT Inc.	66,026	1,203
Alexander & Baldwin Inc.	41,104	1,194
Boston Private Financial Holdings Inc.	72,427	1,184
Washington Prime Group Inc.	165,354	1,176
WisdomTree Investments Inc.	102,090	1,174
Tompkins Financial Corp.	12,788	1,132
Capital Bank Financial Corp.	26,907	1,123
AMERISAFE Inc.	16,966	1,114
Kearny Financial Corp.	75,016	1,110
Monmouth Real Estate Investment Corp.	60,720	1,084
OM Asset Management plc	65,995	1,082
Heartland Financial USA Inc.	21,378	1,080
Franklin Street Properties Corp.	98,787	1,076
Independent Bank Group Inc.	15,598	1,075
CYS Investments Inc.	132,578	1,073
Lakeland Financial Corp.	21,026	1,066
Safety Insurance Group Inc.	12,885	1,061
Brookline Bancorp Inc.	65,406	1,053
First Busey Corp.	33,013	1,051
National Storage Affiliates Trust	39,243	1,045
Beneficial Bancorp Inc.	61,116	1,036
Houlihan Lokey Inc. Class A	23,134	1,033
Hannon Armstrong Sustainable Infrastructure Capital Inc.	43,325	1,030
Infinity Property & Casualty Corp.	9,512	1,025
Ramco-Gershenson Properties Trust	70,312	1,013
Redwood Trust Inc.	67,355	1,012
Piper Jaffray Cos.	12,665	995
State Bank Financial Corp.	32,605	992
* Encore Capital Group Inc.	21,570	988
* Cannae Holdings Inc.	54,121	986
* Seacoast Banking Corp. of Florida	37,213	969

	National General Holdings Corp.	44,788	946
	Nelnet Inc. Class A	17,647	945
	Navigators Group Inc.	18,249	940
	City Holding Co.	13,176	938
^,*	MBIA Inc.	111,377	938
	First Bancorp	24,725	937
	Ladder Capital Corp. Class A	66,822	912
	United Fire Group Inc.	18,937	910
	ARMOUR Residential REIT Inc.	35,979	910
	Seritage Growth Properties Class A	22,225	905
	First Interstate BancSystem Inc. Class A	22,725	902
	PennyMac Mortgage Investment Trust	57,599	902
	Enterprise Financial Services Corp.	19,550	885
	Cohen & Steers Inc.	18,881	879
	Southside Bancshares Inc.	24,041	870
	Hanmi Financial Corp.	27,323	867
	Banc of California Inc.	38,468	867
*	NMI Holdings Inc. Class A	50,410	859
*	First BanCorp	171,414	854
	Meridian Bancorp Inc.	42,324	853
	MainSource Financial Group Inc.	21,401	846
^	CBL & Associates Properties Inc.	149,841	844
	United Financial Bancorp Inc.	44,679	833
	Tier REIT Inc.	41,544	832
	RE/MAX Holdings Inc. Class A	15,584	831
	Central Pacific Financial Corp.	25,755	829
	Heritage Financial Corp.	25,462	829
	Universal Health Realty Income Trust	11,065	828
	BancFirst Corp.	14,564	827
	Banco Latinoamericano de Comercio Exterior SA	27,721	814
	James River Group Holdings Ltd.	20,069	812
	Lakeland Bancorp Inc.	38,870	812
	Sandy Spring Bancorp Inc.	20,461	806
*	St. Joe Co.	42,685	802
	Alexander's Inc.	1,885	797
	InfraREIT Inc.	37,706	796
	Washington Trust Bancorp Inc.	13,855	788
	Northfield Bancorp Inc.	44,234	785
	Getty Realty Corp.	27,168	773
	OceanFirst Financial Corp.	27,853	773
*	Flagstar Bancorp Inc.	20,093	764
*	Cardtronics plc Class A	40,707	762
	TrustCo Bank Corp. NY	81,496	762
	Chatham Lodging Trust	33,571	762
	NorthStar Realty Europe Corp.	52,004	755
	Universal Insurance Holdings Inc.	28,562	754
	Capstead Mortgage Corp.	83,040	753
	Stewart Information Services Corp.	18,631	751
	National Bank Holdings Corp. Class A	22,077	749
	Stock Yards Bancorp Inc.	18,811	749
	EVERTEC Inc.	53,856	749
	Meta Financial Group Inc.	7,927	745
	TriCo Bancshares	17,652	742
	MTGE Investment Corp.	39,816	739
	ConnectOne Bancorp Inc.	26,899	730
^	AmTrust Financial Services Inc.	75,570	728
	National Western Life Group Inc. Class A	2,038	720

	Preferred Bank	11,460	717
	1st Source Corp.	13,938	717
	Virtus Investment Partners Inc.	5,948	714
*	iStar Inc.	61,763	710
	German American Bancorp Inc.	18,834	708
	Saul Centers Inc.	10,920	705
	CoBiz Financial Inc.	32,788	694
	Urstadt Biddle Properties Inc. Class A	29,198	693
	Granite Point Mortgage Trust Inc.	38,265	687
	Independence Realty Trust Inc.	66,390	686
	Bridge Bancorp Inc.	18,993	683
	Armada Hoffler Properties Inc.	44,136	682
	Community Trust Bancorp Inc.	13,695	681
	PJT Partners Inc.	16,006	681
*	Customers Bancorp Inc.	25,087	680
	Flushing Financial Corp.	24,012	679
	Pennsylvania REIT	60,651	673
*	HomeStreet Inc.	21,893	668
	Cass Information Systems Inc.	9,730	663
	FBL Financial Group Inc. Class A	8,785	662
	Bryn Mawr Bank Corp.	14,814	654
	Carolina Financial Corp.	16,785	649
	New Senior Investment Group Inc.	79,056	648
	Univest Corp. of Pennsylvania	23,068	648
	Investors Real Estate Trust	104,634	634
^	New York Mortgage Trust Inc.	98,783	632
	First of Long Island Corp.	20,660	623
	Dime Community Bancshares Inc.	28,043	618
	Camden National Corp.	13,520	618
*	Donnelley Financial Solutions Inc.	30,047	613
*	Ambac Financial Group Inc.	40,426	609
	Easterly Government Properties Inc.	28,514	604
	Hersha Hospitality Trust Class A	34,421	604
	Guaranty Bancorp	20,759	603
	Preferred Apartment Communities Inc. Class A	28,289	601
	Diamond Hill Investment Group Inc.	2,817	595
^,*	Trupanion Inc.	19,872	592
*	Greenlight Capital Re Ltd. Class A	26,696	591
*	INTL. FCStone Inc.	13,401	588
	Park Sterling Corp.	45,608	587
	Oritani Financial Corp.	33,967	586
	Mercantile Bank Corp.	15,675	582
	Federal Agricultural Mortgage Corp.	7,801	579
	Kinsale Capital Group Inc.	12,791	570
	Horizon Bancorp	20,362	560
	Gladstone Commercial Corp.	23,702	541
^	Whitestone REIT	36,368	537
*	EZCORP Inc. Class A	44,214	533
	Live Oak Bancshares Inc.	20,418	526
	Altisource Residential Corp.	47,954	525
*	Triumph Bancorp Inc.	15,748	524
	Investment Technology Group Inc.	29,100	524
	Peapack Gladstone Financial Corp.	14,849	523
*	First Foundation Inc.	27,410	523
	Heritage Commerce Corp.	32,007	519
	Great Southern Bancorp Inc.	9,531	515
*	Opus Bank	18,360	512

	First Community Bancshares Inc.	16,834	505
	Greenhill & Co. Inc.	24,363	495
	Westwood Holdings Group Inc.	7,192	492
	Peoples Bancorp Inc.	14,505	491
	QCR Holdings Inc.	10,729	487
	Cedar Realty Trust Inc.	81,395	486
*	FB Financial Corp.	11,385	483
*	TriState Capital Holdings Inc.	19,770	478
	First Defiance Financial Corp.	8,784	477
	Anworth Mortgage Asset Corp.	84,105	473
	Ashford Hospitality Trust Inc.	72,430	472
*	Nationstar Mortgage Holdings Inc.	25,888	468
	AG Mortgage Investment Trust Inc.	24,457	463
*	Nicolet Bankshares Inc.	7,967	462
*	Everi Holdings Inc.	56,341	459
	CatchMark Timber Trust Inc. Class A	34,514	455
*	Marcus & Millichap Inc.	14,211	454
	First Financial Corp.	9,357	451
	Midland States Bancorp Inc.	13,561	451
	Blue Hills Bancorp Inc.	21,086	450
*	Enova International Inc.	29,195	434
*	World Acceptance Corp.	5,221	433
	Bar Harbor Bankshares	15,097	430
	NexPoint Residential Trust Inc.	15,272	430
	Waterstone Financial Inc.	22,587	427
	Fidelity Southern Corp.	19,251	424
	United Community Financial Corp.	43,356	424
	Financial Institutions Inc.	12,819	424
*	Green Bancorp Inc.	18,855	422
*	Bancorp Inc.	43,556	421
	Hamilton Lane Inc. Class A	12,212	421
	Community Healthcare Trust Inc.	15,430	421
	CNB Financial Corp.	14,663	418
^	Heritage Insurance Holdings Inc.	23,015	414
	Maiden Holdings Ltd.	63,459	412
^,*	National Commerce Corp.	9,922	411
*	Republic First Bancorp Inc.	43,111	407
*	Allegiance Bancshares Inc.	10,134	404
	UMH Properties Inc.	26,225	404
	Independent Bank Corp.	17,995	403
	Bank Mutual Corp.	37,546	402
*	HomeTrust Bancshares Inc.	14,749	398
	State Auto Financial Corp.	14,061	392
*	Veritex Holdings Inc.	14,089	392
	Access National Corp.	13,149	387
	Arrow Financial Corp.	10,488	386
	People's Utah Bancorp	11,970	377
	CorEnergy Infrastructure Trust Inc.	10,542	376
	West Bancorporation Inc.	14,045	376
	OFG Bancorp	38,325	376
	RMR Group Inc. Class A	6,213	374
	Bank of Marin Bancorp	5,310	374
*	MoneyGram International Inc.	25,743	367
	Western Asset Mortgage Capital Corp.	36,297	364
*	Franklin Financial Network Inc.	10,416	364
	Republic Bancorp Inc. Class A	8,514	362
	MidWestOne Financial Group Inc.	9,867	359

	First Mid-Illinois Bancshares Inc.	8,898	358
^	Orchid Island Capital Inc.	37,696	357
^	Virtu Financial Inc. Class A	21,828	356
	Southern National Bancorp of Virginia Inc.	20,838	356
*	Tejon Ranch Co.	15,830	355
^,*	Citizens Inc. Class A	41,264	355
	City Office REIT Inc.	26,367	349
	Sierra Bancorp	12,432	348
	Old Second Bancorp Inc.	25,589	344
	One Liberty Properties Inc.	12,856	344
*	Cowen Inc. Class A	22,940	342
	Dynex Capital Inc.	47,428	340
	Farmers National Banc Corp.	22,294	338
	First Connecticut Bancorp Inc.	12,478	331
	B. Riley Financial Inc.	18,397	331
^	Farmers & Merchants Bancorp Inc.	8,030	327
*	Equity Bancshares Inc. Class A	9,444	326
	NewStar Financial Inc.	27,295	322
	Ares Commercial Real Estate Corp.	23,814	321
*	Atlantic Capital Bancshares Inc.	18,464	318
*	Global Indemnity Ltd.	7,322	317
*	eHealth Inc.	13,785	316
*	PCSB Financial Corp.	15,992	316
	Fidelity & Guaranty Life	10,121	315
	United Insurance Holdings Corp.	18,839	314
	Enterprise Bancorp Inc.	8,379	313
	Ladenburg Thalmann Financial Services Inc.	90,022	311
	Clifton Bancorp Inc.	17,932	310
*	Ocwen Financial Corp.	93,656	299
^	Farmland Partners Inc.	33,245	298
*	PennyMac Financial Services Inc. Class A	14,058	297
	American National Bankshares Inc.	7,225	297
	Peoples Financial Services Corp.	6,063	297
	WashingtonFirst Bankshares Inc.	8,629	295
	Capital City Bank Group Inc.	11,529	291
	Arlington Asset Investment Corp. Class A	24,512	289
	MedEquities Realty Trust Inc.	25,532	286
	First Bancorp Inc.	9,028	280
	National Bankshares Inc.	5,997	278
	Investors Title Co.	1,371	276
	Farmers Capital Bank Corp.	6,519	269
	Resource Capital Corp.	26,805	268
	Citizens & Northern Corp.	10,381	266
*	FRP Holdings Inc.	5,818	266
^,*	Altisource Portfolio Solutions SA	9,941	265
	Hingham Institution for Savings	1,150	262
	Western New England Bancorp Inc.	24,475	262
	Summit Financial Group Inc.	9,617	258
	PICO Holdings Inc.	19,661	258
	Ashford Hospitality Prime Inc.	27,176	250
	Jernigan Capital Inc.	12,108	250
*	Southern First Bancshares Inc.	5,738	246
	First Bancshares Inc.	7,459	246
*	Health Insurance Innovations Inc. Class A	10,501	245
	Sun Bancorp Inc.	9,512	243
	GAIN Capital Holdings Inc.	32,050	242
	EMC Insurance Group Inc.	7,756	241

	Southern Missouri Bancorp Inc.	5,955	240
	Sutherland Asset Management Corp.	15,056	238
^,*,2 Wins Finance Holdings Inc.		1,160	238
*	BSB Bancorp Inc.	7,481	238
	Macatawa Bank Corp.	23,000	234
	Oppenheimer Holdings Inc. Class A	8,662	233
*	On Deck Capital Inc.	43,669	231
	Bluerock Residential Growth REIT Inc. Class A	20,452	231
	Codorus Valley Bancorp Inc.	7,548	228
	Ames National Corp.	7,574	228
	Old Line Bancshares Inc.	7,530	228
	Northrim BanCorp Inc.	6,003	225
	Home Bancorp Inc.	5,208	223
*	HarborOne Bancorp Inc.	11,494	223
*	Safeguard Scientifics Inc.	17,959	223
*	Regional Management Corp.	9,023	223
	Century Bancorp Inc. Class A	2,575	221
	Territorial Bancorp Inc.	6,809	218
	First Internet Bancorp	5,453	217
	Consolidated-Tomoka Land Co.	3,482	214
^,*	Redfin Corp.	9,374	214
*	Paragon Commercial Corp.	3,715	213
	HCI Group Inc.	7,025	211
	BankFinancial Corp.	12,773	211
*	Forestar Group Inc.	9,347	208
	MutualFirst Financial Inc.	5,422	206
	Penns Woods Bancorp Inc.	4,086	203
	Charter Financial Corp.	10,897	201
	Baldwin & Lyons Inc.	8,243	201
	Great Ajax Corp.	13,973	200
	Civista Bancshares Inc.	8,730	198
*	AV Homes Inc.	10,763	197
	Shore Bancshares Inc.	11,052	193
	TPG RE Finance Trust Inc.	9,996	192
*	Cadence BanCorp	7,807	190
	KKR Real Estate Finance Trust Inc.	9,243	189
	Cherry Hill Mortgage Investment Corp.	10,378	189
	Bear State Financial Inc.	18,396	188
	Bankwell Financial Group Inc.	5,315	188
*	Atlas Financial Holdings Inc.	9,327	187
	Evans Bancorp Inc.	4,072	181
	Central Valley Community Bancorp	8,761	179
	Union Bankshares Inc.	3,458	175
	Riverview Bancorp Inc.	18,875	174
	C&F Financial Corp.	2,895	174
	MidSouth Bancorp Inc.	12,537	172
	MBT Financial Corp.	15,748	172
*	Howard Bancorp Inc.	7,750	170
*	Malvern Bancorp Inc.	6,317	170
	First Business Financial Services Inc.	7,279	170
*	Entegra Financial Corp.	5,851	170
	FNB Bancorp	4,665	170
	Investar Holding Corp.	7,193	169
	Safety Income and Growth Inc.	9,214	169
*	Planet Payment Inc.	37,381	168
*	Capstar Financial Holdings Inc.	7,649	168
	Pzena Investment Management Inc. Class A	14,987	168

	Premier Financial Bancorp Inc.	8,327	166
	Orrstown Financial Services Inc.	6,570	166
	SI Financial Group Inc.	10,951	165
	Bank of Commerce Holdings	13,650	165
	LCNB Corp.	7,854	165
*	Community Bankers Trust Corp.	18,889	164
	Stratus Properties Inc.	5,229	163
^	Global Medical REIT Inc.	17,036	163
*	NI Holdings Inc.	9,241	162
*	First Northwest Bancorp	8,914	160
*	Xenith Bankshares Inc.	4,536	159
	Northeast Bancorp	6,389	157
	Timberland Bancorp Inc.	5,475	157
*	Sunshine Bancorp Inc.	6,485	156
	Independence Holding Co.	5,234	155
	Kingstone Cos. Inc.	7,965	155
	Associated Capital Group Inc. Class A	4,436	155
	ACNB Corp.	5,274	153
	Norwood Financial Corp.	5,046	153
	Federated National Holding Co.	11,153	151
	Prudential Bancorp Inc.	7,968	147
	Tiptree Inc.	21,716	145
	Owens Realty Mortgage Inc.	8,958	145
	Commerce Union Bancshares Inc.	6,092	145
*	WMIH Corp.	171,408	144
	Ohio Valley Banc Corp.	3,592	143
	Unity Bancorp Inc.	6,781	141
*	SmartFinancial Inc.	6,296	140
	Chemung Financial Corp.	2,835	138
	Donegal Group Inc. Class A	7,790	138
*	Hallmark Financial Services Inc.	12,005	134
	County Bancorp Inc.	4,157	132
*	Pacific Mercantile Bancorp	13,733	132
	Peoples Bancorp of North Carolina Inc.	3,721	131
	ESSA Bancorp Inc.	7,944	127
^	Clipper Realty Inc.	12,523	126
*	Byline Bancorp Inc.	5,893	126
	Community Financial Corp.	3,490	125
	First Financial Northwest Inc.	7,354	125
	BCB Bancorp Inc.	8,063	118
	GAMCO Investors Inc. Class A	4,012	117
	Two River Bancorp	6,342	116
*	Trinity Place Holdings Inc.	16,086	113
	United Security Bancshares	11,467	112
^,*	Impac Mortgage Holdings Inc.	9,150	107
	Crawford & Co. Class B	10,593	106
	Provident Financial Holdings Inc.	5,466	105
	Middlefield Banc Corp.	2,306	104
	Parke Bancorp Inc.	4,954	104
^	First Guaranty Bancshares Inc.	3,439	96
	Silvercrest Asset Management Group Inc. Class A	6,326	96
	DNB Financial Corp.	2,744	96
*	Maui Land & Pineapple Co. Inc.	5,915	96
	Ellington Residential Mortgage REIT	7,402	95
*	Elevate Credit Inc.	12,652	95
*	Provident Bancorp Inc.	3,885	92
	Old Point Financial Corp.	3,179	91

	RBB Bancorp	3,374	85
	Greene County Bancorp Inc.	2,694	83
	Blue Capital Reinsurance Holdings Ltd.	5,201	63
	Guaranty Bancshares Inc.	1,771	54
^,*	Transcontinental Realty Investors Inc.	1,391	46
	RAIT Financial Trust	127,583	43
	Oconee Federal Financial Corp.	1,202	35
	Medley Management Inc. Class A	4,777	34
	Griffin Industrial Realty Inc.	612	22
	Value Line Inc.	1,087	19
^	CPI Card Group Inc.	18,091	16
			482,210
Health Care (14.7%)
*	Nektar Therapeutics Class A	132,281	7,142
*	Bluebird Bio Inc.	40,817	7,053
*	Exact Sciences Corp.	104,812	6,234
*	Catalent Inc.	112,937	4,494
	HealthSouth Corp.	88,672	4,429
*	LivaNova plc	43,127	3,760
*	Insulet Corp.	52,159	3,741
*	PRA Health Sciences Inc.	43,910	3,617
*	Masimo Corp.	39,808	3,537
	Chemed Corp.	14,240	3,502
	Cantel Medical Corp.	32,839	3,497
*	Medidata Solutions Inc.	50,695	3,378
*	Sage Therapeutics Inc.	33,867	3,130
*	Molina Healthcare Inc.	39,344	3,078
*	Sarepta Therapeutics Inc.	53,145	2,959
*	ICU Medical Inc.	13,283	2,835
*	FibroGen Inc.	59,422	2,823
*	Penumbra Inc.	26,374	2,777
*	Neogen Corp.	32,993	2,768
*	Integra LifeSciences Holdings Corp.	56,298	2,737
*	Haemonetics Corp.	47,322	2,735
^,*	Puma Biotechnology Inc.	25,603	2,711
*	NuVasive Inc.	45,810	2,643
*	Blueprint Medicines Corp.	34,652	2,601
*	Portola Pharmaceuticals Inc.	49,624	2,518
*	Clovis Oncology Inc.	39,207	2,465
*	Globus Medical Inc.	63,564	2,416
*	Ligand Pharmaceuticals Inc.	18,192	2,399
*	HealthEquity Inc.	44,828	2,325
*	Allscripts Healthcare Solutions Inc.	162,148	2,319
*	Wright Medical Group NV	94,645	2,301
*	Prestige Brands Holdings Inc.	48,281	2,182
*	Avexis Inc.	22,272	2,112
*	AMN Healthcare Services Inc.	41,944	2,106
*	Horizon Pharma plc	146,271	2,103
*	Insmed Inc.	66,829	2,084
*	Ironwood Pharmaceuticals Inc. Class A	120,643	2,083
*	Amicus Therapeutics Inc.	147,409	2,052
*	Halyard Health Inc.	41,540	2,016
*	Halozyme Therapeutics Inc.	107,365	2,004
*	Myriad Genetics Inc.	57,718	1,999
*	Inogen Inc.	15,106	1,945
*	Aerie Pharmaceuticals Inc.	29,376	1,887
*	Merit Medical Systems Inc.	43,225	1,878

*	INC Research Holdings Inc. Class A	48,650	1,863
*	Nevro Corp.	24,864	1,860
*	Medicines Co.	62,164	1,803
*	Ultragenyx Pharmaceutical Inc.	35,511	1,793
^,*	Teladoc Inc.	48,308	1,792
*	Magellan Health Inc.	21,056	1,779
*	Spark Therapeutics Inc.	24,089	1,764
*	Array BioPharma Inc.	154,572	1,739
*	Omnicell Inc.	32,573	1,707
*	Select Medical Holdings Corp.	95,465	1,685
*	Pacira Pharmaceuticals Inc.	35,209	1,627
*	Supernus Pharmaceuticals Inc.	42,410	1,603
^,*	Prothena Corp. plc	34,406	1,600
*	Loxo Oncology Inc.	20,455	1,570
*	NxStage Medical Inc.	57,462	1,476
*	Corcept Therapeutics Inc.	81,512	1,462
*	Cambrex Corp.	28,766	1,405
*	Amedisys Inc.	25,329	1,368
*	Spectrum Pharmaceuticals Inc.	69,714	1,366
*	Integer Holdings Corp.	27,379	1,327
*	Emergent BioSolutions Inc.	29,823	1,310
*	Global Blood Therapeutics Inc.	33,068	1,305
	CONMED Corp.	24,060	1,287
*	Varex Imaging Corp.	33,402	1,238
*	HMS Holdings Corp.	74,557	1,232
*	Sangamo Therapeutics Inc.	74,476	1,207
*	Aimmune Therapeutics Inc.	31,553	1,205
*	Tivity Health Inc.	32,356	1,191
*	Repligen Corp.	33,435	1,185
*	Natus Medical Inc.	28,688	1,149
*	Impax Laboratories Inc.	65,979	1,099
*	Zogenix Inc.	28,251	1,098
*	Dynavax Technologies Corp.	54,628	1,093
*	Arena Pharmaceuticals Inc.	34,873	1,081
^,*	MiMedx Group Inc.	93,129	1,077
*	Cotiviti Holdings Inc.	32,478	1,061
^,*	Theravance Biopharma Inc.	37,290	1,061
	Owens & Minor Inc.	54,301	1,039
	Ensign Group Inc.	42,734	1,037
*	Acceleron Pharma Inc.	28,314	1,033
*	Tenet Healthcare Corp.	72,388	1,021
*	Novocure Ltd.	51,204	986
*	Immunomedics Inc.	90,494	983
*	Radius Health Inc.	33,828	958
	Abaxis Inc.	19,512	951
*	Esperion Therapeutics Inc.	15,137	931
*	Quidel Corp.	24,473	930
	Analogic Corp.	11,167	925
*	LHC Group Inc.	13,944	917
*	Momenta Pharmaceuticals Inc.	65,159	899
*	AnaptysBio Inc.	10,611	892
*	Innoviva Inc.	67,183	881
^,*	TherapeuticsMD Inc.	139,015	876
*	Editas Medicine Inc.	29,903	863
*	Dermira Inc.	33,688	862
	Atrion Corp.	1,243	839
*	OraSure Technologies Inc.	50,412	834

*	Orthofix International NV	15,253	827
^,*	Omeros Corp.	39,648	823
	US Physical Therapy Inc.	10,742	785
*	Acorda Therapeutics Inc.	38,266	777
*	PharMerica Corp.	26,347	771
*	Retrophin Inc.	34,173	770
	Luminex Corp.	36,015	769
*	K2M Group Holdings Inc.	38,213	751
*	Xencor Inc.	34,066	740
*	BioTelemetry Inc.	25,042	726
*	Ignyta Inc.	44,211	725
*	Cardiovascular Systems Inc.	28,569	716
*	Heron Therapeutics Inc.	40,176	707
*	Intersect ENT Inc.	23,045	704
*	Anika Therapeutics Inc.	12,724	701
*	Foundation Medicine Inc.	13,043	694
*	REGENXBIO Inc.	24,340	684
*	Quality Systems Inc.	47,374	684
*	Glaukos Corp.	25,486	682
*	Enanta Pharmaceuticals Inc.	13,724	682
^,*	Accelerate Diagnostics Inc.	23,050	681
*	iRhythm Technologies Inc.	12,199	677
*	Almost Family Inc.	11,307	672
^,*	Lannett Co. Inc.	24,899	659
*	AxoGen Inc.	24,151	645
	National HealthCare Corp.	9,672	642
*	Akebia Therapeutics Inc.	41,181	641
^,*	Flexion Therapeutics Inc.	24,520	635
*	Five Prime Therapeutics Inc.	24,034	633
*	MyoKardia Inc.	17,161	631
*	Amphastar Pharmaceuticals Inc.	32,109	629
*	STAAR Surgical Co.	36,187	628
*	Alder Biopharmaceuticals Inc.	56,427	621
*	Assembly Biosciences Inc.	12,401	619
*	Providence Service Corp.	10,135	614
*	Lantheus Holdings Inc.	27,326	612
*	Triple-S Management Corp. Class B	20,777	590
	Phibro Animal Health Corp. Class A	16,911	587
*	CryoLife Inc.	28,789	586
*	MacroGenics Inc.	30,281	585
*	PTC Therapeutics Inc.	36,008	574
*	AngioDynamics Inc.	32,618	560
	Meridian Bioscience Inc.	37,065	558
*	Vanda Pharmaceuticals Inc.	39,330	553
*	Revance Therapeutics Inc.	19,853	551
	Kindred Healthcare Inc.	74,267	546
^,*	ZIOPHARM Oncology Inc.	116,370	532
*	CytomX Therapeutics Inc.	25,681	532
*	Genomic Health Inc.	17,459	529
*	AtriCure Inc.	28,089	520
*	La Jolla Pharmaceutical Co.	15,465	516
*	ANI Pharmaceuticals Inc.	7,100	505
*	Adamas Pharmaceuticals Inc.	13,440	499
	Invacare Corp.	28,133	494
*	Heska Corp.	5,695	489
*	Aclaris Therapeutics Inc.	20,415	484
*	Cutera Inc.	11,688	480

*	ImmunoGen Inc.	74,386	472
*	Rigel Pharmaceuticals Inc.	113,195	471
*	CorVel Corp.	8,372	463
*	Intra-Cellular Therapies Inc. Class A	29,836	462
*	NeoGenomics Inc.	49,359	456
*	Epizyme Inc.	36,448	437
*	AMAG Pharmaceuticals Inc.	31,014	433
	LeMaitre Vascular Inc.	13,131	432
*	Eagle Pharmaceuticals Inc.	7,286	430
*	Cross Country Healthcare Inc.	31,352	429
*	Iovance Biotherapeutics Inc.	46,698	423
^,*	Synergy Pharmaceuticals Inc.	200,577	417
*	PDL BioPharma Inc.	140,595	409
*	Endologix Inc.	72,808	400
*	Exactech Inc.	9,467	397
*	Paratek Pharmaceuticals Inc.	20,859	393
*	WaVe Life Sciences Ltd.	10,506	391
*	Lexicon Pharmaceuticals Inc.	38,102	389
*	Audentes Therapeutics Inc.	13,488	389
*	Community Health Systems Inc.	84,212	383
*	Surmodics Inc.	11,562	383
^,*	Keryx Biopharmaceuticals Inc.	77,829	373
*	Accuray Inc.	72,066	371
^,*	TG Therapeutics Inc.	42,934	369
*	Abeona Therapeutics Inc.	21,241	367
*	Progenics Pharmaceuticals Inc.	62,554	362
*	Cerus Corp.	91,363	361
*	BioCryst Pharmaceuticals Inc.	70,843	360
*	Concert Pharmaceuticals Inc.	15,848	358
*	Enzo Biochem Inc.	36,434	357
*	Aduro Biotech Inc.	37,565	357
^,*	Achaogen Inc.	29,791	356
*	Capital Senior Living Corp.	21,744	354
*	Depomed Inc.	50,487	346
^,*	Collegium Pharmaceutical Inc.	20,060	346
*	R1 RCM Inc.	88,737	344
*	RadNet Inc.	32,732	344
*	Novavax Inc.	249,060	339
*	Invitae Corp.	38,448	336
*	Karyopharm Therapeutics Inc.	29,899	335
*	Atara Biotherapeutics Inc.	22,536	326
*	Inovio Pharmaceuticals Inc.	70,418	323
*	Achillion Pharmaceuticals Inc.	103,511	323
*	Celldex Therapeutics Inc.	107,005	321
*	Cytokinetics Inc.	36,733	316
*	Stemline Therapeutics Inc.	19,975	308
*	Coherus Biosciences Inc.	33,927	304
*	Corbus Pharmaceuticals Holdings Inc.	39,167	302
	Computer Programs & Systems Inc.	9,884	299
*	Oxford Immunotec Global plc	19,996	298
^,*	Cara Therapeutics Inc.	23,636	294
*	Pacific Biosciences of California Inc.	90,397	288
*	Tabula Rasa HealthCare Inc.	8,257	286
*	Calithera Biosciences Inc.	27,098	285
	National Research Corp. Class A	8,380	284
*	Tetraphase Pharmaceuticals Inc.	44,205	284
*	Intellia Therapeutics Inc.	12,555	283

*	Kura Oncology Inc.	17,460	280
*	Civitas Solutions Inc.	14,220	277
*	Sucampo Pharmaceuticals Inc. Class A	21,360	271
*	Catalyst Pharmaceuticals Inc.	62,923	271
*	Natera Inc.	27,770	270
*	BioScrip Inc.	102,818	269
^,*	ViewRay Inc.	27,767	267
^,*	Geron Corp.	131,456	262
^,*	Rockwell Medical Inc.	42,411	260
*	Agenus Inc.	65,379	257
^,*	MediciNova Inc.	36,069	252
*	Reata Pharmaceuticals Inc. Class A	9,835	250
*	Akcea Therapeutics Inc.	13,081	250
*	Codexis Inc.	36,125	249
*	Corium International Inc.	21,095	248
	Utah Medical Products Inc.	3,019	246
^,*	Bellicum Pharmaceuticals Inc.	24,045	241
*	Tactile Systems Technology Inc.	8,078	241
*	Antares Pharma Inc.	127,106	235
*	RTI Surgical Inc.	48,353	232
*	BioSpecifics Technologies Corp.	4,979	224
*	Castlight Health Inc. Class B	56,643	221
*	Addus HomeCare Corp.	6,621	220
*	Biohaven Pharmaceutical Holding Co. Ltd.	9,204	213
*	Neos Therapeutics Inc.	20,645	213
*	Idera Pharmaceuticals Inc.	95,459	211
*	Aratana Therapeutics Inc.	35,831	210
*	Medpace Holdings Inc.	6,043	201
*	GenMark Diagnostics Inc.	44,320	197
*	Ardelyx Inc.	29,566	197
*	Jounce Therapeutics Inc.	12,382	195
^,*	Seres Therapeutics Inc.	18,095	190
*	Voyager Therapeutics Inc.	12,870	188
*	Pieris Pharmaceuticals Inc.	30,214	187
*	Madrigal Pharmaceuticals Inc.	3,682	185
*	Chimerix Inc.	41,209	184
^,*	Entellus Medical Inc.	10,741	183
*	Sientra Inc.	12,608	180
*	BioTime Inc.	66,893	179
*	Edge Therapeutics Inc.	17,556	177
*	Athersys Inc.	90,330	176
^,*	Pulse Biosciences Inc.	8,055	174
*	NewLink Genetics Corp.	19,366	170
*	Kindred Biosciences Inc.	21,562	165
^,*	Syros Pharmaceuticals Inc.	11,054	164
*	Protagonist Therapeutics Inc.	8,307	162
*	Surgery Partners Inc.	16,690	157
*	Axovant Sciences Ltd.	28,209	156
*	Fluidigm Corp.	26,038	155
*	Ra Pharmaceuticals Inc.	10,388	148
*	Fate Therapeutics Inc.	33,520	147
*	Teligent Inc.	36,347	146
*	Melinta Therapeutics Inc.	8,483	144
*	Minerva Neurosciences Inc.	24,902	143
*	Veracyte Inc.	20,893	142
*	ChemoCentryx Inc.	21,564	140
*	PetIQ Inc.	6,298	140

*	G1 Therapeutics Inc.	6,779	139
^,*	Zynerba Pharmaceuticals Inc.	10,049	138
*	NanoString Technologies Inc.	17,821	136
*	Kala Pharmaceuticals Inc.	7,107	136
*	Calyxt Inc.	7,031	135
*	FONAR Corp.	5,373	134
*	Otonomy Inc.	24,932	133
^,*	NantKwest Inc.	27,027	132
^,*	Organovo Holdings Inc.	87,195	132
^,*	Dova Pharmaceuticals Inc.	4,398	131
*	Merrimack Pharmaceuticals Inc.	11,345	131
*	Clearside Biomedical Inc.	18,294	130
*	Cascadian Therapeutics Inc.	30,166	129
*	Strongbridge Biopharma plc	19,158	128
^,*	Selecta Biosciences Inc.	12,010	128
*	Durect Corp.	121,315	127
^,*	Corindus Vascular Robotics Inc.	96,490	124
*	American Renal Associates Holdings Inc.	8,590	124
^,*	Anavex Life Sciences Corp.	32,375	123
*	Recro Pharma Inc.	12,279	118
^,*	Quotient Ltd.	23,550	114
*	ConforMIS Inc.	35,505	113
*	Insys Therapeutics Inc.	21,245	113
*	Fortress Biotech Inc.	29,118	112
^,*	Athenex Inc.	5,939	102
^,*	Advaxis Inc.	32,280	97
*	VBI Vaccines Inc.	19,094	96
^,*	Nymox Pharmaceutical Corp.	25,107	95
*	Conatus Pharmaceuticals Inc.	22,498	93
*	AAC Holdings Inc.	10,172	93
*	Miragen Therapeutics Inc.	11,111	89
*	Tocagen Inc.	7,357	88
*	Sienna Biopharmaceuticals Inc.	4,339	87
*	Ocular Therapeutix Inc.	19,947	82
*	Curis Inc.	102,536	82
^,*	Mersana Therapeutics Inc.	4,243	81
*	Trevena Inc.	48,502	81
*	Syndax Pharmaceuticals Inc.	9,173	80
*	Corvus Pharmaceuticals Inc.	7,157	80
^,*	XBiotech Inc.	17,095	72
*	Viveve Medical Inc.	13,197	66
^,*	Matinas BioPharma Holdings Inc.	46,448	65
*	Obalon Therapeutics Inc.	7,638	63
*	Immune Design Corp.	15,088	62
*	Asterias Biotherapeutics Inc.	23,842	58
*	Versartis Inc.	28,838	56
*	Ovid therapeutics Inc.	4,419	54
^,*	NantHealth Inc.	15,799	51
*	Novelion Therapeutics Inc.	13,268	51
*	Aileron Therapeutics Inc.	4,194	47
*	Genocea Biosciences Inc.	25,195	31
*	Allena Pharmaceuticals Inc.	2,114	29
*	vTv Therapeutics Inc. Class A	6,235	26
*	Genesis Healthcare Inc.	33,027	23
*	Oncocyte Corp.	3,162	16
*	Spero Therapeutics Inc.	527	6

*,2	Global Geophysical Services Inc.	127	—
			276,319
Materials & Processing (7.5%)
*	Beacon Roofing Supply Inc.	60,122	3,853
*	Louisiana-Pacific Corp.	129,689	3,581
	PolyOne Corp.	73,146	3,380
	Belden Inc.	38,264	3,241
	Sensient Technologies Corp.	40,298	3,124
*	Trex Co. Inc.	26,330	3,101
*	Ingevity Corp.	37,901	3,017
*	Summit Materials Inc. Class A	96,749	2,976
	Trinseo SA	39,917	2,946
*	RBC Bearings Inc.	20,511	2,737
	HB Fuller Co.	45,698	2,585
^,*	Allegheny Technologies Inc.	112,052	2,551
	Balchem Corp.	28,747	2,509
	US Silica Holdings Inc.	73,155	2,427
*	JELD-WEN Holding Inc.	60,019	2,347
*	Rexnord Corp.	94,126	2,346
	Minerals Technologies Inc.	32,187	2,332
	Simpson Manufacturing Co. Inc.	38,055	2,282
	Cabot Microelectronics Corp.	22,084	2,127
*	GCP Applied Technologies Inc.	64,709	2,119
	Compass Minerals International Inc.	29,933	2,088
	Universal Forest Products Inc.	53,011	2,076
	Commercial Metals Co.	102,673	2,037
	Carpenter Technology Corp.	41,016	2,027
	Quaker Chemical Corp.	11,866	1,955
*	Masonite International Corp.	26,395	1,944
	Mueller Industries Inc.	52,987	1,929
*	Ferro Corp.	73,851	1,872
*	Cleveland-Cliffs Inc.	264,871	1,764
	Tronox Ltd. Class A	76,935	1,761
*	Builders FirstSource Inc.	86,208	1,759
	KapStone Paper and Packaging Corp.	78,906	1,754
	Mueller Water Products Inc. Class A	136,733	1,708
	Worthington Industries Inc.	39,754	1,654
	Innospec Inc.	21,046	1,503
*	Installed Building Products Inc.	19,065	1,469
	Kaiser Aluminum Corp.	15,161	1,468
	Stepan Co.	17,545	1,458
*	Patrick Industries Inc.	14,304	1,448
	Comfort Systems USA Inc.	32,696	1,404
	Interface Inc. Class A	55,217	1,378
*	AK Steel Holding Corp.	281,007	1,368
*	BMC Stock Holdings Inc.	58,536	1,352
	Boise Cascade Co.	34,681	1,335
	AAON Inc.	36,335	1,324
	Neenah Paper Inc.	14,757	1,319
	Hecla Mining Co.	351,311	1,314
*	MRC Global Inc.	80,038	1,257
*	Kraton Corp.	26,679	1,255
	Apogee Enterprises Inc.	24,863	1,244
	Schweitzer-Mauduit International Inc.	27,016	1,223
*	Coeur Mining Inc.	159,958	1,219
	Greif Inc. Class A	22,239	1,214
*	AdvanSix Inc.	26,432	1,138

*	US Concrete Inc.	13,276	1,073
*	Continental Building Products Inc.	37,662	1,051
	Calgon Carbon Corp.	46,206	998
	A Schulman Inc.	25,203	956
*	Gibraltar Industries Inc.	28,043	923
*	GMS Inc.	24,470	913
*	Koppers Holdings Inc.	18,193	908
	Deltic Timber Corp.	9,714	897
	Materion Corp.	17,533	857
	PH Glatfelter Co.	38,811	807
	Chase Corp.	6,289	794
	Innophos Holdings Inc.	16,780	777
	Advanced Drainage Systems Inc.	31,234	740
	Schnitzer Steel Industries Inc.	24,909	727
	Rayonier Advanced Materials Inc.	37,941	713
*	PGT Innovations Inc.	42,706	698
*	Clearwater Paper Corp.	14,456	686
	NN Inc.	23,966	670
	Global Brass & Copper Holdings Inc.	19,198	664
	Quanex Building Products Corp.	29,630	649
	Griffon Corp.	25,895	605
*	NCI Building Systems Inc.	35,375	591
*	Century Aluminum Co.	44,395	588
	Kronos Worldwide Inc.	20,057	560
*	Unifi Inc.	14,780	540
*	TimkenSteel Corp.	35,103	530
	American Vanguard Corp.	25,493	507
*	Caesarstone Ltd.	20,070	500
	Tredegar Corp.	22,883	451
	Insteel Industries Inc.	16,100	444
	KMG Chemicals Inc.	8,155	444
	Myers Industries Inc.	20,465	437
*	OMNOVA Solutions Inc.	38,242	409
	Haynes International Inc.	12,361	396
*	Klondex Mines Ltd.	154,888	376
*	Armstrong Flooring Inc.	20,640	362
*	Verso Corp.	31,215	357
*	Ply Gem Holdings Inc.	19,620	349
	FutureFuel Corp.	22,111	332
	Hawkins Inc.	8,523	327
*	Intrepid Potash Inc.	83,842	320
	Greif Inc. Class B	5,064	316
	Culp Inc.	9,595	308
*	Landec Corp.	23,782	297
*	Veritiv Corp.	10,169	277
	Aceto Corp.	26,008	276
	DMC Global Inc.	12,510	252
*	Foundation Building Materials Inc.	13,789	210
	Oil-Dri Corp. of America	4,432	200
	Gold Resource Corp.	46,455	185
*	Nexeo Solutions Inc.	23,188	184
*	LSB Industries Inc.	19,259	174
*	LB Foster Co. Class A	7,367	170
	Omega Flex Inc.	2,571	166
^,*	Forterra Inc.	16,532	163
	Olympic Steel Inc.	8,127	162
^,*	Uranium Energy Corp.	120,236	160

*	UFP Technologies Inc.	5,710	157
*	Northwest Pipe Co.	8,446	154
	Valhi Inc.	22,379	151
	LSI Industries Inc.	21,454	150
	United States Lime & Minerals Inc.	1,751	149
*	Lawson Products Inc.	5,700	147
*	Huttig Building Products Inc.	20,987	143
	Eastern Co.	4,905	141
	Core Molding Technologies Inc.	6,474	139
*	Ryerson Holding Corp.	14,165	131
*	AgroFresh Solutions Inc.	19,501	119
*	NL Industries Inc.	7,394	113
	Ampco-Pittsburgh Corp.	7,717	110
*	Shiloh Industries Inc.	12,306	105
	CompX International Inc.	1,456	20
*,2	Ferroglobe R&W Trust	46,440	—
			139,954
Other (0.1%)3
*,2	Dyax Corp CVR Exp. 12/31/2019	83,094	166
*	PQ Group Holdings Inc.	7,875	130
*	Switch Inc.	5,720	98
*	Deciphera Pharmaceuticals Inc.	3,780	75
*	National Vision Holdings Inc.	2,220	72
*	Bluegreen Vacations Corp.	4,145	69
*	Scpharmaceuticals Inc.	3,733	61
^,*	Roku Inc.	1,260	55
*	Bandwidth Inc. Class A	2,471	54
*	MongoDB Inc.	1,848	53
*	Rhythm Pharmaceuticals Inc.	1,664	48
*	SailPoint Technologies Holding Inc.	3,106	46
*	Stitch Fix Inc. Class A	1,656	33
*	SendGrid Inc.	1,465	31
*	Apellis Pharmaceuticals Inc.	2,067	29
^,*,2 Tobira Therapeutics CVR Exp. 12/31/2028		6,227	28
*	Metropolitan Bank Holding Corp.	620	27
*	Optinose Inc.	1,248	24
*	Altair Engineering Inc. Class A	1,051	24
*	Cargurus Inc.	428	13
*	OrthoPediatrics Corp.	415	8
*,2	Media General Inc. CVR	85,418	3
*	Maxar Technologies Ltd.	28	2
*,2	Omthera Pharmaceuticals Inc. CVR	2,012	1
*,2	Durata Therapeutics Inc CVR Exp. 12/31/2018	680	—
*,2	Gerber Scientific Inc. CVR	2,358	—
*,2	Clinical Data CVR	913	—
*,2	Chelsea Therapeutics International Ltd. CVR	31,094	—
			1,150
Producer Durables (14.0%)
	Curtiss-Wright Corp.	39,187	4,867
	Knight-Swift Transportation Holdings Inc.	112,681	4,809
	EMCOR Group Inc.	53,094	4,288
	Littelfuse Inc.	20,263	4,111
	MAXIMUS Inc.	56,954	3,934
	Woodward Inc.	47,149	3,647
	Kennametal Inc.	72,678	3,388
	John Bean Technologies Corp.	27,951	3,347

Brink's Co.	40,894	3,306
Healthcare Services Group Inc.	63,182	3,281
Deluxe Corp.	42,903	3,050
Barnes Group Inc.	44,534	2,951
* Dycom Industries Inc.	26,956	2,894
* On Assignment Inc.	45,212	2,892
EnerSys	39,675	2,741
* Generac Holdings Inc.	55,258	2,717
* MasTec Inc.	60,028	2,692
Hillenbrand Inc.	58,358	2,658
* Advanced Energy Industries Inc.	35,367	2,651
* Darling Ingredients Inc.	146,281	2,626
* KLX Inc.	46,573	2,613
MSA Safety Inc.	30,009	2,581
Tetra Tech Inc.	51,044	2,552
* Moog Inc. Class A	29,171	2,454
KBR Inc.	126,723	2,376
SkyWest Inc.	45,452	2,366
Granite Construction Inc.	35,459	2,353
* WageWorks Inc.	35,980	2,308
* TopBuild Corp.	33,562	2,282
UniFirst Corp.	13,535	2,213
Applied Industrial Technologies Inc.	33,716	2,156
GATX Corp.	34,118	2,155
ABM Industries Inc.	49,925	2,137
* Proto Labs Inc.	21,972	2,114
Convergys Corp.	83,793	2,068
Hawaiian Holdings Inc.	47,641	2,056
Korn/Ferry International	45,353	1,988
* Itron Inc.	30,203	1,947
Herman Miller Inc.	54,332	1,942
* Aerojet Rocketdyne Holdings Inc.	61,444	1,935
Insperity Inc.	16,155	1,905
Franklin Electric Co. Inc.	40,966	1,897
* ExlService Holdings Inc.	29,973	1,840
Watts Water Technologies Inc. Class A	24,475	1,821
* Navistar International Corp.	44,307	1,804
Exponent Inc.	22,726	1,716
Allegiant Travel Co. Class A	11,282	1,715
* Esterline Technologies Corp.	23,936	1,696
* TriNet Group Inc.	37,035	1,658
Albany International Corp.	25,364	1,641
* SPX FLOW Inc.	36,614	1,639
EnPro Industries Inc.	18,748	1,619
Brady Corp. Class A	41,215	1,612
Werner Enterprises Inc.	41,732	1,594
Covanta Holding Corp.	103,948	1,580
Triton International Ltd.	38,869	1,538
* FTI Consulting Inc.	34,907	1,501
Forward Air Corp.	26,374	1,501
ESCO Technologies Inc.	22,609	1,478
^ Chicago Bridge & Iron Co. NV	90,393	1,475
* Saia Inc.	22,402	1,474
Actuant Corp. Class A	55,241	1,458
Kaman Corp.	24,313	1,451
Mobile Mini Inc.	39,464	1,417
Cubic Corp.	22,338	1,384

*	Hub Group Inc. Class A	28,847	1,379
	HNI Corp.	39,172	1,371
	Triumph Group Inc.	43,684	1,350
*	OSI Systems Inc.	15,380	1,333
*	Chart Industries Inc.	27,066	1,318
*	Harsco Corp.	71,978	1,299
*	Herc Holdings Inc.	21,663	1,282
*	Rush Enterprises Inc. Class A	26,209	1,277
*	ACCO Brands Corp.	96,965	1,275
	Sun Hydraulics Corp.	20,866	1,266
*	Air Transport Services Group Inc.	52,136	1,264
*	Electronics For Imaging Inc.	40,946	1,260
	Altra Industrial Motion Corp.	25,429	1,236
	Raven Industries Inc.	32,065	1,225
	Greenbrier Cos. Inc.	24,196	1,210
*	SPX Corp.	37,587	1,199
*	Atlas Air Worldwide Holdings Inc.	20,755	1,199
	Standex International Corp.	11,095	1,187
	AAR Corp.	28,177	1,172
	Steelcase Inc. Class A	76,777	1,167
^,*	Axon Enterprise Inc.	46,102	1,147
*	Manitowoc Co. Inc.	28,546	1,147
	Badger Meter Inc.	24,590	1,141
	Federal Signal Corp.	51,820	1,114
	Matson Inc.	37,988	1,108
*	Sykes Enterprises Inc.	34,406	1,095
	AZZ Inc.	22,708	1,092
*	Paylocity Holding Corp.	23,004	1,061
	H&E Equipment Services Inc.	28,332	1,054
	Wabash National Corp.	51,866	1,045
*	TrueBlue Inc.	36,696	1,044
*	TriMas Corp.	40,285	1,043
	Astec Industries Inc.	18,833	1,043
	Aircastle Ltd.	42,036	1,030
	Tennant Co.	15,476	1,018
*	Modine Manufacturing Co.	44,173	1,012
	US Ecology Inc.	19,461	1,001
	McGrath RentCorp	20,768	993
	Kadant Inc.	9,584	980
	Alamo Group Inc.	8,225	970
	Primoris Services Corp.	34,467	965
	Knoll Inc.	43,476	946
	Heartland Express Inc.	41,150	940
	General Cable Corp.	43,484	935
	Multi-Color Corp.	12,177	932
	Briggs & Stratton Corp.	36,853	918
*	Advanced Disposal Services Inc.	38,888	907
*	Milacron Holdings Corp.	50,836	896
	Encore Wire Corp.	19,007	886
	ArcBest Corp.	22,920	868
*	ICF International Inc.	15,919	860
^	Ship Finance International Ltd.	55,367	858
*	Navigant Consulting Inc.	44,553	855
	Lindsay Corp.	9,096	853
*	Aerovironment Inc.	18,646	850
*	Tutor Perini Corp.	33,347	840
	Kelly Services Inc. Class A	28,701	837

	MTS Systems Corp.	14,854	830
*	Lydall Inc.	14,696	809
*	Aegion Corp. Class A	29,061	803
	Schneider National Inc. Class B	30,573	802
	Douglas Dynamics Inc.	19,480	794
*	Huron Consulting Group Inc.	19,394	793
*	Astronics Corp.	18,966	787
*	FARO Technologies Inc.	14,815	775
	Hyster-Yale Materials Handling Inc.	9,109	773
	Columbus McKinnon Corp.	19,314	771
	Argan Inc.	12,838	757
*	Casella Waste Systems Inc. Class A	35,336	753
*	Control4 Corp.	21,603	718
	CIRCOR International Inc.	14,580	706
	Marten Transport Ltd.	34,476	695
*	SEACOR Holdings Inc.	14,305	685
*	CBIZ Inc.	45,185	667
*	Kratos Defense & Security Solutions Inc.	63,665	664
*	Thermon Group Holdings Inc.	28,525	664
	Kimball International Inc. Class B	35,318	655
	GasLog Ltd.	36,132	650
*	Echo Global Logistics Inc.	23,956	647
	Quad/Graphics Inc.	27,847	627
*	Atkore International Group Inc.	29,025	618
*	SP Plus Corp.	15,394	603
*	CSW Industrials Inc.	12,458	599
	Scorpio Tankers Inc.	189,162	586
	RR Donnelley & Sons Co.	62,093	583
	RPX Corp.	42,119	556
	REV Group Inc.	20,189	551
*	Textainer Group Holdings Ltd.	24,012	551
	Kforce Inc.	20,743	539
*	PHH Corp.	46,781	531
	Titan International Inc.	44,092	528
	Gorman-Rupp Co.	15,597	514
*	MYR Group Inc.	14,138	503
	TeleTech Holdings Inc.	12,275	497
	LSC Communications Inc.	29,597	484
	Spartan Motors Inc.	30,245	482
^,*	Plug Power Inc.	197,775	469
*	CAI International Inc.	13,685	469
	Ennis Inc.	22,126	468
*	Engility Holdings Inc.	15,955	466
*	International Seaways Inc.	26,025	442
*	InnerWorkings Inc.	40,041	434
	Bristow Group Inc.	28,593	416
	Barrett Business Services Inc.	6,250	415
	Forrester Research Inc.	8,905	414
	Resources Connection Inc.	25,348	407
	Heidrick & Struggles International Inc.	16,242	406
^	Teekay Corp.	47,789	398
*	Sterling Construction Co. Inc.	22,746	390
*	NV5 Global Inc.	7,014	389
*	DXP Enterprises Inc.	13,946	388
	Mesa Laboratories Inc.	2,837	382
	Scorpio Bulkers Inc.	51,974	374
^	Nordic American Tankers Ltd.	92,752	370

	VSE Corp.	7,649	365
*	Wesco Aircraft Holdings Inc.	49,334	365
	Park-Ohio Holdings Corp.	7,802	363
^,*	Energy Recovery Inc.	32,111	361
*	YRC Worldwide Inc.	29,247	360
	Frontline Ltd.	68,002	357
*	Team Inc.	25,912	356
*	Mistras Group Inc.	15,311	351
	Hackett Group Inc.	21,163	346
*	Vicor Corp.	14,827	334
	CRA International Inc.	7,381	334
	DHT Holdings Inc.	82,935	321
*	Covenant Transportation Group Inc. Class A	10,499	315
*	Titan Machinery Inc.	16,440	312
*	Vectrus Inc.	9,686	312
	Essendant Inc.	33,093	311
	Systemax Inc.	10,176	310
	Teekay Tankers Ltd. Class A	181,479	289
	Miller Industries Inc.	9,749	272
*	Roadrunner Transportation Systems Inc.	30,860	264
^	American Railcar Industries Inc.	6,434	261
*	Ducommun Inc.	9,306	260
*	GP Strategies Corp.	11,107	255
*	Great Lakes Dredge & Dock Corp.	50,293	251
	Costamare Inc.	43,454	250
*	Vishay Precision Group Inc.	8,989	249
*	Commercial Vehicle Group Inc.	22,283	248
	Hurco Cos. Inc.	5,421	242
*	Heritage-Crystal Clean Inc.	12,559	241
*	Daseke Inc.	17,977	228
	Preformed Line Products Co.	2,689	225
	Powell Industries Inc.	7,810	219
*	Rush Enterprises Inc. Class B	4,710	217
*	Twin Disc Inc.	7,521	211
*	Layne Christensen Co.	15,981	207
*	Babcock & Wilcox Enterprises Inc.	43,338	204
*	Ardmore Shipping Corp.	24,829	197
*	HC2 Holdings Inc.	36,070	197
*	ServiceSource International Inc.	67,117	193
*	Gener8 Maritime Inc.	41,769	190
	Allied Motion Technologies Inc.	5,869	187
*	Orion Group Holdings Inc.	23,972	186
^,*	Hudson Technologies Inc.	32,440	186
	Marlin Business Services Corp.	7,774	185
	FreightCar America Inc.	10,755	180
*	Maxwell Technologies Inc.	32,025	178
	Hardinge Inc.	10,254	175
	Universal Logistics Holdings Inc.	7,378	172
*	Hill International Inc.	30,209	172
*	Willdan Group Inc.	6,640	168
	Graham Corp.	8,460	168
	Advanced Emissions Solutions Inc.	18,579	167
*	Radiant Logistics Inc.	33,129	159
	NACCO Industries Inc. Class A	3,608	158
*	Eagle Bulk Shipping Inc.	33,844	148
	CECO Environmental Corp.	26,421	143
^,*	Energous Corp.	16,660	139

*	IES Holdings Inc.	7,681	136
^,*	Safe Bulkers Inc.	42,423	135
*	Liquidity Services Inc.	22,702	131
*	Information Services Group Inc.	28,691	130
*	Gencor Industries Inc.	7,178	129
*	PHI Inc.	10,038	129
^,*	Blue Bird Corp.	6,407	125
*	Dorian LPG Ltd.	16,693	121
^,*	ExOne Co.	9,852	120
*	Ascent Capital Group Inc. Class A	9,745	117
*	Overseas Shipholding Group Inc. Class A	40,076	117
*	Navios Maritime Holdings Inc.	79,138	109
*	Napco Security Technologies Inc.	9,939	99
	Navios Maritime Acquisition Corp.	72,694	97
	BG Staffing Inc.	6,080	95
*	StarTek Inc.	8,935	88
^	EnviroStar Inc.	3,086	87
*	Willis Lease Finance Corp.	3,046	80
*	DHI Group Inc.	42,998	80
*	Genco Shipping & Trading Ltd.	6,764	77
*	Aqua Metals Inc.	14,725	48
			262,724
Technology (13.8%)
*	GrubHub Inc.	76,824	5,190
	MKS Instruments Inc.	48,490	4,573
*	Aspen Technology Inc.	67,715	4,532
*	EPAM Systems Inc.	43,736	4,437
	Blackbaud Inc.	42,390	4,173
	Monolithic Power Systems Inc.	35,254	4,172
	Entegris Inc.	128,075	3,881
*	Paycom Software Inc.	43,757	3,588
*	Integrated Device Technology Inc.	119,145	3,585
^,*	ViaSat Inc.	47,912	3,557
*	Proofpoint Inc.	39,278	3,537
	SYNNEX Corp.	25,689	3,499
*	Silicon Laboratories Inc.	37,923	3,455
*	Cirrus Logic Inc.	57,266	3,163
*	Cree Inc.	87,745	3,118
*	Yelp Inc. Class A	69,349	3,090
*	Tech Data Corp.	31,211	3,018
*	Lumentum Holdings Inc.	54,441	2,943
	Science Applications International Corp.	39,523	2,933
*	Zendesk Inc.	87,223	2,932
*	CACI International Inc. Class A	21,691	2,862
*	Ciena Corp.	127,335	2,770
*	Ellie Mae Inc.	30,163	2,666
*	RingCentral Inc. Class A	56,099	2,645
*	Rogers Corp.	16,250	2,618
	Vishay Intertechnology Inc.	118,871	2,603
*	II-VI Inc.	54,476	2,582
*	HubSpot Inc.	30,715	2,486
*	Verint Systems Inc.	56,459	2,470
*	NetScout Systems Inc.	78,534	2,438
	InterDigital Inc.	31,341	2,385
*	RealPage Inc.	52,154	2,365
*	ACI Worldwide Inc.	102,749	2,351
*	Sanmina Corp.	66,181	2,250

*	Mercury Systems Inc.	41,742	2,179
*	Finisar Corp.	101,583	2,033
	Power Integrations Inc.	25,487	2,001
*	Semtech Corp.	57,638	1,963
*	Plexus Corp.	31,198	1,950
*	Acxiom Corp.	70,357	1,917
*	Viavi Solutions Inc.	203,772	1,909
*	Anixter International Inc.	26,482	1,893
	TiVo Corp.	105,923	1,885
*	Envestnet Inc.	38,215	1,878
*	CommVault Systems Inc.	34,817	1,877
	Progress Software Corp.	43,567	1,801
*	Groupon Inc. Class A	303,714	1,713
*	Cornerstone OnDemand Inc.	46,269	1,711
*	VeriFone Systems Inc.	98,175	1,702
*	Callidus Software Inc.	57,245	1,676
*	Nutanix Inc.	50,788	1,666
*	Qualys Inc.	27,943	1,646
	Ebix Inc.	21,250	1,643
	Pegasystems Inc.	32,379	1,634
*	iRobot Corp.	23,611	1,620
*	Ambarella Inc.	28,788	1,562
*	Pure Storage Inc. Class A	83,177	1,537
*	Inphi Corp.	37,294	1,532
	Plantronics Inc.	29,270	1,531
	Brooks Automation Inc.	61,134	1,522
*	Box Inc.	72,151	1,517
*	New Relic Inc.	26,834	1,510
*	BroadSoft Inc.	27,203	1,496
^,*	Twilio Inc. Class A	55,842	1,489
	Methode Electronics Inc.	31,382	1,478
*	NETGEAR Inc.	28,667	1,476
*	Benchmark Electronics Inc.	46,863	1,429
*	Rambus Inc.	95,634	1,415
*	MaxLinear Inc.	53,518	1,413
^,*	Ubiquiti Networks Inc.	20,687	1,383
*	Novanta Inc.	28,540	1,373
	CSG Systems International Inc.	29,272	1,343
*	TTM Technologies Inc.	82,071	1,340
^	Diebold Nixdorf Inc.	68,831	1,322
*	Gigamon Inc.	32,616	1,267
*	Extreme Networks Inc.	97,699	1,255
*	MINDBODY Inc. Class A	38,041	1,240
*	Insight Enterprises Inc.	31,757	1,239
*	Imperva Inc.	29,763	1,228
*	Knowles Corp.	77,441	1,223
*	MACOM Technology Solutions Holdings Inc.	36,275	1,182
*	Bottomline Technologies de Inc.	35,150	1,172
	ManTech International Corp. Class A	22,825	1,164
*	Q2 Holdings Inc.	27,773	1,162
*	Synaptics Inc.	30,788	1,162
*	MicroStrategy Inc. Class A	8,352	1,142
*	Five9 Inc.	46,221	1,133
*	GTT Communications Inc.	27,515	1,113
*	Virtusa Corp.	23,936	1,109
*	Oclaro Inc.	148,033	1,054
*	FormFactor Inc.	63,587	1,043

*	Fabrinet	32,343	1,032
	ADTRAN Inc.	43,044	994
*	Diodes Inc.	33,729	988
*	Coupa Software Inc.	27,615	978
^,*	Stratasys Ltd.	44,393	967
*	Amkor Technology Inc.	90,376	955
	NIC Inc.	57,133	948
*	ePlus Inc.	11,632	945
*	Infinera Corp.	129,519	938
	Monotype Imaging Holdings Inc.	36,723	925
*	CEVA Inc.	18,924	899
*	Inovalon Holdings Inc. Class A	55,522	883
*	Axcelis Technologies Inc.	27,328	875
^,*	3D Systems Corp.	97,856	864
*	Varonis Systems Inc.	16,926	851
*	Hortonworks Inc.	44,655	849
	Xperi Corp.	43,752	844
*	Cray Inc.	35,480	807
*	Blucora Inc.	38,496	791
*	Web.com Group Inc.	34,011	782
*	ScanSource Inc.	21,688	781
	CTS Corp.	28,381	773
*	Super Micro Computer Inc.	34,667	764
*	SPS Commerce Inc.	15,057	760
*	TrueCar Inc.	62,011	756
*	Syntel Inc.	29,175	747
*	Alarm.com Holdings Inc.	18,044	740
*	Vocera Communications Inc.	24,890	729
	AVX Corp.	39,889	724
^,*	Applied Optoelectronics Inc.	16,248	709
*	CalAmp Corp.	30,773	703
*	Electro Scientific Industries Inc.	28,605	685
*	Lattice Semiconductor Corp.	114,498	672
*	Veeco Instruments Inc.	41,556	671
*	Rudolph Technologies Inc.	27,590	670
*	KEMET Corp.	42,109	649
^,*	Acacia Communications Inc.	16,353	633
*	Silver Spring Networks Inc.	38,460	618
*	Barracuda Networks Inc.	22,267	616
*	Ultra Clean Holdings Inc.	29,122	611
*	Evolent Health Inc. Class A	47,466	610
*	Perficient Inc.	30,349	588
*	PROS Holdings Inc.	23,231	583
*	Photronics Inc.	59,163	571
*	CommerceHub Inc.	26,586	571
	Cohu Inc.	24,414	556
*	IXYS Corp.	22,805	554
*	SMART Global Holdings Inc.	18,297	549
*	Nanometrics Inc.	21,285	536
*	LivePerson Inc.	48,158	535
*	Loral Space & Communications Inc.	11,325	529
*	Carbonite Inc.	21,854	526
^,*	Tucows Inc. Class A	8,194	520
*	Endurance International Group Holdings Inc.	54,515	510
*	Blackline Inc.	13,686	502
*	MuleSoft Inc. Class A	21,837	501
*	Kimball Electronics Inc.	23,492	490

*	Workiva Inc.	21,962	478
*	Xcerra Corp.	47,303	469
*	Ichor Holdings Ltd.	16,210	461
*	PDF Solutions Inc.	24,715	447
*	Apptio Inc. Class A	20,021	447
	Comtech Telecommunications Corp.	20,314	440
*	Actua Corp.	27,016	419
*	Impinj Inc.	15,932	406
*	Bazaarvoice Inc.	73,759	402
*	Everbridge Inc.	15,006	398
	NVE Corp.	4,658	390
^,*	Benefitfocus Inc.	14,052	381
*	Synchronoss Technologies Inc.	37,887	380
*	USA Technologies Inc.	42,561	370
*	Glu Mobile Inc.	91,937	359
*	VASCO Data Security International Inc.	26,798	359
*	Rapid7 Inc.	18,459	349
*	A10 Networks Inc.	43,370	348
*	Unisys Corp.	44,576	345
*	Okta Inc.	11,757	343
*	Model N Inc.	20,630	335
*	Digimarc Corp.	8,835	331
*	CommerceHub Inc. Class A	14,390	329
*	Ribbon Communications Inc.	42,020	327
	Park Electrochemical Corp.	17,042	326
	QAD Inc. Class A	8,708	320
*	Limelight Networks Inc.	65,817	320
*	AXT Inc.	32,934	318
*	Internap Corp.	17,685	315
*	Appfolio Inc.	7,060	305
	American Software Inc. Class A	23,465	303
	Daktronics Inc.	31,412	301
*	Harmonic Inc.	70,193	295
*	Alpha & Omega Semiconductor Ltd.	16,572	292
*	Presidio Inc.	18,294	282
	PC Connection Inc.	10,241	281
*	pdvWireless Inc.	8,382	274
*	DSP Group Inc.	19,343	252
*	Calix Inc.	38,059	251
*	Mitek Systems Inc.	27,295	246
*	TechTarget Inc.	17,316	242
*	Digi International Inc.	23,428	240
*	KeyW Holding Corp.	42,650	234
*	Quantenna Communications Inc.	18,697	229
	Bel Fuse Inc. Class B	8,511	229
*	Brightcove Inc.	30,041	222
*	Zix Corp.	47,294	208
^,*	NeoPhotonics Corp.	28,610	203
*	Avid Technology Inc.	29,603	199
*	Sparton Corp.	8,544	198
^,*	Immersion Corp.	25,796	196
*	Alteryx Inc. Class A	7,860	196
*	Cloudera Inc.	12,339	195
*	Sigma Designs Inc.	33,223	194
*	ChannelAdvisor Corp.	22,429	193
*	MobileIron Inc.	48,550	189
*	EMCORE Corp.	23,759	185

*	Acacia Research Corp.	43,862	184
^,*	Kopin Corp.	54,523	176
	Reis Inc.	8,012	174
*	Upland Software Inc.	7,080	166
*	Agilysys Inc.	13,524	166
*	Ooma Inc.	14,946	165
^,*	VirnetX Holding Corp.	44,915	164
*	Pixelworks Inc.	28,413	163
	Simulations Plus Inc.	10,242	159
*	Yext Inc.	10,730	154
*	Clearfield Inc.	10,315	151
*	Meet Group Inc.	59,246	150
*	Aerohive Networks Inc.	27,854	150
*	KVH Industries Inc.	13,807	149
*	Telenav Inc.	27,081	149
*	Iteris Inc.	20,775	133
*	Amber Road Inc.	17,750	130
*	Quantum Corp.	24,648	128
*	Intevac Inc.	17,119	128
^,*	Park City Group Inc.	11,573	127
*	Global Eagle Entertainment Inc.	45,140	123
^,*	MicroVision Inc.	67,188	114
*	RealNetworks Inc.	26,749	112
*	GSI Technology Inc.	12,583	100
*	ARC Document Solutions Inc.	35,416	98
*	CyberOptics Corp.	6,054	96
*	PCM Inc.	8,850	87
*	Leaf Group Ltd.	10,436	86
*	Rubicon Project Inc.	39,313	71
*	SecureWorks Corp. Class A	7,164	70
^,*	Veritone Inc.	2,218	53
^,*	Ominto Inc.	11,485	53
^,*	Akoustis Technologies Inc.	7,668	52
^,*	Revolution Lighting Technologies Inc.	10,842	49
^,*	Tintri Inc.	7,957	42
*	Aquantia Corp.	3,158	38
*	Majesco	5,487	29
*	Radisys Corp.	32,682	24
*	ForeScout Technologies Inc.	841	20
*	Pendrell Corp.	2,136	15
*	NXP Semiconductors NV	4	—
			258,021
Utilities (4.7%)
	IDACORP Inc.	45,470	4,493
	Portland General Electric Co.	78,971	3,920
	WGL Holdings Inc.	45,479	3,845
	Southwest Gas Holdings Inc.	42,513	3,654
	ALLETE Inc.	45,323	3,649
	ONE Gas Inc.	46,029	3,648
	Spire Inc.	42,532	3,498
	New Jersey Resources Corp.	76,002	3,390
	PNM Resources Inc.	70,697	3,217
	j2 Global Inc.	41,291	3,116
	Avista Corp.	57,559	2,990
	Black Hills Corp.	47,189	2,761
	NorthWestern Corp.	42,798	2,750
	South Jersey Industries Inc.	71,132	2,409

	Ormat Technologies Inc.	35,352	2,317
	El Paso Electric Co.	35,739	2,177
	MGE Energy Inc.	31,237	2,062
	California Water Service Group	42,933	1,958
	American States Water Co.	32,523	1,876
*	Vonage Holdings Corp.	178,629	1,818
	Northwest Natural Gas Co.	25,901	1,791
	Cogent Communications Holdings Inc.	37,191	1,742
	Otter Tail Corp.	35,554	1,717
	Shenandoah Telecommunications Co.	41,466	1,590
*	Straight Path Communications Inc. Class B	8,736	1,589
	Pattern Energy Group Inc. Class A	62,655	1,412
	Chesapeake Utilities Corp.	14,339	1,227
*	Dynegy Inc.	99,194	1,203
*	8x8 Inc.	78,131	1,102
	NRG Yield Inc.	55,784	1,063
	SJW Group	14,535	990
*	General Communication Inc. Class A	23,697	946
*	Iridium Communications Inc.	74,315	918
	Consolidated Communications Holdings Inc.	58,004	820
*	Boingo Wireless Inc.	33,104	818
*	Cincinnati Bell Inc.	37,388	811
	Middlesex Water Co.	14,797	682
^,*	Globalstar Inc.	414,798	655
	Connecticut Water Service Inc.	10,258	649
	Unitil Corp.	12,293	642
*	ORBCOMM Inc.	59,610	641
	NRG Yield Inc. Class A	31,587	594
^	Frontier Communications Corp.	69,789	593
	ATN International Inc.	9,477	566
^,*	Gogo Inc.	50,933	561
	York Water Co.	12,206	453
	Windstream Holdings Inc.	168,687	444
	Spok Holdings Inc.	17,883	313
	Artesian Resources Corp. Class A	6,947	294
*	Atlantic Power Corp.	101,495	259
	IDT Corp. Class B	15,387	240
	Consolidated Water Co. Ltd.	12,947	170
*	Hawaiian Telcom Holdco Inc.	5,297	167
	RGC Resources Inc.	6,102	162
*	AquaVenture Holdings Ltd.	10,274	158
	Spark Energy Inc. Class A	10,218	128
*	Intelsat SA	32,107	115
*	Pure Cycle Corp.	14,821	103
	Global Water Resources Inc.	10,602	103
*	Evoqua Water Technologies Corp.	3,066	66
	Genie Energy Ltd. Class B	11,980	52
			88,097
Total Common Stocks (Cost $1,658,480)			1,873,251

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.5%)1
Money Market Fund (1.4%)
4,5 Market Liquidity Fund	1.309%		275,815	27,584

		Maturity
		Date
U.S. Government and Agency Obligations (0.1%)
6 United States Cash Management Bill	1.048%	1/2/18	1,000	999
Total Temporary Cash Investments (Cost $28,582)				28,583
Total Investments (101.4%) (Cost $1,687,062)				1,901,834
Other Assets and Liabilities-Net (-1.4%)5				(26,225)
Net Assets (100%)				1,875,609

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $22,490,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.4%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $23,981,000 of collateral received for securities on loan, of which $177,000 is held in cash.
6 Securities with a value of $350,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2017	31	2,395	109

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Russell 2000 Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,872,815	—	436
Temporary Cash Investments	27,584	999	—
Futures Contracts—Assets[1]	7	—	—
Total	1,900,406	999	436
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Russell 2000 Index Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At November 30, 2017, the cost of investment securities for tax purposes was $1,687,337,000. Net unrealized appreciation of investment securities for tax purposes was $214,497,000, consisting of unrealized gains of $351,962,000 on securities that had risen in value since their purchase and $137,465,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Value Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)1
Consumer Discretionary (11.3%)
	ILG Inc.	33,159	931
	Meredith Corp.	13,506	920
	American Eagle Outfitters Inc.	55,488	892
*	Adtalem Global Education Inc.	21,515	892
*	TRI Pointe Group Inc.	48,530	879
	Dana Inc.	25,598	846
	Aaron's Inc.	21,851	824
*	Deckers Outdoor Corp.	10,119	756
*	Penn National Gaming Inc.	25,281	727
*	Meritor Inc.	28,651	716
	KB Home	22,408	703
*	Meritage Homes Corp.	12,335	678
	Cooper Tire & Rubber Co.	18,353	674
	Time Inc.	34,298	638
*	American Axle & Manufacturing Holdings Inc.	33,985	610
*	Cars.com Inc.	24,932	604
*	Cooper-Standard Holdings Inc.	4,742	598
*	Caesars Entertainment Corp.	43,724	579
	Office Depot Inc.	175,925	575
	Group 1 Automotive Inc.	6,964	564
	DSW Inc. Class A	23,020	491
	Caleres Inc.	14,667	479
	Callaway Golf Co.	32,197	467
	Columbia Sportswear Co.	6,611	465
*	G-III Apparel Group Ltd.	14,821	457
	Travelport Worldwide Ltd.	34,077	456
*	Helen of Troy Ltd.	5,093	455
	Gannett Co. Inc.	39,452	452
*	Fitbit Inc. Class A	60,119	412
	Abercrombie & Fitch Co.	23,683	411
*	Central Garden & Pet Co. Class A	10,638	410
*	La Quinta Holdings Inc.	22,736	405
	Scholastic Corp.	9,680	398
*	Belmond Ltd. Class A	31,664	393
	Chico's FAS Inc.	43,548	384
*	MSG Networks Inc.	20,530	366
	International Speedway Corp. Class A	8,688	358
*	Hertz Global Holdings Inc.	18,738	355
*,^	JC Penney Co. Inc.	106,366	352
	Guess? Inc.	20,657	341
	La-Z-Boy Inc.	9,371	308
*	Career Education Corp.	22,955	305
	New Media Investment Group Inc.	17,335	301
	MDC Holdings Inc.	8,359	299
*	EW Scripps Co. Class A	19,866	299
	Dillard's Inc. Class A	4,880	293
*	Vista Outdoor Inc.	19,569	282
^	AMC Entertainment Holdings Inc. Class A	19,222	274
*	Express Inc.	26,251	256

Ethan Allen Interiors Inc.	8,694	256
Oxford Industries Inc.	3,530	244
* M/I Homes Inc.	6,681	242
* Beazer Homes USA Inc.	11,012	233
* Liberty TripAdvisor Holdings Inc. Class A	24,919	233
Buckle Inc.	9,765	217
Tower International Inc.	6,644	214
* Stoneridge Inc.	9,362	214
Jack in the Box Inc.	1,982	205
* William Lyon Homes Class A	6,808	203
* Genesco Inc.	6,476	201
* Conn's Inc.	6,446	199
Sonic Automotive Inc. Class A	9,115	194
* Regis Corp.	12,090	193
* K12 Inc.	11,582	192
Tailored Brands Inc.	11,239	190
* Century Communities Inc.	6,017	189
* Monarch Casino & Resort Inc.	3,805	179
* Pinnacle Entertainment Inc.	5,547	170
* Motorcar Parts of America Inc.	6,333	165
* Laureate Education Inc. Class A	11,821	161
Rent-A-Center Inc.	14,306	161
Haverty Furniture Cos. Inc.	6,656	161
Viad Corp.	2,750	158
* Fiesta Restaurant Group Inc.	8,320	157
National Presto Industries Inc.	1,513	157
* Carrols Restaurant Group Inc.	11,657	154
Acushnet Holdings Corp.	7,729	154
* American Public Education Inc.	5,651	152
Brinker International Inc.	4,041	148
New York Times Co. Class A	7,880	148
Movado Group Inc.	5,041	148
Sonic Corp.	5,780	148
* MDC Partners Inc. Class A	12,678	147
Finish Line Inc. Class A	13,567	146
* LGI Homes Inc.	2,063	145
* Central European Media Enterprises Ltd. Class A	29,200	145
Inter Parfums Inc.	3,220	143
Barnes & Noble Inc.	20,247	140
* Overstock.com Inc.	2,922	138
Superior Industries International Inc.	8,240	138
* Hibbett Sports Inc.	6,820	136
* QuinStreet Inc.	12,698	136
Pier 1 Imports Inc.	27,740	136
Flexsteel Industries Inc.	2,605	135
* Ascena Retail Group Inc.	57,478	135
* Del Taco Restaurants Inc.	10,921	134
* Zumiez Inc.	6,087	133
Bassett Furniture Industries Inc.	3,447	132
National CineMedia Inc.	21,089	132
Standard Motor Products Inc.	2,759	125
Cato Corp. Class A	7,882	124
* Party City Holdco Inc.	8,816	123
Citi Trends Inc.	4,732	122
* Central Garden & Pet Co.	3,074	122
* Biglari Holdings Inc.	351	120
Johnson Outdoors Inc. Class A	1,601	117

*	Gray Television Inc.	7,906	114
	Entercom Communications Corp. Class A	9,587	111
	Marriott Vacations Worldwide Corp.	816	110
	Shoe Carnival Inc.	4,046	108
	Emerald Expositions Events Inc.	4,802	107
*	Fossil Group Inc.	15,036	106
	DineEquity Inc.	2,299	105
*	Houghton Mifflin Harcourt Co.	10,809	105
*	Perry Ellis International Inc.	4,228	103
*	Del Frisco's Restaurant Group Inc.	6,905	100
*	Golden Entertainment Inc.	2,879	99
*	Hovnanian Enterprises Inc. Class A	33,188	95
	RCI Hospitality Holdings Inc.	2,848	94
*	Gentherm Inc.	2,580	93
*	Daily Journal Corp.	384	91
	Boyd Gaming Corp.	2,701	86
	CSS Industries Inc.	3,055	83
	Carriage Services Inc. Class A	3,205	82
*	Crocs Inc.	7,305	80
*	Zoe's Kitchen Inc.	4,949	79
*	Barnes & Noble Education Inc.	13,092	79
	Hamilton Beach Brands Holding Co. Class A	2,692	77
	Speedway Motorsports Inc.	3,979	77
*	MarineMax Inc.	3,590	77
*	Potbelly Corp.	5,874	76
*	El Pollo Loco Holdings Inc.	7,057	74
	Winnebago Industries Inc.	1,345	74
	Tilly's Inc. Class A	4,396	73
*	America's Car-Mart Inc.	1,545	72
*	Denny's Corp.	5,229	71
*	Reading International Inc. Class A	4,359	70
*	Kirkland's Inc.	5,328	69
*	Drive Shack Inc.	11,156	69
*,^	Carvana Co.	4,214	68
*	Century Casinos Inc.	7,324	66
*	1-800-Flowers.com Inc. Class A	6,292	65
*,^	Revlon Inc. Class A	2,845	62
*	Vera Bradley Inc.	7,007	62
*	Boot Barn Holdings Inc.	4,146	61
	Lifetime Brands Inc.	3,387	61
	Weyco Group Inc.	2,168	61
	Fred's Inc. Class A	11,863	61
*	Rosetta Stone Inc.	4,857	59
	Saga Communications Inc. Class A	1,300	59
	Clear Channel Outdoor Holdings Inc. Class A	12,369	58
*	ZAGG Inc.	2,795	57
*	Lands' End Inc.	4,613	56
*	Hemisphere Media Group Inc. Class A	4,945	55
	Big 5 Sporting Goods Corp.	7,291	55
*	Clarus Corp.	7,148	55
*,^	Eros International plc	4,206	53
*	Red Lion Hotels Corp.	5,810	53
*	Ruby Tuesday Inc.	20,575	49
	Libbey Inc.	7,105	48
*	Delta Apparel Inc.	2,372	48
	Escalade Inc.	3,522	48
*	WideOpenWest Inc.	4,730	47

*	VOXX International Corp. Class A	6,956	47
*	New Home Co. Inc.	4,072	47
*	J Alexander's Holdings Inc.	4,477	45
*	tronc Inc.	2,507	44
*	XO Group Inc.	2,147	42
*	FTD Cos. Inc.	5,865	40
*	Gaia Inc. Class A	3,042	39
*	Build-A-Bear Workshop Inc.	4,658	38
*	Fogo De Chao Inc.	3,265	38
*	Container Store Group Inc.	5,568	32
*	Iconix Brand Group Inc.	16,495	31
	Marcus Corp.	1,096	31
*	Vitamin Shoppe Inc.	7,535	28
*,^	Cogint Inc.	6,357	27
*	Weight Watchers International Inc.	605	27
	Liberty Tax Inc.	2,152	26
*	Sequential Brands Group Inc.	13,797	24
*	Townsquare Media Inc. Class A	2,789	22
	Capella Education Co.	256	22
*	Cambium Learning Group Inc.	3,637	22
	Beasley Broadcast Group Inc. Class A	1,688	19
	Salem Media Group Inc. Class A	3,865	19
*	Franklin Covey Co.	694	14
*,^	Sears Holdings Corp.	3,339	14
*	Empire Resorts Inc.	513	13
*	Red Robin Gourmet Burgers Inc.	241	13
*	At Home Group Inc.	382	11
*	Bridgepoint Education Inc.	868	8
*	Funko Inc. Class A	840	7
*	Nathan's Famous Inc.	74	7
*	Eastman Kodak Co.	928	3
			39,950
Consumer Staples (2.3%)
	Sanderson Farms Inc.	6,941	1,178
	Snyder's-Lance Inc.	29,476	1,140
*	United Natural Foods Inc.	17,417	836
	Fresh Del Monte Produce Inc.	11,072	539
*	Cal-Maine Foods Inc.	10,648	530
	Universal Corp.	8,515	454
	Vector Group Ltd.	18,130	408
*	Hostess Brands Inc. Class A	25,857	364
	Dean Foods Co.	29,953	334
	SpartanNash Co.	12,910	327
	Andersons Inc.	9,262	299
*	Diplomat Pharmacy Inc.	16,458	295
*	SUPERVALU Inc.	12,827	234
	Omega Protein Corp.	7,841	172
	Weis Markets Inc.	3,266	134
	Ingles Markets Inc. Class A	4,813	134
^	GNC Holdings Inc. Class A	22,697	127
*,^	Cadiz Inc.	7,237	99
*	Farmer Brothers Co.	2,860	98
*	Seneca Foods Corp. Class A	2,356	81
*	Smart & Final Stores Inc.	7,842	72
	Limoneira Co.	2,821	72
	Village Super Market Inc. Class A	2,689	69
	Tootsie Roll Industries Inc.	1,813	68

	Nature's Sunshine Products Inc.	3,728	48
^	Orchids Paper Products Co.	3,129	43
	MGP Ingredients Inc.	528	39
	Alico Inc.	1,024	33
*	Natural Grocers by Vitamin Cottage Inc.	3,351	26
*	Chefs' Warehouse Inc.	555	11
			8,264
Energy (6.0%)
*	PDC Energy Inc.	22,931	1,054
	Delek US Holdings Inc.	26,588	883
*	Oasis Petroleum Inc.	80,400	823
	Golar LNG Ltd.	32,831	811
	Ensco plc Class A	145,930	784
*	Callon Petroleum Co.	68,891	761
*	Peabody Energy Corp.	21,244	708
*	McDermott International Inc.	96,776	703
*	SRC Energy Inc.	71,266	624
*	Dril-Quip Inc.	12,977	622
	Arch Coal Inc. Class A	7,272	600
*	Ultra Petroleum Corp.	61,129	586
*	Rowan Cos. plc Class A	40,202	582
	SemGroup Corp. Class A	22,715	545
*	Superior Energy Services Inc.	53,439	516
*	C&J Energy Services Inc.	15,929	498
*	Oil States International Inc.	17,537	417
*	NOW Inc.	37,220	384
*	Unit Corp.	17,863	382
*,^	Diamond Offshore Drilling Inc.	21,944	352
*	Noble Corp. plc	83,938	351
*	Exterran Corp.	10,886	334
*	Forum Energy Technologies Inc.	23,341	331
*	Helix Energy Solutions Group Inc.	49,346	328
*	Halcon Resources Corp.	44,636	317
*	Newpark Resources Inc.	29,859	264
*	SunCoke Energy Inc.	22,572	257
*	Denbury Resources Inc.	134,868	236
	Green Plains Inc.	13,901	234
*,^	California Resources Corp.	14,693	231
*	SandRidge Energy Inc.	12,052	224
	Archrock Inc.	23,441	223
*	Resolute Energy Corp.	6,866	205
*	TerraForm Power Inc. Class A	15,481	187
*	REX American Resources Corp.	1,971	180
*	Bonanza Creek Energy Inc.	6,325	176
*,^	SunPower Corp. Class A	20,853	172
	CVR Energy Inc.	5,254	172
*	Stone Energy Corp.	6,649	169
*,^	Sunrun Inc.	29,611	166
*	TETRA Technologies Inc.	39,778	160
*	Bill Barrett Corp.	26,156	153
*	Matrix Service Co.	8,771	150
*	TerraForm Global Inc. Class A	31,487	148
*	Renewable Energy Group Inc.	12,901	146
*	Par Pacific Holdings Inc.	6,624	138
*	Basic Energy Services Inc.	5,728	128
	Warrior Met Coal Inc.	5,622	125
*	WildHorse Resource Development Corp.	7,375	122

*	Cloud Peak Energy Inc.	25,667	106
*	Natural Gas Services Group Inc.	4,086	104
	Frank's International NV	16,493	103
*	Clean Energy Fuels Corp.	45,367	102
*	W&T Offshore Inc.	30,715	97
*	Green Brick Partners Inc.	8,001	96
*	Trecora Resources	6,437	81
*	Flotek Industries Inc.	16,878	80
*,^	CARBO Ceramics Inc.	7,576	76
*	Eclipse Resources Corp.	30,337	75
*	Era Group Inc.	6,741	74
*	SEACOR Marine Holdings Inc.	5,640	69
*	Geospace Technologies Corp.	4,566	67
*	Tesco Corp.	16,170	66
*	Pacific Ethanol Inc.	14,271	64
*	Midstates Petroleum Co. Inc.	3,863	64
*	ProPetro Holding Corp.	3,365	63
	Gulf Island Fabrication Inc.	4,749	60
*	Earthstone Energy Inc. Class A	6,410	60
	Panhandle Oil and Gas Inc. Class A	2,527	56
*	Ameresco Inc. Class A	6,483	55
*	Pioneer Energy Services Corp.	25,837	54
*	Mammoth Energy Services Inc.	2,805	53
*	Parker Drilling Co.	46,738	46
*	SilverBow Resources Inc.	1,923	44
*	Energy XXI Gulf Coast Inc.	8,437	42
*	Independence Contract Drilling Inc.	11,796	42
	Adams Resources & Energy Inc.	789	37
*,^	Approach Resources Inc.	14,945	37
	Hallador Energy Co.	5,556	37
*	Key Energy Services Inc.	3,562	35
*	Gastar Exploration Inc.	30,684	32
*	Vivint Solar Inc.	8,294	29
*	Fairmount Santrol Holdings Inc.	6,076	29
*	EP Energy Corp. Class A	13,376	24
*	Contango Oil & Gas Co.	8,472	21
*	Willbros Group Inc.	13,973	18
*	Penn Virginia Corp.	495	17
*	Ranger Energy Services Inc.	1,573	15
*	Jones Energy Inc. Class A	14,394	14
*	Ring Energy Inc.	912	13
*	Keane Group Inc.	672	10
*,^	Ramaco Resources Inc.	1,920	9
*	Abraxas Petroleum Corp.	4,221	9
*	Rosehill Resources Inc.	699	6
*	Smart Sand Inc.	746	6
*	Westmoreland Coal Co.	4,853	6
*	Solaris Oilfield Infrastructure Inc. Class A	331	5
*	NCS Multistage Holdings Inc.	148	3
			20,973
Financial Services (41.3%)
*	MGIC Investment Corp.	127,330	1,862
	Sterling Bancorp	73,068	1,852
	Umpqua Holdings Corp.	76,133	1,683
	Wintrust Financial Corp.	19,043	1,597
	Radian Group Inc.	74,219	1,521
	Hancock Holding Co.	28,944	1,486

CNO Financial Group Inc.	58,052	1,463
Healthcare Realty Trust Inc.	42,074	1,379
Chemical Financial Corp.	24,370	1,374
IBERIABANK Corp.	17,369	1,350
Stifel Financial Corp.	23,107	1,300
United Bankshares Inc.	34,540	1,297
Sunstone Hotel Investors Inc.	77,440	1,294
Cousins Properties Inc.	143,183	1,284
RLJ Lodging Trust	58,585	1,270
Investors Bancorp Inc.	88,865	1,268
Gramercy Property Trust	44,236	1,262
Selective Insurance Group Inc.	19,689	1,205
MB Financial Inc.	25,560	1,190
UMB Financial Corp.	15,606	1,173
Cathay General Bancorp	25,955	1,126
LaSalle Hotel Properties	39,091	1,112
Fulton Financial Corp.	58,377	1,109
First Citizens BancShares Inc. Class A	2,555	1,090
Washington Federal Inc.	30,447	1,060
Valley National Bancorp	89,017	1,059
Columbia Banking System Inc.	22,483	1,036
First Industrial Realty Trust Inc.	31,572	1,028
* BancorpSouth Bank	29,298	974
Sabra Health Care REIT Inc.	49,805	958
American Equity Investment Life Holding Co.	29,697	942
Kemper Corp.	13,652	942
Education Realty Trust Inc.	25,483	932
Community Bank System Inc.	16,709	925
Pebblebrook Hotel Trust	23,853	918
South State Corp.	9,951	916
STAG Industrial Inc.	32,244	912
Glacier Bancorp Inc.	22,373	896
FirstCash Inc.	13,213	891
GEO Group Inc.	33,025	876
CVB Financial Corp.	35,333	869
First Midwest Bancorp Inc.	34,751	868
* Enstar Group Ltd.	3,871	858
Great Western Bancorp Inc.	20,197	835
Old National Bancorp	45,705	834
Hope Bancorp Inc.	44,314	830
Xenia Hotels & Resorts Inc.	37,028	814
Acadia Realty Trust	28,377	795
Trustmark Corp.	23,011	781
International Bancshares Corp.	18,765	774
Lexington Realty Trust	73,951	774
DiamondRock Hospitality Co.	68,264	764
Simmons First National Corp. Class A	13,110	759
United Community Banks Inc.	24,178	695
Mack-Cali Realty Corp.	30,865	683
Invesco Mortgage Capital Inc.	38,622	682
Apollo Commercial Real Estate Finance Inc.	36,262	676
Independent Bank Corp.	9,104	662
Banner Corp.	11,379	655
Horace Mann Educators Corp.	14,031	655
Retail Opportunity Investments Corp.	33,188	649
Towne Bank	19,272	646
* FCB Financial Holdings Inc. Class A	12,143	642

Renasant Corp.	14,907	642
Hilltop Holdings Inc.	24,990	621
Capitol Federal Financial Inc.	43,724	615
First Merchants Corp.	13,962	612
WesBanco Inc.	14,406	606
Argo Group International Holdings Ltd.	9,870	605
Government Properties Income Trust	32,350	603
First Financial Bancorp	21,161	600
* Genworth Financial Inc. Class A	173,584	588
Chesapeake Lodging Trust	20,285	585
Provident Financial Services Inc.	21,287	582
National Health Investors Inc.	7,416	578
Northwest Bancshares Inc.	33,691	570
NBT Bancorp Inc.	14,660	569
Waddell & Reed Financial Inc. Class A	27,825	565
Kite Realty Group Trust	29,316	564
Union Bankshares Corp.	14,769	557
Washington REIT	16,926	547
Select Income REIT	21,715	545
Berkshire Hills Bancorp Inc.	14,028	541
Westamerica Bancorporation	8,709	538
Summit Hotel Properties Inc.	35,405	535
Employers Holdings Inc.	10,877	533
Park National Corp.	4,559	512
S&T Bancorp Inc.	12,122	506
Physicians Realty Trust	28,200	504
CenterState Banks Inc.	18,389	499
Global Net Lease Inc.	22,986	497
First Commonwealth Financial Corp.	32,745	494
Terreno Realty Corp.	12,976	488
* Quality Care Properties Inc.	32,696	480
Agree Realty Corp.	9,516	470
Alexander & Baldwin Inc.	15,926	463
Boston Private Financial Holdings Inc.	28,108	460
Washington Prime Group Inc.	64,041	455
Rexford Industrial Realty Inc.	14,389	451
AMERISAFE Inc.	6,553	430
Kearny Financial Corp.	28,947	428
CYS Investments Inc.	52,598	426
Heartland Financial USA Inc.	8,380	423
Independent Bank Group Inc.	6,121	422
Tompkins Financial Corp.	4,761	422
Brookline Bancorp Inc.	25,758	415
Safety Insurance Group Inc.	5,024	414
First Busey Corp.	12,970	413
Capital Bank Financial Corp.	9,843	411
Hannon Armstrong Sustainable Infrastructure Capital Inc.	16,932	402
Franklin Street Properties Corp.	36,877	402
Beneficial Bancorp Inc.	23,646	401
LegacyTexas Financial Group Inc.	9,502	398
Redwood Trust Inc.	26,296	395
Ramco-Gershenson Properties Trust	27,407	395
State Bank Financial Corp.	12,844	391
WSFS Financial Corp.	7,709	390
* Cannae Holdings Inc.	21,218	386
* Encore Capital Group Inc.	8,410	385
* Seacoast Banking Corp. of Florida	14,786	385

*	Texas Capital Bancshares Inc.	4,204	380
	Piper Jaffray Cos.	4,773	375
	Kennedy-Wilson Holdings Inc.	19,492	373
	Nelnet Inc. Class A	6,930	371
	National Storage Affiliates Trust	13,931	371
	LTC Properties Inc.	8,065	370
	City Holding Co.	5,132	365
	First Bancorp	9,640	365
	Navigators Group Inc.	7,066	364
*,^	MBIA Inc.	43,057	363
	Ladder Capital Corp. Class A	26,490	362
	ARMOUR Residential REIT Inc.	14,198	359
	United Fire Group Inc.	7,405	356
	Monmouth Real Estate Investment Corp.	19,849	354
	First Financial Bankshares Inc.	7,453	354
	PennyMac Mortgage Investment Trust	22,380	350
	First Interstate BancSystem Inc. Class A	8,824	350
*	Pacific Premier Bancorp Inc.	8,829	350
	Seritage Growth Properties Class A	8,568	349
	Infinity Property & Casualty Corp.	3,203	345
	Hanmi Financial Corp.	10,868	345
	Lakeland Financial Corp.	6,800	345
	Enterprise Financial Services Corp.	7,574	343
	Banc of California Inc.	15,196	343
	American Assets Trust Inc.	8,682	342
	Southside Bancshares Inc.	9,390	340
	Tier REIT Inc.	16,616	333
*	First BanCorp	66,451	331
	MainSource Financial Group Inc.	8,335	330
	Heritage Financial Corp.	10,114	329
*	BofI Holding Inc.	11,910	329
	RE/MAX Holdings Inc. Class A	6,111	326
	CBL & Associates Properties Inc.	57,853	326
	United Financial Bancorp Inc.	17,338	323
	BancFirst Corp.	5,684	323
	Lakeland Bancorp Inc.	15,096	315
	InfraREIT Inc.	14,912	315
	James River Group Holdings Ltd.	7,771	315
	Sandy Spring Bancorp Inc.	7,930	312
*	St. Joe Co.	16,590	312
	Central Pacific Financial Corp.	9,516	306
	OceanFirst Financial Corp.	10,998	305
	Chatham Lodging Trust	13,331	302
	Banco Latinoamericano de Comercio Exterior SA	10,280	302
	Stock Yards Bancorp Inc.	7,545	300
	Capstead Mortgage Corp.	33,014	299
	TrustCo Bank Corp. NY	31,769	297
	MTGE Investment Corp.	16,001	297
	Getty Realty Corp.	10,426	297
	Washington Trust Bancorp Inc.	5,149	293
	TriCo Bancshares	6,912	291
	AmTrust Financial Services Inc.	29,492	284
*	NMI Holdings Inc. Class A	16,417	280
	NorthStar Realty Europe Corp.	19,249	279
	Stewart Information Services Corp.	6,925	279
	National Western Life Group Inc. Class A	788	279
*	iStar Inc.	24,142	278

1st Source Corp.	5,390	277
* Flagstar Bancorp Inc.	7,252	276
Meridian Bancorp Inc.	13,576	274
German American Bancorp Inc.	7,202	271
Easterly Government Properties Inc.	12,656	268
PJT Partners Inc.	6,273	267
* Third Point Reinsurance Ltd.	15,590	264
Pennsylvania REIT	23,804	264
Granite Point Mortgage Trust Inc.	14,685	264
Flushing Financial Corp.	9,286	263
* HomeStreet Inc.	8,608	263
Camden National Corp.	5,666	259
* Customers Bancorp Inc.	9,552	259
Meta Financial Group Inc.	2,753	259
Community Trust Bancorp Inc.	5,198	259
FBL Financial Group Inc. Class A	3,353	253
New York Mortgage Trust Inc.	39,153	251
Univest Corp. of Pennsylvania	8,901	250
CoBiz Financial Inc.	11,763	249
Bryn Mawr Bank Corp.	5,627	248
Home BancShares Inc.	10,391	247
Investors Real Estate Trust	40,467	245
Independence Realty Trust Inc.	23,501	243
Virtus Investment Partners Inc.	2,000	240
Preferred Apartment Communities Inc. Class A	11,271	240
* Ambac Financial Group Inc.	15,816	238
Dime Community Bancshares Inc.	10,748	237
Urstadt Biddle Properties Inc. Class A	9,948	236
Hersha Hospitality Trust Class A	13,419	235
* INTL. FCStone Inc.	5,357	235
Northfield Bancorp Inc.	13,098	232
Oritani Financial Corp.	13,366	231
Federal Agricultural Mortgage Corp.	3,060	227
* Greenlight Capital Re Ltd. Class A	10,257	227
New Senior Investment Group Inc.	27,654	227
Bridge Bancorp Inc.	6,301	227
* PRA Group Inc.	6,346	221
Horizon Bancorp	7,861	216
ConnectOne Bancorp Inc.	7,734	210
Gladstone Commercial Corp.	9,166	209
Bank of NT Butterfield & Son Ltd.	5,204	207
* Triumph Bancorp Inc.	6,138	204
Mercantile Bank Corp.	5,480	203
* EZCORP Inc. Class A	16,802	202
Peapack Gladstone Financial Corp.	5,718	201
Great Southern Bancorp Inc.	3,701	200
First of Long Island Corp.	6,620	200
Altisource Residential Corp.	17,665	193
Guaranty Bancorp	6,588	191
Greenhill & Co. Inc.	9,336	190
Peoples Bancorp Inc.	5,585	189
Anworth Mortgage Asset Corp.	33,116	186
^ Whitestone REIT	12,498	185
QCR Holdings Inc.	4,042	183
First Defiance Financial Corp.	3,375	183
National Bank Holdings Corp. Class A	5,401	183
Heritage Commerce Corp.	11,085	180

*	Nationstar Mortgage Holdings Inc.	9,814	177
*	Nicolet Bankshares Inc.	3,058	177
	AG Mortgage Investment Trust Inc.	9,285	176
	CatchMark Timber Trust Inc. Class A	13,221	174
	Investment Technology Group Inc.	9,600	173
	Four Corners Property Trust Inc.	6,602	172
*	World Acceptance Corp.	2,068	172
	First Financial Corp.	3,548	171
	Fidelity Southern Corp.	7,624	168
	Independent Bank Corp.	7,493	168
	Ashford Hospitality Trust Inc.	25,768	168
	First Community Bancshares Inc.	5,588	168
	Midland States Bancorp Inc.	4,956	165
	Cedar Realty Trust Inc.	27,593	165
	United Community Financial Corp.	16,731	164
	Financial Institutions Inc.	4,889	162
*	Bancorp Inc.	16,440	159
	NexPoint Residential Trust Inc.	5,573	157
	Bank Mutual Corp.	14,425	154
*	HomeTrust Bancshares Inc.	5,661	153
	State Auto Financial Corp.	5,426	151
	Waterstone Financial Inc.	7,945	150
	Republic Bancorp Inc. Class A	3,523	150
	Access National Corp.	5,056	149
	Ameris Bancorp	2,999	149
	Arrow Financial Corp.	4,016	148
	CorEnergy Infrastructure Trust Inc.	4,069	145
	Bar Harbor Bankshares	5,087	145
	Park Sterling Corp.	11,247	145
	Western Asset Mortgage Capital Corp.	14,339	144
^	Heritage Insurance Holdings Inc.	7,988	144
	Bank of Marin Bancorp	2,036	143
	CNB Financial Corp.	4,968	141
	OFG Bancorp	14,344	141
	Maiden Holdings Ltd.	21,268	138
^	Orchid Island Capital Inc.	14,534	138
	MidWestOne Financial Group Inc.	3,785	138
*	Tejon Ranch Co.	6,111	137
	First Mid-Illinois Bancshares Inc.	3,405	137
	National General Holdings Corp.	6,402	135
*	Eagle Bancorp Inc.	2,043	135
*,^	Citizens Inc. Class A	15,522	133
	Community Healthcare Trust Inc.	4,888	133
	Old Second Bancorp Inc.	9,812	132
	People's Utah Bancorp	4,160	131
	Farmers National Banc Corp.	8,532	129
*	TriState Capital Holdings Inc.	5,331	129
*	Republic First Bancorp Inc.	13,512	128
	One Liberty Properties Inc.	4,771	127
	B. Riley Financial Inc.	7,082	127
	Enterprise Bancorp Inc.	3,408	127
*	Green Bancorp Inc.	5,679	127
^	Fidelity & Guaranty Life	4,081	127
*	PCSB Financial Corp.	6,429	127
*	MoneyGram International Inc.	8,884	127
	Farmers & Merchants Bancorp Inc.	3,095	126
	American National Bankshares Inc.	3,034	125

RLI Corp.	2,065	123
* First Foundation Inc.	6,437	123
* Cowen Inc. Class A	8,214	122
Southern National Bancorp of Virginia Inc.	7,123	122
Ares Commercial Real Estate Corp.	8,917	120
Peoples Financial Services Corp.	2,449	120
Clifton Bancorp Inc.	6,875	119
* Global Indemnity Ltd.	2,739	119
Sierra Bancorp	4,185	117
First Bancorp Inc.	3,744	116
* PennyMac Financial Services Inc. Class A	5,482	116
West Bancorporation Inc.	4,323	116
WashingtonFirst Bankshares Inc.	3,298	113
National Bankshares Inc.	2,428	112
* Enova International Inc.	7,439	110
Dynex Capital Inc.	15,390	110
Farmers Capital Bank Corp.	2,630	108
Ladenburg Thalmann Financial Services Inc.	31,373	108
Citizens & Northern Corp.	4,134	106
City Office REIT Inc.	7,992	106
First Connecticut Bancorp Inc.	3,978	106
* Ocwen Financial Corp.	32,852	105
* Veritex Holdings Inc.	3,663	102
Capital City Bank Group Inc.	4,010	101
* Atlantic Capital Bancshares Inc.	5,879	101
NewStar Financial Inc.	8,476	100
Resource Capital Corp.	10,014	100
* Franklin Financial Network Inc.	2,851	100
Summit Financial Group Inc.	3,695	99
* FRP Holdings Inc.	2,167	99
Western New England Bancorp Inc.	9,212	99
First Bancshares Inc.	2,943	97
Bluerock Residential Growth REIT Inc. Class A	8,561	97
Farmland Partners Inc.	10,770	96
* Southern First Bancshares Inc.	2,202	94
Sun Bancorp Inc.	3,624	93
Sutherland Asset Management Corp.	5,860	93
* FB Financial Corp.	2,180	93
Southern Missouri Bancorp Inc.	2,286	92
Macatawa Bank Corp.	9,028	92
EMC Insurance Group Inc.	2,960	92
Oppenheimer Holdings Inc. Class A	3,403	92
Jernigan Capital Inc.	4,366	90
Blue Hills Bancorp Inc.	4,217	90
Arlington Asset Investment Corp. Class A	7,602	90
GAIN Capital Holdings Inc.	11,884	90
PICO Holdings Inc.	6,842	90
Codorus Valley Bancorp Inc.	2,960	89
* On Deck Capital Inc.	16,807	89
Northrim BanCorp Inc.	2,353	88
Century Bancorp Inc. Class A	1,014	87
* National Commerce Corp.	2,096	87
First Internet Bancorp	2,139	85
Territorial Bancorp Inc.	2,667	85
Ames National Corp.	2,827	85
Home Bancorp Inc.	1,979	85
BankFinancial Corp.	5,094	84

Ashford Hospitality Prime Inc.	8,988	83
* Safeguard Scientifics Inc.	6,662	83
* Regional Management Corp.	3,245	80
MutualFirst Financial Inc.	2,108	80
Penns Woods Bancorp Inc.	1,600	80
* Equity Bancshares Inc. Class A	2,300	80
* Forestar Group Inc.	3,570	79
Old Line Bancshares Inc.	2,595	78
Baldwin & Lyons Inc.	3,204	78
Civista Bancshares Inc.	3,441	78
MedEquities Realty Trust Inc.	6,818	76
Great Ajax Corp.	5,332	76
* AV Homes Inc.	4,145	76
Shore Bancshares Inc.	4,339	76
Cherry Hill Mortgage Investment Corp.	4,080	74
* Paragon Commercial Corp.	1,296	74
KKR Real Estate Finance Trust Inc.	3,619	74
* Cadence BanCorp	3,018	74
TPG RE Finance Trust Inc.	3,828	73
First Business Financial Services Inc.	3,109	73
Universal Insurance Holdings Inc.	2,716	72
Evans Bancorp Inc.	1,600	71
Central Valley Community Bancorp	3,459	71
C&F Financial Corp.	1,134	68
* BSB Bancorp Inc.	2,136	68
* Walker & Dunlop Inc.	1,374	68
Riverview Bancorp Inc.	7,305	67
FNB Bancorp	1,835	67
MBT Financial Corp.	6,117	67
Orrstown Financial Services Inc.	2,575	65
Premier Financial Bancorp Inc.	3,261	65
Bank of Commerce Holdings	5,375	65
* Community Bankers Trust Corp.	7,441	65
LCNB Corp.	3,079	65
Bear State Financial Inc.	6,292	64
* Opus Bank	2,293	64
Stratus Properties Inc.	2,045	64
* Entegra Financial Corp.	2,190	64
* First Northwest Bancorp	3,494	63
* Xenith Bankshares Inc.	1,779	63
* NI Holdings Inc.	3,560	63
Charter Financial Corp.	3,356	62
Northeast Bancorp	2,515	62
Timberland Bancorp Inc.	2,157	62
MidSouth Bancorp Inc.	4,501	62
Kingstone Cos. Inc.	3,138	61
Norwood Financial Corp.	1,984	60
ACNB Corp.	2,067	60
* Malvern Bancorp Inc.	2,223	60
Bankwell Financial Group Inc.	1,675	59
SI Financial Group Inc.	3,899	59
Associated Capital Group Inc. Class A	1,668	58
Independence Holding Co.	1,928	57
Commerce Union Bancshares Inc.	2,404	57
Tiptree Inc.	8,498	57
Carolina Financial Corp.	1,470	57
Owens Realty Mortgage Inc.	3,494	57

*	WMIH Corp.	67,225	56
*,^	Redfin Corp.	2,472	56
	Ohio Valley Banc Corp.	1,414	56
	Unity Bancorp Inc.	2,675	55
*	SmartFinancial Inc.	2,481	55
	Donegal Group Inc. Class A	3,052	54
*	Howard Bancorp Inc.	2,428	53
	Federated National Holding Co.	3,945	53
	Hingham Institution for Savings	232	53
	Hamilton Lane Inc. Class A	1,532	53
*	Hallmark Financial Services Inc.	4,716	53
^	Global Medical REIT Inc.	5,497	52
	Prudential Bancorp Inc.	2,816	52
	County Bancorp Inc.	1,630	52
	Chemung Financial Corp.	1,060	52
	Peoples Bancorp of North Carolina Inc.	1,465	51
*	Sunshine Bancorp Inc.	2,133	51
*	Pacific Mercantile Bancorp	5,176	50
	Community Financial Corp.	1,373	49
	Safety Income and Growth Inc.	2,678	49
	ESSA Bancorp Inc.	3,031	48
	EVERTEC Inc.	3,460	48
*	Allegiance Bancshares Inc.	1,171	47
*	Capstar Financial Holdings Inc.	2,114	46
	Clipper Realty Inc.	4,544	46
	Two River Bancorp	2,496	46
*	HarborOne Bancorp Inc.	2,332	45
	Investar Holding Corp.	1,919	45
	United Security Bancshares	4,515	44
	BCB Bancorp Inc.	3,026	44
	First Financial Northwest Inc.	2,524	43
*	Byline Bancorp Inc.	1,985	42
	Provident Financial Holdings Inc.	2,155	41
	Parke Bancorp Inc.	1,973	41
	Middlefield Banc Corp.	906	41
*	HRG Group Inc.	2,282	40
*	LendingClub Corp.	8,950	39
	GAMCO Investors Inc. Class A	1,297	38
	First Guaranty Bancshares Inc.	1,352	38
	DNB Financial Corp.	1,075	38
	Ellington Residential Mortgage REIT	2,903	37
*	Impac Mortgage Holdings Inc.	3,167	37
	Old Point Financial Corp.	1,256	36
*	Atlas Financial Holdings Inc.	1,733	35
*	Elevate Credit Inc.	4,598	34
	HCI Group Inc.	1,136	34
	CareTrust REIT Inc.	1,825	33
*	Provident Bancorp Inc.	1,231	29
	United Insurance Holdings Corp.	1,749	29
	RBB Bancorp	1,133	29
	Armada Hoffler Properties Inc.	1,666	26
	Blue Capital Reinsurance Holdings Ltd.	2,027	25
	UMH Properties Inc.	1,571	24
	Saul Centers Inc.	344	22
	Investors Title Co.	110	22
*	Donnelley Financial Solutions Inc.	1,045	21
*,^,2 Wins Finance Holdings Inc.		100	20

*	Transcontinental Realty Investors Inc.	614	20
	Pzena Investment Management Inc. Class A	1,304	15
	Alexander's Inc.	33	14
*	eHealth Inc.	594	14
	Oconee Federal Financial Corp.	379	11
	RAIT Financial Trust	31,979	11
	Griffin Industrial Realty Inc.	251	9
	Crawford & Co. Class B	779	8
	Medley Management Inc. Class A	1,080	8
	Union Bankshares Inc.	135	7
	Consolidated-Tomoka Land Co.	94	6
	Greene County Bancorp Inc.	179	5
	Value Line Inc.	29	1
			145,623
Health Care (5.9%)
*	Bluebird Bio Inc.	9,490	1,640
*	LivaNova plc	16,624	1,449
*	Allscripts Healthcare Solutions Inc.	63,035	901
*	Horizon Pharma plc	55,747	802
*	Halyard Health Inc.	15,978	776
*	Myriad Genetics Inc.	22,072	764
*	Spectrum Pharmaceuticals Inc.	26,709	523
	CONMED Corp.	9,621	515
*	Integer Holdings Corp.	10,602	514
*	Impax Laboratories Inc.	25,109	418
	Owens & Minor Inc.	20,848	399
*	Dynavax Technologies Corp.	19,281	386
	Analogic Corp.	4,428	367
*	ICU Medical Inc.	1,490	318
*	Retrophin Inc.	13,455	303
*	PharMerica Corp.	10,306	301
*	Emergent BioSolutions Inc.	6,264	275
*	Sarepta Therapeutics Inc.	4,825	269
*	Enanta Pharmaceuticals Inc.	5,373	267
*	Momenta Pharmaceuticals Inc.	19,200	265
	National HealthCare Corp.	3,928	261
*	Acorda Therapeutics Inc.	12,835	261
*,^	Lannett Co. Inc.	9,691	256
*	Orthofix International NV	4,685	254
*	Five Prime Therapeutics Inc.	9,468	249
*	Immunomedics Inc.	21,798	237
	Kindred Healthcare Inc.	29,213	215
*	AngioDynamics Inc.	12,411	213
*	Haemonetics Corp.	3,505	203
*	Alder Biopharmaceuticals Inc.	17,694	195
	Invacare Corp.	11,031	194
*	REGENXBIO Inc.	6,762	190
*	Almost Family Inc.	3,190	189
*	Triple-S Management Corp. Class B	6,417	182
*	Magellan Health Inc.	2,150	182
*	Intra-Cellular Therapies Inc. Class A	11,467	178
	Luminex Corp.	7,778	166
	Ensign Group Inc.	6,759	164
*	AMAG Pharmaceuticals Inc.	11,678	163
*	MacroGenics Inc.	8,106	157
*	PDL BioPharma Inc.	53,529	156
*	Tivity Health Inc.	4,066	150

*	Exactech Inc.	3,553	149
*	Iovance Biotherapeutics Inc.	16,405	148
*	Community Health Systems Inc.	31,967	145
*	Abeona Therapeutics Inc.	8,036	139
*	Prothena Corp. plc	2,887	134
*	Collegium Pharmaceutical Inc.	7,394	128
*	Achillion Pharmaceuticals Inc.	39,898	124
*	Atara Biotherapeutics Inc.	8,499	123
*	Celldex Therapeutics Inc.	40,152	120
*	Insmed Inc.	3,620	113
*	Tetraphase Pharmaceuticals Inc.	17,018	109
*	Intellia Therapeutics Inc.	4,698	106
*	Zogenix Inc.	2,640	103
*	Stemline Therapeutics Inc.	6,456	99
*	Karyopharm Therapeutics Inc.	8,713	97
*	Editas Medicine Inc.	3,332	96
*	Quality Systems Inc.	6,481	93
*	Adamas Pharmaceuticals Inc.	2,410	89
*,^	BioScrip Inc.	33,525	88
*	Cross Country Healthcare Inc.	6,186	85
*	Novavax Inc.	60,114	82
*	Array BioPharma Inc.	7,232	81
*	Medpace Holdings Inc.	2,357	78
*	Ardelyx Inc.	11,600	77
*	Concert Pharmaceuticals Inc.	3,287	74
*	Voyager Therapeutics Inc.	5,051	74
*	CryoLife Inc.	3,494	71
*	Sientra Inc.	4,967	71
*	Portola Pharmaceuticals Inc.	1,392	71
*	BioTime Inc.	26,239	70
*	Acceleron Pharma Inc.	1,925	70
*	Chimerix Inc.	15,333	68
*	HMS Holdings Corp.	3,804	63
*	Dermira Inc.	2,327	60
*	Anika Therapeutics Inc.	1,044	58
*	Kindred Biosciences Inc.	7,417	57
	Computer Programs & Systems Inc.	1,854	56
*	Medicines Co.	1,843	53
*	NantKwest Inc.	10,601	52
*	Melinta Therapeutics Inc.	3,051	52
*	Otonomy Inc.	9,638	52
*	Cascadian Therapeutics Inc.	11,899	51
*	Epizyme Inc.	3,778	45
*	Fate Therapeutics Inc.	9,947	44
*	Providence Service Corp.	699	42
*	PTC Therapeutics Inc.	2,576	41
*	Heron Therapeutics Inc.	2,234	39
*	Recro Pharma Inc.	3,960	38
*	Protagonist Therapeutics Inc.	1,874	36
*	AAC Holdings Inc.	3,983	36
*	Corvus Pharmaceuticals Inc.	2,926	33
*	NanoString Technologies Inc.	4,148	32
*,^	Trevena Inc.	17,944	30
*	ConforMIS Inc.	9,209	29
*	Bellicum Pharmaceuticals Inc.	2,897	29
	Meridian Bioscience Inc.	1,893	28
*	Akcea Therapeutics Inc.	1,255	24

*,^	Nymox Pharmaceutical Corp.	6,076	23
*	LHC Group Inc.	338	22
*	Clearside Biomedical Inc.	3,093	22
*	RTI Surgical Inc.	4,506	22
*	Immune Design Corp.	5,227	21
*	BioCryst Pharmaceuticals Inc.	3,979	20
*	NantHealth Inc.	6,192	20
*	MyoKardia Inc.	544	20
*	Novelion Therapeutics Inc.	5,236	20
*	Cerus Corp.	4,783	19
*	OraSure Technologies Inc.	1,063	18
*	Lantheus Holdings Inc.	748	17
*	Quotient Ltd.	3,430	17
*	Merrimack Pharmaceuticals Inc.	1,438	17
*	Sucampo Pharmaceuticals Inc. Class A	1,272	16
*	Cara Therapeutics Inc.	1,269	16
*	Agenus Inc.	3,971	16
*	Accelerate Diagnostics Inc.	516	15
	Utah Medical Products Inc.	180	15
	Phibro Animal Health Corp. Class A	417	14
*	Audentes Therapeutics Inc.	499	14
*	G1 Therapeutics Inc.	634	13
*	Kala Pharmaceuticals Inc.	675	13
*,^	Calyxt Inc.	661	13
*	PetIQ Inc.	565	12
*	Dova Pharmaceuticals Inc.	404	12
*	MediciNova Inc.	1,706	12
*	R1 RCM Inc.	3,045	12
	National Research Corp. Class A	342	12
*	Obalon Therapeutics Inc.	1,171	10
*	Biohaven Pharmaceutical Holding Co. Ltd.	399	9
*	Athenex Inc.	538	9
*	Enzo Biochem Inc.	824	8
*	Sienna Biopharmaceuticals Inc.	395	8
*	Mersana Therapeutics Inc.	407	8
*	Minerva Neurosciences Inc.	1,329	8
*	Rockwell Medical Inc.	1,127	7
*	FONAR Corp.	253	6
*	Aileron Therapeutics Inc.	537	6
*	Miragen Therapeutics Inc.	737	6
*	Idera Pharmaceuticals Inc.	2,514	6
*	American Renal Associates Holdings Inc.	382	5
*	Aratana Therapeutics Inc.	836	5
*	Codexis Inc.	696	5
*	Neos Therapeutics Inc.	461	5
*	Tocagen Inc.	345	4
*	Allena Pharmaceuticals Inc.	286	4
*	Athersys Inc.	1,915	4
*	Advaxis Inc.	1,071	3
*	Syndax Pharmaceuticals Inc.	238	2
*	Genocea Biosciences Inc.	1,585	2
*	XBiotech Inc.	3	—
*,2	Global Geophysical Services Inc.	223	—
			20,735
Materials & Processing (6.0%)
	Belden Inc.	14,578	1,235
*	Allegheny Technologies Inc.	43,437	989

* Rexnord Corp.	35,536	886
* GCP Applied Technologies Inc.	24,465	801
Commercial Metals Co.	39,629	786
Carpenter Technology Corp.	15,889	785
Simpson Manufacturing Co. Inc.	12,312	738
Tronox Ltd. Class A	29,583	677
* Cleveland-Cliffs Inc.	101,662	677
Innospec Inc.	8,199	585
Kaiser Aluminum Corp.	5,715	554
* AK Steel Holding Corp.	108,491	528
Hecla Mining Co.	134,340	502
* BMC Stock Holdings Inc.	21,240	491
* MRC Global Inc.	30,667	482
Boise Cascade Co.	10,932	421
* Coeur Mining Inc.	52,100	397
* Kraton Corp.	8,243	388
Schweitzer-Mauduit International Inc.	8,445	382
Minerals Technologies Inc.	5,140	372
* Beacon Roofing Supply Inc.	5,758	369
* Gibraltar Industries Inc.	11,131	366
US Silica Holdings Inc.	10,910	362
Calgon Carbon Corp.	15,831	342
Trinseo SA	4,581	338
Materion Corp.	6,881	337
Innophos Holdings Inc.	6,697	310
PH Glatfelter Co.	14,734	306
Schnitzer Steel Industries Inc.	9,396	274
* Clearwater Paper Corp.	5,439	258
Mueller Water Products Inc. Class A	20,186	252
HB Fuller Co.	4,253	241
Quanex Building Products Corp.	10,487	230
Stepan Co.	2,565	213
* Century Aluminum Co.	15,772	209
* TimkenSteel Corp.	13,307	201
American Vanguard Corp.	9,768	194
* Unifi Inc.	5,240	191
Tredegar Corp.	8,805	173
* Armstrong Flooring Inc.	7,970	140
FutureFuel Corp.	8,929	134
Haynes International Inc.	4,105	132
* Verso Corp.	11,170	128
* Intrepid Potash Inc.	31,593	121
Universal Forest Products Inc.	2,874	113
* Veritiv Corp.	3,919	107
Aceto Corp.	9,944	106
* Klondex Mines Ltd.	42,436	103
Rayonier Advanced Materials Inc.	5,449	102
DMC Global Inc.	4,904	99
Hawkins Inc.	2,513	96
Neenah Paper Inc.	957	86
* Louisiana-Pacific Corp.	3,081	85
* Landec Corp.	6,718	84
Oil-Dri Corp. of America	1,744	79
Gold Resource Corp.	18,223	73
Compass Minerals International Inc.	1,023	71
* Nexeo Solutions Inc.	8,835	70
* LSB Industries Inc.	7,511	68

*	Caesarstone Ltd.	2,689	67
*	LB Foster Co. Class A	2,890	67
	Olympic Steel Inc.	3,114	62
	Greif Inc. Class A	1,135	62
*	UFP Technologies Inc.	2,243	62
*	AdvanSix Inc.	1,406	61
*	Northwest Pipe Co.	3,316	60
	LSI Industries Inc.	8,416	59
	Eastern Co.	1,934	56
	Interface Inc. Class A	2,228	56
	Worthington Industries Inc.	1,329	55
	Core Molding Technologies Inc.	2,550	55
*	OMNOVA Solutions Inc.	5,112	55
	Valhi Inc.	8,016	54
*	Foundation Building Materials Inc.	3,462	53
	United States Lime & Minerals Inc.	613	52
*	Ryerson Holding Corp.	5,560	51
*	AgroFresh Solutions Inc.	7,437	45
*	NL Industries Inc.	2,940	45
	Ampco-Pittsburgh Corp.	2,852	41
	Griffon Corp.	1,507	35
	Global Brass & Copper Holdings Inc.	578	20
	Greif Inc. Class B	308	19
	Insteel Industries Inc.	670	18
*	Lawson Products Inc.	584	15
*	Huttig Building Products Inc.	2,201	15
*	Shiloh Industries Inc.	1,678	14
	CompX International Inc.	548	7
*	Uranium Energy Corp.	3,722	5
*,2	Ferroglobe R&W Trust	19,424	—
			21,105
Other (0.0%)3
*	PQ Group Holdings Inc.	975	16
*	Switch Inc.	660	11
*	Venator Materials plc	400	9
*	National Vision Holdings Inc.	260	9
*	Bluegreen Vacations Corp.	509	8
*	Deciphera Pharmaceuticals Inc.	420	8
*	Scpharmaceuticals Inc.	467	8
*	Roku Inc.	164	7
*	Bandwidth Inc. Class A	282	6
*	Rhythm Pharmaceuticals Inc.	192	6
*	SailPoint Technologies Holding Inc.	353	5
*	Stitch Fix Inc. Class A	188	4
*	SendGrid Inc.	172	4
*	Apellis Pharmaceuticals Inc.	244	3
*	Metropolitan Bank Holding Corp.	71	3
*	Optinose Inc.	144	3
*	Altair Engineering Inc. Class A	120	3
*,2	Media General Inc. CVR Exp.	35,434	1
*,2	Gerber Scientific Inc. CVR	519	—
			114
Producer Durables (11.7%)
*	Darling Ingredients Inc.	56,292	1,010
*	KLX Inc.	17,677	992
	Barnes Group Inc.	14,823	982

SkyWest Inc.	17,318	901
UniFirst Corp.	5,209	852
* Moog Inc. Class A	10,069	847
GATX Corp.	13,218	835
KBR Inc.	42,742	801
Convergys Corp.	32,258	796
Korn/Ferry International	17,449	765
* Navistar International Corp.	16,039	653
* Esterline Technologies Corp.	9,099	645
Werner Enterprises Inc.	16,385	626
Triton International Ltd.	14,859	588
ESCO Technologies Inc.	8,906	582
* FTI Consulting Inc.	13,488	580
^ Chicago Bridge & Iron Co. NV	34,480	563
Mobile Mini Inc.	15,124	543
Kaman Corp.	9,078	542
Cubic Corp.	8,692	539
* Hub Group Inc. Class A	11,193	535
* Chart Industries Inc.	10,784	525
Triumph Group Inc.	16,801	519
* SPX FLOW Inc.	10,899	488
* ACCO Brands Corp.	37,046	487
Greenbrier Cos. Inc.	9,409	470
AAR Corp.	11,267	469
Curtiss-Wright Corp.	3,756	467
* Atlas Air Worldwide Holdings Inc.	8,012	463
* Manitowoc Co. Inc.	11,015	443
ABM Industries Inc.	9,657	413
* TriMas Corp.	15,942	413
Aircastle Ltd.	16,601	407
EMCOR Group Inc.	4,876	394
* Modine Manufacturing Co.	17,000	389
* Sykes Enterprises Inc.	12,196	388
* TrueBlue Inc.	13,253	377
Briggs & Stratton Corp.	14,461	360
McGrath RentCorp	7,532	360
* TopBuild Corp.	5,004	340
Federal Signal Corp.	15,437	332
* Aerovironment Inc.	7,258	331
* Saia Inc.	4,996	329
* ICF International Inc.	6,081	329
Encore Wire Corp.	6,986	326
MTS Systems Corp.	5,795	324
Ship Finance International Ltd.	20,880	324
* Aegion Corp. Class A	11,351	314
* Navigant Consulting Inc.	16,292	313
* Huron Consulting Group Inc.	7,596	311
Kelly Services Inc. Class A	10,542	307
Columbus McKinnon Corp.	7,489	299
ArcBest Corp.	7,800	295
Wabash National Corp.	14,642	295
Watts Water Technologies Inc. Class A	3,906	291
* Tutor Perini Corp.	11,045	278
GasLog Ltd.	15,015	270
Marten Transport Ltd.	13,158	265
* SEACOR Holdings Inc.	5,474	262
* CBIZ Inc.	17,657	260

* Thermon Group Holdings Inc.	11,178	260
Actuant Corp. Class A	9,839	260
* Echo Global Logistics Inc.	9,344	252
* Rush Enterprises Inc. Class A	5,170	252
Scorpio Tankers Inc.	74,289	230
Matson Inc.	7,884	230
* Casella Waste Systems Inc. Class A	10,641	227
* FARO Technologies Inc.	4,185	219
* Textainer Group Holdings Ltd.	9,124	209
RPX Corp.	15,729	208
* PHH Corp.	17,681	201
Astec Industries Inc.	3,622	201
Titan International Inc.	16,643	199
Granite Construction Inc.	2,991	199
Gorman-Rupp Co.	5,936	196
LSC Communications Inc.	11,688	191
Ennis Inc.	8,927	189
* Engility Holdings Inc.	6,008	175
* International Seaways Inc.	9,915	168
Bristow Group Inc.	11,291	164
* SP Plus Corp.	4,131	162
Teekay Corp.	19,165	160
RR Donnelley & Sons Co.	16,730	157
* Kratos Defense & Security Solutions Inc.	15,054	157
Resources Connection Inc.	9,766	157
Heidrick & Struggles International Inc.	6,251	156
Scorpio Bulkers Inc.	20,594	148
VSE Corp.	2,933	140
CIRCOR International Inc.	2,879	139
* Wesco Aircraft Holdings Inc.	18,789	139
^ Frontline Ltd.	26,176	137
Park-Ohio Holdings Corp.	2,935	137
CRA International Inc.	2,991	135
^ Nordic American Tankers Ltd.	33,871	135
Albany International Corp.	2,052	133
Brady Corp. Class A	3,352	131
* CSW Industrials Inc.	2,709	130
* Mistras Group Inc.	5,229	120
* Covenant Transportation Group Inc. Class A	3,931	118
Essendant Inc.	12,494	118
* Titan Machinery Inc.	6,080	116
^ Teekay Tankers Ltd. Class A	69,829	111
* Sterling Construction Co. Inc.	6,472	111
DHT Holdings Inc.	28,413	110
* YRC Worldwide Inc.	8,617	106
Herman Miller Inc.	2,910	104
* MYR Group Inc.	2,876	102
Quad/Graphics Inc.	4,543	102
* CAI International Inc.	2,933	100
American Railcar Industries Inc.	2,454	99
* Vishay Precision Group Inc.	3,522	98
* Ducommun Inc.	3,475	97
^ Costamare Inc.	16,816	97
* Roadrunner Transportation Systems Inc.	11,126	95
Hurco Cos. Inc.	2,125	95
Standex International Corp.	877	94
Miller Industries Inc.	3,346	93

* Vectrus Inc.	2,891	93
* Great Lakes Dredge & Dock Corp.	17,961	90
Preformed Line Products Co.	1,057	88
Steelcase Inc. Class A	5,619	85
* Twin Disc Inc.	2,968	83
Powell Industries Inc.	2,887	81
* Babcock & Wilcox Enterprises Inc.	16,766	79
* Layne Christensen Co.	6,075	79
Spartan Motors Inc.	4,899	78
* Team Inc.	5,512	76
* Gener8 Maritime Inc.	16,381	75
Hawaiian Holdings Inc.	1,710	74
FreightCar America Inc.	4,217	71
* Maxwell Technologies Inc.	12,514	70
Tetra Tech Inc.	1,347	67
Hardinge Inc.	3,930	67
Graham Corp.	3,320	66
* Rush Enterprises Inc. Class B	1,373	63
NACCO Industries Inc. Class A	1,346	59
* Eagle Bulk Shipping Inc.	13,346	58
CECO Environmental Corp.	10,364	56
* IES Holdings Inc.	3,009	53
Alamo Group Inc.	452	53
* Safe Bulkers Inc.	16,707	53
* PHI Inc.	4,022	52
* Liquidity Services Inc.	8,903	51
Hyster-Yale Materials Handling Inc.	588	50
Marlin Business Services Corp.	2,040	49
* Dorian LPG Ltd.	6,544	47
* Gencor Industries Inc.	2,576	46
Advanced Emissions Solutions Inc.	5,119	46
* Ascent Capital Group Inc. Class A	3,776	46
* Milacron Holdings Corp.	2,516	44
* Overseas Shipholding Group Inc. Class A	14,787	43
* Navios Maritime Holdings Inc.	31,185	43
Franklin Electric Co. Inc.	905	42
* Heritage-Crystal Clean Inc.	2,034	39
* Ardmore Shipping Corp.	4,866	39
* Orion Group Holdings Inc.	4,865	38
* NV5 Global Inc.	674	37
* DXP Enterprises Inc.	1,253	35
Navios Maritime Acquisition Corp.	25,956	35
Kimball International Inc. Class B	1,757	33
* DHI Group Inc.	16,852	31
* Genco Shipping & Trading Ltd.	2,668	30
* Willis Lease Finance Corp.	1,113	29
Systemax Inc.	943	29
* Control4 Corp.	845	28
* ServiceSource International Inc.	8,630	25
* Blue Bird Corp.	1,196	23
General Cable Corp.	1,043	22
Schneider National Inc. Class B	854	22
Knoll Inc.	1,028	22
Tennant Co.	318	21
Heartland Express Inc.	897	21
* Information Services Group Inc.	4,291	19
Universal Logistics Holdings Inc.	703	16

* Vicor Corp.	538	12
* GP Strategies Corp.	432	10
* InnerWorkings Inc.	910	10
* Daseke Inc.	577	7
* Hill International Inc.	1,141	7
* ExOne Co.	283	3
* Conduent Inc.	2	—
		41,092
Technology (7.7%)
* ViaSat Inc.	17,272	1,282
* Cree Inc.	33,690	1,197
* CACI International Inc. Class A	8,378	1,105
* Tech Data Corp.	11,214	1,084
SYNNEX Corp.	7,916	1,078
Vishay Intertechnology Inc.	46,703	1,023
* NetScout Systems Inc.	30,076	934
* Sanmina Corp.	25,545	869
* Verint Systems Inc.	17,959	786
* Plexus Corp.	11,549	722
TiVo Corp.	40,022	712
* Anixter International Inc.	9,926	710
* II-VI Inc.	14,687	696
* VeriFone Systems Inc.	34,893	605
* NETGEAR Inc.	11,031	568
* Benchmark Electronics Inc.	17,092	521
* Knowles Corp.	30,273	478
* Viavi Solutions Inc.	49,117	460
ManTech International Corp. Class A	8,838	451
* Finisar Corp.	21,045	421
* TTM Technologies Inc.	24,991	408
* Rambus Inc.	27,511	407
ADTRAN Inc.	16,657	385
* Infinera Corp.	49,932	361
* Acxiom Corp.	12,949	353
* Amkor Technology Inc.	33,283	352
* Ambarella Inc.	6,451	350
* Cray Inc.	13,814	314
* ScanSource Inc.	8,599	310
CTS Corp.	11,023	300
AVX Corp.	16,238	295
* Insight Enterprises Inc.	7,540	294
* Diodes Inc.	9,736	285
* Electro Scientific Industries Inc.	11,099	266
* Veeco Instruments Inc.	16,214	262
* Blucora Inc.	11,809	243
* Super Micro Computer Inc.	10,604	234
* Photronics Inc.	22,748	219
* IXYS Corp.	8,786	213
* Perficient Inc.	10,891	211
* MicroStrategy Inc. Class A	1,417	194
* Kimball Electronics Inc.	9,252	193
* Stratasys Ltd.	8,393	183
Monotype Imaging Holdings Inc.	7,217	182
Cohu Inc.	7,940	181
* Silver Spring Networks Inc.	10,836	174
* Evolent Health Inc. Class A	13,379	172
Comtech Telecommunications Corp.	7,828	170

*	Actua Corp.	10,473	162
*	Bazaarvoice Inc.	28,321	154
*	Synchronoss Technologies Inc.	14,224	143
*	Glu Mobile Inc.	32,548	127
*	Ribbon Communications Inc.	15,770	123
*	VASCO Data Security International Inc.	9,110	122
	Park Electrochemical Corp.	6,365	122
*	AXT Inc.	12,285	119
*	Harmonic Inc.	27,181	114
*	Virtusa Corp.	2,453	114
	Progress Software Corp.	2,722	113
	PC Connection Inc.	3,950	108
*	pdvWireless Inc.	3,110	102
*	Alpha & Omega Semiconductor Ltd.	5,761	101
*	Calix Inc.	14,917	98
	CSG Systems International Inc.	2,061	95
*	DSP Group Inc.	7,162	93
*	KeyW Holding Corp.	16,310	90
*	Digi International Inc.	8,636	88
*	SMART Global Holdings Inc.	2,785	83
*	NeoPhotonics Corp.	11,221	80
*	Sigma Designs Inc.	13,025	76
*	Acacia Research Corp.	17,200	72
*	Sparton Corp.	3,091	72
*	Limelight Networks Inc.	14,356	70
	Bel Fuse Inc. Class B	2,536	68
*	Mercury Systems Inc.	1,263	66
*	TechTarget Inc.	4,686	66
*	Agilysys Inc.	5,181	63
*	KVH Industries Inc.	5,128	55
*	Bottomline Technologies de Inc.	1,639	55
*	Oclaro Inc.	7,469	53
*	Meet Group Inc.	19,442	49
	American Software Inc. Class A	3,798	49
	Daktronics Inc.	5,099	49
*	Presidio Inc.	2,947	45
	QAD Inc. Class A	1,189	44
*	EMCORE Corp.	5,349	42
*,^	Global Eagle Entertainment Inc.	15,277	42
*	Unisys Corp.	5,307	41
*	Quantum Corp.	7,777	40
*	GSI Technology Inc.	4,950	39
*	ARC Document Solutions Inc.	13,893	38
*	Nanometrics Inc.	1,486	37
*	RealNetworks Inc.	8,216	34
*	Leaf Group Ltd.	4,107	34
*	Telenav Inc.	5,082	28
*	Rubicon Project Inc.	15,415	28
*	SecureWorks Corp. Class A	2,804	28
*	Rudolph Technologies Inc.	1,114	27
*	Avid Technology Inc.	3,973	27
*	Xcerra Corp.	2,462	24
*	Acacia Communications Inc.	563	22
*	PCM Inc.	2,109	21
*	CyberOptics Corp.	1,113	18
*,^	Revolution Lighting Technologies Inc.	3,821	17
*	Digimarc Corp.	265	10

	NVE Corp.	114	10
*	Radisys Corp.	10,826	8
*	PDF Solutions Inc.	433	8
*	Kopin Corp.	2,212	7
*	Pendrell Corp.	727	5
*	ChannelAdvisor Corp.	537	5
*	Aquantia Corp.	368	4
*	Park City Group Inc.	396	4
*	Appian Corp.	120	3
*	ForeScout Technologies Inc.	100	2
*,^	Tintri Inc.	307	2
			27,171
Utilities (7.2%)
	IDACORP Inc.	17,371	1,716
	Portland General Electric Co.	30,779	1,528
	WGL Holdings Inc.	17,609	1,489
	ONE Gas Inc.	17,909	1,419
	ALLETE Inc.	17,562	1,414
	Spire Inc.	16,197	1,332
	Southwest Gas Holdings Inc.	14,621	1,257
	PNM Resources Inc.	27,437	1,248
	New Jersey Resources Corp.	27,305	1,218
	Avista Corp.	22,165	1,151
	Black Hills Corp.	18,434	1,079
	NorthWestern Corp.	16,716	1,074
	South Jersey Industries Inc.	27,374	927
	El Paso Electric Co.	13,885	846
	Northwest Natural Gas Co.	9,795	677
	Otter Tail Corp.	13,564	655
	Ormat Technologies Inc.	7,085	464
*	Dynegy Inc.	37,923	460
	Pattern Energy Group Inc. Class A	19,031	429
	Chesapeake Utilities Corp.	4,789	410
	NRG Yield Inc.	21,469	409
	MGE Energy Inc.	6,130	405
	SJW Group	5,641	384
*	Iridium Communications Inc.	28,784	355
*	Cincinnati Bell Inc.	14,569	316
	California Water Service Group	6,223	284
	Unitil Corp.	4,722	247
	Connecticut Water Service Inc.	3,862	244
	NRG Yield Inc. Class A	12,393	233
^	Frontier Communications Corp.	27,013	230
	American States Water Co.	3,816	220
	ATN International Inc.	3,617	216
	Windstream Holdings Inc.	65,359	172
	Consolidated Communications Holdings Inc.	9,915	140
	Spok Holdings Inc.	7,074	124
	Artesian Resources Corp. Class A	2,615	111
*	Globalstar Inc.	53,510	85
	Consolidated Water Co. Ltd.	5,079	67
*	Hawaiian Telcom Holdco Inc.	2,075	65
*	AquaVenture Holdings Ltd.	4,026	62
*	Intelsat SA	12,092	43
	Middlesex Water Co.	781	36
	RGC Resources Inc.	1,344	36
	IDT Corp. Class B	2,238	35

*	Atlantic Power Corp.			10,742	27
*	General Communication Inc. Class A			599	24
	Genie Energy Ltd. Class B			4,802	21
*	ORBCOMM Inc.			1,904	20
	York Water Co.			463	17
*	Evoqua Water Technologies Corp.			357	8
	Spark Energy Inc. Class A			509	6
					25,435
	Total Common Stocks (Cost $299,192)				350,462
		Coupon
	Temporary Cash Investments (1.1%)1
	Money Market Fund (1.1%)
	4,5 Vanguard Market Liquidity Fund	1.309%		38,851	3,885

			Maturity
			Date
	U.S. Government and Agency Obligations (0.0%)
6	United States Treasury Bill	1.084%	2/1/18	100	100
	Total Temporary Cash Investments (Cost $3,985)				3,985
	Total Investments (100.5%) (Cost $303,177)				354,447
	Other Assets and Liabilities-Net (-0.5%)5				(1,822)
	Net Assets (100%)				352,625

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,261,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $2,441,000 of collateral received for securities on loan, of which $6,000 is held in cash.
6 Securities and cash with a value of $100,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2017	27	2,086	55

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Russell 2000 Value Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	350,441	—	21
Temporary Cash Investments	3,885	100	—
Futures Contracts—Assets[1]	6	—	—
Total	354,332	100	21
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

Russell 2000 Value Index Fund

imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At November 30, 2017, the cost of investment securities for tax purposes was $303,207,000. Net unrealized appreciation of investment securities for tax purposes was $51,240,000, consisting of unrealized gains of $70,171,000 on securities that had risen in value since their purchase and $18,931,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Growth Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)1
Consumer Discretionary (15.7%)
*	Grand Canyon Education Inc.	28,384	2,695
	Texas Roadhouse Inc. Class A	40,512	2,069
*	Five Below Inc.	32,702	2,021
	LCI Industries	14,688	1,923
	Churchill Downs Inc.	8,155	1,916
	Tenneco Inc.	32,234	1,915
	Nexstar Media Group Inc. Class A	27,524	1,869
	Vistaprint NV	15,126	1,842
	Cracker Barrel Old Country Store Inc.	11,641	1,820
*	Avis Budget Group Inc.	45,216	1,723
*	2U Inc.	26,538	1,701
*	Scientific Games Corp. Class A	32,226	1,697
*	Planet Fitness Inc. Class A	52,396	1,696
	Lithia Motors Inc. Class A	14,268	1,674
	Wolverine World Wide Inc.	57,202	1,657
*	Stamps.com Inc.	9,588	1,615
	Big Lots Inc.	26,797	1,584
	Marriott Vacations Worldwide Corp.	11,780	1,581
*	SiteOne Landscape Supply Inc.	20,484	1,532
*	Steven Madden Ltd.	35,801	1,530
	Sinclair Broadcast Group Inc. Class A	43,791	1,491
	Jack in the Box Inc.	14,221	1,472
*	Buffalo Wild Wings Inc.	9,385	1,464
	Boyd Gaming Corp.	45,443	1,449
	Dana Inc.	42,752	1,413
	Children's Place Inc.	10,467	1,391
*	Ollie's Bargain Outlet Holdings Inc.	28,846	1,369
*	Dave & Buster's Entertainment Inc.	25,064	1,329
	Cheesecake Factory Inc.	27,100	1,329
	Red Rock Resorts Inc. Class A	41,024	1,266
*,^	RH	12,179	1,235
	Bloomin' Brands Inc.	56,221	1,207
*	Sotheby's	23,000	1,185
	New York Times Co. Class A	61,880	1,163
*	Etsy Inc.	70,128	1,154
	PriceSmart Inc.	13,341	1,141
*	Dorman Products Inc.	16,538	1,130
	Matthews International Corp. Class A	18,897	1,071
*	Taylor Morrison Home Corp. Class A	43,036	1,040
	Monro Inc.	19,154	966
	Papa John's International Inc.	16,448	962
	Bob Evans Farms Inc.	12,026	939
	Winnebago Industries Inc.	16,683	913
	Nutrisystem Inc.	17,930	910
*	Shutterfly Inc.	20,299	897
*	Chegg Inc.	57,474	874
*	Sleep Number Corp.	24,452	860
*	IMAX Corp.	33,846	860
*	Eldorado Resorts Inc.	27,999	857

*	American Woodmark Corp.	8,512	848
	Camping World Holdings Inc. Class A	18,281	848
	Brinker International Inc.	22,571	829
*	Fox Factory Holding Corp.	21,140	824
	HSN Inc.	19,480	792
*	Cavco Industries Inc.	5,154	789
*	Asbury Automotive Group Inc.	11,205	737
*	Trade Desk Inc. Class A	14,307	703
*	Weight Watchers International Inc.	15,863	699
	Entercom Communications Corp. Class A	59,600	691
	Wingstop Inc.	17,532	687
*	Pinnacle Entertainment Inc.	22,316	685
	World Wrestling Entertainment Inc. Class A	23,479	669
*	Helen of Troy Ltd.	7,460	667
	Strayer Education Inc.	6,410	636
*	Gentherm Inc.	17,368	625
	Sturm Ruger & Co. Inc.	10,344	566
	Capella Education Co.	6,493	554
*	GoPro Inc. Class A	64,496	551
*	Shake Shack Inc. Class A	13,246	544
*	Quotient Technology Inc.	44,465	529
*	SeaWorld Entertainment Inc.	41,320	486
*	LGI Homes Inc.	6,867	482
*	Lumber Liquidators Holdings Inc.	16,979	481
*	Shutterstock Inc.	11,203	476
*	Liberty Media Corp-Liberty Braves Class C	20,776	470
*	American Outdoor Brands Corp.	32,414	455
	BJ's Restaurants Inc.	12,703	454
*	Instructure Inc.	13,026	453
*	Universal Electronics Inc.	8,520	452
	Columbia Sportswear Co.	6,274	441
	La-Z-Boy Inc.	12,888	424
*	Houghton Mifflin Harcourt Co.	43,312	422
	Viad Corp.	7,322	422
*	Denny's Corp.	29,920	405
*	Red Robin Gourmet Burgers Inc.	7,346	385
*	Malibu Boats Inc. Class A	12,284	384
	Ruth's Hospitality Group Inc.	17,852	383
*	HealthStream Inc.	15,567	370
	Standard Motor Products Inc.	8,089	366
*	Gray Television Inc.	25,186	363
	MDC Holdings Inc.	10,078	361
	Sonic Corp.	13,992	357
*	Crocs Inc.	32,012	350
	KB Home	11,146	350
	Hooker Furniture Corp.	6,839	342
	DineEquity Inc.	6,299	289
*	Cooper-Standard Holdings Inc.	2,276	287
	Entravision Communications Corp. Class A	40,004	282
*	elf Beauty Inc.	12,489	277
	Oxford Industries Inc.	3,912	270
	Marcus Corp.	9,402	264
*	MCBC Holdings Inc.	11,071	261
*	Chuy's Holdings Inc.	10,024	250
*	Nautilus Inc.	18,210	239
*,^	Overstock.com Inc.	5,053	238
*	ZAGG Inc.	11,563	236

	Inter Parfums Inc.	4,909	217
*	XO Group Inc.	11,110	215
*	Horizon Global Corp.	15,060	212
	Tile Shop Holdings Inc.	24,052	200
	Travelport Worldwide Ltd.	14,556	195
*	MarineMax Inc.	9,053	193
	Winmark Corp.	1,451	193
*	Penn National Gaming Inc.	6,540	188
*	La Quinta Holdings Inc.	10,420	186
*	Francesca's Holdings Corp.	22,635	168
	ILG Inc.	5,896	166
	Tailored Brands Inc.	9,369	158
*	Nathan's Famous Inc.	1,655	157
*	Care.com Inc.	8,226	156
*	Bojangles' Inc.	10,614	143
*	tronc Inc.	7,647	135
*	Liberty Media Corp-Liberty Braves Class A	5,934	134
	Collectors Universe Inc.	4,597	133
	Superior Uniform Group Inc.	5,097	130
*	MDC Partners Inc. Class A	10,728	124
*	Lindblad Expeditions Holdings Inc.	11,928	122
*	Habit Restaurants Inc. Class A	12,353	116
*	Drive Shack Inc.	18,410	114
*,^	Duluth Holdings Inc.	5,874	112
*,^	Sportsman's Warehouse Holdings Inc.	22,060	111
*	Central Garden & Pet Co. Class A	2,727	105
*	M/I Homes Inc.	2,846	103
*	Eros International plc	7,708	97
*	Franklin Covey Co.	4,763	96
*	Deckers Outdoor Corp.	1,271	95
	Carriage Services Inc. Class A	3,707	95
*	Bridgepoint Education Inc.	10,051	92
*	TRI Pointe Group Inc.	5,045	91
*	Meritage Homes Corp.	1,632	90
*	William Lyon Homes Class A	2,715	81
*	America's Car-Mart Inc.	1,620	75
	Marine Products Corp.	4,857	73
*	At Home Group Inc.	2,540	70
*	Caesars Entertainment Corp.	4,976	66
*	1-800-Flowers.com Inc. Class A	5,116	52
*	Potbelly Corp.	4,026	52
*	Hovnanian Enterprises Inc. Class A	17,744	51
*	Golden Entertainment Inc.	1,425	49
*,^	Revlon Inc. Class A	2,196	48
*	Zoe's Kitchen Inc.	2,725	44
*	J. Jill Inc.	6,621	42
*	WideOpenWest Inc.	4,041	40
*	Reading International Inc. Class A	2,402	38
*	Noodles & Co. Class A	6,589	33
*	Funko Inc. Class A	3,360	30
	National Presto Industries Inc.	282	29
*	Empire Resorts Inc.	1,085	28
*	Central Garden & Pet Co.	712	28
*	Eastman Kodak Co.	8,296	27
*	Century Communities Inc.	830	26
*	Inspired Entertainment Inc.	2,228	21
*	Rosetta Stone Inc.	1,646	20

	RCI Hospitality Holdings Inc.	483	16
*	Fiesta Restaurant Group Inc.	797	15
*	Party City Holdco Inc.	965	13
	Emerald Expositions Events Inc.	598	13
*	Carvana Co.	713	12
*	Cambium Learning Group Inc.	1,854	11
*	Hemisphere Media Group Inc. Class A	551	6
*,^	Sears Holdings Corp.	1,501	6
	Liberty Tax Inc.	366	4
	Fred's Inc. Class A	769	4
			103,062
Consumer Staples (2.3%)
^	B&G Foods Inc.	39,811	1,541
*	Performance Food Group Co.	51,690	1,533
	Lancaster Colony Corp.	11,394	1,519
	J&J Snack Foods Corp.	9,127	1,379
	WD-40 Co.	8,378	1,000
*	Boston Beer Co. Inc. Class A	5,198	935
	Core-Mark Holding Co. Inc.	27,547	913
	National Beverage Corp.	7,131	778
	Calavo Growers Inc.	9,672	739
	Vector Group Ltd.	27,430	617
	Coca-Cola Bottling Co. Consolidated	2,838	612
	MGP Ingredients Inc.	6,868	511
*	USANA Health Sciences Inc.	6,991	501
	PetMed Express Inc.	11,919	469
	Medifast Inc.	6,387	438
	John B Sanfilippo & Son Inc.	5,179	313
*	Freshpet Inc.	14,793	281
^	Tootsie Roll Industries Inc.	7,072	264
*	Chefs' Warehouse Inc.	10,950	222
*	Primo Water Corp.	15,254	200
*	Craft Brew Alliance Inc.	7,800	152
*,^	Amplify Snack Brands Inc.	20,402	118
	Natural Health Trends Corp.	4,555	82
*	Castle Brands Inc.	52,245	64
	Limoneira Co.	2,361	60
	Turning Point Brands Inc.	3,220	56
*	Hostess Brands Inc. Class A	2,899	41
*	Lifeway Foods Inc.	3,063	31
	Dean Foods Co.	2,649	29
*	SUPERVALU Inc.	3	—
			15,398
Energy (1.1%)
*	Matador Resources Co.	54,230	1,551
*	Carrizo Oil & Gas Inc.	46,716	903
*	Jagged Peak Energy Inc.	34,643	526
*	Tellurian Inc.	34,845	440
*	Ring Energy Inc.	28,444	403
*	Fairmount Santrol Holdings Inc.	83,182	401
*	Keane Group Inc.	19,102	286
*	Penn Virginia Corp.	7,761	266
*,^	Sanchez Energy Corp.	42,835	222
*	ProPetro Holding Corp.	11,675	219
*	Abraxas Petroleum Corp.	84,909	176
*	Par Pacific Holdings Inc.	7,193	149

* SRC Energy Inc.	16,930	148
* Lilis Energy Inc.	25,390	126
* RigNet Inc.	7,753	125
* TPI Composites Inc.	6,333	120
Panhandle Oil and Gas Inc. Class A	5,137	114
Evolution Petroleum Corp.	15,589	109
* NCS Multistage Holdings Inc.	6,113	103
* Ultra Petroleum Corp.	10,412	100
* Solaris Oilfield Infrastructure Inc. Class A	6,133	99
* Smart Sand Inc.	11,932	95
* Select Energy Services Inc. Class A	5,698	94
* Gastar Exploration Inc.	54,435	57
* Isramco Inc.	427	51
* Bonanza Creek Energy Inc.	847	24
* Resolute Energy Corp.	696	21
* SilverBow Resources Inc.	809	18
* Flotek Industries Inc.	3,423	16
* Energy XXI Gulf Coast Inc.	2,767	14
CVR Energy Inc.	402	13
* W&T Offshore Inc.	3,007	9
* Ranger Energy Services Inc.	629	6
* Jones Energy Inc. Class A	3,101	3
* Westmoreland Coal Co.	2,557	3
* Rosehill Resources Inc.	5	—
		7,010
Financial Services (10.7%)
Fair Isaac Corp.	18,417	2,893
Primerica Inc.	27,551	2,865
* Essent Group Ltd.	49,245	2,179
* Texas Capital Bancshares Inc.	23,078	2,085
Evercore Inc. Class A	23,721	2,060
EastGroup Properties Inc.	20,321	1,912
Ryman Hospitality Properties Inc.	26,788	1,861
Home BancShares Inc.	76,763	1,827
* Green Dot Corp. Class A	27,666	1,710
QTS Realty Trust Inc. Class A	28,982	1,613
PS Business Parks Inc.	11,970	1,587
Urban Edge Properties	58,996	1,507
Potlatch Corp.	24,426	1,260
* Blackhawk Network Holdings Inc.	32,993	1,213
First Financial Bankshares Inc.	24,934	1,183
* HRG Group Inc.	68,119	1,182
ServisFirst Bancshares Inc.	27,942	1,173
RLI Corp.	19,526	1,166
* LendingTree Inc.	3,862	1,166
Artisan Partners Asset Management Inc. Class A	26,892	1,062
Physicians Realty Trust	59,373	1,061
* Eagle Bancorp Inc.	15,323	1,014
HFF Inc. Class A	22,171	1,001
Financial Engines Inc.	35,351	986
Bank of NT Butterfield & Son Ltd.	23,186	922
Moelis & Co. Class A	18,851	903
National Health Investors Inc.	10,919	852
Ameris Bancorp	16,653	826
WisdomTree Investments Inc.	69,643	801
* LendingClub Corp.	176,453	771
CareTrust REIT Inc.	42,231	769

	OM Asset Management plc	45,489	746
	Kennedy-Wilson Holdings Inc.	38,453	736
*	Walker & Dunlop Inc.	14,360	708
	Four Corners Property Trust Inc.	25,833	674
	Houlihan Lokey Inc. Class A	15,102	674
	Cohen & Steers Inc.	12,871	600
	Universal Health Realty Income Trust	7,664	574
*	PRA Group Inc.	16,475	573
	Washington REIT	16,853	545
	Rexford Industrial Realty Inc.	17,294	543
	First Industrial Realty Trust Inc.	16,196	527
	Alexander's Inc.	1,223	517
*	Cardtronics plc Class A	27,494	515
	LegacyTexas Financial Group Inc.	11,888	498
	Preferred Bank	7,848	491
*	Third Point Reinsurance Ltd.	27,839	472
	Cass Information Systems Inc.	6,566	447
	LTC Properties Inc.	9,648	442
	GEO Group Inc.	16,275	432
	EVERTEC Inc.	30,453	423
*	BofI Holding Inc.	15,290	423
*	Trupanion Inc.	13,545	403
	Diamond Hill Investment Group Inc.	1,911	403
	Saul Centers Inc.	6,098	394
	Kinsale Capital Group Inc.	8,733	389
	National General Holdings Corp.	18,129	383
	Gramercy Property Trust	13,412	383
	Universal Insurance Holdings Inc.	14,419	381
	Armada Hoffler Properties Inc.	24,340	376
*	Donnelley Financial Solutions Inc.	18,430	376
	FirstCash Inc.	5,263	355
	Live Oak Bancshares Inc.	13,750	354
	American Assets Trust Inc.	8,888	350
	Sabra Health Care REIT Inc.	18,064	348
	Westwood Holdings Group Inc.	4,904	335
	Carolina Financial Corp.	8,615	333
*	Pacific Premier Bancorp Inc.	8,231	326
*	Everi Holdings Inc.	38,392	313
*	Marcus & Millichap Inc.	9,676	309
	Glacier Bancorp Inc.	7,705	309
	Terreno Realty Corp.	8,184	308
	RMR Group Inc. Class A	4,262	257
	WSFS Financial Corp.	4,874	247
^	Virtu Financial Inc. Class A	14,874	242
	UMH Properties Inc.	15,319	236
*	Opus Bank	8,423	235
	Columbia Banking System Inc.	4,393	203
	Hamilton Lane Inc. Class A	5,792	200
	MB Financial Inc.	4,253	198
*	Allegiance Bancshares Inc.	4,887	195
*	eHealth Inc.	8,385	192
*,^	Altisource Portfolio Solutions SA	6,826	182
	National Bank Holdings Corp. Class A	5,239	178
*	Health Insurance Innovations Inc. Class A	7,121	166
*	FB Financial Corp.	3,912	166
	United Insurance Holdings Corp.	9,457	158
	Blue Hills Bancorp Inc.	6,922	148

	ConnectOne Bancorp Inc.	5,112	139
	Park Sterling Corp.	10,719	138
	Investors Title Co.	685	138
*	National Commerce Corp.	3,247	135
	Consolidated-Tomoka Land Co.	2,152	132
	Retail Opportunity Investments Corp.	6,672	131
	Monmouth Real Estate Investment Corp.	6,980	125
	Lakeland Financial Corp.	2,433	123
*	First Foundation Inc.	6,138	117
*	Planet Payment Inc.	25,659	115
	Union Bankshares Inc.	2,119	107
	Infinity Property & Casualty Corp.	903	97
*	Veritex Holdings Inc.	3,374	94
*	Enova International Inc.	6,296	94
*	NMI Holdings Inc. Class A	5,299	90
*	TriState Capital Holdings Inc.	3,725	90
	Meridian Bancorp Inc.	4,452	90
	HCI Group Inc.	2,936	88
	Pzena Investment Management Inc. Class A	7,877	88
	Hingham Institution for Savings	382	87
	First of Long Island Corp.	2,714	82
	Guaranty Bancorp	2,801	81
	National Storage Affiliates Trust	2,921	78
*	Trinity Place Holdings Inc.	11,039	78
*	Equity Bancshares Inc. Class A	2,180	75
*	HarborOne Bancorp Inc.	3,874	75
	Virtus Investment Partners Inc.	584	70
*	Maui Land & Pineapple Co. Inc.	4,224	68
	Silvercrest Asset Management Group Inc. Class A	4,487	68
*	Atlas Financial Holdings Inc.	3,376	68
*	Franklin Financial Network Inc.	1,848	65
*	Republic First Bancorp Inc.	6,791	64
	West Bancorporation Inc.	2,278	61
*	Green Bancorp Inc.	2,672	60
	Crawford & Co. Class B	5,902	59
	MedEquities Realty Trust Inc.	4,878	55
	Community Healthcare Trust Inc.	1,990	54
	Meta Financial Group Inc.	574	54
	CoBiz Financial Inc.	2,414	51
	Investment Technology Group Inc.	2,728	49
	Central Pacific Financial Corp.	1,491	48
	City Office REIT Inc.	3,525	47
	First Connecticut Bancorp Inc.	1,739	46
*	BSB Bancorp Inc.	1,451	46
^	Greene County Bancorp Inc.	1,488	46
*,^	Redfin Corp.	1,926	44
	NewStar Financial Inc.	3,713	44
	Northfield Bancorp Inc.	2,431	43
	Guaranty Bancshares Inc.	1,353	41
	Tompkins Financial Corp.	430	38
*	Atlantic Capital Bancshares Inc.	2,208	38
	Investar Holding Corp.	1,483	35
	Maiden Holdings Ltd.	5,150	34
	Piper Jaffray Cos.	418	33
	Heritage Insurance Holdings Inc.	1,781	32
	People's Utah Bancorp	1,012	32
*	Capstar Financial Holdings Inc.	1,434	31

Heritage Commerce Corp.	1,914	31
Charter Financial Corp.	1,487	28
Safety Income and Growth Inc.	1,452	27
Stewart Information Services Corp.	624	25
Ladenburg Thalmann Financial Services Inc.	7,255	25
Waterstone Financial Inc.	1,262	24
* Howard Bancorp Inc.	1,016	22
* MoneyGram International Inc.	1,535	22
Bankwell Financial Group Inc.	533	19
Midland States Bancorp Inc.	547	18
Old Line Bancshares Inc.	577	17
GAMCO Investors Inc. Class A	595	17
* Sunshine Bancorp Inc.	682	16
PICO Holdings Inc.	1,220	16
Access National Corp.	537	16
* Paragon Commercial Corp.	263	15
NexPoint Residential Trust Inc.	529	15
Western New England Bancorp Inc.	1,336	14
Bear State Financial Inc.	1,220	13
* Regional Management Corp.	494	12
* Byline Bancorp Inc.	553	12
* Ocwen Financial Corp.	3,577	11
* Cowen Inc. Class A	758	11
Clipper Realty Inc.	1,113	11
^ CPI Card Group Inc.	11,485	10
First Financial Northwest Inc.	595	10
Value Line Inc.	475	8
Southern Missouri Bancorp Inc.	208	8
Medley Management Inc. Class A	1,155	8
RBB Bancorp	318	8
Global Medical REIT Inc.	688	7
MidSouth Bancorp Inc.	435	6
Oconee Federal Financial Corp.	175	5
* Elevate Credit Inc.	638	5
* Provident Bancorp Inc.	176	4
Global Net Lease Inc.	3	—
		70,028
Health Care (22.9%)
* Nektar Therapeutics Class A	89,608	4,838
* Exact Sciences Corp.	71,160	4,233
* Catalent Inc.	76,258	3,034
HealthSouth Corp.	59,613	2,978
* Insulet Corp.	35,190	2,524
* PRA Health Sciences Inc.	29,576	2,436
* Masimo Corp.	27,135	2,411
Cantel Medical Corp.	22,032	2,346
Chemed Corp.	9,530	2,344
* Medidata Solutions Inc.	34,128	2,274
* Sage Therapeutics Inc.	22,917	2,118
* Molina Healthcare Inc.	26,640	2,084
* FibroGen Inc.	40,127	1,906
* Neogen Corp.	22,485	1,886
* Bluebird Bio Inc.	10,898	1,883
* Integra LifeSciences Holdings Corp.	38,552	1,874
* Penumbra Inc.	17,746	1,869
* Puma Biotechnology Inc.	17,386	1,841
* NuVasive Inc.	30,749	1,774

*	Blueprint Medicines Corp.	23,522	1,766
*	Clovis Oncology Inc.	26,600	1,672
*	Ligand Pharmaceuticals Inc.	12,427	1,638
*	Globus Medical Inc.	42,711	1,623
*	Portola Pharmaceuticals Inc.	30,939	1,570
*	HealthEquity Inc.	30,202	1,567
*	Wright Medical Group NV	63,307	1,539
*	Sarepta Therapeutics Inc.	27,387	1,525
*	Haemonetics Corp.	25,767	1,489
*	Prestige Brands Holdings Inc.	32,363	1,463
*	Avexis Inc.	15,150	1,436
*	AMN Healthcare Services Inc.	28,599	1,436
*	Ironwood Pharmaceuticals Inc. Class A	81,255	1,403
*	Amicus Therapeutics Inc.	99,742	1,388
*	ICU Medical Inc.	6,457	1,378
*	Halozyme Therapeutics Inc.	72,016	1,345
*	Inogen Inc.	10,314	1,328
*	Merit Medical Systems Inc.	29,485	1,281
*	Aerie Pharmaceuticals Inc.	19,877	1,277
*	INC Research Holdings Inc. Class A	33,085	1,267
*	Nevro Corp.	16,784	1,256
*	Ultragenyx Pharmaceutical Inc.	23,888	1,206
*,^	Teladoc Inc.	32,477	1,205
*	Insmed Inc.	38,421	1,198
*	Spark Therapeutics Inc.	16,105	1,179
*	Omnicell Inc.	22,258	1,166
*	Select Medical Holdings Corp.	64,840	1,144
*	Medicines Co.	38,431	1,114
*	Pacira Pharmaceuticals Inc.	23,709	1,095
*	Supernus Pharmaceuticals Inc.	28,589	1,081
*	Loxo Oncology Inc.	13,794	1,059
*	Array BioPharma Inc.	91,543	1,030
*	NxStage Medical Inc.	39,185	1,007
*	Corcept Therapeutics Inc.	55,007	987
*	Cambrex Corp.	19,605	958
*	Amedisys Inc.	17,200	929
*	Magellan Health Inc.	10,480	886
*	Global Blood Therapeutics Inc.	22,278	879
*	Varex Imaging Corp.	22,739	843
*,^	Prothena Corp. plc	17,962	835
*	Aimmune Therapeutics Inc.	21,232	811
*	Sangamo Therapeutics Inc.	50,058	811
*	Repligen Corp.	22,661	803
*	Natus Medical Inc.	19,575	784
*	Arena Pharmaceuticals Inc.	23,727	735
*,^	MiMedx Group Inc.	63,357	733
*	HMS Holdings Corp.	43,969	727
*	Cotiviti Holdings Inc.	22,143	724
*,^	Theravance Biopharma Inc.	25,207	717
*	Tenet Healthcare Corp.	49,072	692
*	Novocure Ltd.	34,860	671
	Abaxis Inc.	13,242	645
*	Quidel Corp.	16,745	636
*	Radius Health Inc.	22,449	636
*	Esperion Therapeutics Inc.	10,236	630
*	AnaptysBio Inc.	7,233	608
*	Innoviva Inc.	45,772	601

*	TherapeuticsMD Inc.	94,205	593
*	LHC Group Inc.	8,909	586
*	Acceleron Pharma Inc.	15,995	584
	Atrion Corp.	844	569
*,^	Omeros Corp.	26,839	557
*	Zogenix Inc.	14,291	555
*	Tivity Health Inc.	14,680	540
*	OraSure Technologies Inc.	32,273	534
	US Physical Therapy Inc.	7,311	534
*	Xencor Inc.	22,985	499
*	Ignyta Inc.	30,162	495
*	BioTelemetry Inc.	16,957	492
*	K2M Group Holdings Inc.	24,875	489
*	Dermira Inc.	18,943	485
*	Cardiovascular Systems Inc.	19,274	483
*	Intersect ENT Inc.	15,673	479
*	Foundation Medicine Inc.	8,737	465
*	Glaukos Corp.	17,286	463
*	iRhythm Technologies Inc.	8,317	462
*	AxoGen Inc.	16,468	440
*,^	Accelerate Diagnostics Inc.	14,825	438
*	Flexion Therapeutics Inc.	16,724	433
*	Amphastar Pharmaceuticals Inc.	21,896	429
*	Emergent BioSolutions Inc.	9,756	429
*	STAAR Surgical Co.	24,688	428
*	Assembly Biosciences Inc.	8,455	422
*	Editas Medicine Inc.	14,610	422
*	Akebia Therapeutics Inc.	26,991	420
	Ensign Group Inc.	17,075	414
*	Heron Therapeutics Inc.	23,509	414
*	Anika Therapeutics Inc.	7,180	396
*	MyoKardia Inc.	10,531	387
*	Lantheus Holdings Inc.	16,883	378
*	Revance Therapeutics Inc.	13,536	376
	Phibro Animal Health Corp. Class A	10,766	374
*	Vanda Pharmaceuticals Inc.	26,560	373
*	CytomX Therapeutics Inc.	17,529	363
*	Genomic Health Inc.	11,966	362
*,^	ZIOPHARM Oncology Inc.	79,272	362
*	AtriCure Inc.	19,383	359
*	La Jolla Pharmaceutical Co.	10,544	352
*	Providence Service Corp.	5,697	345
*	ANI Pharmaceuticals Inc.	4,836	344
*	Heska Corp.	3,893	334
	Meridian Bioscience Inc.	21,977	331
*	Cutera Inc.	7,975	327
*	Aclaris Therapeutics Inc.	13,641	323
*	ImmunoGen Inc.	50,781	322
*	Rigel Pharmaceuticals Inc.	75,816	315
*	PTC Therapeutics Inc.	19,520	311
*	NeoGenomics Inc.	33,661	311
*	CorVel Corp.	5,613	310
	LeMaitre Vascular Inc.	9,052	298
*	Quality Systems Inc.	20,545	296
*	Eagle Pharmaceuticals Inc.	4,971	294
*,^	Synergy Pharmaceuticals Inc.	136,835	285
*	Endologix Inc.	49,668	273

*	CryoLife Inc.	13,306	271
*,^	WaVe Life Sciences Ltd.	7,278	271
*	Paratek Pharmaceuticals Inc.	14,362	271
*	Lexicon Pharmaceuticals Inc.	25,998	266
*	Surmodics Inc.	7,903	262
*	Keryx Biopharmaceuticals Inc.	54,007	259
*	Immunomedics Inc.	23,749	258
*	Accuray Inc.	49,150	253
*	TG Therapeutics Inc.	29,286	252
*	Aduro Biotech Inc.	26,227	249
*	Progenics Pharmaceuticals Inc.	42,688	247
*,^	Achaogen Inc.	20,610	246
*	Audentes Therapeutics Inc.	8,449	244
*	Capital Senior Living Corp.	14,828	241
*	Depomed Inc.	34,432	236
*	RadNet Inc.	22,315	234
	Luminex Corp.	10,820	231
*	Enzo Biochem Inc.	23,497	231
*	Inovio Pharmaceuticals Inc.	49,159	226
*	Invitae Corp.	25,725	225
*	Epizyme Inc.	18,324	220
*	Cerus Corp.	55,112	218
*	Cytokinetics Inc.	25,069	216
*	R1 RCM Inc.	55,313	215
*	BioCryst Pharmaceuticals Inc.	40,932	208
*	Coherus Biosciences Inc.	23,142	207
*	Corbus Pharmaceuticals Holdings Inc.	26,764	206
*	Oxford Immunotec Global plc	13,652	203
*	Pacific Biosciences of California Inc.	62,675	200
*	Tabula Rasa HealthCare Inc.	5,623	195
*	Calithera Biosciences Inc.	18,483	194
*	Kura Oncology Inc.	11,808	190
*	Civitas Solutions Inc.	9,734	189
*	Catalyst Pharmaceuticals Inc.	43,833	188
*	Natera Inc.	18,946	184
*,^	Geron Corp.	89,732	179
*,^	ViewRay Inc.	18,460	178
	National Research Corp. Class A	5,236	178
*	Reata Pharmaceuticals Inc. Class A	6,826	173
*,^	Cara Therapeutics Inc.	13,917	173
*	Corium International Inc.	14,675	173
*,^	Adamas Pharmaceuticals Inc.	4,600	171
*	Tactile Systems Technology Inc.	5,606	167
*,^	Rockwell Medical Inc.	26,772	164
*	Codexis Inc.	23,420	162
*	Antares Pharma Inc.	86,742	160
*	Sucampo Pharmaceuticals Inc. Class A	12,325	157
*	BioSpecifics Technologies Corp.	3,414	153
*	Castlight Health Inc. Class B	39,127	153
*	Momenta Pharmaceuticals Inc.	10,926	151
*	Agenus Inc.	37,856	149
*	Addus HomeCare Corp.	4,448	148
	Utah Medical Products Inc.	1,793	146
*	Neos Therapeutics Inc.	13,621	140
*	Cross Country Healthcare Inc.	10,230	140
*	Jounce Therapeutics Inc.	8,815	139
*	GenMark Diagnostics Inc.	30,764	137

*	Idera Pharmaceuticals Inc.	61,086	135
*	Aratana Therapeutics Inc.	22,793	133
*	REGENXBIO Inc.	4,743	133
*	Biohaven Pharmaceutical Holding Co. Ltd.	5,648	131
*	Pieris Pharmaceuticals Inc.	21,109	130
*	Akcea Therapeutics Inc.	6,768	129
*	Entellus Medical Inc.	7,469	127
*	Seres Therapeutics Inc.	12,035	126
*	Madrigal Pharmaceuticals Inc.	2,505	126
*,^	Pulse Biosciences Inc.	5,542	120
*	RTI Surgical Inc.	24,737	119
*	Edge Therapeutics Inc.	11,725	118
*	NewLink Genetics Corp.	13,331	117
*	MediciNova Inc.	16,641	116
*	MacroGenics Inc.	5,987	116
*	Almost Family Inc.	1,941	115
*	Athersys Inc.	57,159	111
*	Bellicum Pharmaceuticals Inc.	11,069	111
*	Orthofix International NV	2,027	110
*	Syros Pharmaceuticals Inc.	7,383	110
*	Surgery Partners Inc.	11,649	109
*	Axovant Sciences Ltd.	19,827	109
*	Fluidigm Corp.	18,027	107
	Computer Programs & Systems Inc.	3,476	105
*	Concert Pharmaceuticals Inc.	4,634	105
*	Teligent Inc.	25,522	103
*	Ra Pharmaceuticals Inc.	6,992	100
*	ChemoCentryx Inc.	14,745	96
*	Veracyte Inc.	14,019	95
*,^	Organovo Holdings Inc.	62,383	94
*	Selecta Biosciences Inc.	8,698	93
*,^	Zynerba Pharmaceuticals Inc.	6,711	92
*	Novavax Inc.	66,020	90
*	Minerva Neurosciences Inc.	15,475	89
*	Triple-S Management Corp. Class B	3,092	88
*	Strongbridge Biopharma plc	13,032	87
*	Durect Corp.	80,158	84
*,^	Anavex Life Sciences Corp.	21,954	83
*,^	Corindus Vascular Robotics Inc.	62,973	81
*	Insys Therapeutics Inc.	15,282	81
*	FONAR Corp.	3,204	80
*	American Renal Associates Holdings Inc.	5,462	79
*	PetIQ Inc.	3,458	77
*	Fortress Biotech Inc.	19,778	76
*	G1 Therapeutics Inc.	3,632	75
*	Acorda Therapeutics Inc.	3,653	74
*	Kala Pharmaceuticals Inc.	3,808	73
*	Calyxt Inc.	3,762	72
*,^	VBI Vaccines Inc.	13,661	69
*	Alder Biopharmaceuticals Inc.	6,147	68
*,^	Dova Pharmaceuticals Inc.	2,216	66
*	Conatus Pharmaceuticals Inc.	15,885	66
*,^	Advaxis Inc.	20,918	63
*	Merrimack Pharmaceuticals Inc.	5,279	61
*	Tocagen Inc.	4,787	57
*,^	Ocular Therapeutix Inc.	13,853	57
*	Dynavax Technologies Corp.	2,788	56

*,^	Miragen Therapeutics Inc.	6,779	54
*	Clearside Biomedical Inc.	7,489	53
*	Curis Inc.	66,988	53
*,^	Quotient Ltd.	10,903	53
*	Karyopharm Therapeutics Inc.	4,702	53
*,^	Athenex Inc.	3,034	52
*	Syndax Pharmaceuticals Inc.	5,736	50
*	Protagonist Therapeutics Inc.	2,509	49
*,^	XBiotech Inc.	11,560	49
*	Viveve Medical Inc.	9,677	48
*,^	Sienna Biopharmaceuticals Inc.	2,174	44
*	Mersana Therapeutics Inc.	2,232	42
*,^	Matinas BioPharma Holdings Inc.	29,624	42
*	Asterias Biotherapeutics Inc.	16,466	40
*	Stemline Therapeutics Inc.	2,554	39
*	Versartis Inc.	18,582	36
*	NanoString Technologies Inc.	4,618	35
*	Ovid therapeutics Inc.	2,828	35
*	Nymox Pharmaceutical Corp.	7,903	30
*	Aileron Therapeutics Inc.	2,262	25
*	Obalon Therapeutics Inc.	3,005	25
*	ConforMIS Inc.	7,624	24
*	Fate Therapeutics Inc.	5,275	23
*	BioScrip Inc.	7,784	20
*	Iovance Biotherapeutics Inc.	2,025	18
*	vTv Therapeutics Inc. Class A	4,307	18
*	Genocea Biosciences Inc.	13,494	16
*	Genesis Healthcare Inc.	20,922	14
*	Collegium Pharmaceutical Inc.	760	13
*	Allena Pharmaceuticals Inc.	914	13
*	Oncocyte Corp.	2,017	10
*	Kindred Biosciences Inc.	1,224	9
*	Melinta Therapeutics Inc.	445	8
*	Recro Pharma Inc.	476	5
*	Immune Design Corp.	1,114	5
*	Spero Therapeutics Inc.	238	3
*	Trevena Inc.	1,706	3
			150,818
Materials & Processing (8.7%)
*	Louisiana-Pacific Corp.	82,700	2,283
	PolyOne Corp.	49,229	2,275
*	Trex Co. Inc.	17,905	2,109
	Sensient Technologies Corp.	26,770	2,076
*	Ingevity Corp.	25,747	2,049
*	Summit Materials Inc. Class A	64,864	1,995
*	Beacon Roofing Supply Inc.	30,024	1,924
*	RBC Bearings Inc.	14,032	1,873
	Balchem Corp.	19,111	1,668
*	JELD-WEN Holding Inc.	40,815	1,596
	Cabot Microelectronics Corp.	15,079	1,452
	Trinseo SA	18,725	1,382
*	Masonite International Corp.	17,963	1,323
	Compass Minerals International Inc.	18,688	1,304
	HB Fuller Co.	22,913	1,296
	Quaker Chemical Corp.	7,837	1,291
*	Ferro Corp.	50,501	1,280
	Universal Forest Products Inc.	32,061	1,256

	Mueller Industries Inc.	34,431	1,253
*	Builders FirstSource Inc.	58,424	1,192
	KapStone Paper and Packaging Corp.	52,491	1,167
	Worthington Industries Inc.	24,876	1,035
*	Installed Building Products Inc.	13,013	1,003
	US Silica Holdings Inc.	30,178	1,001
*	Patrick Industries Inc.	9,772	989
	Comfort Systems USA Inc.	22,239	955
	AAON Inc.	25,018	912
	Minerals Technologies Inc.	12,001	870
	Apogee Enterprises Inc.	17,084	855
	Interface Inc. Class A	33,693	841
	Neenah Paper Inc.	8,316	743
*	US Concrete Inc.	9,192	743
	Greif Inc. Class A	13,406	732
	Mueller Water Products Inc. Class A	56,662	708
*	AdvanSix Inc.	15,638	673
*	Continental Building Products Inc.	23,846	665
	A Schulman Inc.	17,240	654
	Stepan Co.	7,658	636
*	Koppers Holdings Inc.	12,447	621
*	GMS Inc.	16,581	619
	Deltic Timber Corp.	6,618	611
	Chase Corp.	4,313	545
	Advanced Drainage Systems Inc.	21,311	505
*	PGT Innovations Inc.	29,179	477
	NN Inc.	16,362	457
	Global Brass & Copper Holdings Inc.	12,057	417
*	NCI Building Systems Inc.	24,127	403
	Kronos Worldwide Inc.	13,680	382
	Griffon Corp.	15,107	353
	Rayonier Advanced Materials Inc.	16,405	308
	KMG Chemicals Inc.	5,556	302
	Myers Industries Inc.	13,953	298
	Insteel Industries Inc.	9,829	271
*	Ply Gem Holdings Inc.	13,394	238
	Simpson Manufacturing Co. Inc.	3,697	222
*	Caesarstone Ltd.	8,728	217
	Culp Inc.	6,563	211
*	OMNOVA Solutions Inc.	17,278	185
*	Kraton Corp.	3,915	184
	Boise Cascade Co.	4,595	177
	Greif Inc. Class B	2,820	176
	Schweitzer-Mauduit International Inc.	3,644	165
*	Coeur Mining Inc.	17,885	136
	Omega Flex Inc.	1,719	111
*,^	Forterra Inc.	11,122	109
*	Uranium Energy Corp.	76,693	102
*	Lawson Products Inc.	3,003	77
*	Klondex Mines Ltd.	31,761	77
*,^	Huttig Building Products Inc.	10,874	74
	Calgon Carbon Corp.	2,685	58
*	BMC Stock Holdings Inc.	2,218	51
*	Landec Corp.	3,775	47
	Hawkins Inc.	1,182	45
*	Shiloh Industries Inc.	5,272	45
*	Foundation Building Materials Inc.	2,775	42

	Quanex Building Products Corp.	1,608	35
*	Century Aluminum Co.	1,737	23
*	Verso Corp.	1,401	16
	United States Lime & Minerals Inc.	64	6
	Valhi Inc.	744	5
			57,462
Other (0.1%)2
*,3	Dyax Corp CVR Exp. 12/31/2019	73,258	147
*	PQ Group Holdings Inc.	3,450	57
*	Switch Inc.	2,585	44
*	Deciphera Pharmaceuticals Inc.	1,680	33
*	National Vision Holdings Inc.	1,020	33
*	Bluegreen Vacations Corp.	1,964	32
*	Scpharmaceuticals Inc.	1,733	28
*	Bandwidth Inc. Class A	1,129	25
*	Roku Inc.	553	24
*	Rhythm Pharmaceuticals Inc.	768	22
*	SailPoint Technologies Holding Inc.	1,447	21
*,^,3 Tobira Therapeutics CVR Exp. 12/31/2028		3,989	18
*	Stitch Fix Inc. Class A	772	16
*	SendGrid Inc.	689	14
*	Metropolitan Bank Holding Corp.	310	14
*	Apellis Pharmaceuticals Inc.	978	14
*	Optinose Inc.	576	11
*	Altair Engineering Inc. Class A	481	11
*	Cargurus Inc.	186	6
*	MongoDB Inc.	141	4
*	OrthoPediatrics Corp.	187	4
*,3	Omthera Pharmaceuticals Inc. CVR	2,001	1
*,3	Durata Therapeutics Inc CVR Exp. 12/31/2018	534	—
*,3	Clinical Data CVR	367	—
*,3	Chelsea Therapeutics International Ltd. CVR	27,975	—
			579
Producer Durables (16.1%)
	Knight-Swift Transportation Holdings Inc.	75,938	3,241
	Littelfuse Inc.	13,620	2,763
	MAXIMUS Inc.	38,818	2,682
	Woodward Inc.	32,263	2,496
	Curtiss-Wright Corp.	20,030	2,488
	John Bean Technologies Corp.	19,012	2,277
	Kennametal Inc.	48,484	2,260
	Brink's Co.	27,748	2,243
	Healthcare Services Group Inc.	43,126	2,240
	EMCOR Group Inc.	26,978	2,179
	Deluxe Corp.	29,408	2,091
*	On Assignment Inc.	30,738	1,966
*	Dycom Industries Inc.	18,269	1,962
*	Generac Holdings Inc.	37,295	1,834
	EnerSys	26,357	1,821
*	MasTec Inc.	40,194	1,803
*	Advanced Energy Industries Inc.	24,044	1,803
	Hillenbrand Inc.	38,242	1,742
	MSA Safety Inc.	20,123	1,731
	Tetra Tech Inc.	32,176	1,609
*	WageWorks Inc.	24,115	1,547
	Applied Industrial Technologies Inc.	23,127	1,479

*	Proto Labs Inc.	14,976	1,441
*	Itron Inc.	20,698	1,334
*	Aerojet Rocketdyne Holdings Inc.	41,729	1,314
	Insperity Inc.	10,941	1,290
	Hawaiian Holdings Inc.	29,158	1,258
	Granite Construction Inc.	18,646	1,238
	Franklin Electric Co. Inc.	26,403	1,222
*	ExlService Holdings Inc.	19,785	1,214
	Exponent Inc.	15,478	1,169
	Allegiant Travel Co. Class A	7,644	1,162
*	TriNet Group Inc.	24,972	1,118
	EnPro Industries Inc.	12,778	1,104
	Herman Miller Inc.	30,687	1,097
	Covanta Holding Corp.	70,740	1,075
	Forward Air Corp.	18,107	1,030
	HNI Corp.	26,664	933
*	OSI Systems Inc.	10,495	909
*	TopBuild Corp.	13,307	905
	Albany International Corp.	13,608	880
*	Harsco Corp.	48,555	876
*	Herc Holdings Inc.	14,624	865
	Sun Hydraulics Corp.	14,261	865
*	Air Transport Services Group Inc.	35,477	860
*	Electronics For Imaging Inc.	27,942	859
	Brady Corp. Class A	21,913	857
	Altra Industrial Motion Corp.	17,303	841
	Raven Industries Inc.	21,837	834
*	SPX Corp.	25,715	820
	Badger Meter Inc.	16,942	786
*,^	Axon Enterprise Inc.	31,454	783
	AZZ Inc.	15,684	754
	ABM Industries Inc.	17,139	734
	Watts Water Technologies Inc. Class A	9,758	726
*	Paylocity Holding Corp.	15,684	724
	H&E Equipment Services Inc.	19,027	708
	US Ecology Inc.	13,200	679
	Kadant Inc.	6,546	670
	Primoris Services Corp.	23,788	666
	Tennant Co.	10,093	664
	Standex International Corp.	6,003	642
	Steelcase Inc. Class A	41,945	638
	Multi-Color Corp.	8,251	631
	Heartland Express Inc.	27,014	617
*	Advanced Disposal Services Inc.	26,356	615
	General Cable Corp.	27,791	598
	Knoll Inc.	27,414	597
	Lindsay Corp.	6,327	594
*	Milacron Holdings Corp.	33,450	590
	Alamo Group Inc.	4,938	582
*	Lydall Inc.	10,091	556
	Douglas Dynamics Inc.	13,335	543
*	Astronics Corp.	12,947	537
	Argan Inc.	8,775	518
	Actuant Corp. Class A	18,267	482
	Schneider National Inc. Class B	18,234	478
	Hyster-Yale Materials Handling Inc.	5,223	443
*	Control4 Corp.	13,256	441

*	Saia Inc.	6,661	438
*	Atkore International Group Inc.	19,796	421
*	Rush Enterprises Inc. Class A	8,628	420
	REV Group Inc.	13,719	375
	Kforce Inc.	14,176	369
	Matson Inc.	12,188	356
	Astec Industries Inc.	6,395	354
	Kimball International Inc. Class B	18,987	352
	TeleTech Holdings Inc.	8,358	338
*,^	Plug Power Inc.	136,060	322
*	SPX FLOW Inc.	6,431	288
	Barrett Business Services Inc.	4,278	284
	Forrester Research Inc.	6,073	282
*	InnerWorkings Inc.	25,659	278
	Barnes Group Inc.	4,091	271
	Mesa Laboratories Inc.	1,960	264
*	Energy Recovery Inc.	21,906	246
	Quad/Graphics Inc.	10,609	239
	CIRCOR International Inc.	4,899	237
	Hackett Group Inc.	14,424	236
*	Vicor Corp.	9,213	208
*	DXP Enterprises Inc.	7,340	204
*	NV5 Global Inc.	3,616	201
	Wabash National Corp.	9,875	199
	Spartan Motors Inc.	12,294	196
	Federal Signal Corp.	8,625	185
*	CSW Industrials Inc.	3,802	183
	KBR Inc.	9,411	176
*	Kratos Defense & Security Solutions Inc.	16,567	173
*	Commercial Vehicle Group Inc.	15,395	172
*	MYR Group Inc.	4,560	162
	Systemax Inc.	5,297	162
*	GP Strategies Corp.	6,850	158
*	Moog Inc. Class A	1,799	151
*	CAI International Inc.	4,412	151
*	Daseke Inc.	11,544	146
*	HC2 Holdings Inc.	25,038	137
*	FARO Technologies Inc.	2,571	134
*	Hudson Technologies Inc.	22,420	129
	Allied Motion Technologies Inc.	4,004	128
*	SP Plus Corp.	3,188	125
*	Willdan Group Inc.	4,671	118
*	Team Inc.	8,245	113
	RR Donnelley & Sons Co.	11,530	108
*	Radiant Logistics Inc.	22,281	107
*	Hill International Inc.	18,315	104
*	Casella Waste Systems Inc. Class A	4,644	99
*,^	Energous Corp.	11,677	97
*	Tutor Perini Corp.	3,799	96
*	Heritage-Crystal Clean Inc.	4,882	93
	Universal Logistics Holdings Inc.	3,678	86
*	ServiceSource International Inc.	29,664	85
	Kaman Corp.	1,390	83
	ArcBest Corp.	2,095	79
*,^	ExOne Co.	6,346	77
*	Sykes Enterprises Inc.	2,198	70
*	Napco Security Technologies Inc.	6,933	69

*	Ardmore Shipping Corp.	8,660	69
*	Navistar International Corp.	1,680	68
	BG Staffing Inc.	4,213	66
*	Sterling Construction Co. Inc.	3,840	66
*	Rush Enterprises Inc. Class B	1,425	66
*	Orion Group Holdings Inc.	8,174	64
*	StarTek Inc.	6,344	62
^	EnviroStar Inc.	2,211	62
*	Information Services Group Inc.	12,833	58
*	YRC Worldwide Inc.	4,365	54
	McGrath RentCorp	1,003	48
	Marlin Business Services Corp.	1,857	44
*	Blue Bird Corp.	2,120	41
*	Vectrus Inc.	1,280	41
*	TrueBlue Inc.	1,364	39
	Advanced Emissions Solutions Inc.	3,573	32
*,^	Aqua Metals Inc.	9,810	32
*	Mistras Group Inc.	1,063	24
*	Great Lakes Dredge & Dock Corp.	3,217	16
	Miller Industries Inc.	417	12
*	Willis Lease Finance Corp.	195	5
			105,926
Technology (19.3%)
*	GrubHub Inc.	52,017	3,514
	MKS Instruments Inc.	32,604	3,075
*	Aspen Technology Inc.	45,384	3,037
*	EPAM Systems Inc.	29,724	3,015
	Monolithic Power Systems Inc.	24,179	2,862
	Blackbaud Inc.	28,836	2,839
	Entegris Inc.	85,959	2,605
*	Paycom Software Inc.	29,814	2,445
*	Integrated Device Technology Inc.	81,127	2,441
*	Proofpoint Inc.	26,437	2,381
*	Silicon Laboratories Inc.	25,394	2,313
*	Cirrus Logic Inc.	39,059	2,158
*	Yelp Inc. Class A	47,011	2,094
*	Lumentum Holdings Inc.	36,914	1,995
*	Zendesk Inc.	58,832	1,977
	Science Applications International Corp.	26,548	1,970
*	Ciena Corp.	85,165	1,852
*	Ellie Mae Inc.	20,490	1,811
*	RingCentral Inc. Class A	37,779	1,781
*	Rogers Corp.	10,918	1,759
*	HubSpot Inc.	20,649	1,671
*	RealPage Inc.	35,532	1,611
*	ACI Worldwide Inc.	70,385	1,610
	InterDigital Inc.	20,998	1,598
	Power Integrations Inc.	17,395	1,365
*	Mercury Systems Inc.	26,070	1,361
*	Semtech Corp.	39,303	1,338
*	CommVault Systems Inc.	23,804	1,283
*	Envestnet Inc.	26,101	1,283
*	Cornerstone OnDemand Inc.	31,434	1,162
*	Groupon Inc. Class A	205,064	1,157
*	Callidus Software Inc.	38,920	1,139
*	Nutanix Inc.	34,266	1,124
	Ebix Inc.	14,508	1,121

*	Qualys Inc.	19,031	1,121
	Pegasystems Inc.	22,214	1,121
*	iRobot Corp.	15,966	1,096
	Plantronics Inc.	20,095	1,051
*	Pure Storage Inc. Class A	56,425	1,043
*	Inphi Corp.	25,368	1,042
	Brooks Automation Inc.	41,697	1,038
*	New Relic Inc.	18,354	1,033
*	Box Inc.	49,053	1,032
*	BroadSoft Inc.	18,618	1,024
	Methode Electronics Inc.	21,628	1,019
*,^	Twilio Inc. Class A	37,529	1,000
	Progress Software Corp.	24,124	997
*	MaxLinear Inc.	36,327	959
*,^	Ubiquiti Networks Inc.	14,029	938
*	Novanta Inc.	19,328	930
	Diebold Nixdorf Inc.	45,631	876
*	Gigamon Inc.	22,212	863
*	Extreme Networks Inc.	65,878	846
*	MINDBODY Inc. Class A	25,643	836
*	Imperva Inc.	20,202	833
*	MACOM Technology Solutions Holdings Inc.	24,483	798
*	Q2 Holdings Inc.	18,910	791
*	Synaptics Inc.	20,802	785
*	Five9 Inc.	31,651	776
	CSG Systems International Inc.	16,526	758
*	GTT Communications Inc.	18,692	756
*	FormFactor Inc.	43,456	713
*	Bottomline Technologies de Inc.	21,129	704
*	Fabrinet	21,909	699
*	Acxiom Corp.	24,742	674
*	Coupa Software Inc.	18,767	665
*	ePlus Inc.	7,923	643
	NIC Inc.	38,717	643
*	Finisar Corp.	31,866	638
*	Oclaro Inc.	86,988	619
*	CEVA Inc.	12,938	615
*	Inovalon Holdings Inc. Class A	37,841	602
*,^	3D Systems Corp.	65,962	582
*	Varonis Systems Inc.	11,535	580
*	Axcelis Technologies Inc.	18,127	580
*	Hortonworks Inc.	30,278	576
	Xperi Corp.	29,553	570
*	Virtusa Corp.	11,878	550
*	Web.com Group Inc.	23,171	533
*	SPS Commerce Inc.	10,180	514
*	Syntel Inc.	19,929	510
*	TrueCar Inc.	41,828	510
*	Alarm.com Holdings Inc.	12,354	506
*	II-VI Inc.	10,657	505
*	Vocera Communications Inc.	16,858	494
	SYNNEX Corp.	3,588	489
*,^	Applied Optoelectronics Inc.	11,081	484
*	Viavi Solutions Inc.	51,506	483
*	CalAmp Corp.	20,858	477
*	Ambarella Inc.	8,286	450
*	MicroStrategy Inc. Class A	3,206	438

*	KEMET Corp.	28,284	436
*	Lattice Semiconductor Corp.	74,065	435
*	Barracuda Networks Inc.	15,165	419
*	Ultra Clean Holdings Inc.	19,867	417
*	Rudolph Technologies Inc.	16,918	411
*	PROS Holdings Inc.	15,843	397
*,^	Acacia Communications Inc.	10,176	394
*	CommerceHub Inc.	17,637	378
*	LivePerson Inc.	32,722	363
*	Loral Space & Communications Inc.	7,772	363
*	Carbonite Inc.	14,913	359
*,^	Tucows Inc. Class A	5,486	348
*	Blackline Inc.	9,459	347
*	MuleSoft Inc. Class A	14,673	337
*	Endurance International Group Holdings Inc.	35,039	328
*	Stratasys Ltd.	15,027	327
*	Insight Enterprises Inc.	8,374	327
*	Workiva Inc.	14,968	326
*	Ichor Holdings Ltd.	10,890	309
	Monotype Imaging Holdings Inc.	12,051	304
*	Nanometrics Inc.	11,956	301
*	Apptio Inc. Class A	13,411	299
*	PDF Solutions Inc.	15,907	288
*	Xcerra Corp.	28,002	277
*	Impinj Inc.	10,875	277
*	Everbridge Inc.	10,227	271
*	Verint Systems Inc.	6,097	267
*	Benefitfocus Inc.	9,591	260
*	Rambus Inc.	17,077	253
*	USA Technologies Inc.	28,390	247
*	Okta Inc.	8,151	238
*	Rapid7 Inc.	12,586	238
*	A10 Networks Inc.	29,597	237
*	Model N Inc.	14,079	229
	NVE Corp.	2,683	224
*	SMART Global Holdings Inc.	7,248	217
*	Internap Corp.	12,052	215
*	Digimarc Corp.	5,676	213
*	Appfolio Inc.	4,811	208
*	TTM Technologies Inc.	11,875	194
*	CommerceHub Inc. Class A	8,192	187
*	Diodes Inc.	6,008	176
*	Mitek Systems Inc.	18,815	169
*	Unisys Corp.	21,174	164
*	Tech Data Corp.	1,662	161
*	Quantenna Communications Inc.	12,753	156
*	Brightcove Inc.	20,879	154
	QAD Inc. Class A	3,956	146
*	Zix Corp.	32,344	142
*,^	Immersion Corp.	18,027	137
*	Cloudera Inc.	8,612	136
*	Presidio Inc.	8,784	136
*	Alteryx Inc. Class A	5,297	132
*	MobileIron Inc.	33,288	130
*	ViaSat Inc.	1,705	127
*	ChannelAdvisor Corp.	14,699	126
	American Software Inc. Class A	9,493	123

	Daktronics Inc.	12,324	118
	Reis Inc.	5,408	117
*	Upland Software Inc.	4,977	117
*	Pixelworks Inc.	20,021	115
*,^	VirnetX Holding Corp.	31,398	115
*	Blucora Inc.	5,527	114
*	Ooma Inc.	10,106	112
*,^	Yext Inc.	7,725	110
*	Super Micro Computer Inc.	4,998	110
*	Aerohive Networks Inc.	19,806	107
*	Kopin Corp.	32,624	105
	Simulations Plus Inc.	6,680	104
*	Clearfield Inc.	7,106	104
*	Evolent Health Inc. Class A	7,921	102
*	Avid Technology Inc.	14,625	98
*	Limelight Networks Inc.	19,981	97
*	Silver Spring Networks Inc.	5,898	95
*	VeriFone Systems Inc.	5,441	94
*	Intevac Inc.	12,213	91
*	Iteris Inc.	14,163	91
*	Amber Road Inc.	11,970	88
*,^	Park City Group Inc.	7,599	84
*	MicroVision Inc.	48,237	81
	Cohu Inc.	2,832	64
*	EMCORE Corp.	7,290	57
*	Telenav Inc.	10,229	56
*	TechTarget Inc.	3,992	56
*,^	Akoustis Technologies Inc.	6,056	41
*,^	Veritone Inc.	1,620	39
*,^	Ominto Inc.	8,238	38
	Bel Fuse Inc. Class B	1,301	35
*	Amkor Technology Inc.	3,277	35
*	CyberOptics Corp.	2,064	33
*,^	Tintri Inc.	4,305	23
*	Perficient Inc.	1,141	22
*	PCM Inc.	2,221	22
*	VASCO Data Security International Inc.	1,420	19
*	Majesco	3,534	19
*	Aquantia Corp.	1,474	18
*	Quantum Corp.	3,117	16
*	Meet Group Inc.	6,128	16
*	Glu Mobile Inc.	3,280	13
*	Alpha & Omega Semiconductor Ltd.	668	12
*	ForeScout Technologies Inc.	380	9
*	Sparton Corp.	316	7
*	Global Eagle Entertainment Inc.	1,523	4
*	Revolution Lighting Technologies Inc.	790	4
*	Radisys Corp.	3,218	2
*	Pendrell Corp.	265	2
			126,966
Utilities (2.3%)
	j2 Global Inc.	28,158	2,125
*	Vonage Holdings Corp.	121,137	1,233
	Cogent Communications Holdings Inc.	25,122	1,177
*	Straight Path Communications Inc. Class B	5,938	1,080
	Shenandoah Telecommunications Co.	28,057	1,076
	American States Water Co.	15,154	874

	California Water Service Group			17,944	818
*	8x8 Inc.			53,294	751
	Ormat Technologies Inc.			11,435	750
	MGE Energy Inc.			10,315	681
*	General Communication Inc. Class A			15,019	599
*	Boingo Wireless Inc.			21,949	542
*	ORBCOMM Inc.			37,485	403
	Middlesex Water Co.			8,257	381
*,^	Gogo Inc.			34,383	379
	Consolidated Communications Holdings Inc.			21,541	305
*	Globalstar Inc.			182,741	289
	York Water Co.			6,973	259
	Southwest Gas Holdings Inc.			2,839	244
	Pattern Energy Group Inc. Class A			8,797	198
	New Jersey Resources Corp.			4,024	179
*	Atlantic Power Corp.			49,737	127
	IDT Corp. Class B			6,894	108
	Chesapeake Utilities Corp.			1,095	94
^	Spark Energy Inc. Class A			6,404	80
*	Pure Cycle Corp.			10,287	71
	Global Water Resources Inc.			6,351	61
	RGC Resources Inc.			1,635	44
*	Evoqua Water Technologies Corp.			1,416	31
					14,959
Total Common Stocks (Cost $533,747)					652,208
		Coupon
Temporary Cash Investments (1.9%)1
Money Market Fund (1.7%)
4,5 Vanguard Market Liquidity Fund		1.309%		113,048	11,306

			Maturity
			Date
U.S. Government and Agency Obligations (0.2%)
6	United States Cash Management Bill	1.048%	1/2/18	1,000	999
6	United States Treasury Bill	1.116%	2/22/18	100	100
					1,099
Total Temporary Cash Investments (Cost $12,405)					12,405
Total Investments (101.1%) (Cost $546,152)					664,613
Other Assets and Liabilities-Net (-1.1%)5					(7,302)
Net Assets (100%)					657,311

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,727,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $8,168,000 of collateral received for securities on loan, of which $64,000 is held in cash.
6 Securities with a value of $210,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Russell 2000 Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2017	57	4,404	282

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	652,042	—	166
Temporary Cash Investments	11,306	1,099	—
Futures Contracts—Assets[1]	12	—	—
Total	663,360	1,099	166
1 Represents variation margin on the last day of the reporting period.

Russell 2000 Growth Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At November 30, 2017, the cost of investment securities for tax purposes was $546,162,000. Net unrealized appreciation of investment securities for tax purposes was $118,451,000, consisting of unrealized gains of $148,215,000 on securities that had risen in value since their purchase and $29,764,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 3000 Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (13.7%)
*	Amazon.com Inc.	16,883	19,867
	Home Depot Inc.	51,024	9,175
	Comcast Corp. Class A	200,039	7,509
	Walt Disney Co.	66,450	6,965
	Wal-Mart Stores Inc.	61,919	6,020
	McDonald's Corp.	34,745	5,975
*	Priceline Group Inc.	2,085	3,627
	Starbucks Corp.	60,164	3,479
	Costco Wholesale Corp.	18,444	3,402
	NIKE Inc. Class B	55,853	3,375
*	Netflix Inc.	17,385	3,261
	Time Warner Inc.	33,130	3,032
	Lowe's Cos. Inc.	35,674	2,974
*	Charter Communications Inc. Class A	8,077	2,635
	General Motors Co.	56,034	2,415
	Ford Motor Co.	164,884	2,064
	TJX Cos. Inc.	27,083	2,046
*,^	Tesla Inc.	5,550	1,714
	Marriott International Inc. Class A	13,492	1,713
*	eBay Inc.	42,640	1,478
	Twenty-First Century Fox Inc. Class A	45,633	1,458
	Target Corp.	23,314	1,397
	Ross Stores Inc.	16,492	1,254
	Yum! Brands Inc.	14,649	1,223
	Delphi Automotive plc	11,412	1,194
	Estee Lauder Cos. Inc. Class A	9,240	1,153
	Carnival Corp.	17,021	1,117
	Las Vegas Sands Corp.	15,030	1,041
	Dollar General Corp.	11,642	1,025
	VF Corp.	13,873	1,012
*	Dollar Tree Inc.	9,743	1,001
	Royal Caribbean Cruises Ltd.	7,290	903
*	O'Reilly Automotive Inc.	3,564	842
	CBS Corp. Class B	14,736	826
*	AutoZone Inc.	1,176	808
	MGM Resorts International	21,662	739
	DR Horton Inc.	14,479	738
	Hilton Worldwide Holdings Inc.	9,333	724
*	Mohawk Industries Inc.	2,553	722
	Omnicom Group Inc.	9,601	686
	Best Buy Co. Inc.	10,916	651
	Newell Brands Inc.	20,471	634
	Expedia Inc.	5,154	631
	Yum China Holdings Inc.	15,391	628
	L Brands Inc.	9,802	550
*	Ulta Beauty Inc.	2,474	549
	Genuine Parts Co.	5,866	545
	Twenty-First Century Fox Inc.	17,352	541
	Nielsen Holdings plc	14,665	538

Wynn Resorts Ltd.	3,327	526
* CarMax Inc.	7,518	518
Whirlpool Corp.	3,041	513
* LKQ Corp.	12,909	509
Lear Corp.	2,807	508
* Tapestry Inc.	12,093	504
Wyndham Worldwide Corp.	4,383	493
* NVR Inc.	141	490
BorgWarner Inc.	8,704	485
* DISH Network Corp. Class A	9,111	461
Fortune Brands Home & Security Inc.	6,600	452
PVH Corp.	3,320	447
Hasbro Inc.	4,801	447
Darden Restaurants Inc.	5,271	444
Aramark	10,315	439
Viacom Inc. Class B	15,315	434
* Liberty Interactive Corp. QVC Group Class A	17,668	431
* Norwegian Cruise Line Holdings Ltd.	7,832	424
Tiffany & Co.	4,418	418
PulteGroup Inc.	11,584	395
Vail Resorts Inc.	1,706	384
Tractor Supply Co.	5,556	379
Harley-Davidson Inc.	7,530	378
Domino's Pizza Inc.	2,000	372
* Michael Kors Holdings Ltd.	6,168	360
* Liberty Broadband Corp.	4,035	351
Sirius XM Holdings Inc.	63,299	348
Kohl's Corp.	7,147	343
Coty Inc. Class A	19,811	341
Goodyear Tire & Rubber Co.	10,370	336
Lennar Corp. Class A	5,323	334
* WABCO Holdings Inc.	2,202	329
* Chipotle Mexican Grill Inc. Class A	1,079	328
Hanesbrands Inc.	15,624	326
Gap Inc.	10,073	325
Polaris Industries Inc.	2,554	324
Thor Industries Inc.	2,080	319
Interpublic Group of Cos. Inc.	16,117	319
Toll Brothers Inc.	6,272	316
Garmin Ltd.	5,029	312
Macy's Inc.	13,092	312
* Liberty Media Corp-Liberty SiriusXM Class C	7,586	310
Advance Auto Parts Inc.	3,058	309
Adient plc	3,876	303
Scripps Networks Interactive Inc. Class A	3,586	293
* Burlington Stores Inc.	2,754	293
Service Corp. International	7,849	290
* Lululemon Athletica Inc.	4,210	282
Mattel Inc.	14,845	271
Leggett & Platt Inc.	5,586	269
* ServiceMaster Global Holdings Inc.	5,468	267
KAR Auction Services Inc.	5,185	261
* Liberty Media Corp-Liberty Formula One	6,957	253
* Live Nation Entertainment Inc.	5,544	252
Gentex Corp.	11,917	244
Foot Locker Inc.	5,685	244
H&R Block Inc.	8,968	235

Ralph Lauren Corp. Class A	2,444	233
Carter's Inc.	2,113	229
Nordstrom Inc.	5,034	229
Lennar Corp. Class B	4,411	226
Dunkin' Brands Group Inc.	3,764	225
Pool Corp.	1,706	214
Brunswick Corp.	3,871	214
News Corp. Class A	12,926	209
Dana Inc.	6,265	207
* Liberty Ventures Class A	3,614	202
Williams-Sonoma Inc.	3,799	194
* Skechers U.S.A. Inc. Class A	5,443	191
* Visteon Corp.	1,399	184
CalAtlantic Group Inc.	3,247	182
* Bright Horizons Family Solutions Inc.	2,031	181
* Madison Square Garden Co. Class A	827	179
* Grand Canyon Education Inc.	1,886	179
Six Flags Entertainment Corp.	2,669	175
* TripAdvisor Inc.	4,820	167
* Discovery Communications Inc. Class A	8,719	166
Cinemark Holdings Inc.	4,548	164
* Liberty Media Corp-Liberty SiriusXM Class A	3,838	156
* Lions Gate Entertainment Corp. Class B	5,000	155
* AutoNation Inc.	2,793	155
Signet Jewelers Ltd.	2,914	152
Extended Stay America Inc.	8,710	152
Texas Roadhouse Inc. Class A	2,908	149
* Five Below Inc.	2,365	146
Cable One Inc.	207	142
* Hyatt Hotels Corp. Class A	1,924	139
Tenneco Inc.	2,333	139
Tupperware Brands Corp.	2,195	139
Bed Bath & Beyond Inc.	5,963	134
Tribune Media Co. Class A	3,160	130
Nexstar Media Group Inc. Class A	1,884	128
News Corp. Class B	7,706	126
* Planet Fitness Inc. Class A	3,904	126
Marriott Vacations Worldwide Corp.	941	126
Cracker Barrel Old Country Store Inc.	808	126
Vistaprint NV	1,034	126
LCI Industries	959	126
* Under Armour Inc. Class A	9,368	124
Lithia Motors Inc. Class A	1,055	124
International Game Technology plc	4,476	123
TEGNA Inc.	9,186	122
Wendy's Co.	8,177	122
Churchill Downs Inc.	517	121
* Discovery Communications Inc.	6,607	119
* 2U Inc.	1,863	119
* Wayfair Inc.	1,700	119
* AMC Networks Inc. Class A	2,308	119
Jack in the Box Inc.	1,148	119
* Avis Budget Group Inc.	3,115	119
* Tempur Sealy International Inc.	2,038	118
* Murphy USA Inc.	1,488	117
* SiteOne Landscape Supply Inc.	1,558	117
ILG Inc.	4,147	116

* Stamps.com Inc.	690	116
John Wiley & Sons Inc. Class A	1,960	116
* Urban Outfitters Inc.	3,720	116
Wolverine World Wide Inc.	3,996	116
Big Lots Inc.	1,948	115
* Steven Madden Ltd.	2,674	114
Meredith Corp.	1,669	114
* Adtalem Global Education Inc.	2,732	113
Dick's Sporting Goods Inc.	3,762	111
* Buffalo Wild Wings Inc.	709	111
* Scientific Games Corp. Class A	2,100	111
American Eagle Outfitters Inc.	6,825	110
Boyd Gaming Corp.	3,432	109
* Helen of Troy Ltd.	1,215	109
KB Home	3,462	109
* Hilton Grand Vacations Inc.	2,714	108
Aaron's Inc.	2,763	104
* Ollie's Bargain Outlet Holdings Inc.	2,173	103
* Liberty Broadband Corp. Class A	1,198	103
* Michaels Cos. Inc.	4,748	103
* Sally Beauty Holdings Inc.	6,013	103
Choice Hotels International Inc.	1,303	102
Children's Place Inc.	759	101
Sinclair Broadcast Group Inc. Class A	2,957	101
* Deckers Outdoor Corp.	1,343	100
* Penn National Gaming Inc.	3,425	99
New York Times Co. Class A	5,207	98
* TRI Pointe Group Inc.	5,212	94
Regal Entertainment Group Class A	4,595	93
* Dave & Buster's Entertainment Inc.	1,742	92
* Meritage Homes Corp.	1,675	92
Bloomin' Brands Inc.	4,258	91
Cheesecake Factory Inc.	1,857	91
Graham Holdings Co. Class B	156	91
* Caesars Entertainment Corp.	6,540	87
Columbia Sportswear Co.	1,226	86
* Sotheby's	1,652	85
* Cooper-Standard Holdings Inc.	662	83
* RH	817	83
* Dorman Products Inc.	1,201	82
* Central Garden & Pet Co. Class A	2,117	82
GameStop Corp. Class A	4,349	82
PriceSmart Inc.	953	81
Cooper Tire & Rubber Co.	2,216	81
* Meritor Inc.	3,256	81
* Etsy Inc.	4,925	81
Time Inc.	4,306	80
* Under Armour Inc.	6,621	79
Matthews International Corp. Class A	1,353	77
Brinker International Inc.	2,058	76
Group 1 Automotive Inc.	919	74
Penske Automotive Group Inc.	1,525	74
* Liberty Expedia Holdings Inc. Class A	1,632	74
* Eldorado Resorts Inc.	2,404	74
Office Depot Inc.	22,331	73
AMERCO	196	73
La-Z-Boy Inc.	2,160	71

	Monro Inc.	1,388	70
*	Liberty Media Corp-Liberty Formula One Class A	2,009	70
	Bob Evans Farms Inc.	892	70
*	Shutterfly Inc.	1,546	68
	MDC Holdings Inc.	1,904	68
	Winnebago Industries Inc.	1,245	68
	Red Rock Resorts Inc. Class A	2,209	68
	Travelport Worldwide Ltd.	5,066	68
*	Chegg Inc.	4,433	67
	Papa John's International Inc.	1,140	67
*	American Axle & Manufacturing Holdings Inc.	3,683	66
	Entercom Communications Corp. Class A	5,652	66
*	IMAX Corp.	2,580	66
*	Cars.com Inc.	2,669	65
*	Taylor Morrison Home Corp. Class A	2,653	64
*	La Quinta Holdings Inc.	3,547	63
*	Sleep Number Corp.	1,783	63
*	Fox Factory Holding Corp.	1,593	62
	Viad Corp.	1,035	60
*	Cavco Industries Inc.	385	59
*	Pinnacle Entertainment Inc.	1,902	58
*	LGI Homes Inc.	813	57
	DSW Inc. Class A	2,668	57
	Callaway Golf Co.	3,897	57
	Gannett Co. Inc.	4,930	56
	Caleres Inc.	1,718	56
*	G-III Apparel Group Ltd.	1,815	56
*	Asbury Automotive Group Inc.	839	55
*	American Woodmark Corp.	539	54
	International Speedway Corp. Class A	1,300	54
	Wingstop Inc.	1,324	52
	Abercrombie & Fitch Co.	2,970	52
*	Lions Gate Entertainment Corp. Class A	1,566	51
*	Gentherm Inc.	1,393	50
*	Gray Television Inc.	3,455	50
	Oxford Industries Inc.	720	50
*	Fitbit Inc. Class A	7,222	50
*	MSG Networks Inc.	2,740	49
	Sonic Corp.	1,904	49
	HSN Inc.	1,194	49
*	Pandora Media Inc.	9,704	49
	Strayer Education Inc.	487	48
*	Floor & Decor Holdings Inc. Class A	1,172	48
*	Denny's Corp.	3,431	46
*	M/I Homes Inc.	1,266	46
	Capella Education Co.	532	45
	Chico's FAS Inc.	5,117	45
*	Career Education Corp.	3,397	45
	Guess? Inc.	2,718	45
*,^	JC Penney Co. Inc.	13,469	45
*	Hertz Global Holdings Inc.	2,320	44
	Standard Motor Products Inc.	970	44
	Scholastic Corp.	1,056	43
*	Houghton Mifflin Harcourt Co.	4,445	43
	Nutrisystem Inc.	853	43
*	Belmond Ltd. Class A	3,476	43
*	Weight Watchers International Inc.	966	43

BJ's Restaurants Inc.	1,183	42
Sturm Ruger & Co. Inc.	771	42
* Shake Shack Inc. Class A	1,008	41
* Quotient Technology Inc.	3,477	41
World Wrestling Entertainment Inc. Class A	1,450	41
* Trade Desk Inc. Class A	840	41
* Liberty Media Corp-Liberty Braves	1,795	41
* Universal Electronics Inc.	748	40
Ethan Allen Interiors Inc.	1,344	40
* William Lyon Homes Class A	1,311	39
Dillard's Inc. Class A	650	39
Camping World Holdings Inc. Class A	820	38
* Lumber Liquidators Holdings Inc.	1,340	38
* Express Inc.	3,852	38
* GoPro Inc. Class A	4,335	37
* Vista Outdoor Inc.	2,563	37
DineEquity Inc.	797	37
* Instructure Inc.	1,051	37
* Crocs Inc.	3,320	36
New Media Investment Group Inc.	2,079	36
* Red Robin Gourmet Burgers Inc.	687	36
* SeaWorld Entertainment Inc.	3,059	36
* EW Scripps Co. Class A	2,375	36
* American Outdoor Brands Corp.	2,515	35
Inter Parfums Inc.	790	35
^ AMC Entertainment Holdings Inc. Class A	2,432	35
Buckle Inc.	1,543	34
Tailored Brands Inc.	2,017	34
Hooker Furniture Corp.	649	32
* Overstock.com Inc.	680	32
Sonic Automotive Inc. Class A	1,476	31
* MDC Partners Inc. Class A	2,668	31
* Shutterstock Inc.	722	31
* HealthStream Inc.	1,270	30
Marcus Corp.	1,074	30
* Beazer Homes USA Inc.	1,425	30
* Liberty TripAdvisor Holdings Inc. Class A	3,104	29
* K12 Inc.	1,749	29
* XO Group Inc.	1,493	29
National Presto Industries Inc.	273	28
Tower International Inc.	877	28
Ruth's Hospitality Group Inc.	1,298	28
* Genesco Inc.	880	27
* Stoneridge Inc.	1,183	27
* Carrols Restaurant Group Inc.	2,006	27
Haverty Furniture Cos. Inc.	1,083	26
* ZAGG Inc.	1,275	26
* Central European Media Enterprises Ltd. Class A	5,175	26
* Malibu Boats Inc. Class A	796	25
* Regis Corp.	1,530	24
Rent-A-Center Inc.	2,116	24
* Century Communities Inc.	749	23
* Fiesta Restaurant Group Inc.	1,232	23
Superior Industries International Inc.	1,377	23
* Monarch Casino & Resort Inc.	486	23
* MarineMax Inc.	1,052	22
Barnes & Noble Inc.	3,208	22

*	Biglari Holdings Inc.	64	22
	Entravision Communications Corp. Class A	3,094	22
	Finish Line Inc. Class A	2,013	22
*	Laureate Education Inc. Class A	1,578	22
*	Motorcar Parts of America Inc.	823	21
	National CineMedia Inc.	3,417	21
	Acushnet Holdings Corp.	1,068	21
*	Del Frisco's Restaurant Group Inc.	1,422	21
*	elf Beauty Inc.	926	21
*	QuinStreet Inc.	1,860	20
*	tronc Inc.	1,092	19
*	Zumiez Inc.	877	19
	Bassett Furniture Industries Inc.	497	19
*	American Public Education Inc.	693	19
*	Ascena Retail Group Inc.	7,864	18
*	Nautilus Inc.	1,379	18
	Cato Corp. Class A	1,134	18
*	Golden Entertainment Inc.	519	18
	Pier 1 Imports Inc.	3,612	18
	Flexsteel Industries Inc.	338	18
*	Care.com Inc.	924	18
*	Del Taco Restaurants Inc.	1,417	17
*	MCBC Holdings Inc.	727	17
*	Chuy's Holdings Inc.	687	17
*	Hibbett Sports Inc.	852	17
*	Hovnanian Enterprises Inc. Class A	5,863	17
*	Horizon Global Corp.	1,167	16
	Winmark Corp.	122	16
	Citi Trends Inc.	617	16
*	Party City Holdco Inc.	1,144	16
*,^	Eros International plc	1,238	16
	Johnson Outdoors Inc. Class A	212	16
	Carriage Services Inc. Class A	605	15
*	Revlon Inc. Class A	702	15
*	Conn's Inc.	495	15
*	America's Car-Mart Inc.	329	15
	Shoe Carnival Inc.	560	15
*	Fossil Group Inc.	2,115	15
	RCI Hospitality Holdings Inc.	442	15
	Tile Shop Holdings Inc.	1,724	14
*	Drive Shack Inc.	2,271	14
*	El Pollo Loco Holdings Inc.	1,330	14
*	Daily Journal Corp.	59	14
*	Zoe's Kitchen Inc.	860	14
*	Perry Ellis International Inc.	548	13
*	Nathan's Famous Inc.	141	13
*	Reading International Inc. Class A	835	13
	Emerald Expositions Events Inc.	594	13
*	Francesca's Holdings Corp.	1,745	13
*	Barnes & Noble Education Inc.	2,104	13
	Hamilton Beach Brands Holding Co. Class A	440	13
*	1-800-Flowers.com Inc. Class A	1,174	12
*	Habit Restaurants Inc. Class A	1,257	12
*	Rosetta Stone Inc.	913	11
*	Franklin Covey Co.	540	11
	Speedway Motorsports Inc.	556	11
	CSS Industries Inc.	391	11

Clear Channel Outdoor Holdings Inc. Class A	2,248	11
Weyco Group Inc.	338	10
* At Home Group Inc.	339	9
Tilly's Inc. Class A	561	9
* Vera Bradley Inc.	1,033	9
* Century Casinos Inc.	1,006	9
Collectors Universe Inc.	313	9
* Bridgepoint Education Inc.	968	9
Fred's Inc. Class A	1,664	9
* Lands' End Inc.	666	8
* Duluth Holdings Inc.	427	8
* Delta Apparel Inc.	340	7
* Clarus Corp.	887	7
Big 5 Sporting Goods Corp.	904	7
* VOXX International Corp. Class A	941	6
* Ruby Tuesday Inc.	2,558	6
Libbey Inc.	886	6
* FTD Cos. Inc.	794	5
* Build-A-Bear Workshop Inc.	646	5
Marine Products Corp.	339	5
Escalade Inc.	365	5
* Vitamin Shoppe Inc.	1,121	4
* Cogint Inc.	942	4
Liberty Tax Inc.	321	4
* Iconix Brand Group Inc.	1,946	4
* Funko Inc. Class A	350	3
* Sequential Brands Group Inc.	1,628	3
* Eastman Kodak Co.	773	3
* Inspired Entertainment Inc.	202	2
		159,033
Consumer Staples (6.3%)
Procter & Gamble Co.	108,731	9,785
Coca-Cola Co.	163,532	7,485
PepsiCo Inc.	60,677	7,070
Philip Morris International Inc.	65,974	6,779
Altria Group Inc.	82,450	5,593
CVS Health Corp.	43,058	3,298
Walgreens Boots Alliance Inc.	39,441	2,870
Mondelez International Inc. Class A	62,399	2,679
Colgate-Palmolive Co.	36,480	2,643
Kraft Heinz Co.	25,872	2,105
Kimberly-Clark Corp.	14,914	1,786
Constellation Brands Inc. Class A	6,821	1,484
General Mills Inc.	24,237	1,371
Sysco Corp.	20,590	1,189
* Monster Beverage Corp.	17,169	1,076
Kroger Co.	38,341	991
Tyson Foods Inc. Class A	11,977	985
Archer-Daniels-Midland Co.	23,206	925
Clorox Co.	5,325	742
Kellogg Co.	10,610	702
Dr Pepper Snapple Group Inc.	7,545	680
Hershey Co.	5,956	661
Conagra Brands Inc.	16,669	622
Molson Coors Brewing Co. Class B	7,349	574
JM Smucker Co.	4,531	529
Church & Dwight Co. Inc.	10,692	503

McCormick & Co. Inc.	4,920	503
Brown-Forman Corp. Class B	7,586	454
Ingredion Inc.	2,938	407
Hormel Foods Corp.	11,092	404
Bunge Ltd.	5,775	386
Campbell Soup Co.	7,357	363
Lamb Weston Holdings Inc.	6,353	345
Pinnacle Foods Inc.	5,066	295
* US Foods Holding Corp.	7,874	229
* Post Holdings Inc.	2,781	221
* Herbalife Ltd.	2,882	202
* Hain Celestial Group Inc.	4,451	183
Casey's General Stores Inc.	1,501	181
Nu Skin Enterprises Inc. Class A	2,240	152
Sanderson Farms Inc.	889	151
Flowers Foods Inc.	7,358	147
* Edgewell Personal Care Co.	2,479	144
* Sprouts Farmers Market Inc.	5,913	138
Snyder's-Lance Inc.	3,421	132
Brown-Forman Corp. Class A	2,064	124
Spectrum Brands Holdings Inc.	1,054	121
* Blue Buffalo Pet Products Inc.	3,831	118
Energizer Holdings Inc.	2,486	114
Lancaster Colony Corp.	817	109
B&G Foods Inc.	2,772	107
* TreeHouse Foods Inc.	2,325	107
* United Natural Foods Inc.	2,158	104
* Performance Food Group Co.	3,222	96
Vector Group Ltd.	4,112	92
* Rite Aid Corp.	44,978	90
J&J Snack Foods Corp.	588	89
* Pilgrim's Pride Corp.	2,400	88
WD-40 Co.	603	72
Core-Mark Holding Co. Inc.	2,007	67
Fresh Del Monte Produce Inc.	1,310	64
* Boston Beer Co. Inc. Class A	339	61
* Cal-Maine Foods Inc.	1,190	59
National Beverage Corp.	541	59
* Hostess Brands Inc. Class A	3,643	51
Universal Corp.	939	50
Calavo Growers Inc.	642	49
MGP Ingredients Inc.	602	45
Dean Foods Co.	3,990	45
Coca-Cola Bottling Co. Consolidated	198	43
SpartanNash Co.	1,564	40
Seaboard Corp.	9	39
PetMed Express Inc.	948	37
Andersons Inc.	1,114	36
* Diplomat Pharmacy Inc.	1,996	36
Medifast Inc.	521	36
* USANA Health Sciences Inc.	453	32
* SUPERVALU Inc.	1,733	32
Tootsie Roll Industries Inc.	789	30
John B Sanfilippo & Son Inc.	461	28
Weis Markets Inc.	553	23
* Freshpet Inc.	1,175	22
Ingles Markets Inc. Class A	792	22

* Chefs' Warehouse Inc.	1,051	21
Omega Protein Corp.	914	20
* Cadiz Inc.	1,174	16
GNC Holdings Inc. Class A	2,838	16
* Primo Water Corp.	1,149	15
* Craft Brew Alliance Inc.	706	14
* Seneca Foods Corp. Class A	391	13
Limoneira Co.	518	13
* Farmer Brothers Co.	383	13
Village Super Market Inc. Class A	424	11
* Smart & Final Stores Inc.	1,163	11
* Amplify Snack Brands Inc.	1,605	9
Natural Health Trends Corp.	417	7
Alico Inc.	213	7
Nature's Sunshine Products Inc.	472	6
* Castle Brands Inc.	4,435	5
Turning Point Brands Inc.	286	5
Orchids Paper Products Co.	332	5
* Lifeway Foods Inc.	162	2
		72,810
Energy (5.5%)
Exxon Mobil Corp.	180,085	14,999
Chevron Corp.	80,371	9,563
Schlumberger Ltd.	59,100	3,714
ConocoPhillips	51,886	2,640
EOG Resources Inc.	24,663	2,524
Occidental Petroleum Corp.	32,469	2,289
Phillips 66	18,529	1,808
Valero Energy Corp.	19,174	1,642
Halliburton Co.	37,638	1,572
Kinder Morgan Inc.	82,969	1,430
Marathon Petroleum Corp.	21,621	1,354
Anadarko Petroleum Corp.	23,585	1,134
Pioneer Natural Resources Co.	7,062	1,102
Williams Cos. Inc.	35,189	1,022
* Concho Resources Inc.	6,175	864
Devon Energy Corp.	21,951	846
ONEOK Inc.	15,665	813
Andeavor	6,570	693
Apache Corp.	16,238	679
EQT Corp.	9,659	576
Cabot Oil & Gas Corp.	19,195	556
Baker Hughes a GE Co.	18,096	538
Hess Corp.	11,651	535
Noble Energy Inc.	20,307	534
Marathon Oil Corp.	35,048	520
National Oilwell Varco Inc.	15,250	512
* Diamondback Energy Inc.	4,160	455
Cimarex Energy Co.	3,779	439
* Cheniere Energy Inc.	8,626	417
Targa Resources Corp.	8,801	382
HollyFrontier Corp.	7,550	336
* Parsley Energy Inc. Class A	9,776	263
* Newfield Exploration Co.	8,446	261
Helmerich & Payne Inc.	4,096	240
* Energen Corp.	4,177	236
* First Solar Inc.	3,486	216

*	WPX Energy Inc.	16,044	203
	Valvoline Inc.	8,105	200
*	RSP Permian Inc.	5,408	199
	Murphy Oil Corp.	6,993	195
	Patterson-UTI Energy Inc.	9,009	194
*	Antero Resources Corp.	10,059	191
*	Continental Resources Inc.	3,803	180
	Range Resources Corp.	9,784	176
*	Transocean Ltd.	16,473	167
*	Chesapeake Energy Corp.	40,288	164
	PBF Energy Inc. Class A	4,929	160
*	CNX Resources Corp.	9,942	139
*	Southwestern Energy Co.	21,357	136
*	PDC Energy Inc.	2,769	127
*	Weatherford International plc	38,090	126
*	Centennial Resource Development Inc. Class A	5,856	119
*	QEP Resources Inc.	10,564	102
	Ensco plc Class A	18,768	101
*	Whiting Petroleum Corp.	4,026	100
	Golar LNG Ltd.	4,062	100
*	Matador Resources Co.	3,495	100
	SM Energy Co.	4,828	100
*	Oasis Petroleum Inc.	9,457	97
	Delek US Holdings Inc.	2,845	94
*	Callon Petroleum Co.	8,422	93
*	McDermott International Inc.	12,119	88
*	Dril-Quip Inc.	1,770	85
*	Gulfport Energy Corp.	6,420	82
	World Fuel Services Corp.	2,906	82
	Oceaneering International Inc.	4,069	79
*	Peabody Energy Corp.	2,350	78
*	Rowan Cos. plc Class A	5,227	76
*	SRC Energy Inc.	8,468	74
*	Laredo Petroleum Inc.	6,889	74
	Nabors Industries Ltd.	11,745	71
*	C&J Energy Services Inc.	2,230	70
*	Extraction Oil & Gas Inc.	4,530	68
	SemGroup Corp. Class A	2,826	68
*	Ultra Petroleum Corp.	6,974	67
*	Kosmos Energy Ltd.	8,246	66
	Arch Coal Inc. Class A	758	63
*	Superior Energy Services Inc.	6,322	61
	RPC Inc.	2,287	55
*	Oil States International Inc.	2,210	53
*	Carrizo Oil & Gas Inc.	2,637	51
*	NOW Inc.	4,644	48
*	Unit Corp.	2,166	46
*	Noble Corp. plc	10,987	46
*	Forum Energy Technologies Inc.	2,906	41
*	Newpark Resources Inc.	4,535	40
*	Halcon Resources Corp.	5,612	40
*	SunCoke Energy Inc.	3,444	39
*	Helix Energy Solutions Group Inc.	5,684	38
*	Tellurian Inc.	2,755	35
*,^	Diamond Offshore Drilling Inc.	2,094	34
*	Jagged Peak Energy Inc.	2,180	33
*	Ring Energy Inc.	2,284	32

Archrock Inc.	3,395	32
* California Resources Corp.	2,041	32
* Resolute Energy Corp.	1,073	32
* Exterran Corp.	1,046	32
* TerraForm Power Inc. Class A	2,531	31
* Par Pacific Holdings Inc.	1,435	30
* SunPower Corp. Class A	3,589	30
* SandRidge Energy Inc.	1,585	29
* Keane Group Inc.	1,960	29
* Bonanza Creek Energy Inc.	1,003	28
* CONSOL Energy Inc.	1,242	27
Warrior Met Coal Inc.	1,178	26
* REX American Resources Corp.	280	26
* TETRA Technologies Inc.	6,171	25
* WildHorse Resource Development Corp.	1,486	25
Green Plains Inc.	1,454	24
* Penn Virginia Corp.	712	24
CVR Energy Inc.	742	24
* Stone Energy Corp.	956	24
* Fairmount Santrol Holdings Inc.	4,893	24
* Sunrun Inc.	3,993	22
* TerraForm Global Inc. Class A	4,752	22
* Bill Barrett Corp.	3,629	21
* ProPetro Holding Corp.	1,115	21
* Renewable Energy Group Inc.	1,800	20
* Matrix Service Co.	1,151	20
* Denbury Resources Inc.	11,061	19
* Basic Energy Services Inc.	834	19
* Clean Energy Fuels Corp.	8,091	18
Panhandle Oil and Gas Inc. Class A	769	17
* Green Brick Partners Inc.	1,337	16
* Abraxas Petroleum Corp.	7,765	16
* Cloud Peak Energy Inc.	3,576	15
* W&T Offshore Inc.	4,671	15
* Natural Gas Services Group Inc.	575	15
* RigNet Inc.	859	14
* Flotek Industries Inc.	2,909	14
* CARBO Ceramics Inc.	1,298	13
Frank's International NV	2,047	13
* Geospace Technologies Corp.	808	12
* Tesco Corp.	2,845	12
* Eclipse Resources Corp.	4,453	11
* Lilis Energy Inc.	2,212	11
* Trecora Resources	867	11
* TPI Composites Inc.	551	10
Evolution Petroleum Corp.	1,359	9
* Midstates Petroleum Co. Inc.	561	9
* SEACOR Marine Holdings Inc.	760	9
* Gastar Exploration Inc.	8,766	9
* Pacific Ethanol Inc.	1,971	9
* Smart Sand Inc.	1,083	9
Gulf Island Fabrication Inc.	654	8
* NCS Multistage Holdings Inc.	493	8
* Mammoth Energy Services Inc.	410	8
* Energy XXI Gulf Coast Inc.	1,505	8
* Pioneer Energy Services Corp.	3,526	7
* SilverBow Resources Inc.	323	7

* Solaris Oilfield Infrastructure Inc. Class A	421	7
* Ameresco Inc. Class A	746	6
* Parker Drilling Co.	6,082	6
Hallador Energy Co.	840	5
* Key Energy Services Inc.	555	5
* Approach Resources Inc.	2,034	5
Adams Resources & Energy Inc.	102	5
* Isramco Inc.	38	4
* Vivint Solar Inc.	1,189	4
* Contango Oil & Gas Co.	1,111	3
		64,251
Financial Services (21.4%)
* Berkshire Hathaway Inc. Class B	81,820	15,792
JPMorgan Chase & Co.	150,172	15,696
Bank of America Corp.	419,809	11,826
Wells Fargo & Co.	190,872	10,779
Visa Inc. Class A	78,691	8,860
Citigroup Inc.	115,909	8,751
Mastercard Inc. Class A	40,135	6,039
Goldman Sachs Group Inc.	15,671	3,881
US Bancorp	67,519	3,724
* PayPal Holdings Inc.	47,998	3,635
American Express Co.	31,168	3,045
Chubb Ltd.	19,931	3,032
PNC Financial Services Group Inc.	20,726	2,913
Morgan Stanley	56,119	2,896
BlackRock Inc.	5,297	2,655
American Tower Corp.	17,910	2,578
Charles Schwab Corp.	50,697	2,474
Bank of New York Mellon Corp.	43,020	2,355
American International Group Inc.	38,322	2,298
CME Group Inc.	14,431	2,158
Simon Property Group Inc.	13,133	2,124
Prudential Financial Inc.	18,181	2,106
MetLife Inc.	38,561	2,070
Crown Castle International Corp.	17,182	1,942
Capital One Financial Corp.	20,792	1,913
Marsh & McLennan Cos. Inc.	21,987	1,845
S&P Global Inc.	11,039	1,827
Intercontinental Exchange Inc.	24,922	1,781
BB&T Corp.	34,868	1,723
Allstate Corp.	15,715	1,613
Travelers Cos. Inc.	11,835	1,604
Aon plc	11,015	1,545
Equinix Inc.	3,309	1,537
State Street Corp.	16,035	1,529
Prologis Inc.	22,220	1,472
Aflac Inc.	16,731	1,466
Public Storage	6,260	1,334
Fidelity National Information Services Inc.	14,126	1,333
Progressive Corp.	24,515	1,304
SunTrust Banks Inc.	20,475	1,262
Synchrony Financial	33,621	1,207
* Fiserv Inc.	8,961	1,178
Weyerhaeuser Co.	31,750	1,123
Discover Financial Services	15,615	1,102
Moody's Corp.	7,156	1,086

AvalonBay Communities Inc.	5,866	1,064
Welltower Inc.	15,613	1,053
M&T Bank Corp.	6,170	1,042
T. Rowe Price Group Inc.	10,069	1,036
Ameriprise Financial Inc.	6,284	1,026
Digital Realty Trust Inc.	8,766	1,023
Equity Residential	15,139	1,012
Ventas Inc.	15,166	971
Fifth Third Bancorp	31,557	963
Hartford Financial Services Group Inc.	15,479	889
Citizens Financial Group Inc.	21,533	876
* SBA Communications Corp. Class A	5,125	870
Northern Trust Corp.	8,885	869
KeyCorp	45,483	863
Willis Towers Watson plc	5,367	863
Regions Financial Corp.	50,659	840
Boston Properties Inc.	6,577	825
Principal Financial Group Inc.	11,255	797
Lincoln National Corp.	9,420	721
* FleetCor Technologies Inc.	3,809	693
Essex Property Trust Inc.	2,797	691
Huntington Bancshares Inc.	46,692	672
Realty Income Corp.	11,608	642
First Republic Bank	6,610	632
Global Payments Inc.	6,275	631
Franklin Resources Inc.	14,431	626
* Markel Corp.	562	622
GGP Inc.	26,230	616
Comerica Inc.	7,366	614
Loews Corp.	12,017	604
Host Hotels & Resorts Inc.	30,433	602
Invesco Ltd.	16,552	599
CBOE Holdings Inc.	4,654	574
* E*TRADE Financial Corp.	11,889	572
Vornado Realty Trust	7,321	568
Equifax Inc.	4,958	566
Total System Services Inc.	7,556	562
Annaly Capital Management Inc.	47,314	552
TD Ameritrade Holding Corp.	10,778	552
HCP Inc.	20,582	544
Unum Group	9,392	532
* CBRE Group Inc. Class A	12,087	524
* Arch Capital Group Ltd.	5,531	524
Ally Financial Inc.	18,947	509
Alexandria Real Estate Equities Inc.	3,988	507
* Vantiv Inc. Class A	6,735	505
* SVB Financial Group	2,211	503
Alliance Data Systems Corp.	2,062	493
Mid-America Apartment Communities Inc.	4,778	489
Arthur J Gallagher & Co.	7,300	481
Cincinnati Financial Corp.	6,385	477
Raymond James Financial Inc.	5,387	476
MSCI Inc. Class A	3,663	471
Affiliated Managers Group Inc.	2,332	463
Iron Mountain Inc.	11,182	457
FNF Group	11,280	456
Broadridge Financial Solutions Inc.	4,980	449

Extra Space Storage Inc.	5,193	443
SL Green Realty Corp.	4,320	442
UDR Inc.	11,214	441
Reinsurance Group of America Inc. Class A	2,711	439
Regency Centers Corp.	6,324	429
Zions Bancorporation	8,589	426
Duke Realty Corp.	15,026	423
Torchmark Corp.	4,739	421
Federal Realty Investment Trust	3,129	414
* Square Inc.	10,283	403
XL Group Ltd.	10,305	400
SEI Investments Co.	5,591	393
Jack Henry & Associates Inc.	3,393	391
East West Bancorp Inc.	6,222	383
Nasdaq Inc.	4,837	383
Everest Re Group Ltd.	1,742	383
Western Union Co.	19,061	375
Macerich Co.	5,674	367
* Alleghany Corp.	617	361
Leucadia National Corp.	13,566	357
* TransUnion	6,199	344
Camden Property Trust	3,707	338
* First Data Corp. Class A	20,096	331
VEREIT Inc.	41,837	326
Voya Financial Inc.	7,348	325
Kimco Realty Corp.	17,509	324
AGNC Investment Corp.	15,999	318
American Financial Group Inc.	3,013	317
FactSet Research Systems Inc.	1,582	316
* Signature Bank	2,284	314
Equity LifeStyle Properties Inc.	3,457	312
Kilroy Realty Corp.	4,139	312
Gaming and Leisure Properties Inc.	8,311	302
Apartment Investment & Management Co.	6,777	299
Jones Lang LaSalle Inc.	1,958	299
Invitation Homes Inc.	12,603	297
WP Carey Inc.	4,165	296
Sun Communities Inc.	3,144	293
MarketAxess Holdings Inc.	1,498	293
WR Berkley Corp.	4,119	285
CIT Group Inc.	5,632	281
New York Community Bancorp Inc.	20,206	270
Liberty Property Trust	5,986	269
PacWest Bancorp	5,614	268
Healthcare Trust of America Inc. Class A	8,708	266
Eaton Vance Corp.	4,808	266
Lamar Advertising Co. Class A	3,499	263
Colony NorthStar Inc. Class A	21,416	261
People's United Financial Inc.	13,637	259
National Retail Properties Inc.	6,249	257
Lazard Ltd. Class A	5,209	257
Brown & Brown Inc.	4,953	254
First American Financial Corp.	4,530	252
American Campus Communities Inc.	5,713	242
Forest City Realty Trust Inc. Class A	10,060	241
Assurant Inc.	2,380	240
Starwood Property Trust Inc.	11,002	239

* MGIC Investment Corp.	16,291	238
* Western Alliance Bancorp	4,033	235
Hudson Pacific Properties Inc.	6,528	233
New Residential Investment Corp.	13,108	232
Brixmor Property Group Inc.	12,820	232
Sterling Bancorp	9,050	229
Bank of the Ozarks	4,757	229
CyrusOne Inc.	3,765	229
Synovus Financial Corp.	4,599	228
Omega Healthcare Investors Inc.	8,299	223
Commerce Bancshares Inc.	3,902	221
CubeSmart	7,678	219
RenaissanceRe Holdings Ltd.	1,647	218
Cullen/Frost Bankers Inc.	2,220	218
* SLM Corp.	18,781	217
Pinnacle Financial Partners Inc.	3,151	216
Douglas Emmett Inc.	5,362	216
American Homes 4 Rent Class A	10,019	215
Webster Financial Corp.	3,735	214
* Athene Holding Ltd. Class A	4,432	213
Old Republic International Corp.	10,132	212
* Brighthouse Financial Inc.	3,605	212
* WEX Inc.	1,644	212
DCT Industrial Trust Inc.	3,464	208
Umpqua Holdings Corp.	9,395	208
Medical Properties Trust Inc.	14,891	204
Primerica Inc.	1,959	204
Hospitality Properties Trust	6,754	203
FNB Corp.	13,995	199
Senior Housing Properties Trust	10,329	198
Park Hotels & Resorts Inc.	6,681	195
Hanover Insurance Group Inc.	1,802	194
Highwoods Properties Inc.	3,814	194
LPL Financial Holdings Inc.	3,719	193
* Euronet Worldwide Inc.	2,091	191
Wintrust Financial Corp.	2,258	189
STORE Capital Corp.	7,319	189
Dun & Bradstreet Corp.	1,526	188
Fair Isaac Corp.	1,196	188
First Horizon National Corp.	9,560	185
CNO Financial Group Inc.	7,351	185
Hancock Holding Co.	3,594	185
Gramercy Property Trust	6,457	184
Radian Group Inc.	8,942	183
* Howard Hughes Corp.	1,461	181
* Zillow Group Inc.	4,413	181
Assured Guaranty Ltd.	4,982	181
Spirit Realty Capital Inc.	21,055	180
* Texas Capital Bancshares Inc.	1,982	179
EPR Properties	2,635	179
Apple Hospitality REIT Inc.	8,943	174
Prosperity Bancshares Inc.	2,486	174
Rayonier Inc.	5,365	169
* Equity Commonwealth	5,625	169
Life Storage Inc.	1,865	167
Realogy Holdings Corp.	5,997	167
Axis Capital Holdings Ltd.	3,168	166

BankUnited Inc.	4,449	166
Associated Banc-Corp	6,407	163
Weingarten Realty Investors	4,955	163
Interactive Brokers Group Inc.	2,861	163
CoreSite Realty Corp.	1,436	163
IBERIABANK Corp.	2,067	161
Home BancShares Inc.	6,748	161
RLJ Lodging Trust	7,397	160
BGC Partners Inc. Class A	9,774	160
Validus Holdings Ltd.	3,238	159
Healthcare Realty Trust Inc.	4,837	159
Stifel Financial Corp.	2,810	158
United Bankshares Inc.	4,184	157
* CoreLogic Inc.	3,598	157
Cousins Properties Inc.	17,447	157
Bank of Hawaii Corp.	1,840	156
Sunstone Hotel Investors Inc.	9,338	156
First Industrial Realty Trust Inc.	4,721	154
Chemical Financial Corp.	2,720	153
Selective Insurance Group Inc.	2,503	153
White Mountains Insurance Group Ltd.	170	151
Popular Inc.	4,276	151
Navient Corp.	11,939	151
Chimera Investment Corp.	8,019	147
Investors Bancorp Inc.	10,242	146
EastGroup Properties Inc.	1,548	146
Evercore Inc. Class A	1,675	145
MB Financial Inc.	3,123	145
Taubman Centers Inc.	2,452	144
* Credit Acceptance Corp.	474	144
* Essent Group Ltd.	3,241	143
FirstCash Inc.	2,106	142
GEO Group Inc.	5,266	140
UMB Financial Corp.	1,859	140
Federated Investors Inc. Class B	4,159	140
Columbia Banking System Inc.	3,020	139
Outfront Media Inc.	5,896	138
TCF Financial Corp.	6,789	138
Erie Indemnity Co. Class A	1,108	137
First Citizens BancShares Inc. Class A	321	137
LaSalle Hotel Properties	4,802	137
Retail Properties of America Inc.	10,404	136
Fulton Financial Corp.	7,021	133
Physicians Realty Trust	7,341	131
First Financial Bankshares Inc.	2,755	131
Valley National Bancorp	10,948	130
Brandywine Realty Trust	7,533	130
National Health Investors Inc.	1,663	130
Sabra Health Care REIT Inc.	6,630	128
Ryman Hospitality Properties Inc.	1,827	127
Legg Mason Inc.	3,133	125
JBG SMITH Properties	3,736	124
Pebblebrook Hotel Trust	3,233	124
MFA Financial Inc.	15,463	124
ProAssurance Corp.	1,982	123
Corporate Office Properties Trust	3,950	120
Columbia Property Trust Inc.	5,237	119

CoreCivic Inc.	5,066	119
* Green Dot Corp. Class A	1,922	119
American Equity Investment Life Holding Co.	3,741	119
Paramount Group Inc.	7,271	118
Uniti Group Inc.	7,260	117
Community Bank System Inc.	2,103	116
* Two Harbors Investment Corp.	7,104	114
Education Realty Trust Inc.	3,104	114
First Midwest Bancorp Inc.	4,534	113
PS Business Parks Inc.	848	112
CVB Financial Corp.	4,475	110
QTS Realty Trust Inc. Class A	1,974	110
Aspen Insurance Holdings Ltd.	2,668	109
* BancorpSouth Bank	3,193	106
Lexington Realty Trust	10,127	106
* Enstar Group Ltd.	476	106
Tanger Factory Outlet Centers Inc.	4,112	103
DDR Corp.	13,334	102
Urban Edge Properties	3,977	102
Great Western Bancorp Inc.	2,453	101
Acadia Realty Trust	3,591	101
Hope Bancorp Inc.	5,369	101
Old National Bancorp	5,468	100
Kemper Corp.	1,445	100
South State Corp.	1,074	99
Xenia Hotels & Resorts Inc.	4,472	98
STAG Industrial Inc.	3,456	98
Piedmont Office Realty Trust Inc. Class A	4,855	97
DiamondRock Hospitality Co.	8,612	96
International Bancshares Corp.	2,326	96
Kennedy-Wilson Holdings Inc.	5,003	96
RLI Corp.	1,600	96
Empire State Realty Trust Inc.	4,693	95
Santander Consumer USA Holdings Inc.	5,517	95
* LendingTree Inc.	313	95
BOK Financial Corp.	1,053	94
Retail Opportunity Investments Corp.	4,762	93
Rexford Industrial Realty Inc.	2,930	92
Glacier Bancorp Inc.	2,288	92
Bank of NT Butterfield & Son Ltd.	2,302	92
Cathay General Bancorp	2,109	92
* Eagle Bancorp Inc.	1,332	88
Potlatch Corp.	1,663	86
Simmons First National Corp. Class A	1,481	86
Mack-Cali Realty Corp.	3,858	85
* HRG Group Inc.	4,909	85
Renasant Corp.	1,957	84
* Zillow Group Inc. Class A	2,029	83
Washington Federal Inc.	2,352	82
Hilltop Holdings Inc.	3,277	82
* Blackhawk Network Holdings Inc.	2,211	81
Terreno Realty Corp.	2,127	80
WesBanco Inc.	1,899	80
First Merchants Corp.	1,807	79
Towne Bank	2,354	79
* Genworth Financial Inc. Class A	23,238	79
Invesco Mortgage Capital Inc.	4,457	79

LegacyTexas Financial Group Inc.	1,866	78
ServisFirst Bancshares Inc.	1,835	77
Provident Financial Services Inc.	2,793	76
LTC Properties Inc.	1,634	75
First Financial Bancorp	2,634	75
Independent Bank Corp.	1,023	74
NBT Bancorp Inc.	1,885	73
Banner Corp.	1,271	73
Argo Group International Holdings Ltd.	1,186	73
Horace Mann Educators Corp.	1,552	72
* Third Point Reinsurance Ltd.	4,245	72
Capitol Federal Financial Inc.	5,095	72
* PRA Group Inc.	2,055	72
* BofI Holding Inc.	2,578	71
Four Corners Property Trust Inc.	2,722	71
First Commonwealth Financial Corp.	4,694	71
Ameris Bancorp	1,412	70
Select Income REIT	2,782	70
Kite Realty Group Trust	3,628	70
CNA Financial Corp.	1,278	69
Apollo Commercial Real Estate Finance Inc.	3,716	69
Artisan Partners Asset Management Inc. Class A	1,751	69
Employers Holdings Inc.	1,407	69
Chesapeake Lodging Trust	2,348	68
* Quality Care Properties Inc.	4,538	67
Financial Engines Inc.	2,388	67
Northwest Bancshares Inc.	3,891	66
* FCB Financial Holdings Inc. Class A	1,246	66
Global Net Lease Inc.	3,040	66
Waddell & Reed Financial Inc. Class A	3,204	65
CareTrust REIT Inc.	3,563	65
Summit Hotel Properties Inc.	4,293	65
Union Bankshares Corp.	1,706	64
Morningstar Inc.	696	64
* OneMain Holdings Inc. Class A	2,472	64
American Assets Trust Inc.	1,614	64
Lakeland Financial Corp.	1,225	62
* Pacific Premier Bancorp Inc.	1,564	62
Washington Prime Group Inc.	8,652	62
National Storage Affiliates Trust	2,309	62
Mercury General Corp.	1,119	61
Boston Private Financial Holdings Inc.	3,743	61
HFF Inc. Class A	1,354	61
Westamerica Bancorporation	985	61
Park National Corp.	542	61
Government Properties Income Trust	3,262	61
Washington REIT	1,849	60
* LendingClub Corp.	13,672	60
Moelis & Co. Class A	1,229	59
Houlihan Lokey Inc. Class A	1,302	58
S&T Bancorp Inc.	1,381	58
Brookline Bancorp Inc.	3,568	57
WisdomTree Investments Inc.	4,976	57
City Holding Co.	798	57
Alexander & Baldwin Inc.	1,954	57
Kearny Financial Corp.	3,817	56
United Fire Group Inc.	1,174	56

	AMERISAFE Inc.	853	56
	WSFS Financial Corp.	1,102	56
	Agree Realty Corp.	1,120	55
	Navigators Group Inc.	1,070	55
	BancFirst Corp.	948	54
*	Walker & Dunlop Inc.	1,085	53
*	Cannae Holdings Inc.	2,933	53
	Independent Bank Group Inc.	773	53
	Beneficial Bancorp Inc.	3,140	53
	United Community Banks Inc.	1,850	53
	Monmouth Real Estate Investment Corp.	2,972	53
	First Interstate BancSystem Inc. Class A	1,337	53
	State Bank Financial Corp.	1,728	53
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,190	52
	Hanmi Financial Corp.	1,629	52
	Franklin Street Properties Corp.	4,706	51
	Piper Jaffray Cos.	651	51
	United Financial Bancorp Inc.	2,725	51
	Sandy Spring Bancorp Inc.	1,281	50
	Berkshire Hills Bancorp Inc.	1,299	50
	Safety Insurance Group Inc.	608	50
	Redwood Trust Inc.	3,330	50
	CenterState Banks Inc.	1,837	50
	Nelnet Inc. Class A	925	50
	Southside Bancshares Inc.	1,365	49
	First Busey Corp.	1,552	49
	First Hawaiian Inc.	1,680	49
	First Bancorp	1,288	49
	CYS Investments Inc.	6,018	49
	Central Pacific Financial Corp.	1,499	48
	Alexander's Inc.	114	48
*	NMI Holdings Inc. Class A	2,817	48
	American National Insurance Co.	383	48
	Meridian Bancorp Inc.	2,375	48
	Tompkins Financial Corp.	540	48
	Universal Health Realty Income Trust	638	48
	Heartland Financial USA Inc.	940	47
	Seritage Growth Properties Class A	1,164	47
	PennyMac Mortgage Investment Trust	2,993	47
	Ramco-Gershenson Properties Trust	3,242	47
	Banc of California Inc.	2,051	46
	Washington Trust Bancorp Inc.	811	46
	Tier REIT Inc.	2,301	46
*	Flagstar Bancorp Inc.	1,210	46
*,^	MBIA Inc.	5,446	46
*	Seacoast Banking Corp. of Florida	1,739	45
	Cohen & Steers Inc.	970	45
*	Encore Capital Group Inc.	983	45
	CoBiz Financial Inc.	2,119	45
	Trustmark Corp.	1,322	45
	CBL & Associates Properties Inc.	7,931	45
	InfraREIT Inc.	2,111	45
	Universal Insurance Holdings Inc.	1,683	44
	Ladder Capital Corp. Class A	3,249	44
	ARMOUR Residential REIT Inc.	1,747	44
	National Western Life Group Inc. Class A	122	43
	ConnectOne Bancorp Inc.	1,586	43

National General Holdings Corp.	2,036	43
Enterprise Financial Services Corp.	944	43
Banco Latinoamericano de Comercio Exterior SA	1,448	43
Lakeland Bancorp Inc.	2,022	42
Preferred Bank	673	42
* St. Joe Co.	2,238	42
Infinity Property & Casualty Corp.	389	42
TFS Financial Corp.	2,676	41
* HomeStreet Inc.	1,332	41
Meta Financial Group Inc.	430	40
Capital Bank Financial Corp.	938	39
* iStar Inc.	3,388	39
MTGE Investment Corp.	2,097	39
Chatham Lodging Trust	1,709	39
Capstead Mortgage Corp.	4,223	38
Urstadt Biddle Properties Inc. Class A	1,593	38
RE/MAX Holdings Inc. Class A	708	38
NorthStar Realty Europe Corp.	2,600	38
New York Mortgage Trust Inc.	5,860	38
National Bank Holdings Corp. Class A	1,105	37
Park Sterling Corp.	2,904	37
OceanFirst Financial Corp.	1,339	37
MainSource Financial Group Inc.	938	37
TriCo Bancshares	882	37
TrustCo Bank Corp. NY	3,927	37
Independence Realty Trust Inc.	3,551	37
Stock Yards Bancorp Inc.	916	36
Univest Corp. of Pennsylvania	1,295	36
Dime Community Bancshares Inc.	1,648	36
Heritage Financial Corp.	1,109	36
EVERTEC Inc.	2,596	36
1st Source Corp.	696	36
OM Asset Management plc	2,182	36
PJT Partners Inc.	840	36
* Cardtronics plc Class A	1,901	36
* INTL. FCStone Inc.	811	36
German American Bancorp Inc.	940	35
Virtus Investment Partners Inc.	292	35
First of Long Island Corp.	1,156	35
AmTrust Financial Services Inc.	3,569	34
Saul Centers Inc.	532	34
Armada Hoffler Properties Inc.	2,216	34
* Ambac Financial Group Inc.	2,271	34
Federal Agricultural Mortgage Corp.	458	34
* First BanCorp	6,810	34
Bryn Mawr Bank Corp.	766	34
Easterly Government Properties Inc.	1,592	34
CatchMark Timber Trust Inc. Class A	2,538	33
Westwood Holdings Group Inc.	488	33
Getty Realty Corp.	1,158	33
* Greenlight Capital Re Ltd. Class A	1,485	33
Hersha Hospitality Trust Class A	1,867	33
Northfield Bancorp Inc.	1,841	33
FBL Financial Group Inc. Class A	431	32
Cass Information Systems Inc.	476	32
Oritani Financial Corp.	1,849	32
Preferred Apartment Communities Inc. Class A	1,498	32

Investment Technology Group Inc.	1,767	32
* Customers Bancorp Inc.	1,167	32
Pennsylvania REIT	2,842	32
* Trupanion Inc.	1,040	31
Flushing Financial Corp.	1,091	31
James River Group Holdings Ltd.	762	31
Peapack Gladstone Financial Corp.	872	31
Bridge Bancorp Inc.	854	31
New Senior Investment Group Inc.	3,706	30
Investors Real Estate Trust	5,008	30
Guaranty Bancorp	1,037	30
Horizon Bancorp	1,066	29
Gladstone Commercial Corp.	1,264	29
Altisource Residential Corp.	2,592	28
Kinsale Capital Group Inc.	634	28
* Nationstar Mortgage Holdings Inc.	1,560	28
Live Oak Bancshares Inc.	1,092	28
State Auto Financial Corp.	1,002	28
AG Mortgage Investment Trust Inc.	1,464	28
* Republic First Bancorp Inc.	2,912	28
NexPoint Residential Trust Inc.	970	27
Community Trust Bancorp Inc.	548	27
Mercantile Bank Corp.	728	27
Diamond Hill Investment Group Inc.	126	27
* EZCORP Inc. Class A	2,205	27
Great Southern Bancorp Inc.	490	26
Whitestone REIT	1,791	26
* Bancorp Inc.	2,715	26
* Marcus & Millichap Inc.	806	26
* Everi Holdings Inc.	3,124	25
Anworth Mortgage Asset Corp.	4,522	25
Bar Harbor Bankshares	888	25
* Tejon Ranch Co.	1,116	25
Blue Hills Bancorp Inc.	1,167	25
Waterstone Financial Inc.	1,317	25
Old Second Bancorp Inc.	1,847	25
Fidelity Southern Corp.	1,112	25
Ashford Hospitality Trust Inc.	3,763	24
* Green Bancorp Inc.	1,093	24
* Donnelley Financial Solutions Inc.	1,200	24
* TriState Capital Holdings Inc.	1,005	24
Granite Point Mortgage Trust Inc.	1,346	24
Carolina Financial Corp.	618	24
Peoples Bancorp Inc.	700	24
* First Foundation Inc.	1,240	24
People's Utah Bancorp	744	23
Cedar Realty Trust Inc.	3,901	23
* MoneyGram International Inc.	1,621	23
Stewart Information Services Corp.	572	23
Virtu Financial Inc. Class A	1,415	23
* World Acceptance Corp.	277	23
* HomeTrust Bancshares Inc.	848	23
* Allegiance Bancshares Inc.	573	23
Maiden Holdings Ltd.	3,499	23
United Community Financial Corp.	2,314	23
City Office REIT Inc.	1,694	22
Independent Bank Corp.	1,000	22

Camden National Corp.	490	22
CorEnergy Infrastructure Trust Inc.	626	22
UMH Properties Inc.	1,445	22
Midland States Bancorp Inc.	666	22
First Financial Corp.	450	22
Community Healthcare Trust Inc.	794	22
* Enova International Inc.	1,455	22
First Community Bancshares Inc.	718	22
QCR Holdings Inc.	472	21
* Triumph Bancorp Inc.	641	21
First Defiance Financial Corp.	392	21
Heritage Commerce Corp.	1,289	21
* Nicolet Bankshares Inc.	357	21
First Connecticut Bancorp Inc.	778	21
Farmers Capital Bank Corp.	493	20
* National Commerce Corp.	490	20
Bank Mutual Corp.	1,877	20
Republic Bancorp Inc. Class A	465	20
* eHealth Inc.	857	20
Western Asset Mortgage Capital Corp.	1,947	20
Arrow Financial Corp.	523	19
Enterprise Bancorp Inc.	515	19
Sierra Bancorp	684	19
* Franklin Financial Network Inc.	547	19
Financial Institutions Inc.	566	19
* FB Financial Corp.	435	18
* Opus Bank	656	18
* Veritex Holdings Inc.	653	18
CNB Financial Corp.	633	18
* Citizens Inc. Class A	2,096	18
Clifton Bancorp Inc.	1,038	18
* Ocwen Financial Corp.	5,607	18
Farmers National Banc Corp.	1,180	18
American National Bankshares Inc.	434	18
* Cowen Inc. Class A	1,190	18
Heritage Insurance Holdings Inc.	985	18
* Global Indemnity Ltd.	407	18
Bank of Marin Bancorp	250	18
OFG Bancorp	1,752	17
RMR Group Inc. Class A	284	17
GAIN Capital Holdings Inc.	2,264	17
Fidelity & Guaranty Life	545	17
Hingham Institution for Savings	74	17
Ladenburg Thalmann Financial Services Inc.	4,872	17
* HarborOne Bancorp Inc.	864	17
First Bancorp Inc.	536	17
Orchid Island Capital Inc.	1,748	17
First Mid-Illinois Bancshares Inc.	410	17
West Bancorporation Inc.	611	16
Greenhill & Co. Inc.	798	16
National Bankshares Inc.	348	16
NewStar Financial Inc.	1,365	16
* Altisource Portfolio Solutions SA	595	16
MidWestOne Financial Group Inc.	428	16
Peoples Financial Services Corp.	314	15
Citizens & Northern Corp.	600	15
* PCSB Financial Corp.	778	15

	WashingtonFirst Bankshares Inc.	449	15
	Farmland Partners Inc.	1,706	15
	Bluerock Residential Growth REIT Inc. Class A	1,349	15
*	FRP Holdings Inc.	329	15
*	Equity Bancshares Inc. Class A	430	15
*	On Deck Capital Inc.	2,730	14
*	Atlantic Capital Bancshares Inc.	837	14
	Dynex Capital Inc.	1,963	14
	Resource Capital Corp.	1,389	14
	Ames National Corp.	461	14
*	PennyMac Financial Services Inc. Class A	653	14
	Investors Title Co.	68	14
	PICO Holdings Inc.	1,037	14
	Farmers & Merchants Bancorp Inc.	334	14
	First Bancshares Inc.	411	14
*,^,2 Wins Finance Holdings Inc.		66	14
*	Health Insurance Innovations Inc. Class A	555	13
	Macatawa Bank Corp.	1,254	13
	Sun Bancorp Inc.	492	13
	Oppenheimer Holdings Inc. Class A	466	13
	United Insurance Holdings Corp.	747	12
	Codorus Valley Bancorp Inc.	405	12
	Western New England Bancorp Inc.	1,132	12
	Northrim BanCorp Inc.	322	12
*	Southern First Bancshares Inc.	280	12
	Summit Financial Group Inc.	447	12
	Old Line Bancshares Inc.	397	12
	Ashford Hospitality Prime Inc.	1,291	12
	Home Bancorp Inc.	277	12
	Jernigan Capital Inc.	573	12
*	AV Homes Inc.	640	12
*	Regional Management Corp.	473	12
	EMC Insurance Group Inc.	376	12
	Baldwin & Lyons Inc.	471	11
	B. Riley Financial Inc.	634	11
	Arlington Asset Investment Corp. Class A	966	11
	Penns Woods Bancorp Inc.	228	11
	Cherry Hill Mortgage Investment Corp.	622	11
	Southern Missouri Bancorp Inc.	281	11
	HCI Group Inc.	368	11
	Global Medical REIT Inc.	1,126	11
	Consolidated-Tomoka Land Co.	175	11
	Civista Bancshares Inc.	469	11
	Shore Bancshares Inc.	590	10
*	Safeguard Scientifics Inc.	825	10
	First Business Financial Services Inc.	437	10
	Bankwell Financial Group Inc.	288	10
	MutualFirst Financial Inc.	266	10
	Charter Financial Corp.	543	10
	First Internet Bancorp	251	10
*	Howard Bancorp Inc.	451	10
	Evans Bancorp Inc.	221	10
*	First Northwest Bancorp	523	9
*	Paragon Commercial Corp.	163	9
	Stratus Properties Inc.	299	9
	Central Valley Community Bancorp	454	9
	Union Bankshares Inc.	183	9

* Sunshine Bancorp Inc.	385	9
KKR Real Estate Finance Trust Inc.	450	9
MBT Financial Corp.	843	9
* Planet Payment Inc.	2,009	9
Southern National Bancorp of Virginia Inc.	528	9
C&F Financial Corp.	149	9
Orrstown Financial Services Inc.	353	9
Premier Financial Bancorp Inc.	444	9
Bank of Commerce Holdings	731	9
LCNB Corp.	418	9
Northeast Bancorp	343	8
Crawford & Co. Class B	842	8
Century Bancorp Inc. Class A	98	8
Owens Realty Mortgage Inc.	517	8
ACNB Corp.	286	8
Norwood Financial Corp.	274	8
Ohio Valley Banc Corp.	205	8
* SmartFinancial Inc.	366	8
FNB Bancorp	223	8
* WMIH Corp.	9,610	8
* Community Bankers Trust Corp.	914	8
SI Financial Group Inc.	525	8
* BSB Bancorp Inc.	248	8
Investar Holding Corp.	329	8
* Malvern Bancorp Inc.	285	8
Bear State Financial Inc.	748	8
* Trinity Place Holdings Inc.	1,080	8
Timberland Bancorp Inc.	262	8
Commerce Union Bancshares Inc.	314	7
County Bancorp Inc.	233	7
First Financial Northwest Inc.	431	7
Tiptree Inc.	1,080	7
Community Financial Corp.	200	7
Kingstone Cos. Inc.	368	7
Peoples Bancorp of North Carolina Inc.	202	7
Chemung Financial Corp.	145	7
Unity Bancorp Inc.	326	7
United Security Bancshares	683	7
* Capstar Financial Holdings Inc.	305	7
Associated Capital Group Inc. Class A	192	7
Federated National Holding Co.	472	6
Two River Bancorp	331	6
Middlefield Banc Corp.	132	6
* Maui Land & Pineapple Co. Inc.	338	5
* Impac Mortgage Holdings Inc.	458	5
MidSouth Bancorp Inc.	378	5
Silvercrest Asset Management Group Inc. Class A	336	5
DNB Financial Corp.	145	5
First Guaranty Bancshares Inc.	181	5
Old Point Financial Corp.	175	5
* Provident Bancorp Inc.	211	5
Prudential Bancorp Inc.	270	5
* Forestar Group Inc.	221	5
Parke Bancorp Inc.	189	4
BCB Bancorp Inc.	241	4
RAIT Financial Trust	4,605	2
		249,255

Health Care (13.3%)
Johnson & Johnson	114,491	15,952
UnitedHealth Group Inc.	40,713	9,289
Pfizer Inc.	251,347	9,114
AbbVie Inc.	67,537	6,546
Merck & Co. Inc.	116,388	6,433
Amgen Inc.	31,275	5,494
Medtronic plc	58,328	4,790
Bristol-Myers Squibb Co.	69,692	4,404
Gilead Sciences Inc.	55,228	4,130
Abbott Laboratories	71,685	4,041
Eli Lilly & Co.	41,331	3,498
* Celgene Corp.	32,937	3,321
Thermo Fisher Scientific Inc.	16,956	3,268
* Biogen Inc.	9,101	2,932
Anthem Inc.	11,225	2,637
Aetna Inc.	13,813	2,489
Allergan plc	14,224	2,473
Danaher Corp.	25,944	2,448
Stryker Corp.	14,402	2,247
Cigna Corp.	10,498	2,223
Becton Dickinson and Co.	9,467	2,160
* Intuitive Surgical Inc.	4,658	1,862
Humana Inc.	6,148	1,604
* Express Scripts Holding Co.	24,335	1,586
* Vertex Pharmaceuticals Inc.	10,825	1,562
* Boston Scientific Corp.	58,117	1,527
Zoetis Inc.	20,982	1,517
* Illumina Inc.	6,208	1,428
Baxter International Inc.	21,178	1,388
McKesson Corp.	9,039	1,335
* Regeneron Pharmaceuticals Inc.	3,285	1,189
* HCA Healthcare Inc.	12,463	1,059
CR Bard Inc.	3,116	1,047
* Edwards Lifesciences Corp.	8,693	1,019
Zimmer Biomet Holdings Inc.	8,627	1,010
* Alexion Pharmaceuticals Inc.	9,117	1,001
Agilent Technologies Inc.	13,722	950
* Align Technology Inc.	3,389	884
* Cerner Corp.	11,884	840
* Mylan NV	22,197	811
Cardinal Health Inc.	13,085	774
* Centene Corp.	7,041	719
* Incyte Corp.	7,176	710
* Laboratory Corp. of America Holdings	4,325	685
* BioMarin Pharmaceutical Inc.	7,411	636
Dentsply Sirona Inc.	9,283	622
* IQVIA Holdings Inc.	5,668	578
Quest Diagnostics Inc.	5,853	576
* IDEXX Laboratories Inc.	3,668	574
AmerisourceBergen Corp. Class A	6,535	554
ResMed Inc.	5,968	510
Teleflex Inc.	1,885	501
Cooper Cos. Inc.	2,044	493
Perrigo Co. plc	5,556	485
* Alnylam Pharmaceuticals Inc.	3,556	478
* Hologic Inc.	11,393	475

* Henry Schein Inc.	6,538	467
* Varian Medical Systems Inc.	3,842	429
* WellCare Health Plans Inc.	1,894	403
Universal Health Services Inc. Class B	3,686	399
* DaVita Inc.	6,195	378
PerkinElmer Inc.	4,739	349
* Nektar Therapeutics Class A	6,313	341
* Alkermes plc	6,516	341
* ABIOMED Inc.	1,680	327
* Exelixis Inc.	12,011	325
* Bluebird Bio Inc.	1,873	324
* QIAGEN NV	9,518	304
STERIS plc	3,353	302
West Pharmaceutical Services Inc.	2,980	298
* Ionis Pharmaceuticals Inc.	5,239	291
* Exact Sciences Corp.	4,834	288
* Veeva Systems Inc. Class A	4,688	282
* Neurocrine Biosciences Inc.	3,731	268
* Seattle Genetics Inc.	4,176	254
* United Therapeutics Corp.	1,890	246
* Bio-Rad Laboratories Inc. Class A	891	242
* Bioverativ Inc.	4,728	236
* athenahealth Inc.	1,711	227
Hill-Rom Holdings Inc.	2,541	215
Bio-Techne Corp.	1,585	214
* DexCom Inc.	3,653	213
* Catalent Inc.	5,331	212
* Charles River Laboratories International Inc.	1,954	204
* MEDNAX Inc.	3,873	193
* LivaNova plc	2,181	190
HealthSouth Corp.	3,770	188
* Insulet Corp.	2,546	183
* Masimo Corp.	1,957	174
Chemed Corp.	687	169
Cantel Medical Corp.	1,550	165
* PRA Health Sciences Inc.	1,974	163
Bruker Corp.	4,606	162
* Envision Healthcare Corp.	4,979	159
* Sage Therapeutics Inc.	1,695	157
* Medidata Solutions Inc.	2,347	156
* Molina Healthcare Inc.	1,921	150
* Juno Therapeutics Inc.	2,693	147
* ICU Medical Inc.	658	140
* TESARO Inc.	1,647	139
* Penumbra Inc.	1,297	137
Patterson Cos. Inc.	3,638	133
* Puma Biotechnology Inc.	1,241	131
* Integra LifeSciences Holdings Corp.	2,680	130
* Sarepta Therapeutics Inc.	2,290	127
* Akorn Inc.	3,829	125
* Neogen Corp.	1,484	125
* NuVasive Inc.	2,139	123
* FibroGen Inc.	2,555	121
* Blueprint Medicines Corp.	1,602	120
* Haemonetics Corp.	2,037	118
* ACADIA Pharmaceuticals Inc.	3,748	113
* HealthEquity Inc.	2,117	110

* Clovis Oncology Inc.	1,740	109
* Agios Pharmaceuticals Inc.	1,777	109
* Portola Pharmaceuticals Inc.	2,111	107
* Globus Medical Inc.	2,796	106
* Prestige Brands Holdings Inc.	2,344	106
* Acadia Healthcare Co. Inc.	3,313	105
* Wright Medical Group NV	4,307	105
* AMN Healthcare Services Inc.	2,024	102
* Ligand Pharmaceuticals Inc.	761	100
* Insmed Inc.	3,195	100
* Horizon Pharma plc	6,852	99
* Ironwood Pharmaceuticals Inc. Class A	5,652	98
* Allscripts Healthcare Solutions Inc.	6,818	97
* Inogen Inc.	751	97
* Halyard Health Inc.	1,977	96
* Avexis Inc.	980	93
* Myriad Genetics Inc.	2,658	92
* Mallinckrodt plc	4,202	92
* INC Research Holdings Inc. Class A	2,382	91
* Medicines Co.	3,007	87
* Halozyme Therapeutics Inc.	4,650	87
* Brookdale Senior Living Inc.	8,117	87
* Nevro Corp.	1,156	86
* Amicus Therapeutics Inc.	6,153	86
* Ultragenyx Pharmaceutical Inc.	1,671	84
* Merit Medical Systems Inc.	1,937	84
* Select Medical Holdings Corp.	4,652	82
* Spectrum Pharmaceuticals Inc.	4,149	81
* Magellan Health Inc.	955	81
* Omnicell Inc.	1,535	80
* Pacira Pharmaceuticals Inc.	1,721	80
* Aerie Pharmaceuticals Inc.	1,237	79
* Supernus Pharmaceuticals Inc.	2,101	79
* Prothena Corp. plc	1,609	75
* OPKO Health Inc.	14,231	75
* Teladoc Inc.	2,013	75
* Array BioPharma Inc.	6,565	74
* NxStage Medical Inc.	2,870	74
* Loxo Oncology Inc.	956	73
* LifePoint Health Inc.	1,522	73
* Spark Therapeutics Inc.	983	72
* Global Blood Therapeutics Inc.	1,769	70
* Endo International plc	9,504	70
* Varex Imaging Corp.	1,818	67
CONMED Corp.	1,233	66
* Tivity Health Inc.	1,738	64
* Aimmune Therapeutics Inc.	1,671	64
* Cambrex Corp.	1,306	64
* HMS Holdings Corp.	3,832	63
* Emergent BioSolutions Inc.	1,438	63
* Amedisys Inc.	1,133	61
* Premier Inc. Class A	2,107	61
* Corcept Therapeutics Inc.	3,316	59
* Sangamo Therapeutics Inc.	3,516	57
* Natus Medical Inc.	1,418	57
* Integer Holdings Corp.	1,135	55
Ensign Group Inc.	2,219	54

*	Novocure Ltd.	2,775	53
*	Repligen Corp.	1,505	53
*	Immunomedics Inc.	4,903	53
*	AnaptysBio Inc.	626	53
*	Cotiviti Holdings Inc.	1,601	52
*	Impax Laboratories Inc.	3,135	52
*	MiMedx Group Inc.	4,459	52
*	LHC Group Inc.	783	51
*	Theravance Biopharma Inc.	1,776	51
	Owens & Minor Inc.	2,602	50
*	Acceleron Pharma Inc.	1,335	49
*	Tenet Healthcare Corp.	3,431	48
*	Quidel Corp.	1,266	48
*	Arena Pharmaceuticals Inc.	1,545	48
*	Editas Medicine Inc.	1,650	48
*	Dynavax Technologies Corp.	2,372	47
*	Dermira Inc.	1,830	47
*	Zogenix Inc.	1,186	46
	Analogic Corp.	554	46
*	Intercept Pharmaceuticals Inc.	741	46
*	Radius Health Inc.	1,606	45
*	Esperion Therapeutics Inc.	739	45
*	PharMerica Corp.	1,551	45
*	Orthofix International NV	805	44
	Atrion Corp.	64	43
*	Innoviva Inc.	3,232	42
*,^	Omeros Corp.	2,005	42
	Luminex Corp.	1,946	42
*	TherapeuticsMD Inc.	6,548	41
*	Heron Therapeutics Inc.	2,336	41
*	Retrophin Inc.	1,823	41
*	Momenta Pharmaceuticals Inc.	2,955	41
	Abaxis Inc.	831	41
*	Quality Systems Inc.	2,756	40
	US Physical Therapy Inc.	540	39
*	Triple-S Management Corp. Class B	1,387	39
*	Intersect ENT Inc.	1,265	39
*	Lannett Co. Inc.	1,456	39
*	BioTelemetry Inc.	1,325	38
*	Xencor Inc.	1,757	38
*	Cardiovascular Systems Inc.	1,520	38
*	Amphastar Pharmaceuticals Inc.	1,940	38
*	REGENXBIO Inc.	1,342	38
*	Anika Therapeutics Inc.	684	38
*	Accelerate Diagnostics Inc.	1,274	38
*	Foundation Medicine Inc.	706	38
*	K2M Group Holdings Inc.	1,900	37
*	AxoGen Inc.	1,396	37
*	MyoKardia Inc.	1,014	37
	National HealthCare Corp.	554	37
*	Glaukos Corp.	1,371	37
*	iRhythm Technologies Inc.	658	37
	Phibro Animal Health Corp. Class A	1,046	36
*	Flexion Therapeutics Inc.	1,399	36
*	Almost Family Inc.	610	36
*	Enanta Pharmaceuticals Inc.	720	36
*	Acorda Therapeutics Inc.	1,736	35

*	Assembly Biosciences Inc.	703	35
*	CryoLife Inc.	1,707	35
*	Providence Service Corp.	572	35
*	STAAR Surgical Co.	1,922	33
*,^	Intrexon Corp.	2,437	33
*	Adamas Pharmaceuticals Inc.	874	32
*	Akebia Therapeutics Inc.	2,058	32
*	AtriCure Inc.	1,730	32
*	OraSure Technologies Inc.	1,909	32
*	Genomic Health Inc.	1,040	31
*	Revance Therapeutics Inc.	1,101	31
*	Rigel Pharmaceuticals Inc.	7,335	31
	Meridian Bioscience Inc.	2,011	30
*	CytomX Therapeutics Inc.	1,451	30
*	Vanda Pharmaceuticals Inc.	2,104	30
*	MacroGenics Inc.	1,524	29
	Kindred Healthcare Inc.	3,958	29
*	Lantheus Holdings Inc.	1,296	29
*	Paratek Pharmaceuticals Inc.	1,534	29
*	La Jolla Pharmaceutical Co.	866	29
*	ZIOPHARM Oncology Inc.	6,283	29
*	Five Prime Therapeutics Inc.	1,071	28
*	CorVel Corp.	502	28
*	Heska Corp.	321	28
*	Ignyta Inc.	1,667	27
*	Cutera Inc.	661	27
	LeMaitre Vascular Inc.	819	27
*	AngioDynamics Inc.	1,562	27
*	Intra-Cellular Therapies Inc. Class A	1,731	27
*	ImmunoGen Inc.	4,154	26
*	PTC Therapeutics Inc.	1,646	26
	Invacare Corp.	1,478	26
*	ANI Pharmaceuticals Inc.	364	26
*	Eagle Pharmaceuticals Inc.	436	26
*	AMAG Pharmaceuticals Inc.	1,831	26
*	Epizyme Inc.	2,014	24
*	Concert Pharmaceuticals Inc.	1,051	24
*	NeoGenomics Inc.	2,517	23
*	Aclaris Therapeutics Inc.	956	23
*	Cerus Corp.	5,734	23
*	Cross Country Healthcare Inc.	1,644	22
*	Alder Biopharmaceuticals Inc.	2,002	22
*	Progenics Pharmaceuticals Inc.	3,730	22
*	TG Therapeutics Inc.	2,499	21
*	Community Health Systems Inc.	4,701	21
*	BioCryst Pharmaceuticals Inc.	4,179	21
*	Exactech Inc.	505	21
*	WaVe Life Sciences Ltd.	565	21
*	Audentes Therapeutics Inc.	726	21
*	Keryx Biopharmaceuticals Inc.	4,369	21
*	Abeona Therapeutics Inc.	1,206	21
*	PDL BioPharma Inc.	7,082	21
*	Accuray Inc.	3,840	20
*	Surmodics Inc.	593	20
*	Synergy Pharmaceuticals Inc.	9,420	20
*	Achillion Pharmaceuticals Inc.	6,155	19
*	Capital Senior Living Corp.	1,181	19

*	Enzo Biochem Inc.	1,946	19
*	R1 RCM Inc.	4,901	19
*	Collegium Pharmaceutical Inc.	1,099	19
*	RadNet Inc.	1,705	18
*	Aduro Biotech Inc.	1,866	18
*	Tabula Rasa HealthCare Inc.	511	18
*	Depomed Inc.	2,554	18
*,^	Stemline Therapeutics Inc.	1,136	17
*	Cytokinetics Inc.	2,021	17
*	Achaogen Inc.	1,434	17
*	Coherus Biosciences Inc.	1,877	17
	Computer Programs & Systems Inc.	548	17
*	RTI Surgical Inc.	3,451	17
*	Celldex Therapeutics Inc.	5,502	17
*	Cara Therapeutics Inc.	1,309	16
*	Oxford Immunotec Global plc	1,091	16
*	Calithera Biosciences Inc.	1,525	16
	Utah Medical Products Inc.	193	16
*	Natera Inc.	1,591	15
*	Intellia Therapeutics Inc.	680	15
	National Research Corp. Class A	443	15
*	Inovio Pharmaceuticals Inc.	3,192	15
*	Rockwell Medical Inc.	2,346	14
*	Endologix Inc.	2,608	14
*	ViewRay Inc.	1,474	14
*	Idera Pharmaceuticals Inc.	6,370	14
*	Civitas Solutions Inc.	720	14
*	Geron Corp.	7,024	14
*	Codexis Inc.	2,014	14
*	Sucampo Pharmaceuticals Inc. Class A	1,075	14
*	Tactile Systems Technology Inc.	455	14
*	Antares Pharma Inc.	7,242	13
*	Castlight Health Inc. Class B	3,285	13
*	Pacific Biosciences of California Inc.	3,926	13
*	Ardelyx Inc.	1,842	12
*	Karyopharm Therapeutics Inc.	1,080	12
*	Kura Oncology Inc.	744	12
*	Iovance Biotherapeutics Inc.	1,314	12
*	Medpace Holdings Inc.	357	12
*	Addus HomeCare Corp.	356	12
*	Tetraphase Pharmaceuticals Inc.	1,827	12
*	Reata Pharmaceuticals Inc. Class A	458	12
*	Corium International Inc.	985	12
*	Bellicum Pharmaceuticals Inc.	1,143	11
*	Aratana Therapeutics Inc.	1,951	11
*	Biohaven Pharmaceutical Holding Co. Ltd.	471	11
*	Pieris Pharmaceuticals Inc.	1,739	11
*	NewLink Genetics Corp.	1,223	11
*	Protagonist Therapeutics Inc.	532	10
*	Seres Therapeutics Inc.	957	10
*	Pulse Biosciences Inc.	456	10
*	Atara Biotherapeutics Inc.	680	10
*	Entellus Medical Inc.	574	10
*	GenMark Diagnostics Inc.	2,174	10
*	Neos Therapeutics Inc.	936	10
*	Ra Pharmaceuticals Inc.	670	10
*	BioTime Inc.	3,497	9

*	Sientra Inc.	650	9
*	Syros Pharmaceuticals Inc.	616	9
*	ChemoCentryx Inc.	1,391	9
*	Surgery Partners Inc.	923	9
*,^	Organovo Holdings Inc.	5,739	9
*	Melinta Therapeutics Inc.	476	8
*	Kindred Biosciences Inc.	1,054	8
*	Axovant Sciences Ltd.	1,458	8
*	Veracyte Inc.	1,177	8
*	Teligent Inc.	1,909	8
*,^	Zynerba Pharmaceuticals Inc.	551	8
*	Merrimack Pharmaceuticals Inc.	646	7
*	NantKwest Inc.	1,461	7
*	Clearside Biomedical Inc.	998	7
*	Durect Corp.	6,522	7
*	Minerva Neurosciences Inc.	1,177	7
*	Anavex Life Sciences Corp.	1,739	7
*	Fortress Biotech Inc.	1,698	7
*	FONAR Corp.	260	6
*	Quotient Ltd.	1,294	6
*	NanoString Technologies Inc.	813	6
*	Insys Therapeutics Inc.	1,142	6
*	Selecta Biosciences Inc.	565	6
*	Conatus Pharmaceuticals Inc.	1,342	6
*,^	Nymox Pharmaceutical Corp.	1,458	5
*	Advaxis Inc.	1,775	5
*	Ocular Therapeutix Inc.	1,103	5
*	Curis Inc.	5,571	4
*	Syndax Pharmaceuticals Inc.	441	4
*	Akcea Therapeutics Inc.	200	4
*	Miragen Therapeutics Inc.	432	3
*	Versartis Inc.	1,704	3
*	Obalon Therapeutics Inc.	396	3
*	Invitae Corp.	331	3
*	Allena Pharmaceuticals Inc.	114	2
*	Flex Pharma Inc.	29	—
			155,114
Materials & Processing (3.9%)
	DowDuPont Inc.	99,169	7,136
	Monsanto Co.	18,946	2,242
	Praxair Inc.	12,015	1,849
	Ecolab Inc.	10,810	1,469
	Air Products & Chemicals Inc.	8,993	1,466
	LyondellBasell Industries NV Class A	13,722	1,437
	Sherwin-Williams Co.	3,492	1,395
	PPG Industries Inc.	10,805	1,263
	International Paper Co.	17,487	990
	Ingersoll-Rand plc	10,698	937
	Newmont Mining Corp.	22,801	843
*	Freeport-McMoRan Inc.	57,122	795
	Nucor Corp.	13,452	773
	Vulcan Materials Co.	5,603	704
	WestRock Co.	10,531	657
	Fastenal Co.	12,287	644
	Celanese Corp. Class A	5,763	618
	Albemarle Corp.	4,573	614
	Ball Corp.	15,084	602

Masco Corp.	13,236	568
Martin Marietta Materials Inc.	2,716	566
Eastman Chemical Co.	6,127	566
FMC Corp.	5,538	523
International Flavors & Fragrances Inc.	3,249	505
Packaging Corp. of America	3,861	458
Sealed Air Corp.	8,560	411
Owens Corning	4,583	405
Chemours Co.	7,635	392
Steel Dynamics Inc.	9,830	378
Mosaic Co.	15,137	368
CF Industries Holdings Inc.	9,602	360
Lennox International Inc.	1,625	341
* Crown Holdings Inc.	5,383	322
* Berry Global Group Inc.	5,317	318
Acuity Brands Inc.	1,830	314
* Alcoa Corp.	7,457	310
RPM International Inc.	5,627	298
* Axalta Coating Systems Ltd.	9,082	288
Huntsman Corp.	8,455	270
Olin Corp.	7,126	254
Royal Gold Inc.	2,813	233
Eagle Materials Inc.	1,983	222
WR Grace & Co.	3,014	221
United States Steel Corp.	7,576	219
Hexcel Corp.	3,500	217
Sonoco Products Co.	4,031	216
AptarGroup Inc.	2,421	214
Graphic Packaging Holding Co.	13,546	207
Watsco Inc.	1,197	201
Ashland Global Holdings Inc.	2,696	199
Reliance Steel & Aluminum Co.	2,493	196
Scotts Miracle-Gro Co.	1,943	192
Bemis Co. Inc.	3,976	187
Versum Materials Inc.	4,491	172
* Owens-Illinois Inc.	7,115	172
Valmont Industries Inc.	969	167
* Beacon Roofing Supply Inc.	2,609	167
* Louisiana-Pacific Corp.	6,021	166
PolyOne Corp.	3,547	164
Cabot Corp.	2,578	158
Belden Inc.	1,840	156
Westlake Chemical Corp.	1,556	152
Timken Co.	2,983	149
Southern Copper Corp.	3,513	148
* Ingevity Corp.	1,841	147
* USG Corp.	3,842	146
Sensient Technologies Corp.	1,841	143
* Univar Inc.	4,801	141
Trinseo SA	1,904	141
* Trex Co. Inc.	1,191	140
* Summit Materials Inc. Class A	4,209	129
Domtar Corp.	2,594	125
HB Fuller Co.	2,206	125
* RBC Bearings Inc.	921	123
* Armstrong World Industries Inc.	2,029	122
* JELD-WEN Holding Inc.	3,056	120

NewMarket Corp.	296	119
US Silica Holdings Inc.	3,519	117
Balchem Corp.	1,298	113
* Allegheny Technologies Inc.	4,755	108
Minerals Technologies Inc.	1,479	107
* GCP Applied Technologies Inc.	3,183	104
* Rexnord Corp.	4,156	104
Carpenter Technology Corp.	2,093	103
* Masonite International Corp.	1,343	99
Simpson Manufacturing Co. Inc.	1,647	99
Compass Minerals International Inc.	1,411	98
* Ferro Corp.	3,787	96
* Builders FirstSource Inc.	4,695	96
Cabot Microelectronics Corp.	993	96
* Platform Specialty Products Corp.	9,429	94
Universal Forest Products Inc.	2,388	94
Commercial Metals Co.	4,623	92
Silgan Holdings Inc.	3,057	88
Mueller Industries Inc.	2,349	86
KapStone Paper and Packaging Corp.	3,844	85
Worthington Industries Inc.	1,992	83
* Cleveland-Cliffs Inc.	12,318	82
Mueller Water Products Inc. Class A	6,420	80
Quaker Chemical Corp.	485	80
* Installed Building Products Inc.	992	76
Interface Inc. Class A	2,950	74
Kaiser Aluminum Corp.	751	73
Stepan Co.	870	72
Tronox Ltd. Class A	3,105	71
Comfort Systems USA Inc.	1,601	69
Innospec Inc.	911	65
* AdvanSix Inc.	1,476	64
* Patrick Industries Inc.	623	63
Hecla Mining Co.	16,804	63
* Kraton Corp.	1,334	63
* BMC Stock Holdings Inc.	2,689	62
Schweitzer-Mauduit International Inc.	1,360	62
* MRC Global Inc.	3,911	61
* AK Steel Holding Corp.	12,246	60
Neenah Paper Inc.	664	59
* Coeur Mining Inc.	7,786	59
Apogee Enterprises Inc.	1,182	59
Tahoe Resources Inc.	13,207	58
Greif Inc. Class A	1,041	57
* US Concrete Inc.	695	56
* Koppers Holdings Inc.	1,019	51
Chase Corp.	401	51
AAON Inc.	1,362	50
Boise Cascade Co.	1,245	48
* Continental Building Products Inc.	1,701	47
* Gibraltar Industries Inc.	1,386	46
Deltic Timber Corp.	490	45
* PGT Innovations Inc.	2,716	44
Materion Corp.	872	43
A Schulman Inc.	1,117	42
Schnitzer Steel Industries Inc.	1,443	42
Calgon Carbon Corp.	1,909	41

	Rayonier Advanced Materials Inc.	2,192	41
	Innophos Holdings Inc.	880	41
	PH Glatfelter Co.	1,961	41
	Global Brass & Copper Holdings Inc.	1,175	41
	NN Inc.	1,439	40
*	GMS Inc.	1,006	38
	Quanex Building Products Corp.	1,669	37
	Advanced Drainage Systems Inc.	1,522	36
*	Clearwater Paper Corp.	748	35
*	Unifi Inc.	867	32
*	TimkenSteel Corp.	2,083	31
	Griffon Corp.	1,346	31
*	Century Aluminum Co.	2,351	31
	Kronos Worldwide Inc.	1,086	30
*	NCI Building Systems Inc.	1,671	28
	Insteel Industries Inc.	986	27
	American Vanguard Corp.	1,302	26
*	Caesarstone Ltd.	1,004	25
	KMG Chemicals Inc.	444	24
*	Armstrong Flooring Inc.	1,340	23
	Tredegar Corp.	1,085	21
*	Klondex Mines Ltd.	8,625	21
	Myers Industries Inc.	973	21
*	OMNOVA Solutions Inc.	1,879	20
*	Ply Gem Holdings Inc.	1,058	19
*	Intrepid Potash Inc.	4,576	17
	Haynes International Inc.	543	17
*	Verso Corp.	1,451	17
	FutureFuel Corp.	1,014	15
*	Landec Corp.	1,164	15
*	Veritiv Corp.	533	15
	Ardagh Group SA	712	14
	DMC Global Inc.	669	13
	Greif Inc. Class B	216	13
	Aceto Corp.	1,216	13
	Gold Resource Corp.	2,491	10
*	Forterra Inc.	999	10
*	LB Foster Co. Class A	401	9
*	Uranium Energy Corp.	6,859	9
*	LSB Industries Inc.	1,010	9
	Omega Flex Inc.	136	9
*	UFP Technologies Inc.	307	8
	LSI Industries Inc.	1,184	8
	Eastern Co.	262	8
*	Huttig Building Products Inc.	1,047	7
*	Lawson Products Inc.	277	7
	Core Molding Technologies Inc.	331	7
*	Northwest Pipe Co.	365	7
*	AgroFresh Solutions Inc.	1,083	7
	Ampco-Pittsburgh Corp.	406	6
*,2	Ferroglobe R&W Trust	4,465	—
			45,995
Other (0.0%)3
*,2	Dyax Corp CVR Exp. 12/31/2019	6,727	14
*	PQ Group Holdings Inc.	525	9
*	Switch Inc.	275	5
*	Venator Materials plc	200	5

*,2	Herbalife Ltd. CVR	450	4
*	Deciphera Pharmaceuticals Inc.	210	4
*	Roku Inc.	82	4
*	National Vision Holdings Inc.	100	3
*	Rhythm Pharmaceuticals Inc.	96	3
*	Optinose Inc.	72	1
*,2	Tobira Therapeutics CVR Exp. 12/31/2028	277	1
	Fairfax Financial Holdings Ltd.	2	1
*,2	Media General Inc. CVR	5,133	—
*,2	Omthera Pharmaceuticals Inc. CVR	152	—
*,2	Gerber Scientific Inc. CVR	223	—
*,2	Durata Therapeutics Inc CVR Exp. 12/31/2018	12	—
*,2	Clinical Data CVR	32	—
*,2	Chelsea Therapeutics International Ltd. CVR	2,322	—
			54
Producer Durables (11.0%)
	General Electric Co.	369,300	6,755
	Boeing Co.	23,690	6,557
	3M Co.	24,676	6,000
	Honeywell International Inc.	32,382	5,050
	Union Pacific Corp.	34,320	4,341
	Accenture plc Class A	26,438	3,913
	United Technologies Corp.	31,792	3,861
	United Parcel Service Inc. Class B	29,504	3,583
	Lockheed Martin Corp.	10,746	3,429
	Caterpillar Inc.	24,013	3,389
	FedEx Corp.	10,524	2,436
	Raytheon Co.	12,401	2,370
	General Dynamics Corp.	11,032	2,285
	Illinois Tool Works Inc.	12,901	2,184
	Automatic Data Processing Inc.	18,950	2,169
	Northrop Grumman Corp.	6,878	2,114
	CSX Corp.	37,074	2,067
	Deere & Co.	13,408	2,009
	Emerson Electric Co.	27,118	1,758
	Norfolk Southern Corp.	12,437	1,724
	Waste Management Inc.	18,633	1,533
	Delta Air Lines Inc.	28,261	1,496
	Johnson Controls International plc	39,542	1,488
	Eaton Corp. plc	18,720	1,456
	Southwest Airlines Co.	23,721	1,439
	Roper Technologies Inc.	4,255	1,137
	Cummins Inc.	6,644	1,112
	Stanley Black & Decker Inc.	6,430	1,091
	Rockwell Automation Inc.	5,455	1,053
	Parker-Hannifin Corp.	5,493	1,030
	PACCAR Inc.	14,273	1,004
	Fortive Corp.	12,943	966
	American Airlines Group Inc.	19,011	960
	Paychex Inc.	13,416	903
	Rockwell Collins Inc.	6,772	896
*	United Continental Holdings Inc.	11,521	730
	AMETEK Inc.	9,456	687
*	Mettler-Toledo International Inc.	1,057	665
	Dover Corp.	6,620	647
*	Waters Corp.	3,221	635
	L3 Technologies Inc.	3,191	634

Republic Services Inc. Class A	9,523	618
Textron Inc.	10,912	608
* Verisk Analytics Inc. Class A	6,221	600
* United Rentals Inc.	3,617	577
Cintas Corp.	3,644	574
TransDigm Group Inc.	2,005	569
Xylem Inc.	7,770	539
Pentair plc	7,077	504
CH Robinson Worldwide Inc.	5,758	499
Kansas City Southern	4,376	491
Expeditors International of Washington Inc.	7,429	481
WW Grainger Inc.	2,122	470
* CoStar Group Inc.	1,508	460
Huntington Ingalls Industries Inc.	1,881	455
IDEX Corp.	3,278	444
Spirit AeroSystems Holdings Inc. Class A	5,138	433
* Trimble Inc.	10,155	426
Avery Dennison Corp.	3,647	416
Snap-on Inc.	2,439	413
Arconic Inc.	16,571	408
JB Hunt Transport Services Inc.	3,567	396
* XPO Logistics Inc.	4,784	378
ManpowerGroup Inc.	2,890	373
* Copart Inc.	8,597	371
* Sensata Technologies Holding NV	7,331	366
AO Smith Corp.	5,770	366
Allegion plc	4,196	353
Alaska Air Group Inc.	5,083	352
Old Dominion Freight Line Inc.	2,514	325
* HD Supply Holdings Inc.	8,727	323
* Keysight Technologies Inc.	7,352	320
Graco Inc.	2,426	319
Orbital ATK Inc.	2,392	316
Jacobs Engineering Group Inc.	4,785	314
* Middleby Corp.	2,432	310
Carlisle Cos. Inc.	2,649	305
Nordson Corp.	2,368	304
* JetBlue Airways Corp.	13,986	300
Toro Co.	4,553	297
Hubbell Inc. Class B	2,329	293
Xerox Corp.	9,786	290
Wabtec Corp.	3,707	285
Fluor Corp.	5,857	284
Robert Half International Inc.	4,914	280
Oshkosh Corp.	3,101	279
FLIR Systems Inc.	5,856	273
* Teledyne Technologies Inc.	1,420	264
* AECOM	6,649	249
Donaldson Co. Inc.	4,989	249
* Zebra Technologies Corp.	2,178	240
* Quanta Services Inc.	6,278	238
Flowserve Corp.	5,582	238
Booz Allen Hamilton Holding Corp. Class A	6,131	237
BWX Technologies Inc.	3,760	235
Curtiss-Wright Corp.	1,867	232
* Stericycle Inc.	3,492	232
Trinity Industries Inc.	6,426	229

Allison Transmission Holdings Inc.	5,467	224
Lincoln Electric Holdings Inc.	2,421	221
Macquarie Infrastructure Corp.	3,267	218
Knight-Swift Transportation Holdings Inc.	5,107	218
* Genesee & Wyoming Inc. Class A	2,639	208
AGCO Corp.	2,931	207
Littelfuse Inc.	969	197
Rollins Inc.	4,230	196
Genpact Ltd.	5,949	192
Ryder System Inc.	2,299	190
ITT Inc.	3,477	188
Air Lease Corp. Class A	4,237	183
Copa Holdings SA Class A	1,360	183
Terex Corp.	3,851	180
National Instruments Corp.	4,077	179
EMCOR Group Inc.	2,175	176
MAXIMUS Inc.	2,517	174
Landstar System Inc.	1,675	173
Woodward Inc.	2,188	169
Kennametal Inc.	3,446	161
MSC Industrial Direct Co. Inc. Class A	1,780	160
Crane Co.	1,815	155
Brink's Co.	1,915	155
Healthcare Services Group Inc.	2,933	152
Deluxe Corp.	2,115	150
* Kirby Corp.	2,212	149
* Colfax Corp.	3,958	147
Barnes Group Inc.	2,167	144
Regal Beloit Corp.	1,852	143
John Bean Technologies Corp.	1,179	141
* On Assignment Inc.	2,186	140
* Dycom Industries Inc.	1,286	138
* WESCO International Inc.	2,101	138
HEICO Corp. Class A	1,814	138
* Generac Holdings Inc.	2,673	131
EnerSys	1,897	131
* Conduent Inc.	8,578	131
* Spirit Airlines Inc.	3,020	129
* Darling Ingredients Inc.	7,092	127
* KLX Inc.	2,261	127
* MasTec Inc.	2,786	125
* Gardner Denver Holdings Inc.	3,772	122
Tetra Tech Inc.	2,405	120
* Clean Harbors Inc.	2,218	119
KBR Inc.	6,308	118
* Welbilt Inc.	5,258	118
* Advanced Energy Industries Inc.	1,565	117
MSA Safety Inc.	1,362	117
Hillenbrand Inc.	2,544	116
* Moog Inc. Class A	1,363	115
Granite Construction Inc.	1,704	113
SkyWest Inc.	2,095	109
GATX Corp.	1,726	109
* TopBuild Corp.	1,588	108
HEICO Corp.	1,190	108
UniFirst Corp.	638	104
* Proto Labs Inc.	1,077	104

Korn/Ferry International	2,282	100
ABM Industries Inc.	2,269	97
* WageWorks Inc.	1,505	97
Applied Industrial Technologies Inc.	1,504	96
Hawaiian Holdings Inc.	2,222	96
Herman Miller Inc.	2,661	95
Franklin Electric Co. Inc.	2,045	95
* Itron Inc.	1,456	94
Convergys Corp.	3,662	90
* Navistar International Corp.	2,165	88
Pitney Bowes Inc.	8,246	88
Watts Water Technologies Inc. Class A	1,179	88
Exponent Inc.	1,149	87
* ExlService Holdings Inc.	1,401	86
* Aerojet Rocketdyne Holdings Inc.	2,722	86
* Esterline Technologies Corp.	1,169	83
Triton International Ltd.	2,054	81
Insperity Inc.	683	81
EnPro Industries Inc.	930	80
ESCO Technologies Inc.	1,222	80
* Saia Inc.	1,191	78
* FTI Consulting Inc.	1,798	77
Albany International Corp.	1,182	76
* TriNet Group Inc.	1,698	76
Brady Corp. Class A	1,938	76
Forward Air Corp.	1,326	75
Covanta Holding Corp.	4,939	75
* SPX FLOW Inc.	1,633	73
Chicago Bridge & Iron Co. NV	4,347	71
Actuant Corp. Class A	2,685	71
Cubic Corp.	1,129	70
HNI Corp.	1,975	69
Allegiant Travel Co. Class A	451	69
* Hub Group Inc. Class A	1,432	68
Werner Enterprises Inc.	1,786	68
* Harsco Corp.	3,767	68
* OSI Systems Inc.	784	68
Sun Hydraulics Corp.	1,102	67
* Manitowoc Co. Inc.	1,660	67
Mobile Mini Inc.	1,856	67
Triumph Group Inc.	2,122	66
* Chart Industries Inc.	1,336	65
* Rush Enterprises Inc. Class A	1,329	65
Raven Industries Inc.	1,656	63
AAR Corp.	1,517	63
* SPX Corp.	1,971	63
Kaman Corp.	1,049	63
* Herc Holdings Inc.	1,044	62
* Electronics For Imaging Inc.	2,007	62
Altra Industrial Motion Corp.	1,264	61
Federal Signal Corp.	2,842	61
Standex International Corp.	552	59
* ACCO Brands Corp.	4,464	59
Alamo Group Inc.	495	58
McGrath RentCorp	1,212	58
* Atlas Air Worldwide Holdings Inc.	995	57
* Sykes Enterprises Inc.	1,795	57

Badger Meter Inc.	1,220	57
* Axon Enterprise Inc.	2,271	57
Matson Inc.	1,922	56
* Air Transport Services Group Inc.	2,263	55
AZZ Inc.	1,138	55
Steelcase Inc. Class A	3,538	54
Multi-Color Corp.	698	53
H&E Equipment Services Inc.	1,415	53
Wabash National Corp.	2,597	52
Greenbrier Cos. Inc.	1,036	52
Tennant Co.	785	52
General Cable Corp.	2,358	51
* Advanced Disposal Services Inc.	2,170	51
Aircastle Ltd.	2,042	50
* TrueBlue Inc.	1,723	49
Briggs & Stratton Corp.	1,960	49
Astec Industries Inc.	873	48
ArcBest Corp.	1,273	48
Heartland Express Inc.	2,104	48
US Ecology Inc.	928	48
Knoll Inc.	2,190	48
* FARO Technologies Inc.	900	47
* Paylocity Holding Corp.	997	46
Lindsay Corp.	490	46
Primoris Services Corp.	1,618	45
* Lydall Inc.	819	45
Hyster-Yale Materials Handling Inc.	525	45
Encore Wire Corp.	949	44
* ICF International Inc.	816	44
* Modine Manufacturing Co.	1,925	44
MTS Systems Corp.	780	44
* TriMas Corp.	1,678	43
Kadant Inc.	424	43
* Navigant Consulting Inc.	2,253	43
Marten Transport Ltd.	2,145	43
* Aegion Corp. Class A	1,561	43
* Tutor Perini Corp.	1,703	43
Schneider National Inc. Class B	1,627	43
Columbus McKinnon Corp.	1,056	42
* Casella Waste Systems Inc. Class A	1,951	42
Ship Finance International Ltd.	2,683	42
Kelly Services Inc. Class A	1,378	40
GasLog Ltd.	2,194	40
Douglas Dynamics Inc.	958	39
* Aerovironment Inc.	849	39
Argan Inc.	655	39
* Control4 Corp.	1,155	38
* SP Plus Corp.	976	38
* Astronics Corp.	870	36
* Huron Consulting Group Inc.	880	36
* Thermon Group Holdings Inc.	1,542	36
Quad/Graphics Inc.	1,581	36
* Kratos Defense & Security Solutions Inc.	3,400	35
* Echo Global Logistics Inc.	1,313	35
* Milacron Holdings Corp.	1,991	35
Kforce Inc.	1,349	35
* CAI International Inc.	1,000	34

*	CSW Industrials Inc.	688	33
*	Atkore International Group Inc.	1,493	32
*	SEACOR Holdings Inc.	660	32
*	PHH Corp.	2,770	31
	CIRCOR International Inc.	645	31
*	CBIZ Inc.	2,102	31
	Kimball International Inc. Class B	1,634	30
*	InnerWorkings Inc.	2,742	30
*	Textainer Group Holdings Ltd.	1,260	29
	RPX Corp.	2,175	29
	TeleTech Holdings Inc.	697	28
	Titan International Inc.	2,357	28
	Teekay Corp.	3,297	27
	Heidrick & Struggles International Inc.	1,085	27
	Gorman-Rupp Co.	793	26
	Spartan Motors Inc.	1,625	26
	RR Donnelley & Sons Co.	2,754	26
	LSC Communications Inc.	1,573	26
	Resources Connection Inc.	1,556	25
	Scorpio Tankers Inc.	7,990	25
*	Vicor Corp.	1,065	24
*	International Seaways Inc.	1,395	24
*	Engility Holdings Inc.	778	23
*	DXP Enterprises Inc.	803	22
	VSE Corp.	464	22
	Bristow Group Inc.	1,522	22
*	NV5 Global Inc.	387	21
*	Sterling Construction Co. Inc.	1,217	21
	Forrester Research Inc.	447	21
	Ennis Inc.	981	21
	Barrett Business Services Inc.	308	20
	Frontline Ltd.	3,761	20
	Mesa Laboratories Inc.	143	19
*	Covenant Transportation Group Inc. Class A	640	19
	Essendant Inc.	2,014	19
*	Wesco Aircraft Holdings Inc.	2,561	19
*	Energy Recovery Inc.	1,662	19
*	YRC Worldwide Inc.	1,491	18
	Nordic American Tankers Ltd.	4,539	18
	Park-Ohio Holdings Corp.	382	18
	DHT Holdings Inc.	4,570	18
*	Team Inc.	1,280	18
	REV Group Inc.	632	17
	American Railcar Industries Inc.	425	17
	CRA International Inc.	380	17
	Hackett Group Inc.	1,044	17
*	Vectrus Inc.	527	17
	Miller Industries Inc.	584	16
	Systemax Inc.	528	16
*	Titan Machinery Inc.	818	16
*	Mistras Group Inc.	664	15
*,^	Plug Power Inc.	6,334	15
*	Ardmore Shipping Corp.	1,859	15
*	Ducommun Inc.	499	14
	Hurco Cos. Inc.	306	14
*	Commercial Vehicle Group Inc.	1,175	13
*	GP Strategies Corp.	548	13

	Teekay Tankers Ltd. Class A	7,689	12
*	Great Lakes Dredge & Dock Corp.	2,437	12
*	Heritage-Crystal Clean Inc.	628	12
*	Gener8 Maritime Inc.	2,571	12
*	HC2 Holdings Inc.	2,122	12
*	Babcock & Wilcox Enterprises Inc.	2,437	11
	Preformed Line Products Co.	136	11
	Powell Industries Inc.	401	11
*	Layne Christensen Co.	858	11
*	Orion Group Holdings Inc.	1,426	11
*	ServiceSource International Inc.	3,785	11
*	Twin Disc Inc.	381	11
	Graham Corp.	537	11
*	Hudson Technologies Inc.	1,771	10
*	Roadrunner Transportation Systems Inc.	1,172	10
	FreightCar America Inc.	583	10
*	Liquidity Services Inc.	1,689	10
	NACCO Industries Inc. Class A	220	10
*	Willdan Group Inc.	374	9
*	Hill International Inc.	1,657	9
	Scorpio Bulkers Inc.	1,307	9
	Hardinge Inc.	551	9
	Allied Motion Technologies Inc.	292	9
*,^	Daseke Inc.	725	9
	Costamare Inc.	1,568	9
	Advanced Emissions Solutions Inc.	933	8
*	Maxwell Technologies Inc.	1,487	8
*	Radiant Logistics Inc.	1,707	8
*	Dorian LPG Ltd.	1,112	8
*	Eagle Bulk Shipping Inc.	1,821	8
	CECO Environmental Corp.	1,327	7
*	Ascent Capital Group Inc. Class A	594	7
*	Information Services Group Inc.	1,467	7
*	IES Holdings Inc.	373	7
*	ExOne Co.	518	6
*	Blue Bird Corp.	321	6
*	Overseas Shipholding Group Inc. Class A	2,128	6
*	Navios Maritime Holdings Inc.	3,989	6
*	Willis Lease Finance Corp.	197	5
^	EnviroStar Inc.	183	5
*	StarTek Inc.	506	5
	Navios Maritime Acquisition Corp.	3,523	5
*	Napco Security Technologies Inc.	462	5
*	Genco Shipping & Trading Ltd.	354	4
	BG Staffing Inc.	245	4
			127,610
Technology (19.5%)
	Apple Inc.	221,540	38,072
	Microsoft Corp.	318,370	26,797
*	Facebook Inc. Class A	99,136	17,565
*	Alphabet Inc. Class A	12,878	13,344
*	Alphabet Inc. Class C	12,597	12,867
	Intel Corp.	200,121	8,973
	Cisco Systems Inc.	213,100	7,949
	Oracle Corp.	122,409	6,005
	International Business Machines Corp.	36,521	5,623
	NVIDIA Corp.	24,054	4,828

Broadcom Ltd.	17,150	4,767
QUALCOMM Inc.	62,886	4,172
Texas Instruments Inc.	42,489	4,134
* Adobe Systems Inc.	20,974	3,806
* salesforce.com Inc.	28,825	3,007
Applied Materials Inc.	45,668	2,410
Activision Blizzard Inc.	31,175	1,945
* Micron Technology Inc.	45,610	1,933
Cognizant Technology Solutions Corp. Class A	24,825	1,794
* NXP Semiconductors NV	14,780	1,676
Intuit Inc.	10,298	1,619
HP Inc.	72,633	1,558
* Electronic Arts Inc.	12,820	1,363
Analog Devices Inc.	15,332	1,320
Lam Research Corp.	6,748	1,298
Corning Inc.	38,198	1,237
DXC Technology Co.	11,843	1,139
Amphenol Corp. Class A	12,513	1,134
* Autodesk Inc.	8,969	984
Hewlett Packard Enterprise Co.	69,178	965
* Red Hat Inc.	7,576	960
Western Digital Corp.	12,153	958
* ServiceNow Inc.	7,286	896
Microchip Technology Inc.	9,563	832
Skyworks Solutions Inc.	7,877	825
Harris Corp.	5,181	749
Symantec Corp.	25,465	738
Xilinx Inc.	10,421	724
* IHS Markit Ltd.	16,188	722
* Dell Technologies Inc. Class V	8,568	670
KLA-Tencor Corp.	6,496	664
Motorola Solutions Inc.	7,050	663
Maxim Integrated Products Inc.	12,128	635
NetApp Inc.	11,172	631
* Synopsys Inc.	6,396	578
* Twitter Inc.	27,693	570
* Workday Inc. Class A	5,381	554
* Citrix Systems Inc.	6,265	549
* Palo Alto Networks Inc.	3,708	540
* ANSYS Inc.	3,613	535
* Cadence Design Systems Inc.	11,831	520
* Arista Networks Inc.	2,144	500
* Take-Two Interactive Software Inc.	4,425	494
Cognex Corp.	3,551	492
* Splunk Inc.	5,848	468
CDW Corp.	6,261	438
* Gartner Inc.	3,623	438
CA Inc.	13,146	435
Juniper Networks Inc.	15,373	427
* VeriSign Inc.	3,668	422
* Qorvo Inc.	5,429	416
Marvell Technology Group Ltd.	17,627	394
Amdocs Ltd.	5,961	389
CDK Global Inc.	5,607	387
* Akamai Technologies Inc.	6,870	383
* Advanced Micro Devices Inc.	34,111	371
Leidos Holdings Inc.	5,765	366

* F5 Networks Inc.	2,701	362
* IAC/InterActiveCorp	2,844	362
* VMware Inc. Class A	2,971	357
* ON Semiconductor Corp.	17,740	356
Teradyne Inc.	8,732	353
* IPG Photonics Corp.	1,536	352
Universal Display Corp.	1,792	324
* PTC Inc.	4,854	309
SS&C Technologies Holdings Inc.	7,256	300
* Coherent Inc.	1,016	297
* CommScope Holding Co. Inc.	7,716	278
* Arrow Electronics Inc.	3,416	276
LogMeIn Inc.	2,207	263
* Fortinet Inc.	6,199	261
* Tyler Technologies Inc.	1,412	258
* Microsemi Corp.	4,765	252
* Ultimate Software Group Inc.	1,191	251
* GrubHub Inc.	3,704	250
* Guidewire Software Inc.	3,166	236
* Cavium Inc.	2,710	232
* GoDaddy Inc. Class A	4,720	230
Cypress Semiconductor Corp.	13,850	222
Avnet Inc.	5,344	221
MKS Instruments Inc.	2,326	219
* Black Knight Inc.	4,747	213
* EPAM Systems Inc.	2,097	213
* ARRIS International plc	7,005	210
* Teradata Corp.	5,468	208
Jabil Inc.	6,921	200
* Aspen Technology Inc.	2,973	199
Blackbaud Inc.	2,017	199
* Nuance Communications Inc.	12,283	191
Entegris Inc.	6,208	188
Monolithic Power Systems Inc.	1,584	187
CSRA Inc.	6,423	186
Sabre Corp.	9,104	181
* Tableau Software Inc. Class A	2,511	177
* Paycom Software Inc.	2,082	171
* Integrated Device Technology Inc.	5,627	169
* Proofpoint Inc.	1,835	165
DST Systems Inc.	2,622	164
* Silicon Laboratories Inc.	1,798	164
* NCR Corp.	5,217	163
* ViaSat Inc.	2,180	162
* Cree Inc.	4,172	148
* Cirrus Logic Inc.	2,683	148
SYNNEX Corp.	1,086	148
* Tech Data Corp.	1,519	147
* Yelp Inc. Class A	3,268	146
* Lumentum Holdings Inc.	2,611	141
* Zendesk Inc.	4,129	139
Dolby Laboratories Inc. Class A	2,187	136
* Manhattan Associates Inc.	3,031	134
* Atlassian Corp. plc Class A	2,869	134
Science Applications International Corp.	1,787	133
* CACI International Inc. Class A	989	130
* Ellie Mae Inc.	1,461	129

* Rogers Corp.	788	127
* Ciena Corp.	5,824	127
* NetScout Systems Inc.	3,970	123
Vishay Intertechnology Inc.	5,607	123
* Zynga Inc. Class A	29,907	123
* RingCentral Inc. Class A	2,593	122
* II-VI Inc.	2,555	121
* Verint Systems Inc.	2,741	120
* ACI Worldwide Inc.	5,215	119
* EchoStar Corp. Class A	1,887	113
* Mercury Systems Inc.	2,145	112
InterDigital Inc.	1,465	111
* RealPage Inc.	2,428	110
* Sanmina Corp.	3,207	109
* HubSpot Inc.	1,334	108
* FireEye Inc.	7,525	106
* Finisar Corp.	4,743	95
* CommVault Systems Inc.	1,736	94
* Acxiom Corp.	3,419	93
Progress Software Corp.	2,214	92
TiVo Corp.	5,137	91
* Groupon Inc. Class A	16,205	91
Power Integrations Inc.	1,163	91
* Anixter International Inc.	1,262	90
* Semtech Corp.	2,649	90
* Viavi Solutions Inc.	9,403	88
* Envestnet Inc.	1,773	87
* iRobot Corp.	1,238	85
* Plexus Corp.	1,349	84
Ebix Inc.	1,075	83
* Callidus Software Inc.	2,786	82
Pegasystems Inc.	1,585	80
Plantronics Inc.	1,523	80
* Cornerstone OnDemand Inc.	2,138	79
* Box Inc.	3,757	79
* Ambarella Inc.	1,434	78
* New Relic Inc.	1,381	78
* VeriFone Systems Inc.	4,463	77
* Pure Storage Inc. Class A	4,050	75
* Nutanix Inc.	2,281	75
Methode Electronics Inc.	1,580	74
* Rambus Inc.	4,960	73
* NETGEAR Inc.	1,424	73
* Qualys Inc.	1,232	73
* TTM Technologies Inc.	4,333	71
* Inphi Corp.	1,704	70
* Ubiquiti Networks Inc.	1,047	70
* Extreme Networks Inc.	5,184	67
* MaxLinear Inc.	2,513	66
Brooks Automation Inc.	2,618	65
* Benchmark Electronics Inc.	2,102	64
ManTech International Corp. Class A	1,241	63
* Knowles Corp.	3,975	63
* Twilio Inc. Class A	2,350	63
* BroadSoft Inc.	1,139	63
* MACOM Technology Solutions Holdings Inc.	1,918	63
* Five9 Inc.	2,532	62

*	Insight Enterprises Inc.	1,543	60
*	Virtusa Corp.	1,290	60
*	GTT Communications Inc.	1,467	59
	Diebold Nixdorf Inc.	3,076	59
*	Gigamon Inc.	1,517	59
*	MINDBODY Inc. Class A	1,772	58
*	Imperva Inc.	1,392	57
	CSG Systems International Inc.	1,248	57
*	Synaptics Inc.	1,494	56
*	FormFactor Inc.	3,411	56
*	Novanta Inc.	1,134	55
*	Bottomline Technologies de Inc.	1,623	54
*	Axcelis Technologies Inc.	1,649	53
*	Oclaro Inc.	7,348	52
*	Diodes Inc.	1,781	52
*	MicroStrategy Inc. Class A	374	51
*	Coupa Software Inc.	1,428	51
	ADTRAN Inc.	2,182	50
*	Match Group Inc.	1,671	49
*	Fabrinet	1,533	49
*	Q2 Holdings Inc.	1,155	48
*	Amkor Technology Inc.	4,566	48
*	ePlus Inc.	586	48
*	CEVA Inc.	980	47
	NIC Inc.	2,789	46
	CTS Corp.	1,676	46
*	Hortonworks Inc.	2,356	45
*	Varonis Systems Inc.	890	45
*	Stratasys Ltd.	2,049	45
	Monotype Imaging Holdings Inc.	1,746	44
*	Inovalon Holdings Inc. Class A	2,717	43
*	ScanSource Inc.	1,200	43
*	Infinera Corp.	5,952	43
*	Vocera Communications Inc.	1,458	43
*	Cray Inc.	1,815	41
*	Blucora Inc.	2,005	41
	Xperi Corp.	2,132	41
	AVX Corp.	2,259	41
*	Alarm.com Holdings Inc.	978	40
*	Web.com Group Inc.	1,740	40
*,^	3D Systems Corp.	4,511	40
*	Super Micro Computer Inc.	1,799	40
*	IXYS Corp.	1,620	39
*	SPS Commerce Inc.	752	38
*	Syntel Inc.	1,447	37
*	TrueCar Inc.	2,983	36
*	Lattice Semiconductor Corp.	5,942	35
*	Loral Space & Communications Inc.	740	35
*	KEMET Corp.	2,213	34
*	Rudolph Technologies Inc.	1,394	34
*	Ultra Clean Holdings Inc.	1,613	34
*	CalAmp Corp.	1,466	33
*	Electro Scientific Industries Inc.	1,385	33
*	Silver Spring Networks Inc.	2,043	33
*	Barracuda Networks Inc.	1,178	33
*	PROS Holdings Inc.	1,298	33
*	Veeco Instruments Inc.	1,972	32

*	Nanometrics Inc.	1,261	32
*	Acacia Communications Inc.	806	31
*	CommerceHub Inc.	1,431	31
*	Carbonite Inc.	1,247	30
*	LivePerson Inc.	2,648	29
*,^	Tucows Inc. Class A	458	29
*	Perficient Inc.	1,491	29
*	Xcerra Corp.	2,908	29
*	Photronics Inc.	2,835	27
	Comtech Telecommunications Corp.	1,250	27
	Cohu Inc.	1,178	27
*	Endurance International Group Holdings Inc.	2,810	26
*	Actua Corp.	1,685	26
*	Kimball Electronics Inc.	1,243	26
*	Bazaarvoice Inc.	4,496	25
*	Evolent Health Inc. Class A	1,879	24
*	VASCO Data Security International Inc.	1,772	24
*	Applied Optoelectronics Inc.	523	23
*	Impinj Inc.	868	22
*	A10 Networks Inc.	2,702	22
*	Everbridge Inc.	804	21
*	PDF Solutions Inc.	1,176	21
	NVE Corp.	254	21
*	Ribbon Communications Inc.	2,678	21
*	Unisys Corp.	2,621	20
*	Benefitfocus Inc.	746	20
*	Synchronoss Technologies Inc.	1,981	20
*	SMART Global Holdings Inc.	657	20
*	Apptio Inc. Class A	863	19
*	Glu Mobile Inc.	4,834	19
*	Limelight Networks Inc.	3,871	19
*	Rapid7 Inc.	994	19
*	Alpha & Omega Semiconductor Ltd.	1,064	19
*	Blackline Inc.	510	19
*	pdvWireless Inc.	566	18
*	Appfolio Inc.	427	18
*	Digimarc Corp.	471	18
*	Model N Inc.	1,067	17
*	Workiva Inc.	797	17
*	MuleSoft Inc. Class A	745	17
*	Ichor Holdings Ltd.	576	16
	QAD Inc. Class A	430	16
*	Harmonic Inc.	3,722	16
	Park Electrochemical Corp.	777	15
*	Okta Inc.	505	15
*	DSP Group Inc.	1,117	15
*	Mitek Systems Inc.	1,508	14
	Bel Fuse Inc. Class B	501	13
	Daktronics Inc.	1,391	13
	PC Connection Inc.	468	13
*	EMCORE Corp.	1,638	13
*	TechTarget Inc.	911	13
*	Quantenna Communications Inc.	1,022	13
*	Digi International Inc.	1,191	12
*	Brightcove Inc.	1,624	12
*	NeoPhotonics Corp.	1,689	12
*	KeyW Holding Corp.	2,149	12

*	Zix Corp.	2,658	12
*	Sparton Corp.	473	11
*	Telenav Inc.	1,968	11
*	Kopin Corp.	3,357	11
*	Alteryx Inc. Class A	426	11
*	MobileIron Inc.	2,704	11
*	Presidio Inc.	683	11
*	ChannelAdvisor Corp.	1,206	10
*	Park City Group Inc.	942	10
*	Cloudera Inc.	626	10
*	Avid Technology Inc.	1,471	10
*	Immersion Corp.	1,279	10
*	Ooma Inc.	868	10
*	Acacia Research Corp.	2,241	9
*	Sigma Designs Inc.	1,602	9
	Reis Inc.	424	9
	Simulations Plus Inc.	591	9
*	VirnetX Holding Corp.	2,500	9
*	KVH Industries Inc.	798	9
*	Meet Group Inc.	3,237	8
*	Iteris Inc.	1,125	7
*	Aerohive Networks Inc.	1,333	7
*	Intevac Inc.	963	7
*	Amber Road Inc.	968	7
*	Quantum Corp.	1,332	7
*	Global Eagle Entertainment Inc.	2,328	6
*	Leaf Group Ltd.	607	5
*	GSI Technology Inc.	605	5
*	PCM Inc.	460	5
*	Rubicon Project Inc.	2,362	4
*	RealNetworks Inc.	978	4
*,^	Veritone Inc.	151	4
*	SecureWorks Corp. Class A	317	3
*	Revolution Lighting Technologies Inc.	605	3
*	Appian Corp.	90	2
*	Aquantia Corp.	158	2
			227,022
Utilities (5.0%)
	AT&T Inc.	261,305	9,506
	Verizon Communications Inc.	173,341	8,821
	NextEra Energy Inc.	19,911	3,147
	Duke Energy Corp.	30,082	2,683
	Dominion Energy Inc.	27,794	2,338
	Southern Co.	42,283	2,165
	Exelon Corp.	40,743	1,699
	American Electric Power Co. Inc.	21,008	1,631
	Sempra Energy	10,731	1,298
	PG&E Corp.	21,773	1,181
	Consolidated Edison Inc.	13,080	1,165
	Public Service Enterprise Group Inc.	21,655	1,149
	Xcel Energy Inc.	21,866	1,129
	Edison International	13,356	1,085
	PPL Corp.	28,596	1,049
	WEC Energy Group Inc.	13,624	947
	DTE Energy Co.	7,549	872
	Eversource Energy	13,371	867
*	T-Mobile US Inc.	12,137	741

American Water Works Co. Inc.	7,300	668
FirstEnergy Corp.	19,052	650
Entergy Corp.	7,291	631
Ameren Corp.	9,854	630
CMS Energy Corp.	11,978	598
CenturyLink Inc.	39,524	577
CenterPoint Energy Inc.	18,463	554
Alliant Energy Corp.	9,665	436
Pinnacle West Capital Corp.	4,718	433
Atmos Energy Corp.	4,295	396
NiSource Inc.	13,023	359
Westar Energy Inc. Class A	6,073	347
NRG Energy Inc.	12,231	338
UGI Corp.	6,743	330
Great Plains Energy Inc.	9,143	314
OGE Energy Corp.	8,690	311
AES Corp.	27,998	296
* Zayo Group Holdings Inc.	8,017	283
Aqua America Inc.	7,038	267
Vectren Corp.	3,622	252
SCANA Corp.	5,550	240
MDU Resources Group Inc.	8,384	234
IDACORP Inc.	2,267	224
* Calpine Corp.	14,456	217
Portland General Electric Co.	3,943	196
* Vistra Energy Corp.	10,353	196
National Fuel Gas Co.	3,111	183
WGL Holdings Inc.	2,120	179
ALLETE Inc.	2,214	178
ONE Gas Inc.	2,173	172
Hawaiian Electric Industries Inc.	4,464	171
Southwest Gas Holdings Inc.	1,979	170
New Jersey Resources Corp.	3,762	168
Spire Inc.	1,996	164
* Sprint Corp.	26,677	160
j2 Global Inc.	2,035	154
PNM Resources Inc.	3,361	153
Avista Corp.	2,671	139
NorthWestern Corp.	2,137	137
Black Hills Corp.	2,215	130
Avangrid Inc.	2,376	126
South Jersey Industries Inc.	3,369	114
Telephone & Data Systems Inc.	4,092	113
Ormat Technologies Inc.	1,665	109
MGE Energy Inc.	1,563	103
El Paso Electric Co.	1,646	100
California Water Service Group	1,973	90
American States Water Co.	1,487	86
* Vonage Holdings Corp.	8,129	83
Otter Tail Corp.	1,660	80
Northwest Natural Gas Co.	1,147	79
* Straight Path Communications Inc. Class B	419	76
Cogent Communications Holdings Inc.	1,616	76
Shenandoah Telecommunications Co.	1,902	73
Pattern Energy Group Inc. Class A	2,969	67
Chesapeake Utilities Corp.	693	59
* Dynegy Inc.	4,664	57

*	8x8 Inc.			3,987	56
	NRG Yield Inc. Class A			2,819	53
	SJW Group			721	49
*	Boingo Wireless Inc.			1,763	44
	Middlesex Water Co.			890	41
*	Cincinnati Bell Inc.			1,874	41
*	General Communication Inc. Class A			946	38
	Consolidated Communications Holdings Inc.			2,615	37
	Connecticut Water Service Inc.			577	37
	ATN International Inc.			589	35
^	Frontier Communications Corp.			4,052	34
*	Globalstar Inc.			21,421	34
*	ORBCOMM Inc.			2,930	32
	Unitil Corp.			596	31
*	Gogo Inc.			2,800	31
*	Iridium Communications Inc.			2,456	30
*	United States Cellular Corp.			755	29
	Windstream Holdings Inc.			9,679	25
	York Water Co.			668	25
	NRG Yield Inc.			1,256	24
	Artesian Resources Corp. Class A			437	19
	Spok Holdings Inc.			888	16
*	Atlantic Power Corp.			5,883	15
	IDT Corp. Class B			811	13
	Consolidated Water Co. Ltd.			768	10
*	AquaVenture Holdings Ltd.			611	9
	RGC Resources Inc.			334	9
	Spark Energy Inc. Class A			617	8
*	Intelsat SA			1,795	6
	Genie Energy Ltd. Class B			851	4
*	Evoqua Water Technologies Corp.			151	3
					58,037
Total Common Stocks (Cost $925,031)					1,159,181
		Coupon
Temporary Cash Investments (0.7%)1
Money Market Fund (0.7%)
4,5 Vanguard Market Liquidity Fund		1.309%		75,395	7,540

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6	United States Treasury Bill	1.116%	2/22/18	200	200
Total Temporary Cash Investments (Cost $7,740)					7,740
Total Investments (100.3%) (Cost $932,771)					1,166,921
Other Assets and Liabilities-Net (-0.3%)5					(3,230)
Net Assets (100%)					1,163,691

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $818,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0 % and 0.3%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 “Other” represents securities that are not classified by the fund’s benchmark index.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $843,000 of collateral received for securities on loan.
6 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	31	4,104	254

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Russell 3000 Index Fund

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,159,149	—	32
Temporary Cash Investments	7,540	200	—
Futures Contracts—Assets[1]	35	—	—
Total	1,166,724	200	32
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At November 30, 2017, the cost of investment securities for tax purposes was $932,786,000. Net unrealized appreciation of investment securities for tax purposes was $234,135,000, consisting of unrealized gains of $278,304,000 on securities that had risen in value since their purchase and $44,169,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SCOTTSDALE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:	January 22, 2018
VANGUARD SCOTTSDALE FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date:	January 22, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File
Number 33-32548, Incorporated by Reference.